UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: April 1, 2006 - September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR with the Securities and Exchange Commission in two (2) counterparts due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-06-249505) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds Total Return Funds—Institutional and Administrative Classes

•	PIMCO Funds Total Return Fund—A, B, and C Classes

•	PIMCO Funds Total Return Fund—Class D

•	PIMCO Funds—Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Funds—Institutional and Administrative Classes

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—A, B, and C Classes

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—Class D

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—International Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Municipal Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

•	Private Account Portfolio Series

Share Classes Institutional and Administrative	Semiannual Report September 30, 2006

International Bond Funds

Developing Local Markets Fund

Emerging Markets Bond Fund

Foreign Bond Fund (Unhedged)

Foreign Bond Fund (U.S. Dollar-Hedged)

Global Bond Fund (Unhedged)

Global Bond Fund (U.S. Dollar-Hedged)

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		10
Financial Highlights		12
Statements of Assets and Liabilities		16
Statements of Operations		17
Statements of Changes in Net Assets		18
Notes to Financial Statements		63
Approval of Renewal of the Investment Advisory Contract and Administration Agreement		71

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	4	20
Emerging Markets Bond Fund	5	25
Foreign Bond Fund (Unhedged)	6	31
Foreign Bond Fund (U.S. Dollar-Hedged)	7	40
Global Bond Fund (Unhedged)	8	48
Global Bond Fund (U.S. Dollar-Hedged)	9	56

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.pimco-funds.com 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO International Bond Funds covering the six-month period ended September 30, 2006. At the end of the period, PIMCO Funds’ net assets stood at approximately $205 billion. On the following pages you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the bond markets during the six-month period include:

■	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

■	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

■	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, mortgage risk, leveraging risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

For periods prior to the inception date of the Administrative Class shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution, service and administrative fees, and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): Developing Local Markets Fund (9/06), Emerging Markets Bond Fund (9/98), Foreign Bond Fund (Unhedged) (2/06), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), Global Bond Fund (Unhedged) (7/96) and Global Bond Fund (U.S. Dollar-Hedged) (9/03). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Since Class A shares were offered since the inception of Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional and Administrative Classes are based on the historical performance of Class A shares, adjusted to reflect that the Institutional and Administrative Classes do not have a sales charge, and the different operating expenses associated with the Institutional and Administrative Classes, such as 12b-1 distribution and servicing fees (Administrative Class only) and administration fee charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	International Bond Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from April 1, 2006 to September 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	3

PIMCO Developing Local Markets Fund	Institutional Class	PLMIX
	Administrative Class	PDEVX

Cumulative Returns Through September 30, 2006

             Developing Local Markets Fund   JPMorgan Emerging Local Markets
                  Institutional Class              Index Plus (Unhedged)
             -----------------------------   -------------------------------
05/31/2005            $5,000,000                        $5,000,000
06/30/2005             5,028,228                         5,021,443
07/31/2005             5,068,232                         5,077,026
08/31/2005             5,119,629                         5,113,420
09/30/2005             5,132,140                         5,129,270
10/31/2005             5,108,887                         5,112,540
11/30/2005             5,173,423                         5,166,146
12/31/2005             5,220,041                         5,221,375
01/31/2006             5,388,045                         5,371,583
02/28/2006             5,398,692                         5,381,406
03/31/2006             5,381,933                         5,359,325
04/30/2006             5,527,343                         5,501,677
05/31/2006             5,433,575                         5,396,676
06/30/2006             5,423,969                         5,343,736
07/31/2006             5,506,495                         5,476,818
08/31/2006             5,543,876                         5,519,219
09/30/2006             5,513,355                         5,496,310

Allocation Breakdown*

Short-Term Instruments	46.7%
Corporate Bonds & Notes	32.5%
Asset-Backed Securities	10.7%
Sovereign Issues	6.8%
Mortgage-Backed Securities	2.3%
Other	1.0%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Institutional Class	2.44%	7.43%	7.61%
PIMCO Developing Local Markets Fund Administrative Class	2.31%	7.16%	7.35%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	2.56%	7.16%	7.36%
Lipper International Income Fund Average	3.35%	2.06%	1.72%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,024.41	$1,000.00	$1,020.81	$1,019.55
Expenses Paid During Period†	$4.31	$0.03	$4.31	$5.57

† For each class of the Fund, actual expenses are equal to the annualized expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), for the Institutional Class, and 1/365 (to reflect the period since the class commended operations on 09/29/06), for the Administrative Class. Hypothetical expenses reflect amounts as if the Fund or Class had been in existence for the entire fiscal half year.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Developing Local Markets Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of, non-U.S. countries, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Cooperation and Development (“OECD”) economies for the past five consecutive years.

»	An overweight to Brazil boosted returns as high real interest rates, ratings upgrades and positive trends in the current account supported the Brazilian currency.

»	An overweight in South Korea contributed to relative performance as several Asian currencies appreciated in-line with the upward move in the Chinese yuan.

»	An underweight to Turkey also helped returns as the Turkish lira decreased during the late-spring sell-off, due to concerns about the country’s current account deficit and an overall increase in global risk aversion.

»	An underweight to Hungary detracted from performance as the Hungarian forint maintained its value despite political turmoil in the third quarter, rising due to tighter monetary policy from that country’s central bank.

»	An underweight in the Philippines detracted from relative performance as the country’s fiscal performance was better than market expectations.

»	An underweight to Israel detracted from relative performance as the Israeli shekel climbed to its strongest level since 2001 thanks to strong economic performance.

4	PIMCO Funds	International Bond Funds

PIMCO Emerging Markets Bond Fund	Institutional Class	PEBIX
	Administrative Class	PEBAX

Cumulative Returns Through September 30, 2006

           Emerging Markets Bond Fund    JPMorgan Emerging Markets Bond
              Institutional Class                 Index Global
           --------------------------    ------------------------------
07/31/1997          $5,000,000                    $5,000,000
08/31/1997           4,941,202                     4,975,934
09/30/1997           5,077,992                     5,113,764
10/31/1997           4,500,427                     4,572,134
11/30/1997           4,738,197                     4,765,908
12/31/1997           4,859,660                     4,882,485
01/31/1998           4,866,472                     4,905,926
02/28/1998           5,005,158                     5,035,629
03/31/1998           5,155,188                     5,150,019
04/30/1998           5,168,205                     5,161,895
05/31/1998           5,002,060                     5,005,938
06/30/1998           4,838,082                     4,879,047
07/31/1998           4,912,199                     4,907,488
08/31/1998           3,543,793                     3,565,758
09/30/1998           3,819,422                     3,873,922
10/31/1998           4,019,347                     4,121,453
11/30/1998           4,340,414                     4,403,988
12/31/1998           4,288,256                     4,318,665
01/31/1999           4,139,443                     4,220,528
02/28/1999           4,222,136                     4,262,095
03/31/1999           4,507,995                     4,544,631
04/30/1999           4,883,959                     4,824,041
05/31/1999           4,578,472                     4,574,947
06/30/1999           4,716,852                     4,750,594
07/31/1999           4,686,777                     4,671,521
08/31/1999           4,679,209                     4,674,647
09/30/1999           4,888,898                     4,821,540
10/31/1999           5,046,834                     4,992,187
11/30/1999           5,183,471                     5,125,953
12/31/1999           5,427,907                     5,362,858
01/31/2000           5,308,344                     5,280,348
02/29/2000           5,622,784                     5,564,133
03/31/2000           5,765,699                     5,715,402
04/30/2000           5,656,677                     5,610,076
05/31/2000           5,546,802                     5,480,373
06/30/2000           5,808,164                     5,735,717
07/31/2000           5,949,537                     5,899,487
08/31/2000           6,158,003                     6,087,636
09/30/2000           6,076,985                     6,022,003
10/31/2000           5,975,644                     5,899,800
11/30/2000           6,006,990                     5,876,047
12/31/2000           6,220,981                     6,135,454
01/31/2001           6,485,181                     6,431,429
02/28/2001           6,457,362                     6,345,793
03/31/2001           6,511,798                     6,274,847
04/30/2001           6,550,734                     6,244,531
05/31/2001           6,698,649                     6,395,174
06/30/2001           6,902,857                     6,492,687
07/31/2001           6,955,869                     6,156,395
08/31/2001           7,313,582                     6,432,054
09/30/2001           7,050,022                     6,221,715
10/31/2001           7,347,034                     6,225,153
11/30/2001           7,741,151                     6,145,456
12/31/2001           7,974,620                     6,218,902
01/31/2002           8,171,825                     6,333,917
02/28/2002           8,544,744                     6,571,446
03/31/2002           8,561,045                     6,578,635
04/30/2002           8,675,694                     6,643,330
05/31/2002           8,572,651                     6,608,951
06/30/2002           7,971,888                     6,275,472
07/31/2002           7,424,961                     5,991,374
08/31/2002           8,030,226                     6,429,954
09/30/2002           7,689,238                     6,251,844
10/31/2002           8,336,072                     6,636,955
11/30/2002           8,644,940                     6,825,366
12/31/2002           8,998,071                     7,035,058
01/31/2003           9,208,291                     7,150,891
02/28/2003           9,590,663                     7,379,719
03/31/2003           9,940,552                     7,499,272
04/30/2003          10,588,631                     7,925,906
05/31/2003          11,021,019                     8,254,382
06/30/2003          10,979,142                     8,254,088
07/31/2003          10,544,571                     7,961,839
08/31/2003          10,873,901                     8,155,670
09/30/2003          11,275,070                     8,441,671
10/31/2003          11,374,790                     8,482,832
11/30/2003          11,582,879                     8,587,218
12/31/2003          11,927,934                     8,839,339
01/31/2004          12,063,500                     8,884,750
02/29/2004          12,012,305                     8,915,795
03/31/2004          12,312,681                     9,138,186
04/30/2004          11,431,003                     8,642,005
05/31/2004          11,337,099                     8,513,720
06/30/2004          11,546,110                     8,638,605
07/31/2004          11,853,561                     8,895,306
08/31/2004          12,447,926                     9,262,398
09/30/2004          12,655,629                     9,416,765
10/31/2004          12,866,517                     9,568,071
11/30/2004          12,995,262                     9,634,982
12/31/2004          13,387,528                     9,876,347
01/31/2005          13,487,380                     9,938,189
02/28/2005          13,584,797                    10,004,588
03/31/2005          13,197,601                     9,749,722
04/30/2005          13,456,429                     9,903,485
05/31/2005          13,878,430                    10,199,759
06/30/2005          14,115,851                    10,380,966
07/31/2005          14,091,493                    10,355,429
08/31/2005          14,411,310                    10,556,323
09/30/2005          14,674,340                    10,734,654
10/31/2005          14,390,919                    10,576,040
11/30/2005          14,638,080                    10,737,663
12/31/2005          14,958,965                    10,936,063
01/31/2006          15,133,442                    11,066,993
02/28/2006          15,480,430                    11,312,802
03/31/2006          15,140,903                    11,098,125
04/30/2006          15,162,815                    11,088,686
05/31/2006          14,810,831                    10,861,755
06/30/2006          14,846,563                    10,861,032
07/31/2006          15,356,358                    11,216,274
08/31/2006          15,721,814                    11,508,186
09/30/2006          15,782,794                    11,572,759

Allocation Breakdown*

Short-Term Instruments	24.7%
Brazil	18.5%
Mexico	11.8%
Russia	11.6%
Venezuela	6.5%
Other	26.9%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	4.24%	7.55%	17.48%	13.35%
PIMCO Emerging Markets Bond Fund Administrative Class	4.11%	7.28%	17.19%	13.07%
JPMorgan Emerging Markets Bond Index Global	4.28%	7.81%	13.22%	9.59%
Lipper Emerging Markets Debt Fund Average	3.53%	7.62%	16.42%	9.88%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,042.39	$1,041.11	$1,020.81	$1,019.55
Expenses Paid During Period†	$4.35	$5.63	$4.31	$5.57

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Emerging Markets Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income securities of issuers that are tied economically to countries with emerging securities markets.

»	PIMCO generally considers an emerging securities market to be one located in any country defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.

»	The JPMorgan EMBI Global spread closed the third quarter at 2.08% over Treasuries, just shy of its record tight level. Spreads widened 0.17% for the six-month period.

»	An overweight to Brazil boosted returns as debt buybacks, solid trade performance, ratings upgrades, and increased levels of international reserves supported that country’s performance.

»	An underweight in Turkey contributed to relative performance as that country’s bonds declined substantially in the second quarter due to worries about its large current account deficit, a significant sell-off in the Turkish lira, and an increasing inflation rate.

»	An overweight to Ecuador detracted from returns as its bonds declined in the third quarter, due to the rise of a populist candidate in the presidential polls, and the fall in oil prices.

»	An underweight in the Philippines detracted from relative performance as the country’s fiscal performance was better than market expectations.

»	Below-index spread duration contributed to performance as emerging markets spreads widened slightly during the six-month period.

»	A short-end curve focus was negative for performance as the yield curve inverted during the six-month period.

Semiannual Report	September 30, 2006	5

PIMCO Foreign Bond Fund (Unhedged)	Institutional Class	PFUIX
	Administrative Class	PFUUX

Cumulative Returns Through September 30, 2006

             Foreign Bond Fund (Unhedged)  JPMorgan GBI Global ex-U.S. FX NY
                Institutional Class             Index Unhedged in USD
             ----------------------------  -------------------------------
04/30/2004         $5,000,000                      $5,000,000
05/31/2004          5,034,623                       5,052,049
06/30/2004          5,055,680                       5,059,669
07/31/2004          4,996,868                       5,003,002
08/31/2004          5,123,925                       5,140,083
09/30/2004          5,196,569                       5,221,295
10/31/2004          5,385,635                       5,421,272
11/30/2004          5,632,461                       5,656,010
12/31/2004          5,747,094                       5,762,345
01/31/2005          5,623,854                       5,652,861
02/28/2005          5,638,625                       5,660,207
03/31/2005          5,563,474                       5,576,438
04/30/2005          5,647,971                       5,663,988
05/31/2005          5,465,660                       5,484,437
06/30/2005          5,412,356                       5,440,562
07/31/2005          5,362,757                       5,380,174
08/31/2005          5,496,723                       5,511,451
09/30/2005          5,350,326                       5,363,743
10/31/2005          5,249,120                       5,265,586
11/30/2005          5,143,139                       5,175,544
12/31/2005          5,226,502                       5,243,862
01/31/2006          5,311,881                       5,324,094
02/28/2006          5,282,826                       5,291,615
03/31/2006          5,245,079                       5,233,411
04/30/2006          5,426,095                       5,396,168
05/31/2006          5,514,798                       5,494,379
06/30/2006          5,446,394                       5,431,742
07/31/2006          5,477,509                       5,469,221
08/31/2006          5,499,604                       5,516,804
09/30/2006          5,469,236                       5,486,460

Allocation Breakdown*

Short-Term Instruments	29.2%
United States	29.2%
Germany	14.2%
Japan	11.5%
France	5.8%
Other	10.1%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	4.27%	2.22%	3.78%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	4.15%	1.97%	3.52%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	4.84%	2.29%	3.92%
Lipper International Income Fund Average	3.35%	2.06%	4.12%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,042.74	$1,041.49	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.56	$3.84	$2.54	$3.80

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Foreign Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	Exposure to U.S. duration contributed to relative returns as intermediate and long yields fell amid slowing growth and a pause in interest rate hikes by the Federal Reserve during the second half of the six-month period.

»	An underweight to shorter maturities and a curve flattening bias added to returns as interest rate increases by the European Central Bank and a tightening bias led to a flattening of the yield curve.

»	A focus on the short-to-intermediate portion of the U.K curve was negative for returns. Near maturity U.K. yields rose as the Bank of England raised interest rates, while the long-end of the yield curve inverted further on strong pension-related buying.

»	An underweight to Japanese bonds detracted from returns, as weak inflation data pushed back the Bank of Japan’s rate normalization process, causing yields to fall.

»	A long position in the Japanese yen versus the U.S. dollar detracted from relative returns as the yen fell following a delay in the Bank of Japan’s interest rate normalization process.

»	Tactical holdings in mortgage-backed securities benefited returns as this sector outpaced Treasuries and security selection of undervalued coupons also added to returns.

6	PIMCO Funds	International Bond Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Institutional Class	PFORX
	Administrative Class	PFRAX

Cumulative Returns Through September 30, 2006

                         PIMCO
                    Foreign Bond Fund        JPMorgan GBI
                   (U.S. Dollar-Hedged)   Global ex-U.S. Index
                   Institutional Class       Hedged in USD
                   -------------------    ------------------
     12/31/1992       $5,000,000              $5,000,000
     01/31/1993        5,041,660               5,045,501
     02/28/1993        5,152,513               5,136,826
     03/31/1993        5,171,807               5,139,908
     04/30/1993        5,171,804               5,140,421
     05/31/1993        5,218,564               5,169,209
     06/30/1993        5,342,019               5,274,661
     07/31/1993        5,426,186               5,333,737
     08/31/1993        5,558,061               5,444,678
     09/30/1993        5,580,127               5,468,090
     10/31/1993        5,663,151               5,540,815
     11/30/1993        5,679,152               5,579,601
     12/31/1993        5,820,067               5,695,098
     01/31/1994        5,827,680               5,666,624
     02/28/1994        5,673,113               5,539,124
     03/31/1994        5,574,498               5,488,718
     04/30/1994        5,522,099               5,449,747
     05/31/1994        5,441,127               5,389,254
     06/30/1994        5,340,992               5,334,283
     07/31/1994        5,374,816               5,369,488
     08/31/1994        5,322,015               5,317,942
     09/30/1994        5,330,821               5,322,728
     10/31/1994        5,351,402               5,343,487
     11/30/1994        5,430,650               5,418,829
     12/31/1994        5,395,132               5,406,367
     01/31/1995        5,431,819               5,465,297
     02/28/1995        5,467,726               5,535,800
     03/31/1995        5,471,621               5,648,728
     04/30/1995        5,605,512               5,738,544
     05/31/1995        5,825,529               5,926,769
     06/30/1995        5,790,386               5,907,210
     07/31/1995        5,900,948               5,981,642
     08/31/1995        6,013,433               6,033,680
     09/30/1995        6,099,110               6,129,012
     10/31/1995        6,201,268               6,197,659
     11/30/1995        6,444,451               6,333,387
     12/31/1995        6,540,017               6,392,287
     01/31/1996        6,700,408               6,469,635
     02/29/1996        6,557,601               6,393,293
     03/31/1996        6,664,336               6,446,357
     04/30/1996        6,825,851               6,523,713
     05/31/1996        6,852,155               6,568,075
     06/30/1996        6,930,027               6,622,589
     07/31/1996        6,997,369               6,672,259
     08/31/1996        7,169,036               6,761,000
     09/30/1996        7,370,202               6,905,010
     10/31/1996        7,552,295               7,018,941
     11/30/1996        7,735,101               7,159,321
     12/31/1996        7,775,388               7,169,345
     01/31/1997        7,899,810               7,258,963
     02/28/1997        7,942,561               7,305,419
     03/31/1997        7,843,570               7,266,703
     04/30/1997        7,917,253               7,345,183
     05/31/1997        7,958,788               7,383,378
     06/30/1997        8,118,878               7,508,894
     07/31/1997        8,239,266               7,628,287
     08/31/1997        8,206,198               7,637,441
     09/30/1997        8,383,475               7,772,623
     10/31/1997        8,286,145               7,822,367
     11/30/1997        8,398,755               7,878,689
     12/31/1997        8,522,040               7,981,113
     01/31/1998        8,645,607               8,087,245
     02/28/1998        8,725,510               8,159,239
     03/31/1998        8,835,222               8,231,855
     04/30/1998        8,865,827               8,273,838
     05/31/1998        8,942,528               8,387,190
     06/30/1998        8,987,048               8,423,255
     07/31/1998        9,130,620               8,501,590
     08/31/1998        9,058,201               8,669,071
     09/30/1998        9,266,649               8,874,530
     10/31/1998        9,075,582               8,861,217
     11/30/1998        9,245,824               8,956,919
     12/31/1998        9,377,213               8,946,169
     01/31/1999        9,569,644               9,057,102
     02/28/1999        9,476,423               8,996,420
     03/31/1999        9,534,902               9,103,477
     04/30/1999        9,658,589               9,219,091
     05/31/1999        9,507,394               9,181,293
     06/30/1999        9,391,681               9,038,983
     07/31/1999        9,396,468               9,015,482
     08/31/1999        9,329,165               9,031,709
     09/30/1999        9,379,607               9,066,031
     10/31/1999        9,422,198               9,087,790
     11/30/1999        9,440,689               9,140,496
     12/31/1999        9,524,187               9,167,918
     01/31/2000        9,475,484               9,168,837
     02/29/2000        9,584,349               9,236,684
     03/31/2000        9,722,350               9,371,538
     04/30/2000        9,756,895               9,422,144
     05/31/2000        9,815,858               9,497,520
     06/30/2000        9,890,070               9,543,107
     07/31/2000        9,973,457               9,611,817
     08/31/2000        9,963,948               9,613,739
     09/30/2000       10,095,126               9,696,417
     10/31/2000       10,121,158               9,774,958
     11/30/2000       10,271,406               9,947,974
     12/31/2000       10,463,562              10,058,396
     01/31/2001       10,619,334              10,177,679
     02/28/2001       10,680,403              10,265,125
     03/31/2001       10,824,425              10,342,598
     04/30/2001       10,759,482              10,272,516
     05/31/2001       10,785,208              10,325,932
     06/30/2001       10,779,884              10,382,726
     07/31/2001       11,033,728              10,477,207
     08/31/2001       11,133,056              10,565,217
     09/30/2001       11,210,774              10,608,535
     10/31/2001       11,490,158              10,802,671
     11/30/2001       11,452,617              10,756,218
     12/31/2001       11,401,404              10,666,943
     01/31/2002       11,451,164              10,678,677
     02/28/2002       11,476,667              10,688,287
     03/31/2002       11,439,446              10,633,778
     04/30/2002       11,561,674              10,719,912
     05/31/2002       11,567,554              10,733,728
     06/30/2002       11,702,631              10,872,315
     07/31/2002       11,742,083              10,977,775
     08/31/2002       11,830,240              11,109,509
     09/30/2002       11,937,977              11,236,158
     10/31/2002       11,935,460              11,231,471
     11/30/2002       12,058,371              11,252,147
     12/31/2002       12,276,373              11,414,177
     01/31/2003       12,424,967              11,503,620
     02/28/2003       12,567,348              11,582,617
     03/31/2003       12,534,779              11,568,305
     04/30/2003       12,586,788              11,594,178
     05/31/2003       12,744,533              11,778,203
     06/30/2003       12,716,274              11,717,184
     07/31/2003       12,605,002              11,587,098
     08/31/2003       12,556,206              11,503,569
     09/30/2003       12,679,626              11,629,935
     10/31/2003       12,583,334              11,521,345
     11/30/2003       12,576,764              11,531,837
     12/31/2003       12,713,652              11,639,816
     01/31/2004       12,765,231              11,692,023
     02/29/2004       12,920,040              11,803,619
     03/31/2004       12,968,480              11,835,351
     04/30/2004       12,947,536              11,742,702
     05/31/2004       12,926,380              11,722,787
     06/30/2004       12,929,578              11,708,220
     07/31/2004       12,975,382              11,755,232
     08/31/2004       13,105,132              11,921,479
     09/30/2004       13,157,583              11,989,578
     10/31/2004       13,261,210              12,065,723
     11/30/2004       13,465,785              12,170,392
     12/31/2004       13,559,695              12,245,876
     01/31/2005       13,662,898              12,365,366
     02/28/2005       13,621,187              12,306,028
     03/31/2005       13,755,012              12,399,797
     04/30/2005       13,918,388              12,556,469
     05/31/2005       14,005,840              12,660,832
     06/30/2005       14,144,152              12,797,538
     07/31/2005       14,126,507              12,740,645
     08/31/2005       14,228,692              12,844,091
     09/30/2005       14,214,295              12,830,238
     10/31/2005       14,144,395              12,764,380
     11/30/2005       14,182,731              12,835,382
     12/31/2005       14,335,226              12,931,239
     01/31/2006       14,303,059              12,907,045
     02/28/2006       14,366,153              12,936,791
     03/31/2006       14,280,411              12,823,412
     04/30/2006       14,244,409              12,750,883
     05/31/2006       14,322,874              12,824,940
     06/30/2006       14,308,686              12,819,847
     07/31/2006       14,443,791              12,949,575
     08/31/2006       14,609,295              13,170,627
     09/30/2006       14,692,865              13,253,140

Allocation Breakdown*

United States	26.2%
Germany	20.8%
Japan	17.7%
Short-Term Instruments	12.6%
France	10.3%
United Kingdom	5.1%
Other	7.3%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)**
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	2.89%	3.36%	5.56%	7.14%	8.22%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	2.76%	3.11%	5.33%	6.89%	7.97%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	3.35%	3.30%	4.55%	6.74%	7.39%
Lipper International Income Fund Average	3.35%	2.06%	7.63%	5.51%	6.15%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,028.88	$1,027.61	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.54	$3.81	$2.54	$3.80

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	Exposure to U.S. duration contributed to relative returns as intermediate and long yields fell amid slowing growth and a pause in interest rate hikes by the Federal Reserve during the second half of the six-month period.

»	An underweight to shorter maturities and a curve flattening bias added to returns as interest rate increases by the European Central Bank and a tightening bias led to a flattening of the yield curve.

»	A focus on the short-to-intermediate portion of the U.K curve detracted from relative returns. Near maturity U.K. yields rose as the Bank of England raised interest rates, while the long-end of the yield curve inverted further on strong pension-related buying.

»	An underweight to Japanese bonds detracted from returns as weak inflation data pushed back the Bank of Japan’s interest rate normalization process, causing yields to fall.

»	A long position in the Japanese yen versus the U.S. dollar detracted from relative returns as the yen fell following a delay in the Bank of Japan’s interest rate normalization process.

»	Tactical holdings in mortgage-backed securities benefited returns as this sector outpaced Treasuries and security selection of undervalued coupons also added to returns.

Semiannual Report	September 30, 2006	7

PIMCO Global Bond Fund (Unhedged)	Institutional Class	PIGLX
	Administrative Class	PADMX

Cumulative Returns Through September 30, 2006

                  Global Bond Fund         JPMorgan GBI
                     (Unhedged)         Global FX NY Index
                 Institutional Class      Unhedged in USD
                 -------------------    ------------------
11/30/1993         $5,000,000              $5,000,000
12/31/1993          5,159,354               5,051,000
01/31/1994          5,172,612               5,098,475
02/28/1994          5,050,687               5,042,395
03/31/1994          4,981,799               5,019,200
04/30/1994          4,983,396               5,015,185
05/31/1994          4,957,155               4,973,560
06/30/1994          4,993,232               5,032,745
07/31/1994          5,040,972               5,080,050
08/31/1994          5,023,423               5,066,845
09/30/1994          5,045,769               5,091,670
10/31/1994          5,117,441               5,168,045
11/30/1994          5,070,101               5,102,925
12/31/1994          5,071,554               5,114,665
01/31/1995          5,158,706               5,217,980
02/28/1995          5,306,429               5,352,605
03/31/1995          5,497,439               5,625,050
04/30/1995          5,586,069               5,714,490
05/31/1995          5,774,015               5,873,925
06/30/1995          5,791,402               5,910,340
07/31/1995          5,833,592               5,938,120
08/31/1995          5,749,603               5,773,040
09/30/1995          5,839,678               5,902,935
10/31/1995          5,966,446               5,960,785
11/30/1995          6,121,956               6,027,545
12/31/1995          6,236,009               6,102,285
01/31/1996          6,250,544               6,039,430
02/29/1996          6,152,157               6,004,400
03/31/1996          6,159,100               5,995,395
04/30/1996          6,210,796               5,973,215
05/31/1996          6,191,536               5,979,190
06/30/1996          6,265,488               6,031,205
07/31/1996          6,379,395               6,142,180
08/31/1996          6,491,924               6,167,980
09/30/1996          6,584,759               6,201,900
10/31/1996          6,764,325               6,324,700
11/30/1996          6,923,739               6,415,145
12/31/1996          6,879,967               6,370,235
01/31/1997          6,702,769               6,210,980
02/28/1997          6,656,620               6,168,125
03/31/1997          6,576,929               6,121,245
04/30/1997          6,536,080               6,086,970
05/31/1997          6,699,780               6,230,620
06/30/1997          6,783,140               6,301,650
07/31/1997          6,758,684               6,278,335
08/31/1997          6,721,424               6,270,800
09/30/1997          6,895,854               6,410,010
10/31/1997          6,891,415               6,545,905
11/30/1997          6,834,927               6,467,350
12/31/1997          6,817,845               6,460,240
01/31/1998          6,851,128               6,524,840
02/28/1998          6,915,929               6,573,125
03/31/1998          6,961,654               6,523,825
04/30/1998          7,063,593               6,624,290
05/31/1998          7,059,363               6,652,775
06/30/1998          7,070,889               6,671,405
07/31/1998          7,130,372               6,689,415
08/31/1998          7,124,542               6,874,045
09/30/1998          7,491,180               7,232,870
10/31/1998          7,509,415               7,394,885
11/30/1998          7,456,893               7,311,325
12/31/1998          7,669,954               7,448,780
01/31/1999          7,718,892               7,387,700
02/28/1999          7,459,185               7,140,950
03/31/1999          7,441,983               7,158,800
04/30/1999          7,454,117               7,156,655
05/31/1999          7,250,125               7,030,695
06/30/1999          7,143,749               6,913,285
07/31/1999          7,296,476               7,065,375
08/31/1999          7,283,484               7,083,745
09/30/1999          7,400,295               7,185,750
10/31/1999          7,405,937               7,177,130
11/30/1999          7,291,664               7,091,720
12/31/1999          7,341,262               7,071,155
01/31/2000          7,098,375               6,931,855
02/29/2000          7,116,716               6,897,195
03/31/2000          7,307,538               7,097,905
04/30/2000          7,080,709               6,882,125
05/31/2000          7,153,212               6,932,365
06/30/2000          7,318,062               7,100,825
07/31/2000          7,239,595               6,989,340
08/31/2000          7,170,776               6,939,015
09/30/2000          7,191,731               6,925,140
10/31/2000          7,079,209               6,842,730
11/30/2000          7,190,025               6,984,375
12/31/2000          7,372,837               7,235,810
01/31/2001          7,432,281               7,230,820
02/28/2001          7,435,644               7,233,110
03/31/2001          7,247,001               7,031,525
04/30/2001          7,215,818               7,003,480
05/31/2001          7,190,664               6,983,170
06/30/2001          7,102,470               6,920,325
07/31/2001          7,390,315               7,095,410
08/31/2001          7,682,234               7,361,485
09/30/2001          7,717,058               7,413,750
10/31/2001          7,895,729               7,480,475
11/30/2001          7,741,256               7,369,765
12/31/2001          7,555,889               7,178,150
01/31/2002          7,477,602               7,063,300
02/28/2002          7,531,284               7,100,735
03/31/2002          7,501,945               7,069,495
04/30/2002          7,795,515               7,320,460
05/31/2002          7,998,468               7,519,575
06/30/2002          8,367,016               7,870,740
07/31/2002          8,449,841               7,957,320
08/31/2002          8,541,474               8,102,940
09/30/2002          8,665,954               8,198,555
10/31/2002          8,640,459               8,163,825
11/30/2002          8,706,745               8,166,560
12/31/2002          9,167,556               8,568,355
01/31/2003          9,334,426               8,680,410
02/28/2003          9,517,724               8,805,195
03/31/2003          9,519,422               8,827,170
04/30/2003          9,656,965               8,933,280
05/31/2003         10,060,918               9,320,565
06/30/2003          9,923,605               9,173,960
07/31/2003          9,604,102               8,886,930
08/31/2003          9,599,958               8,842,715
09/30/2003         10,156,655               9,342,420
10/31/2003         10,121,297               9,293,510
11/30/2003         10,287,733               9,440,890
12/31/2003         10,689,079               9,811,675
01/31/2004         10,728,563               9,843,605
02/29/2004         10,762,764               9,866,145
03/31/2004         10,932,509              10,005,315
04/30/2004         10,510,333               9,575,425
05/31/2004         10,590,781               9,643,600
06/30/2004         10,642,039               9,664,740
07/31/2004         10,580,374               9,604,820
08/31/2004         10,824,577               9,854,545
09/30/2004         10,949,794               9,979,695
10/31/2004         11,308,086              10,290,065
11/30/2004         11,709,056              10,599,800
12/31/2004         11,926,181              10,779,995
01/31/2005         11,730,670              10,639,855
02/28/2005         11,747,662              10,629,215
03/31/2005         11,621,340              10,499,540
04/30/2005         11,807,422              10,670,680
05/31/2005         11,537,918              10,441,260
06/30/2005         11,473,906              10,394,275
07/31/2005         11,365,279              10,270,585
08/31/2005         11,624,332              10,502,700
09/30/2005         11,351,896              10,253,785
10/31/2005         11,152,337              10,089,725
11/30/2005         10,988,148               9,969,655
12/31/2005         11,168,224              10,096,270
01/31/2006         11,299,579              10,205,310
02/28/2006         11,275,546              10,162,450
03/31/2006         11,187,267              10,049,645
04/30/2006         11,483,943              10,273,750
05/31/2006         11,619,499              10,417,585
06/30/2006         11,522,705              10,335,285
07/31/2006         11,608,844              10,420,035
08/31/2006         11,667,784              10,527,360
09/30/2006         11,645,948              10,507,360

Allocation Breakdown*

United States	37.7%
Germany	21.9%
Japan	19.9%
Short-Term Instruments	7.4%
France	2.7%
Other	10.4%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/23/93)**
PIMCO Global Bond Fund (Unhedged) Institutional Class	4.10%	2.59%	8.58%	5.87%	6.84%
PIMCO Global Bond Fund (Unhedged) Administrative Class	3.97%	2.34%	8.31%	5.62%	6.59%
JPMorgan GBI Global FX NY Index Unhedged in USD	4.55%	2.47%	7.22%	5.41%	5.96%
Lipper Global Income Fund Average	3.35%	2.65%	6.61%	5.38%	5.99%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 11/23/93. Index comparisons began on 11/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,040.98	$1,039.74	$1,022.31	$1,021.06
Expenses Paid During Period†	$2.81	$4.09	$2.79	$4.05

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Global Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	An overweight to U.S. duration contributed to relative returns as intermediate and long yields fell amid slowing growth and a pause in interest rate hikes by the Federal Reserve during the second half of the six-month period.

»	An underweight to shorter maturities and a curve flattening bias added to returns as interest rate increases by the European Central Bank and a tightening bias led to a flattening of the yield curve.

»	A focus on the short-to-intermediate portion of the U.K curve detracted from relative returns. Near maturity U.K. yields rose as the Bank of England raised interest rates, while the long-end of the yield curve inverted further on strong pension-related buying.

»	An underweight to Japanese bonds detracted from returns as weak inflation data pushed back the Bank of Japan’s rate normalization process causing yields to fall.

»	A long position in the Japanese yen versus the U.S. dollar detracted from relative returns as the yen fell following a delay in the Bank of Japan’s interest rate normalization process.

»	Tactical holdings in mortgage-backed securities benefited returns as this sector outpaced Treasuries and security selection of undervalued coupons also added to returns.

8	PIMCO Funds	International Bond Funds

PIMCO Global Bond Fund (U.S. Dollar Hedged)	Institutional Class	PGBIX
	Administrative Class	PGDAX

Cumulative Returns Through September 30, 2006

               Global Bond Fund
              (U.S. Dollar-Hedged)          JPMorgan GBI
              Institutional Class       Global Hedged in USD
              -------------------       --------------------
09/30/1995        $5,000,000                 $5,000,000
10/31/1995         5,079,400                  5,061,026
11/30/1995         5,249,282                  5,158,548
12/31/1995         5,334,708                  5,215,303
01/31/1996         5,436,490                  5,267,320
02/29/1996         5,333,197                  5,192,381
03/31/1996         5,343,321                  5,203,588
04/30/1996         5,411,129                  5,232,726
05/31/1996         5,408,424                  5,253,364
06/30/1996         5,460,345                  5,302,633
07/31/1996         5,484,370                  5,331,814
08/31/1996         5,618,737                  5,375,077
09/30/1996         5,750,216                  5,478,140
10/31/1996         5,873,845                  5,576,424
11/30/1996         6,018,929                  5,680,628
12/31/1996         6,003,280                  5,666,757
01/31/1997         6,054,308                  5,714,968
02/28/1997         6,096,083                  5,740,047
03/31/1997         6,011,773                  5,698,390
04/30/1997         6,083,120                  5,767,451
05/31/1997         6,130,428                  5,806,359
06/30/1997         6,235,482                  5,891,702
07/31/1997         6,364,953                  6,016,967
08/31/1997         6,341,529                  5,996,667
09/30/1997         6,459,229                  6,097,869
10/31/1997         6,383,806                  6,165,281
11/30/1997         6,428,999                  6,204,146
12/31/1997         6,500,624                  6,280,819
01/31/1998         6,559,466                  6,369,334
02/28/1998         6,596,641                  6,395,301
03/31/1998         6,687,802                  6,437,507
04/30/1998         6,719,004                  6,469,056
05/31/1998         6,756,987                  6,549,324
06/30/1998         6,789,348                  6,595,928
07/31/1998         6,874,059                  6,638,177
08/31/1998         6,802,481                  6,789,620
09/30/1998         6,956,874                  6,928,630
10/31/1998         6,843,727                  6,948,042
11/30/1998         6,934,601                  6,998,579
12/31/1998         6,997,201                  6,999,805
01/31/1999         7,154,505                  7,069,585
02/28/1999         7,046,815                  6,974,516
03/31/1999         7,092,910                  7,039,686
04/30/1999         7,163,065                  7,105,744
05/31/1999         7,055,175                  7,061,635
06/30/1999         6,970,719                  6,982,382
07/31/1999         6,965,894                  6,968,468
08/31/1999         6,936,305                  6,975,192
09/30/1999         6,972,759                  7,010,463
10/31/1999         6,993,488                  7,023,869
11/30/1999         6,984,987                  7,047,044
12/31/1999         7,017,208                  7,047,171
01/31/2000         6,988,075                  7,051,273
02/29/2000         7,071,942                  7,122,153
03/31/2000         7,171,694                  7,240,525
04/30/2000         7,183,729                  7,256,553
05/31/2000         7,210,193                  7,299,478
06/30/2000         7,290,433                  7,363,422
07/31/2000         7,351,732                  7,419,542
08/31/2000         7,372,537                  7,453,966
09/30/2000         7,458,243                  7,497,272
10/31/2000         7,480,810                  7,560,497
11/30/2000         7,571,122                  7,703,271
12/31/2000         7,663,232                  7,808,279
01/31/2001         7,827,804                  7,890,069
02/28/2001         7,899,134                  7,967,039
03/31/2001         8,023,091                  8,016,392
04/30/2001         7,975,146                  7,945,301
05/31/2001         8,007,075                  7,980,825
06/30/2001         7,981,363                  8,025,400
07/31/2001         8,214,623                  8,136,794
08/31/2001         8,295,831                  8,218,119
09/30/2001         8,352,022                  8,276,354
10/31/2001         8,587,250                  8,451,607
11/30/2001         8,525,457                  8,364,488
12/31/2001         8,493,372                  8,288,491
01/31/2002         8,535,271                  8,311,709
02/28/2002         8,579,152                  8,340,466
03/31/2002         8,491,837                  8,248,907
04/30/2002         8,619,987                  8,356,791
05/31/2002         8,647,438                  8,378,063
06/30/2002         8,727,738                  8,489,245
07/31/2002         8,807,790                  8,603,515
08/31/2002         8,904,021                  8,732,925
09/30/2002         9,042,770                  8,870,328
10/31/2002         9,041,810                  8,839,286
11/30/2002         9,090,407                  8,827,953
12/31/2002         9,282,167                  8,984,555
01/31/2003         9,381,750                  9,028,453
02/28/2003         9,519,313                  9,118,237
03/31/2003         9,485,273                  9,098,445
04/30/2003         9,528,827                  9,125,341
05/31/2003         9,685,829                  9,304,401
06/30/2003         9,651,570                  9,252,214
07/31/2003         9,463,397                  9,068,080
08/31/2003         9,459,446                  9,033,655
09/30/2003         9,616,412                  9,177,782
10/31/2003         9,524,980                  9,077,722
11/30/2003         9,544,989                  9,087,026
12/31/2003         9,647,540                  9,172,031
01/31/2004         9,691,700                  9,222,526
02/29/2004         9,801,293                  9,317,596
03/31/2004         9,862,939                  9,358,110
04/30/2004         9,785,161                  9,228,827
05/31/2004         9,775,021                  9,208,739
06/30/2004         9,784,528                  9,209,416
07/31/2004         9,828,552                  9,259,319
08/31/2004         9,958,900                  9,406,618
09/30/2004         9,987,941                  9,454,153
10/31/2004        10,068,390                  9,518,350
11/30/2004        10,159,090                  9,550,406
12/31/2004        10,236,794                  9,619,340
01/31/2005        10,307,524                  9,708,870
02/28/2005        10,272,038                  9,653,850
03/31/2005        10,344,993                  9,702,569
04/30/2005        10,472,199                  9,837,942
05/31/2005        10,548,819                  9,930,516
06/30/2005        10,636,802                 10,027,278
07/31/2005        10,600,158                  9,959,105
08/31/2005        10,699,638                 10,060,560
09/30/2005        10,666,368                 10,019,327
10/31/2005        10,589,987                  9,959,739
11/30/2005        10,630,678                 10,013,871
12/31/2005        10,747,614                 10,097,734
01/31/2006        10,730,443                 10,074,897
02/28/2006        10,755,527                 10,096,677
03/31/2006        10,698,352                 10,002,115
04/30/2006        10,677,848                  9,946,925
05/31/2006        10,708,918                  9,990,865
06/30/2006        10,707,108                  9,996,997
07/31/2006        10,815,632                 10,103,359
08/31/2006        10,947,694                 10,272,818
09/30/2006        11,013,067                 10,345,304

Allocation Breakdown*

United States	39.2%
Germany	18.6%
Japan	15.9%
Short-Term Instruments	8.6%
France	7.6%
Other	10.1%

*	% of Total Investments as of 09/30/06

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)**
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	2.94%	3.25%	5.68%	6.77%	7.52%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	2.83%	3.01%	5.37%	6.49%	7.24%
JPMorgan GBI Global Hedged in USD	3.43%	3.25%	4.56%	6.56%	6.83%
Lipper Global Income Fund Average	3.35%	2.65%	6.61%	5.38%	6.01%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/02/95. Index comparisons began on 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,029.42	$1,028.31	$1,022.31	$1,021.06
Expenses Paid During Period†	$2.80	$4.07	$2.79	$4.05

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	An overweight to U.S. duration contributed to relative returns as intermediate and long yields fell amid slowing growth and a pause in interest rate hikes by the Federal Reserve during the second half of the six-month period.

»	An underweight to shorter maturities and a curve flattening bias added to returns as interest rate increases by the European Central Bank and a tightening bias led to a flattening of the yield curve.

»	A focus on the short-to-intermediate portion of the U.K curve detracted from relative returns. Near maturity U.K. yields rose as the Bank of England raised interest rates, while the long-end of the yield curve inverted further on strong pension-related buying.

»	An underweight to Japanese bonds detracted from returns as weak inflation data pushed back the Bank of Japan’s rate normalization process causing yields to fall.

»	A long position in the Japanese yen versus the U.S. dollar detracted from relative returns as the yen fell following a delay in the Bank of Japan’s interest rate normalization process.

»	Tactical holdings in mortgage-backed securities benefited returns as this sector outpaced Treasuries and security selection of undervalued coupons also added to returns.

Semiannual Report	September 30, 2006	9

Benchmark Descriptions

Index	Description

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index.

JPMorgan Emerging Markets Bond Index Global	JPMorgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. Dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. Dollars of major non-U.S. bond markets. It is not possible to invest directly in the index.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. Dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged index market representative of the total return performance in U.S. Dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index.

10	PIMCO Funds	International Bond Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report	September 30 2006	11

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Institutional Class
09/30/2006+	$10.46	$0.24	$0.01	$0.25	$(0.23)	$0.00
05/31/2005 - 03/31/2006	10.00	0.30	0.46	0.76	(0.27)	(0.03)
Administrative Class
09/30/2006+(1)	10.48	0.00	0.00	0.00	0.00	0.00

Emerging Markets Bond Fund
Institutional Class
09/30/2006+	$11.14	$0.30	$0.16	$0.46	$(0.31)	$0.00
03/31/2006	10.58	0.60	0.92	1.52	(0.62)	(0.34)
03/31/2005	10.73	0.45	0.29	0.74	(0.49)	(0.40)
03/31/2004	10.05	0.49	1.81	2.30	(0.54)	(1.08)
03/31/2003	9.60	0.64	0.76	1.40	(0.70)	(0.25)
03/31/2002	8.40	0.75	1.73	2.48	(0.78)	(0.50)
Administrative Class
09/30/2006+	11.14	0.28	0.17	0.45	(0.30)	0.00
03/31/2006	10.58	0.57	0.92	1.49	(0.59)	(0.34)
03/31/2005	10.73	0.42	0.30	0.72	(0.47)	(0.40)
03/31/2004	10.05	0.52	1.75	2.27	(0.51)	(1.08)
03/31/2003	9.60	0.61	0.76	1.37	(0.67)	(0.25)
03/31/2002	8.40	0.74	1.72	2.46	(0.76)	(0.50)

Foreign Bond Fund (Unhedged)
Institutional Class
09/30/2006+	$9.90	$0.19	$0.23	$0.42	$(0.17)	$0.00
03/31/2006	10.83	0.35	(0.96)	(0.61)	(0.10)	0.00
04/30/2004 - 03/31/2005	10.00	0.23	0.89	1.12	(0.18)	(0.11)
Administrative Class
09/30/2006+	9.90	0.21	0.20	0.41	(0.16)	0.00
02/28/2006 - 03/31/2006	10.00	0.03	(0.10)	(0.07)	0.00	0.00

Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
09/30/2006+	$10.30	$0.18	$0.11	$0.29	$(0.16)	$0.00
03/31/2006	10.56	0.36	0.04	0.40	(0.33)	(0.33)
03/31/2005	10.52	0.30	0.32	0.62	(0.27)	(0.31)
03/31/2004	10.70	0.35	0.01	0.36	(0.33)	(0.21)
03/31/2003	10.39	0.47	0.50	0.97	(0.27)	(0.25)
03/31/2002	10.32	0.48	0.09	0.57	(0.48)	(0.02)
Administrative Class
09/30/2006+	10.30	0.17	0.11	0.28	(0.15)	0.00
03/31/2006	10.56	0.34	0.03	0.37	(0.30)	(0.33)
03/31/2005	10.52	0.28	0.32	0.60	(0.25)	(0.31)
03/31/2004	10.70	0.33	0.00	0.33	(0.30)	(0.21)
03/31/2003	10.39	0.44	0.52	0.96	(0.27)	(0.25)
03/31/2002	10.32	0.45	0.09	0.54	(0.45)	(0.02)

+ Unaudited

* Annualized

(1) The class inception date is September 30, 2006.

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.40%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.51%.

12	PIMCO Funds	International Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.23)	$10.48	2.44%	$3,019,330	0.85	%*	0.85	%*	4.47	%*	5%
0.00	(0.30)	10.46	7.66	1,644,442	0.86	*(b)	0.86	*(b)	3.54	*	6

0.00	0.00	10.48	NA	10	1.10	*	1.10	*	NA	*	5

$0.00	$(0.31)	$11.29	4.24%	$1,680,452	0.85	%*	0.85	%*	5.34	%*	120%
0.00	(0.96)	11.14	14.72	2,145,193	0.85		0.85		5.36		280
0.00	(0.89)	10.58	7.18	1,434,181	0.85		0.85		4.25		415
0.00	(1.62)	10.73	23.86	779,572	0.85		0.85		4.55		461
0.00	(0.95)	10.05	16.11	445,720	0.87		0.85		6.95		388
0.00	(1.28)	9.60	31.46	177,399	0.92		0.85		8.25		620

0.00	(0.30)	11.29	4.11	33,368	1.10	*	1.10	*	5.13	*	120
0.00	(0.93)	11.14	14.43	23,798	1.10		1.10		5.10		280
0.00	(0.87)	10.58	6.91	18,282	1.10		1.10		3.98		415
0.00	(1.59)	10.73	23.55	10,108	1.10		1.10		4.72		461
0.00	(0.92)	10.05	15.85	31,735	1.12		1.10		6.58		388
0.00	(1.26)	9.60	31.11	11,685	1.19		1.10		8.28		620

$0.00	$(0.17)	$10.15	4.27%	$1,161,682	0.50	%*	0.50	%*	3.78	%*	209%
(0.22)	(0.32)	9.90	(5.72)	1,076,199	0.50		0.50		3.38		480
0.00	(0.29)	10.83	11.27	992,593	0.50	*(c)	0.50	*(c)	2.27	*	344

0.00	(0.16)	10.15	4.15	489,248	0.75	*	0.75	*	4.16	*	209
(0.03)	(0.03)	9.90	(0.74)	10	0.75	*	0.75	*	3.72	*	480

$0.00	$(0.16)	$10.43	2.89%	$1,759,578	0.50	%*	0.50	%*	3.58	%*	249%
0.00	(0.66)	10.30	3.81	1,664,360	0.50		0.50		3.42		571
0.00	(0.58)	10.56	6.06	1,185,669	0.50		0.50		2.90		477
0.00	(0.54)	10.52	3.46	949,420	0.51		0.50		3.30		711
(0.14)	(0.66)	10.70	9.58	800,237	0.50		0.50		4.40		589
0.00	(0.50)	10.39	5.68	511,247	0.51		0.50		4.61		434

0.00	(0.15)	10.43	2.76	53,318	0.75	*	0.75	*	3.33	*	249
0.00	(0.63)	10.30	3.55	56,200	0.75		0.75		3.16		571
0.00	(0.56)	10.56	5.80	62,996	0.75		0.75		2.65		477
0.00	(0.51)	10.52	3.21	44,548	0.76		0.75		3.05		711
(0.13)	(0.65)	10.70	9.49	31,805	0.75		0.75		4.15		589
0.00	(0.47)	10.39	5.42	21,565	0.76		0.75		4.33		434

Semiannual Report	September 30, 2006	13

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Global Bond Fund (Unhedged)
Institutional Class
09/30/2006+	$9.51	$0.18	$0.20	$0.38	$(0.16)	$0.00
03/31/2006	10.16	0.33	(0.70)	(0.37)	(0.25)	0.00
03/31/2005	10.48	0.27	0.39	0.66	(0.23)	(0.75)
03/31/2004	10.11	0.32	1.13	1.45	(0.29)	(0.79)
03/31/2003	8.33	0.47	1.73	2.20	(0.42)	0.00
03/31/2002	8.45	0.43	(0.13)	0.30	(0.41)	0.00
Administrative Class
09/30/2006+	9.51	0.16	0.21	0.37	(0.15)	0.00
03/31/2006	10.16	0.29	(0.68)	(0.39)	(0.23)	0.00
03/31/2005	10.48	0.24	0.39	0.63	(0.20)	(0.75)
03/31/2004	10.11	0.31	1.11	1.42	(0.26)	(0.79)
03/31/2003	8.33	0.44	1.74	2.18	(0.40)	0.00
03/31/2002	8.45	0.41	(0.13)	0.28	(0.39)	0.00

Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
09/30/2006+	$9.66	$0.18	$0.10	$0.28	$(0.16)	$0.00
03/31/2006	10.00	0.34	0.00	0.34	(0.31)	(0.37)
03/31/2005	10.03	0.27	0.21	0.48	(0.24)	(0.27)
03/31/2004	10.10	0.30	0.09	0.39	(0.29)	(0.17)
03/31/2003	9.42	0.44	0.64	1.08	(0.40)	0.00
03/31/2002	9.61	0.44	0.11	0.55	(0.43)	(0.31)
Administrative Class
09/30/2006+	9.66	0.17	0.10	0.27	(0.15)	0.00
03/31/2006	10.00	0.32	(0.01)	0.31	(0.28)	(0.37)
03/31/2005	10.03	0.25	0.21	0.46	(0.22)	(0.27)
09/30/2003 - 03/31/2004	10.00	0.13	0.20	0.33	(0.13)	(0.17)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

14	PIMCO Funds	International Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.16)	$9.73	4.10%	$843,313	0.55	%*	0.55	%*	3.63	%*	256%
(0.03)	(0.28)	9.51	(3.74)	788,283	0.55		0.55		3.32		551
0.00	(0.98)	10.16	6.30	1,220,538	0.55		0.55		2.60		278
0.00	(1.08)	10.48	14.84	874,145	0.56		0.55		3.13		649
0.00	(0.42)	10.11	26.89	497,829	0.56		0.55		5.04		483
(0.01)	(0.42)	8.33	3.52	300,625	0.56		0.55		5.03		355

0.00	(0.15)	9.73	3.97	87,968	0.80	*	0.80	*	3.38	*	256
(0.03)	(0.26)	9.51	(3.97)	77,162	0.81		0.80		2.96		551
0.00	(0.95)	10.16	6.03	56,706	0.80		0.80		2.36		278
0.00	(1.05)	10.48	14.57	41,821	0.81		0.80		2.93		649
0.00	(0.40)	10.11	26.59	37,875	0.81		0.80		4.63		483
(0.01)	(0.40)	8.33	3.26	5,946	0.80		0.80		4.81		355

$0.00	$(0.16)	$9.78	2.94%	$157,785	0.55	%*	0.55	%*	3.65	%*	234%
0.00	(0.68)	9.66	3.41	170,002	0.55		0.55		3.41		372
0.00	(0.51)	10.00	4.89	126,788	0.55		0.55		2.71		245
0.00	(0.46)	10.03	3.98	115,430	0.56		0.55		2.97		577
0.00	(0.40)	10.10	11.70	114,956	0.57		0.55		4.44		413
0.00	(0.74)	9.42	5.84	66,036	0.56		0.55		4.62		373

0.00	(0.15)	9.78	2.83	12	0.80	*	0.80	*	3.44	*	234
0.00	(0.65)	9.66	3.13	11	0.80		0.80		3.15		372
0.00	(0.49)	10.00	4.63	11	0.80		0.80		2.47		245
0.00	(0.30)	10.03	2.41	10	0.81	*	0.80	*	2.59	*	577

Semiannual Report	September 30, 2006	15

Statements of Assets and Liabilities	(Unaudited) September 30, 2006

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Emerging Markets Bond Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar-Hedged)

Assets:
Investments, at value	$3,568,001	$2,553,244	$2,583,369	$2,986,622	$1,196,312	$238,709
Cash	22,997	27	4,873	0	1	44
Foreign currency, at value	35,379	1,698	26,645	30,557	8,480	3,555
Receivable for investments sold	20	118,813	100,861	124,453	167,125	20,624
Receivable for investments sold on a delayed-delivery basis	0	0	96,980	259,191	91,862	22,859
Receivable for Fund shares sold	3,901	28,514	5,329	4,228	570	154
Interest and dividends receivable	18,044	31,697	23,021	29,494	12,789	2,463
Variation margin receivable	0	0	3	1,277	1,442	435
Swap premiums paid	0	0	35,638	28,232	8,498	3,513
Unrealized appreciation on forward foreign currency contracts	34,528	1,096	1,136	7,906	278	502
Unrealized appreciation on swap agreements	2,764	19,122	17,769	20,418	7,464	1,815
	3,685,634	2,754,211	2,895,624	3,492,378	1,494,821	294,673

Liabilities:
Payable for investments purchased	139,866	145,131	142,587	217,604	73,828	19,113
Payable for investments purchased on a delayed-delivery basis	18,800	113,883	425,380	486,480	350,034	37,965
Payable for short sales	0	0	111,410	267,426	102,464	27,185
Payable for Fund shares redeemed	3,715	3,116	3,672	6,070	592	169
Dividends payable	882	1,503	942	727	402	85
Overdraft due to custodian	0	0	0	1,222	0	0
Written options outstanding	0	1,222	10,867	19,158	9,006	1,567
Accrued investment advisory fee	1,232	936	411	510	196	43
Accrued administration fee	1,152	930	495	615	236	57
Accrued distribution fee	20	152	123	84	17	15
Accrued servicing fee	95	164	105	132	0	9
Variation margin payable	0	782	1,209	2,508	1,685	565
Recoupment payable to Manager	4	0	0	0	0	0
Swap premium received	0	231	27,379	30,857	11,587	2,620
Unrealized depreciation on forward foreign currency contracts	52,308	2,338	8,437	1,600	2,265	141
Unrealized depreciation on swap agreements	59	1,280	17,716	24,866	11,228	3,082
Other liabilities	39	13	25	3	0	1
	218,172	271,681	750,758	1,059,862	563,540	92,617

Net Assets	$3,467,462	$2,482,530	$2,144,866	$2,432,516	$931,281	$202,056

Net Assets Consist of:
Paid in capital	$3,431,236	$2,277,085	$2,177,798	$2,416,687	$960,614	$203,984
Undistributed (overdistributed) net investment income	2,860	36,863	(23,801)	(64,881)	(28,928)	(3,294)
Accumulated undistributed net realized gain	46,683	54,438	3,545	6,848	3,798	2,231
Net unrealized appreciation (depreciation)	(13,317)	114,144	(12,676)	73,862	(4,203)	(865)
	$3,467,462	$2,482,530	$2,144,866	$2,432,516	$931,281	$202,056

Net Assets:
Institutional Class	$3,019,330	$1,680,452	$1,161,682	$1,759,578	$843,313	$157,785
Administrative Class	10	33,368	489,248	53,318	87,968	12
Other Classes	448,122	768,710	493,936	619,620	0	44,259

Shares Issued and Outstanding:
Institutional Class	287,996	148,814	114,441	168,700	86,688	16,138
Administrative Class	1	2,955	48,201	5,112	9,042	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.48	$11.29	$10.15	$10.43	$9.73	$9.78
Administrative Class	10.48	11.29	10.15	10.43	9.73	9.78

Cost of Investments Owned	$3,566,343	$2,462,063	$2,592,076	$2,915,748	$1,195,553	$238,685
Cost of Foreign Currency Held	$35,750	$1,697	$26,735	$30,725	$8,511	$3,574
Proceeds Received on Short Sales	$0	$0	$108,956	$260,544	$99,849	$26,471
Premiums Received on Written Options	$0	$722	$8,426	$14,992	$6,657	$1,164

16	PIMCO Funds	International Bond Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2006 (Unaudited) (Amounts in thousands)	Developing Local Markets Fund	Emerging Markets Bond Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)

Investment Income:
Interest, net of foreign taxes*	$65,977	$81,059	$33,948	$48,702	$18,935	$4,332
Dividends, net of foreign taxes*	0	22	0	226	46	61
Miscellaneous income	36	0	0	0	13	2
Total Income	66,013	81,081	33,948	48,928	18,994	4,395

Expenses:
Investment advisory fees	5,561	5,854	1,954	2,978	1,131	260
Administration fees	5,236	5,803	2,412	3,629	1,357	346
Distribution and/or servicing fees - Administrative Class	0	34	71	70	106	0
Distribution and/or servicing fees - Other Classes	576	1,887	908	1,268	0	149
Trustees’ fees	2	3	2	2	1	0
Interest expense	0	0	49	28	13	2
Miscellaneous expense	5	2	1	2	1	0
Total Expenses	11,380	13,583	5,397	7,977	2,609	757

Net Investment Income	54,633	67,498	28,551	40,951	16,385	3,638

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	107	41,075	(12,804)	(11,289)	(2,110)	(2,275)
Net realized gain (loss) on futures contracts, options and swaps	205	4,935	(2,031)	18,183	3,577	2,566
Net realized gain (loss) on foreign currency transactions	24,546	(1,473)	22,929	(10,220)	8,661	(99)
Net change in unrealized appreciation (depreciation) on investments	2,981	(33,124)	25,210	43,866	13,090	3,646
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	2,601	10,646	(3,862)	(21,964)	(7,943)	(2,119)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(34,474)	(1,337)	(60)	6,418	2,780	275
Net Gain (Loss)	(4,034)	20,722	29,382	24,994	18,055	1,994

Net Increase in Net Assets Resulting from Operations	$50,599	$88,220	$57,933	$65,945	$34,440	$5,632

* Includes foreign tax withholding of $39, $19, $25, $3, $50, and $1, respectively.

Semiannual Report	September 30, 2006	17

Statements of Changes in Net Assets

	Developing Local Markets Fund		Emerging Markets Bond Fund		Foreign Bond Fund (Unhedged)

(Amounts in Thousands)	Six Months Ended September 30, 2006 (Unaudited)	Period from May 31, 2005 to March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$54,633	$23,804	$67,498	$140,644	$28,551	$43,961
Net realized gain (loss)	24,858	28,010	44,537	134,063	8,094	(113,770)
Net change in unrealized appreciation (depreciation)	(28,892)	15,574	(23,815)	77,982	21,288	(18,036)
Net increase (decrease) resulting from operations	50,599	67,388	88,220	352,689	57,933	(87,845)

Distributions to Shareholders:
From net investment income
Institutional Class	(47,052)	(20,990)	(50,110)	(106,694)	(17,978)	(8,435)
Administrative Class	0	0	(736)	(1,140)	(1,101)	0
Other Classes	(7,893)	(2,974)	(20,187)	(38,535)	(6,562)	(1,309)
From net realized capital gains
Institutional Class	0	(2,369)	0	(64,491)	0	(4)
Administrative Class	0	0	0	(643)	0	0
Other Classes	0	(483)	0	(24,866)	0	(1)
Tax basis return of capital
Institutional Class	0	0	0	0	0	(21,766)
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	(8,146)

Total Distributions	(54,945)	(26,816)	(71,033)	(236,369)	(25,641)	(39,661)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,574,773	1,608,258	304,394	1,234,451	397,818	790,174
Administrative Class	10	0	15,201	12,054	492,333	10
Other Classes	214,069	290,231	132,019	396,734	151,443	280,392
Issued as reinvestment of distributions
Institutional Class	44,822	22,792	46,088	163,100	15,568	27,288
Administrative Class	0	0	637	1,559	1,100	0
Other Classes	6,432	2,813	15,372	50,477	4,952	7,225
Cost of shares redeemed
Institutional Class	(241,529)	(21,778)	(824,453)	(768,748)	(351,894)	(642,291)
Administrative Class	0	0	(6,648)	(9,059)	(3,464)	0
Other Classes	(52,583)	(17,161)	(266,472)	(264,049)	(71,685)	(203,213)
Net increase (decrease) resulting from Fund share transactions	1,545,994	1,885,155	(583,862)	816,519	636,171	259,585

Fund Redemption Fee	32	55	45	93	71	35

Total Increase (Decrease) in Net Assets	1,541,680	1,925,782	(566,630)	932,932	668,534	132,114

Net Assets:
Beginning of period	1,925,782	0	3,049,160	2,116,228	1,476,332	1,344,218
End of period*	$3,467,462	$1,925,782	$2,482,530	$3,049,160	$2,144,866	$1,476,332

*Including undistributed (overdistributed) net investment income of:	$2,860	$3,172	$36,863	$40,398	$(23,801)	$(26,711)

18	PIMCO Funds	International Bond Funds	See Accompanying Notes

Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (Unhedged)		Global Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$40,951	$74,322	$16,385	$41,973	$3,638	$6,470
(3,326)	151,111	10,128	(59,162)	192	12,475
28,320	(148,728)	7,927	(42,583)	1,802	(13,041)
65,945	76,705	34,440	(59,772)	5,632	5,904

(26,910)	(47,347)	(13,483)	(28,302)	(2,722)	(4,683)
(823)	(1,710)	(1,288)	(4,610)	0	0
(8,513)	(18,145)	0	0	(570)	(1,198)

0	(50,858)	0	0	0	(5,682)
0	(2,072)	0	0	0	0
0	(23,070)	0	0	0	(1,898)

0	0	0	(3,147)	0	0
0	0	0	(580)	0	0
0	0	0	0	0	0

(36,246)	(143,202)	(14,771)	(36,639)	(3,292)	(13,461)

368,549	966,039	134,792	332,521	16,003	63,266
6,993	50,719	20,097	367,002	0	0
66,867	323,000	0	0	5,376	17,519

24,685	90,825	11,484	26,879	2,251	9,352
658	2,308	1,279	5,183	0	1
7,233	35,387	0	0	407	2,287

(319,641)	(532,695)	(109,121)	(714,322)	(32,305)	(23,602)
(11,211)	(58,087)	(12,395)	(332,678)	0	0
(165,478)	(296,106)	0	0	(10,279)	(21,369)
(21,345)	581,390	46,136	(315,415)	(18,547)	47,454

54	100	31	27	6	15

8,408	514,993	65,836	(411,799)	(16,201)	39,912

2,424,108	1,909,115	865,445	1,277,244	218,257	178,345
$2,432,516	$2,424,108	$931,281	$865,445	$202,056	$218,257

$(64,881)	$(69,586)	$(28,928)	$(30,542)	$(3,294)	$(3,640)

Semiannual Report	September 30, 2006	19

Schedule of Investments  Developing Local Markets Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 33.4%

BANKING & FINANCE 20.2%
American Express Centurion Bank
5.390% due 04/17/2009	$10,000	$10,009

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	6,780	6,531

Banco Nacional de Desenvolvimento Economico e Social
5.873% due 06/16/2008	2,400	2,367

Banco Santander Chile
5.740% due 12/09/2009	12,000	12,041

Bank of America Corp.
5.378% due 09/25/2009	23,000	23,013

Bank of America N.A.
5.485% due 07/25/2008	13,600	13,609

Banque Centrale de Tunisie
7.500% due 09/19/2007	12,650	12,941

Bear Stearns Cos., Inc.
5.715% due 01/31/2011	13,500	13,537

Caterpillar Financial Services Corp.
5.454% due 08/11/2009	9,000	9,004
5.460% due 03/10/2009	7,100	7,112
5.470% due 05/18/2009	13,200	13,218

Charter One Bank N.A.
5.540% due 04/24/2009	9,000	9,010

CIT Group Holdings, Inc.
5.635% due 01/30/2009	22,200	22,262

CIT Group, Inc.
5.460% due 12/19/2007	17,500	17,525

Citigroup, Inc.
5.500% due 05/18/2011	8,900	8,910
5.560% due 05/18/2010	12,800	12,851

Export-Import Bank of Korea
4.125% due 02/10/2009	2,400	2,345
4.250% due 11/06/2008	1,350	1,324
4.250% due 11/27/2007	20,700	20,433
4.500% due 08/12/2009	5,100	4,994

General Electric Capital Corp.
5.510% due 12/15/2009	13,400	13,449

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	8,600	8,613
5.479% due 06/23/2009	9,000	9,009
5.536% due 11/10/2008	11,700	11,721
5.585% due 07/29/2008	18,900	18,940
5.591% due 03/02/2010	14,500	14,539

HBOS Treasury Services PLC
5.547% due 07/17/2009	13,500	13,513

HSBC Finance Corp.
5.520% due 09/15/2008	13,000	13,039
5.696% due 11/16/2009	8,700	8,754
6.538% due 11/13/2007	5,800	5,858

Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007	500	506

Industry & Construction Bank St Petersburg OJSC
6.875% due 07/29/2008	4,700	4,769

International Lease Finance Corp.
5.620% due 05/24/2010	9,000	9,027
5.840% due 04/20/2009	3,900	3,919
5.907% due 01/15/2010	5,000	5,040

John Deere Capital Corp.
5.399% due 07/15/2008	9,000	9,003
5.557% due 04/15/2008	12,010	12,019

JPMorgan Chase & Co.
5.698% due 10/02/2009	8,100	8,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Holdings, Inc.
5.492% due 08/21/2009	$22,000	$22,014
5.599% due 12/23/2010	5,900	5,916
5.601% due 10/22/2008	6,500	6,511
5.601% due 01/23/2009	9,000	9,015

Malaysia Global Sukuk, Inc.
6.590% due 07/03/2007	19,000	19,132

MBNA Europe Funding PLC
5.490% due 09/07/2007	3,300	3,304

Merrill Lynch & Co., Inc.
5.490% due 06/16/2008	3,000	3,006
5.492% due 08/14/2009	11,700	11,709
5.575% due 01/30/2009	9,500	9,514

Mirage Resorts, Inc.
6.750% due 08/01/2007	2,300	2,323
6.750% due 02/01/2008	1,350	1,365
7.250% due 10/15/2006	1,600	1,600

Morgan Stanley
5.550% due 02/09/2009	9,000	9,016
5.751% due 01/22/2009	7,400	7,408

National Australia Bank Ltd.
5.430% due 09/11/2009	23,400	23,415

Pemex Finance Ltd.
9.690% due 08/15/2009	7,583	8,215

Petroleum Export Ltd.
4.633% due 06/15/2010	1,150	1,135
5.265% due 06/15/2011	4,365	4,245

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	8,500	8,509

Santander U.S. Debt S.A. Unipersonal
5.540% due 02/06/2009	15,000	15,023

SLM Corp.
5.625% due 07/27/2009	17,900	17,931

UBS Luxembourg S.A. for Sberbank
7.240% due 10/24/2006	12,500	12,581

Universal City Florida Holding Co. I
10.239% due 05/01/2010	6,500	6,711

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	42,900	43,096
8.385% due 07/30/2007	3,000	3,070

Wachovia Bank N.A.
5.460% due 05/25/2010	9,000	9,009
5.461% due 12/02/2010	9,000	9,012

Wachovia Corp.
5.510% due 03/15/2011	9,000	9,020

Wells Fargo & Co.
5.449% due 03/23/2010	26,400	26,438

		702,137

INDUSTRIALS 9.5%
ABN AMRO Bank Luxemburg SA for OJSC Oil Co. Rosneft
12.750% due 11/20/2006	3,200	3,243

Allied Waste North America, Inc.
8.500% due 12/01/2008	2,300	2,421

Anadarko Petroleum Corp.
5.790% due 09/15/2009	22,900	22,946

Cablevision Systems Corp.
9.620% due 04/01/2009	5,000	5,344

Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008	900	985

Cisco Systems, Inc.
5.479% due 02/20/2009	2,700	2,707

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Comcast Corp.
5.800% due 07/14/2009	$9,000	$9,022

Cox Communications, Inc.
5.940% due 12/14/2007	9,000	9,046

CSC Holdings, Inc.
7.875% due 12/15/2007	4,100	4,172

CSN Iron S.A.
9.125% due 06/01/2007	3,700	3,776

CSN Islands VII Corp.
10.750% due 09/12/2008	2,300	2,493

DaimlerChrysler N.A. Holding Corp.
5.820% due 03/13/2009	8,500	8,510
5.918% due 08/03/2009	9,300	9,300

EchoStar DBS Corp.
5.750% due 10/01/2008	8,750	8,695

El Paso Corp.
6.950% due 12/15/2007	4,700	4,770
7.625% due 08/16/2007	1,300	1,323
7.625% due 09/01/2008	2,300	2,366

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	2,298	2,528

Enersis S.A.
6.900% due 12/01/2006	2,000	2,002

FedEx Corp.
5.579% due 08/08/2007	5,900	5,910

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	7,192	7,390

HCA, Inc.
7.000% due 07/01/2007	2,700	2,727

Hewlett-Packard Co.
5.524% due 05/22/2009	1,700	1,703

Hilton Hotels Corp.
7.950% due 04/15/2007	2,000	2,035

HJ Heinz Co.
6.428% due 12/01/2008	4,300	4,391

Host Marriott LP
9.250% due 10/01/2007	11,800	12,228

Intelsat Subsidiary Holding Co. Ltd.
10.484% due 01/15/2012	3,000	3,056

JC Penney Corp., Inc.
7.600% due 04/01/2007	2,108	2,129

Mandalay Resort Group
10.250% due 08/01/2007	7,400	7,678

MGM Mirage
9.750% due 06/01/2007	15,350	15,791

Oracle Corp.
5.730% due 01/13/2009	9,000	9,017

Pemex Project Funding Master Trust
7.307% due 10/15/2009	10,200	10,554
8.500% due 02/15/2008	11,120	11,529
8.850% due 09/15/2007	13,110	13,536
9.375% due 12/02/2008	300	323

Qwest Communications International, Inc.
8.905% due 02/15/2009	5,900	6,040

Reynolds American, Inc.
6.500% due 06/01/2007	1,600	1,612

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	5,000	5,075

Safeway, Inc.
5.718% due 03/27/2009	2,000	2,004

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007	14,725	15,083

20	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Salomon Brothers AG for OAO Siberian Oil Co.
11.500% due 02/13/2007	$18,500	$18,939

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	15,870	16,798

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	5,600	5,601

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,300	3,337

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	3,222	3,174

Transocean, Inc.
5.591% due 09/05/2008	9,000	9,005

United Technologies Corp.
5.470% due 06/01/2009	1,700	1,702

Walt Disney Co.
5.490% due 09/10/2009	19,000	19,024

Williams Cos., Inc.
5.935% due 02/16/2007	1,600	1,604

Xerox Corp.
6.160% due 12/18/2009	3,600	3,627

		328,271

UTILITIES 3.7%
America Movil S.A. de C.V.
6.115% due 04/27/2007	10,000	10,025

AT&T, Inc.
4.214% due 06/05/2007	8,900	8,850
5.495% due 05/15/2008	6,200	6,207
5.612% due 11/14/2008	4,600	4,615

BellSouth Corp.
5.580% due 08/15/2008	15,300	15,311

CMS Energy Corp.
7.500% due 01/15/2009	900	932
8.900% due 07/15/2008	1,400	1,473
9.875% due 10/15/2007	1,500	1,565

Deutsche Telekom International Finance BV
5.569% due 03/23/2009	3,300	3,304

Dominion Resources, Inc.
5.664% due 09/28/2007	4,800	4,803

Entergy Gulf States, Inc.
6.140% due 12/08/2008	6,300	6,315

FirstEnergy Corp.
5.500% due 11/15/2006	480	480

Florida Power Corp.
5.802% due 11/14/2008	8,400	8,418

Korea Electric Power Corp.
4.250% due 09/12/2007	7,250	7,167
6.140% due 12/20/2007	1,200	1,209

Qwest Corp.
5.625% due 11/15/2008	2,900	2,893

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	3,990	3,876

Rogers Wireless, Inc.
8.515% due 12/15/2010	5,000	5,100

Romanian Thermal Power Plants
9.317% due 12/23/2007	8,271	8,499

Telefonica Emisones SAU
5.690% due 06/19/2009	5,000	5,007

Verizon Global Funding Corp.
5.535% due 08/15/2007	9,500	9,509

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Vodafone Group PLC
5.427% due 06/29/2007	$13,500	$13,502

		129,060

Total Corporate Bonds & Notes (Cost $1,157,101)		1,159,468

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
5.632% due 09/01/2044	5,419	5,453

Freddie Mac
4.500% due 04/15/2019	815	810
5.590% due 08/25/2031	732	735
5.610% due 09/25/2031	762	764
5.632% due 02/25/2045	6,165	6,128
5.680% due 12/15/2030	1,414	1,417

Total U.S. Government Agencies (Cost $15,341)		15,307

MORTGAGE-BACKED SECURITIES 2.4%
Commercial Mortgage Pass-Through Certificates
5.430% due 04/15/2017	3,841	3,843

Countrywide Alternative Loan Trust
5.400% due 10/25/2046	5,848	5,853

Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	778	780

Harborview Mortgage Loan Trust
5.570% due 03/19/2037	3,603	3,610

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	8,960	8,955

Sequoia Mortgage Trust
4.082% due 04/20/2035	1,034	1,015

Structured Asset Mortgage Investments, Inc.
5.400% due 08/25/2036	5,880	5,881
5.520% due 06/25/2036	1,388	1,389
5.550% due 05/25/2036	4,401	4,408

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	14,805	14,791

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	23,100	23,118

Washington Mutual, Inc.
5.590% due 09/25/2046	4,884	4,884
5.620% due 08/25/2045	915	918
5.667% due 10/25/2046	2,500	2,508

Total Mortgage-Backed Securities (Cost $81,934)		81,953

ASSET-BACKED SECURITIES 11.0%
ACE Securities Corp.
5.400% due 12/25/2035	2,383	2,385
5.400% due 10/25/2036	3,800	3,801
5.440% due 10/25/2035	1,443	1,444

Ameriquest Mortgage Securities, Inc.
5.410% due 01/25/2036	3,214	3,217
5.410% due 03/25/2036	999	1,000
5.440% due 10/25/2035	102	102

Argent Securities, Inc.
5.376% due 10/25/2036	8,000	8,010
5.378% due 09/25/2036	4,239	4,241
5.410% due 03/25/2036	5,866	5,871
5.430% due 11/25/2035	969	969
5.450% due 10/25/2035	389	389

Asset-Backed Funding Certificates
5.364% due 09/25/2036	7,290	7,294
5.440% due 06/25/2035	159	159

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.450% due 06/25/2035	$406	$406
5.680% due 06/25/2034	12,705	12,725

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 02/25/2036	800	799
5.410% due 12/25/2035	1,471	1,472
5.530% due 09/25/2034	1,603	1,605

Carrington Mortgage Loan Trust
5.370% due 05/25/2036	1,610	1,611

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	13,900	13,915

Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	5,330	5,333
5.440% due 09/25/2035	56	56

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	13,184	13,193
5.380% due 10/25/2036	5,000	4,998
5.380% due 01/25/2037	4,291	4,294
5.380% due 03/25/2047	6,400	6,399
5.400% due 06/25/2036	2,532	2,534
5.400% due 07/25/2036	1,999	2,001
5.409% due 07/25/2036	5,100	5,100
5.416% due 07/25/2036	5,500	5,504
5.430% due 01/25/2036	292	292
5.430% due 10/25/2036	8,000	7,996
5.460% due 07/25/2036	2,139	2,140
5.490% due 02/25/2036	2,666	2,668
5.520% due 01/25/2036	1,250	1,251

DaimlerChrysler Auto Trust
5.250% due 05/08/2009 (a)	2,700	2,700

FBR Securitization Trust
5.440% due 10/25/2035	593	593
5.510% due 09/25/2035	2,574	2,576

First Franklin Mortgage Loan Asset-Backed Certificates
5.400% due 01/25/2036	1,668	1,670
5.420% due 01/25/2036	3,312	3,315

First NLC Trust
5.440% due 09/25/2035	88	88
5.440% due 12/25/2035	399	400

Fremont Home Loan Trust
5.412% due 02/27/2037 (a)	9,400	9,400
5.420% due 01/25/2036	4,072	4,075

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	2,655	2,657

GSAMP Trust
5.394% due 09/25/2036	5,200	5,200
5.420% due 11/25/2035	1,509	1,510
5.440% due 11/25/2035	669	669

Home Equity Asset Trust
5.440% due 02/25/2036	1,633	1,635

Home Equity Mortgage Trust
5.420% due 05/25/2036	1,268	1,269
5.440% due 02/25/2036	857	858

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	2,111	2,113

Indymac Residential Asset-Backed Trust
5.370% due 08/25/2036	1,794	1,795
5.380% due 11/25/2036	3,400	3,400
5.420% due 03/25/2036	5,183	5,187

IXIS Real Estate Capital Trust
5.390% due 08/25/2036	4,653	4,656

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	7,822	7,826
5.440% due 08/25/2036	5,200	5,203
5.480% due 08/25/2036	3,800	3,802

Lehman XS Trust
5.410% due 04/25/2046	6,346	6,342

See Accompanying Notes	Semiannual Report	September 30, 2006	21

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.410% due 08/25/2046	$7,818	$7,825
5.420% due 05/25/2046	5,836	5,836

Long Beach Mortgage Loan Trust
5.364% due 07/25/2036	2,647	2,649
5.390% due 04/25/2036	3,114	3,117
5.400% due 03/25/2036	5,453	5,457
5.410% due 02/25/2036	3,622	3,625
5.420% due 01/25/2036	2,637	2,639
5.530% due 11/25/2034	770	770
5.610% due 10/25/2034	12,590	12,605

MASTR Asset-Backed Securities Trust
5.380% due 03/25/2036	2,807	2,809
5.410% due 01/25/2036	6,579	6,585

Merrill Lynch Mortgage Investors, Inc.
5.380% due 05/25/2037	6,080	6,083
5.394% due 07/25/2037	4,900	4,902
5.400% due 02/25/2037	2,223	2,225
5.406% due 09/25/2037	7,300	7,306

Morgan Stanley ABS Capital I
5.390% due 03/25/2036	3,603	3,606

Morgan Stanley Capital I
5.400% due 02/25/2036	7,236	7,241

New Century Home Equity Loan Trust
5.400% due 08/25/2036	5,198	5,201
5.440% due 09/25/2035	632	632
5.450% due 10/25/2035	653	653

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	1,284	1,285

Option One Mortgage Loan Trust
5.430% due 11/25/2035	599	600

Park Place Securities, Inc.
5.440% due 09/25/2035	214	214
5.490% due 09/25/2035	1,102	1,103

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	388	388

Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036	3,569	3,572
5.410% due 10/25/2036	5,150	5,149
5.440% due 05/25/2025	463	463

Residential Asset Securities Corp.
5.364% due 08/25/2036	4,517	4,519
5.370% due 06/25/2036	3,690	3,693
5.390% due 04/25/2036	4,190	4,193
5.400% due 02/25/2036	2,626	2,628
5.400% due 07/25/2036	7,593	7,598
5.404% due 10/25/2036	4,300	4,301
5.410% due 01/25/2036	3,224	3,227
5.430% due 03/25/2035	72	72
5.440% due 10/25/2035	520	520

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	903	903

SACO I, Inc.
5.404% due 04/25/2036	865	866
5.440% due 11/25/2020	320	320
5.440% due 07/25/2035	18	18
5.440% due 12/25/2035	448	449

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	8,400	8,401

Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	1,925	1,926

SG Mortgage Securities Trust
5.430% due 10/25/2035	506	506

SLC Student Loan Trust
5.360% due 12/15/2010	1,750	1,751

SLM Student Loan Trust
5.370% due 04/25/2012	3,000	3,000

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.455% due 01/25/2013		$646	$646

Soundview Home Equity Loan Trust
5.380% due 10/25/2036		7,600	7,599
5.400% due 05/25/2036		3,453	3,456
5.440% due 11/25/2035		543	543
5.500% due 04/25/2035		1,433	1,434

Structured Asset Investment Loan Trust
5.420% due 07/25/2035		503	504

Structured Asset Securities Corp.
4.900% due 04/25/2035		852	821

Total Asset-Backed Securities (Cost $382,392)			382,547

SOVEREIGN ISSUES 7.0%
Chile Government International Bond
5.900% due 01/28/2008		12,100	12,139

Development Bank of Kazakhstan JSC
7.125% due 10/10/2007		1,800	1,830

El Salvador Government International Bond
10.000% due 01/15/2007		3,200	3,248

Guatemala Government Bond
8.500% due 08/03/2007		4,450	4,560

Korea Development Bank
3.875% due 03/02/2009		2,800	2,712
4.750% due 07/20/2009		26,500	26,138
5.250% due 11/16/2006		1,700	1,700
5.900% due 10/20/2009		39,050	39,333

Mexico Government International Bond
4.625% due 10/08/2008		1,500	1,482
6.200% due 01/13/2009		31,750	32,123

Panama Government International Bond
8.250% due 04/22/2008		583	604

Russia Government International Bond
8.250% due 03/31/2010		23,811	25,064
10.000% due 06/26/2007		64,300	66,512

South Africa Government International Bond
8.375% due 10/17/2006		12,470	12,480

Ukraine Government International Bond
11.000% due 03/15/2007		8,440	8,639

Venezuela Government International Bond
6.250% due 03/30/2007		476	475
6.438% due 12/18/2007		1,107	1,107
9.125% due 06/18/2007		3,000	3,072

Total Sovereign Issues (Cost $242,582)			243,218

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Aries Vermoegensverwaltungs GmbH
6.182% due 10/25/2007	EUR	9,500	12,449

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	92,400	8,526

Total Foreign Currency-Denominated Issues (Cost $21,291)			20,975

SHORT-TERM INSTRUMENTS 48.0%

COMMERCIAL PAPER 45.4%
Abbey National N.A. LLC
5.245% due 01/08/2007		$5,100	5,025
5.260% due 11/30/2006		62,000	61,465

ANZ (Delaware), Inc.
5.340% due 10/26/2006		9,600	9,566

Bank of America Corp.
5.250% due 01/12/2007		6,100	6,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.260% due 12/14/2006	$43,900	$43,415
5.275% due 12/01/2006	1,000	991
5.400% due 11/09/2006	34,400	34,204

Bank of Ireland
5.260% due 12/05/2006	17,200	17,032
5.275% due 11/22/2006	2,300	2,283
5.365% due 10/26/2006	23,200	23,117
5.372% due 10/27/2006	50,000	49,813

Barclays U.S. Funding Corp.
5.235% due 12/22/2006	39,100	38,623
5.385% due 10/11/2006	51,400	51,331
5.405% due 10/20/2006	11,900	11,868

BNP Paribas Finance
5.245% due 10/27/2006	55,700	55,497

Caisse d'Amortissement de la Dette Sociale
5.285% due 11/10/2006	72,300	71,886

Citigroup Funding, Inc.
5.290% due 10/18/2006	70,000	69,835

Danske Corp.
5.255% due 01/18/2007	16,600	16,333
5.265% due 12/27/2006	5,800	5,725
5.275% due 11/20/2006	5,000	4,964
5.355% due 10/26/2006	68,600	68,355
5.370% due 10/30/2006	2,300	2,290

Dexia Delaware LLC
5.370% due 10/12/2006	17,700	17,674

DnB NORBank ASA
5.250% due 01/16/2007	58,700	57,773
5.365% due 10/17/2006	13,800	13,769

Fortis Funding LLC
5.240% due 10/25/2006	35,600	35,481
5.370% due 10/24/2006	66,600	66,381

General Electric Capital Corp.
5.250% due 01/17/2007	84,800	83,448

IXIS Commercial Paper Corp.
5.250% due 10/16/2006	30,900	30,837
5.255% due 12/15/2006	2,100	2,076
5.270% due 12/20/2006	800	790
5.275% due 11/07/2006	63,100	62,767

Skandinaviska Enskilda Banken AB
5.270% due 10/27/2006	73,300	73,032
5.270% due 11/16/2006	600	596
5.285% due 11/15/2006	8,700	8,644

Societe Generale N.A.
5.245% due 01/08/2007	5,000	4,927
5.260% due 12/01/2006	5,600	5,549
5.265% due 11/17/2006	20,100	19,965
5.380% due 10/12/2006	64,500	64,404

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006	1,200	1,192
5.365% due 10/25/2006	700	698

Svenska Handelsbanken, Inc.
5.240% due 11/27/2006	92,900	92,143

Swedbank
5.385% due 10/23/2006	2,500	2,492

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	94,900	94,900

UBS Finance Delaware LLC
5.205% due 01/26/2007	12,100	11,892
5.245% due 01/08/2007	5,800	5,715
5.260% due 12/01/2006	58,700	58,162
5.340% due 10/02/2006	1,700	1,700

Viacom, Inc.
5.594% due 05/29/2007	13,400	13,400

Westpac Capital Corp.
5.255% due 12/12/2006	53,000	52,430

22	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.270% due 11/21/2006	$37,500	$37,226
5.365% due 10/16/2006	4,700	4,690

		1,574,378

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 10/02/2006	7,536	7,536

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at 7,688. Repurchase proceeds are $7,539.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
EGYPT TREASURY BILLS 0.3%
0.370% due 01/30/2007	EGP	54,000	$9,130

GERMANY TREASURY BILLS 1.0%
3.095% due 12/13/2006	EUR	28,100	35,410

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
JAPAN FINANCING BILLS 1.1%
0.370% due 11/13/2006	JPY	4,500,000	$38,079

Total Short-Term Instruments (Cost $1,665,702)			1,664,533

Total Investments (b) 102.9% (Cost $3,566,343)			$3,568,001

Other Assets and Liabilities (Net) (2.9%)			(100,539)

Net Assets 100.0%			$3,467,462

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $97,650 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.060%	01/02/2009	BRL	9,332	$107
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.125%	01/02/2009		5,964	73
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.120%	01/04/2010		11,009	8
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.190%	01/04/2010		21,939	37
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		21,325	321
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		16,912	419
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		5,173	64
Morgan Stanley	BRL-CDI-Compounded	Pay	17.930%	10/02/2006		8,500	58
Morgan Stanley	BRL-CDI-Compounded	Pay	16.120%	07/02/2007		10,350	98
Morgan Stanley	BRL-CDI-Compounded	Pay	14.630%	01/02/2009		34,782	223
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	17,100	(4)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	10.160%	06/02/2016		80,000	661
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		17,100	(6)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		70,000	(49)
Goldman Sachs & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		200,000	32
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		80,700	93
Merrill Lynch & Co., Inc.	28-day Mexico Interbank TIIE Banxico	Pay	10.280%	06/07/2016		57,000	523
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		7,000	47

							$2,705

(d)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	64,668	10/2006	$104	$(106)	$(2)
Sell		64,668	10/2006	0	(159)	(159)
Buy		171,257	11/2006	1,697	(35)	1,662
Buy		64,668	12/2006	140	0	140
Buy		64,253	01/2007	0	(316)	(316)
Buy	CLP	15,194,000	10/2006	420	0	420
Sell		15,194,000	10/2006	0	(118)	(118)
Buy		16,756,280	11/2006	267	0	267
Buy		17,055,662	12/2006	155	0	155
Buy		27,333,200	01/2007	0	(2,316)	(2,316)
Buy		15,194,000	02/2007	111	0	111
Buy	CNY	207,713	11/2006	3	(148)	(145)
Buy		134,169	02/2007	35	0	35
Buy		146,653	03/2007	8	(55)	(47)
Buy		77,887	05/2007	55	0	55
Buy		475,800	07/2007	271	0	271
Buy		38,881	09/2007	13	0	13
Buy	COP	61,810,980	10/2006	0	(412)	(412)
Sell		24,123,000	10/2006	0	(517)	(517)
Buy		60,940,000	11/2006	0	(19)	(19)
Buy		33,409,000	01/2007	0	(18)	(18)
Buy	CZK	6,411,464	10/2006	3,126	(1,512)	1,614
Sell		2,640,051	10/2006	7	(204)	(197)
Buy		2,602,290	12/2006	206	0	206

See Accompanying Notes	Semiannual Report	September 30, 2006	23

Schedule of Investments Developing Local Markets Fund (Cont.)	(Unaudited) September 30, 2006

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	51,354	10/2006	$0	$(512)	$(512)
Sell		8,750	10/2006	47	(14)	33
Sell		8,000	11/2006	230	0	230
Buy	HKD	1,252,797	10/2006	0	(827)	(827)
Sell		245,739	10/2006	53	0	53
Buy		1,509,832	11/2006	0	(436)	(436)
Buy	IDR	174,400,000	10/2006	548	(57)	491
Sell		174,000,000	10/2006	0	(29)	(29)
Buy		285,025,325	01/2007	537	(166)	371
Buy		288,370,000	02/2007	0	(270)	(270)
Buy		221,400,000	04/2007	28	(35)	(7)
Buy	ILS	235,530	10/2006	2,643	0	2,643
Sell		121,954	10/2006	2	0	2
Buy		121,954	12/2006	2	0	2
Buy	INR	938,040	10/2006	331	0	331
Sell		938,040	10/2006	0	(30)	(30)
Buy		1,339,010	11/2006	49	(233)	(184)
Buy		660,811	02/2007	226	0	226
Buy		1,606,877	04/2007	66	0	66
Buy	JPY	5,185,525	11/2006	0	(1,251)	(1,251)
Sell		4,500,000	11/2006	924	0	924
Buy	KRW	48,384,530	10/2006	405	(46)	359
Sell		48,384,530	10/2006	88	0	88
Buy		71,782,732	11/2006	44	(278)	(234)
Buy		48,384,530	01/2007	0	(87)	(87)
Buy		28,569,782	02/2007	401	0	401
Buy		18,189,514	03/2007	160	(7)	153
Buy	KZT	991,268	12/2006	0	(100)	(100)
Buy	MXN	1,480,249	10/2006	3,497	(280)	3,217
Sell		1,059,881	10/2006	0	(142)	(142)
Buy		1,365,850	11/2006	2,433	(174)	2,259
Sell		113,047	11/2006	0	(64)	(64)
Buy		1,085,097	12/2006	126	(351)	(225)
Buy		1,126,557	01/2007	161	0	161
Buy	MYR	142,232	12/2006	0	(559)	(559)
Buy		151,319	01/2007	0	(525)	(525)
Buy		18,150	03/2007	0	(39)	(39)
Buy	PLN	415,261	10/2006	900	(624)	276
Sell		415,261	10/2006	0	(204)	(204)
Buy		651,440	11/2006	150	(4,356)	(4,206)
Buy		415,261	12/2006	211	0	211
Buy	RUB	1,468,735	10/2006	439	0	439
Sell		1,468,735	10/2006	153	0	153
Buy		1,069,493	11/2006	417	(5)	412
Buy		213,512	12/2006	2	(18)	(16)
Buy		1,503,563	01/2007	0	(173)	(173)
Buy		804,895	02/2007	1,208	0	1,208
Sell		48,788	03/2007	3	0	3
Buy		1,046,726	08/2007	0	(109)	(109)
Buy	SGD	194,268	10/2006	0	(728)	(728)
Buy		264,997	11/2006	1	(1,453)	(1,452)
Buy		185,974	01/2007	0	(48)	(48)
Buy		103,315	02/2007	0	(545)	(545)
Buy	SKK	3,227,494	10/2006	2,538	0	2,538
Sell		1,448,589	10/2006	128	(97)	31
Buy		1,143,730	11/2006	116	(50)	66
Sell		9,096	11/2006	0	(9)	(9)
Buy	THB	847,535	10/2006	323	(31)	292
Buy		1,322,932	11/2006	0	(173)	(173)
Sell		149,078	11/2006	0	(50)	(50)
Buy		449,263	12/2006	0	(10)	(10)
Buy	TRY	80,714	10/2006	3,551	(45)	3,506
Sell		80,714	10/2006	0	(129)	(129)
Buy		201,050	11/2006	1,998	(4,491)	(2,493)
Buy		80,714	01/2007	64	0	64
Buy	TWD	1,561,383	11/2006	0	(1,998)	(1,998)
Buy		427,863	02/2007	0	(246)	(246)
Buy	ZAR	538,662	10/2006	0	(9,115)	(9,115)
Sell		538,662	10/2006	1,300	0	1,300
Buy		780,962	11/2006	0	(13,758)	(13,758)
Sell		40,563	11/2006	1,407	0	1,407
Buy		584,998	12/2006	0	(1,396)	(1,396)

				$34,528	$(52,308)	$(17,780)

24	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Fund	(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.5%
Argentina Bonos
5.590% due 08/03/2012		$51,635	$36,377

Total Argentina (Cost $36,250)			36,377

BRAZIL 19.0%
Brazilian Government International Bond
7.125% due 01/20/2037		$17,365	17,773
7.875% due 03/07/2015		7,550	8,294
8.000% due 01/15/2018		5,644	6,214
8.250% due 01/20/2034		50,480	58,178
8.500% due 09/24/2012	EUR	13,600	20,358
8.750% due 02/04/2025		$23,075	27,540
8.875% due 10/14/2019		25,375	30,158
8.875% due 04/15/2024		21,160	25,491
10.125% due 05/15/2027		42,810	57,558
10.250% due 06/17/2013		7,500	9,176
10.500% due 07/14/2014		65,230	82,124
11.000% due 08/17/2040		68,276	89,015
12.750% due 01/15/2020		3,750	5,719

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		2,000	2,080

Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008		8,925	9,773

CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,811

CSN Islands VIII Corp.
9.750% due 12/16/2013		9,000	10,305

Vale Overseas Ltd.
8.250% due 01/17/2034		750	855

Total Brazil (Cost $421,193)			471,422

CHILE 0.8%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,040

Banco Santander Chile
5.375% due 12/09/2014		3,000	2,960

Chile Government International Bond
5.900% due 01/28/2008		24	24
7.125% due 01/11/2012		160	173

CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,552

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,518

Enersis S.A.
7.375% due 01/15/2014		1,098	1,169
7.400% due 12/01/2016		600	645

Total Chile (Cost $19,088)			19,081

CHINA 0.7%
China Development Bank
5.000% due 10/15/2015		$1,000	968

Export-Import Bank of China
5.250% due 07/29/2014		10,174	10,092

Sino-Forest Corp.
9.125% due 08/17/2011		5,700	5,942

Total China (Cost $17,163)			17,002

COLOMBIA 2.4%
Colombia Government International Bond
8.250% due 12/22/2014		$29,030	32,194
10.000% due 01/23/2012		3,150	3,687
10.375% due 01/28/2033		1,050	1,434

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
10.750% due 01/15/2013	$15,535	$19,046
11.750% due 02/25/2020	3,047	4,281

Total Colombia (Cost $60,597)		60,642

ECUADOR 2.1%
Ecuador Government International Bond
10.000% due 08/15/2030	$56,495	52,220

Total Ecuador (Cost $48,041)		52,220

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011	$7,904	7,787

Total Egypt (Cost $7,771)		7,787

EL SALVADOR 0.6%
AES El Salvador Trust
6.750% due 02/01/2016	$10,260	10,182

El Salvador Government International Bond
8.500% due 07/25/2011	4,515	5,023

Total El Salvador (Cost $14,965)		15,205

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013	$7,581	8,843
10.250% due 11/08/2011	771	912

Total Guatemala (Cost $9,752)		9,755

HONG KONG 0.0%
Hong Kong Government International Bond
5.125% due 08/01/2014	$250	249

Total Hong Kong (Cost $249)		249

INDIA 0.4%
NTPC Ltd.
5.875% due 03/02/2016	$2,736	2,683
Vedanta Resources PLC
6.625% due 02/22/2010	7,000	6,841

Total India (Cost $9,497)		9,524

INDONESIA 0.9%
Indonesia Government International Bond
6.875% due 03/09/2017	$21,000	21,577

Total Indonesia (Cost $20,834)		21,577

KAZAKHSTAN 1.0%
ATF Bank JSC
9.000% due 05/11/2016	$3,325	3,394

Intergas Finance BV
6.875% due 11/04/2011	1,000	1,024

Kazkommerts International BV
7.000% due 11/03/2009	3,500	3,526
8.500% due 04/16/2013	1,300	1,363

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	16,695	16,591

Total Kazakhstan (Cost $25,924)		25,898

LUXEMBOURG 0.1%
TNK-BP Finance S.A.
7.500% due 07/18/2016	$2,800	2,967

Total Luxembourg (Cost $2,909)		2,967

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MALAYSIA 1.4%
Petroliam Nasional Bhd.
7.750% due 08/15/2015		$1,690	$1,967

Petronas Capital Ltd.
7.000% due 05/22/2012		19,460	20,946
7.875% due 05/22/2022		3,000	3,649

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,152

Total Malaysia (Cost $34,938)			34,714

MEXICO 12.2%
America Movil S.A. de C.V.
5.500% due 03/01/2014		$500	489
5.750% due 01/15/2015		4,200	4,147

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,135

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		3,850	4,100
12.500% due 06/15/2012		1,000	1,105

Mexico Government International Bond
6.200% due 01/13/2009		24	24
6.625% due 03/03/2015		1,072	1,142
7.500% due 04/08/2033		24,685	28,536
8.000% due 09/24/2022		26,180	31,416
8.125% due 12/30/2019		22,775	27,387
8.300% due 08/15/2031		22,950	28,676
11.500% due 05/15/2026		10,000	15,860

		SHARES
Mexico Government International Bond Rights
0.000% due 06/30/2007		18,575,000	367

		PRINCIPAL AMOUNT (000S)
Pemex Finance Ltd.
9.030% due 02/15/2011		$54	58

Pemex Project Funding Master Trust
5.750% due 12/15/2015		52,450	51,309
6.625% due 06/15/2035		8,050	7,919
7.375% due 12/15/2014		15,649	16,956
8.000% due 11/15/2011		8,500	9,354
8.625% due 02/01/2022		40,033	48,180
9.125% due 10/13/2010		4,565	5,122
9.250% due 03/30/2018		11,877	14,686
9.375% due 12/02/2008		500	538

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,000	973
8.750% due 01/31/2016	MXN	10,000	923

Total Mexico (Cost $294,706)			302,402

MOROCCO 0.1%
Kingdom of Morocco
5.688% due 01/05/2009		$2,202	2,213

Total Morocco (Cost $2,174)			2,213

NETHERLANDS 0.1%
HSBK Europe BV
7.750% due 05/13/2013		$2,450	2,505

Total Netherlands (Cost $2,444)			2,505

PAKISTAN 0.4%
Pakistan Government International Bond
7.125% due 03/31/2016		$10,985	1,802

Total Pakistan (Cost $10,919)			10,802

See Accompanying Notes	Semiannual Report	September 30, 2006	25

Schedule of Investments Emerging Markets Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
PANAMA 2.7%
Panama Government International Bond
6.700% due 01/26/2036		$4,158	$4,137
7.125% due 01/29/2026		22,425	23,602
7.250% due 03/15/2015		120	129
9.375% due 07/23/2012		13,473	15,851
9.625% due 02/08/2011		20,439	23,454

Total Panama (Cost $64,778)			67,173

PERU 2.4%
Peru Government International Bond
5.000% due 03/07/2017		$36,607	36,209
8.750% due 11/21/2033		4,795	5,898
9.125% due 02/21/2012		6,401	7,377
9.875% due 02/06/2015		2,350	2,920

Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,002
7.500% due 07/27/2035		6,500	6,836

Total Peru (Cost $55,158)			60,242

QATAR 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$513	497

Total Qatar (Cost $505)			497

RUSSIA 11.9%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	7,550	10,099
8.625% due 04/28/2034		$6,000	7,485

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,266

Gazprom International S.A.
7.201% due 02/01/2020		14,750	15,508

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	5,081

Lukoil Finance Ltd.
5.000% due 01/11/2009		10,000	9,948

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,561
8.375% due 10/14/2010		1,000	1,039

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		62,930	74,679

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013		6,400	6,672

Russia Government International Bond
5.000% due 03/31/2030		103,828	116,131
11.000% due 07/24/2018		2,700	3,902
12.750% due 06/24/2028		13,275	23,859

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007		1,000	1,024

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,108

TNK-BP Finance S.A.
6.875% due 07/18/2011		4,000	4,098
7.500% due 07/18/2016		3,150	3,297

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		450	472

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,009

Total Russia (Cost $286,867)			295,238

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH AFRICA 1.9%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	$15,975
6.500% due 06/02/2014		$14,600	15,366
7.375% due 04/25/2012		6,250	6,773
8.375% due 10/17/2006		1,000	1,001
8.500% due 06/23/2017		2,140	2,584
9.125% due 05/19/2009		5,690	6,195

Total South Africa (Cost $45,334)			47,894

TUNISIA 1.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	6,615
4.750% due 04/07/2011		450	581
7.375% due 04/25/2012		$20,212	22,011
8.250% due 09/19/2027		1,680	2,063

Total Tunisia (Cost $30,867)			31,270

UKRAINE 3.4%
Dresdner Bank AG for Kyivstar GSM
7.750% due 04/27/2012		$1,500	1,521
10.375% due 08/17/2009		800	870

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,025
6.875% due 03/04/2011		$33,350	33,863
7.650% due 06/11/2013		16,685	17,659
8.902% due 08/05/2009		23,945	25,482
11.000% due 03/15/2007		2,993	3,065

Total Ukraine (Cost $82,652)			84,485

UNITED STATES 2.4%

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
5.500% due 10/01/2036		$23,000	22,662

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes
3.625% due 05/15/2013		39,500	37,334

Total United States (Cost $59,506)			59,996

URUGUAY 0.3%
Uruguay Government International Bond
8.000% due 11/18/2022		$6,550	6,943

Total Uruguay (Cost $6,520)			6,943

VENEZUELA 6.7%
Venezuela Government International Bond
5.375% due 08/07/2010		$33,550	32,627
6.000% due 12/09/2020		42,450	38,099
6.511% due 04/20/2011		16,450	16,310
7.000% due 12/01/2018		5,000	4,975
7.650% due 04/21/2025		8,500	8,967
8.500% due 10/08/2014		2,000	2,220
9.250% due 09/15/2027		15,355	18,841
9.375% due 01/13/2034		23,650	29,291
10.750% due 09/19/2013		12,280	15,043

		SHARES
Venezuela Government International Bond Rights
0.000% due 04/15/2020		3,500	123

Total Venezuela (Cost $159,720)			166,496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIETNAM 0.0%
Socialist Republic of Vietnam
6.875% due 01/15/2016	$1,000	$1,046

Total Vietnam (Cost $983)		1,046

SHORT-TERM INSTRUMENTS 25.4%

COMMERCIAL PAPER 23.5%
Abbey National N.A. LLC
5.240% due 10/26/2006	$67,400	67,165

Bank of America Corp.
5.250% due 01/12/2007	7,700	7,583
5.275% due 12/01/2006	67,100	66,485

Bank of Ireland
5.260% due 12/05/2006	67,700	67,040

Barclays U.S. Funding Corp.
5.235% due 12/22/2006	67,100	66,281

BNP Paribas Finance
5.245% due 10/27/2006	67,200	66,955

Danske Corp.
5.255% due 01/18/2007	7,100	6,986
5.270% due 12/27/2006	1,800	1,777
5.370% due 10/30/2006	65,500	65,226

Societe Generale N.A.
5.245% due 01/08/2007	600	591
5.260% due 12/01/2006	8,200	8,125
5.380% due 10/12/2006	66,000	65,901

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	67,600	67,600

UBS Finance Delaware LLC
5.245% due 01/08/2007	600	591
5.260% due 12/01/2006	8,200	8,125
5.340% due 10/02/2006	17,900	17,900

		584,331

REPURCHASE AGREEMENTS 1.1%
Lehman Brothers, Inc.
5.050% due 10/02/2006	28,000	28,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $28,558. Repurchase proceeds are $28,012.)

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	6,129	6,129

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $6,252. Repurchase proceeds are $6,132.)

U.S. TREASURY BILLS 0.5%
4.806% due 11/30/2006 - 12/14/2006 (a)(c)	11,225	11,103

Total Short-Term Instruments (Cost $629,670)		629,563

PURCHASED OPTIONS (e) 0.0%
(Cost $89)		59

Total Investments (b) 102.8% (Cost $2,462,063)		$2,553,244

Written Options (f) (0.0%) (Premiums $722)		(1,222)

Other Assets and Liabilities (Net) (2.8%)		(69,492)

Net Assets 100.0%		$2,482,530

26	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $3,516 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Securities with an aggregate market value of $11,103 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	475	$285
90-Day Eurodollar December Futures	Long	12/2008	94	55
90-Day Eurodollar June Futures	Long	06/2007	44	24
90-Day Eurodollar June Futures	Long	06/2009	943	226
90-Day Eurodollar September Futures	Long	09/2008	963	566
U.S. Treasury 5-Year Note December Futures	Long	12/2006	7,854	5,184
U.S. Treasury 10-Year Note December Futures	Long	12/2006	1,367	1,484
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	665	(962)

				$6,862

(d)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N. V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%		08/24/2009	$8,025	$435
ABN AMRO Bank, N. V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%		08/24/2014	8,125	1,181
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	25,000	131
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	25,000	140
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%		03/20/2013	5,000	86
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016	14,000	(143)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016	15,000	(134)
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.060%		04/20/2011	7,000	60
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	4,550	(12)
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%		12/20/2011	6,200	(7)
Citibank N.A.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%		06/17/2013	20,000	2,873
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	10,000	(5)
Credit Suisse First Boston	Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%		03/11/2009	4,000	724
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%		01/16/2013	4,000	481
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.450%		06/20/2013	5,500	102
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	2,650	(7)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%		03/20/2007	2,450	6
Goldman Sachs & Co.	RSHB Capital SA for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%		10/20/2011	5,000	1
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%		04/8/2013	3,500	385
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	5,000	5
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	2,700	16
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%		04/20/2011	14,600	85
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%		08/20/2011	25,000	162
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.720%		09/20/2011	5,300	43
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%		01/04/2013	5,400	665
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%		01/21/2014	12,000	1,197

See Accompanying Notes	Semiannual Report	September 30, 2006	27

Schedule of Investments Emerging Markets Bond Fund (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	$51,250	$590
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	14,000	(163)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%	)	03/20/2008	5,000	(161)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%	)	09/20/2008	10,000	(333)
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(4.150%	)	10/20/2008	7,225	83
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.780%	)	09/20/2010	6,500	(240)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%		06/20/2011	7,250	197
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%		06/20/2011	5,600	119
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(4.650%	)	10/20/2011	7,200	85
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	22,350	134
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%		08/20/2012	3,500	66
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%		06/20/2013	5,600	138
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%		07/20/2013	870	19
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%		03/20/2014	3,700	411
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%		03/20/2016	2,500	(5)
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%		04/20/2016	7,500	140
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.280%		05/20/2016	7,400	(12)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%		10/02/2013	12,000	1,885
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%		01/21/2014	1,350	134
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	16,500	69
Morgan Stanley	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(2.420%	)	09/20/2008	13,300	555
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		04/20/2011	41,800	581
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%		04/20/2011	10,000	63
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%		07/20/2011	700	5
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%		08/20/2011	6,200	79
Morgan Stanley	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%		06/18/2013	20,000	2,800
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.770%		12/20/2013	12,500	866
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.480%		04/20/2016	19,000	282
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	18,500	(9)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%		09/20/2011	2,000	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%		12/20/2011	8,000	5
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%		09/20/2016	14,900	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	3,100	7
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%		09/20/2016	2,000	22
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%		12/20/2016	16,575	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Buy	(2.430%	)	12/20/2016	2,000	4
UBS AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%		06/20/2011	4,600	146

							$17,035

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

28	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.060%	01/02/2009	BRL	8,900	$102
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.125%	01/02/2009		6,000	73
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	14.280%	01/04/2010		10,469	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		5,750	72
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.360%	01/04/2010		10,174	0
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	11,400	(3)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		11,400	(4)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		60,000	(42)
Goldman Sachs & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		20,000	3
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		122,600	140
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		69,000	466

							$807

(e)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$ 92.750	12/18/2006	5,107	$48	$32
Put - CME 90-Day Eurodollar December Futures	93.000	12/18/2006	80	1	0
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	4,221	40	27

				$89	$59

(f)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	756	$350	$992
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	274	119	210
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	756	181	12
Put - CBOT U.S. Treasury 30-Year Bond December Futures	107.000	11/21/2006	274	72	8

				$722	$1,222

(g)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	7,725	10/2006	$46	$0	$46
Sell		7,725	10/2006	0	(19)	(19)
Buy		7,725	12/2006	17	0	17
Buy	CLP	853,250	10/2006	16	0	16
Sell		853,250	10/2006	0	(7)	(7)
Buy		633,000	11/2006	14	0	14
Buy		265,700	12/2006	2	0	2
Buy		853,250	02/2007	6	0	6
Buy	CNY	95,437	03/2007	0	(80)	(80)
Buy		24,681	09/2007	14	0	14
Buy	EUR	694	10/2006	0	(1)	(1)
Sell		43,941	10/2006	166	0	166
Buy	IDR	60,156,000	02/2007	0	(41)	(41)
Buy	INR	31,302	11/2006	0	(10)	(10)
Buy		131,630	03/2007	12	0	12
Buy	JPY	3,874,947	11/2006	0	(1,040)	(1,040)
Buy	KRW	615,248	11/2006	9	(1)	8
Buy		2,792,700	12/2006	20	0	20
Buy		1,580,586	02/2007	26	0	26
Buy		6,855,087	03/2007	81	0	81
Buy	MXN	4,087	12/2006	0	(1)	(1)
Buy		7,802	01/2007	2	0	2
Buy	PLN	30,702	11/2006	0	(127)	(127)
Buy	RUB	168,109	12/2006	4	0	4
Buy		108,914	01/2007	0	(2)	(2)
Buy		12,875	03/2007	0	(1)	(1)
Buy		167,517	09/2007	0	(5)	(5)
Buy	SGD	1,931	10/2006	0	(14)	(14)
Buy		8,228	11/2006	0	(51)	(51)

See Accompanying Notes	Semiannual Report	September 30, 2006	29

Schedule of Investments Emerging Markets Bond Fund (Cont.)	(Unaudited) September 30, 2006

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	2,556	10/2006	$0	$(1)	$(1)
Buy		86,110	11/2006	0	(39)	(39)
Buy		88,621	02/2007	0	(63)	(63)
Buy	ZAR	47,975	10/2006	0	(816)	(816)
Sell		47,975	10/2006	661	0	661
Buy		7,974	12/2006	0	(19)	(19)

				$1,096	$(2,338)	$(1,242)

30	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (Unhedged)	(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,754

Total Aruba (Cost $1,763)			1,754

CANADA 0.4%
Province of Ontario
6.200% due 06/02/2031	CAD	5,500	6,110

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,410

Total Canada (Cost $8,478)			8,520

CAYMAN ISLANDS 1.2%
Asahi Finance Cayman Ltd.
1.654% due 02/28/2049	JPY	1,700,000	14,398

ASIF II
4.453% due 06/15/2007	CAD	400	358

Cypress Tree Investment Partners I Ltd.
5.907% due 10/15/2009		$723	732

Mizuho Finance Cayman Ltd.
1.085% due 09/28/2049	JPY	300,000	2,541
1.581% due 12/31/2049		100,000	869

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$4,700	4,747

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,244

Vita Capital Ltd.
6.830% due 01/01/2007		$1,100	1,104

Total Cayman Islands (Cost $27,182)			26,993

FRANCE 7.0%
France Government Bond
4.000% due 10/25/2009	EUR	4,500	5,775
4.000% due 04/25/2014		300	389
4.000% due 10/25/2014		92,900	120,351
4.000% due 04/25/2055		300	390
4.750% due 10/25/2012		100	134
5.500% due 04/25/2029		4,200	6,568
5.750% due 10/25/2032		10,100	16,549

Total France (Cost $146,296)			150,156

GERMANY 17.1%
Republic of Germany
3.750% due 01/04/2015	EUR	39,000	49,713
4.000% due 07/04/2009		300	384
4.250% due 01/04/2014		27,340	35,940
4.250% due 07/04/2014		69,000	90,858
4.750% due 07/04/2034		400	578
5.000% due 01/04/2012		2,000	2,699
5.000% due 07/04/2012		16,700	22,642
5.250% due 07/04/2010		8,700	11,659
5.250% due 01/04/2011		19,500	26,293
5.375% due 01/04/2010		300	401
5.500% due 01/04/2031		300	473
5.625% due 01/04/2028		41,700	65,735
6.250% due 01/04/2024		9,800	16,100
6.250% due 01/04/2030		22,640	38,745
6.500% due 07/04/2027		2,260	3,908

Total Germany (Cost $362,049)			366,128

ITALY 0.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009	EUR	700	875
4.500% due 05/01/2009		1,000	1,294

Total Italy (Cost $2,188)			2,169

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
JAPAN 13.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	$371

Japan Government Bond
0.700% due 09/20/2008	JPY	1,790,000	15,181
1.500% due 03/20/2011		5,150,000	44,466
1.500% due 03/20/2014		1,520,000	12,930
1.500% due 03/20/2015		3,850,000	32,474
1.600% due 09/20/2013		1,660,000	14,280
1.600% due 06/20/2014		3,970,000	33,952
1.600% due 09/20/2014		1,650,000	14,075
2.300% due 05/20/2030		1,347,700	11,314
2.300% due 06/20/2035		3,530,000	29,086
2.400% due 03/20/2034		580,000	4,875
2.500% due 09/20/2035		6,210,000	53,264

Japanese Government CPI Linked Bond
5.265% due 06/10/2016 (c)		2,178,680	18,297

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	3,428

Sumitomo Mitsui Banking Corp.
1.245% due 12/01/2049	JPY	400,000	3,412
1.267% due 12/31/2049		300,000	2,542
1.384% due 09/29/2049		300,000	2,582

Total Japan (Cost $311,959)			296,529

JERSEY, CHANNEL ISLANDS 0.0%
SRM Investment Ltd.
3.475% due 08/26/2034	EUR	84	107

Total Jersey, Channel Islands (Cost $101)			107

MEXICO 0.0%
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$100	98

Total Mexico (Cost $99)			98

NETHERLAND ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000	2,540

Total Netherland Antilles (Cost $2,554)			2,540

NETHERLANDS 0.2%
Netherlands Government Bond
3.750% due 07/15/2014	EUR	1,200	1,530
4.250% due 07/15/2013		400	526

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009		$1,400	1,400

Total Netherlands (Cost $3,467)			3,456

RUSSIA 0.1%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	600	803

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007		$1,600	1,607

Total Russia (Cost $2,354)			2,410

SPAIN 5.0%
Banesto Banco de Emisiones
3.106% due 10/04/2006	EUR	1,000	1,268

Spain Government Bond
4.200% due 01/31/2037		900	1,190
4.400% due 01/31/2015		42,000	55,863
5.400% due 07/30/2011		20,800	28,389
5.750% due 07/30/2032		11,150	18,191

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.150% due 01/31/2013	EUR	1,000	$1,443

Total Spain (Cost $105,858)			106,344

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000	3,608

Total Tunisia (Cost $3,626)			3,608

UKRAINE 0.1%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000	1,191

Total Ukraine (Cost $1,210)			1,191

UNITED KINGDOM 4.4%
HBOS PLC
5.920% due 09/29/2049		$3,300	3,198

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007		3,500	3,504

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,100	1,040

United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,400	20,946
4.750% due 06/07/2010		12,900	24,139
5.000% due 03/07/2012		2,030	3,860
5.000% due 09/07/2014		35	67
5.750% due 12/07/2009		3,900	7,506
9.000% due 07/12/2011		11,900	26,312

Vodafone Group PLC
5.427% due 06/29/2007		$3,500	3,500

XL Capital Europe PLC
6.500% due 01/15/2012		500	522

Total United Kingdom (Cost $94,393)			94,594

UNITED STATES 35.2%

ASSET-BACKED SECURITIES 9.5%
ACE Securities Corp.
5.384% due 10/25/2036		$6,000	6,005

Amortizing Residential Collateral Trust
5.620% due 07/25/2032		1	1
5.680% due 10/25/2031		8	8

Argent Securities, Inc.
5.376% due 10/25/2036		8,800	8,811
5.390% due 05/25/2036		226	226
5.430% due 11/25/2035		936	937
5.450% due 10/25/2035		52	52
5.470% due 02/25/2036		165	165

Asset-Backed Funding Certificates
5.440% due 06/25/2035		54	54
5.680% due 06/25/2034		11,521	11,539

Bear Stearns Asset-Backed Securities, Inc.
5.500% due 12/25/2042		167	167
5.780% due 03/25/2043		10	10

Capital One Auto Finance Trust
5.117% due 05/15/2007		1,330	1,331

Carrington Mortgage Loan Trust
5.395% due 07/25/2036		2,478	2,480

CIT Group Home Equity Loan Trust
5.620% due 03/25/2033		18	18

Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035		135	135

Countrywide Asset-Backed Certificates
5.380% due 03/25/2047		8,800	8,799
5.390% due 09/25/2046		2,871	2,871

See Accompanying Notes	Semiannual Report	September 30, 2006	31

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.420% due 07/25/2035	$4	$4
5.430% due 01/25/2036	23	23
5.810% due 12/25/2031	6	6

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032	4	4

DaimlerChrysler Auto Trust
5.250% due 05/08/2009 (a)	3,700	3,700

FBR Securitization Trust
5.450% due 10/25/2035	275	276
5.450% due 11/25/2035	833	834

First Franklin Mortgage Loan Asset-Backed Certificates
6.052% due 03/25/2034	4	4

First NLC Trust
5.440% due 12/25/2035	424	425
5.450% due 02/25/2036	987	988

Fremont Home Loan Trust
5.412% due 02/27/2037	12,000	12,000
5.420% due 01/25/2036	679	679

GE-WMC Mortgage Securities LLC
5.430% due 12/25/2035	786	786

GSAMP Trust
5.440% due 09/25/2035	40	40
5.440% due 11/25/2035	312	312
5.620% due 03/25/2034	61	61

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	1,105	1,109

Home Equity Asset Trust
5.440% due 02/25/2036	54	54

Home Equity Mortgage Trust
5.440% due 02/25/2036	357	357

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	530	530

IXIS Real Estate Capital Trust
5.390% due 08/25/2036	2,888	2,890

Lehman XS Trust
5.410% due 07/25/2046	7,084	7,011

Long Beach Mortgage Loan Trust
5.450% due 09/25/2035	22	22
5.530% due 11/25/2034	93	93
5.610% due 10/25/2034	5,432	5,439

Merrill Lynch Mortgage Investors, Inc.
5.380% due 05/25/2037	553	553
5.394% due 07/25/2037	10,600	10,605
5.406% due 09/25/2037	10,400	10,408
5.487% due 06/25/2036	280	280

Morgan Stanley Capital I
5.660% due 07/25/2032	1	1

New Century Home Equity Loan Trust
5.440% due 09/25/2035	42	42

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	6,135	6,140

Option One Mortgage Loan Trust
5.430% due 11/25/2035	184	185

Park Place Securities, Inc.
5.440% due 09/25/2035	17	17

Quest Trust
5.770% due 09/25/2034	68	68

Renaissance Home Equity Loan Trust
5.680% due 08/25/2032	3	3
5.830% due 12/25/2033	1,320	1,332

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	12,100	12,098
5.430% due 05/25/2035	546	547

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Asset Securities Corp.
5.400% due 07/25/2036	$4,537	$4,540
5.404% due 10/25/2036	10,700	10,703
5.420% due 01/25/2036	303	304
5.580% due 07/25/2032	31	31
5.870% due 04/25/2032	29	29

SACO I, Inc.
5.390% due 05/25/2036	2,592	2,593
5.440% due 07/25/2035	4	4

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	14,800	14,802
5.590% due 08/25/2032	3	3

SBI Heloc Trust
5.494% due 08/25/2036	10,300	10,300

Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	830	831

SG Mortgage Securities Trust
5.430% due 10/25/2035	236	236

Soundview Home Equity Loan Trust
5.390% due 06/25/2036	152	152
5.430% due 12/25/2035	385	386
5.440% due 05/25/2035	275	275

Structured Asset Securities Corp.
5.730% due 05/25/2034	23	23

Wells Fargo Home Equity Trust
5.450% due 12/25/2035	10,528	10,536
5.560% due 10/25/2035	11,363	11,379
5.570% due 11/25/2035	12,000	12,032

		202,694

BANK LOAN OBLIGATIONS 0.3%
Georgia-Pacific Corp.
7.367% due 12/20/2012	556	560
7.390% due 12/20/2012	2,286	2,293
7.485% due 12/20/2012	143	143

Reynolds American, Inc.
7.250% due 05/31/2012	97	97
7.312% due 05/31/2012	2,903	2,921

		6,014

CORPORATE BONDS & NOTES 6.4%
ACE INA Holdings, Inc.
5.875% due 06/15/2014	1,000	1,011

AT&T, Inc.
5.612% due 11/14/2008	1,000	1,003

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	3,300	3,271

AutoZone, Inc.
5.875% due 10/15/2012	1,600	1,600

BellSouth Corp.
5.580% due 08/15/2008	3,900	3,903

Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)	600	603

Boston Scientific Corp.
5.450% due 06/15/2014	1,100	1,054
6.000% due 06/15/2011	2,900	2,920
6.400% due 06/15/2016	2,700	2,728

Caesars Entertainment, Inc.
9.375% due 02/15/2007	1,500	1,519

Charter One Bank N.A.
5.540% due 04/24/2009	9,000	9,010

CIT Group, Inc.
5.500% due 06/08/2009	7,500	7,510
5.608% due 05/23/2008	3,500	3,512

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CMS Energy Corp.
7.500% due 01/15/2009	$400	$414
8.900% due 07/15/2008	1,200	1,263
9.875% due 10/15/2007	400	418

CNA Financial Corp.
6.000% due 08/15/2011	2,000	2,030

Comcast Corp.
5.800% due 07/14/2009	7,600	7,619

ConocoPhillips Australia Funding Co.
5.607% due 04/09/2009	7,300	7,312

CVS Corp.
5.750% due 08/15/2011	700	710

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010	700	681
5.750% due 09/08/2011	1,100	1,096
5.870% due 09/10/2007	400	401

Dominion Resources, Inc.
5.664% due 09/28/2007	700	700

EchoStar DBS Corp.
5.750% due 10/01/2008	300	298

El Paso Corp.
7.625% due 08/16/2007	800	814

Ford Motor Credit Co.
6.340% due 03/21/2007	400	399

General Electric Capital Corp.
5.430% due 12/12/2008	2,500	2,503
5.490% due 06/15/2009	3,300	3,310

Harrah’s Operating Co., Inc.
6.099% due 02/08/2008	2,400	2,403

HCA, Inc.
7.000% due 07/01/2007	1,500	1,515

Health Care Property Investors, Inc.
5.950% due 09/15/2011	700	703

HJ Heinz Co.
6.428% due 12/01/2008	6,400	6,535

HJ Heinz Finance Co.
6.000% due 03/15/2012	800	815

HSBC Finance Corp.
5.500% due 01/19/2016	5,500	5,511
6.538% due 11/13/2007	2,500	2,525

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	3,000	3,037

Lennar Corp.
5.950% due 10/17/2011	700	701

Loews Corp.
5.250% due 03/15/2016	800	777

Masco Corp.
5.875% due 07/15/2012	700	699

May Department Stores Co.
4.800% due 07/15/2009	700	687

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	1,000	1,001

Mirage Resorts, Inc.
7.250% due 10/15/2006	425	425

Mizuho JGB Investment LLC
9.870% due 12/29/2049	2,300	2,465

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	1,200	1,265

Morgan Stanley
5.623% due 01/18/2008	900	902

Nisource Finance Corp.
5.400% due 07/15/2014	800	775

32	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Raychem Corp.
7.200% due 10/15/2008		$200	$207

SB Treasury Co. LLC
9.400% due 12/29/2049		5,100	5,425

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,500	3,753

Toyota Motor Credit Corp.
5.372% due 10/12/2007		6,800	6,805

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	501
6.787% due 04/15/2008		1,000	1,002

U.S. Bancorp
5.354% due 04/28/2009		4,300	4,304

Unicredito Italiano NY
5.388% due 12/13/2007		3,900	3,899
5.398% due 12/03/2007		3,500	3,502

Viacom, Inc.
5.750% due 04/30/2011		2,800	2,797

Xerox Credit Corp.
2.000% due 06/06/2007	JPY	300,000	2,549
			137,097

MORTGAGE-BACKED SECURITIES 7.0%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		$1,682	1,650

Banc of America Mortgage Securities
5.000% due 05/25/2034		3,604	3,558

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		9,534	9,305

Bear Stearns Alt-A Trust
5.580% due 07/25/2034		9	9
5.840% due 11/25/2036		13,415	13,375

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		13,563	13,407

Countrywide Alternative Loan Trust
5.540% due 05/25/2035		2,895	2,899

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		2,824	2,799
5.610% due 08/25/2034		11	11
5.620% due 04/25/2035		694	697
5.650% due 03/25/2035		4,560	4,575
5.660% due 02/25/2035		371	372
5.670% due 02/25/2035		552	555

CS First Boston Mortgage Securities Corp.
5.550% due 11/15/2019		1,598	1,600

CSAB Mortgage-Backed Trust
5.430% due 06/25/2036		2,679	2,680

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.430% due 10/25/2036		8,800	8,800

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		2,750	2,758

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		2,314	2,303

Greenpoint Mortgage Funding Trust
5.550% due 06/25/2045		1,751	1,758
5.600% due 11/25/2045		419	420

GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,188	1,173

Harborview Mortgage Loan Trust
5.550% due 05/19/2035		3,574	3,584
5.700% due 02/19/2034		60	60

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		345	344

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset Securitization Trust
5.500% due 11/25/2017	$559	$553

Mellon Residential Funding Corp.
5.770% due 12/15/2030	28	29

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	727	721

Sequoia Mortgage Trust
5.630% due 08/20/2032	69	69

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	6,944	6,955
5.560% due 05/25/2045	2,201	2,208

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	7,055	7,048

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	10,400	10,408

Washington Mutual, Inc.
5.543% due 06/25/2046	6,887	6,891
5.560% due 04/25/2045	5,727	5,743
5.590% due 11/25/2045	1,157	1,162
5.600% due 12/25/2027	362	362
5.600% due 12/25/2045	3,941	3,958
5.640% due 01/25/2045	1,091	1,098
5.650% due 01/25/2045	831	834
5.667% due 10/25/2046	4,400	4,415
5.777% due 07/25/2046	2,356	2,356
5.963% due 06/25/2042	1,149	1,152
5.963% due 08/25/2042	27	27

Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/2035	5,300	5,218
4.950% due 03/25/2036	7,593	7,526
5.240% due 04/25/2036	3,396	3,414
		150,839

MUNICIPAL BONDS & NOTES 0.2%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	630	670

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	990	987

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	330	353

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	1,350	1,416
		3,426

U.S. GOVERNMENT AGENCIES 9.0%
Fannie Mae
4.190% due 11/01/2034	7,674	7,583
4.750% due 08/25/2008	10,000	9,962
4.960% due 12/01/2034	336	333
5.000% due 11/25/2032	4,000	3,744
5.420% due 09/25/2035	392	392
5.450% due 03/25/2034	77	77
5.480% due 08/25/2034	91	91
5.500% due 10/01/2028 - 02/01/2035	91,423	90,356
5.580% due 06/25/2044	52	52
5.730% due 06/25/2029	49	49
6.000% due 10/01/2036 - 07/25/2044	48,153	48,385
6.500% due 10/01/2036 - 06/25/2044	15,096	15,375

Freddie Mac
4.400% due 09/01/2035	513	505
5.000% due 11/15/2021 - 12/15/2031	8,664	8,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.590% due 08/25/2031	$115	$116
5.680% due 12/15/2030	735	737

Government National Mortgage Association
6.000% due 08/20/2034	3,965	3,996

Small Business Administration
4.625% due 02/01/2025	1,087	1,049
4.754% due 08/10/2014	88	85
5.110% due 04/01/2025	2,339	2,325
		193,702

U.S. TREASURY OBLIGATIONS 2.8%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	5,487	5,201
1.875% due 07/15/2015	10,461	10,133
2.000% due 01/15/2014	4,020	3,944
2.000% due 01/15/2026	616	591
3.375% due 01/15/2007	16,081	15,947

U.S. Treasury Notes
3.875% due 05/15/2010	600	586
4.375% due 12/15/2010	24,700	24,503
		60,905

Total United States (Cost $757,046)		754,677

SHORT-TERM INSTRUMENTS 35.1%

CERTIFICATES OF DEPOSIT 0.4%
Countrywide Funding Corp.
5.360% due 08/16/2007	$8,100	8,099

COMMERCIAL PAPER 31.7%
Abbey National N.A. LLC
5.260% due 11/30/2006	48,100	47,685

Bank of America Corp.
5.260% due 12/14/2006	8,200	8,109
5.275% due 11/14/2006	43,300	43,027
5.275% due 12/01/2006	5,700	5,648

Barclays U.S. Funding Corp.
5.235% due 12/22/2006	58,500	57,786

BNP Paribas Finance
5.240% due 01/19/2007	19,600	19,282
5.265% due 12/28/2006	44,100	43,524

Danske Corp.
5.255% due 01/18/2007	10,000	9,839
5.265% due 12/27/2006	28,600	28,230
5.270% due 12/27/2006	1,400	1,382
5.370% due 10/30/2006	17,100	17,029

Dexia Delaware LLC
5.250% due 12/20/2006	57,700	57,012

DnB NORBank ASA
5.265% due 02/20/2007	16,100	15,765

HBOS Treasury Services PLC
5.255% due 12/21/2006	55,500	54,831

IXIS Commercial Paper Corp.
5.275% due 11/07/2006	26,900	26,758
5.360% due 10/25/2006	14,200	14,151

San Paolo IMI U.S. Financial Co.
5.265% due 12/01/2006	48,100	47,659

Sanofi Aventis
5.250% due 11/08/2006	47,800	47,542

Skandinaviska Enskilda Banken AB
5.285% due 11/15/2006	43,100	42,822

Societe Generale N.A.
5.260% due 12/01/2006	47,700	47,263

Time Warner, Inc.
5.390% due 01/25/2007	8,500	8,355

See Accompanying Notes	Semiannual Report	September 30, 2006	33

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UB S Finance Delaware LLC
5.245% due 01/08/2007	$39,400	$38,823

		682,522

REPURCHASE AGREEMENTS 1.2%
Lehman Brothers, Inc.
5.050% due 10/02/2006	25,000	25,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $25,498. Repurchase proceeds are $25,011.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		$1,417	$1,417

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $1,449. Repurchase proceeds are $1,418.)

JAPAN FINANCING BILLS 0.6%
0.340% due 10/02/2006 - 10/04/2006 (b)	JPY	1,500,000	12,698

U.S. TREASURY BILLS 1.1%
4.826% due 11/30/2006 - 12/14/2006 (b)(d)(e)(g)		$24,365	24,110

Total Short-Term Instruments (Cost $754,426)			753,846

VALUE (000S)
PURCHASED OPTIONS (i) 0.4%
(Cost $7,027)	$8,248

Total Investments (f) 120.5% (Cost $2,592,076)	$2,583,369

Written Options (j) (0.5%) (Premiums $8,426)	(10,867)

Other Assets and Liabilities (Net) (20.0%)	(427,636)

Net Assets 100.0%	$2,144,866

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $11,880 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	Securities with an aggregate market value of $989 have been pledged as collateral for delayed-delivery securities on September 30, 2006.
(f)	As of September 30, 2006, portfolio securities with an aggregate value of $110,336 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $9,263 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	452	$107
90-Day Eurodollar December Futures	Long	12/2008	177	173
90-Day Eurodollar June Futures	Long	06/2007	1,163	683
90-Day Eurodollar June Futures	Long	06/2009	177	175
90-Day Eurodollar March Futures	Long	03/2009	177	172
90-Day Eurodollar September Futures	Long	09/2007	644	680
90-Day Eurodollar September Futures	Long	09/2008	177	172
Canadian Bank Bills December Futures	Long	12/2006	620	360
Canadian Bank Bills June Futures	Short	06/2007	620	(651)
Euro-Bobl 5-Year Note Futures	Long	12/2006	980	311
Euro-Bobl 5-Year Note Futures Put Options Strike @ EUR 106.200	Long	12/2006	980	0
Euro-Bund 10-Year Note Futures	Long	12/2006	1,142	1,158
Euro-Bund 10-Year Note Futures Put Options Strike @ EUR 110.000	Long	12/2006	2,020	0
Euro-Bund 10-Year Note Futures Put Options Strike @ EUR 110.500	Long	12/2006	350	0
Japan Government 10-Year Note December Futures	Long	12/2006	242	1,155
U.S. Treasury 5-Year Note December Futures	Short	12/2006	38	(21)
U.S. Treasury 10-Year Note December Futures	Long	12/2006	46	42
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	195	341

				$4,857

(h)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	619,000	$8
Bank of America	May Department Stores Co. 4.800 due 07/15/2009	Buy	(0.190%	)	09/20/2009		$700	1
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		500	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		700	(1)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		2,000	(3)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		800	2
Bear Stearns & Co., Inc.	Nisource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		800	(8)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		800	0

34	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Autozone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		$1,600	$2
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011		700	(1)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014		1,000	(1)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014		1,100	17
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014		1,000	(1)
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010		500	10
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		21,700	27
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%		08/20/2011		4,200	2
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011		7,600	33
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011		700	(1)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016		4,200	(32)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.055%	)	08/20/2016		2,400	(3)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011		25,700	38
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011		11,700	291
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		5,300	29
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016		2,900	(27)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.140%	)	08/20/2016		6,500	(51)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.060%	)	08/20/2016		14,300	(28)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007		4,900	10
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010		1,984	14
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010		9,920	71
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010		2,200	(75)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011		700	(1)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011		11,200	67
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012		700	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016		6,200	(67)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011		700	0
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011		1,100	0

								$323

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%		12/15/2010	AUD	60,000	$(1,127)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%		12/15/2015		34,200	863
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%		12/15/2011		27,900	25
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%		12/15/2016		15,800	(113)
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%		12/15/2011		26,600	75
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%		12/15/2016		15,300	(142)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	5.000%		06/15/2015	CAD	3,000	125
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%		06/17/2010	EUR	200	(7)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%		10/15/2010		15,000	133
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%		12/15/2014		9,100	(220)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%		10/15/2010		10,000	98
Citibank N.A.	6-month EUR-LIBOR	Receive	4.000%		06/16/2014		1,120	12
Credit Suisse First Boston	6-month EUR-LIBOR	Receive	4.000%		12/15/2014		700	(7)
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%		06/18/2034		400	14
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%		12/15/2014		13,200	(387)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%		06/17/2015		104,700	2,366
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%		06/17/2010		400	(12)
Lehman Brothers, Inc.	6-month EUR-LIBOR	Pay	6.000%		06/18/2034		28,000	812
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	4.000%		06/17/2010		46,700	(1,413)

See Accompanying Notes	Semiannual Report	September 30, 2006	35

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011	EUR	44,000	$0
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		21,100	(199)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		51,800	755
Morgan Stanley	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(6)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		200	(3)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		44,600	3,262
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		23,700	1,560
UBS AG	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(17)
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	164
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	7,800	2
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2015		1,600	17
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.500%	09/15/2017		9,900	(48)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		4,500	165
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		3,600	96
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		50,900	267
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		31,000	167
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		10,000	438
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		500	16
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		44,000	250
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		14,800	(586)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		29,350	(171)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2015		5,800	(185)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		1,300	29
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		13,700	14
Morgan Stanley	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		146,900	645
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	1,240,000	(244)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		8,170,000	(593)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		10,800,000	(2,446)
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		1,510,000	(307)
Morgan Stanley	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		40,400,000	1,027
Morgan Stanley	6-month JPY-LIBOR	Pay	1.000%	09/18/2008		7,300,000	93
Morgan Stanley	6-month JPY-LIBOR	Receive	1.500%	12/20/2010		10,200,000	(1,446)
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		1,100,000	(235)
Morgan Stanley	6-month JPY-LIBOR	Receive	1.980%	09/27/2016		3,200,000	(398)
UBS AG	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		130,000	(31)
UBS AG	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		2,490,000	(60)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/21/2007		$141,500	(1,183)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		4,600	(136)
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		8,400	499
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	09/19/2008		61,300	65
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2008		94,500	(1,017)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		1,500	(31)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		49,900	(1,480)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		11,300	251
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		5,200	(220)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		2,800	45
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		110,800	(2,308)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		7,000	(208)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,800	107
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		12,000	712
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2007		141,500	(306)
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		123,500	1,977
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2011		9,400	(8)
UBS AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		2,000	(116)

							$(270)

(i)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description		Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures		$112.000	11/21/2006	807	$15	$13
Call - CBOT U.S. Treasury 10-Year Note December Futures		113.000	11/21/2006	846	16	13
Put - CBOT U.S. Treasury 10-Year Note December Futures		100.000	11/21/2006	428	8	7
Put - CBOT U.S. Treasury 10-Year Note December Futures		101.000	11/21/2006	494	9	8
Put - CME 90-Day Eurodollar December Futures		92.500	12/18/2006	2,652	25	16
Put - CME 90-Day Eurodollar March Futures		92.000	03/19/2007	1,375	13	9
Put - CME 90-Day Eurodollar September Futures		90.500	09/17/2007	550	5	3
Put - OTC Japan Government 10-Year Bond December Futures	JPY	124.000	11/30/2006	275	24	0

					$115	$69

36	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.260%	12/15/2006	GBP	13,600	$30	$28
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		23,200	120	115
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	05/11/2007		16,000	88	69
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	11/17/2006		52,000	164	40
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		68,800	319	342
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	05/17/2007		34,900	191	155
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/06/2007		16,500	89	78
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		23,200	112	115
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD LIBOR	Pay	5.000%	03/08/2007		$74,000	289	266
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD LIBOR	Pay	4.500%	10/04/2006		20,900	107	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Pay	5.200%	05/09/2007		17,500	70	121
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Pay	5.000%	12/20/2007		183,700	1,190	1,332
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD LIBOR	Pay	4.500%	10/04/2006		13,900	71	0
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-month USD LIBOR	Pay	5.250%	06/07/2007		182,100	815	1,457
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	5.000%	03/08/2007		21,000	98	75
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	5.080%	04/19/2007		52,900	178	275
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	5.150%	05/08/2007		211,900	820	1,334
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	5.190%	05/09/2007		371,400	737	1,164
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	4.750%	07/02/2007		20,000	83	83
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Pay	5.130%	10/25/2006		97,500	154	153
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Pay	5.170%	02/01/2007		111,200	286	517
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Pay	5.000%	03/08/2007		175,000	665	628
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Pay	5.250%	06/07/2007		64,000	236	512

								$6,912	$8,859

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	02/13/2007	$140,900	$0	$ (221)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	11/15/2006	11,300	0	(72)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	03/19/2007	50,200	0	(155)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	03/20/2007	28,000	0	(163)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	01/17/2007	25,400	0	(69)

					$0	$(680)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	458	$199	$601
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	478	170	8
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	334	217	5

				$586	$614

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	7,000	$119	$132
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		19,600	358	371
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/06/2007		4,700	95	86
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		6,900	111	130
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD LIBOR	Pay	5.900%	01/02/2007		$23,600	241	7
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD LIBOR	Receive	5.040%	03/08/2007		33,000	313	268
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD LIBOR	Receive	4.540%	10/04/2006		9,000	105	0
Put - OTC 10-Year Interest Rate Swap	Citibank N.A.	3-month USD LIBOR	Pay	5.900%	01/02/2007		38,700	395	12
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Receive	5.315%	05/09/2007		7,600	71	130
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Receive	5.250%	05/16/2007		16,200	180	338
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Receive	5.150%	12/20/2007		79,800	1,153	1,352
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD LIBOR	Receive	4.540%	10/04/2006		6,000	72	0
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD LIBOR	Receive	5.250%	05/16/2007		7,500	98	156
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-month USD LIBOR	Receive	5.340%	06/07/2007		79,200	852	1,465
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.040%	03/08/2007		9,000	100	73
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.220%	04/19/2007		23,000	182	319

See Accompanying Notes	Semiannual Report	September 30, 2006	37

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.280%	05/08/2007	$92,100	$828	$1,477
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.315%	05/09/2007	83,100	769	1,418
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.000%	07/02/2007	8,800	92	92
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.210%	10/25/2006	41,900	164	284
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.240%	02/01/2007	48,100	296	583
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.040%	03/08/2007	76,000	688	617
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.325%	06/07/2007	27,000	229	488

							$7,511	$9,798

Credit Default Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	0.450%	06/20/2008	$14,400	$76	$73

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 120.000	05/21/2007	$65,000	$253	$382

(k)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$603	$603	0.03%

(l)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	10/01/2036	$13,600	$13,330	$13,400
U.S. Treasury Notes	3.000%	02/15/2009	100	96	97
U.S. Treasury Notes	3.375%	09/15/2009	300	289	291
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,240	5,402
U.S. Treasury Notes	4.250%	11/15/2013	2,800	2,719	2,786
U.S. Treasury Notes	4.250%	11/15/2014	2,000	1,930	1,987
U.S. Treasury Notes	4.500%	02/15/2016	48,000	47,025	47,909
U.S. Treasury Notes	4.875%	05/31/2011	2,800	2,817	2,883
U.S. Treasury Notes	5.125%	05/15/2016	34,600	35,510	36,655

				$108,956	$111,410

(3) Market value includes $1,354 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	56,589	10/2006	$0	$(914)	$(914)
Buy	CAD	57,701	10/2006	9	(238)	(229)
Sell		9,637	10/2006	21	0	21
Buy	CLP	402,000	11/2006	9	0	9
Buy		77,200	12/2006	1	0	1
Buy	CNY	16,478	03/2007	0	(17)	(17)
Buy		79,422	05/2007	0	(90)	(90)
Buy		90,741	08/2007	52	0	52
Buy		97,375	09/2007	54	0	54
Buy	DKK	136,721	12/2006	23	(215)	(192)
Buy	EUR	458,516	10/2006	0	(1,340)	(1,340)
Buy	GBP	82,047	10/2006	4	(1,460)	(1,456)
Sell		13,091	10/2006	153	0	153
Buy	INR	5,506	02/2007	2	0	2
Buy		1,310	03/2007	0	0	0
Buy	JPY	63,403,521	10/2006	0	(3,323)	(3,323)
Sell		2,427,184	10/2006	287	0	287
Buy		2,986,793	11/2006	0	(211)	(211)
Sell		382,351	11/2006	98	0	98
Buy	KRW	1,767,068	11/2006	36	0	36
Buy		1,960,600	02/2007	33	0	33

38	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	NZD	59,224	10/2006	$343	$(159)	$184
Buy	PLN	390	11/2006	0	(2)	(2)
Buy	SEK	157,562	12/2006	0	(221)	(221)
Buy	SGD	482	10/2006	0	(3)	(3)
Buy		3,682	11/2006	0	0	0
Buy		219	03/2007	0	0	0
Sell	TWD	1,559	10/2006	0	0	0
Buy		95,427	02/2007	0	(69)	(69)
Buy	ZAR	8,983	10/2006	0	(153)	(153)
Sell		4,783	10/2006	11	0	11
Buy		8,983	12/2006	0	(22)	(22)

				$1,136	$(8,437)	$(7,301)

See Accompanying Notes	Semiannual Report	September 30, 2006	39

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%
Mizuho Finance Aruba AEC
1.681% due 12/31/2049	JPY	500,000	$4,337

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,754

Total Aruba (Cost $6,154)			6,091

AUSTRALIA 0.1%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	470

Medallion Trust
5.730% due 07/12/2031		$785	787

Total Australia (Cost $1,241)			1,257

AUSTRIA 0.7%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	17,219

Total Austria (Cost $13,824)			17,219

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008	EUR	10,500	14,206

Total Belgium (Cost $10,009)			14,206

CANADA 0.3%
Province of Ontario
6.200% due 06/02/2031	CAD	2,200	2,444

Province of Quebec Canada
5.750% due 12/01/2036		2,600	2,724

Rogers Wireless, Inc.
7.625% due 12/15/2011		2,100	2,034

Total Canada (Cost $6,899)			7,202

CAYMAN ISLANDS 1.3%
Asahi Finance Cayman Ltd.
1.654% due 02/28/2049	JPY	600,000	5,082

Cypress Tree Investment Partners I Ltd.
5.907% due 10/15/2009		$482	488

Mizuho Finance Cayman Ltd.
1.085% due 09/28/2049	JPY	400,000	3,388
1.815% due 12/31/2049		300,000	2,608

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$10,700	10,806

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,114

Pylon Ltd.
7.233% due 12/18/2008		1,350	1,713

SHL Corp. Ltd.
1.128% due 12/25/2024	JPY	15,996	138

Vita Capital Ltd.
6.830% due 01/01/2007		$3,900	3,913

Total Cayman Islands (Cost $32,320)			32,250

DENMARK 0.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	1,209	215

Nykredit Realkredit A/S
6.000% due 10/01/2029		1,917	340

Total Denmark (Cost $344)			555

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FRANCE 12.6%
Axa S.A.
3.750% due 01/01/2017	EUR	828	$1,495

France Government Bond
4.000% due 04/25/2009		8,050	10,308
4.000% due 10/25/2009		30,070	38,593
4.000% due 04/25/2014		39,700	51,421
4.000% due 10/25/2014		111,700	144,706
4.000% due 04/25/2055		600	779
4.750% due 04/25/2035		1,100	1,588
5.250% due 04/25/2008		26,800	34,808
5.750% due 10/25/2032		10,300	16,876
6.000% due 10/25/2025		3,400	5,528

Total France (Cost $280,834)			306,102

GERMANY 25.6%
DSL Bank AG
7.250% due 08/07/2007	GBP	3,000	5,706

Hypothekenbank in Essen AG
5.500% due 02/20/2007	EUR	1,690	2,157

Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		440	563

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,842

Republic of Germany
4.000% due 07/04/2009		2,900	3,716
4.250% due 01/04/2014		63,452	83,412
4.250% due 07/04/2014		81,490	107,305
4.750% due 07/04/2034		4,300	6,215
5.000% due 07/04/2011		100	134
5.000% due 01/04/2012		12,700	17,140
5.250% due 07/04/2010		33,500	44,892
5.250% due 01/04/2011		28,400	38,293
5.375% due 01/04/2010		4,100	5,477
5.500% due 01/04/2031		15,400	24,275
5.625% due 01/04/2028		39,370	62,062
6.250% due 01/04/2024		7,600	12,485
6.250% due 01/04/2030		23,950	40,987
6.500% due 07/04/2027		95,560	165,239

Total Germany (Cost $576,986)			621,900

IRELAND 0.2%
Celtic Residential Irish Mortgage Securitisation
3.332% due 06/13/2035	EUR	1,738	2,210

Emerald Mortgages PLC
3.385% due 04/15/2028		1,675	2,131
3.385% due 01/15/2035		451	575

Total Ireland (Cost $4,076)			4,916

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	4,603
5.500% due 11/01/2010		1,700	2,304

Siena Mortgages SpA
3.465% due 02/05/2037		941	1,190

Total Italy (Cost $8,167)			8,097

JAPAN 21.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	371

Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,891

Japan Government Bond
0.700% due 09/20/2008	JPY	2,980,000	25,273
1.500% due 03/20/2011		12,710,000	109,741

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.500% due 03/20/2014	JPY	6,810,000	$57,930
1.500% due 03/20/2015		5,200,000	43,860
1.600% due 06/20/2014		8,010,000	68,502
1.600% due 09/20/2014		5,710,000	48,710
2.300% due 05/20/2030		700,300	5,879
2.300% due 06/20/2035		7,380,000	60,810
2.400% due 03/20/2034		2,470,000	20,761
2.500% due 09/20/2035		4,060,000	34,823

Japanese Government CPI Linked Bond
5.265% due 06/10/2016 (b)		3,373,440	28,331

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,583

Sumitomo Mitsui Banking Corp.
1.245% due 12/01/2049	JPY	600,000	5,118
1.267% due 12/31/2049		400,000	3,389
1.384% due 09/29/2049		100,000	861
5.625% due 07/29/2049		$1,300	1,267

Total Japan (Cost $559,252)			528,100

JERSEY, CHANNEL ISLANDS 0.3%
Haus Ltd.
3.396% due 12/10/2037	EUR	4,148	5,284

Lloyds TSB Capital
7.375% due 02/07/2049		500	724

SRM Investment Ltd.
3.475% due 08/26/2034		422	536

Total Jersey, Channel Islands (Cost $4,909)			6,544

MEXICO 0.0%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$40	41

Total Mexico (Cost $39)			41

NETHERLAND ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,693

Total Netherland Antilles (Cost $1,703)			1,693

NETHERLANDS 0.7%
Delphinus BV
3.404% due 04/25/2093	EUR	1,500	1,891

Dutch Mortgage Portfolio Loans BV
3.484% due 11/20/2035		1,282	1,633

Dutch Mortgage-Backed Securities BV
3.343% due 10/02/2079		2,967	3,760

Holland Euro-Denominated Mortgage-Backed Series
3.362% due 04/18/2012		907	1,153

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,188

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009		$4,400	4,400

Total Netherlands (Cost $15,949)			16,025

NEW ZEALAND 0.1%
New Zealand Government Bond
4.500% due 02/15/2016	NZD	2,006	1,800

Total New Zealand (Cost $1,230)			1,800

RUSSIA 0.2%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	936

40	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007		$3,800	$3,817

Total Russia (Cost $4,679)			4,753

SPAIN 3.0%
Hipotebansa Mortgage Securitization Fund
3.258% due 07/18/2022	EUR	1,080	1,362

Spain Government Bond
4.200% due 07/30/2013		2,200	2,877
4.200% due 01/31/2037		2,300	3,041
5.150% due 07/30/2009		37,730	49,811
5.350% due 10/31/2011		11,100	15,166

Total Spain (Cost $55,459)			72,257

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,532

Total Tunisia (Cost $5,560)			5,532

UNITED KINGDOM 6.3%
Bauhaus Securities Ltd.
3.466% due 10/30/2052	EUR	2,579	3,279

Dolerite Funding PLC
5.672% due 08/20/2032		$642	642

HBOS PLC
5.920% due 09/29/2049		5,900	5,718

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007		6,500	6,507

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,500	1,418

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	27,376
4.750% due 06/07/2010		27,900	52,207
5.000% due 03/07/2012		12,830	24,399
8.000% due 09/27/2013		14,100	31,678

Total United Kingdom (Cost $150,716)			153,224

UNITED STATES 32.1%

ASSET-BACKED SECURITIES 1.2%
Amresco Residential Securities Mortgage Loan Trust
6.270% due 06/25/2029		$484	499

Argent Securities, Inc.
5.430% due 11/25/2035		1,776	1,777

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 10/25/2032		107	107
5.730% due 10/27/2032		218	219

Capital One Auto Finance Trust
5.117% due 05/15/2007		1,663	1,664

Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035		135	135

Countrywide Asset-Backed Certificates
5.420% due 07/25/2035		8	8

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032		122	122

FBR Securitization Trust
5.450% due 10/25/2035		551	551
5.450% due 11/25/2035		1,454	1,456

First Alliance Mortgage Loan Trust
5.560% due 12/20/2027		28	28

First NLC Trust
5.440% due 12/25/2035		799	799
5.450% due 02/25/2036		1,742	1,744

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.420% due 01/25/2036	$1,508	$1,509

GE-WMC Mortgage Securities LLC
5.430% due 12/25/2035	1,516	1,517

GSAMP Trust
5.440% due 11/25/2035	624	625

Home Equity Mortgage Trust
5.440% due 02/25/2036	643	643

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	942	943

Mesa Trust Asset-Backed Certificates
5.730% due 12/25/2031	630	633

New Century Home Equity Loan Trust
5.420% due 07/25/2035	100	100

Quest Trust
5.890% due 06/25/2034	879	882

Residential Asset Securities Corp.
5.420% due 01/25/2036	607	608
5.430% due 11/25/2035	897	898
5.580% due 07/25/2032	592	593

SG Mortgage Securities Trust
5.430% due 10/25/2035	439	439

Soundview Home Equity Loan Trust
5.430% due 12/25/2035	716	716
5.440% due 05/25/2035	477	477

Wells Fargo Home Equity Trust
5.560% due 10/25/2035	12,179	12,197

		31,889

BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
7.367% due 12/20/2012	927	934
7.390% due 12/20/2012	3,810	3,821
7.485% due 12/20/2012	238	239

		4,994

CORPORATE BONDS & NOTES 6.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014	1,400	1,415

AT&T, Inc.
5.612% due 11/14/2008	500	502

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	6,500	6,442

AutoZone, Inc.
5.875% due 10/15/2012	2,000	2,000

Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	900	905

Boston Scientific Corp.
5.450% due 06/15/2014	1,500	1,437
6.000% due 06/15/2011	4,700	4,733
6.400% due 06/15/2016	4,300	4,344

Charter One Bank N.A.
5.540% due 04/24/2009	13,550	13,565

CIT Group, Inc.
5.546% due 08/17/2009	7,800	7,809

CMS Energy Corp.
8.900% due 07/15/2008	1,100	1,158

CNA Financial Corp.
6.000% due 08/15/2011	3,600	3,654

CVS Corp.
5.750% due 08/15/2011	900	913

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		$1,000	$972
5.750% due 09/08/2011		1,500	1,495

EchoStar DBS Corp.
5.750% due 10/01/2008		700	696

El Paso Corp.
7.625% due 08/16/2007		1,000	1,018

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	898
5.430% due 12/12/2008		$4,800	4,806

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,400

Harrah's Operating Co., Inc.
6.099% due 02/08/2008		$4,600	4,606

Health Care Property Investors, Inc.
5.950% due 09/15/2011		1,000	1,005

HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,646

JPMorgan & Co., Inc.
9.526% due 02/15/2012		4,670	4,856

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036		4,800	4,859

Lennar Corp.
5.950% due 10/17/2011		900	901

Loews Corp.
5.250% due 03/15/2016		1,200	1,166

Masco Corp.
5.875% due 07/15/2012		1,000	998

May Department Stores Co.
4.800% due 07/15/2009		900	884

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009		2,200	2,202

Mirage Resorts, Inc.
7.250% due 10/15/2006		400	400

Mizuho JGB Investment LLC
9.870% due 12/29/2049		1,200	1,286

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,475

Morgan Stanley Warehouse Facilities
5.640% due 10/30/2006 (i)		15,100	15,100

Nisource Finance Corp.
5.400% due 07/15/2014		1,200	1,163

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,148

SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	7,016

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,786

Toyota Motor Credit Corp.
5.372% due 10/12/2007		11,800	11,808

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	501

U.S. Bancorp
5.354% due 04/28/2009		8,200	8,207

Viacom, Inc.
5.750% due 04/30/2011		3,700	3,696

			144,871

MORTGAGE-BACKED SECURITIES 3.6%
Banc of America Mortgage Securities
5.000% due 05/25/2034		5,766	5,693

See Accompanying Notes	Semiannual Report	September 30, 2006	41

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Alt-A Trust
5.840% due 11/25/2036	$9,165	$9,118

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	18,329	18,117
4.900% due 12/25/2035	1,045	1,036

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	3,048

Countrywide Home Loan Mortgage Pass-Through Trust
5.650% due 03/25/2035	104	104

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	638	635
5.550% due 11/15/2019	1,352	1,354
5.702% due 05/25/2032	102	101
5.880% due 08/25/2033	629	629

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	3,752	3,734

Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	838	840

GSR Mortgage Loan Trust
4.540% due 09/25/2035	2,292	2,261

Impac CMB Trust
5.730% due 07/25/2033	243	243

JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035	10,100	10,661

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	604	603

MASTR Asset Securitization Trust
5.500% due 11/25/2017	1,017	1,005

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025	987	992

Residential Funding Mortgage Security I
6.500% due 03/25/2032	464	467

Washington Mutual, Inc.
5.106% due 10/25/2032	512	510
5.427% due 02/27/2034	1,583	1,611
5.590% due 11/25/2045	2,136	2,145
5.600% due 12/25/2027	5,699	5,700
5.628% due 05/25/2041	75	76
5.640% due 01/25/2045	2,857	2,876

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	13,874	13,751

		87,310

MUNICIPAL BONDS & NOTES 0.7%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	830	882

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,303

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,400	2,644

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	831

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,491

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	23

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$1,780	$1,774

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	209

Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	555

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	600	642

New York State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	314

New York State Tobacco Settlement Financing Corp. Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,597

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2017	600	644

		18,219

	SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.749% due 12/31/2049	640	6,728

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 15.6%
Fannie Mae
4.190% due 11/01/2034	$12,662	12,512
4.960% due 12/01/2034	2,349	2,328
5.000% due 11/25/2032 - 10/01/2036	32,322	30,928
5.450% due 03/25/2034	487	488
5.500% due 11/01/2028 - 10/01/2035	78,693	77,779
5.649% due 04/01/2032	161	162
6.000% due 10/01/2036 - 07/25/2044	93,324	93,772
6.040% due 11/01/2022	54	55
6.450% due 01/01/2023	63	64
6.500% due 02/01/2026 - 10/01/2036	77,490	78,925
6.618% due 08/01/2023	220	224
6.627% due 12/01/2030	52	53

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,895

Freddie Mac
4.400% due 09/01/2035	1,110	1,094
5.000% due 12/15/2031 - 08/15/2035	8,436	7,747
5.632% due 10/25/2044	14,498	14,654
5.680% due 12/15/2030	1,301	1,304
6.817% due 06/01/2022	326	331
9.050% due 06/15/2019	7	7

Government National Mortgage Association
4.750% due 07/20/2022 - 08/20/2027	906	914
5.125% due 11/20/2021 - 11/20/2030	374	377
5.375% due 05/20/2022 - 05/20/2030	2,248	2,271
6.000% due 08/20/2034	6,073	6,121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Small Business Administration
5.980% due 05/01/2022	$6,012	$6,187
6.344% due 08/01/2011	2,001	2,068
6.640% due 02/01/2011	955	992

Tennessee Valley Authority
4.875% due 12/15/2016	16,050	16,085
5.880% due 04/01/2036	8,145	9,055
5.980% due 04/01/2036	1,855	2,075

		378,467

U.S. TREASURY OBLIGATIONS 4.6%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	11,512	10,913
1.625% due 01/15/2015	1,068	1,016
1.875% due 07/15/2015	2,829	2,741
2.000% due 01/15/2014	331	325
2.000% due 07/15/2014	8,759	8,587
2.000% due 01/15/2026	1,232	1,182
3.625% due 04/15/2028	1,248	1,547

U.S. Treasury Bonds
6.125% due 11/15/2027	500	585
8.125% due 08/15/2019	32,600	43,001
8.125% due 05/15/2021	13,800	18,550

U.S. Treasury Notes
4.375% due 12/15/2010	15,600	15,475
5.125% due 05/15/2016	6,600	6,849

		110,771

Total United States (Cost $783,472)		783,249

SHORT-TERM INSTRUMENTS 15.5%

CERTIFICATES OF DEPOSIT 0.5%
Countrywide Funding Corp.
5.360% due 08/16/2007	$12,100	12,100

COMMERCIAL PAPER 12.0%
Bank of America Corp.
5.275% due 11/14/2006	37,100	36,866

Danske Corp.
5.270% due 12/27/2006	12,300	12,141
5.275% due 11/20/2006	60,400	59,966

Skandinaviska Enskilda Banken AB
5.280% due 11/16/2006	65,600	65,167

Societe Generale N.A.
5.380% due 10/12/2006	3,900	3,894

Time Warner, Inc.
5.390% due 01/25/2007	9,200	9,043

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	39,900	39,900

UBS Finance Delaware LLC
5.245% due 01/08/2007	65,700	64,738

		291,715

REPURCHASE AGREEMENTS 1.5%
Lehman Brothers, Inc.
5.050% due 10/02/2006	37,000	37,000
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $37,732. Repurchase proceeds are $37,016.)

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	6,302	6,302

(Dated 09/29/2006. Collateralized by Fannie Mae 2.350% due 04/05/2007 valued at $6,432. Repurchase proceeds are $6,305.)

42	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS TREASURY BILLS 0.2%
2.905% due 10/31/2006	EUR	3,750	$4,744

U.S. TREASURY BILLS 1.0%
4.835% due 11/30/2006 - 12/14/2006 (a)(c)(e)		$25,820	25,562

Total Short-Term Instruments (Cost $377,479)			$377,423

VALUE (000S)
PURCHASED OPTIONS (g) 0.7%
(Cost $14,447)	$16,186

Total Investments (d) 122.8% (Cost $2,915,748)	$2,986,622

Written Options (h) (0.8%) (Premiums $14,992)	(19,158)

Other Assets and Liabilities (Net) (22.0%)	(534,948)

Net Assets 100.0%	$2,432,516

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $12,384 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	As of September 30, 2006 portfolio securities with an aggregate value of $46,356 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $12,435 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	794	$189
90-Day Eurodollar December Futures	Long	12/2007	263	89
90-Day Eurodollar December Futures	Long	12/2008	312	304
90-Day Eurodollar June Futures	Long	06/2007	2,769	1,627
90-Day Eurodollar June Futures	Long	06/2008	263	56
90-Day Eurodollar June Futures	Long	06/2009	312	308
90-Day Eurodollar March Futures	Long	03/2008	263	76
90-Day Eurodollar March Futures	Long	03/2009	312	304
90-Day Eurodollar September Futures	Long	09/2007	1,001	1,057
90-Day Eurodollar September Futures	Long	09/2008	575	354
Canadian Bank Bills December Futures	Long	12/2006	992	576
Canadian Bank Bills June Futures	Short	06/2007	992	(1,041)
Euro-Bond 10-Year Note Futures	Long	12/2006	1,502	1,489
Japan Government 10-Year Bond December Futures	Long	12/2006	324	1,588
U.S. Treasury 5-Year Note December Futures	Long	12/2006	23	16
U.S. Treasury 10-Year Note December Futures	Short	12/2006	1,954	(1,899)
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	498	870

				$5,963

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	840,000	$11
Bank of America	May Department Stores Co. 4.800 due 07/15/2009	Buy	(0.190%	)	09/20/2009		$900	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		1,000	(1)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		3,800	(6)
Bear Stearns & Co., Inc.	Nisource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		1,150	(11)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		1,150	1
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		2,100	3
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011		900	(1)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014		1,400	(2)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014		1,500	23
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014		1,400	(1)
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010		500	10
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		50,900	58
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		500	12
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011		19,900	88

See Accompanying Notes	Semiannual Report	September 30, 2006	43

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged) (cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011		$1,000	$(2)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016		11,100	(83)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007		700	17
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011		21,800	32
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011		7,800	10
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		8,100	45
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016		4,600	(43)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%	)	08/20/2016		4,300	(9)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.050%	)	08/20/2016		12,100	(15)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007		9,500	21
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010		2,976	21
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011		15,600	65
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.130%	)	08/20/2016		8,700	(62)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007		1,400	32
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010		15,872	114
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010		4,600	(157)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011		1,000	(2)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011		21,700	130
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012		1,200	(1)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012		1,000	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016		12,100	(131)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011		1,000	0
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011		1,500	1
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		1,000	23

								$192

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%		06/15/2010	AUD	70,250	$(827)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%		06/15/2015		39,700	383
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%		12/15/2011		9,800	9
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%		12/15/2016		5,600	(40)
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%		12/15/2011		9,000	25
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%		12/15/2016		5,200	(48)
UBS AG	6-month Australian Bank Bill	Pay	6.000%		06/15/2010		71,300	(871)
UBS AG	6-month Australian Bank Bill	Receive	6.000%		06/15/2015		40,900	486
Deutsche Bank AG	3-month Canadian Bank Bill	Pay	5.500%		06/15/2035	CAD	1,900	107
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	5.000%		06/15/2015		7,300	304
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%		06/17/2010	EUR	2,300	(86)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%		10/15/2010		19,000	166
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%		12/15/2014		43,800	(1,072)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%		10/15/2010		16,000	161
Citibank N.A.	6-month EUR-LIBOR	Receive	5.000%		06/17/2012		46,100	1,521
Credit Suisse First Boston	6-month EUR-LIBOR	Receive	4.000%		12/15/2014		2,800	(26)
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%		06/18/2034		1,600	55
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%		12/15/2014		98,630	(2,889)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%		06/21/2036		2,800	(198)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%		06/17/2015		16,700	378
HSBC Bank USA	6-month EUR-LIBOR	Receive	4.000%		12/15/2014		13,620	(399)
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%		06/17/2010		4,770	(140)
JPMorgan Chase & Co.	6-month EUR-LIBOR	Receive	5.000%		06/17/2012		29,500	974
Lehman Brothers, Inc.	6-month EUR-LIBOR	Pay	6.000%		06/18/2034		3,000	193
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	4.000%		06/17/2010		700	(26)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%		12/15/2014		200	(2)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%		06/18/2034		4,200	146
Morgan Stanley	6-month EUR-LIBOR	Pay	4.000%		06/17/2010		3,100	(93)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.000%		12/15/2011		5,300	(81)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.500%		06/17/2015		89,600	6,600
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%		06/18/2034		24,600	1,736
UBS AG	6-month EUR-LIBOR	Pay	4.000%		06/17/2010		77,600	169
UBS AG	6-month EUR-LIBOR	Pay	4.000%		06/17/2010		7,600	(258)
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%		10/15/2010		20,500	199
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%		09/15/2010	GBP	79,650	(1,611)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.500%		09/15/2017		27,900	(135)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%		06/18/2034		10,100	418

44	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		$7,000	$185
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		212,700	1,243
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		3,000	24
Deutsche Bank AG	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		1,700	30
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		15,000	657
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		5,500	173
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		26,000	178
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		200	0
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		21,900	(981)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	100
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		11,300	(239)
Morgan Stanley	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		62,500	274
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	1,780,000	(350)
Deutsche Bank AG	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		4,120,000	(813)
Goldman Sachs & Co.	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		34,500,000	710
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	(10)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	(581)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		16,980,000	(3,845)
JPMorgan Chase & Co.	6-month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	(23)
Lehman Brothers, Inc.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(871)
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		3,270,000	(665)
Morgan Stanley	6-month JPY-LIBOR	Receive	0.390%	06/18/2007		525,000	28
Morgan Stanley	6-month JPY-LIBOR	Pay	1.000%	09/18/2008		10,500,000	134
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		7,400,000	(1,579)
Morgan Stanley	6-month JPY-LIBOR	Receive	1.980%	09/27/2016		4,800,000	(597)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		$11,400	319
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		6,500	(134)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		25,300	562
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		21,600	(914)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		77,700	(1,618)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		26,200	(777)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2008		34,000	(318)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		200	(6)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		10,000	594
Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2007		73,800	(160)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		28,400	458
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2011		13,300	(11)
UBS AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	(1,045)

							$(4,640)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - OTC Japan Government 10-Year Bond December Futures	JPY 124.000	11/30/2006	400	$34	$0
Put - CME 90-Day Eurodollar December Futures	$ 92.500	12/18/2006	5,186	50	33
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	1,483	14	9

				$98	$42

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.260%	12/15/2006	GBP 19,500	$43	$40
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	43,300	224	215
C0l - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	05/11/2007	21,000	115	91
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	11/17/2006	101,000	319	77
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	88,000	408	437
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	05/17/2007	64,000	350	285
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/06/2007	16,200	87	77
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	28,900	139	144
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	03/08/2007	$198,000	772	711
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	39,600	202	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	2,000	4	3
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006	55,800	243	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.200%	05/09/2007	511,700	2,060	3,534
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2007	211,100	1,368	1,530
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.750%	04/27/2009	9,700	502	953
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.250%	04/27/2009	9,700	676	256
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	22,900	117	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.800%	12/22/2006	76,600	425	57
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	03/08/2007	62,000	290	222

See Accompanying Notes	Semiannual Report	September 30, 2006	45

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged) (cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.080%	04/19/2007	$106,700	$359	$555
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.150%	05/08/2007	833,700	3,150	5,250
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.190%	05/09/2007	193,700	385	607
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.750%	07/02/2007	108,000	447	447
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.130%	10/25/2006	7,100	11	11
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.000%	03/08/2007	435,000	1,653	1,561

							$14,349	$17,063

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	02/13/2007	$58,100	$0	$(314)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	11/15/2006	40,000	0	(254)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	03/20/2007	35,100	0	(96)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	01/17/2007	44,000	0	(255)

					$0	$ (919)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	787	$342	$1,033
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	693	247	11
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	1,054	554	16
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	533	256	8

				$1,399	$1,068

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	13,000	$221	$245
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		25,100	459	475
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/06/2007		4,600	93	84
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		8,500	136	160
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		$85,000	808	691
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		17,000	200	0
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.375%	12/15/2006		2,900	38	0
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		24,000	239	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.315%	05/09/2007		222,500	2,080	3,798
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/2007		91,800	1,326	1,555
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007		30,000	335	625
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		9,000	107	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		32,800	431	73
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007		9,900	129	206
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		25,000	278	203
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		46,400	367	644
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007		362,200	3,213	5,810
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		43,400	402	741
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		47,300	494	494
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		3,100	12	21
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		187,000	1,692	1,519

								$13,060	$17,344

Credit Default Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	0.450%	06/20/2008	$19,500	$104	$99

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	120.000	05/21/2007	$110,000	$429	$647

46	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(i)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$905	$905	0.04%
Morgan Stanley Warehouse Facilities	5.640%	10/30/2006	06/28/2004	15,100	15,100	0.62%

				$16,005	$16,005	0.66%

(j)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	10/01/2036	$6,000	$5,878	$5,912
U.S. Treasury Notes	3.000%	02/15/2009	16,300	15,682	15,787
U.S. Treasury Notes	4.000%	04/15/2010	25,000	24,420	24,999
U.S. Treasury Notes	4.000%	02/15/2015	7,600	7,199	7,331
U.S. Treasury Notes	4.125%	05/15/2015	5,000	4,764	4,911
U.S. Treasury Notes	4.250%	11/15/2013	13,800	13,402	13,733
U.S. Treasury Notes	4.250%	11/15/2014	25,100	24,219	24,942
U.S. Treasury Notes	4.500%	02/15/2016	25,700	25,178	25,651
U.S. Treasury Notes	4.875%	05/31/2011	4,500	4,527	4,633
U.S. Treasury Notes	5.125%	05/15/2016	118,400	121,510	125,428
U.S. Treasury Notes	5.500%	05/15/2009	13,500	13,765	14,099

				$260,544	$267,426

(3) Market value includes $4,526 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	61,089	10/2006	$0	$(951)	$(951)
Sell	CAD	15,107	10/2006	79	0	79
Buy	CLP	296,000	11/2006	7	0	7
Buy		203,300	12/2006	2	0	2
Buy	CNY	33,886	03/2007	0	(35)	(35)
Buy		135,733	05/2007	0	(154)	(154)
Buy		113,995	08/2007	65	0	65
Buy		101,995	09/2007	55	0	55
Sell	DKK	9,802	12/2006	21	0	21
Buy	EUR	1,207	10/2006	0	(2)	(2)
Sell		667,314	10/2006	1,933	(11)	1,922
Buy	GBP	205	10/2006	0	(6)	(6)
Sell		79,201	10/2006	1,508	0	1,508
Sell	HKD	1,587	12/2006	1	0	1
Buy	INR	21,887	02/2007	8	0	8
Buy	JPY	1,009,175	10/2006	0	(45)	(45)
Sell		54,103,598	11/2006	3,617	0	3,617
Buy	KRW	642,500	12/2006	5	0	5
Buy		5,133,125	02/2007	85	0	85
Buy		1,033,648	03/2007	12	0	12
Buy	MXN	7,900	12/2006	0	(3)	(3)
Buy		3,069	01/2007	1	0	1
Sell	NZD	75,441	10/2006	481	(221)	260
Buy	PLN	1,767	11/2006	0	(4)	(4)
Sell		1,283	11/2006	6	0	6
Buy	RUB	15,372	12/2006	0	0	0
Buy		16,234	01/2007	0	0	0
Buy	SGD	9,419	11/2006	0	(1)	(1)
Sell		756	11/2006	3	0	3
Sell	TWD	69,047	10/2006	17	0	17
Buy		235,908	02/2007	0	(167)	(167)

				$7,906	$(1,600)	$6,306

See Accompanying Notes	Semiannual Report	September 30, 2006	47

Schedule of Investments Global Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%
Mizuho Finance Aruba Ltd.
1.668% due 04/27/2049	JPY	100,000	$862

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		100,000	877

Total Aruba (Cost $1,759)			1,739

AUSTRALIA 0.0%
Medallion Trust
5.730% due 07/12/2031		$439	440

Total Australia (Cost $440)			440

AUSTRIA 0.5%
Austria Government Bond
5.000% due 01/15/2008	EUR	3,000	3,870
5.500% due 01/15/2010		600	805

Total Austria (Cost $3,471)			4,675

CANADA 0.1%
Province of Ontario
6.200% due 06/02/2031	CAD	200	222

Province of Quebec Canada
5.750% due 12/01/2036		900	943

Total Canada (Cost $1,158)			1,165

CAYMAN ISLANDS 1.7%
Asahi Finance Cayman Ltd.
1.654% due 02/28/2049	JPY	100,000	847

ASIF II
4.453% due 06/15/2007	CAD	4,400	3,935

Mizuho Finance Cayman Ltd.
1.085% due 09/28/2049	JPY	100,000	847
1.581% due 12/31/2049		300,000	2,608

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$2,900	2,929

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	1,371

Pylon Ltd.
6.863% due 12/18/2008		1,500	1,904

SHL Corp. Ltd.
1.042% due 12/25/2024	JPY	24,849	214

Vita Capital Ltd.
6.830% due 01/01/2007		$1,500	1,505

Total Cayman Islands (Cost $15,960)			16,160

DENMARK 0.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	156	28

Nykredit Realkredit A/S
6.000% due 10/01/2029		1,008	179

Total Denmark (Cost $127)			207

FRANCE 3.4%
Axa S.A.
3.750% due 01/01/2017	EUR	397	717

France Government Bond
4.000% due 04/25/2009		560	717
4.000% due 10/25/2009		80	103
4.000% due 04/25/2014		600	777
4.000% due 10/25/2014		3,100	4,016
4.000% due 04/25/2055		400	519

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.750% due 04/25/2035	EUR	700	$1,010
5.750% due 10/25/2032		4,100	6,718

French Treasury Notes
3.500% due 01/12/2009		13,800	17,466

Total France (Cost $31,621)			32,043

GERMANY 28.1%
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EUR	1,350	1,723

Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		520	665

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		530	683

Republic of Germany
4.000% due 07/04/2009		2,200	2,819
4.250% due 01/04/2014		26,500	34,836
4.250% due 07/04/2014		45,400	59,782
4.500% due 01/04/2013		3,040	4,037
4.750% due 07/04/2028		1,300	1,848
4.750% due 07/04/2034		4,100	5,926
5.000% due 01/04/2012		3,200	4,319
5.000% due 07/04/2012		5,900	7,999
5.250% due 07/04/2010		15,100	20,235
5.250% due 01/04/2011		15,200	20,495
5.375% due 01/04/2010		1,900	2,538
5.500% due 01/04/2031		6,200	9,773
5.625% due 01/04/2028		35,800	56,434
6.250% due 01/04/2024		5,200	8,543
6.250% due 01/04/2030		5,200	8,899
6.500% due 07/04/2027		5,980	10,340

Total Germany (Cost $255,897)			261,894

IRELAND 0.4%
Celtic Residential Irish Mortgage Securitization
3.334% due 06/13/2035	EUR	2,607	3,316

Total Ireland (Cost $3,137)			3,316

ITALY 1.7%
Italy Buoni Poliennali Del Tesoro
4.250% due 11/01/2009	EUR	2,470	3,187
4.500% due 05/01/2009		4,150	5,373
5.500% due 11/01/2010		1,400	1,897

Siena Mortgages SpA
3.563% due 12/16/2038		3,848	4,896

Total Italy (Cost $15,135)			15,353

JAPAN 25.6%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,171

Japan Government Bond
0.700% due 09/20/2008	JPY	630,000	5,343
1.500% due 03/20/2011		6,530,000	56,382
1.500% due 03/20/2014		2,330,000	19,820
1.500% due 03/20/2015		1,800,000	15,183
1.600% due 09/20/2013		1,030,000	8,860
1.600% due 06/20/2014		4,900,000	41,905
1.600% due 09/20/2014		3,110,000	26,530
2.300% due 05/20/2030		400,000	3,358
2.300% due 06/20/2035		2,440,000	20,105
2.400% due 03/20/2034		590,000	4,959
2.500% due 09/20/2035		1,620,000	13,895

Japanese Government CPI Linked Bond
1.000% due 06/10/2016 (b)		1,315,240	11,046

Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	3,722

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sumitomo Mitsui Banking Corp.
1.245% due 12/01/2049	JPY	200,000	$1,706
1.267% due 11/30/2049		100,000	847
5.625% due 07/29/2049		$900	877

Xerox Credit Corp.
2.000% due 06/06/2007	JPY	200,000	1,700

Total Japan (Cost $254,050)			238,409

JERSEY, CHANNEL ISLANDS 0.4%
Haus Ltd.
3.404% due 12/10/2037	EUR	1,853	2,361

SRM Investment Ltd.
3.475% due 08/26/2034		759	964

Total Jersey, Channel Islands (Cost $2,678)			3,325

NETHERLAND ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/22/2049	JPY	100,000	846

Total Netherland Antilles (Cost $851)			846

NETHERLANDS 2.4%
Delphinus BV
3.404% due 04/25/2093	EUR	2,000	2,521
3.545% due 11/28/2031		5,000	6,361

Dutch Mortgage Portfolio Loans BV
3.484% due 11/20/2035		2,564	3,265

Dutch Mortgage-Backed Securities BV
3.343% due 10/02/2079		989	1,253
3.344% due 07/02/2077		657	834
3.401% due 11/02/2035		337	428

Holland Euro-Denominated Mortgage-Backed Series
3.362% due 04/18/2012		518	659

Netherlands Government Bond
3.750% due 07/15/2014		2,700	3,443
5.000% due 07/15/2011		2,100	2,822

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009		$800	800

Total Netherlands (Cost $20,665)			22,386

NEW ZEALAND 0.1%
New Zealand Government Bond
4.500% due 02/15/2016	NZD	907	814

Total New Zealand (Cost $422)			814

RUSSIA 0.2%
VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007		$1,500	1,507

Total Russia (Cost $1,500)			1,507

SPAIN 1.9%
Banesto Banco de Emisiones
3.106% due 10/04/2006	EUR	1,800	2,283

Spain Government Bond
4.000% due 01/31/2010		980	1,258
4.200% due 07/30/2013		2,900	3,792
4.200% due 01/31/2037		1,300	1,719
5.150% due 07/30/2009		6,140	8,106
5.750% due 07/30/2032		30	49

Total Spain (Cost $14,652)			17,207

48	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
TUNISIA 0.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	2,600	$3,127

Total Tunisia (Cost $3,142)			3,127

UNITED KINGDOM 2.7%
Bauhaus Securities Ltd.
3.466% due 10/30/2052	EUR	6,663	8,470

Dolerite Funding PLC
5.672% due 08/20/2032		$264	264

HBOS PLC
5.920% due 09/29/2049		3,900	3,779

Holmes Financing PLC
3.330% due 10/15/2009	EUR	1,800	2,285
3.350% due 07/15/2010		3,200	4,064

Lloyds TSB Bank PLC
5.625% due 07/15/2049		2,410	3,180

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007		$2,600	2,603

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	378

XL Capital Europe PLC
6.500% due 01/15/2012		300	313

Total United Kingdom (Cost $23,476)			25,336

UNITED STATES 48.4%

ASSET-BACKED SECURITIES 1.3%
AFC Home Equity Loan Trust
6.040% due 12/22/2027		$46	46

Amortizing Residential Collateral Trust
5.680% due 10/25/2031		50	50

Amresco Residential Securities Mortgage Loan Trust
6.270% due 06/25/2029		118	121

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 10/25/2032		50	50
5.730% due 10/27/2032		109	110
5.780% due 03/25/2043		76	76

Citibank Credit Card Master Trust I
5.750% due 07/16/2009	DEM	1,000	658

Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035		$67	67

Countrywide Asset-Backed Certificates
5.420% due 07/25/2035		5	5

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032		40	40

FBR Securitization Trust
5.450% due 10/25/2035		310	310
5.450% due 11/25/2035		500	500

First NLC Trust
5.450% due 02/25/2036		813	814

Fremont Home Loan Trust
5.420% due 01/25/2036		566	566

GE-WMC Mortgage Securities LLC
5.430% due 12/25/2035		561	562

GSAMP Trust
5.520% due 10/25/2033		21	21

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036		412	413

Morgan Stanley Capital I
5.660% due 07/25/2032		3	3

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Novastar Home Equity Loan
5.605% due 04/25/2028		$187	$187
5.760% due 08/25/2028		113	113

Quest Trust
5.890% due 06/25/2034		516	517

Residential Asset Mortgage Products, Inc.
5.890% due 06/25/2032		37	37

Residential Asset Securities Corp.
5.430% due 11/25/2035		548	549
5.580% due 07/25/2032		249	250

Saxon Asset Securities Trust
5.600% due 01/25/2032		117	117

Soundview Home Equity Loan Trust
5.430% due 12/25/2035		385	386

Wells Fargo Home Equity Trust
5.560% due 10/25/2035		5,955	5,963

			12,531

BANK LOAN OBLIGATIONS 0.2%
Georgia-Pacific Corp.
7.367% due 12/20/2012		366	368
7.390% due 12/20/2012		1,524	1,528
7.485% due 12/20/2012		95	96

			1,992

CORPORATE BONDS & NOTES 6.3%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		500	506

Atlantic & Western Re Ltd.
11.508% due 01/09/2007		2,700	2,676

AutoZone, Inc.
5.875% due 10/15/2012		800	800

Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)		700	704

Boston Scientific Corp.
5.450% due 06/15/2014		400	383
6.000% due 06/15/2011		1,800	1,813
6.400% due 06/15/2016		1,700	1,717

Charter One Bank N.A.
5.540% due 04/24/2009		4,500	4,505

CMS Energy Corp.
8.900% due 07/15/2008		900	947
9.875% due 10/15/2007		300	313

CNA Financial Corp.
6.000% due 08/15/2011		800	812

CVS Corp.
5.750% due 08/15/2011		300	304

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		300	292
5.640% due 03/07/2007		6,700	6,702
5.750% due 09/08/2011		400	399

EchoStar DBS Corp.
8.758% due 10/01/2008		200	202

El Paso Corp.
7.625% due 08/16/2007		200	204

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	1,000	1,282
5.430% due 12/12/2008		$1,700	1,702

General Motors Acceptance Corp.
7.430% due 12/01/2021		72	73

Harrah's Operating Co., Inc.
6.099% due 02/08/2008		2,000	2,003

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HCA, Inc.
7.000% due 07/01/2007	$1,500	$1,515

Health Care Property Investors, Inc.
5.950% due 09/15/2011	300	301

HJ Heinz Finance Co.
6.000% due 03/15/2012	900	917

HSBC Finance Corp.
5.500% due 01/19/2016	5,400	5,411

JPMorgan & Co., Inc.
8.019% due 02/15/2012	760	790

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	1,300	1,316

Loews Corp.
5.250% due 03/15/2016	300	291

Masco Corp.
5.875% due 07/15/2012	300	299

May Department Stores Co.
4.800% due 07/15/2009	300	295

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	400	400

Mirage Resorts, Inc.
6.750% due 08/01/2007	900	909

Mizuho JGB Investment LLC
9.870% due 12/29/2049	400	429

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	500	527

Morgan Stanley
5.623% due 01/18/2008	2,100	2,104

Nisource Finance Corp.
5.400% due 07/15/2014	300	291

SB Treasury Co. LLC
9.400% due 12/29/2049	2,900	3,085

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	2,800	3,003

Toyota Motor Credit Corp.
5.372% due 10/12/2007	7,300	7,305

Viacom, Inc.
5.750% due 04/30/2011	1,200	1,199

		58,726

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,682	1,650

Banc of America Mortgage Securities
5.000% due 05/25/2034	3,866	3,817

Bear Stearns Alt-A Trust
5.840% due 11/25/2036	6,800	6,765

Citicorp Real Estate, Inc.
7.430% due 01/01/2024	49	50

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	8,614	8,515

Countrywide Home Loan Mortgage Pass-Through Trust
5.650% due 03/25/2035	5,277	5,296
5.660% due 02/25/2035	1,113	1,117

CS First Boston Mortgage Securities Corp.
5.550% due 11/15/2019	676	677
5.702% due 05/25/2032	39	39
6.500% due 04/25/2033	193	194

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	2,501	2,490

See Accompanying Notes	Semiannual Report	September 30, 2006	49

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035	$2,300	$2,428

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	259	258

Mellon Residential Funding Corp.
5.770% due 12/15/2030	1,252	1,257

Residential Funding Mortgage Security I
6.500% due 03/25/2032	144	145

Sequoia Mortgage Trust
5.680% due 10/19/2026	782	783
5.680% due 07/20/2033	1,806	1,821

Structured Asset Mortgage Investments, Inc.
5.620% due 07/19/2034	698	699

Washington Mutual, Inc.
5.106% due 10/25/2032	147	146
5.560% due 04/25/2045	3,148	3,158
5.590% due 11/25/2045	1,246	1,251
5.600% due 12/25/2027	3,211	3,212
5.640% due 01/25/2045	1,455	1,464

		47,232

MUNICIPAL BONDS & NOTES 0.9%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	270	287

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	900	991
6.750% due 06/01/2039	300	339

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	400	405

Illinois State Educational Facilities Authority
Revenue Bonds, Series 2003
5.000% due 07/01/2033	285	296

Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	900	945

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	105

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,000	1,067

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
5.000% due 06/15/2035	1,200	1,246

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	370	396

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2017	200	215

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	1,400	1,439

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	790	787

		8,518

	SHARES
PREFERRED STOCKS 0.2%
DG Funding Trust
7.749% due 12/31/2049	130	1,367

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 21.0%
Fannie Mae
0.000% due 06/01/2017	$30,300	$17,761
4.190% due 11/01/2034	8,825	8,720
4.960% due 12/01/2034	1,342	1,330
5.000% due 07/01/2018- 10/01/2036	17,938	17,158
5.500% due 10/01/2017- 11/01/2033	28,187	27,859
6.000% due 10/01/2036	41,000	41,192
6.189% due 11/01/2023	15	16
6.470% due 09/25/2012	1,000	1,077
6.500% due 10/01/2036	25,000	25,461
6.565% due 03/01/2024	25	25
9.000% due 04/01/2016	23	23
15.750% due 12/01/2011	1	1

Federal Farm Credit Bank
7.530% due 04/15/2009	475	504

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,895
5.750% due 08/15/2011	500	517

Federal Housing Administration
7.400% due 02/01/2021	330	334

Freddie Mac
4.500% due 02/15/2020	11,464	11,146
5.000% due 12/15/2031	3,600	3,431
5.632% due 10/25/2044	9,097	9,195
5.680% due 12/15/2030	792	794
6.541% due 02/01/2029	500	507
6.678% due 05/01/2023	97	98

Government National Mortgage Association
4.750% due 07/20/2022- 09/20/2026	236	238
5.125% due 12/20/2023- 12/20/2026	111	112
5.250% due 01/20/2030	154	155
5.375% due 05/20/2022- 05/20/2030	626	632
5.930% due 02/16/2030	347	352
6.000% due 08/20/2034	3,965	3,996
8.500% due 12/15/2029- 02/15/2031	317	340

Small Business Administration
6.640% due 02/01/2011	499	519
7.640% due 03/01/2010	78	82

Tennessee Valley Authority
4.875% due 12/15/2016	6,700	6,714
5.880% due 04/01/2036	3,900	4,336
7.140% due 05/23/2012	1,000	1,104

		195,624

U.S. TREASURY OBLIGATIONS 13.4%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	4,189	3,971
1.875% due 07/15/2015	209	203
2.000% due 01/15/2014	6,828	6,699
2.000% due 07/15/2014	6,477	6,350
2.000% due 01/15/2026	513	492
3.000% due 07/15/2012	9,280	9,631
3.500% due 01/15/2011	2,923	3,062
3.625% due 04/15/2028	252	312

U.S. Treasury Bonds
6.125% due 11/15/2027	500	585
6.625% due 02/15/2027	1,000	1,230
8.000% due 11/15/2021	8,300	11,106
8.125% due 05/15/2021	9,300	12,501
8.875% due 02/15/2019	29,300	40,461

U.S. Treasury Notes
3.500% due 02/15/2010	21,000	20,286

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. Treasury Strips
0.000% due 02/15/2019	$11,200	$6,214
0.000% due 08/15/2024	3,500	1,471

		124,574

Total United States (Cost $451,040)		450,564

SHORT-TERM INSTRUMENTS 9.5%

CERTIFICATES OF DEPOSIT 0.5%
Countrywide Funding Corp.
5.360% due 08/16/2007	$4,700	4,700

COMMERCIAL PAPER 5.2%
Bank of America Corp.
5.260% due 12/18/2006	6,400	6,326

Barclays U.S. Funding Corp.
5.280% due 11/22/2006	2,400	2,382

Danske Corp.
5.270% due 12/27/2006	25,400	25,071

Societe Generale N.A.
5.245% due 01/08/2007	8,300	8,178

Time Warner, Inc.
5.390% due 01/25/2007	3,300	3,244

UBS Finance Delaware LLC
5.355% due 10/24/2006	3,200	3,189

		48,390

REPURCHASE AGREEMENTS 1.2%
Lehman Brothers, Inc.
5.050% due 10/02/2006	11,000	11,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $11,227. Repurchase proceeds are $11,005.)

TRI-PARTY REPURCHASE AGREEMENTS 0.9%
State Street Bank and Trust Co.
4.900% due 10/02/2006	7,968	7,968

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $8,129. Repurchase proceeds are $7,971.)

U.S. TREASURY BILLS 1.7%
4.808% due 11/30/2006- 12/14/2006 (a)(c)(e)	16,510	16,337

Total Short-Term Instruments (Cost $88,427)		88,395

PURCHASED OPTIONS (g) 0.8%
(Cost $5,945)		7,404

Total Investments (d) 128.5% (Cost $1,195,553)		$1,196,312

Written Options (h) (1.0%) (Premiums $6,657)		(9,006)

Other Assets and Liabilities (Net) (27.5%)		(256,025)

Net Assets 100.0%		$931,281

50	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Notes to Schedule of Investments (amount in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $9,648 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $20,005 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $4,215 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	337	$80
90-Day Eurodollar December Futures	Long	12/2007	143	48
90-Day Eurodollar December Futures	Long	12/2008	133	130
90-Day Eurodollar June Futures	Long	06/2007	1,197	703
90-Day Eurodollar June Futures	Long	06/2008	143	30
90-Day Eurodollar June Futures	Long	06/2009	133	131
90-Day Eurodollar March Futures	Long	03/2008	143	41
90-Day Eurodollar March Futures	Long	03/2009	133	130
90-Day Eurodollar September Futures	Long	09/2008	276	157
Canadian Bank Bills December Futures	Long	12/2006	374	217
Canadian Bank Bills June Futures	Short	06/2007	374	(393)
Euro-Bund 10-Year Note Futures	Long	12/2006	358	368
Japan Government 10-Year Note December Futures	Long	12/2006	39	186
U.S. Treasury 5-Year Note December Futures	Short	12/2006	346	(195)
U.S. Treasury 10-Year Note December Futures	Short	12/2006	560	(468)
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	692	1,402

				$2,567

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	259,000	$3
Bank of America	May Department Stores Co. 4.800 due 07/15/2009	Buy	(0.190%	)	09/20/2009		$300	1
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		400	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		300	0
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		800	(1)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		1,000	2
Bear Stearns & Co., Inc.	Nisource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		300	(3)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		300	0
Citibank N.A.	Autozone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		800	1
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014		500	(1)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014		400	6
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014		400	0
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010		500	10
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		15,100	19
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011		300	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011		8,100	60
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011		6,600	71
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		3,100	37
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016		1,700	(33)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.140%	)	08/20/2016		3,700	(65)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.060%	)	08/20/2016		4,500	(51)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007		2,400	6
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010		1,984	14
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011		9,000	37
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.130%	)	08/20/2016		5,000	(84)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010		10,912	79
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010		2,700	(96)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011		300	(1)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011		6,500	57
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012		300	0
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016		3,600	(75)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011		300	0
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011		400	0

								$(7)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2006	51

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	38,900	$(460)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		22,300	215
UBS AG	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		52,400	(263)
UBS AG	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		29,900	349
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	1,400	(49)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		17,000	150
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		9,000	92
Citibank N.A.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		27,100	894
Credit Suisse First Boston	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		1,100	(10)
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		600	21
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		32,200	(869)
Goldman Sachs & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		400	1
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		20	(1)
Lehman Brothers, Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		14,700	(36)
Lehman Brothers, Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		5,200	124
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(6)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		33,300	2,485
UBS AG	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		3,400	(116)
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		14,200	143
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	5,900	1
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2015		1,500	16
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.500%	09/15/2017		41,600	(202)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		1,800	36
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		9,100	54
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		79,400	481
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		18,200	111
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		8,000	14
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		500	11
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	1,100,000	(216)
Deutsche Bank AG	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		6,300,000	141
Goldman Sachs & Co.	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		4,000,000	75
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.035%	05/18/2010		360,000	(129)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	06/20/2010		2,000,000	(125)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	1.300%	09/21/2011		1,040,000	(5)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		6,370,000	(1,442)
Lehman Brothers, Inc.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		755,000	(191)
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		1,780,000	(362)
Morgan Stanley	6-month JPY-LIBOR	Pay	1.000%	09/18/2008		4,200,000	53
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		4,670,000	(997)
Morgan Stanley	6-month JPY-LIBOR	Receive	1.980%	09/27/2016		1,900,000	(237)
UBS AG	6-month JPY-LIBOR	Receive	0.800%	03/20/2012		770,000	(45)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$24,500	(729)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		1,500	(31)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		12,500	(371)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031		13,400	(1,632)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		8,400	187
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		43,600	698
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		65,900	(1,373)
Morgan Stanley	3-month USD-LIBOR	Receive	6.000%	12/17/2031		5,500	(882)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2036		500	(30)
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		47,100	709
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2011		10,500	(9)

							$(3,757)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$ 92.500	12/18/2006	2,718	$26	$17
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	976	9	6
Put - OTC Japan Government 10-Year Bond November Futures	JPY 124.000	11/30/2006	90	8	0

				$43	$23

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.260%	12/15/2006	GBP	7,100	$16	$15
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		14,100	73	70
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	05/11/2007		13,000	71	57

52	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	11/17/2006	GBP 32,000	$101	$25
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	29,000	134	144
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	05/17/2007	16,600	91	74
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/06/2007	6,300	34	30
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	13,900	67	69
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	03/08/2007	$51,000	199	183
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	27,800	142	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006	30,200	131	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.200%	05/09/2007	270,800	1,090	1,870
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2007	78,500	509	569
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	16,300	83	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007	14,000	65	50
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007	62,100	209	323
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.150%	05/08/2007	468,200	1,768	2,948
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/23/2007	71,100	311	507
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007	79,700	330	330
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	11,800	18	19
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.000%	03/08/2007	121,000	460	434

							$5,902	$7,717

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	02/13/2007	$22,900	$0	$(124)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	11/15/2006	11,100	0	(70)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	03/19/2007	4,200	0	(13)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	03/20/2007	15,300	0	(42)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	01/17/2007	15,000	0	(87)

					$0	$(336)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	192	$83	$252
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	230	82	4
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	224	90	3

				$255	$259

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	4,200	$71	$79
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		8,300	151	157
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/06/2007		1,800	36	33
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		4,100	66	77
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.900%	01/02/2007		$20,200	206	6
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		22,000	209	179
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		12,000	141	0
Put - OTC 10-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.900%	01/02/2007		8,600	88	3
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		13,000	130	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.315%	05/09/2007		117,800	1,101	2,011
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007		7,800	87	163
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/2007		34,100	493	578
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		7,000	84	0
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007		6,100	79	127
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		6,000	67	49
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		27,000	213	375
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007		203,600	1,806	3,266
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007		32,300	323	548
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		34,300	358	358
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		5,100	20	34
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		52,000	471	422

								$6,200	$8,465

See Accompanying Notes	Semiannual Report	September 30, 2006	53

Schedule of Investments Global Bond Fund (Unhedged) (Cont.)

Credit Default Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	0.450%	06/20/2008	$8,000	$42	$41

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 120.000	05/21/2007	$41,000	$160	$241

(i)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$704	$704	0.08%

(j)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	10/01/2036	$9,900	$9,705	$9,755
U.S. Treasury Notes	4.250%	11/15/2013	25,200	24,472	25,077
U.S. Treasury Notes	4.500%	11/15/2015	29,000	28,468	29,278
U.S. Treasury Notes	4.500%	02/15/2016	2,500	2,449	2,495
U.S. Treasury Notes	4.875%	05/31/2011	1,800	1,811	1,853
U.S. Treasury Notes	5.125%	05/15/2016	32,100	32,944	34,006

				$99,849	$102,464

(3) Market value includes $1,718 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	27,556	10/2006	$0	$(403)	$(403)
Buy	CAD	12,069	10/2006	0	(63)	(63)
Sell		576	10/2006	3	0	3
Buy	CLP	66,358	10/2006	1	0	1
Sell		66,358	10/2006	0	(1)	(1)
Sell		83,585	12/2006	0	(1)	(1)
Buy		66,358	02/2007	1	0	1
Buy	CNY	11,218	03/2007	0	(12)	(12)
Buy		52,322	05/2007	0	(59)	(59)
Buy		45,620	08/2007	26	0	26
Buy		36,587	09/2007	22	0	22
Buy	DKK	41,924	12/2006	0	(90)	(90)
Buy	EUR	119,644	10/2006	0	(348)	(348)
Sell		1,800	10/2006	3	0	3
Buy	GBP	31,047	10/2006	1	(656)	(655)
Sell	HKD	1,019	12/2006	0	0	0
Buy	INR	4,488	02/2007	2	0	2
Buy	JPY	6,042,622	10/2006	0	(354)	(354)
Buy	KRW	476,591	11/2006	10	0	10
Buy		362,800	12/2006	3	0	3
Buy		806,622	02/2007	13	0	13
Buy		532,625	03/2007	6	0	6
Buy	MXN	3,366	12/2006	0	(1)	(1)
Buy		1,720	01/2007	1	0	1
Sell	NZD	28,944	10/2006	168	(82)	86
Buy	PLN	371	10/2006	0	(2)	(2)
Sell		371	10/2006	0	0	0
Buy		618	11/2006	0	(1)	(1)
Sell		844	11/2006	4	0	4
Buy		371	12/2006	0	0	0
Buy	RUB	9,320	12/2006	0	0	0
Buy		9,554	01/2007	0	0	0
Buy	SEK	56,961	12/2006	0	(83)	(83)
Buy	SGD	100	10/2006	0	(1)	(1)
Buy		3,794	11/2006	0	0	0

54	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	SGD	958	11/2006	$4	$0	$4
Sell	TWD	12,781	10/2006	3	0	3
Buy		73,828	02/2007	0	(53)	(53)
Buy	ZAR	2,858	10/2006	0	(48)	(48)
Sell		2,858	10/2006	7	0	7
Buy		2,858	12/2006	0	(7)	(7)

				$278	$(2,265)	$(1,987)

See Accompanying Notes	Semiannual Report	September 30, 2006	55

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.1%
Medallion Trust
5.730% due 07/12/2031		$133	$133

Total Australia (Cost $133)			133

BELGIUM 0.2%
Belgium Government Bond
7.500% due 07/29/2008	EUR	250	338

Total Belgium (Cost $238)			338

CANADA 0.2%
Rogers Wireless, Inc.
7.625% due 12/15/2011	CAD	300	291

Total Canada (Cost $251)			291

CAYMAN ISLANDS 0.8%
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$800	808

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	374

SHL Corp. Ltd.
1.128% due 12/25/2024	JPY	1,052	9

Vita Capital Ltd.
6.830% due 01/01/2007		$400	401

Total Cayman Islands (Cost $1,566)			1,592

DENMARK 0.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	45	8

Nykredit Realkredit A/S
6.000% due 10/01/2029		269	48

Total Denmark (Cost $35)			56

FRANCE 9.0%
Axa S.A.
3.750% due 01/01/2017	EUR	50	90

France Government Bond
4.000% due 10/25/2009		2,260	2,900
4.000% due 04/25/2014		9,300	12,046
4.000% due 10/25/2014		700	907
4.750% due 04/25/2035		100	144
5.750% due 10/25/2032		1,300	2,130

Total France (Cost $17,772)			18,217

GERMANY 21.9%
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007	EUR	90	115

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	270

Republic of Germany
3.500% due 10/09/2009		1,000	1,265
4.000% due 07/04/2009		100	128
4.250% due 01/04/2014		3,800	4,995
4.250% due 07/04/2014		6,900	9,086
4.750% due 07/04/2034		700	1,012
5.000% due 01/04/2012		100	135
5.250% due 07/04/2010		1,300	1,742
5.250% due 01/04/2011		6,600	8,899
5.625% due 01/04/2028		4,740	7,472
6.250% due 01/04/2024		600	986
6.250% due 01/04/2030		400	685
6.500% due 07/04/2027		4,340	7,505

Total Germany (Cost $43,587)			44,295

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
IRELAND 0.1%
Emerald Mortgages PLC
3.385% due 01/15/2035	EUR	56	$72

Lusitano Mortgages PLC
3.601% due 12/15/2035		133	167

Total Ireland (Cost $211)			239

ITALY 2.0%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EUR	1,280	1,657
5.500% due 11/01/2010		400	542

Siena Mortgages SpA
3.563% due 12/16/2038		1,399	1,781

Total Italy (Cost $3,929)			3,980

JAPAN 18.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	247

Japan Government Bond
0.700% due 09/20/2008	JPY	310,000	2,629
1.400% due 09/20/2011		270,000	2,317
1.500% due 03/20/2011		910,000	7,857
1.500% due 03/20/2014		190,000	1,616
1.500% due 03/20/2015		100,000	843
1.600% due 06/20/2014		600,000	5,131
1.600% due 09/20/2014		490,000	4,180
2.300% due 05/20/2030		40,000	336
2.300% due 06/20/2035		440,000	3,626
2.400% due 03/20/2034		180,000	1,513
2.500% due 09/20/2035		440,000	3,774

Japanese Government CPI Linked Bond
5.265% due 06/10/2016 (b)		301,200	2,530

Resona Bank Ltd.
5.850% due 09/29/2049		$500	490

Sumitomo Mitsui Banking Corp.
1.267% due 12/31/2049	JPY	100,000	847
5.625% due 07/29/2049		$100	98

Total Japan (Cost $40,253)			38,034

JERSEY, CHANNEL ISLANDS 0.4%
Haus Ltd.
3.396% due 12/10/2037	EUR	662	843

Total Jersey, Channel Islands (Cost $640)			843

MEXICO 0.0%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$40	41

Total Mexico (Cost $39)			41

NETHERLANDS 1.8%
Delphinus BV
3.404% due 04/25/2093	EUR	500	630
3.545% due 11/28/2031		500	636
3.642% due 06/25/2066		243	309

Dutch Mortgage-Backed Securities BV
3.343% due 10/02/2079		989	1,253

Holland Euro-Denominated Mortgage-Backed Series
3.362% due 04/18/2012		129	165

Netherlands Government Bond
3.750% due 07/15/2014		200	255
5.000% due 07/15/2011		200	269

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009		$200	$200

Total Netherlands (Cost $3,637)			3,717

RUSSIA 0.1%
VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007		$200	201

Total Russia (Cost $200)			201

SPAIN 1.7%
Hipotebansa Mortgage Securitization Fund
3.258% due 07/18/2022	EUR	198	250

Spain Government Bond
4.200% due 07/30/2013		400	523
5.150% due 07/30/2009		1,990	2,627

Total Spain (Cost $2,574)			3,400

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	300	361

Total Tunisia (Cost $363)			361

UNITED KINGDOM 3.8%
Bauhaus Securities Ltd.
3.466% due 10/30/2052	EUR	322	410

Dolerite Funding PLC
5.672% due 08/20/2032		$46	46

HBOS PLC
5.920% due 09/29/2049		500	484

Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	779

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007		$600	601

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	94

United Kingdom Gilt
4.000% due 03/07/2009	GBP	60	110
5.000% due 03/07/2008		800	1,500
5.000% due 03/07/2012		900	1,712
8.000% due 09/27/2013		790	1,775

XL Capital Europe PLC
6.500% due 01/15/2012		$200	209

Total United Kingdom (Cost $7,349)			7,720

UNITED STATES 46.3%

ASSET-BACKED SECURITIES 1.3%
AFC Home Equity Loan Trust
6.040% due 12/22/2027		$22	22

Amortizing Residential Collateral Trust
5.680% due 10/25/2031		19	19

Amresco Residential Securities Mortgage Loan Trust
6.270% due 06/25/2029		19	20

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 10/25/2032		8	8
5.780% due 03/25/2043		29	29

Capital One Auto Finance Trust
5.117% due 05/15/2007		138	139

Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035		67	67

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032		13	13

56	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FBR Securitization Trust
5.450% due 11/25/2035		$167	$167

First Alliance Mortgage Loan Trust
5.560% due 12/20/2027		75	75

First NLC Trust
5.450% due 02/25/2036		116	116

Fremont Home Loan Trust
5.420% due 01/25/2036		113	113

GSAMP Trust
5.440% due 11/25/2035		44	45
5.620% due 03/25/2034		245	245

Morgan Stanley Capital I
5.660% due 07/25/2032		1	1

Quest Trust
5.890% due 06/25/2034		100	100

Renaissance Home Equity Loan Trust
5.830% due 12/25/2033		54	54

Residential Asset Mortgage Products, Inc.
5.890% due 06/25/2032		12	12

Residential Asset Securities Corp.
5.420% due 01/25/2036		152	152
5.580% due 07/25/2032		66	66

Structured Asset Securities Corp.
5.730% due 05/25/2034		92	93

Wells Fargo Home Equity Trust
5.560% due 10/25/2035		965	967

			2,523

CORPORATE BONDS & NOTES 4.8%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		100	101

Atlantic & Western Re Ltd.
11.508% due 01/09/2007		500	495

AutoZone, Inc.
5.875% due 10/15/2012		100	100

Boston Scientific Corp.
5.450% due 06/15/2014		100	96
6.000% due 06/15/2011		300	302
6.400% due 06/15/2016		300	303

Charter One Bank N.A.
5.540% due 04/24/2009		1,000	1,001

CIT Group, Inc.
5.546% due 08/17/2009		600	601

CNA Financial Corp.
6.000% due 08/15/2011		300	304

ConocoPhillips Australia Funding Co.
5.607% due 04/09/2009		1,000	1,002

DaimlerChrysler N.A. Holding Corp.
5.750% due 09/08/2011		100	100

General Electric Capital Corp.
5.430% due 12/12/2008		300	300

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	90,000	761

HJ Heinz Finance Co.
6.000% due 03/15/2012		$200	204

JPMorgan & Co., Inc.
6.805% due 02/15/2012		100	104

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036		300	304

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009		100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mizuho JGB Investment LLC
9.870% due 12/29/2049	$400	$429

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	300	316

SB Treasury Co. LLC
9.400% due 12/29/2049	900	957

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	300	322

Toyota Motor Credit Corp.
5.372% due 10/12/2007	800	801

U.S. Bancorp
5.354% due 04/28/2009	600	600

		9,603

MORTGAGE-BACKED SECURITIES 3.8%
Banc of America Mortgage Securities
5.000% due 05/25/2034	459	453

Bear Stearns Alt-A Trust
5.840% due 11/25/2036	1,000	995

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	300	327

Countrywide Home Loan Mortgage Pass-Through Trust
5.710% due 09/25/2034	308	309

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	39	39

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	637	648

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	313	311

Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	60	60

GSR Mortgage Loan Trust
3.402% due 06/25/2034	391	390

Impac CMB Trust
5.730% due 07/25/2033	41	41

JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035	600	633

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025	103	103

Residential Funding Mortgage Security I
6.500% due 03/25/2032	31	31

Sequoia Mortgage Trust
5.680% due 07/20/2033	451	455

Structured Asset Mortgage Investments, Inc.
5.620% due 07/19/2034	140	140

Washington Mutual, Inc.
5.106% due 10/25/2032	35	35
5.427% due 02/27/2034	142	145
5.600% due 12/25/2027	543	543
5.628% due 05/25/2041	87	88
5.640% due 01/25/2045	260	262

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,031	1,022
5.240% due 04/25/2036	697	700

		7,730

MUNICIPAL BONDS & NOTES 0.7%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	200	220

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	$100	$101

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	380	395

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	105

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	205

New York State Tobacco Settlement Financing Corp. Revenue Notes, Series 2003
5.250% due 06/01/2013	400	411

		1,437

	SHARES
PREFERRED STOCKS 0.9%
DG Funding Trust
7.749% due 12/31/2049	172	1,808

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 21.2%
Fannie Mae
4.190% due 11/01/2034	$767	758
4.960% due 12/01/2034	280	277
5.000% due 08/01/2035	1,388	1,335
5.430% due 01/25/2021	426	426
5.500% due 10/01/2016- 10/01/2035	13,542	13,384
5.580% due 06/25/2044	207	207
6.000% due 10/01/2036- 07/25/2044	15,378	15,451
6.470% due 09/25/2012	1,000	1,077
6.500% due 10/01/2036	4,000	4,074

Federal Home Loan Bank
5.750% due 08/15/2011	1,000	1,034

Freddie Mac
5.632% due 10/25/2044	796	805

Government National Mortgage Association
4.750% due 07/20/2022- 09/20/2026	139	140
5.125% due 1/20/2021- 12/20/2026	61	62
5.250% due 01/20/2030	63	63
5.375% due 05/20/2028- 06/20/2030	246	249
5.930% due 02/16/2030	99	100
5.980% due 02/16/2030	101	102
6.000% due 08/20/2034	564	568

Small Business Administration
6.640% due 02/01/2011	130	135

Tennessee Valley Authority
4.875% due 12/15/2016	400	401
5.880% due 04/01/2036	1,000	1,112
7.140% due 05/23/2012	1,000	1,104

		42,864

U.S. TREASURY OBLIGATIONS 13.6%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	1,182	1,120
2.000% due 01/15/2014	441	432
2.000% due 07/15/2014	540	529
2.000% due 01/15/2026	102	99
3.000% due 07/15/2012	1,019	1,057
3.500% due 01/15/2011	1,286	1,348

See Accompanying Notes	Semiannual Report	September 30, 2006	57

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. Treasury Bonds
4.500% due 02/15/2036	$9,700	$9,298
7.500% due 11/15/2016	50	61
8.125% due 08/15/2019	2,000	2,638
8.750% due 05/15/2017	1,800	2,404
8.875% due 02/15/2019	5,400	7,457

U.S. Treasury Notes
4.375% due 12/15/2010	1,100	1,091

		27,534

Total United States (Cost $94,335)		93,499

SHORT-TERM INSTRUMENTS 10.2%

CERTIFICATES OF DEPOSIT 0.4%
Countrywide Funding Corp.
5.360% due 08/16/2007	$900	900

COMMERCIAL PAPER 7.0%
Danske Corp.
5.270% due 12/27/2006	2,400	2,369

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dexia Delaware LLC
5.270% due 11/10/2006	$2,000	$1,989

General Electric Capital Corp.
5.250% due 01/16/2007	1,200	1,181

Societe Generale N.A.
5.266% due 12/21/2006	2,700	2,667

Swedbank
5.275% due 11/09/2006	4,000	3,978

Time Warner, Inc.
5.390% due 01/25/2007	500	491

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	1,300	1,300

		13,975

REPURCHASE AGREEMENTS 1.4%
State Street Bank and Trust Co.
4.900% due 10/02/2006	2,741	2,741

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.375% due 11/15/2008 valued at $2,798. Repurchase proceeds are $2,742.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.4%
4.784% due 11/30/2006 - 12/14/2006 (a)(c)(e)	$2,890	$2,859

Total Short-Term Instruments (Cost $20,481)		20,475

PURCHASED OPTIONS (g) 0.6%
(Cost $1,092)		1,277

Total Investments (d) 118.2% (Cost $238,685)		$238,709

Written Options (h) (0.8%) (Premiums $1,164)		(1,567)

Other Assets and Liabilities (Net) (17.4%)		(35,086)

Net Assets 100.0%		$202,056

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $1,236 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $4,725 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $1,375 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	97	$23
90-Day Eurodollar December Futures	Long	12/2007	46	16
90-Day Eurodollar December Futures	Long	12/2008	38	37
90-Day Eurodollar June Futures	Long	06/2007	177	104
90-Day Eurodollar June Futures	Long	06/2008	89	3
90-Day Eurodollar June Futures	Long	06/2009	38	38
90-Day Eurodollar March Futures	Long	03/2008	46	13
90-Day Eurodollar March Futures	Long	03/2009	38	37
90-Day Eurodollar September Futures	Long	09/2008	84	46
Canadian Bank Bills December Futures	Long	12/2006	81	47
Canadian Bank Bills June Futures	Short	06/2007	81	(85)
Euro-Bobl 5-Year Note Futures	Long	12/2006	29	5
Euro-Bund 10-Year Note Futures	Long	12/2006	67	66
Japan Government 10-Year Note December Futures	Long	12/2006	25	123
U.S. Treasury 5-Year Note December Futures	Long	12/2006	476	325
U.S. Treasury 10-Year Note December Futures	Short	12/2006	106	(92)

				$706

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY 59,000	$1
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	$200	0
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	100	0
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	200	0
Citibank N.A.	Autozone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	100	0
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	100	0
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014	100	1
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	3,300	4

58	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	$2,000	$9
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	200	0
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016	1,100	(8)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	3,600	5
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%	)	08/20/2016	2,000	(4)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007	600	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	2,100	12
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	1,200	(13)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	100	0

							$8

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	6,900	$(79)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	35
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		1,400	1
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		800	(6)
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		1,000	3
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		600	(6)
UBS AG	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		6,300	(79)
UBS AG	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,500	43
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	5.000%	06/15/2015	CAD	600	25
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(7)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,300	56
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		600	(15)
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		1,600	31
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,000	29
Citibank N.A.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,300	3
Credit Suisse First Boston	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		400	(4)
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		200	7
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		18,370	(538)
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(15)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(4)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,200	17
Morgan Stanley	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		300	(9)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		1,200	92
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,100	72
UBS AG	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		800	(27)
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,500	34
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	1,100	0
Barclays Bank PLC	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		100	0
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.500%	09/15/2017		2,100	(10)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		100	6
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		400	11
Citibank N.A.	6-month GBP-LIBOR	Receive	5.000%	12/16/2019		200	(3)
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		2,300	14
Deutsche Bank AG	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		200	4
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		300	9
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		9,000	58
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		1,700	8
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		7,800	(145)
Morgan Stanley	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		1,800	8
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	150,000	(29)
Deutsche Bank AG	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		300,000	7
Deutsche Bank AG	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		60,000	(12)
Goldman Sachs & Co.	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		900,000	18
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	06/20/2010		200,000	(13)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	1.300%	09/21/2011		340,000	(2)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		1,710,000	(387)
Lehman Brothers, Inc.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		110,000	(28)
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		270,000	(55)
Morgan Stanley	6-month JPY-LIBOR	Pay	1.000%	09/18/2008		900,000	11

See Accompanying Notes	Semiannual Report	September 30, 2006	59

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	980,000	$(209)
Morgan Stanley	6-month JPY-LIBOR	Receive	1.980%	09/27/2016		500,000	(62)
UBS AG	6-month JPY-LIBOR	Receive	0.800%	03/20/2012		540,000	(32)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$12,600	(374)
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,300	77
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2011		1,700	(27)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		24,500	(396)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		200	(4)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		500	(15)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		1,800	40
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,000	(42)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		6,500	(135)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,600	(47)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,300	77
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2011		12,100	(194)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		16,600	986
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,000	(30)
UBS AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		300	(17)

							$(1,275)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$ 101.000	11/21/2006	340	$6	$5
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	568	5	4
Put - CME 90-Day Eurodollar March Futures	91.500	03/19/2007	70	1	0
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	74	1	0
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	63	1	1
Put - OTC Japan Government 10-Year Bond November Futures	JPY 124.000	11/30/2006	35	3	0

				$17	$10

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.260%	12/15/2006	GBP	1,600	$4	$3
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		5,400	28	27
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	05/11/2007		3,000	17	13
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	11/17/2006		8,000	25	6
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		4,900	23	24
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	05/17/2007		4,000	22	18
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/06/2007		3,500	19	17
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	03/08/2007		$12,000	47	43
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		4,600	23	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		9,300	17	15
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006		4,700	20	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.200%	05/09/2007		54,400	219	376
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2007		17,500	113	127
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.750%	04/27/2009		400	21	39
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.250%	04/27/2009		400	28	10
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		2,300	12	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		2,700	15	2
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		2,000	9	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		9,200	31	48
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.150%	05/08/2007		72,700	272	458
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		2,300	4	4
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.000%	03/08/2007		28,000	106	100

								$1,075	$1,337

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	02/13/2007	$5,200	$0	$(28)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	11/15/2006	1,700	0	(11)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	03/20/2007	5,100	0	(14)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	01/17/2007	3,000	0	(17)

					$0	$(70)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

60	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	60	$26	$79
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	50	18	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	75	39	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	4	2	0

				$85	$81

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	1,600	$27	$30
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		1,400	26	26
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/06/2007		1,000	20	18
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.900%	01/02/2007		$1,800	18	1
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		5,000	48	41
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	23	0
Put - OTC 10-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.900%	01/02/2007		100	1	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		4,000	18	27
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		2,000	20	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.315%	05/09/2007		23,700	222	404
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007		1,900	21	40
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/2007		7,600	110	129
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,000	12	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		1,200	16	3
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007		1,400	18	29
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		4,000	32	55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007		31,600	279	507
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		1,000	4	7
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		12,000	109	97

								$1,035	$1,422

Credit Default Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	0.450%	06/20/2008	$1,000	$5	$5

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 120.000	05/21/2007	$10,000	$39	$59

(i)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	10/01/2036	$3,950	$3,872	$3,892
U.S. Treasury Bonds	4.500%	02/15/2036	16,700	15,646	16,126
U.S. Treasury Notes	3.000%	02/15/2009	300	289	290
U.S. Treasury Notes	4.875%	05/31/2011	300	302	309
U.S. Treasury Notes	5.125%	05/15/2016	6,200	6,362	6,568

				$26,471	$27,185

(3) Market value includes $260 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,159	10/2006	$0	$(81)	$(81)
Sell		29	10/2006	0	0	0
Sell	CAD	1,535	10/2006	8	0	8
Buy	CLP	18,098	10/2006	0	0	0
Buy		8,300	12/2006	0	0	0

See Accompanying Notes	Semiannual Report	September 30, 2006	61

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged) (Cont.)	(Unaudited) September 30, 2006

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	18,098	02/2007	$0	$0	$0
Buy	CNY	15,689	05/2007	0	(18)	(18)
Buy		8,337	08/2007	5	0	5
Buy		7,880	09/2007	5	0	5
Sell	DKK	935	12/2006	2	0	2
Buy	EUR	208	10/2006	0	0	0
Sell		47,588	10/2006	139	0	139
Sell	GBP	1,901	10/2006	40	0	40
Buy	JPY	108,854	10/2006	0	(4)	(4)
Sell		3,841,188	11/2006	257	0	257
Buy	KRW	66,300	12/2006	0	0	0
Buy		393,702	02/2007	7	0	7
Buy		144,026	03/2007	2	0	2
Buy	MXN	1,060	12/2006	0	0	0
Buy		338	01/2007	0	0	0
Sell	NZD	6,108	10/2006	35	(18)	17
Buy	PLN	102	10/2006	0	0	0
Buy		74	11/2006	0	0	0
Sell		154	11/2006	1	0	1
Buy		102	12/2006	0	0	0
Buy	RUB	1,037	12/2006	0	0	0
Buy		1,394	01/2007	0	0	0
Buy	SGD	743	11/2006	0	0	0
Sell	TWD	5,049	10/2006	1	0	1
Buy		20,164	02/2007	0	(15)	(15)
Buy	ZAR	216	10/2006	0	(4)	(4)
Buy		216	12/2006	0	(1)	(1)

				$502	$(141)	$361

62	PIMCO Funds	International Bond Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2006

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollars. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/

asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items

Semiannual Report	September 30, 2006	63

Notes to Financial Statements  (Cont.)

are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	KRW	South Korean Won
CLP	Chilean Peso	MXN	Mexican Peso
CNY	Chineses Yuan Renminbi	MYR	Malaysian Ringgit
COP	Colombia Peso	NZD	New Zealand Dollar
CZK	Czech Koruna	PLN	Polish Zloty
DEM	German Mark	RUB	Russian Ruble
DKK	Danish Krone	SEK	Swedish Krona
EGP	Egyptian Pound	SGD	Singapore Dollar
EUR	Euro	SKK	Slovak Koruna
GBP	Great Britain Pound	THB	Thai Baht
HKD	Hong Kong Dollar	TRY	Turkish Lira
IDR	Indonesian Rupiah	TWD	Taiwan Dollar
ILS	Israeli Shekel	ZAR	South African Rand

(g) Forward Currency Transactions  Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected on a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(i) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk

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(Unaudited) September 30, 2006

of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Restricted Securities  Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(n) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Funds from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or

Semiannual Report	September 30, 2006	65

Notes to Financial Statements  (Cont.)

paid by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2006, there were no open unfunded loan commitments.

(q) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Funds’ annual financial statements for the year ending March 31, 2007.

3.  FEES, EXPENSES AND RELATED PARTY TRANSACTIONS

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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(Unaudited) September 30, 2006

The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Instututional Class	Administrative Class	A, B and C Classes	Class D	Class R
Developing Local Markets Fund	0.45%	0.40%	0.40%	0.55%	0.55%	NA
Emerging Markets Bond Fund	0.45%	0.40%	0.40%	0.55%	0.55%	NA
Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.25%	0.45%	0.45%	NA
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%	0.45%	0.45%
Global Bond Fund (Unhedged)	0.25%	0.30%	0.30%	NA	NA	NA
Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.30%	0.45%	NA	NA

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $413,325 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 30 days, after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets Fund’s administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Institutional Class	Class A	Class C	Class D
Developing Local Markets Fund	0.85%	1.25%	2.00%	1.35%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2004	03/31/2005	03/31/2006	09/30/2006
Developing Local Markets Fund	$0	$0	$20	$0

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

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Notes to Financial Statements  (Cont.)

4.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

5.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$(5,698)	$0	$1,454,529	$96,631
Emerging Markets Bond Fund	250,528	193,972	2,313,752	3,154,569
Foreign Bond Fund (Unhedged)	1,741,620	1,808,187	1,781,042	1,187,023
Foreign Bond Fund (U.S. Dollar-Hedged)	4,321,891	4,255,421	1,798,748	1,517,512
Global Bond Fund (Unhedged)	1,113,760	1,093,516	1,190,487	1,098,286
Global Bond Fund (U.S. Dollar-Hedged)	340,210	323,831	133,915	116,353

6.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Emerging Markets Bond Fund		Foreign Bond Fund (Unhedged)
	# of Contracts	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium
Balance at 03/31/2006	0	$0	2,736	$398,900	GBP	0	JPY	0	$4,036
Sales	4,314	1,063	2,158	7,075,300		73,100		6,400	8,160
Closing Buys	(1,994)	(319)	0	(3,352,900)		(34,900)		(3,200)	(1,645)
Expirations	0	0	(3,624)	(3,332,300)		0		(3,200)	(2,125)
Exercised	(260)	(22)	0	0		0		0	0
Balance at 09/30/2006	2,060	$722	1,270	$789,000	GBP	38,200	JPY	0	$8,426

	Foreign Bond Fund (U.S. Dollar-Hedged)							Global Bond Fund (Unhedged)
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium
Balance at 03/31/2006	6,624	$856,200	GBP	0	JPY	0	$9,246	2,708	$301,700	GBP	0	JPY	0	$3,429
Sales	5,201	10,676,600		51,200		9,600	13,125	1,298	4,393,500		18,400		3,800	6,279
Closing Buys	(4,922)	(10,005,300)		0		(9,600)	(5,558)	0	(141,900)		0		0	(1,090)
Expirations	(3,836)	(158,700)		0		0	(1,821)	(3,360)	(3,895,400)		0		(3,800)	(1,961)
Exercised	0	0		0		0	0	0	0		0		0	0
Balance at 09/30/2006	3,067	$1,368,800	GBP	51,200	JPY	0	$14,992	646	$657,900	GBP	18,400	JPY	0	$6,657

	Global Bond Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium
Balance at 03/31/2006	395	$62,600	GBP	0	JPY	0 0	$649
Sales	321	92,500		4,000		1,000,000	1,055
Closing Buys	0	(20,800)		0		0	(180)
Expirations	(461)	(22,000)		0		(1,000,000)	(323)
Exercised	(66)	0		0		0	(37)
Balance at 09/30/2006	189	$112,300	GBP	4,000	JPY	0	$1,164

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(Unaudited) September 30, 2006

7.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Emerging Markets Bond Fund
	Six Months Ended 09/30/2006		Period From 05/31/2005 to 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	149,322	$1,574,773	157,089	$1,608,258	27,499	$304,394	111,260	$1,234,451
Administrative Class	1	10	0	0	1,367	15,201	1,081	12,054
Other Classes	20,233	214,069	28,273	290,231	11,940	132,019	35,492	396,734
Issued as reinvestment of distributions
Institutional Class	4,257	44,822	2,196	22,792	4,174	46,088	14,623	163,100
Administrative Class	0	0	0	0	57	637	140	1,559
Other Classes	610	6,432	271	2,813	1,390	15,372	4,527	50,477
Cost of shares redeemed
Institutional Class	(22,760)	(241,529)	(2,108)	(21,778)	(75,469)	(824,453)	(68,781)	(768,748)
Administrative Class	0	0	0	0	(606)	(6,648)	(811)	(9,059)
Other Classes	(4,991)	(52,583)	(1,653)	(17,161)	(24,286)	(266,472)	(23,707)	(264,049)
Net increase (decrease) resulting from Fund share transactions	146,672	$1,545,994	184,068	$1,885,155	(53,934)	$(583,862)	73,824	$816,519

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	38,862	$397,818	76,823	$790,174	35,810	$368,549	91,039	$966,039
Administrative Class	48,431	492,333	1	10	680	6,993	4,769	50,719
Other Classes	14,829	151,443	27,207	280,392	6,502	66,867	30,394	323,000
Issued as reinvestment of distributions
Institutional Class	1,522	15,568	2,667	27,288	2,392	24,685	8,676	90,825
Administrative Class	109	1,100	0	0	64	658	220	2,308
Other Classes	484	4,952	708	7,225	702	7,233	3,382	35,387
Cost of shares redeemed
Institutional Class	(34,623)	(351,894)	(62,478)	(642,291)	(31,079)	(319,641)	(50,398)	(532,695)
Administrative Class	(340)	(3,464)	0	0	(1,088)	(11,211)	(5,497)	(58,087)
Other Classes	(7,060)	(71,685)	(19,982)	(203,213)	(16,097)	(165,478)	(28,008)	(296,106)
Net increase (decrease) resulting from Fund share transactions	62,214	$636,171	24,946	$259,585	(2,114)	$(21,345)	54,577	$581,390

	Global Bond Fund (Unhedged)				Global Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	13,845	$134,792	33,495	$332,521	1,662	$16,003	6,335	$63,266
Administrative Class	2,070	20,097	36,519	367,002	0	0	0	0
Other Classes	0	0	0	0	557	5,376	1,749	17,519
Issued as reinvestment of distributions
Institutional Class	1,177	11,484	2,747	26,879	233	2,251	950	9,352
Administrative Class	131	1,279	528	5,183	0	0	0	1
Other Classes	0	0	0	0	42	407	233	2,287
Cost of shares redeemed
Institutional Class	(11,267)	(109,121)	(73,477)	(714,322)	(3,360)	(32,305)	(2,367)	(23,602)
Administrative Class	(1,277)	(12,395)	(34,512)	(332,678)	0	0	0	0
Other Classes	0	0	0	0	(1,068)	(10,279)	(2,143)	(21,369)
Net increase (decrease) resulting from Fund share transactions	4,679	$46,136	(34,700)	$(315,415)	(1,934)	$(18,547)	4,757	$47,454

Semiannual Report	September 30, 2006	69

Notes to Financial Statements  (Cont.)

8.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
Developing Local Markets Fund	$3,534	$(1,876)	$1,658
Emerging Markets Bond Fund	94,531	(3,350)	91,181
Foreign Bond Fund (Unhedged)	13,911	(22,618)	(8,707)
Foreign Bond Fund (U.S. Dollar-Hedged)	113,500	(42,626)	70,874
Global Bond Fund (Unhedged)	22,641	(21,882)	759
Global Bond Fund (U.S. Dollar-Hedged)	4,379	(4,355)	24

(1) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant.

The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain funds of the Trust — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

70	PIMCO Funds	International Bond Funds

Approval of Renewal of the Investment Advisory Contract and Administration Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the period ended June 30, 2006 and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the period ended May 31, 2006. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

Semiannual Report	September 30, 2006	71

Approval of Renewal of the Investment Advisory Contract and Administration Agreement  (Cont.)

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

72	PIMCO Funds

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO continued to be excellent and favored renewal of the Agreements. The Board concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2006	73

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-27586-00

Share Classes Institutional and Administrative	Semiannual Report September 30, 2006

Municipal Bond Funds

California Intermediate Municipal Bond Fund

California Short Duration Municipal Income Fund

High Yield Municipal Bond Fund

Municipal Bond Fund

New York Municipal Bond Fund

Short Duration Municipal Income Fund

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		4
Financial Highlights		12
Statements of Assets and Liabilities		16
Statements of Operations		17
Statements of Changes in Net Assets		18
Notes to Financial Statements		35
Approval of Renewal of the Investment Advisory Contract and Administration Agreement		42

FUND	Fund Summary	Schedule of Investments

California Intermediate Municipal Bond Fund	5	20
California Short Duration Municipal Income Fund	6	23
High Yield Municipal Bond Fund	7	24
Municipal Bond Fund	8	25
New York Municipal Bond Fund	9	30
Short Duration Municipal Income Fund	10	32

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street Stamford, CT 06902, www.pimco-funds.com, (800) 927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Municipal Bond Funds covering the six-month period ended September 30, 2006. At the end of the period, net assets for the overall PIMCO Funds family stood at approximately $205 billion. On the following pages you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the bond markets during the six-month period include:

■	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

■	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

■	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

■	Municipal bonds performed well during the period, benefiting from a persistently, positively sloped yield curve and favorable balance of supply and demand. The Lehman Brothers General Municipal Bond Index returned 3.44% for the reporting period.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, leveraging risk and specific sector investment risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

For periods prior to the inception date of the Administrative Class shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution, service and administrative fees, and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): California Intermediate Municipal Bond Fund (9/99), Municipal Bond Fund (9/98) and Short Duration Municipal Income Fund (10/02). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Municipal Bond Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from April 1, 2006 to September 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	3

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Index/40% Lehman Brothers Municipal Index	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers General Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers 1-Year Municipal Bond Index	Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index.

Lehman Brothers California 1-Year Municipal Bond Index	Lehman Brothers California 1-Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers General Municipal Bond Index	Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index.

4	PIMCO Funds	Municipal Bond Funds

PIMCO California Intermediate Municipal Bond Fund	Institutional Class	PCIMX
	Administrative Class	PCMMX

Cumulative Returns Through September 30, 2006

                   California Intermediate      Lehman Brothers California
                    Municipal Bond Fund            Intermediate Municipal
                    Institutional Class               Bond Index
                    -------------------               ----------
08/31/1999            $5,000,000                     $5,000,000
09/30/1999             5,035,313                      5,032,226
10/31/1999             4,998,038                      4,998,933
11/30/1999             5,040,593                      5,039,949
12/31/1999             5,018,422                      4,993,778
01/31/2000             5,034,390                      5,022,020
02/29/2000             5,066,955                      5,049,614
03/31/2000             5,158,118                      5,123,805
04/30/2000             5,145,459                      5,084,685
05/31/2000             5,170,144                      5,098,594
06/30/2000             5,268,173                      5,213,479
07/31/2000             5,337,733                      5,284,702
08/31/2000             5,414,917                      5,366,904
09/30/2000             5,398,442                      5,336,141
10/31/2000             5,433,154                      5,367,516
11/30/2000             5,459,904                      5,391,707
12/31/2000             5,550,991                      5,478,058
01/31/2001             5,641,724                      5,575,379
02/28/2001             5,650,896                      5,574,139
03/31/2001             5,704,668                      5,599,284
04/30/2001             5,613,264                      5,497,471
05/31/2001             5,710,997                      5,593,307
06/30/2001             5,745,338                      5,626,035
07/31/2001             5,815,154                      5,718,190
08/31/2001             5,932,622                      5,823,251
09/30/2001             5,927,320                      5,807,057
10/31/2001             5,957,864                      5,872,822
11/30/2001             5,932,819                      5,806,573
12/31/2001             5,886,709                      5,745,693
01/31/2002             5,969,953                      5,862,893
02/28/2002             6,023,027                      5,932,739
03/31/2002             5,941,465                      5,790,033
04/30/2002             6,037,492                      5,919,977
05/31/2002             6,087,678                      5,977,980
06/30/2002             6,127,822                      6,032,123
07/31/2002             6,153,332                      6,104,464
08/31/2002             6,187,057                      6,192,181
09/30/2002             6,295,670                      6,335,395
10/31/2002             6,186,051                      6,170,863
11/30/2002             6,190,534                      6,172,377
12/31/2002             6,267,111                      6,282,255
01/31/2003             6,234,976                      6,246,845
02/28/2003             6,285,858                      6,336,589
03/31/2003             6,271,330                      6,343,770
04/30/2003             6,270,220                      6,383,023
05/31/2003             6,358,968                      6,529,035
06/30/2003             6,337,008                      6,479,652
07/31/2003             6,177,738                      6,257,192
08/31/2003             6,186,005                      6,323,339
09/30/2003             6,330,530                      6,521,498
10/31/2003             6,340,847                      6,479,787
11/30/2003             6,416,687                      6,519,442
12/31/2003             6,465,911                      6,569,227
01/31/2004             6,489,564                      6,612,906
02/29/2004             6,569,679                      6,720,597
03/31/2004             6,533,072                      6,684,467
04/30/2004             6,420,661                      6,516,919
05/31/2004             6,377,827                      6,512,836
06/30/2004             6,418,233                      6,559,648
07/31/2004             6,474,711                      6,622,356
08/31/2004             6,555,702                      6,757,954
09/30/2004             6,571,687                      6,777,623
10/31/2004             6,607,751                      6,831,910
11/30/2004             6,603,475                      6,783,559
12/31/2004             6,647,472                      6,852,345
01/31/2005             6,664,690                      6,898,155
02/28/2005             6,665,844                      6,847,443
03/31/2005             6,636,241                      6,793,239
04/30/2005             6,699,051                      6,907,826
05/31/2005             6,694,430                      6,934,435
06/30/2005             6,723,077                      6,967,110
07/31/2005             6,716,957                      6,915,382
08/31/2005             6,766,009                      6,988,833
09/30/2005             6,748,322                      6,954,511
10/31/2005             6,713,922                      6,909,354
11/30/2005             6,742,793                      6,944,498
12/31/2005             6,788,398                      6,982,383
01/31/2006             6,815,534                      7,005,974
02/28/2006             6,843,039                      7,034,546
03/31/2006             6,812,146                      6,983,985
04/30/2006             6,805,068                      6,975,835
05/31/2006             6,834,707                      7,021,824
06/30/2006             6,823,448                      6,986,579
07/31/2006             6,894,833                      7,075,530
08/31/2006             6,988,553                      7,171,557
09/30/2006             7,033,015                      7,214,541

Allocation Breakdown*

California	81.3%
Puerto Rico	9.1%
Virgin Islands	4.2%
Short-Term Instruments	1.2%
Other	4.2%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	3.24%	4.22%	3.48%	4.93%
PIMCO California Intermediate Municipal Bond Fund Administrative Class	3.11%	3.96%	3.22%	4.67%
Lehman Brothers California Intermediate Municipal Bond Index	3.30%	3.74%	4.44%	5.31%
Lipper California Intermediate Municipal Dept Fund Average	2.93%	3.49%	3.60%	4.65%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,032.42	$1,031.14	$1,022.81	$1,021.56
Expenses Paid During Period†	$2.29	$3.56	$2.28	$3.55

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.445% for Institutional Class, 0.695% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»	The Fund’s average credit quality was AA- at the end of the six-month period, similar to the benchmark’s average of AA1/AA2.

»	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.44%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 3.73% and 3.61%, respectively, during the six-month period.

»	The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields declined across all maturities.

»	The Fund’s Institutional Class SEC yield after fees at September 30, 2006 was 3.67%. The yield was 6.23% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 4.12% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	Hedging strategies detracted from relative performance as short-term Treasury rates increased and longer maturity Treasury rates declined.

»	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

»	California municipal bonds outperformed the broader national market for the period. Yield premiums continued to tighten over the quarter as the state’s economy improved during the six-month period.

»	Exposure to zero coupon municipal bonds helped performance as rates decreased over the six-month period.

Semiannual Report	September 30, 2006	5

PIMCO California Short Duration Municipal Income Fund
	Institutional Class	PCDIX

Allocation Breakdown*

California	87.4%
Texas	3.4%
Delaware	3.3%
Washington	3.3%
Other	2.6%

*	% of Total Investments as of 09/30/2006

Cumulative Total Return for the period ended September 30, 2006
Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	0.59%
Lehman Brothers California 1-Year Municipal Bond Index	0.42%
Lipper California Short Intermediate Municipal Debt Fund Average	0.45%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,005.89	$1,023.31
Expenses Paid During Period†	$0.30	$1.78

† The actual expenses are equal to the annualized expense ratio of 0.35% for Institutional Class, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period since the class commenced operations on 08/31/06). The Fund’s hypothetical expenses reflect amounts as if the Fund had been in existence for the entire fiscal half year. The annualized expense ratio of 0.35% reflects net annualized expenses after application of an expense reduction of 0.05%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO California Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 0.70%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 0.88% and 0.93%, respectively, during the one-month period.

»	The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields declined across all maturities.

»	The Fund’s Institutional Class SEC yield after fees at September 30, 2006 was 3.44%. The yield was 5.84% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.87% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	Municipal bonds within California outperformed the broader national market for the period. Yield premiums continued to tighten over the quarter as the state’s economy improved.

6	PIMCO Funds	Municipal Bond Funds

PIMCO High Yield Municipal Bond Fund
	Institutional Class	PHMIX

Allocation Breakdown*

Missouri	13.5%
New York	9.7%
Colorado	9.1%
Montana	8.9%
Maryland	8.8%
Minnesota	8.1%
California	6.3%
Rhode Island	5.2%
Other	30.4%

*	% of Total Investments as of 09/30/2006

Cumulative Total Return for the period ended September 30, 2006
Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	3.35%
60% Lehman Brothers High Yield Municipal Index/40% Lehman Brothers Municipal Index	2.22%
Lipper High Yield Municipal Debt Fund Average	2.13%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,033.48	$1,022.31
Expenses Paid During Period†	$0.95	$2.79

† The actual expenses are equal to the annualized expense ratio of 0.55% for Institutional Class, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period since the class commenced operations on 07/31/06). The Fund’s hypothetical expenses reflect amounts as if the Fund had been in existence for the entire fiscal half year. The annualized expense ratio of 0.55% reflects net annualized expenses after application of an expense reduction of 0.01%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO High Yield Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

»	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 2.19%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.42% and 2.41%, respectively, during the two-month period.

»	The Fund’s effective duration was managed above that of its benchmark throughout the six-month period, which contributed to relative performance as municipal yields declined across all maturities.

»	The Fund’s Institutional Class SEC yield after fees at September 30, 2006 was 5.03%. The yield was 7.74% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 5.59% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	Hedging strategies detracted from performance as short-term Treasury rates increased and longer maturity. Treasury rates declined.

»	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

Semiannual Report	September 30, 2006	7

PIMCO Municipal Bond Fund	Institutional Class	PFMIX
	Administrative Class	PMNAX

Cumulative Returns Through September 30, 2006

              PIMCO Municipal Bond Fund              Lehman Brothers
                 Institutional Class          General Municipal Bond Index
              -------------------------       ----------------------------
12/31/1997            $5,000,000                       $5,000,000
01/31/1998             5,058,771                        5,051,606
02/28/1998             5,035,172                        5,053,147
03/31/1998             5,039,379                        5,057,585
04/30/1998             5,006,296                        5,034,774
05/31/1998             5,105,540                        5,114,478
06/30/1998             5,122,719                        5,134,629
07/31/1998             5,128,447                        5,147,504
08/31/1998             5,223,548                        5,227,052
09/30/1998             5,293,484                        5,292,186
10/31/1998             5,282,938                        5,292,055
11/30/1998             5,296,412                        5,310,633
12/31/1998             5,302,933                        5,324,025
01/31/1999             5,373,214                        5,387,309
02/28/1999             5,338,814                        5,363,770
03/31/1999             5,343,842                        5,371,215
04/30/1999             5,354,304                        5,384,587
05/31/1999             5,314,853                        5,353,415
06/30/1999             5,217,784                        5,276,332
07/31/1999             5,228,509                        5,295,539
08/31/1999             5,173,421                        5,253,157
09/30/1999             5,166,761                        5,255,321
10/31/1999             5,100,796                        5,198,346
11/30/1999             5,153,694                        5,253,674
12/31/1999             5,105,896                        5,214,521
01/31/2000             5,076,823                        5,191,848
02/29/2000             5,130,397                        5,252,090
03/31/2000             5,247,153                        5,366,926
04/30/2000             5,221,693                        5,335,186
05/31/2000             5,198,809                        5,307,455
06/30/2000             5,317,548                        5,448,010
07/31/2000             5,383,204                        5,523,862
08/31/2000             5,469,026                        5,608,957
09/30/2000             5,465,577                        5,579,834
10/31/2000             5,517,329                        5,640,725
11/30/2000             5,504,367                        5,683,363
12/31/2000             5,631,212                        5,823,784
01/31/2001             5,682,823                        5,881,523
02/28/2001             5,767,136                        5,900,169
03/31/2001             5,831,025                        5,953,044
04/30/2001             5,754,016                        5,888,571
05/31/2001             5,866,118                        5,951,930
06/30/2001             5,925,480                        5,991,752
07/31/2001             6,027,073                        6,080,591
08/31/2001             6,167,010                        6,180,731
09/30/2001             6,093,424                        6,160,009
10/31/2001             6,129,114                        6,233,322
11/30/2001             6,112,491                        6,180,854
12/31/2001             6,067,257                        6,122,355
01/31/2002             6,200,469                        6,228,526
02/28/2002             6,319,852                        6,303,630
03/31/2002             6,199,472                        6,180,056
04/30/2002             6,322,109                        6,300,850
05/31/2002             6,385,020                        6,339,158
06/30/2002             6,451,048                        6,406,159
07/31/2002             6,491,278                        6,488,799
08/31/2002             6,503,118                        6,566,665
09/30/2002             6,611,620                        6,710,475
10/31/2002             6,484,933                        6,599,187
11/30/2002             6,461,665                        6,571,777
12/31/2002             6,570,173                        6,710,404
01/31/2003             6,545,431                        6,693,433
02/28/2003             6,618,675                        6,787,014
03/31/2003             6,601,163                        6,791,072
04/30/2003             6,629,652                        6,835,996
05/31/2003             6,770,473                        6,996,059
06/30/2003             6,746,822                        6,966,282
07/31/2003             6,553,553                        6,722,482
08/31/2003             6,589,163                        6,772,678
09/30/2003             6,749,233                        6,971,729
10/31/2003             6,768,515                        6,936,660
11/30/2003             6,857,140                        7,009,011
12/31/2003             6,921,496                        7,067,015
01/31/2004             6,942,370                        7,107,480
02/29/2004             7,039,504                        7,214,488
03/31/2004             6,969,159                        7,189,293
04/30/2004             6,859,067                        7,019,024
05/31/2004             6,820,962                        6,993,642
06/30/2004             6,840,023                        7,019,116
07/31/2004             6,907,186                        7,111,396
08/31/2004             7,006,727                        7,253,913
09/30/2004             7,023,460                        7,292,472
10/31/2004             7,061,403                        7,355,174
11/30/2004             7,056,187                        7,294,589
12/31/2004             7,123,513                        7,383,572
01/31/2005             7,153,510                        7,452,663
02/28/2005             7,159,855                        7,427,805
03/31/2005             7,133,114                        7,381,025
04/30/2005             7,218,609                        7,497,395
05/31/2005             7,219,348                        7,550,359
06/30/2005             7,269,651                        7,597,283
07/31/2005             7,291,553                        7,562,878
08/31/2005             7,336,141                        7,639,214
09/30/2005             7,319,033                        7,587,752
10/31/2005             7,298,938                        7,541,698
11/30/2005             7,336,328                        7,577,893
12/31/2005             7,397,924                        7,643,086
01/31/2006             7,433,427                        7,663,713
02/28/2006             7,471,237                        7,715,210
03/31/2006             7,440,459                        7,661,940
04/30/2006             7,448,778                        7,659,339
05/31/2006             7,496,087                        7,693,495
06/30/2006             7,470,886                        7,664,461
07/31/2006             7,546,232                        7,755,694
08/31/2006             7,638,380                        7,870,757
09/30/2006             7,687,191                        7,925,476

Allocation Breakdown*

Texas	11.9%
Illinois	11.3%
New York	10.3%
New Jersey	8.3%
California	5.1%
Washington	5.1%
Other	48.0%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	3.32%	5.03%	4.76%	5.04%
PIMCO Municipal Bond Fund Administrative Class	3.19%	4.77%	4.50%	4.78%
Lehman Brothers General Municipal Bond Index	3.44%	4.45%	5.17%	5.41%
Lipper General Municipal Debt Fund Average	3.21%	4.16%	4.47%	4.44%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,033.15	$1,031.88	$1,022.71	$1,021.46
Expenses Paid During Period†	$2.40	$3.67	$2.38	$3.65

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.465% for Institutional Class, 0.715% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund’s average credit quality was AA+ at the end of the six-month period versus the benchmark’s average of AA1/AA2.

»	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.44%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 3.73% and 3.61%, respectively, during the six-month period.

»	The Fund’s effective duration was managed below that of its benchmark throughout the period, which detracted from relative performance as municipal yields declined across all maturities.

»	The Fund’s Institutional Class SEC yield after fees at September 30, 2006 was 3.65%. The yield was 5.62% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.06% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	Yield curve positioning contributed to relative performance as the yield curve flattened over the period.

»	Hedging strategies detracted from performance as short-term rates increased and longer Treasury rates declined.

»	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

»	Exposure to zero coupon municipal bonds helped performance as rates decreased over the six-month period.

8	PIMCO Funds	Municipal Bond Funds

PIMCO New York Municipal Bond Fund
	Institutional Class	PNYIX

Cumulative Returns Through September 30, 2006

                    PIMCO New York                    Lehman Brothers
                  Municipal Bond Fund                New York Insured
                  Institutional Class              Municipal Bond Index
                  -------------------              --------------------
08/31/1999            $5,000,000                        $5,000,000
09/30/1999             5,019,710                         4,993,260
10/31/1999             4,980,249                         4,923,780
11/30/1999             5,025,490                         4,992,885
12/31/1999             5,006,999                         4,941,521
01/31/2000             4,983,454                         4,912,836
02/29/2000             5,015,826                         4,986,733
03/31/2000             5,096,773                         5,113,493
04/30/2000             5,067,630                         5,064,270
05/31/2000             5,050,517                         5,028,909
06/30/2000             5,174,063                         5,192,348
07/31/2000             5,232,730                         5,261,070
08/31/2000             5,340,170                         5,354,094
09/30/2000             5,349,497                         5,320,974
10/31/2000             5,415,568                         5,388,643
11/30/2000             5,449,805                         5,435,409
12/31/2000             5,558,734                         5,605,768
01/31/2001             5,634,983                         5,653,830
02/28/2001             5,675,787                         5,658,762
03/31/2001             5,747,731                         5,720,813
04/30/2001             5,703,523                         5,664,467
05/31/2001             5,859,988                         5,730,891
06/30/2001             5,907,799                         5,763,444
07/31/2001             6,021,097                         5,852,658
08/31/2001             6,177,243                         5,950,719
09/30/2001             5,972,699                         5,897,032
10/31/2001             6,020,304                         5,975,323
11/30/2001             5,963,911                         5,924,083
12/31/2001             5,930,594                         5,862,151
01/31/2002             6,025,569                         5,983,344
02/28/2002             6,153,621                         6,065,443
03/31/2002             6,119,628                         5,942,921
04/30/2002             6,251,376                         6,069,549
05/31/2002             6,351,197                         6,098,916
06/30/2002             6,423,924                         6,165,030
07/31/2002             6,455,869                         6,250,534
08/31/2002             6,475,603                         6,338,730
09/30/2002             6,605,232                         6,505,445
10/31/2002             6,527,679                         6,403,332
11/30/2002             6,540,430                         6,370,713
12/31/2002             6,618,241                         6,518,074
01/31/2003             6,588,406                         6,499,217
02/28/2003             6,642,767                         6,595,434
03/31/2003             6,657,523                         6,605,039
04/30/2003             6,680,160                         6,670,146
05/31/2003             6,839,942                         6,835,396
06/30/2003             6,834,314                         6,795,388
07/31/2003             6,593,946                         6,529,299
08/31/2003             6,664,713                         6,587,455
09/30/2003             6,821,944                         6,785,506
10/31/2003             6,811,026                         6,747,210
11/30/2003             6,887,040                         6,821,418
12/31/2003             6,945,593                         6,881,758
01/31/2004             6,985,494                         6,924,615
02/29/2004             7,087,453                         7,030,757
03/31/2004             7,023,151                         6,994,848
04/30/2004             6,888,152                         6,821,242
05/31/2004             6,861,369                         6,801,732
06/30/2004             6,881,015                         6,820,525
07/31/2004             6,948,327                         6,916,248
08/31/2004             7,054,022                         7,051,103
09/30/2004             7,088,220                         7,093,690
10/31/2004             7,129,475                         7,161,120
11/30/2004             7,097,170                         7,093,231
12/31/2004             7,205,509                         7,186,904
01/31/2005             7,250,985                         7,261,265
02/28/2005             7,229,101                         7,232,569
03/31/2005             7,202,717                         7,180,548
04/30/2005             7,297,354                         7,299,024
05/31/2005             7,341,755                         7,357,045
06/30/2005             7,389,640                         7,405,584
07/31/2005             7,356,868                         7,355,955
08/31/2005             7,426,397                         7,434,301
09/30/2005             7,383,649                         7,368,956
10/31/2005             7,337,297                         7,323,687
11/30/2005             7,371,551                         7,359,602
12/31/2005             7,429,977                         7,434,146
01/31/2006             7,451,196                         7,450,767
02/28/2006             7,498,791                         7,516,406
03/31/2006             7,452,776                         7,454,424
04/30/2006             7,453,122                         7,443,625
05/31/2006             7,490,254                         7,478,242
06/30/2006             7,451,717                         7,445,136
07/31/2006             7,536,590                         7,541,797
08/31/2006             7,644,926                         7,658,359
09/30/2006             7,690,981                         7,708,144

Allocation Breakdown*

New York	76.8%
Puerto Rico	11.1%
Short-Term Instruments	6.6%
Texas	2.8%
Other	2.7%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	3.20%	4.16%	5.19%	6.27%
Lehman Brothers New York Insured Municipal Bond Index	3.40%	4.60%	5.50%	6.30%
Lipper New York Municipal Debt Fund Average	3.20%	4.14%	4.53%	5.22%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,031.96	$1,022.81
Expenses Paid During Period†	$2.29	$2.28

† Expenses are equal to the annualized expense ratio of 0.445% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

»	The Fund’s average credit quality was AA+ at the end of the six-month period versus the benchmark’s average of AAA/AAA.

»	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.44%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 3.73% and 3.61%, respectively, during the six-month period.

»	The Fund’s effective duration was managed below that of its benchmark throughout the period, detracted from relative performance as municipal yields declined across all maturities.

»	The Fund’s Institutional Class SEC yield after fees at September 30, 2006 was 3.76%. The yield was 6.21% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 4.45%, or 6.46% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 4.35% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 4.49% for a New York City resident assuming an effective tax rate of 6.21%. Your tax adjusted yield may differ depending on your tax bracket.

»	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

»	Municipal bonds within New York underperformed the broader national market for the period.

»	Exposure to zero coupon municipal bonds helped performance as rates decreased over the six-month period.

Semiannual Report	September 30, 2006	9

PIMCO Short Duration Municipal Income Fund	Institutional Class	PSDIX
	Administrative Class	PSDMX

Cumulative Returns Through September 30, 2006

                PIMCO Short Duration
                Municipal Income Fund            Lehman Brothers 1-Year
                 Institutional Class              Municipal Bond Index
                ---------------------            ----------------------
08/31/1999           $5,000,000                       $5,000,000
09/30/1999            5,015,118                        5,016,803
10/31/1999            5,026,688                        5,027,776
11/30/1999            5,043,155                        5,043,303
12/31/1999            5,056,562                        5,047,544
01/31/2000            5,077,025                        5,066,694
02/29/2000            5,086,181                        5,082,009
03/31/2000            5,109,575                        5,104,020
04/30/2000            5,117,236                        5,116,238
05/31/2000            5,126,760                        5,124,666
06/30/2000            5,161,314                        5,166,694
07/31/2000            5,188,759                        5,195,397
08/31/2000            5,219,335                        5,221,936
09/30/2000            5,245,011                        5,233,543
10/31/2000            5,280,167                        5,258,326
11/30/2000            5,294,485                        5,278,110
12/31/2000            5,350,202                        5,317,489
01/31/2001            5,379,572                        5,380,568
02/28/2001            5,406,064                        5,398,148
03/31/2001            5,427,510                        5,426,118
04/30/2001            5,425,337                        5,436,255
05/31/2001            5,459,195                        5,474,691
06/30/2001            5,498,887                        5,496,242
07/31/2001            5,528,640                        5,520,484
08/31/2001            5,582,997                        5,553,869
09/30/2001            5,574,425                        5,581,061
10/31/2001            5,598,463                        5,605,284
11/30/2001            5,606,363                        5,610,422
12/31/2001            5,616,444                        5,624,384
01/31/2002            5,645,924                        5,670,196
02/28/2002            5,673,910                        5,690,579
03/31/2002            5,660,706                        5,650,833
04/30/2002            5,693,716                        5,693,626
05/31/2002            5,720,098                        5,718,730
06/30/2002            5,734,819                        5,746,715
07/31/2002            5,738,782                        5,767,891
08/31/2002            5,753,121                        5,787,118
09/30/2002            5,760,986                        5,800,105
10/31/2002            5,733,000                        5,791,599
11/30/2002            5,751,456                        5,804,200
12/31/2002            5,783,140                        5,841,131
01/31/2003            5,800,801                        5,854,640
02/28/2003            5,814,468                        5,869,348
03/31/2003            5,803,442                        5,869,259
04/30/2003            5,798,572                        5,876,226
05/31/2003            5,833,124                        5,895,047
06/30/2003            5,835,400                        5,902,749
07/31/2003            5,816,299                        5,900,340
08/31/2003            5,832,306                        5,907,998
09/30/2003            5,875,987                        5,935,685
10/31/2003            5,892,941                        5,929,135
11/30/2003            5,919,706                        5,934,895
12/31/2003            5,929,972                        5,941,294
01/31/2004            5,935,267                        5,953,921
02/29/2004            5,974,963                        5,975,034
03/31/2004            5,933,881                        5,975,746
04/30/2004            5,922,434                        5,961,446
05/31/2004            5,915,582                        5,952,064
06/30/2004            5,916,890                        5,957,801
07/31/2004            5,944,159                        5,981,158
08/31/2004            5,957,786                        6,006,543
09/30/2004            5,959,828                        6,002,900
10/31/2004            5,956,748                        6,002,928
11/30/2004            5,971,041                        5,995,309
12/31/2004            5,980,237                        6,004,522
01/31/2005            5,953,394                        6,009,298
02/28/2005            5,973,361                        6,008,489
03/31/2005            5,971,216                        6,003,782
04/30/2005            5,974,925                        6,015,296
05/31/2005            5,948,377                        6,022,815
06/30/2005            5,957,924                        6,047,764
07/31/2005            5,993,500                        6,051,310
08/31/2005            5,987,993                        6,061,206
09/30/2005            6,032,102                        6,072,287
10/31/2005            6,054,089                        6,074,051
11/30/2005            6,077,536                        6,078,361
12/31/2005            6,096,415                        6,094,033
01/31/2006            6,137,711                        6,111,225
02/28/2006            6,155,078                        6,117,233
03/31/2006            6,186,472                        6,121,441
04/30/2006            6,227,970                        6,133,677
05/31/2006            6,259,270                        6,154,763
06/30/2006            6,247,409                        6,160,556
07/31/2006            6,264,389                        6,186,510
08/31/2006            6,282,101                        6,217,445
09/30/2006            6,296,246                        6,242,486

Allocation Breakdown*

Texas	13.6%
New York	12.4%
Illinois	10.6%
Washington	8.3%
Wisconsin	7.0%
Massachusetts	6.3%
California	5.4%
Other	36.4%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	1.77%	4.38%	2.47%	3.31%
PIMCO Short Duration Municipal Income Fund Administrative Class	1.66%	4.14%	2.22%	3.06%
Lehman Brothers 1-Year Municipal Bond Index	1.98%	2.80%	2.27%	3.18%
Lipper Short Municipal Debt Fund Average	1.81%	2.83%	2.30%	3.12%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,017.74	$1,016.61	$1,023.31	$1,022.06
Expenses Paid During Period†	$1.77	$3.03	$1.78	$3.04

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.35% for Institutional Class, 0.60% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund’s average credit quality was AAA at the end of the six-month period, similar to the benchmark’s average of AAA/AA1.

»	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Municipal Bond Index returned 3.44%, while the Lehman Aggregate and the Lehman Treasury Indices returned 3.73% and 3.61%, respectively, during the six-month period.

»	The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields declined across all maturities.

»	The Fund’s Institutional Class SEC yield after fees at September 30, 2006 was 3.69%. The yield was 5.68% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.10% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	Hedging strategies detracted from relative performance as short-term rates increased and longer Treasury rates declined.

»	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

10	PIMCO Funds	Municipal Bond Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2006	11

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Institutional Class
09/30/2006+	$9.83	$0.19	$0.12	$0.31	$(0.19)	$0.00
03/31/2006	9.96	0.39	(0.13)	0.26	(0.39)	0.00
03/31/2005	10.22	0.42	(0.26)	0.16	(0.42)	0.00
03/31/2004	10.22	0.42	0.00	0.42	(0.42)	0.00
03/31/2003	10.16	0.45	0.11	0.56	(0.45)	(0.05)
03/31/2002	10.60	0.49	(0.06)	0.43	(0.47)	(0.40)
Administrative Class
09/30/2006+	9.83	0.18	0.12	0.30	(0.18)	0.00
03/31/2006	9.96	0.37	(0.13)	0.24	(0.37)	0.00
03/31/2005	10.22	0.39	(0.26)	0.13	(0.39)	0.00
03/31/2004	10.22	0.39	0.00	0.39	(0.39)	0.00
03/31/2003	10.16	0.41	0.12	0.53	(0.42)	(0.05)
03/31/2002	10.60	0.48	(0.08)	0.40	(0.44)	(0.40)

California Short Duration Municipal Income Fund
Institutional Class
08/31/2006 - 09/30/2006+	$10.00	$0.03	$0.03	$0.06	$(0.03)	$0.00

High Yield Municipal Bond Fund
Institutional Class
07/31/2006 - 09/30/2006+	$10.00	$0.08	$0.25	$0.33	$(0.08)	$0.00

Municipal Bond Fund
Institutional Class
09/30/2006+	$10.18	$0.20	$0.13	$0.33	$(0.20)	$0.00
03/31/2006	10.14	0.41	0.02	0.43	(0.39)	0.00
03/31/2005	10.32	0.43	(0.19)	0.24	(0.42)	0.00
03/31/2004	10.18	0.42	0.14	0.56	(0.42)	0.00
03/31/2003	10.03	0.46	0.18	0.64	(0.46)	(0.03)
03/31/2002	10.02	0.50	0.12	0.62	(0.50)	(0.11)
Administrative Class
09/30/2006+	10.18	0.20	0.12	0.32	(0.19)	0.00
03/31/2006	10.14	0.38	0.03	0.41	(0.37)	0.00
03/31/2005	10.32	0.40	(0.19)	0.21	(0.39)	0.00
03/31/2004	10.18	0.39	0.14	0.53	(0.39)	0.00
03/31/2003	10.03	0.43	0.19	0.62	(0.44)	(0.03)
03/31/2002	10.02	0.45	0.15	0.60	(0.48)	(0.11)

New York Municipal Bond Fund
Institutional Class
09/30/2006+	$10.76	$0.20	$0.14	$0.34	$(0.20)	$0.00
03/31/2006	10.77	0.37	0.00	0.37	(0.37)	(0.01)
03/31/2005	10.87	0.37	(0.10)	0.27	(0.37)	0.00
03/31/2004	10.68	0.37	0.21	0.58	(0.37)	(0.02)
03/31/2003	10.35	0.44	0.45	0.89	(0.44)	(0.12)
03/31/2002	10.64	0.49	0.17	0.66	(0.49)	(0.46)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

(c) Effective October 1, 2004, the administrative expense was reduced to 0.15%.

12	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.19)	$9.95	3.24%	$97,478	0.45	%*	0.45	%*	3.95	%*	39%
(0.39)	9.83	2.65	93,639	0.46	(b)	0.46	(b)	3.93		142
(0.42)	9.96	1.58	76,703	0.47		0.47		4.15		59
(0.42)	10.22	4.17	73,136	0.47		0.47		4.11		137
(0.50)	10.22	5.55	89,240	0.47		0.47		4.33		101
(0.87)	10.16	4.15	83,656	0.50		0.49		4.68		94

(0.18)	9.95	3.11	1,776	0.70		0.70		3.70		39
(0.37)	9.83	2.39	1,723	0.71	(b)	0.71	(b)	3.68		142
(0.39)	9.96	1.33	1,760	0.72		0.72		3.90		59
(0.39)	10.22	3.91	2,117	0.72		0.72		3.88		137
(0.47)	10.22	5.27	3,578	0.72		0.72		3.95		101
(0.84)	10.16	3.90	1,612	0.75		0.74		4.51		94

$(0.03)	$10.03	0.59%	$3,018	0.35	%*	0.35	%*	3.40	%*	36%

$(0.08)	$10.25	3.35%	$3,832	0.55	%*	0.55	%*	4.90	%*	67%

$(0.20)	$10.31	3.32%	$212,565	0.47	%*	0.47	%*	3.98	%*	31%
(0.39)	10.18	4.31	198,755	0.48	(b)	0.48	(b)	4.03		74
(0.42)	10.14	2.35	131,443	0.49		0.49		4.20		64
(0.42)	10.32	5.57	126,522	0.49		0.49		4.06		115
(0.49)	10.18	6.48	100,773	0.49		0.49		4.47		108
(0.61)	10.03	6.32	51,622	0.50		0.50		4.95		231

(0.19)	10.31	3.19	1,035	0.72		0.72		3.95		31
(0.37)	10.18	4.05	1,127	0.73	(b)	0.73	(b)	3.77		74
(0.39)	10.14	2.09	2,690	0.74		0.74		3.97		64
(0.39)	10.32	5.31	24,245	0.74		0.74		3.81		115
(0.47)	10.18	6.22	69,661	0.74		0.74		4.22		108
(0.59)	10.03	6.07	41,816	0.74		0.74		4.41		231

$(0.20)	$10.90	3.20%	$13,966	0.45	%*	0.45	%*	3.72	%*	22%
(0.38)	10.76	3.47	7,581	0.46	(b)	0.46	(b)	3.43		48
(0.37)	10.77	2.56	2,978	0.47		0.47		3.41		42
(0.39)	10.87	5.49	2,068	0.47		0.47		3.40		147
(0.56)	10.68	8.79	3,108	0.48		0.47		4.10		227
(0.95)	10.35	6.46	2,882	0.49		0.49		4.57		204

Semiannual Report	September 30, 2006	13

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short Duration Municipal Income Fund
Institutional Class
09/30/2006+	$9.96	$0.18	$0.00	$0.18	$(0.18)	$0.00
03/31/2006	9.95	0.34	0.01	0.35	(0.34)	0.00
03/31/2005	10.17	0.28	(0.22)	0.06	(0.28)	0.00
03/31/2004	10.16	0.22	0.01	0.23	(0.22)	0.00
03/31/2003	10.17	0.27	(0.02)	0.25	(0.26)	0.00
03/31/2002	10.16	0.38	0.05	0.43	(0.38)	(0.04)
Administrative Class
09/30/2006+	9.96	0.16	0.00	0.16	(0.16)	0.00
03/31/2006	9.95	0.32	0.01	0.33	(0.32)	0.00
03/31/2005	10.17	0.24	(0.20)	0.04	(0.26)	0.00
03/31/2004	10.16	0.18	0.02	0.20	(0.19)	0.00
10/22/2002 - 03/31/2003	10.12	0.11	0.04	0.15	(0.11)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

(c) Effective October 1, 2004, the administrative expense was reduced to 0.15%.

14	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.18)	$9.96	1.77%	$148,123	0.35	%*	0.35	%*	3.53	%*	42%
(0.34)	9.96	3.60	106,240	0.35		0.35		3.44		83
(0.28)	9.95	0.63	118,485	0.37	(c)	0.37	(c)	2.83		104
(0.22)	10.17	2.25	110,601	0.39		0.39		2.13		226
(0.26)	10.16	2.52	75,543	0.39		0.39		2.64		152
(0.42)	10.17	4.30	30,906	0.39		0.39		3.75		107

(0.16)	9.96	1.66	10	0.60		0.60		3.27		42
(0.32)	9.96	3.35	10	0.60		0.60		3.20		83
(0.26)	9.95	0.42	10	0.63	(c)	0.63	(c)	2.42		104
(0.19)	10.17	1.98	249	0.64		0.64		1.80		226
(0.11)	10.16	1.48	715	0.64	*	0.64	*	2.42	*	152

Semiannual Report	September 30, 2006	15

Statements of Assets and Liabilities	(Unaudited) September 30, 2006

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$141,273	$3,013	$5,590	$420,649	$38,867	$310,436
Cash	2,783	101	1	0	0	963
Receivable for investments sold on a delayed-delivery basis	0	99	0	0	0	0
Receivable for Fund shares sold	58	0	250	1,105	10	261
Interest and dividends receivable	1,624	22	36	5,730	441	3,750
Variation margin receivable	4	0	0	753	1	540
Swap premiums paid	0	0	0	0	0	4,631
Unrealized appreciation on swap agreements	0	0	0	2,658	0	0
Other assets	1	0	0	0	0	4
	145,743	3,235	5,877	430,895	39,319	320,585

Liabilities:
Payable for investments purchased	$170	$100	$500	$0	$500	$0
Payable for investments purchased on a delayed-delivery basis	386	96	483	0	512	0
Payable for Fund shares redeemed	3,078	0	10	803	31	4,971
Dividends payable	79	0	0	314	27	225
Written options outstanding	68	0	0	351	42	60
Accrued investment advisory fee	28	1	1	81	7	56
Accrued administration fee	33	0	1	106	10	62
Accrued distribution fee	0	0	0	50	0	8
Accrued servicing fee	10	0	0	45	5	30
Variation margin payable	13	0	0	759	0	539
Swap premium received	0	0	0	2,160	0	0
Unrealized depreciation on swap agreements	180	0	0	0	0	3,240
	4,045	197	995	4,669	1,134	9,191

Net Assets	$141,698	$3,038	$4,882	$426,226	$38,185	$311,394

Net Assets Consist of:
Paid in capital	$142,515	$3,029	$4,793	$417,318	$37,537	$323,302
Undistributed (overdistributed) net investment income	290	0	0	440	(7)	(2)
Accumulated undistributed net realized gain (loss)	(4,818)	2	24	(9,940)	116	(8,866)
Net unrealized appreciation (depreciation)	3,711	7	65	18,408	539	(3,040)
	$141,698	$3,038	$4,882	$426,226	$38,185	$311,394

Net Assets:
Institutional Class	$97,478	$3,018	$3,832	$212,565	$13,966	$148,123
Administrative Class	1,776	0	0	1,035	0	10
Other Classes	42,444	20	1,050	212,626	24,219	163,261

Shares Issued and Outstanding:
Institutional Class	9,797	301	374	20,608	1,281	14,867
Administrative Class	179	0	0	100	0	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.95	$10.03	$10.25	$10.31	$10.90	$9.96
Administrative Class	9.95	NA	NA	10.31	NA	9.96

Cost of Investments Owned	$137,390	$3,005	$5,513	$404,705	$38,291	$309,583
Premiums Received on Written Options	$42	$0	$0	$94	$11	$16

16	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2006 (Unaudited)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund (1)	High Yield Municipal Bond Fund (2)	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
(Amounts in thousands)

Investment Income:
Interest	$3,197	$10	$34	$9,217	$720	$5,899
Miscellaneous income	0	0	0	0	1	3
Total Income	3,197	10	34	9,217	721	5,902

Expenses:
Investment advisory fees	163	1	2	463	39	303
Administration fees	190	0	2	608	53	351
Distribution and/or servicing fees - Administrative Class	2	0	0	1	0	0
Distribution and/or servicing fees - Other Classes	59	0	0	547	30	231
Trustees’ fees	0	0	0	1	0	0
Miscellaneous expense	0	0	0	1	0	1
Total Expenses	414	1	4	1,621	122	886

Net Investment Income	2,783	9	30	7,596	599	5,016

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(274)	2	26	(689)	(4)	(529)
Net realized gain (loss) on futures contracts, options and swaps	(8)	0	(2)	449	70	3,060
Net change in unrealized appreciation on investments	2,189	9	77	6,688	504	3,522
Net change in unrealized (depreciation) on futures contracts, options and swaps	(128)	(2)	(12)	(971)	(46)	(6,001)
Net Gain	1,779	9	89	5,477	524	52

Net Increase in Net Assets Resulting from Operations	$4,562	$18	$119	$13,073	$1,123	$5,068

(1) Period from August 31, 2006 to September 30, 2006.

(2) Period from July 31, 2006 to September 30, 2006.

Semiannual Report	September 30, 2006	17

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Period from August 31, 2006 to September 30, 2006 (Unaudited)	Period from July 31, 2006 to September 30, 2006 (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,783	$5,015	$9	$30
Net realized gain (loss)	(282)	(1,193)	2	24
Net change in unrealized appreciation (depreciation)	2,061	(659)	7	65
Net increase resulting from operations	4,562	3,163	18	119

Distributions to Shareholders:
From net investment income
Institutional Class	(1,898)	(3,271)	(9)	(29)
Administrative Class	(32)	(64)	0	0
Other Classes	(853)	(1,689)	0	(1)
From net realized capital gains
Institutional Class	0	0	0	0
Administrative Class	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(2,783)	(5,024)	(9)	(30)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	10,265	39,687	3,000	3,730
Administrative Class	0	0	0	0
Other Classes	3,111	18,393	20	1,044
Issued as reinvestment of distributions
Institutional Class	1,750	3,014	9	28
Administrative Class	32	64	0	0
Other Classes	575	1,079	0	1
Cost of shares redeemed
Institutional Class	(9,353)	(24,612)	0	(10)
Administrative Class	0	(78)	0	0
Other Classes	(10,539)	(18,837)	0	0
Net increase (decrease) resulting from Fund share transactions	(4,159)	18,710	3,029	4,793

Fund Redemption Fee	0	12	0	0

Total Increase (Decrease) in Net Assets	(2,380)	16,861	3,038	4,882

Net Assets:
Beginning of period	144,078	127,217	0	0
End of period*	$141,698	$144,078	$3,038	$4,882

*Including undistributed (overdistributed) net investment income of:	$290	$290	$0	$0

18	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$7,596	$12,515	$599	$822	$5,016	$10,561
(240)	(2,774)	66	82	2,531	(3,067)
5,717	3,248	458	(172)	(2,479)	2,519
13,073	12,989	1,123	732	5,068	10,013

(4,100)	(5,631)	(203)	(155)	(2,280)	(3,828)
(21)	(48)	0	0	0	0
(3,481)	(6,238)	(396)	(667)	(2,728)	(6,735)

0	0	0	(5)	0	0
0	0	0	0	0	0
0	0	0	(24)	0	0

(7,602)	(11,917)	(599)	(851)	(5,008)	(10,563)

31,060	99,626	6,778	5,630	91,298	58,267
45	94	0	0	0	0
37,527	53,874	2,513	8,208	24,342	54,454

3,843	5,140	171	140	2,070	3,287
18	42	0	0	0	0
1,970	3,622	276	478	1,671	4,007

(23,824)	(37,729)	(762)	(1,122)	(51,449)	(73,749)
(168)	(1,712)	0	0	0	0
(30,626)	(47,321)	(2,377)	(4,615)	(46,845)	(156,714)
19,845	75,636	6,599	8,719	21,087	(110,448)

3	6	0	1	8	7

25,319	76,714	7,123	8,601	21,155	(110,991)

400,907	324,193	31,062	22,461	290,239	401,230
$426,226	$400,907	$38,185	$31,062	$311,394	$290,239

$440	$446	$(7)	$(7)	$(2)	$(10)

Semiannual Report	September 30, 2006	19

Schedule of Investments  California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.5%

ARKANSAS 0.7%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	$1,000	$1,013

CALIFORNIA 81.0%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,208

Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	478

Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2012	225	231

Burbank, California Community Facilities District Special Tax Revenue Notes, Series 2006
4.000% due 12/01/2009	100	100

California Educational Facilities Authority Revenue Bonds, Series 1997
5.700% due 10/01/2015	135	141

California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	807

California Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,423

California Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	2,073

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,087

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,100

California State Coast Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2018	1,000	1,083

California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	128

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	368

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	573
5.000% due 10/01/2013	570	608

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	909

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	163

California State Health Facilities Financing Authority Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	350	365

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	$500	$520

California State Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2005
5.000% due 03/01/2013	1,000	1,076

California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,164

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	545	540

California State Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,080

California State Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,048
5.250% due 05/15/2025	1,000	1,027

California State Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,068
6.750% due 07/01/2032 (g)	1,300	1,413

California State Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035	3,400	3,335

California State Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	903

California State Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,051

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,060

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (c)	4,500	3,737

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,021

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	523

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	730	798

Capistrano, California Unified School District Special Tax Bonds, Series 1997
7.100% due 09/01/2021	725	762

Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,617

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	$700	$717
5.375% due 09/01/2017	800	823

Chico, California Public Financing Authority Tax Allocation Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	494

Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	246
6.400% due 09/01/2018	120	129

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,102

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,034

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,230

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,264

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	925

Fullerton, California Public Financing Authority Tax Allocation Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 09/01/2012	600	646

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,875	3,892
5.625% due 06/01/2038	5,000	5,588

Golden State, California Tobacco Securitization Corporations, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	1,000	1,118

Irvine, California Special Tax Notes, Series 2006
3.950% due 09/01/2007	225	226

Lancaster, California Financing Authority Tax Allocation Revenue Bonds, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,273

Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	214

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2013	1,000	1,090

Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,611

Los Angeles, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	151

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,461

20	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	$30	$31

Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,286

Metropolitan Water District of Southern California General Obligation Bonds, Series 1993
7.250% due 03/01/2007	150	152

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,898

Modesto, California Wastewater Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,395

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	337

Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (Assured Guarantee Insured), Series 2006
4.750% due 09/01/2036	2,100	2,147

Oak Grove, California School District General Obligation Notes, (MBIA Insured), Series 2005
5.250% due 08/01/2013	540	596

Oakland, California Redevelopment Agency Tax Allocation Bonds, (FGIC Insured), Series 2003
5.500% due 09/01/2015	2,250	2,494

Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	472
5.700% due 08/15/2012	485	504
5.800% due 08/15/2013	600	625
6.200% due 08/15/2018	1,025	1,075

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,554

Placer County, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2006
4.750% due 08/01/2036	1,350	1,377

Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,000	1,023

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,274

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	170

Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	266

Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	$755	$888

Sacramento, California Municipal Utility District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2014	1,000	1,095

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,409

San Francisco, California City & County Airport Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	311

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,197

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,477

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	945	970

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	654

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,094

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,081

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	90	98

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,976

South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	548

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	500	502

Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,339

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,510

		114,783

FLORIDA 0.4%
Escambia County, Florida Environmental Improvement Revenue Bonds, Series 2006
5.000% due 08/01/2026	500	503

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
LOUISIANA 0.7%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	$1,000	$1,057

MARYLAND 0.3%
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031 (a)	400	395

MICHIGAN 0.4%
Michigan State Solid Waste Disposal Revenue Notes, Series 2004
4.500% due 12/01/2013	500	503

MONTANA 0.3%
Hardin, Montana Tax Increment Infrastructure Development Revenue Bonds Series 2006
0.000% due 09/01/2031 (c)	830	499

NEW JERSEY 0.3%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	245	282

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	163

		445

NEW YORK 0.8%
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,101

PUERTO RICO 9.1%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	1,001

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	1,000	1,037

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026	1,175	1,234

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	156

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,023

Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,673

Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,248

Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,504

		12,876

See Accompanying Notes	Semiannual Report	September 30, 2006	21

Schedule of Investments California Intermediate Municipal Bond Fund (Cont.)	(Unaudited) September 302006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TEXAS 0.3%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.990% due 02/15/2024	$250	$262

Houston, Texas Apartment Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

		362

VIRGIN ISLANDS 4.2%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,087

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,378

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Virgin Islands Public Finance Authority Revenue Notes, Series 1998
5.500% due 10/01/2007	$1,500	$1,524

		5,989

Total Municipal Bonds & Notes (Cost $135,642)		139,526

SHORT-TERM INSTRUMENTS 1.2%

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
4.900% due 10/02/2006	1,148	1,148

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.875% due 04/30/2011 valued at $1,176. Repurchase proceeds are $1,148.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.4%
4.830% due 11/30/2006 - 12/14/2006 (b)(d)	$605	$599

Total Short-Term Instruments (Cost $1,748)		1,747

Total Investments 99.7% (Cost $137,390)		$141,273

Written Options (f) (0.0%) (Premiums $42)		(68)

Other Assets and Liabilities (Net) 0.3%		493

Net Assets 100.0%		$141,698

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $599 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	25	$14
90-Day Eurodollar June Futures	Long	06/2007	25	1
90-Day Eurodollar March Futures	Long	03/2008	25	16
90-Day Eurodollar September Futures	Long	09/2007	125	5
U.S. Treasury 5-Year Note December Futures	Long	12/2006	58	38
U.S. Treasury 10-Year Note December Futures	Short	12/2006	20	(17)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	10	(23)

				$34

(e)	Swap agreements outstanding on September 30, 2006:

Total Return Swap
Counterparty	Pay	Receive Total Return	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	4.390%	30-year Municipal Market Data Index	11/16/2006	$5,000	$(180)

(f)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Future Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	40	$20	$52
Call - CBOT U.S. Treasury 10-Year Note December Futures	109.000	11/21/2006	50	10	14
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	40	9	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	50	3	1

				$42	$68

(g)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
California State Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,413	1.00%

22	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments California Short Duration Municipal Income Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 96.6%

CALIFORNIA 86.7%
California Health Facilities Financing Authority Revenue Bonds, Series 2004
3.590% due 07/01/2033	$100	$100

California Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2000
3.470% due 08/01/2015	100	100

California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.580% due 04/01/2036	100	100

California State Department of Water Resources Revenue Notes, Series 2005
3.600% due 05/01/2011	150	150

California State Economic Recovery Revenue Bonds, (XLCA-ST-GTD Insured), Series 2004
3.550% due 07/01/2023	110	110

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	164

Fresno, California Revenue Bonds, Series 2000
3.500% due 12/01/2030	150	150

Golden State, California Tobacco Securitization Corporations, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	100	112

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	202

Los Angeles County, California Revenue Bonds, (AMBAC Insured), Series 1996
3.570% due 06/30/2007	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
3.680% due 07/01/2034	$150	$150

Metropolitan Water District of Southern California Revenue Bonds, Series 2004
3.630% due 07/01/2023	150	150

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	110

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	165

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.375% due 09/01/2016	215	216

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	210

Turlock, California Health Facilities Certificates of Participation, Series 2004
3.750% due 10/15/2007	140	139

Upland California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	105

		2,633

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DELAWARE 3.3%
Delaware State Economic Development Authority Revenue Bonds, Series 1985
3.700% due 12/01/2015	$100	$100

TEXAS 3.3%
Texas State Municipal Power Agency Revenue Notes, Series 2006
4.500% due 08/31/2007	100	101

WASHINGTON 3.3%
King County, Washington Sewer Revenue Bonds, Series 2001
3.780% due 01/01/2032	100	100

Total Municipal Bonds & Notes (Cost $2,926)		2,934

SHORT-TERM INSTRUMENTS 2.6%

REPURCHASE AGREEMENTS 2.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	69	69

(Dated 09/29/2006. Collateralized by Fannie Mae 3.000% due 08/15/2007 valued at $74. Repurchase proceeds are $69.)

U.S. TREASURY BILLS 0.3%
4.811% due 11/30/2006 (a)	10	10

Total Short-Term Instruments (Cost $79)		79

Total Investments 99.2% (Cost $3,005)		$3,013

Other Assets and Liabilities (Net) 0.8%		25

Net Assets 100.0%		$3,038

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/2006	2	$(2)

See Accompanying Notes	Semiannual Report	September 30, 2006	23

Schedule of Investments High Yield Municipal Bond Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 110.8%

ALABAMA 1.0%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	$50	$50

CALIFORNIA 7.2%
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	200	198

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	150	153

		351

COLORADO 10.4%
Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	506

ILLINOIS 4.2%
Illinois Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	207

INDIANA 2.2%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	106

IOWA 4.1%
Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	202

MARYLAND 10.1%
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031 (a)	500	494

MICHIGAN 2.1%
Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100	100

MINNESOTA 9.3%
Buffalo, Minnesota Revenue Bonds, Series 2006
5.500% due 09/01/2033	250	251

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	202

		453

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MISSOURI 15.4%
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	$250	$254

Grindstone Plaza Transportation Development District Missouri Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031 (a)	250	250
5.550% due 10/01/2036 (a)	250	250

		754

MONTANA 10.2%
Hardin, Montana Tax Increment Infrastructure Development Revenue Bonds, Series 2006
0.000% due 09/01/2031 (c)	830	499

NEW JERSEY 1.3%
New Jersey Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	63

NEW YORK 11.1%
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	200	203

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	159

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	178

		540

NORTH CAROLINA 1.3%
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	65

PENNSYLVANIA 3.1%
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	152

RHODE ISLAND 6.0%
Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185	186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	$100	$106

		292

SOUTH CAROLINA 3.4%
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	167

TENNESSEE 3.1%
Maury County, Tennessee Industrial Development Board Revenue Bonds, (Guarantee Agreement GM Insured), Series 1994
6.500% due 09/01/2024	150	152

VIRGINIA 2.2%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	105

WISCONSIN 3.1%
Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	152

Total Municipal Bonds & Notes (Cost $5,333)		5,410

SHORT-TERM INSTRUMENTS 3.7%

REPURCHASE AGREEMENTS 3.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006	150	150

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $156. Repurchase proceeds are $150.)

U.S. TREASURY BILLS 0.6%
4.850% due 11/30/2006 - 12/14/2006 (b)(d)	30	30

Total Short-Term Instruments (Cost $180)		180

Total Investments 114.5% (Cost $5,513)		$5,590

Other Assets and Liabilities (Net) (14.5%)		(708)

Net Assets 100.0%		$4,882

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $30 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	6	$(12)

24	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments Municipal Bond Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.0%

ALABAMA 2.2%
Alabama 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,438

Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	3,600	3,366

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,527

		9,331

ALASKA 0.5%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	551

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,602

		2,153

ARIZONA 2.0%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,045

Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	3,000	3,276

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	2,000	2,169

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	30	31

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	1,035	1,084

		8,605

ARKANSAS 0.5%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	2,026

CALIFORNIA 5.0%
Bakersfield, California Certificate of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,660

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,693

California State Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,560

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	$630	$667

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,489

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	425

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2043	3,800	4,219

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,041
0.000% due 08/01/2016	1,400	942

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	961
4.800% due 09/01/2017	875	895

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	428

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,459

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	1,000	1,005

		21,444

COLORADO 1.2%
Colorado Springs, Colorado School District No. 11 Facilities Corporation General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2006
5.250% due 12/01/2019	2,000	2,274

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	55	56

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	35	35
6.750% due 04/01/2015	50	50

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,411

Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,398

		5,224

CONNECTICUT 1.6%
Connecticut State General Obligation Notes, Series 2001
7.065% due 06/15/2010	5,000	6,041

Hartford, Connecticut General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2013	500	541

		6,582

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FLORIDA 1.7%
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	$290	$323

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,383

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
4.193% due 10/01/2015	500	502

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	961

		7,169

GEORGIA 0.9%
Atlanta, Georgia Metropolitan Rapid Transit Authority Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2014	2,050	2,234

Georgia State Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,338

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	217

		3,789

HAWAII 1.6%
Hawaii State Housing Financial & Development Corporations Revenue Bonds, (FNMA Insured), Series 1998
4.850% due 07/01/2029	110	110

Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,035

Honolulu, Hawaii City & County General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 07/01/2014	5,000	5,434

		6,579

ILLINOIS 11.2%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	543

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	315

Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,155

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,152

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2005
5.000% due 01/01/2015	7,000	7,594

See Accompanying Notes	Semiannual Report	September 30, 2006	25

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Chicago, Illinois Metropolitan Water Reclamation District General Obligation Notes, Series 2002
5.000% due 12/01/2011	$2,300	$2,447

Chicago, Illinois Sales Tax Revenue Bonds, (FSA Insured), Series 2005
5.000% due 01/01/2019	5,000	5,377

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,281

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,695

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	105
0.000% due 12/01/2014	255	181
0.000% due 12/01/2015	1,885	1,274

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	101

Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	315	315

Illinois State General Obligation Notes, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,652

Illinois State General Obligation Notes, Series 2006
5.000% due 01/01/2014	3,100	3,346

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	823

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	700

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,373

Lake Cook-Dane & McHenry Counties, Illinois Community Unit School Districts General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,935

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,532
9.000% due 02/01/2009	650	727
9.000% due 02/01/2011	690	834
9.000% due 02/01/2012	1,065	1,330

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	884

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,944

		47,615

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDIANA 3.1%
Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	$1,395	$1,515

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2001
4.400% due 01/15/2012	170	175

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2002
4.500% due 01/15/2013	190	196

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2003
4.650% due 01/15/2014	210	218

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2004
4.750% due 01/15/2015	235	244

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2005
4.850% due 01/15/2016	295	307

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2001
4.750% due 07/15/2009	200	205

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2002
5.000% due 07/15/2010	180	188

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2003
4.250% due 07/15/2011	290	297

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	790

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,679

Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	5,300	5,550

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,145

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	427
5.200% due 02/01/2012	230	244
5.500% due 02/01/2015	180	192

		13,372

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KENTUCKY 0.7%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	$2,760	$3,083

LOUISIANA 3.7%
Louisiana State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 10/15/2016	6,000	6,555

Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.990% due 04/01/2019	2,850	3,146

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	165	173

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	2,113
7.256% due 11/15/2031	3,500	3,864

		15,851

MASSACHUSETTS 1.1%
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.594% due 01/01/2017	1,000	1,072

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	1,023

Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	250	254

Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	211

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	555

Massachusetts State School Building Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 08/15/2014	1,280	1,395

		4,601

MICHIGAN 2.2%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,855

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,413

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	54

26	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	$1,000	$1,078

Rochester, Michigan Community School District General Obligation Bonds, (MBIA Q-SBLF Insured), Series 1997
5.000% due 05/01/2019	750	827

Rochester, Michigan Community School District General Obligation Notes, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,070

		9,297

MISSOURI 0.6%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	300	303

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	377

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	570	595

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,263

		2,538

NEVADA 2.2%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	2,610	2,835

Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/15/2014	5,180	5,613

Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	1,000	1,096

		9,544

NEW JERSEY 8.1%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	563
5.250% due 02/15/2010	570	589

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,240
5.600% due 01/01/2012	1,000	1,005
6.000% due 11/01/2028	3,500	3,553
6.375% due 04/01/2018	1,500	1,763
6.375% due 04/01/2031	10,000	11,753
6.500% due 04/01/2031	2,115	2,507
6.625% due 09/15/2012	3,500	3,732
6.800% due 04/01/2018	730	839

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	559

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,792
6.375% due 06/01/2032	1,000	1,098

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New Jersey, New Jersey Transportation Trust Fund Authority Revenue Bonds, (MBIA Insured), Series 2004
5.500% due 12/15/2015	$1,500	$1,696

		34,689

NEW MEXICO 1.3%
New Mexico State Finance Authority Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 06/15/2012	5,000	5,357

Santa Fe County, New Mexico Revenue Notes, Series 1998
5.250% due 05/15/2007	315	316

		5,673

NEW YORK 10.2%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	3,006

New York City, New York General Obligation Bonds, Series 2005
5.000% due 04/01/2035	9,690	10,119

New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,162

New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,246

New York City, New York General Obligation Revenue Bonds, Series 2004
5.000% due 08/01/2015	2,000	2,151

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,601

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	820	864

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,853

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,219

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
5.500% due 06/15/2017	2,850	3,278

New York State TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	3,550	3,602

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,207

New York, New York Industrial Development Agency Revenue Bonds, (FGIC-MBIA Insured), Series 2006
7.230% due 03/01/2027	1,200	1,206

		43,514

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NORTH CAROLINA 1.9%
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	$550	$582

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,038

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2003
5.500% due 01/01/2012	4,000	4,291

North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	2,050	2,250

		8,161

OHIO 2.1%
Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	5,255	5,683

Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,197
5.375% due 12/01/2021	1,750	1,904

		8,784

OKLAHOMA 1.1%
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,358

Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	1,035	241

		4,599

PENNSYLVANIA 1.8%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	793

Beaver County, Pennsylvania Industrial Development Authority Pollution Control Revenue Bonds, Series 2006
3.800% due 01/01/2035	4,100	4,100

Commonwealth of Pennsylvania State General Obligation Bonds, Series 2004
5.000% due 09/01/2018	1,750	1,882

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	101

Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	748

		7,624

PUERTO RICO 0.6%
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	163

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	806

See Accompanying Notes	Semiannual Report	September 30, 2006	27

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	$1,500	$1,535

		2,504

RHODE ISLAND 2.1%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,437
6.250% due 06/01/2042	6,025	6,392

		8,829

SOUTH CAROLINA 1.1%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,595

South Carolina State General Obligation Notes, Series 2005
5.000% due 08/01/2014	1,065	1,164

South Carolina State Medical University Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,063

		4,822

TENNESSEE 2.4%
Nashville & Davidson County, Tennessee Metropolitan Government Health & Educational Revenue Notes, (RADIAN Insured), Series 1998
4.450% due 08/01/2007	1,000	1,005

Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,042

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,143

Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	695	711

Tennessee Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	6,000	6,469

		10,370

TEXAS 11.7%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	3,036

Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	640	667

Brazos River, Texas Authority Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,623

Harris County, Texas General Obligation Bonds, (MBIA-IBC Insured), Series 1997
5.100% due 08/15/2015	250	253

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
5.960% due 07/01/2025	$2,500	$2,552

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,066

Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	369

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,143

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/15/2035	4,730	4,963

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,084

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,697

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	1,000	502

North Texas Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	5,000	5,263

North Texas State Health Facilities Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,097

North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	261

Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,861

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	805

Rio Grande, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	1,975

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,057

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,094

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	234

Tarrant County, Texas College District General Obligation Revenue Notes, Series 2005
5.000% due 02/15/2014	3,360	3,632

Texas Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,014

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Texas State Leander Independent School District General Obligation Revenue Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	$1,195	$527

Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,557

University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2012	1,000	1,084

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	495

		49,911

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,654

VIRGINIA 1.7%
Newport News, Virginia General Obligation Bonds, (State Aid Withholding Insured), Series 2002
5.000% due 07/01/2022	1,000	1,066

Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,042

Virginia State Public Building Authority Revenue Notes, Series 2005
5.000% due 08/01/2014	4,790	5,223

		7,331

WASHINGTON 5.1%
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,014

University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,778

Washington State Energy Northwest Revenue Notes, Series 2005
5.000% due 07/01/2014	5,000	5,406

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,432

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,460

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,520

		21,610

WEST VIRGINIA 0.7%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,965

28	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WISCONSIN 3.7%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	$1,420	$1,523
5.000% due 10/01/2019	1,040	1,116

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	387

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	106
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	106
5.100% due 06/01/2022	100	106
5.100% due 06/01/2023	100	106
5.250% due 06/01/2016	50	54
5.250% due 06/01/2017	50	54

Wisconsin State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,242

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	$5,000	$5,351

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	1,255	1,314

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	2,005	2,086

		15,761

Total Municipal Bonds & Notes (Cost $401,659)		417,604

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.900% due 10/02/2006	2,005	2,005

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $2,045. Repurchase proceeds are $2,006.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.2%
4.822% due 11/30/2006 - 12/14/2006 (a)(c)	$1,050	$1,040

Total Short-Term Instruments (Cost $3,046)		3,045

Total Investments 98.7% (Cost $404,705)		$420,649

Written Options (e) (0.1%) (Premiums $94)		(351)

Other Assets and Liabilities (Net) 1.4%		5,928

Net Assets 100.0%		$426,226

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities with an aggregate market value of $1,040 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note December Futures	Long	12/2006	62	$63

(d)	Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$2,658

(e)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	510	$94	$351

(f)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	9/20/2002	$1,504	$1,557	0.37%

See Accompanying Notes	Semiannual Report	September 30, 2006	29

Schedule of Investments  New York Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 95.1%

ARKANSAS 0.7%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	$250	$262

ILLINOIS 1.4%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	515

NEW YORK 78.2%
Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	155

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,134

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	538

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	102

Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	600

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	501

New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	100	102

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	274

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	264

New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	542

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	528

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	258

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	264

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	538

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	$525	$551
5.250% due 02/01/2029	500	531

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	647

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	416

New York Sales Tax Asset Receivables Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,098

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	285

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.510% due 08/15/2022	250	262

New York State Dormitory Authority Revenue Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2030	750	786

New York State Dormitory Authority Revenue Bonds, Series 1997
3.720% due 07/01/2012	265	265

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	160

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	444

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	787

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2026 (a)	500	514

New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,035

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	153

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	482

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	266

New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	538

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	882

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	$500	$503
5.000% due 06/15/2014	400	428
5.500% due 06/15/2017	1,000	1,150

New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	537

New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,053

New York State Local Government Assistance Corporations Revenue Bonds, (FGIC Insured), Series 2003
3.620% due 04/01/2021	500	500

New York State Local Government Assistance Corporations Revenue Bonds, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	362

New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	155

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	209

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,048

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031 (a)	500	500

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	539

New York State Thruway Authority Highway & Bridge Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2015	500	546

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	262

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	543

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	535

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	528

New York State TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	300	304

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	805

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	535

30	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Urban Development Corp. Revenue Notes, Series 2003
5.000% due 03/15/2011	$495	$524

New York, New York Industrial Development Agency Revenue Bonds, (FGIC-MBIA Insured), Series 2006
7.230% due 03/01/2027	500	503

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	541

Schenectady, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	545

Spencerport, New York Central School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	266

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	547

		29,870

PUERTO RICO 11.3%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	1,001

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	$200	$223

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,114

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	108

Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,023

Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	593

		4,322

TEXAS 2.8%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	537

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	411

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	125

		1,073

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIRGIN ISLANDS 0.7%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	$250	$276

Total Municipal Bonds & Notes (Cost $35,741)		36,318

SHORT-TERM INSTRUMENTS 6.7%

REPURCHASE AGREEMENTS 6.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	2,406	2,406

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 6.500% due 02/15/2010 valued at $2,458. Repurchase proceeds are $2,407.)

U.S. TREASURY BILLS 0.4%
4.768% due 12/14/2006 (b)(c)	145	143

Total Short-Term Instruments (Cost $2,550)		2,549

Total Investments 101.8% (Cost $38,291)		$38,867

Written Options (d) (0.1%) (Premiums $11)		(42)

Other Assets and Liabilities (Net) (1.7%)		(640)

Net Assets 100.0%		$38,185

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $143 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/2006	9	$(8)

(d)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	61	$11	$42

See Accompanying Notes	Semiannual Report	September 30, 2006	31

Schedule of Investments  Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.5%

ALABAMA 2.9%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	$3,500	$3,273

Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,128
5.250% due 01/01/2013	4,350	4,672

		9,073

ALASKA 0.6%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2001
3.750% due 12/01/2030	485	485

North Slope Boro, Alaska General Obligation Notes, (MBIA Insured), Series 2000
0.000% due 06/30/2008	1,345	1,264

		1,749

ARIZONA 4.0%
Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,333
5.000% due 08/01/2012	2,305	2,473

Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	2,000	2,184

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,067

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	3,000	3,254

		12,311

CALIFORNIA 5.4%
California State Public Works Board Lease Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,575

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	656

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	6,445	6,474
6.250% due 06/01/2033	2,285	2,517

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,655

Pittsburg, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	878

		16,755

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONNECTICUT 0.2%
New Britain, Connecticut General Obligation Notes, Series 2003
4.000% due 04/15/2007	$560	$561

DISTRICT OF COLUMBIA 0.1%
District of Columbia General Obligation Bonds, (MBIA Insured), Series 2002
3.750% due 06/01/2031	420	420

FLORIDA 1.0%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	665	691

Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	1,038

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.359% due 12/01/2017	500	547

Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	210	215

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
7.276% due 10/01/2015	750	754

		3,245

GEORGIA 3.2%
Georgia State Municipal Electric Authority Revenue Bonds, (FSA Insured), Series 1994
3.760% due 01/01/2022	10,000	10,000

ILLINOIS 10.6%
Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,307

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2005
5.000% due 01/01/2015	13,000	14,104

De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,245

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,070

Illinois State General Obligation Notes, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,147

Illinois State Sales Tax Revenue Notes, Series 2004
5.000% due 06/15/2011	1,225	1,297

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	750

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,582

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	$1,390	$1,278

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,130
0.000% due 10/01/2010	15	13

Western Springs, Illinois Special Assessment Bonds, Series 2006
3.760% due 12/01/2025	5,000	5,000

		32,923

INDIANA 1.2%
Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	3,700	3,875

KANSAS 0.1%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	374

MASSACHUSETTS 6.3%
Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,667

Commonwealth of Massachusetts General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,035

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.634% due 01/01/2016	3,200	3,408

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
4.674% due 07/01/2020	7,005	7,014

Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,408

Massachusetts State Municipal Wholesale Electric Co. Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,048

Massachusetts State Port Authority Revenue Bonds, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,042

Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,855

		19,477

MICHIGAN 3.7%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,017

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,028

32	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Michigan State Municipal Bond Authority Revenue Notes, Series 2003
5.000% due 05/01/2011	$7,000	$7,406

		11,451

NEBRASKA 0.7%
University of Nebraska Revenue Notes, Series 2004
5.000% due 11/01/2006	2,050	2,052

NEVADA 2.4%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,248

Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	3,020	3,310

		7,558

NEW JERSEY 0.7%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	588

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,625

		2,213

NEW YORK 12.3%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	5,000	5,010

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,606

New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,443

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	108

New York City, New York Transitional Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,599

New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2011	1,400	1,494

New York State Dormitory Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.750% due 07/01/2009	8,085	8,422

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	888

New York State Energy Research & Development Authority Revenue Bonds, Series 2005
3.750% due 05/01/2039	300	300

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
5.500% due 06/15/2017	2,000	2,300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	$500	$537

New York State Tobacco Settlement Financing Corp. Revenue Notes, Series 2003
5.250% due 06/01/2012	4,000	4,004

New York State TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	1,700	1,725

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,146

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,138

New York, New York Industrial Development Agency Revenue Bonds, (FGIC-MBIA Insured), Series 2006
7.230% due 03/01/2027	2,700	2,714

		38,434

NORTH CAROLINA 1.0%
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,038

North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	1,750	1,921

		2,959

OHIO 3.0%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,060

Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	3,500	3,785

Ohio State Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,442

		9,287

OKLAHOMA 2.1%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	104

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,272

		6,376

OREGON 0.4%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	828
5.000% due 10/01/2012	435	455

		1,283

PUERTO RICO 4.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2035	1,400	1,470

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026	$2,600	$2,730

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	268

Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	8,000	8,187

		12,655

TENNESSEE 1.7%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	275	288

Tennessee Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	4,600	4,960

		5,248

TEXAS 13.6%
Austin, Texas General Obligation Notes, Series 2003
5.000% due 09/01/2011	2,000	2,121

Dallas, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,611

Fort Worth, Texas Water & Sewer Revenue Notes, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,668

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	11,376

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,075
6.800% due 12/15/2011	3,000	3,430

Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	428

Montgomery County, Texas General Obligation Bonds (FSA Insured), Series 2006
5.000% due 03/01/2029	4,000	4,186

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,057

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2005
3.550% due 12/01/2027	1,500	1,499

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	590	626

Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,120

University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2013	9,355	10,226

		42,423

See Accompanying Notes	Semiannual Report	September 30, 2006	33

Schedule of Investments Short Duration Municipal Income Fund (Cont.)	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIRGINIA 2.0%
Virginia State Public Building Authority Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 08/01/2014	$5,000	$5,544

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	767

		6,311

WASHINGTON 8.3%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,551

Pierce County, Washington School District No. 3 Puyallup General Obligation Notes, (FSA School Bond Insured), Series 2004
5.000% due 06/01/2011	5,990	6,338

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	2,250	2,349

Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,642

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,104

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	$2,960	$1,682

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,630

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,564

		25,860

WEST VIRGINIA 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	90	97

WISCONSIN 6.9%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,279

Milwaukee County, Wisconsin General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 10/01/2013	10,000	10,788

Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,210

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	2,065	2,120
4.500% due 11/01/2010	2,120	2,184

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	$1,000	$1,053

		21,634

Total Municipal Bonds & Notes (Cost $305,750)		306,604

SHORT-TERM INSTRUMENTS 1.2%

REPURCHASE AGREEMENTS 1.0%
State Street Bank and Trust Co.
4.900% due 10/02/2006	3,362	3,362

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2010 valued at $3,433. Repurchase proceeds are $3,363.)

U.S. TREASURY BILLS 0.2%
4.814% due 11/30/2006 - 12/14/2006 (a)(b)	475	470

Total Short-Term Instruments (Cost $3,833)		3,832

Total Investments 99.7% (Cost $309,583)		$310,436

Written Options (d) (0.0%) (Premiums $16)		(60)

Other Assets and Liabilities (Net) 0.3%		1,018

Net Assets 100.0%		$311,394

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $470 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	476	$(147)
U.S. Treasury 10-Year Note December Futures	Short	12/2006	73	(61)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	172	(401)

				$(609)

(c)	Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	$109,200	$(3,240)

(d)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	88	$16	$60

34	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2006

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollars. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Semiannual Report	September 30, 2006	35

Notes to Financial Statements  (Cont.)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Futures Contracts  Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(g) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(h) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(i) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(j) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Restricted Securities  Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

36	PIMCO Funds	Municipal Bond Funds

(Unaudited) September 30, 2006

(l) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain.

Were the U.S. Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Funds from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2006, there were no open unfunded loan commitments.

(o) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be

Semiannual Report	September 30, 2006	37

Notes to Financial Statements  (Cont.)

received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(p) U.S. Government Agencies or Government-Sponsored Enterprises   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(q) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Funds’ annual financial statements for the year ending March 31, 2007.

3.  FEES, EXPENSES AND RELATED PARTY TRANSACTIONS

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.22%	0.35%		0.35%		NA
California Short Duration Municipal Income Fund	0.20%	0.15%	NA	0.35%		0.35%		NA
High Yield Municipal Bond Fund	0.30%	0.25%	NA	0.40%		0.40%		NA
Municipal Bond Fund	0.225%	0.24%	0.24%	0.35%		0.35%		NA
New York Municipal Bond Fund	0.225%	0.22%	NA	0.35%		0.35%		NA
Short Duration Municipal Income Fund	0.20%	0.15%	0.15%	0.35%	(1)	0.35%	(2)	NA

(1) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees.

(2) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.10% of the administrative fees.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%

38	PIMCO Funds	Municipal Bond Funds

(Unaudited) September 30, 2006

AGID has contractually agreed (ending March 31, 2007) to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short Duration Municipal Income Fund	A and C

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $90,256 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

5.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$55,950	$59,451
California Short Duration Municipal Income Fund	0	0	3,623	699
High Yield Municipal Bond Fund	0	0	7,492	2,185
Municipal Bond Fund	0	0	147,221	127,534
New York Municipal Bond Fund	0	0	13,021	7,400
Short Duration Municipal Income Fund	0	29,121	146,296	96,207

6.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	California Intermediate Municipal Bond Fund		Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2006	270	$77	1,022	$262	110	$28	406	$105
Sales	460	72	1,784	253	209	30	424	52
Closing Buys	(370)	(50)	(1,127)	(194)	(205)	(32)	(537)	(92)
Expirations	0	0	(1,169)	(227)	0	0	(205)	(49)
Exercised	(180)	(57)	0	0	(53)	(15)	0	0
Balance at 09/30/2006	180	$42	510	$94	61	$11	88	$16

Semiannual Report	September 30, 2006	39

Notes to Financial Statements  (Cont.)

7.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation(1)
California Intermediate Municipal Bond Fund	$4,019	$(136)	$3,883
California Short Duration Municipal Income Fund	9	(1)	8
High Yield Municipal Bond Fund	78	(1)	77
Municipal Bond Fund	16,718	(774)	15,944
New York Municipal Bond Fund	683	(107)	576
Short Duration Municipal Income Fund	3,231	(2,378)	853

(1) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund		High Yield Municipal Bond Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Period from 08/31/2006 to 09/30/2006		Period from 07/31/2006 to 09/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,044	$10,265	4,005	$39,687	300	$3,000	372	$3,730
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	316	3,111	1,852	18,393	2	20	103	1,044
Issued as reinvestment of
Institutional Class	178	1,750	304	3,014	1	9	2	28
Administrative Class	3	32	6	64	0	0	0	0
Other Classes	59	575	108	1,079	0	0	0	1
Cost of shares redeemed
Institutional Class	(951)	(9,353)	(2,482)	(24,612)	0	0	0	(10)
Administrative Class	0	0	(8)	(78)	0	0	0	0
Other Classes	(1,064)	(10,539)	(1,898)	(18,837)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(415)	$(4,159)	1,887	$18,710	303	$3,029	477	$4,793

	Municipal Bond Fund				New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,049	$31,060	9,746	$99,626	631	$6,778	519	$5,630	9,152	$91,298	5,885	$58,267
Administrative Class	4	45	10	94	0	0	0	0	0	0	0	0
Other Classes	3,680	37,527	5,278	53,874	233	2,513	756	8,208	2,437	24,342	5,494	54,454
Issued as reinvestment of
Institutional Class	376	3,843	503	5,140	16	171	13	140	207	2,070	332	3,287
Administrative Class	1	18	4	42	0	0	0	0	0	0	0	0
Other Classes	193	1,970	354	3,622	25	276	44	478	167	1,671	405	4,007
Cost of shares redeemed
Institutional Class	(2,338)	(23,824)	(3,693)	(37,729)	(71)	(762)	(104)	(1,122)	(5,160)	(51,449)	(7,451)	(73,749)
Administrative Class	(16)	(168)	(168)	(1,712)	0	0	0	0	0	0	0	0
Other Classes	(3,003)	(30,626)	(4,634)	(47,321)	(220)	(2,377)	(426)	(4,615)	(4,693)	(46,845)	(15,825)	(156,714)
Net increase (decrease) resulting from Fund share transactions	1,946	$19,845	7,400	$75,636	614	$6,599	802	$8,719	2,110	$21,087	(11,160)	$(110,448)

40	PIMCO Funds	Municipal Bond Funds

(Unaudited) September 30, 2006

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Approval of Renewal of the Investment Advisory Contract and Administration Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the period ended June 30, 2006 and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the period ended May 31, 2006. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

42	PIMCO Funds	Municipal Bond Funds

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

Semiannual Report	September 30, 2006	43

Approval of Renewal of the Investment Advisory Contract and Administration Agreement  (Cont.)

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO continued to be excellent and favored renewal of the Agreements. The Board concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

44	PIMCO Funds	Municipal Bond Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-27587-00

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2006

Municipal Bond Funds

Share Classes	NATIONAL SHORT DURATION
A B C	PIMCO Short Duration Municipal Income Fund

NATIONAL

PIMCO Municipal Bond Fund PIMCO High Yield Municipal Bond Fund

STATE-SPECIFIC

PIMCO California Short Duration Municipal Income Fund PIMCO California Intermediate Municipal Bond Fund PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		12
Financial Highlights		28
Statements of Assets and Liabilities		32
Statements of Operations		33
Statements of Changes in Net Assets		34
Notes to Financial Statements		36
Approval of Renewal of the Investment Advisory Contract and Administration Agreement		44

FUND	Fund Summary	Schedule of Investments

California Intermediate Municipal Bond Fund	6	13
California Short Duration Municipal Income Fund	7	16
High Yield Municipal Bond Fund	8	17
Municipal Bond Fund	9	18
New York Municipal Bond Fund	10	23
Short Duration Municipal Income Fund	11	25

2	PIMCO Funds

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Municipal Bond Funds covering the six-month period ended September 30, 2006. At the end of the period, net assets for the overall PIMCO Funds family stood at approximately $205 billion. On the following pages you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the bond markets during the six-month period include:

•	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

•	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

•	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

•	Municipal bonds performed well during the period, benefiting from a persistently, positively sloped yield curve and favorable balance of supply and demand. The Lehman Brothers General Municipal Bond Index returned 3.44% for the reporting period.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our website at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk and New York state-specific risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares (where available) were first offered in (month/year): PIMCO Municipal Bond (4/98), PIMCO California Intermediate Municipal Bond (10/99), PIMCO New York Municipal Bond (10/99), and PIMCO Short Duration Municipal Income (4/02). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the end of the sixth year. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Returns charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 04/01/06 to 09/30/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	5

PIMCO California Intermediate Municipal Bond Fund	Class A:	PCMBX

Portfolio Insights

•	The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s average credit quality was AA- at the end of the six-month period, similar to the benchmark’s average of AA1/AA2.

•	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.44%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 3.73% and 3.61%, respectively, during the six-month period.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields declined across all maturities.

•	The Fund’s Class A SEC yield after fees at September 30, 2006 was 3.19%. The yield was 5.41% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.58% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. Your tax adjusted yield may differ depending on your tax bracket.

•	Hedging strategies detracted from relative performance as short-term Treasury rates increased and longer maturity Treasury rates declined.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	California municipal bonds outperformed the broader national market for the period. Yield premiums continued to tighten over the quarter as the state’s economy improved during the six-month period.

•	Exposure to zero coupon municipal bonds helped performance as rates decreased over the six-month period.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Class A	3.05%	3.82%	3.07%	—	4.53%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	-0.04%	0.70%	2.44%	—	4.08%
Lehman Brothers California Intermediate Municipal Bond Index	3.30%	3.74%	4.44%	—	5.31%
Lipper California Intermediate Municipal Debt Fund Average	2.93%	3.49%	3.60%	—	4.65%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

               PIMCO California Intermediate       Lehman Brothers California
                Municipal Bond Fund Class A    Intermediate Municipal Bond Index
               -----------------------------   ---------------------------------
    08/31/1999            $ 9,700                          $10,000
    09/30/1999              9,766                           10,064
    10/31/1999              9,691                            9,998
    11/30/1999              9,770                           10,080
    12/31/1999              9,724                            9,988
    01/31/2000              9,753                           10,044
    02/29/2000              9,813                           10,099
    03/31/2000              9,986                           10,248
    04/30/2000              9,959                           10,169
    05/31/2000             10,003                           10,197
    06/30/2000             10,189                           10,427
    07/31/2000             10,320                           10,569
    08/31/2000             10,466                           10,734
    09/30/2000             10,431                           10,672
    10/31/2000             10,495                           10,735
    11/30/2000             10,543                           10,783
    12/31/2000             10,716                           10,956
    01/31/2001             10,888                           11,151
    02/28/2001             10,904                           11,148
    03/31/2001             11,004                           11,199
    04/30/2001             10,825                           10,995
    05/31/2001             11,010                           11,187
    06/30/2001             11,072                           11,252
    07/31/2001             11,203                           11,436
    08/31/2001             11,426                           11,647
    09/30/2001             11,412                           11,614
    10/31/2001             11,467                           11,746
    11/30/2001             11,415                           11,613
    12/31/2001             11,323                           11,491
    01/31/2002             11,479                           11,726
    02/28/2002             11,578                           11,865
    03/31/2002             11,417                           11,580
    04/30/2002             11,597                           11,840
    05/31/2002             11,690                           11,956
    06/30/2002             11,764                           12,064
    07/31/2002             11,809                           12,209
    08/31/2002             11,869                           12,384
    09/30/2002             12,074                           12,671
    10/31/2002             11,860                           12,342
    11/30/2002             11,865                           12,345
    12/31/2002             12,007                           12,565
    01/31/2003             11,941                           12,494
    02/28/2003             12,035                           12,673
    03/31/2003             12,002                           12,688
    04/30/2003             11,996                           12,766
    05/31/2003             12,162                           13,058
    06/30/2003             12,115                           12,959
    07/31/2003             11,806                           12,514
    08/31/2003             11,818                           12,647
    09/30/2003             12,090                           13,043
    10/31/2003             12,105                           12,960
    11/30/2003             12,245                           13,039
    12/31/2003             12,334                           13,138
    01/31/2004             12,375                           13,226
    02/29/2004             12,524                           13,441
    03/31/2004             12,450                           13,369
    04/30/2004             12,231                           13,034
    05/31/2004             12,145                           13,026
    06/30/2004             12,218                           13,119
    07/31/2004             12,321                           13,245
    08/31/2004             12,471                           13,516
    09/30/2004             12,497                           13,555
    10/31/2004             12,562                           13,664
    11/30/2004             12,549                           13,567
    12/31/2004             12,629                           13,705
    01/31/2005             12,658                           13,796
    02/28/2005             12,656                           13,695
    03/31/2005             12,596                           13,586
    04/30/2005             12,710                           13,816
    05/31/2005             12,697                           13,869
    06/30/2005             12,748                           13,934
    07/31/2005             12,733                           13,831
    08/31/2005             12,822                           13,978
    09/30/2005             12,785                           13,909
    10/31/2005             12,716                           13,819
    11/30/2005             12,767                           13,889
    12/31/2005             12,848                           13,965
    01/31/2006             12,896                           14,012
    02/28/2006             12,944                           14,069
    03/31/2006             12,880                           13,968
    04/30/2006             12,863                           13,952
    05/31/2006             12,914                           14,044
    06/30/2006             12,888                           13,974
    07/31/2006             13,019                           14,152
    08/31/2006             13,192                           14,344
    09/30/2006             13,271                           14,430

Allocation Breakdown*

California	81.3%
Puerto Rico	9.1%
Virgin Islands	4.2%
Short-Term Instruments	1.2%
Other	4.2%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,030.48	$1,020.91
Expenses Paid During Period†	$4.22	$4.20

† Expenses are equal to the annualized expense ratio of 0.825% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO California Short Duration Municipal Income Fund	Class A:	PCDAX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 0.70%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 0.88% and 0.93%, respectively, during the one-month period.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields declined across all maturities.

•	The Fund’s Class A SEC yield after fees at September 30, 2006 was 3.37%. The yield was 5.72% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.79% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. Your tax adjusted yield may differ depending on your tax bracket.

•	Municipal bonds within California outperformed the broader national market for the period. Yield premiums continued to tighten over the quarter as the state’s economy improved.

Cumulative Total Return for the period ended September 30, 2006
Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Class A	0.55%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	-1.71%
Lehman Brothers California 1-Year Municipal Bond Index	0.42%
Lipper California Short Duration Municipal Debt Fund Average	0.45%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Allocation Breakdown

California	87.4%
Texas	3.4%
Delaware	3.3%
Washington	3.3%
Other	2.6%

*	% of Total Investments as of September 30, 2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (08/31/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,005.49	$1,021.56
Expenses Paid During Period†	$0.60	$3.55

† The actual expenses are equal to the annualized expense ratio of 0.70% for Class A, multiplied by the average account value over the period, multiplied by 31/183 (to reflect the period since the Fund commenced operations on 08/31/06). The Fund’s hypothetical expenses reflect amounts as if the Fund had been in existence for the entire fiscal half year. The annualized expense ratio of 0.70% reflects net annualized expenses after application of an expense reduction of 0.15%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	7

PIMCO High Yield Municipal Bond Fund	Class A:	PYMAX

Portfolio Insights

•	The Fund seeks high current income exempt from federal income tax with total return as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

•	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 2.19%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.42% and 2.41%, respectively, during the two-month period.

•	The Fund’s effective duration was managed above that of its benchmark throughout the six-month period, which contributed to relative performance as municipal yields declined across all maturities.

•	The Fund’s Class A SEC yield after fees at September 30, 2006 was 4.41%. The yield was 6.78% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.90% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

•	Hedging strategies detracted from performance as short-term Treasury rates increased and longer maturity Treasury rates declined.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

Cumulative Total Return for the period ended September 30, 2006
Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Class A	3.26%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	0.16%
60% Lehman Brothers High Yield Municipal Index/ 40% Lehman Brothers Municipal Index	2.22%
Lipper High Yield Municipal Debt Fund Average	2.14%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Allocation Breakdown*

Missouri	13.5%
New York	9.7%
Colorado	9.1%
Montana	8.9%
Maryland	8.8%
Minnesota	8.1%
California	6.3%
Rhode Island	5.2%
Other	30.4%

*	% of Total Investments as of 9/30/2006.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (07/31/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,032.60	$1,020.31
Expenses Paid During Period†	$1.64	$4.81

† The actual expenses are equal to the annualized expense ratio of 0.95% for Class A, multiplied by the average account value over the period, multiplied by 62/183 (to reflect the period since the Fund commenced operations on 07/31/06). The Fund’s hypothetical expenses reflect amounts as if the Fund had been in existence for the entire fiscal half year. The annualized expense ratio of 0.95% reflects net annualized expenses after application of an expense reduction of 0.01%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Municipal Bond Fund	Class A:	PMLAX
	Class B:	PMLBX
	Class C:	PMLCX

Portfolio Insights

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was AA+ at the end of the six-month period versus the benchmark’s average of AA1/AA2.

•	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.44%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 3.73% and 3.61%, respectively, during the six-month period.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which detracted from relative performance as municipal yields declined across all maturities.

•	The Fund’s Class A SEC yield after fees at September 30, 2006 was 3.19%. The yield was 4.91% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 3.54% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

•	Yield curve positioning contributed to relative performance as the yield curve flattened over the period.

•	Hedging strategies detracted from relative performance as short-term rates increased and longer Treasury rates declined.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	Exposure to zero coupon municipal bonds helped performance as rates decreased over the six-month period.

Average Annual Total Return for the period ended September 30, 2006

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Class A	3.13%	4.66%	4.36%	—	4.66%
PIMCO Municipal Bond Fund Class A (adjusted)	0.04%	1.52%	3.73%	—	4.29%
PIMCO Municipal Bond Fund Class B	2.75%	3.88%	3.59%	—	4.03%
PIMCO Municipal Bond Fund Class B (adjusted)	-2.25%	-1.12%	3.24%	—	4.03%
PIMCO Municipal Bond Fund Class C (adjusted)	1.88%	3.14%	3.85%	—	4.14%
Lehman Brothers General Municipal Bond Index	3.44%	4.45%	5.17%	—	5.41%
Lipper General Municipal Debt Fund Average	3.21%	4.16%	4.47%	—	4.44%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                 PIMCO          PIMCO           PIMCO         Lehman Brothers
            Municipal Bond  Municipal Bond  Municipal Bond   General Municipal
             Fund Class A    Fund Class B    Fund Class C        Bond Index
            --------------  --------------  --------------   -----------------
 12/31/1997    $ 9,700          $10,000        $10,000            $10,000
 01/31/1998      9,812           10,108         10,110             10,103
 02/28/1998      9,763           10,052         10,056             10,106
 03/31/1998      9,768           10,051         10,057             10,115
 04/30/1998      9,700            9,976          9,984             10,070
 05/31/1998      9,890           10,164         10,174             10,229
 06/30/1998      9,921           10,188         10,201             10,269
 07/31/1998      9,928           10,189         10,205             10,295
 08/31/1998     10,109           10,369         10,388             10,454
 09/30/1998     10,242           10,499         10,520             10,584
 10/31/1998     10,218           10,467         10,491             10,584
 11/30/1998     10,242           10,485         10,511             10,621
 12/31/1998     10,251           10,487         10,516             10,648
 01/31/1999     10,384           10,617         10,648             10,775
 02/28/1999     10,316           10,541         10,572             10,728
 03/31/1999     10,322           10,541         10,575             10,742
 04/30/1999     10,338           10,551         10,587             10,769
 05/31/1999     10,260           10,465         10,503             10,707
 06/30/1999     10,070           10,264         10,303             10,553
 07/31/1999     10,088           10,275         10,316             10,591
 08/31/1999      9,979           10,158         10,201             10,506
 09/30/1999      9,963           10,136         10,180             10,511
 10/31/1999      9,833            9,997         10,043             10,397
 11/30/1999      9,932           10,092         10,140             10,507
 12/31/1999      9,837            9,988         10,039             10,429
 01/31/2000      9,778            9,922          9,975             10,384
 02/29/2000      9,878           10,018         10,074             10,504
 03/31/2000     10,101           10,237         10,295             10,734
 04/30/2000     10,049           10,178         10,239             10,670
 05/31/2000     10,002           10,124         10,186             10,615
 06/30/2000     10,227           10,345         10,411             10,896
 07/31/2000     10,351           10,464         10,533             11,048
 08/31/2000     10,512           10,621         10,693             11,218
 09/30/2000     10,503           10,605         10,679             11,160
 10/31/2000     10,599           10,697         10,773             11,281
 11/30/2000     10,572           10,662         10,741             11,367
 12/31/2000     10,812           10,898         10,981             11,648
 01/31/2001     10,908           10,988         11,074             11,763
 02/28/2001     11,067           11,141         11,231             11,800
 03/31/2001     11,187           11,253         11,347             11,906
 04/30/2001     11,036           11,095         11,189             11,777
 05/31/2001     11,248           11,300         11,400             11,904
 06/30/2001     11,358           11,404         11,507             11,984
 07/31/2001     11,550           11,589         11,695             12,161
 08/31/2001     11,814           11,846         11,957             12,361
 09/30/2001     11,670           11,696         11,807             12,320
 10/31/2001     11,734           11,753         11,867             12,467
 11/30/2001     11,699           11,709         11,825             12,362
 12/31/2001     11,609           11,612         11,730             12,245
 01/31/2002     11,861           11,856         11,978             12,457
 02/28/2002     12,086           12,074         12,201             12,607
 03/31/2002     11,853           11,833         11,961             12,360
 04/30/2002     12,084           12,056         12,189             12,602
 05/31/2002     12,200           12,164         12,301             12,678
 06/30/2002     12,323           12,279         12,421             12,812
 07/31/2002     12,396           12,344         12,489             12,978
 08/31/2002     12,415           12,354         12,503             13,133
 09/30/2002     12,618           12,549         12,703             13,421
 10/31/2002     12,372           12,297         12,450             13,198
 11/30/2002     12,324           12,242         12,396             13,144
 12/31/2002     12,527           12,435         12,595             13,421
 01/31/2003     12,475           12,375         12,537             13,387
 02/28/2003     12,611           12,503         12,668             13,574
 03/31/2003     12,573           12,458         12,625             13,582
 04/30/2003     12,623           12,500         12,671             13,672
 05/31/2003     12,887           12,753         12,929             13,992
 06/30/2003     12,838           12,697         12,875             13,933
 07/31/2003     12,466           12,321         12,497             13,445
 08/31/2003     12,529           12,375         12,554             13,545
 09/30/2003     12,830           12,665         12,850             13,943
 10/31/2003     12,862           12,687         12,876             13,873
 11/30/2003     13,027           12,842         13,036             14,018
 12/31/2003     13,144           12,950         13,148             14,134
 01/31/2004     13,179           12,976         13,177             14,215
 02/29/2004     13,360           13,146         13,352             14,429
 03/31/2004     13,222           13,001         13,208             14,379
 04/30/2004     13,008           12,783         12,988             14,038
 05/31/2004     12,931           12,701         12,907             13,987
 06/30/2004     12,964           12,724         12,934             14,038
 07/31/2004     13,087           12,836         13,050             14,223
 08/31/2004     13,271           13,008         13,229             14,508
 09/30/2004     13,298           13,026         13,250             14,585
 10/31/2004     13,366           13,085         13,312             14,710
 11/30/2004     13,352           13,064         13,294             14,589
 12/31/2004     13,475           13,175         13,411             14,767
 01/31/2005     13,528           13,226         13,458             14,905
 02/28/2005     13,536           13,234         13,460             14,856
 03/31/2005     13,482           13,181         13,400             14,762
 04/30/2005     13,640           13,336         13,550             14,995
 05/31/2005     13,637           13,333         13,543             15,101
 06/30/2005     13,728           13,422         13,628             15,195
 07/31/2005     13,765           13,458         13,660             15,126
 08/31/2005     13,845           13,537         13,734             15,278
 09/30/2005     13,809           13,501         13,691             15,176
 10/31/2005     13,767           13,460         13,644             15,083
 11/30/2005     13,834           13,525         13,704             15,156
 12/31/2005     13,945           13,634         13,809             15,286
 01/31/2006     14,008           13,696         13,865             15,327
 02/28/2006     14,075           13,762         13,927             15,430
 03/31/2006     14,013           13,701         13,859             15,324
 04/30/2006     14,024           13,712         13,866             15,319
 05/31/2006     14,108           13,794         13,944             15,387
 06/30/2006     14,056           13,743         13,887             15,329
 07/31/2006     14,194           13,878         14,018             15,511
 08/31/2006     14,363           14,043         14,179             15,741
 09/30/2006     14,451           14,129         14,260             15,850

Allocation Breakdown*

Texas	11.9%
Illinois	11.3%
New York	10.3%
New Jersey	8.3%
California	5.1%
Washington	5.1%
Other	48.0%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,031.33	$1,027.49	$1,028.76	$1,020.91	$1,017.20	$1,018.45
Expenses Paid During Period†	$4.23	$7.98	$6.71	$4.20	$7.94	$6.68

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.825% for Class A, 1.575% for Class B, 1.325% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	9

PIMCO New York Municipal Bond Fund	Class A:	PNYAX

Portfolio Insights

•	The Fund seeks high current income exempt from federal and New York income tax with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s average credit quality was AA+ at the end of the six-month period versus the benchmark’s average of AAA/AAA.

•	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.44%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 3.73% and 3.61%, respectively, during the six-month period.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which detracted from relative for performance as municipal yields declined across all maturities.

•	The Fund’s Class A SEC yield after fees at September 30, 2006 was 3.27%. The yield was 5.40% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 4.45%, or 5.62% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 3.78% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 3.90% for a New York City resident assuming an effective tax rate of 6.21%. Your tax adjusted yield may differ depending on your tax bracket.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	Municipal bonds within New York underperformed the broader national market for the period.

•	Exposure to zero coupon municipal bonds helped performance as rates decreased over the six-month period.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Class A	3.00%	3.77%	4.77%	—	5.86%
PIMCO New York Municipal Bond Fund Class A (adjusted)	-0.09%	0.66%	4.13%	—	5.41%
Lehman Brothers New York Insured Municipal Bond Index	3.40%	4.60%	5.50%	—	6.30%
Lipper New York Municipal Debt Fund Average	3.20%	4.14%	4.53%	—	5.22%

* Cumulative return

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                   PIMCO New York Municipal          Lehman Brothers New York
                     Bond Fund Class A             Insured Municipal Bond Index
                   ------------------------        ----------------------------
 08/31/1999               $ 9,700                            $10,000
 09/30/1999                 9,735                              9,987
 10/31/1999                 9,655                              9,848
 11/30/1999                 9,740                              9,986
 12/31/1999                 9,701                              9,883
 01/31/2000                 9,653                              9,826
 02/29/2000                 9,712                              9,973
 03/31/2000                 9,866                             10,227
 04/30/2000                 9,807                             10,129
 05/31/2000                 9,770                             10,058
 06/30/2000                10,006                             10,385
 07/31/2000                10,117                             10,522
 08/31/2000                10,321                             10,708
 09/30/2000                10,337                             10,642
 10/31/2000                10,461                             10,777
 11/30/2000                10,524                             10,871
 12/31/2000                10,731                             11,212
 01/31/2001                10,875                             11,308
 02/28/2001                10,952                             11,318
 03/31/2001                11,087                             11,442
 04/30/2001                10,998                             11,329
 05/31/2001                11,296                             11,462
 06/30/2001                11,385                             11,527
 07/31/2001                11,600                             11,705
 08/31/2001                11,897                             11,901
 09/30/2001                11,501                             11,794
 10/31/2001                11,589                             11,951
 11/30/2001                11,476                             11,848
 12/31/2001                11,408                             11,724
 01/31/2002                11,586                             11,967
 02/28/2002                11,830                             12,131
 03/31/2002                11,761                             11,886
 04/30/2002                12,010                             12,139
 05/31/2002                12,198                             12,198
 06/30/2002                12,334                             12,330
 07/31/2002                12,392                             12,501
 08/31/2002                12,426                             12,677
 09/30/2002                12,671                             13,011
 10/31/2002                12,517                             12,807
 11/30/2002                12,537                             12,741
 12/31/2002                12,682                             13,036
 01/31/2003                12,619                             12,998
 02/28/2003                12,719                             13,191
 03/31/2003                12,743                             13,210
 04/30/2003                12,783                             13,340
 05/31/2003                13,083                             13,671
 06/30/2003                13,067                             13,591
 07/31/2003                12,604                             13,059
 08/31/2003                12,735                             13,175
 09/30/2003                13,031                             13,571
 10/31/2003                13,005                             13,494
 11/30/2003                13,146                             13,643
 12/31/2003                13,252                             13,764
 01/31/2004                13,324                             13,849
 02/29/2004                13,514                             14,062
 03/31/2004                13,387                             13,990
 04/30/2004                13,125                             13,642
 05/31/2004                13,070                             13,603
 06/30/2004                13,102                             13,641
 07/31/2004                13,226                             13,832
 08/31/2004                13,423                             14,102
 09/30/2004                13,483                             14,187
 10/31/2004                13,557                             14,322
 11/30/2004                13,492                             14,186
 12/31/2004                13,693                             14,374
 01/31/2005                13,775                             14,523
 02/28/2005                13,730                             14,465
 03/31/2005                13,675                             14,361
 04/30/2005                13,850                             14,598
 05/31/2005                13,930                             14,714
 06/30/2005                14,017                             14,811
 07/31/2005                13,949                             14,712
 08/31/2005                14,076                             14,869
 09/30/2005                13,991                             14,738
 10/31/2005                13,899                             14,647
 11/30/2005                13,959                             14,719
 12/31/2005                14,065                             14,868
 01/31/2006                14,101                             14,902
 02/28/2006                14,187                             15,033
 03/31/2006                14,095                             14,909
 04/30/2006                14,092                             14,887
 05/31/2006                14,158                             14,956
 06/30/2006                14,080                             14,890
 07/31/2006                14,236                             15,083
 08/31/2006                14,437                             15,316
 09/30/2006                14,519                             15,416

Allocation Breakdown*

New York	76.8%
Puerto Rico	11.1%
Short-Term Instruments	6.6%
Texas	2.8%
Other	2.7%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,030.02	$1,020.91
Expenses Paid During Period†	$4.22	$4.20

† Expenses are equal to the annualized expense ratio of 0.825% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Short Duration Municipal Income Fund	Class A:	PSDAX
	Class C:	PSDCX

Portfolio Insights

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was AAA at the end of the six-month period, similar to the benchmark’s average of AAA/AA1.

•	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.44%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 3.73% and 3.61%, respectively, during the six-month period.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which was positive for performance as municipal yields declined across all maturities.

•	The Fund’s Class A SEC yield after fees at September 30, 2006 was 3.27%. The yield was 5.03% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 3.63% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

•	Hedging strategies detracted from relative performance as short-term rates increased and longer Treasury rates declined.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Class A	1.60%	4.02%	2.05%	—	2.89%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	-0.69%	1.65%	1.57%	—	2.56%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	0.45%	2.71%	1.70%	—	2.41%
Lehman Brothers 1-Year Municipal Bond Index	1.98%	2.80%	2.27%	—	3.18%
Lipper Short Municipal Debt Fund Average	1.81%	2.83%	2.30%	—	3.12%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                PIMCO Short          PIMCO Short
            Duration Municipal   Duration Municipal
                Income Fund          Income Fund          Lehman Brothers 1-Year
                  Class A              Class C            Municipal Bond Index
            ------------------   ------------------       ----------------------
 08/31/1999      $ 9,775              $10,000                    $10,000
 09/30/1999        9,801               10,021                     10,034
 10/31/1999        9,821               10,034                     10,056
 11/30/1999        9,849               10,057                     10,087
 12/31/1999        9,872               10,074                     10,095
 01/31/2000        9,909               10,105                     10,133
 02/29/2000        9,924               10,115                     10,164
 03/31/2000        9,966               10,151                     10,208
 04/30/2000        9,978               10,157                     10,232
 05/31/2000        9,993               10,166                     10,249
 06/30/2000       10,057               10,225                     10,333
 07/31/2000       10,107               10,269                     10,391
 08/31/2000       10,163               10,319                     10,444
 09/30/2000       10,210               10,361                     10,467
 10/31/2000       10,275               10,420                     10,517
 11/30/2000       10,300               10,439                     10,556
 12/31/2000       10,405               10,539                     10,635
 01/31/2001       10,458               10,586                     10,761
 02/28/2001       10,506               10,628                     10,796
 03/31/2001       10,544               10,660                     10,852
 04/30/2001       10,536               10,647                     10,873
 05/31/2001       10,599               10,703                     10,949
 06/30/2001       10,673               10,770                     10,992
 07/31/2001       10,727               10,818                     11,041
 08/31/2001       10,829               10,914                     11,108
 09/30/2001       10,810               10,887                     11,162
 10/31/2001       10,853               10,923                     11,211
 11/30/2001       10,865               10,928                     11,221
 12/31/2001       10,881               10,937                     11,249
 01/31/2002       10,934               10,984                     11,340
 02/28/2002       10,985               11,029                     11,381
 03/31/2002       10,955               10,993                     11,302
 04/30/2002       11,015               11,051                     11,387
 05/31/2002       11,062               11,095                     11,437
 06/30/2002       11,086               11,117                     11,493
 07/31/2002       11,089               11,118                     11,536
 08/31/2002       11,112               11,138                     11,574
 09/30/2002       11,124               11,147                     11,600
 10/31/2002       11,066               11,086                     11,583
 11/30/2002       11,098               11,115                     11,608
 12/31/2002       11,156               11,169                     11,682
 01/31/2003       11,185               11,196                     11,709
 02/28/2003       11,207               11,216                     11,739
 03/31/2003       11,181               11,188                     11,739
 04/30/2003       11,168               11,171                     11,752
 05/31/2003       11,229               11,231                     11,790
 06/30/2003       11,229               11,228                     11,805
 07/31/2003       11,188               11,185                     11,801
 08/31/2003       11,214               11,208                     11,816
 09/30/2003       11,294               11,285                     11,871
 10/31/2003       11,322               11,310                     11,858
 11/30/2003       11,370               11,355                     11,870
 12/31/2003       11,385               11,368                     11,883
 01/31/2004       11,390               11,370                     11,908
 02/29/2004       11,462               11,440                     11,950
 03/31/2004       11,378               11,354                     11,951
 04/30/2004       11,352               11,324                     11,923
 05/31/2004       11,335               11,305                     11,904
 06/30/2004       11,333               11,300                     11,916
 07/31/2004       11,381               11,345                     11,962
 08/31/2004       11,402               11,364                     12,013
 09/30/2004       11,402               11,360                     12,006
 10/31/2004       11,392               11,347                     12,006
 11/30/2004       11,415               11,367                     11,991
 12/31/2004       11,427               11,377                     12,009
 01/31/2005       11,372               11,321                     12,019
 02/28/2005       11,408               11,353                     12,017
 03/31/2005       11,400               11,343                     12,008
 04/30/2005       11,403               11,344                     12,031
 05/31/2005       11,349               11,288                     12,046
 06/30/2005       11,364               11,300                     12,096
 07/31/2005       11,429               11,361                     12,103
 08/31/2005       11,415               11,344                     12,122
 09/30/2005       11,496               11,421                     12,145
 10/31/2005       11,535               11,457                     12,148
 11/30/2005       11,576               11,495                     12,157
 12/31/2005       11,609               11,524                     12,188
 01/31/2006       11,684               11,596                     12,222
 02/28/2006       11,714               11,623                     12,234
 03/31/2006       11,770               11,676                     12,243
 04/30/2006       11,845               11,748                     12,267
 05/31/2006       11,901               11,801                     12,309
 06/30/2006       11,875               11,771                     12,321
 07/31/2006       11,904               11,797                     12,373
 08/31/2006       11,934               11,824                     12,435
 09/30/2006       11,958               11,844                     12,485

Allocation Breakdown*

Texas	13.6%
New York	12.4%
Illinois	10.6%
Washington	8.3%
Wisconsin	7.0%
Massachusetts	6.3%
California	5.4%
Other	36.4%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,015.98	$1,014.49	$1,021.56	$1,020.05
Expenses Paid During Period†	$3.54	$5.05	$3.55	$5.06

† For each class of the Fund, expenses are equal to the expense ratio for the class (0.70% for Class A, 1.00% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios of 0.70% and 1.00% reflect net annualized expenses after application of an expense reduction of 0.10%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	11

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Index/40% Lehman Brothers Municipal Index	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers General Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers 1-Year Municipal Bond Index	Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index.

Lehman Brothers California 1-Year Municipal Bond Index	Lehman Brothers California 1-Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers General Municipal Bond Index	Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index.

12	PIMCO Funds

Schedule of Investments California Intermediate Municipal Bond Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.5%

ARKANSAS 0.7%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	$1,000	$1,013

CALIFORNIA 81.0%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,208

Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	478

Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2012	225	231

Burbank, California Community Facilities District Special Tax Revenue Notes, Series 2006
4.000% due 12/01/2009	100	100

California Educational Facilities Authority Revenue Bonds, Series 1997
5.700% due 10/01/2015	135	141

California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	807

California Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,423

California Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	2,073

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,087

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,100

California State Coast Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2018	1,000	1,083

California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	128

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	368

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	573
5.000% due 10/01/2013	570	608

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	909

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	163

California State Health Facilities Financing Authority Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	350	365

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	$500	$520

California State Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2005
5.000% due 03/01/2013	1,000	1,076

California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,164

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	545	540

California State Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,080

California State Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,048
5.250% due 05/15/2025	1,000	1,027

California State Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,068
6.750% due 07/01/2032 (g)	1,300	1,413

California State Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035	3,400	3,335

California State Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	903

California State Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,051

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,060

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (c)	4,500	3,737

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,021

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	523

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	730	798

Capistrano, California Unified School District Special Tax Bonds, Series 1997
7.100% due 09/01/2021	725	762

Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,617

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	717
5.375% due 09/01/2017	800	823

Chico, California Public Financing Authority Tax Allocation Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	$230	$246
6.400% due 09/01/2018	120	129

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,102

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,034

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,230

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,264

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	925

Fullerton, California Public Financing Authority Tax Allocation Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 09/01/2012	600	646

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,875	3,892
5.625% due 06/01/2038	5,000	5,588

Golden State, California Tobacco Securitization Corporations, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	1,000	1,118

Irvine, California Special Tax Notes, Series 2006
3.950% due 09/01/2007	225	226

Lancaster, California Financing Authority Tax Allocation Revenue Bonds, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,273

Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	214

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2013	1,000	1,090

Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,611

Los Angeles, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	151

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,461

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,286

Metropolitan Water District of Southern California General Obligation Bonds, Series 1993
7.250% due 03/01/2007	150	152

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,898

See Accompanying Notes	Semiannual Report	September 30, 2006	13

Schedule of Investments  California Intermediate Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Modesto, California Wastewater Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/01/2015	$1,270	$1,395

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	337

Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (Assured Guarantee Insured), Series 2006
4.750% due 09/01/2036	2,100	2,147

Oak Grove, California School District General Obligation Notes, (MBIA Insured), Series 2005
5.250% due 08/01/2013	540	596

Oakland, California Redevelopment Agency Tax Allocation Bonds, (FGIC Insured), Series 2003
5.500% due 09/01/2015	2,250	2,494

Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	472
5.700% due 08/15/2012	485	504
5.800% due 08/15/2013	600	625
6.200% due 08/15/2018	1,025	1,075

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,554

Placer County, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2006
4.750% due 08/01/2036	1,350	1,377

Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,000	1,023

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,274

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	170

Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	266

Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,100

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	755	888

Sacramento, California Municipal Utility District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2014	1,000	1,095

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,409

San Francisco, California City & County Airport Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	311

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,197

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,477

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	$945	$970

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	654

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,094

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,081

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	90	98

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,976

South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	548

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	500	502

Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,339

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,510

		114,783

FLORIDA 0.4%
Escambia County, Florida Environmental Improvement Revenue Bonds, Series 2006
5.000% due 08/01/2026	500	503

LOUISIANA 0.7%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,057

MARYLAND 0.3%
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031 (a)	400	395

MICHIGAN 0.4%
Michigan State Solid Waste Disposal Revenue Notes, Series 2004
4.500% due 12/01/2013	500	503

MONTANA 0.3%
Hardin, Montana Tax Increment Infrastructure Development Revenue Bonds Series 2006
0.000% due 09/01/2031 (c)	830	499

NEW JERSEY 0.3%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	245	282

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	163

		445

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 0.8%
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	$1,000	$1,101

PUERTO RICO 9.1%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	1,001

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	1,000	1,037

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026	1,175	1,234

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	156

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,023

Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,673

Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,248

Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,504

		12,876

TEXAS 0.3%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.990% due 02/15/2024	250	262

Houston, Texas Apartment Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

		362

VIRGIN ISLANDS 4.2%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,087

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,378

Virgin Islands Public Finance Authority Revenue Notes, Series 1998
5.500% due 10/01/2007	1,500	1,524

		5,989

Total Municipal Bonds & Notes (Cost $135,642)		139,526

SHORT-TERM INSTRUMENTS 1.2%

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
4.900% due 10/02/2006	1,148	1,148

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.875% due 04/30/2011 valued at $1,176. Repurchase proceeds are $1,148.)

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.4%
4.830% due 11/30/2006 - 12/14/2006 (b)(d)	$605	$599

Total Short-Term Instruments (Cost $1,748)		1,747

Total Investments 99.7% (Cost $137,390)		$141,273

Written Options (f) (0.0%) (Premiums $42)		(68)

Other Assets and Liabilities (Net) 0.3%		493

Net Assets 100.0%		$141,698

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $599 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	25	$14
90-Day Eurodollar June Futures	Long	06/2007	25	1
90-Day Eurodollar March Futures	Long	03/2008	25	16
90-Day Eurodollar September Futures	Long	09/2007	125	5
U.S. Treasury 5-Year Note December Futures	Long	12/2006	58	38
U.S. Treasury 10-Year Note December Futures	Short	12/2006	20	(17)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	10	(23)

				$34

(e)	Swap agreements outstanding on September 30, 2006:

Total Return Swap
Counterparty	Pay	Receive Total Return	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	4.390%	30-year Municipal Market Data Index	11/16/2006	$5,000	$(180)

(f)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Future Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$107.000	11/21/2006	40	$20	$52
Call - CBOT U.S. Treasury 10-Year Note December Futures	109.000	11/21/2006	50	10	14
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	40	9	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	50	3	1

				$42	$68

(g)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
California State Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,413	1.00%

See Accompanying Notes	Semiannual Report	September 30, 2006	15

Schedule of Investments California Short Duration Municipal Income Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 96.6%

CALIFORNIA 86.7%
California Health Facilities Financing Authority Revenue Bonds, Series 2004
3.590% due 07/01/2033	$100	$100

California Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2000
3.470% due 08/01/2015	100	100

California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.580% due 04/01/2036	100	100

California State Department of Water Resources Revenue Notes, Series 2005
3.600% due 05/01/2011	150	150

California State Economic Recovery Revenue Bonds, (XLCA-ST-GTD Insured), Series 2004
3.550% due 07/01/2023	110	110

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	164

Fresno, California Revenue Bonds, Series 2000
3.500% due 12/01/2030	150	150

Golden State, California Tobacco Securitization Corporations, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	100	112

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	202

Los Angeles County, California Revenue Bonds, (AMBAC Insured), Series 1996
3.570% due 06/30/2007	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
3.680% due 07/01/2034	$150	$150

Metropolitan Water District of Southern California Revenue Bonds, Series 2004
3.630% due 07/01/2023	150	150

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	110

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	165

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.375% due 09/01/2016	215	216

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	210

Turlock, California Health Facilities Certificates of Participation, Series 2004
3.750% due 10/15/2007	140	139

Upland California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	105

		2,633

DELAWARE 3.3%
Delaware State Economic Development Authority Revenue Bonds, Series 1985
3.700% due 12/01/2015	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TEXAS 3.3%
Texas State Municipal Power Agency Revenue Notes, Series 2006
4.500% due 08/31/2007	$100	$101

WASHINGTON 3.3%
King County, Washington Sewer Revenue Bonds, Series 2001
3.780% due 01/01/2032	100	100

Total Municipal Bonds & Notes (Cost $2,926)		2,934

SHORT-TERM INSTRUMENTS 2.6%

REPURCHASE AGREEMENTS 2.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	69	69

(Dated 09/29/2006. Collateralized by Fannie Mae 3.000% due 08/15/2007 valued at $74. Repurchase proceeds are $69.)

U.S. TREASURY BILLS 0.3%
4.811% due 11/30/2006 (a)	10	10

Total Short-Term Instruments (Cost $79)		79

Total Investments 99.2% (Cost $3,005)		$3,013

Other Assets and Liabilities (Net) 0.8%		25

Net Assets 100.0%		$3,038

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/2006	2	$(2)

16	PIMCO Funds	See Accompanying Notes

Schedule of Investments High Yield Municipal Bond Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 110.8%

ALABAMA 1.0%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	$50	$50

CALIFORNIA 7.2%
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	200	198

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	150	153

		351

COLORADO 10.4%
Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	506

ILLINOIS 4.2%
Illinois Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	207

INDIANA 2.2%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	106

IOWA 4.1%
Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	202

MARYLAND 10.1%
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031 (a)	500	494

MICHIGAN 2.1%
Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100	100

MINNESOTA 9.3%
Buffalo, Minnesota Revenue Bonds, Series 2006
5.500% due 09/01/2033	250	251

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	202

		453

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MISSOURI 15.4%
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	$250	$254

Grindstone Plaza Transportation Development District Missouri Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031 (a)	250	250
5.550% due 10/01/2036 (a)	250	250

		754

MONTANA 10.2%
Hardin, Montana Tax Increment Infrastructure Development Revenue Bonds, Series 2006
0.000% due 09/01/2031 (c)	830	499

NEW JERSEY 1.3%
New Jersey Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	63

NEW YORK 11.1%
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	200	203

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	159

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	178

		540

NORTH CAROLINA 1.3%
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	65

PENNSYLVANIA 3.1%
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	152

RHODE ISLAND 6.0%
Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185	186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	$100	$106

		292

SOUTH CAROLINA 3.4%
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	167

TENNESSEE 3.1%
Maury County, Tennessee Industrial Development Board Revenue Bonds, (Guarantee Agreement GM Insured), Series 1994
6.500% due 09/01/2024	150	152

VIRGINIA 2.2%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	105

WISCONSIN 3.1%
Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	152

Total Municipal Bonds & Notes (Cost $5,333)		5,410

SHORT-TERM INSTRUMENTS 3.7%

REPURCHASE AGREEMENTS 3.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006	150	150

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $156. Repurchase proceeds are $150.)

U.S. TREASURY BILLS 0.6%
4.850% due 11/30/2006 - 12/14/2006 (b)(d)	30	30

Total Short-Term Instruments (Cost $180)		180

Total Investments 114.5% (Cost $5,513)		$5,590

Other Assets and Liabilities (Net) (14.5%)		(708)

Net Assets 100.0%		$4,882

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $30 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	6	$(12)

See Accompanying Notes	Semiannual Report	September 30, 2006	17

Schedule of Investments  Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.0%

ALABAMA 2.2%
Alabama 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,438

Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	3,600	3,366

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,527

		9,331

ALASKA 0.5%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	551

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,602

		2,153

ARIZONA 2.0%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,045

Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	3,000	3,276

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	2,000	2,169

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	30	31

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	1,035	1,084

		8,605

ARKANSAS 0.5%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	2,026

CALIFORNIA 5.0%
Bakersfield, California Certificate of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,660

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,693

California State Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,560

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	667

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,489

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	$1,000	$425

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2043	3,800	4,219

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,041
0.000% due 08/01/2016	1,400	942

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	961
4.800% due 09/01/2017	875	895

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	428

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,459

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	1,000	1,005

		21,444

COLORADO 1.2%
Colorado Springs, Colorado School District No. 11 Facilities Corporation General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2006
5.250% due 12/01/2019	2,000	2,274

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	55	56

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	35	35
6.750% due 04/01/2015	50	50

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,411

Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,398

		5,224

CONNECTICUT 1.6%
Connecticut State General Obligation Notes, Series 2001
7.065% due 06/15/2010	5,000	6,041

Hartford, Connecticut General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2013	500	541

		6,582

FLORIDA 1.7%
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	323

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,383

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
4.193% due 10/01/2015	500	502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	$800	$961

		7,169

GEORGIA 0.9%
Atlanta, Georgia Metropolitan Rapid Transit Authority Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2014	2,050	2,234

Georgia State Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,338

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	217

		3,789

HAWAII 1.6%
Hawaii State Housing Financial & Development Corporations Revenue Bonds, (FNMA Insured), Series 1998
4.850% due 07/01/2029	110	110

Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,035

Honolulu, Hawaii City & County General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 07/01/2014	5,000	5,434

		6,579

ILLINOIS 11.2%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	543

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	315

Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,155

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,152

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2005
5.000% due 01/01/2015	7,000	7,594

Chicago, Illinois Metropolitan Water Reclamation District General Obligation Notes, Series 2002
5.000% due 12/01/2011	2,300	2,447

Chicago, Illinois Sales Tax Revenue Bonds, (FSA Insured), Series 2005
5.000% due 01/01/2019	5,000	5,377

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,281

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,695

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	105
0.000% due 12/01/2014	255	181
0.000% due 12/01/2015	1,885	1,274

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	$125	$101

Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	315	315

Illinois State General Obligation Notes, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,652

Illinois State General Obligation Notes, Series 2006
5.000% due 01/01/2014	3,100	3,346

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	823

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	700

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,373

Lake Cook-Dane & McHenry Counties, Illinois Community Unit School Districts General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,935

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,532
9.000% due 02/01/2009	650	727
9.000% due 02/01/2011	690	834
9.000% due 02/01/2012	1,065	1,330

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	884

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,944

		47,615

INDIANA 3.1%
Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,515

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2001
4.400% due 01/15/2012	170	175

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2002
4.500% due 01/15/2013	190	196

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2003
4.650% due 01/15/2014	210	218

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2004
4.750% due 01/15/2015	235	244

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2005
4.850% due 01/15/2016	$295	$307

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2001
4.750% due 07/15/2009	200	205

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2002
5.000% due 07/15/2010	180	188

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2003
4.250% due 07/15/2011	290	297

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	790

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,679

Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	5,300	5,550

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,145

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	427
5.200% due 02/01/2012	230	244
5.500% due 02/01/2015	180	192

		13,372

KENTUCKY 0.7%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	2,760	3,083

LOUISIANA 3.7%
Louisiana State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 10/15/2016	6,000	6,555

Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.990% due 04/01/2019	2,850	3,146

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	165	173

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	2,113
7.256% due 11/15/2031	3,500	3,864

		15,851

MASSACHUSETTS 1.1%
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.594% due 01/01/2017	1,000	1,072

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	1,023

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	$90	$91

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	250	254

Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	211

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	555

Massachusetts State School Building Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 08/15/2014	1,280	1,395

		4,601

MICHIGAN 2.2%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,855

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,413

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	54

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,078

Rochester, Michigan Community School District General Obligation Bonds, (MBIA Q-SBLF Insured), Series 1997
5.000% due 05/01/2019	750	827

Rochester, Michigan Community School District General Obligation Notes, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,070

		9,297

MISSOURI 0.6%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	300	303

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	377

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	570	595

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,263

		2,538

NEVADA 2.2%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	2,610	2,835

Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/15/2014	5,180	5,613

Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	1,000	1,096

		9,544

See Accompanying Notes	Semiannual Report	September 30, 2006	19

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW JERSEY 8.1%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	$550	$563
5.250% due 02/15/2010	570	589

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,240
5.600% due 01/01/2012	1,000	1,005
6.000% due 11/01/2028	3,500	3,553
6.375% due 04/01/2018	1,500	1,763
6.375% due 04/01/2031	10,000	11,753
6.500% due 04/01/2031	2,115	2,507
6.625% due 09/15/2012	3,500	3,732
6.800% due 04/01/2018	730	839

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	559

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,792
6.375% due 06/01/2032	1,000	1,098

New Jersey, New Jersey Transportation Trust Fund Authority Revenue Bonds, (MBIA Insured), Series 2004
5.500% due 12/15/2015	1,500	1,696

		34,689

NEW MEXICO 1.3%
New Mexico State Finance Authority Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 06/15/2012	5,000	5,357

Santa Fe County, New Mexico Revenue Notes, Series 1998
5.250% due 05/15/2007	315	316

		5,673

NEW YORK 10.2%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	3,006

New York City, New York General Obligation Bonds, Series 2005
5.000% due 04/01/2035	9,690	10,119

New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,162

New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,246

New York City, New York General Obligation Revenue Bonds, Series 2004
5.000% due 08/01/2015	2,000	2,151

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,601

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	820	864

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,853

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,219

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
5.500% due 06/15/2017	2,850	3,278

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	$3,550	$3,602

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,207

New York, New York Industrial Development Agency Revenue Bonds, (FGIC-MBIA Insured), Series 2006
7.230% due 03/01/2027	1,200	1,206

		43,514

NORTH CAROLINA 1.9%
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	582

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,038

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2003
5.500% due 01/01/2012	4,000	4,291

North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	2,050	2,250

		8,161

OHIO 2.1%
Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	5,255	5,683

Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,197
5.375% due 12/01/2021	1,750	1,904

		8,784

OKLAHOMA 1.1%
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,358

Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	1,035	241

		4,599

PENNSYLVANIA 1.8%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	793

Beaver County, Pennsylvania Industrial Development Authority Pollution Control Revenue Bonds, Series 2006
3.800% due 01/01/2035	4,100	4,100

Commonwealth of Pennsylvania State General Obligation Bonds, Series 2004
5.000% due 09/01/2018	1,750	1,882

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	101

Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	748

		7,624

PUERTO RICO 0.6%
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	$750	$806

Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,500	1,535

		2,504

RHODE ISLAND 2.1%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,437
6.250% due 06/01/2042	6,025	6,392

		8,829

SOUTH CAROLINA 1.1%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,595

South Carolina State General Obligation Notes, Series 2005
5.000% due 08/01/2014	1,065	1,164

South Carolina State Medical University Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,063

		4,822

TENNESSEE 2.4%
Nashville & Davidson County, Tennessee Metropolitan Government Health & Educational Revenue Notes, (RADIAN Insured), Series 1998
4.450% due 08/01/2007	1,000	1,005

Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,042

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,143

Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	695	711

Tennessee Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	6,000	6,469

		10,370

TEXAS 11.7%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	3,036

Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	640	667

Brazos River, Texas Authority Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,623

Harris County, Texas General Obligation Bonds, (MBIA-IBC Insured), Series 1997
5.100% due 08/15/2015	250	253

Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
5.960% due 07/01/2025	2,500	2,552

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,066

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	$355	$369

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,143

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/15/2035	4,730	4,963

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,084

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,697

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	1,000	502

North Texas Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	5,000	5,263

North Texas State Health Facilities Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,097

North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	261

Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,861

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	805

Rio Grande, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	1,975

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,057

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,094

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	234

Tarrant County, Texas College District General Obligation Revenue Notes, Series 2005
5.000% due 02/15/2014	3,360	3,632

Texas Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,014

Texas State Leander Independent School District General Obligation Revenue Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	527

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	$1,400	$1,557

University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2012	1,000	1,084

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	495

		49,911

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,654

VIRGINIA 1.7%
Newport News, Virginia General Obligation Bonds, (State Aid Withholding Insured), Series 2002
5.000% due 07/01/2022	1,000	1,066

Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,042

Virginia State Public Building Authority Revenue Notes, Series 2005
5.000% due 08/01/2014	4,790	5,223

		7,331

WASHINGTON 5.1%
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,014

University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,778

Washington State Energy Northwest Revenue Notes, Series 2005
5.000% due 07/01/2014	5,000	5,406

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,432

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,460

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,520

		21,610

WEST VIRGINIA 0.7%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,965

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WISCONSIN 3.7%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	$1,420	$1,523
5.000% due 10/01/2019	1,040	1,116

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	387

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	106
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	106
5.100% due 06/01/2022	100	106
5.100% due 06/01/2023	100	106
5.250% due 06/01/2016	50	54
5.250% due 06/01/2017	50	54

Wisconsin State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,242

Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	5,000	5,351

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	1,255	1,314

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	2,005	2,086

		15,761

Total Municipal Bonds & Notes (Cost $401,659)		417,604

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.900% due 10/02/2006	2,005	2,005

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $2,045. Repurchase proceeds are $2,006.)

U.S. TREASURY BILLS 0.2%
4.822% due 11/30/2006 - 12/14/2006 (a)(c)	1,050	1,040

Total Short-Term Instruments (Cost $3,046)		3,045

Total Investments 98.7% (Cost $404,705)		$420,649

Written Options (e) (0.1%) (Premiums $94)		(351)

Other Assets and Liabilities (Net) 1.4%		5,928

Net Assets 100.0%		$426,226

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities with an aggregate market value of $1,040 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note December Futures	Long	12/2006	62	$63

See Accompanying Notes	Semiannual Report	September 30, 2006	21

Schedule of Investments Municipal Bond Fund (Cont.)	(Unaudited) September 30, 2006

(d)	Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$2,658

(e)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	510	$94	$351

(f)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	9/20/2002	$1,504	$1,557	0.37%

22	PIMCO Funds	See Accompanying Notes

Schedule of Investments New York Municipal Bond Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 95.1%

ARKANSAS 0.7%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	$250	$262

ILLINOIS 1.4%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	515

NEW YORK 78.2%
Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	155

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,134

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	538

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	102

Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	600

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	501

New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	100	102

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	274

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	264

New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	542

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	528

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	258

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	264

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	538

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	551
5.250% due 02/01/2029	500	531

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	647

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	416

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York Sales Tax Asset Receivables Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	$1,000	$1,098

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	285

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.510% due 08/15/2022	250	262

New York State Dormitory Authority Revenue Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2030	750	786

New York State Dormitory Authority Revenue Bonds, Series 1997
3.720% due 07/01/2012	265	265

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	160

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	444

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	787

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2026 (a)	500	514

New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,035

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	153

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	482

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	266

New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	538

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	882

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	500	503
5.000% due 06/15/2014	400	428
5.500% due 06/15/2017	1,000	1,150

New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	537

New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,053

New York State Local Government Assistance Corporations Revenue Bonds, (FGIC Insured), Series 2003
3.620% due 04/01/2021	500	500

New York State Local Government Assistance Corporations Revenue Bonds, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	362

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	$150	$155

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	209

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,048

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031 (a)	500	500

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	539

New York State Thruway Authority Highway & Bridge Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2015	500	546

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	262

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	543

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	535

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	528

New York State TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	300	304

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	805

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	535

New York State Urban Development Corp. Revenue Notes, Series 2003
5.000% due 03/15/2011	495	524

New York, New York Industrial Development Agency Revenue Bonds, (FGIC-MBIA Insured), Series 2006
7.230% due 03/01/2027	500	503

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	541

Schenectady, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	545

Spencerport, New York Central School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	266

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	547

		29,870

PUERTO RICO 11.3%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	1,001

See Accompanying Notes	Semiannual Report	September 30, 2006	23

Schedule of Investments New York Municipal Bond Fund (Cont.)	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	$250	$260

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	223

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,114

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	108

Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,023

Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	593

		4,322

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TEXAS 2.8%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	$805	$537

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	411

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	125

		1,073

VIRGIN ISLANDS 0.7%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	276

Total Municipal Bonds & Notes (Cost $35,741)		36,318

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 6.7%

REPURCHASE AGREEMENTS 6.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	$2,406	$2,406

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 6.500% due 02/15/2010 valued at $2,458. Repurchase proceeds are $2,407.)

U.S. TREASURY BILLS 0.4%
4.768% due 12/14/2006 (b)(c)	145	143

Total Short-Term Instruments (Cost $2,550)		2,549

Total Investments 101.8% (Cost $38,291)		$38,867

Written Options (d) (0.1%) (Premiums $11)		(42)

Other Assets and Liabilities (Net) (1.7%)		(640)

Net Assets 100.0%		$38,185

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $143 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/2006	9	$(8)

(d)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 108.000	11/21/2006	61	$11	$42

24	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short Duration Municipal Income Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.5%

ALABAMA 2.9%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	$3,500	$3,273

Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,128
5.250% due 01/01/2013	4,350	4,672

		9,073

ALASKA 0.6%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2001
3.750% due 12/01/2030	485	485

North Slope Boro, Alaska General Obligation Notes, (MBIA Insured), Series 2000
0.000% due 06/30/2008	1,345	1,264

		1,749

ARIZONA 4.0%
Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,333
5.000% due 08/01/2012	2,305	2,473

Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	2,000	2,184

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,067

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	3,000	3,254

		12,311

CALIFORNIA 5.4%
California State Public Works Board Lease Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,575

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	656

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	6,445	6,474
6.250% due 06/01/2033	2,285	2,517

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,655

Pittsburg, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	878

		16,755

CONNECTICUT 0.2%
New Britain, Connecticut General Obligation Notes, Series 2003
4.000% due 04/15/2007	560	561

DISTRICT OF COLUMBIA 0.1%
District of Columbia General Obligation Bonds, (MBIA Insured), Series 2002
3.750% due 06/01/2031	420	420

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FLORIDA 1.0%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	$665	$691

Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	1,038

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.359% due 12/01/2017	500	547

Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	210	215

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
7.276% due 10/01/2015	750	754

		3,245

GEORGIA 3.2%
Georgia State Municipal Electric Authority Revenue Bonds, (FSA Insured), Series 1994
3.760% due 01/01/2022	10,000	10,000

ILLINOIS 10.6%
Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,307

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2005
5.000% due 01/01/2015	13,000	14,104

De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,245

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,070

Illinois State General Obligation Notes, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,147

Illinois State Sales Tax Revenue Notes, Series 2004
5.000% due 06/15/2011	1,225	1,297

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	750

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,582

McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,278

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,130
0.000% due 10/01/2010	15	13

Western Springs, Illinois Special Assessment Bonds, Series 2006
3.760% due 12/01/2025	5,000	5,000

		32,923

INDIANA 1.2%
Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	3,700	3,875

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KANSAS 0.1%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	$355	$374

MASSACHUSETTS 6.3%
Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,667

Commonwealth of Massachusetts General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,035

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.634% due 01/01/2016	3,200	3,408

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
4.674% due 07/01/2020	7,005	7,014

Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,408

Massachusetts State Municipal Wholesale Electric Co. Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,048

Massachusetts State Port Authority Revenue Bonds, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,042

Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,855

		19,477

MICHIGAN 3.7%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,017

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,028

Michigan State Municipal Bond Authority Revenue Notes, Series 2003
5.000% due 05/01/2011	7,000	7,406

		11,451

NEBRASKA 0.7%
University of Nebraska Revenue Notes, Series 2004
5.000% due 11/01/2006	2,050	2,052

NEVADA 2.4%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,248

Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	3,020	3,310

		7,558

NEW JERSEY 0.7%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	588

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,625

		2,213

See Accompanying Notes	Semiannual Report	September 30, 2006	25

Schedule of Investments  Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 12.3%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	$5,000	$5,010

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,606

New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,443

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	108

New York City, New York Transitional Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,599

New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2011	1,400	1,494

New York State Dormitory Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.750% due 07/01/2009	8,085	8,422

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	888

New York State Energy Research & Development Authority Revenue Bonds, Series 2005
3.750% due 05/01/2039	300	300

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
5.500% due 06/15/2017	2,000	2,300

New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	537

New York State Tobacco Settlement Financing Corp. Revenue Notes, Series 2003
5.250% due 06/01/2012	4,000	4,004

New York State TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	1,700	1,725

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,146

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,138

New York, New York Industrial Development Agency Revenue Bonds, (FGIC-MBIA Insured), Series 2006
7.230% due 03/01/2027	2,700	2,714

		38,434

NORTH CAROLINA 1.0%
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,038

North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	1,750	1,921

		2,959

OHIO 3.0%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,060

Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	3,500	3,785

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ohio State Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	$4,190	$4,442

		9,287

OKLAHOMA 2.1%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	104

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,272

		6,376

OREGON 0.4%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	828
5.000% due 10/01/2012	435	455

		1,283

PUERTO RICO 4.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2035	1,400	1,470

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026	2,600	2,730

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	268

Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	8,000	8,187

		12,655

TENNESSEE 1.7%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	275	288

Tennessee Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	4,600	4,960

		5,248

TEXAS 13.6%
Austin, Texas General Obligation Notes, Series 2003
5.000% due 09/01/2011	2,000	2,121

Dallas, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,611

Fort Worth, Texas Water & Sewer Revenue Notes, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,668

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	11,376

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,075
6.800% due 12/15/2011	3,000	3,430

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	$400	$428

Montgomery County, Texas General Obligation Bonds (FSA Insured), Series 2006
5.000% due 03/01/2029	4,000	4,186

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,057

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2005
3.550% due 12/01/2027	1,500	1,499

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	590	626

Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,120

University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2013	9,355	10,226

		42,423

VIRGINIA 2.0%
Virginia State Public Building Authority Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 08/01/2014	5,000	5,544

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	767

		6,311

WASHINGTON 8.3%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,551

Pierce County, Washington School District No. 3 Puyallup General Obligation Notes, (FSA School Bond Insured), Series 2004
5.000% due 06/01/2011	5,990	6,338

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	2,250	2,349

Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,642

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,104

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	$2,960	$1,682

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,630

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,564

		25,860

WEST VIRGINIA 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	90	97

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WISCONSIN 6.9%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	$2,240	$2,279

Milwaukee County, Wisconsin General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 10/01/2013	10,000	10,788

Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,210

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	2,065	2,120
4.500% due 11/01/2010	2,120	2,184

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	$1,000	$1,053

		21,634

Total Municipal Bonds & Notes (Cost $305,750)		306,604

SHORT-TERM INSTRUMENTS 1.2%

REPURCHASE AGREEMENTS 1.0%
State Street Bank and Trust Co.
4.900% due 10/02/2006	3,362	3,362

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2010 valued at $3,433. Repurchase proceeds are $3,363.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.2%
4.814% due 11/30/2006 - 12/14/2006 (a)(b)	$475	$470

Total Short-Term Instruments (Cost $3,833)		3,832

Total Investments 99.7% (Cost $309,583)		$310,436

Written Options (d) (0.0%) (Premiums $16)		(60)

Other Assets and Liabilities (Net) 0.3%		1,018

Net Assets 100.0%		$311,394

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $470 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	476	$(147)
U.S. Treasury 10-Year Note December Futures	Short	12/2006	73	(61)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	172	(401)

				$(609)

(c)	Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	$109,200	$(3,240)

(d)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 108.000	11/21/2006	88	$16	$60

See Accompanying Notes	Semiannual Report	September 30, 2006	27

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Class A
09/30/2006+	$9.83	$0.18	$0.12	$0.30	$(0.18)	$0.00
03/31/2006	9.96	0.35	(0.13)	0.22	(0.35)	0.00
03/31/2005	10.22	0.38	(0.26)	0.12	(0.38)	0.00
03/31/2004	10.22	0.37	0.00	0.37	(0.37)	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)
03/31/2002	10.60	0.46	(0.07)	0.39	(0.43)	(0.40)

California Short Duration Municipal Income Fund
Class A
08/31/2006 - 09/30/2006+	$10.00	$0.02	$0.03	$0.05	$(0.02)	$0.00

High Yield Municipal Bond Fund
Class A
07/31/2006 - 09/30/2006+	$10.00	$0.07	$0.26	$0.33	$(0.08)	$0.00

Municipal Bond Fund
Class A
09/30/2006+	$10.18	$0.19	$0.13	$0.32	$(0.19)	$0.00
03/31/2006	10.14	0.37	0.02	0.39	(0.35)	0.00
03/31/2005	10.32	0.39	(0.19)	0.20	(0.38)	0.00
03/31/2004	10.18	0.38	0.13	0.51	(0.37)	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)
03/31/2002	10.02	0.47	0.12	0.59	(0.47)	(0.11)
Class B
09/30/2006+	10.18	0.15	0.13	0.28	(0.15)	0.00
03/31/2006	10.14	0.30	0.02	0.32	(0.28)	0.00
03/31/2005	10.32	0.31	(0.19)	0.12	(0.30)	0.00
03/31/2004	10.18	0.30	0.14	0.44	(0.30)	0.00
03/31/2003	10.03	0.34	0.19	0.53	(0.35)	(0.03)
03/31/2002	10.02	0.39	0.12	0.51	(0.39)	(0.11)
Class C
09/30/2006+	10.18	0.16	0.13	0.29	(0.16)	0.00
03/31/2006	10.14	0.32	0.02	0.34	(0.30)	0.00
03/31/2005	10.32	0.34	(0.19)	0.15	(0.33)	0.00
03/31/2004	10.18	0.32	0.14	0.46	(0.32)	0.00
03/31/2003	10.03	0.37	0.18	0.55	(0.37)	(0.03)
03/31/2002	10.02	0.42	0.12	0.54	(0.42)	(0.11)

New York Municipal Bond Fund
Class A
09/30/2006+	$10.76	$0.18	$0.14	$0.32	$(0.18)	$0.00
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00
03/31/2004	10.68	0.32	0.21	0.53	(0.32)	(0.02)
03/31/2003	10.35	0.37	0.48	0.85	(0.40)	(0.12)
03/31/2002	10.64	0.44	0.18	0.62	(0.45)	(0.46)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective January 1, 2003, the administrative expense was increased to 0.40%.

(c) Effective October 1, 2004, the administrative expense was reduced to 0.35%.

(d) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%

28	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.18)	$9.95	3.05%	$39,815	0.83	%*	0.83	%*	3.58	%*	39%
(0.35)	9.83	2.25	46,314	0.84	(d)	0.84	(d)	3.53		142
(0.38)	9.96	1.17	44,676	0.87	(c)	0.87	(c)	3.75		59
(0.37)	10.22	3.73	47,407	0.90		0.90		3.69		137
(0.46)	10.22	5.13	58,325	0.87	(b)	0.87	(b)	3.86		101
(0.83)	10.16	3.76	22,828	0.86		0.85		4.39		94

$(0.02)	$10.03	0.55%	$10	0.70	%*	0.70	%*	3.03	%*	36%

$(0.08)	$10.25	3.26%	$703	0.95	%*	0.95	%*	3.89	%*	67%

$(0.19)	$10.31	3.13%	$69,664	0.83	%*	0.83	%*	3.63	%*	31%
(0.35)	10.18	3.94	65,423	0.84	(d)	0.84	(d)	3.64		74
(0.38)	10.14	1.96	54,983	0.88	(c)	0.88	(c)	3.83		64
(0.37)	10.32	5.15	60,742	0.90		0.90		3.66		115
(0.45)	10.18	6.08	65,254	0.86	(b)	0.86	(b)	4.05		108
(0.58)	10.03	5.94	21,295	0.85		0.85		4.60		231

(0.15)	10.31	2.75	32,126	1.58	*	1.58	*	2.88	*	31
(0.28)	10.18	3.17	34,401	1.59	(d)	1.59	(d)	2.91		74
(0.30)	10.14	1.20	40,015	1.63	(c)	1.63	(c)	3.07		64
(0.30)	10.32	4.36	46,467	1.65		1.65		2.90		115
(0.38)	10.18	5.29	43,553	1.61	(b)	1.61	(b)	3.32		108
(0.50)	10.03	5.15	18,535	1.60		1.60		3.85		231

(0.16)	10.31	2.88	67,341	1.33	*	1.33	*	3.12	*	31
(0.30)	10.18	3.42	65,179	1.34	(d)	1.34	(d)	3.16		74
(0.33)	10.14	1.45	69,930	1.38	(c)	1.38	(c)	3.33		64
(0.32)	10.32	4.62	81,894	1.40		1.40		3.16		115
(0.40)	10.18	5.55	92,101	1.36	(b)	1.36	(b)	3.59		108
(0.53)	10.03	5.42	48,265	1.35		1.35		4.10		231

$(0.18)	$10.90	3.00%	$17,355	0.83	%*	0.83	%*	3.32	%*	22%
(0.34)	10.76	3.08	17,856	0.84	(d)	0.84	(d)	3.02		48
(0.33)	10.77	2.14	16,135	0.87	(c)	0.87	(c)	3.04		42
(0.34)	10.87	5.04	16,328	0.90		0.90		2.96		147
(0.52)	10.68	8.36	11,739	0.88	(b)	0.88	(b)	3.49		227
(0.91)	10.35	6.09	2,210	0.87		0.85		4.22		204

Semiannual Report	September 30, 2006	29

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short Duration Municipal Income Fund
Class A
09/30/2006+	$9.96	$0.16	$0.00	$0.16	$(0.16)	$0.00
03/31/2006	9.95	0.31	0.01	0.32	(0.31)	0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00
03/31/2004	10.16	0.17	0.01	0.18	(0.17)	0.00
03/31/2003	10.17	0.22	(0.01)	0.21	(0.22)	0.00
Class C
09/30/2006+	9.96	0.14	0.00	0.14	(0.14)	0.00
03/31/2006	9.95	0.28	0.01	0.29	(0.28)	0.00
03/31/2005	10.17	0.21	(0.22)	(0.01)	(0.21)	0.00
03/31/2004	10.16	0.14	0.01	0.15	(0.14)	0.00
03/31/2003	10.17	0.19	(0.01)	0.18	(0.19)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective January 1, 2003, the administrative expense was increased to 0.40%.

(c) Effective October 1, 2004, the administrative expense was reduced to 0.35%.

(d) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%

(e) PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.

30	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.16)	$9.96	1.60%	$101,898	0.70	%*	0.70	%*(e)	3.18	%*	42%
(0.31)	9.96	3.24	120,178	0.70	(e)	0.70	(e)	3.09		83
(0.24)	9.95	0.20	199,843	0.81	(c)(e)	0.81	(c)(e)	2.37		104
(0.17)	10.17	1.78	261,909	0.85		0.85		1.65		226
(0.22)	10.16	2.07	207,709	0.82	(b)	0.82	(b)	2.16		152

(0.14)	9.96	1.45	30,206	1.00	*	1.00	*(e)	2.88	*	42
(0.28)	9.96	2.94	35,294	1.00	(e)	1.00	(e)	2.79		83
(0.21)	9.95	(0.10)	49,751	1.11	(c)(e)	1.11	(c)(e)	2.07		104
(0.14)	10.17	1.47	67,984	1.15		1.15		1.35		226
(0.19)	10.16	1.77	45,755	1.12	(b)	1.12	(b)	1.88		152

Semiannual Report	September 30, 2006	31

Statements of Assets and Liabilities	(Unaudited) September 30, 2006

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$141,273	$3,013	$5,590	$420,649	$38,867	$310,436
Cash	2,783	101	1	0	0	963
Receivable for investments sold on a delayed-delivery basis	0	99	0	0	0	0
Receivable for Fund shares sold	58	0	250	1,105	10	261
Interest and dividends receivable	1,624	22	36	5,730	441	3,750
Variation margin receivable	4	0	0	753	1	540
Swap premiums paid	0	0	0	0	0	4,631
Unrealized appreciation on swap agreements	0	0	0	2,658	0	0
Other assets	1	0	0	0	0	4
	145,743	3,235	5,877	430,895	39,319	320,585

Liabilities:
Payable for investments purchased	$170	$100	$500	$0	$500	$0
Payable for investments purchased on a delayed-delivery basis	386	96	483	0	512	0
Payable for Fund shares redeemed	3,078	0	10	803	31	4,971
Dividends payable	79	0	0	314	27	225
Written options outstanding	68	0	0	351	42	60
Accrued investment advisory fee	28	1	1	81	7	56
Accrued administration fee	33	0	1	106	10	62
Accrued distribution fee	0	0	0	50	0	8
Accrued servicing fee	10	0	0	45	5	30
Variation margin payable	13	0	0	759	0	539
Swap premium received	0	0	0	2,160	0	0
Unrealized depreciation on swap agreements	180	0	0	0	0	3,240
	4,045	197	995	4,669	1,134	9,191

Net Assets	$141,698	$3,038	$4,882	$426,226	$38,185	$311,394

Net Assets Consist of:
Paid in capital	$142,515	$3,029	$4,793	$417,318	$37,537	$323,302
Undistributed (overdistributed) net investment income	290	0	0	440	(7)	(2)
Accumulated undistributed net realized gain (loss)	(4,818)	2	24	(9,940)	116	(8,866)
Net unrealized appreciation (depreciation)	3,711	7	65	18,408	539	(3,040)
	$141,698	$3,038	$4,882	$426,226	$38,185	$311,394

Net Assets:
Class A	$39,815	$10	$703	$69,664	$17,355	$101,898
Class B	0	0	0	32,126	0	0
Class C	0	0	0	67,341	0	30,206
Other Classes	101,883	3,028	4,179	257,095	20,830	179,290

Shares Issued and Outstanding:
Class A	4,002	1	69	6,754	1,592	10,228
Class B	0	0	0	3,115	0	0
Class C	0	0	0	6,529	0	3,032

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$9.95	$10.03	$10.25	$10.31	$10.90	$9.96
Class B	NA	NA	NA	10.31	NA	NA
Class C	NA	NA	NA	10.31	NA	9.96

Cost of Investments Owned	$137,390	$3,005	$5,513	$404,705	$38,291	$309,583
Premiums Received on Written Options	$42	$0	$0	$94	$11	$16

* With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

32	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2006 (Unaudited)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund (1)	High Yield Municipal Bond Fund (2)	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
(Amounts in thousands)

Investment Income:
Interest	$3,197	$10	$34	$9,217	$720	$5,899
Miscellaneous income	0	0	0	0	1	3
Total Income	3,197	10	34	9,217	721	5,902

Expenses:
Investment advisory fees	163	1	2	463	39	303
Administration fees	190	0	2	608	53	351
Distribution fees - Class B	0	0	0	125	0	0
Distribution fees - Class C	0	0	0	164	0	49
Servicing fees - Class A	56	0	0	84	22	112
Servicing fees - Class B	0	0	0	42	0	0
Servicing fees - Class C	0	0	0	82	0	33
Distribution and/or servicing fees - Other Classes	5	0	0	51	8	37
Trustees’ fees	0	0	0	1	0	0
Miscellaneous expense	0	0	0	1	0	1
Total Expenses	414	1	4	1,621	122	886

Net Investment Income	2,783	9	30	7,596	599	5,016

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(274)	2	26	(689)	(4)	(529)
Net realized gain (loss) on futures contracts, options and swaps	(8)	0	(2)	449	70	3,060
Net change in unrealized appreciation on investments	2,189	9	77	6,688	504	3,522
Net change in unrealized (depreciation) on futures contracts, options and swaps	(128)	(2)	(12)	(971)	(46)	(6,001)
Net Gain	1,779	9	89	5,477	524	52

Net Increase in Net Assets Resulting from Operations	$4,562	$18	$119	$13,073	$1,123	$5,068

(1) Period from August 31, 2006 to September 30, 2006.

(2) Period from July 31, 2006 to September 30, 2006.

See Accompanying Notes	Semiannual Report	September 30, 2006	33

Statements of Changes in Net Assets

	California Intermediate Municipal bond Fund		California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Period from August 31, 2006 to September 30, 2006 (Unaudited)	Period from July 31, 2006 to September 30, 2006 (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,783	$5,015	$9	$30
Net realized gain (loss)	(282)	(1,193)	2	24
Net change in unrealized appreciation (depreciation)	2,061	(659)	7	65
Net increase resulting from operations	4,562	3,163	18	119

Distributions to Shareholders:
From net investment income
Class A	(806)	(1,582)	0	(1)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(1,977)	(3,442)	(9)	(29)
From net realized capital gains
Class A	0	0	0	0
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(2,783)	(5,024)	(9)	(30)

Fund Share Transactions:
Receipts for shares sold
Class A	2,551	17,923	10	698
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	10,825	40,157	3,010	4,076
Issued as reinvestment of distributions
Class A	539	1,005	0	1
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	1,818	3,152	9	28
Cost of shares redeemed
Class A	(10,136)	(16,648)	0	0
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(9,756)	(26,879)	0	(10)
Net increase (decrease) resulting from fund share transactions	(4,159)	18,710	3,029	4,793

Fund Redemption Fee	0	12	0	0

Total Increase (Decrease) in Net Assets	(2,380)	16,861	3,038	4,882

Net Assets:
Beginning of period	144,078	127,217	0	0
End of period*	$141,698	$144,078	$3,038	$4,882

*Including undistributed (overdistributed) net investment income of:	$290	$290	$0	$0

34	PIMCO Funds	See Accompanying Notes

Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$7,596	$12,515	$599	$822	$5,016	$10,561
(240)	(2,774)	66	82	2,531	(3,067)
5,717	3,248	458	(172)	(2,479)	0
13,073	12,989	1,123	732	5,068	7,494

(1,226)	(2,163)	(291)	(522)	(1,782)	(4,650)
(485)	(1,022)	0	0	0	0
(1,037)	(2,004)	0	0	(474)	(1,151)
(4,854)	(6,728)	(308)	(300)	(2,752)	(4,762)

0	0	0	(19)	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	(10)	0	0

(7,602)	(11,917)	(599)	(851)	(5,008)	(10,563)

15,615	23,788	1,048	5,106	16,010	44,519
2,505	3,562	0	0	0	0
7,260	8,591	0	0	4,128	7,239
43,252	117,653	8,243	8,732	95,502	60,963

794	1,383	182	345	1,287	3,079
215	470	0	0	0	0
613	1,188	0	0	266	672
4,209	5,763	265	273	2,188	3,543

(13,062)	(14,932)	(1,968)	(3,689)	(35,648)	(126,846)
(5,416)	(9,839)	0	0	0	0
(6,568)	(14,848)	0	0	(9,508)	(22,306)
(29,572)	(47,143)	(1,171)	(2,048)	(53,138)	(81,311)
19,845	75,636	6,599	8,719	21,087	(110,448)

3	6	0	1	8	7

25,319	76,714	7,123	8,601	21,155	(113,510)

400,907	324,193	31,062	22,461	290,239	401,230
$426,226	$400,907	$38,185	$31,062	$311,394	$287,720

$440	$446	$(7)	$(7)	$(2)	$(10)

Semiannual Report	September 30, 2006	35

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollars. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

36	PIMCO Funds

(Unaudited) September 30, 2006

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Futures Contracts  Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(g) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(h) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(i) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(j) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all

Semiannual Report	September 30, 2006	37

Notes to Financial Statements  (Cont.)

repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Restricted Securities  Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(l) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Funds from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2006 there were no open unfunded loan commitments.

38	PIMCO Funds

(Unaudited) September 30, 2006

(o) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(p) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(q) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Funds’ annual financial statements for the year ending March 31, 2007.

3.  FEES, EXPENSES AND RELATED PARTY TRANSACTIONS

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.22%	0.35%		0.35%		NA
California Short Duration Municipal Income Fund	0.20%	0.15%	NA	0.35%		0.35%		NA
High Yield Municipal Bond Fund	0.30%	0.25%	NA	0.40%		0.40%		NA
Municipal Bond Fund	0.225%	0.24%	0.24%	0.35%		0.35%		NA
New York Municipal Bond Fund	0.225%	0.22%	NA	0.35%		0.35%		NA
Short Duration Municipal Income Fund	0.20%	0.15%	0.15%	0.35	%(1)	0.35	%(2)	NA

(1) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees.

(2) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.10% of the administrative fees.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the above table.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

Semiannual Report	September 30, 2006	39

Notes to Financial Statements  (Cont.)

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%

AGID has contractually agreed (ending March 31, 2007) to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short Duration Municipal Income Fund	A and C

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $90,256 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based the on total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

5.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly

40	PIMCO Funds

(Unaudited) September 30, 2006

during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$55,950	$59,451
California Short Duration Municipal Income Fund	0	0	3,623	699
High Yield Municipal Bond Fund	0	0	7,492	2,185
Municipal Bond Fund	0	0	147,221	127,534
New York Municipal Bond Fund	0	0	13,021	7,400
Short Duration Municipal Bond Fund	0	29,121	146,296	96,207

6.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	California Intermediate Municipal Bond Fund		Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2006	270	$77	1,022	$262	110	$28	406	$105
Sales	460	72	1,784	253	209	30	424	52
Closing Buys	(370)	(50)	(1,127)	(194)	(205)	(32)	(537)	(92)
Expirations	0	0	(1,169)	(227)	0	0	(205)	(49)
Exercised	(180)	(57)	0	0	(53)	(15)	0	0
Balance at 09/30/2006	180	$42	510	$94	61	$11	88	$16

7.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation(1)
California Intermediate Municipal Bond Fund	$4,019	$(136)	$3,883
California Short Duration Municipal Income Fund	9	(1)	8
High Yield Municipal Bond Fund	78	(1)	77
Municipal Bond Fund	16,718	(774)	15,944
New York Municipal Bond Fund	683	(107)	576
Short Duration Municipal Income Fund	3,231	(2,378)	853

(1) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Semiannual Report	September 30, 2006	41

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund		High Yield Municipal Bond Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Period from 08/31/2006 to 09/30/2006		Period from 07/31/2006 to 09/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	259	$2,551	1,805	$17,923	1	$10	69	$698
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Other Classes	1,101	10,825	4,052	40,157	301	3,010	406	4,076

Issued as reinvestment of distributions
Class A	55	539	101	1,005	0	0	0	1
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Other Classes	185	1,818	317	3,152	1	9	2	28

Cost of shares redeemed
Class A	(1,023)	(10,136)	(1,679)	(16,648)	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Other Classes	(992)	(9,756)	(2,709)	(26,879)	0	0	0	(10)
Net increase (decrease) resulting from Fund share transactions	(415)	$(4,159)	1,887	$18,710	303	$3,029	477	$4,793

	Municipal Bond Fund				New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	1,531	$15,615	2,330	$23,788	97	$1,048	471	$5,106	1,603	$16,010	4,491	$44,519
Class B	246	2,505	349	3,562	0	0	0	0	0	0	0	0
Class C	711	7,260	842	8,591	0	0	0	0	413	4,128	731	7,239
Other Classes	4,245	43,252	11,513	117,653	767	8,243	804	8,732	9,573	95,502	6,157	60,963

Issued as reinvestment of distributions
Class A	78	794	135	1,383	17	182	32	345	129	1,287	311	3,079
Class B	21	215	46	470	0	0	0	0	0	0	0	0
Class C	60	613	116	1,188	0	0	0	0	27	266	68	672
Other Classes	411	4,209	564	5,763	24	265	25	273	218	2,188	358	3,543

Cost of shares redeemed
Class A	(1,281)	(13,062)	(1,462)	(14,932)	(182)	(1,968)	(341)	(3,689)	(3,572)	(35,648)	(12,809)	(126,846)
Class B	(531)	(5,416)	(963)	(9,839)	0	0	0	0	0	0	0	0
Class C	(644)	(6,568)	(1,454)	(14,848)	0	0	0	0	(952)	(9,508)	(2,253)	(22,306)
Other Classes	(2,901)	(29,572)	(4,616)	(47,143)	(109)	(1,171)	(189)	(2,048)	(5,329)	(53,138)	(8,214)	(81,311)
Net increase (decrease) resulting from Fund share transactions	1,946	$19,845	7,400	$75,636	614	$6,599	802	$8,719	2,110	$21,087	(11,160)	$(110,448)

42	PIMCO Funds

(Unaudited) September 30, 2006

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Semiannual Report	September 30, 2006	43

Approval of Renewal of the Investment Advisory Contract and Administration Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the period ended June 30, 2006 and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the period ended May 31, 2006. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

44	PIMCO Funds

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’

Semiannual Report	September 30, 2006	45

Approval of Renewal of the Investment Advisory Contract and Administration Agreement (Cont.)

performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO continued to be excellent and favored renewal of the Agreements. The Board concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

46	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

PO Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/05. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2006. For information about any product, contact your financial advisor.    AZ002SA_15907

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2006

Municipal Bond Funds

Share Class	NATIONAL SHORT DURATION
D	PIMCO Short Duration Municipal Income Fund

NATIONAL
PIMCO Municipal Bond Fund PIMCO High Yield Municipal Bond Fund

STATE-SPECIFIC

PIMCO California Short Duration Municipal Income Fund PIMCO California Intermediate Municipal Bond Fund PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		12
Financial Highlights		28
Statements of Assets and Liabilities		30
Statements of Operations		31
Statements of Changes in Net Assets		32
Notes to Financial Statements		34
Approval of Renewal of the Investment Advisory Contract and Administration Agreement		42

FUND	Fund Summary	Schedule of Investments

California Intermediate Municipal Bond Fund	6	13
California Short Duration Municipal Income Fund	7	16
High Yield Municipal Bond Fund	8	17
Municipal Bond Fund	9	18
New York Municipal Bond Fund	10	23
Short Duration Municipal Income Fund	11	25

2	PIMCO Funds

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Municipal Bond Funds covering the six-month period ended September 30, 2006. At the end of the period, net assets for the overall PIMCO Funds family stood at approximately $205 billion. On the following pages you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the bond markets during the six-month period include:

•	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

•	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

•	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

•	Municipal bonds performed well during the period, benefiting from a persistently, positively sloped yield curve and favorable balance of supply and demand. The Lehman Brothers General Municipal Bond Index returned 3.44% for the reporting period.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our website at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest risk, credit risk, high-yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, issuer non-diversification risk, leveraging risk and management risk, California state-specific risk and New York state-specific risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the D shares (were first offered in (month/year): PIMCO Municipal Bond (4/98), PIMCO California Intermediate Municipal Bond (1/00), PIMCO New York Municipal Bond (1/00), and PIMCO Short Duration Municipal Income (1/00). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 04/01/06 to 09/30/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	5

PIMCO California Intermediate Municipal Bond Fund	Class D:	PCIDX

Portfolio Insights

•	The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s average credit quality was AA- at the end of the six-month period, similar to the benchmark’s average of AA1/AA2.

•	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.44%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 3.73% and 3.61%, respectively, during the six-month period.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields declined across all maturities.

•	The Fund’s Class D SEC yield after fees at September 30, 2006 was 3.29%. The yield was 5.58% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.70% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. Your tax adjusted yield may differ depending on your tax bracket.

•	Hedging strategies detracted from relative performance as short-term Treasury rates increased and longer maturity Treasury rates declined.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	California municipal bonds outperformed the broader national market for the period. Yield premiums continued to tighten over the quarter as the state’s economy improved during the six-month period.

•	Exposure to zero coupon municipal bonds helped performance as rates decreased over the six-month period.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Class D	3.05%	3.83%	3.09%	—	4.54%
Lehman Brothers California Intermediate Municipal Bond Index	3.30%	3.74%	4.44%	—	5.31%
Lipper California Intermediate Municipal Debt Fund Average	2.93%	3.49%	3.60%	—	4.65%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                    PIMCO California                 Lehman Brothers
                 Intermediate Municipal          California Intermediate
                   Bond Fund Class D               Municipal Bond Index
                 ----------------------          -----------------------
08/31/1999            $10,000                          $10,000
09/30/1999             10,067                           10,064
10/31/1999              9,989                            9,998
11/30/1999             10,071                           10,080
12/31/1999             10,024                            9,988
01/31/2000             10,052                           10,044
02/29/2000             10,114                           10,099
03/31/2000             10,292                           10,248
04/30/2000             10,265                           10,169
05/31/2000             10,311                           10,197
06/30/2000             10,503                           10,427
07/31/2000             10,638                           10,569
08/31/2000             10,789                           10,734
09/30/2000             10,754                           10,672
10/31/2000             10,820                           10,735
11/30/2000             10,870                           10,783
12/31/2000             11,048                           10,956
01/31/2001             11,225                           11,151
02/28/2001             11,241                           11,148
03/31/2001             11,344                           11,199
04/30/2001             11,159                           10,995
05/31/2001             11,350                           11,187
06/30/2001             11,415                           11,252
07/31/2001             11,551                           11,436
08/31/2001             11,781                           11,647
09/30/2001             11,766                           11,614
10/31/2001             11,823                           11,746
11/30/2001             11,770                           11,613
12/31/2001             11,674                           11,491
01/31/2002             11,835                           11,726
02/28/2002             11,937                           11,865
03/31/2002             11,771                           11,580
04/30/2002             11,957                           11,840
05/31/2002             12,053                           11,956
06/30/2002             12,129                           12,064
07/31/2002             12,175                           12,209
08/31/2002             12,237                           12,384
09/30/2002             12,449                           12,671
10/31/2002             12,228                           12,342
11/30/2002             12,233                           12,345
12/31/2002             12,380                           12,565
01/31/2003             12,312                           12,494
02/28/2003             12,409                           12,673
03/31/2003             12,377                           12,688
04/30/2003             12,371                           12,766
05/31/2003             12,542                           13,058
06/30/2003             12,494                           12,959
07/31/2003             12,175                           12,514
08/31/2003             12,187                           12,647
09/30/2003             12,469                           13,043
10/31/2003             12,485                           12,960
11/30/2003             12,631                           13,039
12/31/2003             12,723                           13,138
01/31/2004             12,765                           13,226
02/29/2004             12,920                           13,441
03/31/2004             12,844                           13,369
04/30/2004             12,619                           13,034
05/31/2004             12,532                           13,026
06/30/2004             12,607                           13,119
07/31/2004             12,714                           13,245
08/31/2004             12,869                           13,516
09/30/2004             12,896                           13,555
10/31/2004             12,963                           13,664
11/30/2004             12,950                           13,567
12/31/2004             13,032                           13,705
01/31/2005             13,062                           13,796
02/28/2005             13,061                           13,695
03/31/2005             12,998                           13,586
04/30/2005             13,116                           13,816
05/31/2005             13,103                           13,869
06/30/2005             13,156                           13,934
07/31/2005             13,140                           13,831
08/31/2005             13,232                           13,978
09/30/2005             13,193                           13,909
10/31/2005             13,122                           13,819
11/30/2005             13,175                           13,889
12/31/2005             13,259                           13,965
01/31/2006             13,308                           14,012
02/28/2006             13,358                           14,069
03/31/2006             13,293                           13,968
04/30/2006             13,276                           13,952
05/31/2006             13,329                           14,044
06/30/2006             13,302                           13,974
07/31/2006             13,438                           14,152
08/31/2006             13,617                           14,344
09/30/2006             13,699                           14,430

Allocation Breakdown*

California	81.3%
Puerto Rico	9.1%
Virgin Islands	4.2%
Short-Term Instruments	1.2%
Other	4.2%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,030.47	$1,020.91
Expenses Paid During Period†	$4.22	$4.20

† Expenses are equal to the annualized expense ratio of 0.825% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO California Short Duration Municipal Income Fund	Class D:	PCDDX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 0.70%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 0.88% and 0.93%, respectively, during the one-month period.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields declined across all maturities.

•	The Fund’s Class D SEC yield after fees at September 30, 2006 was 3.44%. The yield was 5.84% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.87% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. Your tax adjusted yield may differ depending on your tax bracket.

•	Municipal bonds within California outperformed the broader national market for the period. Yield premiums continued to tighten over the quarter as the state’s economy improved.

Cumulative Total Return for the period ended September 30, 2006
Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Class D	0.55%
Lehman Brothers California 1-Year Municipal Bond Index	0.42%
Lipper California Short Duration Municipal Debt Fund Average	0.45%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Allocation Breakdown*

California	87.4%
Texas	3.4%
Delaware	3.3%
Washington	3.3%
Other	2.6%

*	% of Total Investments as of 9/30/2006.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (08/31/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,005.49	$1,021.56
Expenses Paid During Period†	$0.60	$3.55

† The actual expenses are equal to the annualized expense ratio of 0.70% for Class D, multiplied by the average account value over the period, multiplied by 31/183 (to reflect the period since the Fund commenced operations on 08/31/06). The Fund’s hypothetical expenses reflect amounts as if the Fund had been in existence for the entire fiscal half year. The annualized expense ratio of 0.70% reflects net annualized expenses after application of an expense reduction of 0.15%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	7

PIMCO High Yield Municipal Bond Fund	Class D:	PYMDX

Portfolio Insights

•	The Fund seeks high current income exempt from federal income tax with total return as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

•	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 2.19%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.42% and 2.41%, respectively, during the two-month period.

•	The Fund’s effective duration was managed above that of its benchmark throughout the six-month period, which contributed to relative performance as municipal yields declined across all maturities.

•	The Fund’s Class D SEC yield after fees at September 30, 2006 was 4.59%. The yield was 7.06% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 5.10% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

•	Hedging strategies detracted from performance as short-term Treasury rates increased and longer maturity Treasury rates declined.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

Cumulative Total Return for the period ended September 30, 2006
Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Class D	3.26%
60% Lehman Brothers High Yield Municipal Index/40% Lehman Brothers Municipal Index	2.22%
Lipper High Yield Municipal Debt Fund Average	2.14%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Allocation Breakdown*

Missouri	13.5%
New York	9.7%
Colorado	9.1%
Montana	8.9%
Maryland	8.8%
Minnesota	8.1%
California	6.3%
Rhode Island	5.2%
Other	30.4%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (07/31/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,032.63	$1,020.31
Expenses Paid During Period†	$1.64	$4.81

† The actual expenses are equal to the annualized expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 62/183 (to reflect the period since the Fund commenced operations on 07/31/06). The Fund’s hypothetical expenses reflect amounts as if the Fund had been in existence for the entire fiscal half year. The annualized expense ratio of 0.95% reflects net annualized expenses after application of an expense reduction of 0.01%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Municipal Bond Fund	Class D:	PMBDX

Portfolio Insights

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was AA+ at the end of the six-month period versus the benchmark’s average of AA1/AA2.

•	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.44%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 3.73% and 3.61%, respectively, during the six-month period.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which detracted from relative performance as municipal yields declined across all maturities.

•	The Fund’s Class D SEC yield after fees at September 30, 2006 was 3.29%. The yield was 5.06% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 3.66% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

•	Yield curve positioning contributed to relative performance as the yield curve flattened over the period.

•	Hedging strategies detracted from relative performance as short-term rates increased and longer Treasury rates declined.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	Exposure to zero coupon municipal bonds helped performance as rates decreased over the six-month period.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Class D	3.13%	4.65%	4.39%	—	4.67%
Lehman Brothers General Municipal Bond Index	3.44%	4.45%	5.17%	—	5.41%
Lipper General Municipal Debt Fund Average	3.21%	4.16%	4.47%	—	4.44%

* Cumulative return

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                 PIMCO Municipal             Lehman Brothers General
                Bond Fund Class D              Municipal Bond Index
                -----------------             -----------------------
12/31/1997          $10,000                        $10,000
01/31/1998           10,115                         10,103
02/28/1998           10,065                         10,106
03/31/1998           10,070                         10,115
04/30/1998           10,001                         10,070
05/31/1998           10,196                         10,229
06/30/1998           10,228                         10,269
07/31/1998           10,236                         10,295
08/31/1998           10,423                         10,454
09/30/1998           10,560                         10,584
10/31/1998           10,535                         10,584
11/30/1998           10,560                         10,621
12/31/1998           10,569                         10,648
01/31/1999           10,706                         10,775
02/28/1999           10,635                         10,728
03/31/1999           10,641                         10,742
04/30/1999           10,659                         10,769
05/31/1999           10,578                         10,707
06/30/1999           10,381                         10,553
07/31/1999           10,399                         10,591
08/31/1999           10,287                         10,506
09/30/1999           10,270                         10,511
10/31/1999           10,136                         10,397
11/30/1999           10,238                         10,507
12/31/1999           10,139                         10,429
01/31/2000           10,078                         10,384
02/29/2000           10,182                         10,504
03/31/2000           10,411                         10,734
04/30/2000           10,358                         10,670
05/31/2000           10,309                         10,615
06/30/2000           10,541                         10,896
07/31/2000           10,668                         11,048
08/31/2000           10,834                         11,218
09/30/2000           10,824                         11,160
10/31/2000           10,924                         11,281
11/30/2000           10,895                         11,367
12/31/2000           11,143                         11,648
01/31/2001           11,242                         11,763
02/28/2001           11,406                         11,800
03/31/2001           11,529                         11,906
04/30/2001           11,374                         11,777
05/31/2001           11,592                         11,904
06/30/2001           11,706                         11,984
07/31/2001           11,903                         12,161
08/31/2001           12,176                         12,361
09/30/2001           12,027                         12,320
10/31/2001           12,094                         12,467
11/30/2001           12,057                         12,362
12/31/2001           11,964                         12,245
01/31/2002           12,224                         12,457
02/28/2002           12,456                         12,607
03/31/2002           12,215                         12,360
04/30/2002           12,453                         12,602
05/31/2002           12,572                         12,678
06/30/2002           12,699                         12,812
07/31/2002           12,774                         12,978
08/31/2002           12,794                         13,133
09/30/2002           13,003                         13,421
10/31/2002           12,750                         13,198
11/30/2002           12,700                         13,144
12/31/2002           12,910                         13,421
01/31/2003           12,857                         13,387
02/28/2003           12,997                         13,574
03/31/2003           12,959                         13,582
04/30/2003           13,011                         13,672
05/31/2003           13,283                         13,992
06/30/2003           13,232                         13,933
07/31/2003           12,849                         13,445
08/31/2003           12,914                         13,545
09/30/2003           13,224                         13,943
10/31/2003           13,257                         13,873
11/30/2003           13,427                         14,018
12/31/2003           13,549                         14,134
01/31/2004           13,586                         14,215
02/29/2004           13,772                         14,429
03/31/2004           13,630                         14,379
04/30/2004           13,410                         14,038
05/31/2004           13,333                         13,987
06/30/2004           13,366                         14,038
07/31/2004           13,493                         14,223
08/31/2004           13,683                         14,508
09/30/2004           13,712                         14,585
10/31/2004           13,782                         14,710
11/30/2004           13,772                         14,589
12/31/2004           13,900                         14,767
01/31/2005           13,955                         14,905
02/28/2005           13,963                         14,856
03/31/2005           13,907                         14,762
04/30/2005           14,070                         14,995
05/31/2005           14,067                         15,101
06/30/2005           14,161                         15,195
07/31/2005           14,199                         15,126
08/31/2005           14,282                         15,278
09/30/2005           14,245                         15,176
10/31/2005           14,201                         15,083
11/30/2005           14,270                         15,156
12/31/2005           14,385                         15,286
01/31/2006           14,450                         15,327
02/28/2006           14,519                         15,430
03/31/2006           14,455                         15,324
04/30/2006           14,467                         15,319
05/31/2006           14,554                         15,387
06/30/2006           14,500                         15,329
07/31/2006           14,642                         15,511
08/31/2006           14,816                         15,741
09/30/2006           14,906                         15,850

Allocation Breakdown*

Texas	11.9%
Illinois	11.3%
New York	10.3%
New Jersey	8.3%
California	5.1%
Washington	5.1%
Other	48.0%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,031.32	$1,020.91
Expenses Paid During Period†	$4.23	$4.20

† Expenses are equal to the annualized expense ratio of 0.825% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	9

PIMCO New York Municipal Bond Fund	Class D:	PNYDX

Portfolio Insights

•	The Fund seeks high current income exempt from federal and New York income tax with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s average credit quality was AA+ at the end of the six-month period versus the benchmark’s average of AAA/AAA.

•	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.44%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 3.73% and 3.61%, respectively, during the six-month period.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which detracted from relative performance as municipal yields declined across all maturities.

•	The Fund’s Class D SEC yield after fees at September 30, 2006 was 3.37%. The yield was 5.57% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 4.45%, or 5.79% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 3.90% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 4.02% for a New York City resident assuming an effective tax rate of 6.21%. Your tax adjusted yield may differ depending on your tax bracket.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	Municipal bonds within New York underperformed the broader national market for the period.

•	Exposure to zero coupon municipal bonds helped performance as rates decreased over the six-month period.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Class D	3.00%	3.77%	4.78%	—	5.87%
Lehman Brothers New York Insured Municipal Bond Index	3.40%	4.60%	5.50%	—	6.30%
Lipper New York Municipal Debt Fund Average	3.20%	4.14%	4.53%	—	5.22%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                 PIMCO New York                     Lehman Brothers
                 Municipal Bond                    New York Insured
                  Fund Class D                   Municipal Bond Index
                ---------------                  --------------------
08/31/1999           $10,000                           $10,000
09/30/1999            10,036                             9,987
10/31/1999             9,954                             9,848
11/30/1999            10,041                             9,986
12/31/1999            10,001                             9,883
01/31/2000             9,951                             9,826
02/29/2000            10,013                             9,973
03/31/2000            10,171                            10,227
04/30/2000            10,110                            10,129
05/31/2000            10,073                            10,058
06/30/2000            10,315                            10,385
07/31/2000            10,430                            10,522
08/31/2000            10,641                            10,708
09/30/2000            10,656                            10,642
10/31/2000            10,784                            10,777
11/30/2000            10,849                            10,871
12/31/2000            11,062                            11,212
01/31/2001            11,210                            11,308
02/28/2001            11,295                            11,318
03/31/2001            11,435                            11,442
04/30/2001            11,344                            11,329
05/31/2001            11,651                            11,462
06/30/2001            11,743                            11,527
07/31/2001            11,965                            11,705
08/31/2001            12,271                            11,901
09/30/2001            11,863                            11,794
10/31/2001            11,953                            11,951
11/30/2001            11,837                            11,848
12/31/2001            11,766                            11,724
01/31/2002            11,951                            11,967
02/28/2002            12,202                            12,131
03/31/2002            12,131                            11,886
04/30/2002            12,387                            12,139
05/31/2002            12,580                            12,198
06/30/2002            12,721                            12,330
07/31/2002            12,781                            12,501
08/31/2002            12,814                            12,677
09/30/2002            13,066                            13,011
10/31/2002            12,908                            12,807
11/30/2002            12,928                            12,741
12/31/2002            13,076                            13,036
01/31/2003            13,012                            12,998
02/28/2003            13,115                            13,191
03/31/2003            13,140                            13,210
04/30/2003            13,181                            13,340
05/31/2003            13,492                            13,671
06/30/2003            13,477                            13,591
07/31/2003            12,999                            13,059
08/31/2003            13,134                            13,175
09/30/2003            13,440                            13,571
10/31/2003            13,414                            13,494
11/30/2003            13,560                            13,643
12/31/2003            13,672                            13,764
01/31/2004            13,745                            13,849
02/29/2004            13,942                            14,062
03/31/2004            13,811                            13,990
04/30/2004            13,540                            13,642
05/31/2004            13,483                            13,603
06/30/2004            13,518                            13,641
07/31/2004            13,647                            13,832
08/31/2004            13,850                            14,102
09/30/2004            13,913                            14,187
10/31/2004            13,989                            14,322
11/30/2004            13,922                            14,186
12/31/2004            14,129                            14,374
01/31/2005            14,214                            14,523
02/28/2005            14,167                            14,465
03/31/2005            14,111                            14,361
04/30/2005            14,291                            14,598
05/31/2005            14,374                            14,714
06/30/2005            14,463                            14,811
07/31/2005            14,394                            14,712
08/31/2005            14,525                            14,869
09/30/2005            14,436                            14,738
10/31/2005            14,341                            14,647
11/30/2005            14,404                            14,719
12/31/2005            14,513                            14,868
01/31/2006            14,550                            14,902
02/28/2006            14,638                            15,033
03/31/2006            14,544                            14,909
04/30/2006            14,541                            14,887
05/31/2006            14,609                            14,956
06/30/2006            14,529                            14,890
07/31/2006            14,690                            15,083
08/31/2006            14,897                            15,316
09/30/2006            14,982                            15,416

Allocation Breakdown*

New York	76.8%
Puerto Rico	11.1%
Short-Term Instruments	6.6%
Texas	2.8%
Other	2.7%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,030.02	$1,020.91
Expenses Paid During Period†	$4.22	$4.20

† Expenses are equal to the annualized expense ratio of 0.825% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Short Duration Municipal Income Fund	Class D:	PSDDX

Portfolio Insights

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was AAA at the end of the six-month period, similar to the benchmark’s average of AAA/AA1.

•	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.44%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 3.73% and 3.61%, respectively, during the six-month period.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields declined across all maturities.

•	The Fund’s Class D SEC yield after fees at September 30, 2006 was 3.34%. The yield was 5.14% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 3.71% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

•	Hedging strategies detracted from relative performance as short-term rates increased and longer Treasury rates declined.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Class D	1.60%	4.02%	2.07%	—	2.90%
Lehman Brothers 1-Year Municipal Bond Index	1.98%	2.80%	2.27%	—	3.18%
Lipper Short Municipal Debt Fund Average	1.81%	2.83%	2.30%	—	3.12%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

            PIMCO Short Duration                Lehman Brothers
        Municipal Income Fund Class D     1-Year Municipal Bond Index
        -----------------------------     ---------------------------
08/31/1999          $10,000                     $10,000
09/30/1999           10,027                      10,034
10/31/1999           10,047                      10,056
11/30/1999           10,076                      10,087
12/31/1999           10,099                      10,095
01/31/2000           10,137                      10,133
02/29/2000           10,152                      10,164
03/31/2000           10,195                      10,208
04/30/2000           10,207                      10,232
05/31/2000           10,222                      10,249
06/30/2000           10,288                      10,333
07/31/2000           10,339                      10,391
08/31/2000           10,396                      10,444
09/30/2000           10,445                      10,467
10/31/2000           10,512                      10,517
11/30/2000           10,537                      10,556
12/31/2000           10,644                      10,635
01/31/2001           10,700                      10,761
02/28/2001           10,748                      10,796
03/31/2001           10,786                      10,852
04/30/2001           10,779                      10,873
05/31/2001           10,842                      10,949
06/30/2001           10,917                      10,992
07/31/2001           10,973                      11,041
08/31/2001           11,077                      11,108
09/30/2001           11,057                      11,162
10/31/2001           11,102                      11,211
11/30/2001           11,114                      11,221
12/31/2001           11,130                      11,249
01/31/2002           11,185                      11,340
02/28/2002           11,236                      11,381
03/31/2002           11,206                      11,302
04/30/2002           11,268                      11,387
05/31/2002           11,316                      11,437
06/30/2002           11,342                      11,493
07/31/2002           11,346                      11,536
08/31/2002           11,369                      11,574
09/30/2002           11,381                      11,600
10/31/2002           11,322                      11,583
11/30/2002           11,354                      11,608
12/31/2002           11,413                      11,682
01/31/2003           11,444                      11,709
02/28/2003           11,467                      11,739
03/31/2003           11,442                      11,739
04/30/2003           11,428                      11,752
05/31/2003           11,492                      11,790
06/30/2003           11,493                      11,805
07/31/2003           11,452                      11,801
08/31/2003           11,479                      11,816
09/30/2003           11,562                      11,871
10/31/2003           11,591                      11,858
11/30/2003           11,641                      11,870
12/31/2003           11,657                      11,883
01/31/2004           11,663                      11,908
02/29/2004           11,738                      11,950
03/31/2004           11,653                      11,951
04/30/2004           11,626                      11,923
05/31/2004           11,609                      11,904
06/30/2004           11,608                      11,916
07/31/2004           11,656                      11,962
08/31/2004           11,680                      12,013
09/30/2004           11,680                      12,006
10/31/2004           11,669                      12,006
11/30/2004           11,693                      11,991
12/31/2004           11,705                      12,009
01/31/2005           11,649                      12,019
02/28/2005           11,685                      12,017
03/31/2005           11,677                      12,008
04/30/2005           11,681                      12,031
05/31/2005           11,626                      12,046
06/30/2005           11,641                      12,096
07/31/2005           11,707                      12,103
08/31/2005           11,693                      12,122
09/30/2005           11,776                      12,145
10/31/2005           11,816                      12,148
11/30/2005           11,858                      12,157
12/31/2005           11,891                      12,188
01/31/2006           11,969                      12,222
02/28/2006           11,999                      12,234
03/31/2006           12,057                      12,243
04/30/2006           12,134                      12,267
05/31/2006           12,191                      12,309
06/30/2006           12,164                      12,321
07/31/2006           12,193                      12,373
08/31/2006           12,223                      12,435
09/30/2006           12,247                      12,485

Allocation Breakdown*

Texas	13.6%
New York	12.4%
Illinois	10.6%
Washington	8.3%
Wisconsin	7.0%
Massachusetts	6.3%
California	5.4%
Other	36.4%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,015.98	$1,021.56
Expenses Paid During Period†	$3.54	$3.55

† Expenses are equal to the annualized expense ratio of 0.70% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.70% reflects net annualized expenses after application of an expense reduction of 0.10%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	11

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Index/40% Lehman Brothers Municipal Index	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers General Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers 1-Year Municipal Bond Index	Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index.

Lehman Brothers California 1-Year Municipal Bond Index	Lehman Brothers California 1-Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers General Municipal Bond Index	Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index.

12	PIMCO Funds

Schedule of Investments California Intermediate Municipal Bond Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.5%

ARKANSAS 0.7%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	$1,000	$1,013

CALIFORNIA 81.0%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,208

Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	478

Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2012	225	231

Burbank, California Community Facilities District Special Tax Revenue Notes, Series 2006
4.000% due 12/01/2009	100	100

California Educational Facilities Authority Revenue Bonds, Series 1997
5.700% due 10/01/2015	135	141

California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	807

California Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,423

California Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	2,073

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,087

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,100

California State Coast Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2018	1,000	1,083

California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	128

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	368

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	573
5.000% due 10/01/2013	570	608

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	909

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	163

California State Health Facilities Financing Authority Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	350	365

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	$500	$520

California State Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2005
5.000% due 03/01/2013	1,000	1,076

California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,164

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	545	540

California State Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,080

California State Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,048
5.250% due 05/15/2025	1,000	1,027

California State Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,068
6.750% due 07/01/2032 (g)	1,300	1,413

California State Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035	3,400	3,335

California State Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	903

California State Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,051

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,060

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (c)	4,500	3,737

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,021

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	523

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	730	798

Capistrano, California Unified School District Special Tax Bonds, Series 1997
7.100% due 09/01/2021	725	762

Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,617

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	$700	$717
5.375% due 09/01/2017	800	823

Chico, California Public Financing Authority Tax Allocation Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	494

Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	246
6.400% due 09/01/2018	120	129

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,102

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,034

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,230

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,264

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	925

Fullerton, California Public Financing Authority Tax Allocation Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 09/01/2012	600	646

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,875	3,892
5.625% due 06/01/2038	5,000	5,588

Golden State, California Tobacco Securitization Corporations, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	1,000	1,118

Irvine, California Special Tax Notes, Series 2006
3.950% due 09/01/2007	225	226

Lancaster, California Financing Authority Tax Allocation Revenue Bonds, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,273

Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	214

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2013	1,000	1,090

Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,611

Los Angeles, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	151

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,461

See Accompanying Notes	Semiannual Report	September 30, 2006	13

Schedule of Investments  California Intermediate Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	$30	$31

Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,286

Metropolitan Water District of Southern California General Obligation Bonds, Series 1993
7.250% due 03/01/2007	150	152

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,898

Modesto, California Wastewater Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,395

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	337

Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (Assured Guarantee Insured), Series 2006
4.750% due 09/01/2036	2,100	2,147

Oak Grove, California School District General Obligation Notes, (MBIA Insured), Series 2005
5.250% due 08/01/2013	540	596

Oakland, California Redevelopment Agency Tax Allocation Bonds, (FGIC Insured), Series 2003
5.500% due 09/01/2015	2,250	2,494

Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	472
5.700% due 08/15/2012	485	504
5.800% due 08/15/2013	600	625
6.200% due 08/15/2018	1,025	1,075

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,554

Placer County, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2006
4.750% due 08/01/2036	1,350	1,377

Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,000	1,023

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,274

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	170

Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	266

Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	$755	$888

Sacramento, California Municipal Utility District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2014	1,000	1,095

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,409

San Francisco, California City & County Airport Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	311

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,197

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,477

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	945	970

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	654

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,094

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,081

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	90	98

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,976

South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	548

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	500	502

Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,339

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,510

		114,783

FLORIDA 0.4%
Escambia County, Florida Environmental Improvement Revenue Bonds, Series 2006
5.000% due 08/01/2026	500	503

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
LOUISIANA 0.7%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	$1,000	$1,057

MARYLAND 0.3%
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031 (a)	400	395

MICHIGAN 0.4%
Michigan State Solid Waste Disposal Revenue Notes, Series 2004
4.500% due 12/01/2013	500	503

MONTANA 0.3%
Hardin, Montana Tax Increment Infrastructure Development Revenue Bonds Series 2006
0.000% due 09/01/2031 (c)	830	499

NEW JERSEY 0.3%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	245	282

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	163

		445

NEW YORK 0.8%
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,101

PUERTO RICO 9.1%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	1,001

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	1,000	1,037

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026	1,175	1,234

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	156

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,023

Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,673

Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,248

Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,504

		12,876

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TEXAS 0.3%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.990% due 02/15/2024	$250	$262

Houston, Texas Apartment Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

		362

VIRGIN ISLANDS 4.2%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,087

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,378

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Virgin Islands Public Finance Authority Revenue Notes, Series 1998
5.500% due 10/01/2007	$1,500	$1,524

		5,989

Total Municipal Bonds & Notes (Cost $135,642)		139,526

SHORT-TERM INSTRUMENTS 1.2%

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
4.900% due 10/02/2006	1,148	1,148

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.875% due 04/30/2011 valued at $1,176. Repurchase proceeds are $1,148.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.4%
4.830% due 11/30/2006 -
12/14/2006 (b)(d)	$605	$599

Total Short-Term Instruments (Cost $1,748)		1,747

Total Investments 99.7% (Cost $137,390)		$141,273

Written Options (f) (0.0%) (Premiums $42)		(68)

Other Assets and Liabilities (Net) 0.3%		493

Net Assets 100.0%		$141,698

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $599 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	25	$14
90-Day Eurodollar June Futures	Long	06/2007	25	1
90-Day Eurodollar March Futures	Long	03/2008	25	16
90-Day Eurodollar September Futures	Long	09/2007	125	5
U.S. Treasury 5-Year Note December Futures	Long	12/2006	58	38
U.S. Treasury 10-Year Note December Futures	Short	12/2006	20	(17)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	10	(23)

				$34

(e)	Swap agreements outstanding on September 30, 2006:

Total Return Swap
Counterparty	Pay	Receive Total Return	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	4.390%	30-year Municipal Market Data Index	11/16/2006	$5,000	$(180)

(f)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Future Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	40	$20	$52
Call - CBOT U.S. Treasury 10-Year Note December Futures	109.000	11/21/2006	50	10	14
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	40	9	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	50	3	1

				$42	$68

(g)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
California State Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,413	1.00%

See Accompanying Notes	Semiannual Report	September 30, 2006	15

Schedule of Investments California Short Duration Municipal Income Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 96.6%

CALIFORNIA 86.7%
California Health Facilities Financing Authority Revenue Bonds, Series 2004
3.590% due 07/01/2033	$100	$100

California Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2000
3.470% due 08/01/2015	100	100

California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.580% due 04/01/2036	100	100

California State Department of Water Resources Revenue Notes, Series 2005
3.600% due 05/01/2011	150	150

California State Economic Recovery Revenue Bonds, (XLCA-ST-GTD Insured), Series 2004
3.550% due 07/01/2023	110	110

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	164

Fresno, California Revenue Bonds, Series 2000
3.500% due 12/01/2030	150	150

Golden State, California Tobacco Securitization Corporations, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	100	112

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	202

Los Angeles County, California Revenue Bonds, (AMBAC Insured), Series 1996
3.570% due 06/30/2007	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
3.680% due 07/01/2034	$150	$150

Metropolitan Water District of Southern California Revenue Bonds, Series 2004
3.630% due 07/01/2023	150	150

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	110

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	165

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.375% due 09/01/2016	215	216

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	210

Turlock, California Health Facilities Certificates of Participation, Series 2004
3.750% due 10/15/2007	140	139

Upland California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	105

		2,633

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DELAWARE 3.3%
Delaware State Economic Development Authority Revenue Bonds, Series 1985
3.700% due 12/01/2015	$100	$100

TEXAS 3.3%
Texas State Municipal Power Agency Revenue Notes, Series 2006
4.500% due 08/31/2007	100	101

WASHINGTON 3.3%
King County, Washington Sewer Revenue Bonds, Series 2001
3.780% due 01/01/2032	100	100

Total Municipal Bonds & Notes (Cost $2,926)		2,934

SHORT-TERM INSTRUMENTS 2.6%

REPURCHASE AGREEMENTS 2.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	69	69

(Dated 09/29/2006. Collateralized by Fannie Mae 3.000% due 08/15/2007 valued at $74. Repurchase proceeds are $69.)

U.S. TREASURY BILLS 0.3%
4.811% due 11/30/2006 (a)	10	10

Total Short-Term Instruments (Cost $79)		79

Total Investments 99.2% (Cost $3,005)		$3,013

Other Assets and Liabilities (Net) 0.8%		25

Net Assets 100.0%		$3,038

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/2006	2	$(2)

16	PIMCO Funds	See Accompanying Notes

Schedule of Investments High Yield Municipal Bond Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 110.8%

ALABAMA 1.0%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	$50	$50

CALIFORNIA 7.2%
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	200	198

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	150	153

		351

COLORADO 10.4%
Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	506

ILLINOIS 4.2%
Illinois Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	207

INDIANA 2.2%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	106

IOWA 4.1%
Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	202

MARYLAND 10.1%
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031 (a)	500	494

MICHIGAN 2.1%
Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100	100

MINNESOTA 9.3%
Buffalo, Minnesota Revenue Bonds, Series 2006
5.500% due 09/01/2033	250	251

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	202

		453

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MISSOURI 15.4%
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	$250	$254

Grindstone Plaza Transportation Development District Missouri Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031 (a)	250	250
5.550% due 10/01/2036 (a)	250	250

		754

MONTANA 10.2%
Hardin, Montana Tax Increment Infrastructure Development Revenue Bonds, Series 2006
0.000% due 09/01/2031 (c)	830	499

NEW JERSEY 1.3%
New Jersey Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	63

NEW YORK 11.1%
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	200	203

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	159

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	178

		540

NORTH CAROLINA 1.3%
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	65

PENNSYLVANIA 3.1%
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	152

RHODE ISLAND 6.0%
Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185	186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	$100	$106

		292

SOUTH CAROLINA 3.4%
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	167

TENNESSEE 3.1%
Maury County, Tennessee Industrial Development Board Revenue Bonds, (Guarantee Agreement GM Insured), Series 1994
6.500% due 09/01/2024	150	152

VIRGINIA 2.2%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	105

WISCONSIN 3.1%
Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	152

Total Municipal Bonds & Notes (Cost $5,333)		5,410

SHORT-TERM INSTRUMENTS 3.7%

REPURCHASE AGREEMENTS 3.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006	150	150

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $156. Repurchase proceeds are $150.)

U.S. TREASURY BILLS 0.6%
4.850% due 11/30/2006 -
12/14/2006 (b)(d)	30	30

Total Short-Term Instruments (Cost $180)		180

Total Investments 114.5% (Cost $5,513)		$5,590

Other Assets and Liabilities (Net) (14.5%)		(708)

Net Assets 100.0%		$4,882

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $30 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	6	$(12)

See Accompanying Notes	Semiannual Report	September 30, 2006	17

Schedule of Investments  Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.0%

ALABAMA 2.2%
Alabama 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,438

Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	3,600	3,366

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,527

		9,331

ALASKA 0.5%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	551

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,602

		2,153

ARIZONA 2.0%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,045

Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	3,000	3,276

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	2,000	2,169

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	30	31

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	1,035	1,084

		8,605

ARKANSAS 0.5%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	2,026

CALIFORNIA 5.0%
Bakersfield, California Certificate of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,660

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,693

California State Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,560

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	$630	$667

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,489

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	425

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2043	3,800	4,219

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,041
0.000% due 08/01/2016	1,400	942

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	961
4.800% due 09/01/2017	875	895

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	428

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,459

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	1,000	1,005

		21,444

COLORADO 1.2%
Colorado Springs, Colorado School District No. 11 Facilities Corporation General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2006
5.250% due 12/01/2019	2,000	2,274

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	55	56

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	35	35
6.750% due 04/01/2015	50	50

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,411

Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,398

		5,224

CONNECTICUT 1.6%
Connecticut State General Obligation Notes, Series 2001
7.065% due 06/15/2010	5,000	6,041

Hartford, Connecticut General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2013	500	541

		6,582

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FLORIDA 1.7%
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	$290	$323

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,383

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
4.193% due 10/01/2015	500	502

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	961

		7,169

GEORGIA 0.9%
Atlanta, Georgia Metropolitan Rapid Transit Authority Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2014	2,050	2,234

Georgia State Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,338

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	217

		3,789

HAWAII 1.6%
Hawaii State Housing Financial & Development Corporations Revenue Bonds, (FNMA Insured), Series 1998
4.850% due 07/01/2029	110	110

Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,035

Honolulu, Hawaii City & County General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 07/01/2014	5,000	5,434

		6,579

ILLINOIS 11.2%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	543

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	315

Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,155

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,152

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2005
5.000% due 01/01/2015	7,000	7,594

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Chicago, Illinois Metropolitan Water Reclamation District General Obligation Notes, Series 2002
5.000% due 12/01/2011	$2,300	$2,447

Chicago, Illinois Sales Tax Revenue Bonds, (FSA Insured), Series 2005
5.000% due 01/01/2019	5,000	5,377

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,281

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,695

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	105
0.000% due 12/01/2014	255	181
0.000% due 12/01/2015	1,885	1,274

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	101

Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	315	315

Illinois State General Obligation Notes, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,652

Illinois State General Obligation Notes, Series 2006
5.000% due 01/01/2014	3,100	3,346

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	823

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	700

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,373

Lake Cook-Dane & McHenry Counties, Illinois Community Unit School Districts General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,935

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,532
9.000% due 02/01/2009	650	727
9.000% due 02/01/2011	690	834
9.000% due 02/01/2012	1,065	1,330

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	884

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,944

		47,615

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDIANA 3.1%
Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	$1,395	$1,515

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2001
4.400% due 01/15/2012	170	175

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2002
4.500% due 01/15/2013	190	196

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2003
4.650% due 01/15/2014	210	218

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2004
4.750% due 01/15/2015	235	244

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2005
4.850% due 01/15/2016	295	307

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2001
4.750% due 07/15/2009	200	205

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2002
5.000% due 07/15/2010	180	188

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2003
4.250% due 07/15/2011	290	297

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	790

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,679

Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	5,300	5,550

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,145

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	427
5.200% due 02/01/2012	230	244
5.500% due 02/01/2015	180	192

		13,372

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KENTUCKY 0.7%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	$2,760	$3,083

LOUISIANA 3.7%
Louisiana State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 10/15/2016	6,000	6,555

Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.990% due 04/01/2019	2,850	3,146

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	165	173

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	2,113
7.256% due 11/15/2031	3,500	3,864

		15,851

MASSACHUSETTS 1.1%
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.594% due 01/01/2017	1,000	1,072

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	1,023

Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	250	254

Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	211

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	555

Massachusetts State School Building Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 08/15/2014	1,280	1,395

		4,601

MICHIGAN 2.2%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,855

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,413

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	54

See Accompanying Notes	Semiannual Report	September 30, 2006	19

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	$1,000	$1,078

Rochester, Michigan Community School District General Obligation Bonds, (MBIA Q-SBLF Insured), Series 1997
5.000% due 05/01/2019	750	827

Rochester, Michigan Community School District General Obligation Notes, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,070

		9,297

MISSOURI 0.6%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	300	303

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	377

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	570	595

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,263

		2,538

NEVADA 2.2%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	2,610	2,835

Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/15/2014	5,180	5,613

Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	1,000	1,096

		9,544

NEW JERSEY 8.1%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	563
5.250% due 02/15/2010	570	589

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,240
5.600% due 01/01/2012	1,000	1,005
6.000% due 11/01/2028	3,500	3,553
6.375% due 04/01/2018	1,500	1,763
6.375% due 04/01/2031	10,000	11,753
6.500% due 04/01/2031	2,115	2,507
6.625% due 09/15/2012	3,500	3,732
6.800% due 04/01/2018	730	839

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	559

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,792
6.375% due 06/01/2032	1,000	1,098

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New Jersey, New Jersey Transportation Trust Fund Authority Revenue Bonds, (MBIA Insured), Series 2004
5.500% due 12/15/2015	$1,500	$1,696

		34,689

NEW MEXICO 1.3%
New Mexico State Finance Authority Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 06/15/2012	5,000	5,357

Santa Fe County, New Mexico Revenue Notes, Series 1998
5.250% due 05/15/2007	315	316

		5,673

NEW YORK 10.2%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	3,006

New York City, New York General Obligation Bonds, Series 2005
5.000% due 04/01/2035	9,690	10,119

New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,162

New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,246

New York City, New York General Obligation Revenue Bonds, Series 2004
5.000% due 08/01/2015	2,000	2,151

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,601

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	820	864

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,853

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,219

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
5.500% due 06/15/2017	2,850	3,278

New York State TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	3,550	3,602

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,207

New York, New York Industrial Development Agency Revenue Bonds, (FGIC-MBIA Insured), Series 2006
7.230% due 03/01/2027	1,200	1,206

		43,514

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NORTH CAROLINA 1.9%
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	$550	$582

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,038

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2003
5.500% due 01/01/2012	4,000	4,291

North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	2,050	2,250

		8,161

OHIO 2.1%
Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	5,255	5,683

Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,197
5.375% due 12/01/2021	1,750	1,904

		8,784

OKLAHOMA 1.1%
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,358

Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	1,035	241

		4,599

PENNSYLVANIA 1.8%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	793

Beaver County, Pennsylvania Industrial Development Authority Pollution Control Revenue Bonds, Series 2006
3.800% due 01/01/2035	4,100	4,100

Commonwealth of Pennsylvania State General Obligation Bonds, Series 2004
5.000% due 09/01/2018	1,750	1,882

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	101

Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	748

		7,624

PUERTO RICO 0.6%
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	163

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	806

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	$1,500	$1,535

		2,504

RHODE ISLAND 2.1%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,437
6.250% due 06/01/2042	6,025	6,392

		8,829

SOUTH CAROLINA 1.1%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,595

South Carolina State General Obligation Notes, Series 2005
5.000% due 08/01/2014	1,065	1,164

South Carolina State Medical University Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,063

		4,822

TENNESSEE 2.4%
Nashville & Davidson County, Tennessee Metropolitan Government Health & Educational Revenue Notes, (RADIAN Insured), Series 1998
4.450% due 08/01/2007	1,000	1,005

Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,042

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,143

Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	695	711

Tennessee Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	6,000	6,469

		10,370

TEXAS 11.7%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	3,036

Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	640	667

Brazos River, Texas Authority Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,623

Harris County, Texas General Obligation Bonds, (MBIA-IBC Insured), Series 1997
5.100% due 08/15/2015	250	253

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
5.960% due 07/01/2025	$2,500	$2,552

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,066

Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	369

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,143

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/15/2035	4,730	4,963

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,084

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,697

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	1,000	502

North Texas Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	5,000	5,263

North Texas State Health Facilities Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,097

North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	261

Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,861

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	805

Rio Grande, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	1,975

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,057

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,094

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	234

Tarrant County, Texas College District General Obligation Revenue Notes, Series 2005
5.000% due 02/15/2014	3,360	3,632

Texas Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,014

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Texas State Leander Independent School District General Obligation Revenue Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	$1,195	$527

Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,557

University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2012	1,000	1,084

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	495

		49,911

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,654

VIRGINIA 1.7%
Newport News, Virginia General Obligation Bonds, (State Aid Withholding Insured), Series 2002
5.000% due 07/01/2022	1,000	1,066

Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,042

Virginia State Public Building Authority Revenue Notes, Series 2005
5.000% due 08/01/2014	4,790	5,223

		7,331

WASHINGTON 5.1%
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,014

University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,778

Washington State Energy Northwest Revenue Notes, Series 2005
5.000% due 07/01/2014	5,000	5,406

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,432

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,460

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,520

		21,610

WEST VIRGINIA 0.7%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,965

See Accompanying Notes	Semiannual Report	September 30, 2006	21

Schedule of Investments Municipal Bond Fund (Cont.)	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WISCONSIN 3.7%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	$1,420	$1,523
5.000% due 10/01/2019	1,040	1,116

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	387

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	106
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	106
5.100% due 06/01/2022	100	106
5.100% due 06/01/2023	100	106
5.250% due 06/01/2016	50	54
5.250% due 06/01/2017	50	54

Wisconsin State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,242

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	$5,000	$5,351

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	1,255	1,314

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	2,005	2,086

		15,761

Total Municipal Bonds & Notes (Cost $401,659)		417,604

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.900% due 10/02/2006	2,005	2,005

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $2,045. Repurchase proceeds are $2,006.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.2%
4.822% due 11/30/2006 - 12/14/2006 (a)(c)	$1,050	$1,040

Total Short-Term Instruments (Cost $3,046)		3,045

Total Investments 98.7% (Cost $404,705)		$420,649

Written Options (e) (0.1%) (Premiums $94)		(351)

Other Assets and Liabilities (Net) 1.4%		5,928

Net Assets 100.0%		$426,226

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities with an aggregate market value of $1,040 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note December Futures	Long	12/2006	62	$63

(d)	Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$2,658

(e)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 108.000	11/21/2006	510	$94	$351

(f)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	9/20/2002	$1,504	$1,557	0.37%

22	PIMCO Funds	See Accompanying Notes

Schedule of Investments New York Municipal Bond Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 95.1%

ARKANSAS 0.7%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	$250	$262

ILLINOIS 1.4%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	515

NEW YORK 78.2%
Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	155

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,134

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	538

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	102

Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	600

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	501

New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	100	102

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	274

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	264

New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	542

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	528

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	258

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	264

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	538

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	$525	$551
5.250% due 02/01/2029	500	531

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	647

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	416

New York Sales Tax Asset Receivables Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,098

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	285

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.510% due 08/15/2022	250	262

New York State Dormitory Authority Revenue Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2030	750	786

New York State Dormitory Authority Revenue Bonds, Series 1997
3.720% due 07/01/2012	265	265

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	160

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	444

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	787

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2026 (a)	500	514

New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,035

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	153

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	482

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	266

New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	538

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	882

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	$500	$503
5.000% due 06/15/2014	400	428
5.500% due 06/15/2017	1,000	1,150

New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	537

New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,053

New York State Local Government Assistance Corporations Revenue Bonds, (FGIC Insured), Series 2003
3.620% due 04/01/2021	500	500

New York State Local Government Assistance Corporations Revenue Bonds, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	362

New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	155

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	209

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,048

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031 (a)	500	500

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	539

New York State Thruway Authority Highway & Bridge Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2015	500	546

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	262

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	543

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	535

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	528

New York State TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	300	304

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	805

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	535

See Accompanying Notes	Semiannual Report	September 30, 2006	23

Schedule of Investments New York Municipal Bond Fund (Cont.)	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Urban Development Corp. Revenue Notes, Series 2003
5.000% due 03/15/2011	$495	$524

New York, New York Industrial Development Agency Revenue Bonds, (FGIC-MBIA Insured), Series 2006
7.230% due 03/01/2027	500	503

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	541

Schenectady, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	545

Spencerport, New York Central School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	266

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	547

		29,870

PUERTO RICO 11.3%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	1,001

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	$200	$223

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,114

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	108

Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,023

Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	593

		4,322

TEXAS 2.8%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	537

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	411

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	125

		1,073

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIRGIN ISLANDS 0.7%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	$250	$276

Total Municipal Bonds & Notes (Cost $35,741)		36,318

SHORT-TERM INSTRUMENTS 6.7%

REPURCHASE AGREEMENTS 6.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	2,406	2,406

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 6.500% due 02/15/2010 valued at $2,458. Repurchase proceeds are $2,407.)

U.S. TREASURY BILLS 0.4%
4.768% due 12/14/2006 (b)(c)	145	143

Total Short-Term Instruments (Cost $2,550)		2,549

Total Investments 101.8% (Cost $38,291)		$38,867

Written Options (d) (0.1%) (Premiums $11)		(42)

Other Assets and Liabilities (Net) (1.7%)		(640)

Net Assets 100.0%		$38,185

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $143 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/2006	9	$(8)

(d)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 108.000	11/21/2006	61	$11	$42

24	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short Duration Municipal Income Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.5%

ALABAMA 2.9%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	$3,500	$3,273

Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,128
5.250% due 01/01/2013	4,350	4,672

		9,073

ALASKA 0.6%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2001
3.750% due 12/01/2030	485	485

North Slope Boro, Alaska General Obligation Notes, (MBIA Insured), Series 2000
0.000% due 06/30/2008	1,345	1,264

		1,749

ARIZONA 4.0%
Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,333
5.000% due 08/01/2012	2,305	2,473

Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	2,000	2,184

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,067

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	3,000	3,254

		12,311

CALIFORNIA 5.4%
California State Public Works Board Lease Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,575

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	656

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	6,445	6,474
6.250% due 06/01/2033	2,285	2,517

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,655

Pittsburg, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	878

		16,755

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONNECTICUT 0.2%
New Britain, Connecticut General Obligation Notes, Series 2003
4.000% due 04/15/2007	$560	$561

DISTRICT OF COLUMBIA 0.1%
District of Columbia General Obligation Bonds, (MBIA Insured), Series 2002
3.750% due 06/01/2031	420	420

FLORIDA 1.0%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	665	691

Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	1,038

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.359% due 12/01/2017	500	547

Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	210	215

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
7.276% due 10/01/2015	750	754

		3,245

GEORGIA 3.2%
Georgia State Municipal Electric Authority Revenue Bonds, (FSA Insured), Series 1994
3.760% due 01/01/2022	10,000	10,000

ILLINOIS 10.6%
Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,307

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2005
5.000% due 01/01/2015	13,000	14,104

De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,245

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,070

Illinois State General Obligation Notes, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,147

Illinois State Sales Tax Revenue Notes, Series 2004
5.000% due 06/15/2011	1,225	1,297

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	750

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,582

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	$1,390	$1,278

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,130
0.000% due 10/01/2010	15	13

Western Springs, Illinois Special Assessment Bonds, Series 2006
3.760% due 12/01/2025	5,000	5,000

		32,923

INDIANA 1.2%
Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	3,700	3,875

KANSAS 0.1%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	374

MASSACHUSETTS 6.3%
Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,667

Commonwealth of Massachusetts General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,035

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.634% due 01/01/2016	3,200	3,408

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
4.674% due 07/01/2020	7,005	7,014

Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,408

Massachusetts State Municipal Wholesale Electric Co. Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,048

Massachusetts State Port Authority Revenue Bonds, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,042

Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,855

		19,477

MICHIGAN 3.7%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,017

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,028

See Accompanying Notes	Semiannual Report	September 30, 2006	25

Schedule of Investments  Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Michigan State Municipal Bond Authority Revenue Notes, Series 2003
5.000% due 05/01/2011	$7,000	$7,406

		11,451

NEBRASKA 0.7%
University of Nebraska Revenue Notes, Series 2004
5.000% due 11/01/2006	2,050	2,052

NEVADA 2.4%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,248

Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	3,020	3,310

		7,558

NEW JERSEY 0.7%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	588

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,625

		2,213

NEW YORK 12.3%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	5,000	5,010

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,606

New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,443

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	108

New York City, New York Transitional Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,599

New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2011	1,400	1,494

New York State Dormitory Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.750% due 07/01/2009	8,085	8,422

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	888

New York State Energy Research & Development Authority Revenue Bonds, Series 2005
3.750% due 05/01/2039	300	300

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
5.500% due 06/15/2017	2,000	2,300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	$500	$537

New York State Tobacco Settlement Financing Corp. Revenue Notes, Series 2003
5.250% due 06/01/2012	4,000	4,004

New York State TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	1,700	1,725

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,146

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,138

New York, New York Industrial Development Agency Revenue Bonds, (FGIC-MBIA Insured), Series 2006
7.230% due 03/01/2027	2,700	2,714

		38,434

NORTH CAROLINA 1.0%
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,038

North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	1,750	1,921

		2,959

OHIO 3.0%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,060

Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	3,500	3,785

Ohio State Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,442

		9,287

OKLAHOMA 2.1%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	104

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,272

		6,376

OREGON 0.4%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	828
5.000% due 10/01/2012	435	455

		1,283

PUERTO RICO 4.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2035	1,400	1,470

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026	$2,600	$2,730

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	268

Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	8,000	8,187

		12,655

TENNESSEE 1.7%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	275	288

Tennessee Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	4,600	4,960

		5,248

TEXAS 13.6%
Austin, Texas General Obligation Notes, Series 2003
5.000% due 09/01/2011	2,000	2,121

Dallas, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,611

Fort Worth, Texas Water & Sewer Revenue Notes, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,668

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	11,376

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,075
6.800% due 12/15/2011	3,000	3,430

Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	428

Montgomery County, Texas General Obligation Bonds (FSA Insured), Series 2006
5.000% due 03/01/2029	4,000	4,186

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,057

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2005
3.550% due 12/01/2027	1,500	1,499

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	590	626

Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,120

University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2013	9,355	10,226

		42,423

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIRGINIA 2.0%
Virginia State Public Building Authority Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 08/01/2014	$5,000	$5,544

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	767

		6,311

WASHINGTON 8.3%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,551

Pierce County, Washington School District No. 3 Puyallup General Obligation Notes, (FSA School Bond Insured), Series 2004
5.000% due 06/01/2011	5,990	6,338

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	2,250	2,349

Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,642

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,104

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	$2,960	$1,682

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,630

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,564

		25,860

WEST VIRGINIA 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	90	97

WISCONSIN 6.9%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,279

Milwaukee County, Wisconsin General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 10/01/2013	10,000	10,788

Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,210

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	2,065	2,120
4.500% due 11/01/2010	2,120	2,184

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	$1,000	$1,053

		21,634

Total Municipal Bonds & Notes (Cost $305,750)		306,604

SHORT-TERM INSTRUMENTS 1.2%

REPURCHASE AGREEMENTS 1.0%
State Street Bank and Trust Co.
4.900% due 10/02/2006	3,362	3,362

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2010 valued at $3,433. Repurchase proceeds are $3,363.)

U.S. TREASURY BILLS 0.2%
4.814% due 11/30/2006 -
12/14/2006 (a)(b)	475	470

Total Short-Term Instruments (Cost $3,833)		3,832

Total Investments 99.7% (Cost $309,583)		$310,436

Written Options (d) (0.0%) (Premiums $16)		(60)

Other Assets and Liabilities (Net) 0.3%		1,018

Net Assets 100.0%		$311,394

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $470 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	476	$(147)
U.S. Treasury 10-Year Note December Futures	Short	12/2006	73	(61)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	172	(401)

				$(609)

(c)	Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	$109,200	$(3,240)

(d)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 108.000	11/21/2006	88	$16	$60

See Accompanying Notes	Semiannual Report	September 30, 2006	27

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Class D
09/30/2006+	$9.83	$0.18	$0.12	$0.30	$(0.18)	$0.00
03/31/2006	9.96	0.35	(0.13)	0.22	(0.35)	0.00
03/31/2005	10.22	0.38	(0.26)	0.12	(0.38)	0.00
03/31/2004	10.22	0.38	0.00	0.38	(0.38)	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)
03/31/2002	10.60	0.46	(0.07)	0.39	(0.43)	(0.40)

California Short Duration Municipal Income Fund
Class D
08/31/2006 - 09/30/2006+	$10.00	$0.02	$0.03	$0.05	$(0.02)	$0.00

High Yield Municipal Bond Fund
Class D
07/31/2006 - 09/30/2006+	$10.00	$0.03	$0.30	$0.33	$(0.08)	$0.00

Municipal Bond Fund
Class D
09/30/2006+	$10.18	$0.18	$0.14	$0.32	$(0.19)	$0.00
03/31/2006	10.14	0.37	0.02	0.39	(0.35)	0.00
03/31/2005	10.32	0.39	(0.19)	0.20	(0.38)	0.00
03/31/2004	10.18	0.38	0.14	0.52	(0.38)	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)
03/31/2002	10.02	0.47	0.12	0.59	(0.47)	(0.11)

New York Municipal Bond Fund
Class D
09/30/2006+	$10.76	$0.18	$0.14	$0.32	$(0.18)	$0.00
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00
03/31/2004	10.68	0.32	0.22	0.54	(0.33)	(0.02)
03/31/2003	10.35	0.36	0.49	0.85	(0.40)	(0.12)
03/31/2002	10.64	0.45	0.17	0.62	(0.45)	(0.46)

Short Duration Municipal Income Fund
Class D
09/30/2006+	$9.96	$0.16	$0.00	$0.16	$(0.16)	$0.00
03/31/2006	9.95	0.31	0.01	0.32	(0.31)	0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00
03/31/2004	10.16	0.19	(0.01)	0.18	(0.17)	0.00
03/31/2003	10.17	0.23	(0.02)	0.21	(0.22)	0.00
03/31/2002	10.16	0.30	0.09	0.39	(0.34)	(0.04)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.

(c) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

28	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.18)	$9.95	3.05%	$2,629	0.83	%*	0.83	%*	3.57	%*	39%
(0.35)	9.83	2.26	2,402	0.84	(c)	0.84	(c)	3.57		142
(0.38)	9.96	1.20	4,078	0.85		0.85		3.77		59
(0.38)	10.22	3.78	4,449	0.85		0.85		3.74		137
(0.46)	10.22	5.16	6,046	0.85		0.85		3.91		101
(0.83)	10.16	3.77	1,444	0.87		0.85		4.41		94

$(0.02)	$10.03	0.55%	$10	0.70	%*	0.70	%*	3.03	%*	36%

$(0.08)	$10.25	3.26%	$347	0.95	%*	0.95	%*	3.63	%*	67%

$(0.19)	$10.31	3.13%	$43,495	0.83	%*	0.83	%*	3.61	%*	31%
(0.35)	10.18	3.94	36,022	0.84	(c)	0.84	(c)	3.64		74
(0.38)	10.14	2.03	25,132	0.85		0.85		3.88		64
(0.38)	10.32	5.20	24,732	0.85		0.85		3.70		115
(0.45)	10.18	6.10	21,509	0.85		0.85		4.08		108
(0.58)	10.03	5.95	6,738	0.85		0.85		4.61		231

$(0.18)	$10.90	3.00%	$6,864	0.83	%*	0.83	%*	3.32	%*	22%
(0.34)	10.76	3.08	5,625	0.84	(c)	0.84	(c)	3.02		48
(0.33)	10.77	2.17	3,348	0.85		0.85		3.07		42
(0.35)	10.87	5.09	3,032	0.85		0.85		3.00		147
(0.52)	10.68	8.35	1,491	0.85		0.85		3.36		227
(0.91)	10.35	6.08	66	0.87		0.85		4.19		204

$(0.16)	$9.96	1.60%	$31,157	0.70	%*(b)	0.70	%*(b)	3.17	%*	42%
(0.31)	9.96	3.24	28,517	0.70	(b)	0.70	(b)	3.09		83
(0.24)	9.95	0.22	33,141	0.78	(b)	0.78	(b)	2.41		104
(0.17)	10.17	1.83	42,004	0.80		0.80		1.83		226
(0.22)	10.16	2.10	9,210	0.80		0.80		2.22		152
(0.38)	10.17	3.88	470	0.80		0.80		2.93		107

Semiannual Report	September 30, 2006	29

S tatements of Assets and Liabilities	(Unaudited) September 30, 2006

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$141,273	$3,013	$5,590	$420,649	$38,867	$310,436
Cash	2,783	101	1	0	0	963
Receivable for investments sold on a delayed-delivery basis	0	99	0	0	0	0
Receivable for Fund shares sold	58	0	250	1,105	10	261
Interest and dividends receivable	1,624	22	36	5,730	441	3,750
Variation margin receivable	4	0	0	753	1	540
Swap premiums paid	0	0	0	0	0	4,631
Unrealized appreciation on swap agreements	0	0	0	2,658	0	0
Other assets	1	0	0	0	0	4
	145,743	3,235	5,877	430,895	39,319	320,585

Liabilities:
Payable for investments purchased	$170	$100	$500	$0	$500	$0
Payable for investments purchased on a delayed-delivery basis	386	96	483	0	512	0
Payable for Fund shares redeemed	3,078	0	10	803	31	4,971
Dividends payable	79	0	0	314	27	225
Written options outstanding	68	0	0	351	42	60
Accrued investment advisory fee	28	1	1	81	7	56
Accrued administration fee	33	0	1	106	10	62
Accrued distribution fee	0	0	0	50	0	8
Accrued servicing fee	10	0	0	45	5	30
Variation margin payable	13	0	0	759	0	539
Swap premium received	0	0	0	2,160	0	0
Unrealized depreciation on swap agreements	180	0	0	0	0	3,240
	4,045	197	995	4,669	1,134	9,191

Net Assets	$141,698	$3,038	$4,882	$426,226	$38,185	$311,394

Net Assets Consist of:
Paid in capital	$142,515	$3,029	$4,793	$417,318	$37,537	$323,302
Undistributed (overdistributed) net investment income	290	0	0	440	(7)	(2)
Accumulated undistributed net realized gain (loss)	(4,818)	2	24	(9,940)	116	(8,866)
Net unrealized appreciation (depreciation)	3,711	7	65	18,408	539	(3,040)
	$141,698	$3,038	$4,882	$426,226	$38,185	$311,394

Net Assets:
Class D	$2,629	$10	$347	$43,495	$6,864	$31,157
Other Classes	139,069	3,028	4,535	382,731	31,321	280,237

Shares Issued and Outstanding:
Class D	264	1	34	4,217	629	3,127

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$9.95	$10.03	$10.25	$10.31	$10.90	$9.96

Cost of Investments Owned	$137,390	$3,005	$5,513	$404,705	$38,291	$309,583
Premiums Received on Written Options	$42	$0	$0	$94	$11	$16

30	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2006 (Unaudited)

(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund(1)	High Yield Municipal Bond Fund(2)	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$3,197	$10	$34	$9,217	$720	$5,899
Miscellaneous income	0	0	0	0	1	3
Total Income	3,197	10	34	9,217	721	5,902

Expenses:
Investment advisory fees	163	1	2	463	39	303
Administration fees	190	0	2	608	53	351
Servicing fees - Class D	3	0	0	50	8	37
Distribution and/or servicing fees - Other Classes	58	0	0	498	22	194
Trustees’ fees	0	0	0	1	0	0
Miscellaneous expense	0	0	0	1	0	1
Total Expenses	414	1	4	1,621	122	886

Net Investment Income	2,783	9	30	7,596	599	5,016

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(274)	2	26	(689)	(4)	(529)
Net realized gain (loss) on futures contracts, options and swaps	(8)	0	(2)	449	70	3,060
Net change in unrealized appreciation on investments	2,189	9	77	6,688	504	3,522
Net change in unrealized (depreciation) on futures contracts, options and swaps	(128)	(2)	(12)	(971)	(46)	(6,001)
Net Gain	1,779	9	89	5,477	524	52

Net Increase in Net Assets Resulting from Operations	$4,562	$18	$119	$13,073	$1,123	$5,068

(1) Period from August 31, 2006 to September 30, 2006.

(2) Period from July 31, 2006 to September 30, 2006.

Semiannual Report	September 30, 2006	31

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Period from August 31, 2006 to September 30, 2006 (Unaudited)	Period from July 31, 2006 to September 30, 2006 (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,783	$5,015	$9	$30
Net realized gain (loss)	(282)	(1,193)	2	24
Net change in unrealized appreciation (depreciation)	2,061	(659)	7	65
Net increase resulting from operations	4,562	3,163	18	119

Distributions to Shareholders:
From net investment income
Class D	(47)	(107)	0	0
Other Classes	(2,736)	(4,917)	(9)	(30)
From net realized capital gains
Class D	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(2,783)	(5,024)	(9)	(30)

Fund Share Transactions:
Receipts for shares sold
Class D	560	470	10	346
Other Classes	12,816	57,610	3,010	4,428
Issued as reinvestment of distributions
Class D	36	74	0	0
Other Classes	2,321	4,083	9	29
Cost of shares redeemed
Class D	(403)	(2,189)	0	0
Other Classes	(19,489)	(41,338)	0	(10)
Net increase (decrease) resulting from Fund share transactions	(4,159)	18,710	3,029	4,793

Fund Redemption Fee	0	12	0	0

Total Increase (Decrease) in Net Assets	(2,380)	16,861	3,038	4,882

Net Assets:
Beginning of period	144,078	127,217	0	0
End of period*	$141,698	$144,078	$3,038	$4,882

*Including undistributed (overdistributed) net investment income of:	$290	$290	$0	$0

32	PIMCO Funds	See Accompanying Notes

Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$7,596	$12,515	$599	$822	$5,016	$10,561
(240)	(2,774)	66	82	2,531	(3,067)
5,717	3,248	458	(172)	(2,479)	2,519
13,073	12,989	1,123	732	5,068	10,013

(733)	(1,049)	(105)	(145)	(472)	(934)
(6,869)	(10,868)	(494)	(677)	(4,536)	(9,629)

0	0	0	(5)	0	0
0	0	0	(24)	0	0

(7,602)	(11,917)	(599)	(851)	(5,008)	(10,563)

12,147	17,933	1,465	3,102	4,204	2,696
56,485	135,661	7,826	10,736	111,436	110,025

348	581	94	133	118	256
5,483	8,223	353	485	3,623	7,038

(5,580)	(7,702)	(409)	(926)	(1,689)	(7,562)
(49,038)	(79,060)	(2,730)	(4,811)	(96,605)	(222,901)
19,845	75,636	6,599	8,719	21,087	(110,448)

3	6	0	1	8	7

25,319	76,714	7,123	8,601	21,155	(110,991)

400,907	324,193	31,062	22,461	290,239	401,230
$426,226	$400,907	$38,185	$31,062	$311,394	$290,239

$440	$446	$(7)	$(7)	$(2)	$(10)

Semiannual Report	September 30, 2006	33

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Class D of the six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollars. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

34	PIMCO Funds

(Unaudited) September 30, 2006

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Futures Contracts  Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(g) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(h) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(i) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(j) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The

Semiannual Report	September 30, 2006	35

Notes to Financial Statements  (Cont.)

market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities that it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Restricted Securities  Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(l) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Funds from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2006, there were no open unfunded loan commitments.

36	PIMCO Funds

(Unaudited) September 30, 2006

(o) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(p) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(q) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Funds’ annual financial statements for the year ending March 31, 2007.

3.  FEES, EXPENSES AND RELATED PARTY TRANSACTIONS

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.22%	0.35%		0.35%		NA
California Short Duration Municipal Income Fund	0.20%	0.15%	NA	0.35%		0.35%		NA
High Yield Municipal Bond Fund	0.30%	0.25%	NA	0.40%		0.40%		NA
Municipal Bond Fund	0.225%	0.24%	0.24%	0.35%		0.35%		NA
New York Municipal Bond Fund	0.225%	0.22%	NA	0.35%		0.35%		NA
Short Duration Municipal Income Fund	0.20%	0.15%	0.15%	0.35	% (1)	0.35	% (2)	NA

(1) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees.

(2) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.10% of the administrative fees.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

Semiannual Report	September 30, 2006	37

Notes to Financial Statements  (Cont.)

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%

AGID has contractually agreed (ending March 31, 2007) to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short Duration Municipal Income Fund	A and C

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $90,256 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based the on total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

5.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly

38	PIMCO Funds

(Unaudited) September 30, 2006

during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$55,950	$59,451
California Short Duration Municipal Income Fund	0	0	3,623	699
High Yield Municipal Bond Fund	0	0	7,492	2,185
Municipal Bond Fund	0	0	147,221	127,534
New York Municipal Bond Fund	0	0	13,021	7,400
Short Duration Municipal Income Fund	0	29,121	146,296	96,207

6.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	California Intermediate Municipal Bond Fund		Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2006	270	$77	1,022	$262	110	$28	406	$105
Sales	460	72	1,784	253	209	30	424	52
Closing Buys	(370)	(50)	(1,127)	(194)	(205)	(32)	(537)	(92)
Expirations	0	0	(1,169)	(227)	0	0	(205)	(49)
Exercised	(180)	(57)	0	0	(53)	(15)	0	0
Balance at 09/30/2006	180	$42	510	$94	61	$11	88	$16

7.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation(1)
California Intermediate Municipal Bond Fund	$4,019	$(136)	$3,883
California Short Duration Municipal Income Fund	9	(1)	8
High Yield Municipal Bond Fund	78	(1)	77
Municipal Bond Fund	16,718	(774)	15,944
New York Municipal Bond Fund	683	(107)	576
Short Duration Municipal Income Fund	3,231	(2,378)	853

(1) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Semiannual Report	September 30, 2006	39

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Period from 08/31/2006 to 09/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	57	$560	47	$470	1	$10
Other Classes	1,303	12,816	5,810	57,610	301	3,010

Issued as reinvestment of distributions
Class D	4	36	7	74	0	0
Other Classes	236	2,321	411	4,083	1	9

Cost of shares redeemed
Class D	(41)	(403)	(219)	(2,189)	0	0
Other Classes	(1,974)	(19,489)	(4,169)	(41,338)	0	0
Net increase (decrease) resulting from Fund share transactions	(415)	$(4,159)	1,887	$18,710	303	$3,029

	High Yield Municipal Bond Fund		Municipal Bond Fund
	Period from 07/31/2006 to 09/30/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	34	$346	1,192	$12,147	1,757	$17,933
Other Classes	441	4,428	5,541	56,485	13,277	135,661

Issued as reinvestment of distributions
Class D	0	0	34	348	57	581
Other Classes	2	29	536	5,483	804	8,223

Cost of shares redeemed
Class D	0	0	(547)	(5,580)	(755)	(7,702)
Other Classes	0	(10)	(4,810)	(49,038)	(7,740)	(79,060)
Net increase resulting from Fund share transactions	477	$4,793	1,946	$19,845	7,400	$75,636

	New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	136	$1,465	285	$3,102	421	$4,204	272	$2,696
Other Classes	728	7,826	990	10,736	11,168	111,436	11,107	110,025

Issued as reinvestment of distributions
Class D	8	94	12	133	11	118	26	256
Other Classes	33	353	45	485	363	3,623	711	7,038

Cost of shares redeemed
Class D	(38)	(409)	(85)	(926)	(169)	(1,689)	(763)	(7,562)
Other Classes	(253)	(2,730)	(445)	(4,811)	(9,684)	(96,605)	(22,513)	(222,901)
Net increase (decrease) resulting from Fund share transactions	614	$6,599	802	$8,719	2,110	$21,087	(11,160)	$(110,448)

40	PIMCO Funds

(Unaudited) September 30, 2006

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Semiannual Report	September 30, 2006	41

Approval of Renewal of the Investment Advisory Contract and Administration Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the period ended June 30, 2006 and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the period ended May 31, 2006. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

42	PIMCO Funds

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’

Semiannual Report	September 30, 2006	43

Approval of Renewal of the Investment Advisory Contract and Administration Agreement  (Cont.)

performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO continued to be excellent and favored renewal of the Agreements. The Board concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

44	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

PO Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/05. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2006. For information about any product, contact your financial advisor.    AZ022SA_15910

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2006

Share Class	CORE BOND	INTERNATIONAL BOND
R	PIMCO Total Return Fund SHORT-DURATION BOND PIMCO Short-Term Fund PIMCO Low Duration Fund CREDIT STRATEGY PIMCO High Yield Fund	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) REAL RETURN STRATEGY PIMCO Real Return Fund EQUITY-RELATED PIMCO StocksPLUS® Fund ASSET ALLOCATION PIMCO All Asset Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		14
Financial Highlights		62
Statements of Assets and Liabilities		64
Statements of Operations		66
Statements of Changes in Net Assets		68
Notes to Financial Statements		70
Approval of Renewal of the Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement		81

FUND	Fund Summary	Schedule of Investments

All Asset Fund	6	15
Foreign Bond Fund (U.S. Dollar-Hedged)	7	16
High Yield Fund	8	24
Low Duration Fund	9	30
Real Return Fund	10	37
Short-Term Fund	11	42
StocksPLUS® Fund	12	48
Total Return Fund	13	53

2	PIMCO Funds

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Funds covering the six-month period ended September 30, 2006. At the end of the period, net assets for the overall PIMCO Funds family stood at approximately $205 billion. On the following pages you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the six-month period include:

•	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

•	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

•	Stocks and Treasury Inflation-Protected Securities (“TIPS”) slightly outpaced the broad bond market during this time, with the S&P 500 Index and Lehman Brothers U.S. TIPS Index returning 4.14% and 4.07% respectively.

•	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our website at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage risk, non-U.S. investment risk, emerging markets risk, real estate risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, allocation risk and underlying fund risks. A complete description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. The All Asset Fund invests in a portfolio of mutual funds. The cost of investing in this Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. For each Fund, the oldest share class is the Institutional share class with the exception of PIMCO Real Return Fund (Class A Shares). The R Shares for each Fund were first offered in 12/02 except PIMCO All Asset, which was first offered in 1/06. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the R Share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the R shares’ different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

The Cumulative Returns charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained by contacting a PIMCO Funds representative at 1-866-746-2606.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4	PIMCO Funds

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.

The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from 04/01/06 to 09/30/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	5

PIMCO All Asset Fund	Class R:	PATRX

Portfolio Insights

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset All Authority Fund).

•	A significant allocation to Treasury Inflation-Protected Securities (“TIPS”) strategies added to performance, particularly long-dated issues, which gained as real interest rates declined.

•	Modest exposure to commodities through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance overall as the Dow Jones-AIG Commodity Total Return Index lost -0.77%. However, a reduction in exposure to commodities was positive to tactical allocation decisions.

•	Allocations to developing local markets strategies detracted from performance as emerging market currencies underperformed the benchmark over the period.

•	Modest exposure to U.S. equity strategies contributed to performance as the S&P 500 gained 4.14%. Reduced U.S. equity exposure detracted from tactical allocation decisions as equities continue to outperform the benchmark.

•	Exposure to Real Estate Investment Trust (“REIT”) strategies added to performance; the Dow Jones Wilshire REIT Index rallied 7.90% despite historically low REIT yields. However, near-zero holdings of REITs detracted from an allocation standpoint with REITs continuing to post strong returns.

•	Allocations to long-term U.S. government bonds through the PIMCO Long-Term U.S. Government Fund, detracted from performance as these bonds underperformed the benchmark on a duration-matched basis. A reduction in exposure to long-term U.S. government bonds was positive for allocation decisions.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class R	2.91%	2.74%	—	—	10.86%
Lehman Brothers U.S. TIPS 1-10 Year Index	3.74%	2.25%	—	—	5.78%
Consumer Price Index + 500 Basis Points	4.11%	7.28%	—	—	8.15%
Lipper Flexible Portfolio Fund Average	1.42%	7.34%	—	—	11.38%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                                                         Consumer Price
                 PIMCO All        Lehman Brothers U.S.  Index + 500 Basis
             Asset Fund CLASS R  TIPS: 1-10 Year Index       points
             ------------------  ---------------------  -----------------
 07/31/2002        $10,000             $10,000              $10,000
 08/31/2002         10,472              10,241               10,075
 09/30/2002         10,543              10,493               10,134
 10/31/2002         10,495              10,363               10,193
 11/30/2002         10,777              10,268               10,235
 12/31/2002         11,152              10,552               10,255
 01/31/2003         11,226              10,638               10,343
 02/28/2003         11,687              10,956               10,466
 03/31/2003         11,438              10,896               10,573
 04/30/2003         11,593              10,872               10,594
 05/31/2003         12,235              11,193               10,621
 06/30/2003         12,122              11,171               10,676
 07/31/2003         11,560              10,817               10,732
 08/31/2003         11,786              10,960               10,818
 09/30/2003         12,166              11,254               10,898
 10/31/2003         12,362              11,272               10,932
 11/30/2003         12,466              11,238               10,948
 12/31/2003         12,821              11,303               10,982
 01/31/2004         13,002              11,411               11,081
 02/29/2004         13,320              11,634               11,187
 03/31/2004         13,552              11,790               11,306
 04/30/2004         12,643              11,402               11,389
 05/31/2004         12,950              11,543               11,503
 06/30/2004         13,024              11,535               11,588
 07/31/2004         13,035              11,678               11,618
 08/31/2004         13,417              11,889               11,672
 09/30/2004         13,618              11,901               11,745
 10/31/2004         13,864              12,045               11,856
 11/30/2004         14,023              12,003               11,912
 12/31/2004         14,212              12,106               11,918
 01/31/2005         14,123              12,075               11,992
 02/28/2005         14,280              12,031               12,112
 03/31/2005         14,144              12,009               12,257
 04/30/2005         14,301              12,208               12,390
 05/31/2005         14,491              12,261               12,429
 06/30/2005         14,664              12,292               12,487
 07/31/2005         14,709              12,112               12,597
 08/31/2005         15,002              12,346               12,714
 09/30/2005         14,955              12,358               12,922
 10/31/2005         14,649              12,248               13,002
 11/30/2005         14,763              12,260               12,952
 12/31/2005         14,996              12,333               12,954
 01/31/2006         15,139              12,342               13,106
 02/28/2006         15,173              12,306               13,187
 03/31/2006         14,929              12,181               13,315
 04/30/2006         14,941              12,243               13,484
 05/31/2006         14,811              12,283               13,607
 06/30/2006         14,802              12,320               13,691
 07/31/2006         15,101              12,468               13,789
 08/31/2006         15,400              12,605               13,874
 09/30/2006         15,365              12,635               13,864

PIMCO Funds Allocation*

Real Return Asset Fund	24.2%
Real Return Fund	14.4%
Floating Income Fund	13.6%
Developing Local Markets Fund	13.4%
CommodityRealReturn Strategy Fund	8.2%
Emerging Markets Bond Fund	5.2%
Other	21.0%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,029.15	$1,016.29
Expenses Paid During Period†	$8.90	$8.85

† Expenses are equal to the annualized expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses are currently capped at 0.64%. Effective October 1, 2006, the Fund’s administrative fee was reduced by 0.025% to 0.175%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $5.75 for Class R Shares, based upon the Fund’s actual performance, and $5.72 for Class R Shares, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Class R:	PFRRX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Exposure to U.S. duration contributed to relative returns as intermediate and long yields fell amid slowing growth and a pause in interest rate hikes by the Federal Reserve during the second half of the six-month period.

•	An underweight to shorter maturities and a curve flattening bias added to returns as interest rate increases by the European Central Bank and a tightening bias led to a flattening of the yield curve.

•	A focus on the short-to-intermediate portion of the U.K curve detracted from relative returns. Near maturity U.K. yields rose as the Bank of England raised interest rates, while the long-end of the yield curve inverted further on strong pension-related buying.

•	An underweight to Japanese bonds detracted from returns as weak inflation data pushed back the Bank of Japan’s interest rate normalization process, causing yields to fall.

•	A long position in the Japanese yen versus the U.S. dollar detracted from relative returns as the yen fell following a delay in the Bank of Japan’s interest rate normalization process.

•	Tactical holdings in mortgage-backed securities benefited returns as this sector outpaced Treasuries and security selection of undervalued coupons also added to returns.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)**
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	2.53%	2.64%	4.81%	6.39%	7.47%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	3.35%	3.30%	4.55%	6.74%	7.39%
Lipper International Income Fund Average	3.35%	2.06%	7.63%	5.51%	6.15%

* Cumulative return.

** The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                   PIMCO Foreign Bond Fund  JPMorgan GBI Global
                    (U.S. Dollar-Hedged)      ex-U.S. Index
                          CLASS R             Hedged in USD
                     ------------------     -------------------
12/31/1992                $10,000               $10,000
01/31/1993                 10,077                10,091
02/28/1993                 10,293                10,274
03/31/1993                 10,325                10,280
04/30/1993                 10,318                10,281
05/31/1993                 10,405                10,338
06/30/1993                 10,645                10,549
07/31/1993                 10,807                10,667
08/31/1993                 11,063                10,889
09/30/1993                 11,101                10,936
10/31/1993                 11,260                11,082
11/30/1993                 11,284                11,159
12/31/1993                 11,559                11,390
01/31/1994                 11,567                11,333
02/28/1994                 11,253                11,078
03/31/1994                 11,051                10,977
04/30/1994                 10,940                10,899
05/31/1994                 10,773                10,779
06/30/1994                 10,568                10,669
07/31/1994                 10,628                10,739
08/31/1994                 10,518                10,636
09/30/1994                 10,529                10,645
10/31/1994                 10,564                10,687
11/30/1994                 10,714                10,838
12/31/1994                 10,638                10,813
01/31/1995                 10,704                10,931
02/28/1995                 10,769                11,072
03/31/1995                 10,770                11,297
04/30/1995                 11,028                11,477
05/31/1995                 11,455                11,854
06/30/1995                 11,379                11,814
07/31/1995                 11,590                11,963
08/31/1995                 11,804                12,067
09/30/1995                 11,966                12,258
10/31/1995                 12,160                12,395
11/30/1995                 12,629                12,667
12/31/1995                 12,809                12,785
01/31/1996                 13,116                12,939
02/29/1996                 12,828                12,787
03/31/1996                 13,030                12,893
04/30/1996                 13,339                13,047
05/31/1996                 13,383                13,136
06/30/1996                 13,527                13,245
07/31/1996                 13,650                13,345
08/31/1996                 13,976                13,522
09/30/1996                 14,361                13,810
10/31/1996                 14,707                14,038
11/30/1996                 15,054                14,319
12/31/1996                 15,125                14,339
01/31/1997                 15,358                14,518
02/28/1997                 15,433                14,611
03/31/1997                 15,231                14,533
04/30/1997                 15,365                14,690
05/31/1997                 15,437                14,767
06/30/1997                 15,738                15,018
07/31/1997                 15,962                15,257
08/31/1997                 15,888                15,275
09/30/1997                 16,222                15,545
10/31/1997                 16,024                15,645
11/30/1997                 16,232                15,757
12/31/1997                 16,461                15,962
01/31/1998                 16,690                16,174
02/28/1998                 16,835                16,318
03/31/1998                 17,037                16,464
04/30/1998                 17,086                16,548
05/31/1998                 17,225                16,774
06/30/1998                 17,301                16,847
07/31/1998                 17,567                17,003
08/31/1998                 17,418                17,338
09/30/1998                 17,808                17,749
10/31/1998                 17,430                17,722
11/30/1998                 17,748                17,914
12/31/1998                 17,989                17,892
01/31/1999                 18,347                18,114
02/28/1999                 18,158                17,993
03/31/1999                 18,260                18,207
04/30/1999                 18,486                18,438
05/31/1999                 18,187                18,363
06/30/1999                 17,956                18,078
07/31/1999                 17,954                18,031
08/31/1999                 17,814                18,063
09/30/1999                 17,899                18,132
10/31/1999                 17,969                18,176
11/30/1999                 17,994                18,281
12/31/1999                 18,142                18,336
01/31/2000                 18,038                18,338
02/29/2000                 18,235                18,473
03/31/2000                 18,487                18,743
04/30/2000                 18,542                18,844
05/31/2000                 18,642                18,995
06/30/2000                 18,773                19,086
07/31/2000                 18,919                19,224
08/31/2000                 18,891                19,227
09/30/2000                 19,129                19,393
10/31/2000                 19,167                19,550
11/30/2000                 19,441                19,896
12/31/2000                 19,793                20,117
01/31/2001                 20,076                20,355
02/28/2001                 20,181                20,530
03/31/2001                 20,441                20,685
04/30/2001                 20,306                20,545
05/31/2001                 20,343                20,652
06/30/2001                 20,320                20,765
07/31/2001                 20,785                20,954
08/31/2001                 20,960                21,130
09/30/2001                 21,094                21,217
10/31/2001                 21,607                21,605
11/30/2001                 21,525                21,512
12/31/2001                 21,415                21,334
01/31/2002                 21,496                21,357
02/28/2002                 21,533                21,377
03/31/2002                 21,451                21,268
04/30/2002                 21,668                21,440
05/31/2002                 21,666                21,467
06/30/2002                 21,906                21,745
07/31/2002                 21,967                21,956
08/31/2002                 22,119                22,219
09/30/2002                 22,307                22,472
10/31/2002                 22,289                22,463
11/30/2002                 22,505                22,504
12/31/2002                 22,899                22,828
01/31/2003                 23,162                23,007
02/28/2003                 23,415                23,165
03/31/2003                 23,340                23,137
04/30/2003                 23,422                23,188
05/31/2003                 23,700                23,556
06/30/2003                 23,634                23,434
07/31/2003                 23,412                23,174
08/31/2003                 23,307                23,007
09/30/2003                 23,521                23,260
10/31/2003                 23,326                23,043
11/30/2003                 23,300                23,064
12/31/2003                 23,538                23,280
01/31/2004                 23,620                23,384
02/29/2004                 23,894                23,607
03/31/2004                 23,971                23,671
04/30/2004                 23,918                23,485
05/31/2004                 23,865                23,446
06/30/2004                 23,858                23,416
07/31/2004                 23,930                23,510
08/31/2004                 24,155                23,843
09/30/2004                 24,237                23,979
10/31/2004                 24,414                24,131
11/30/2004                 24,777                24,341
12/31/2004                 24,933                24,492
01/31/2005                 25,108                24,731
02/28/2005                 25,010                24,612
03/31/2005                 25,240                24,800
04/30/2005                 25,525                25,113
05/31/2005                 25,671                25,322
06/30/2005                 25,910                25,595
07/31/2005                 25,862                25,481
08/31/2005                 26,033                25,688
09/30/2005                 25,991                25,660
10/31/2005                 25,849                25,529
11/30/2005                 25,904                25,671
12/31/2005                 26,165                25,862
01/31/2006                 26,092                25,814
02/28/2006                 26,193                25,874
03/31/2006                 26,020                25,647
04/30/2006                 25,939                25,502
05/31/2006                 26,066                25,650
06/30/2006                 26,024                25,640
07/31/2006                 26,256                25,899
08/31/2006                 26,542                26,341
09/30/2006                 26,677                26,506

Allocation Breakdown*

United States	26.2%
Germany	20.8%
Japan	17.7%
Short-Term Instruments	12.6%
France	10.3%
United Kingdom	5.1%
Other	7.3%

*	% of Total Investments as of 09/30/2006

	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,025.32	$1,019.05
Expenses Paid During Period†	$6.09	$6.07

† Expenses are equal to the annualized expense ratio of 1.20% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	7

PIMCO High Yield Fund	Class R:	PHYRX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	Security selection in the healthcare sector detracted from relative performance as leveraged buyout (“LBO”) activity weighed heavily on higher-rated bonds.

•	An underweight to consumer non-cyclicals hurt performance as the industry category was well supported by multiple sub-sectors such as tobacco, wholesale foods, and food/drug retailers.

•	Although an overweight to energy detracted from relative performance, as the sector slumped on declines in energy commodity prices, security selection contributed positively to relative performance as pipeline companies outperformed the broader sector.

•	An underweight to building products contributed positively to relative performance as the sector significantly underperformed on weaker demand and rising inventories.

•	Within the consumer cyclical sector, an emphasis on auto-related bonds added to performance as auto loans and manufacturers drove the broader sector.

•	Hedging strategies detracted from performance as short-term Treasury rates increased and longer maturity Treasury rates declined.

•	Exposure to emerging market sovereigns such as Brazil, Russia, and Mexico, which outperformed the index, benefited the Fund’s relative performance.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)**
PIMCO High Yield Fund Class R	2.63%	6.11%	8.31%	6.50%	7.99%
Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	3.14%	6.42%	9.49%	6.54%	7.72%
Lipper High Current Yield Fund Average	3.10%	6.69%	9.11%	5.16%	6.56%

* Cumulative return.

** The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                                     Merrill Lynch U.S.
            PIMCO High Yield Fund   High Yield, BB-B Rated
                 CLASS R             Constrained Index
             ----------------      -----------------------
12/31/1992        $10,000                 $10,000
01/31/1993         10,222                  10,241
02/28/1993         10,405                  10,432
03/31/1993         10,609                  10,611
04/30/1993         10,716                  10,687
05/31/1993         10,789                  10,824
06/30/1993         11,077                  11,026
07/31/1993         11,149                  11,132
08/31/1993         11,268                  11,234
09/30/1993         11,319                  11,289
10/31/1993         11,617                  11,501
11/30/1993         11,700                  11,554
12/31/1993         11,795                  11,664
01/31/1994         12,040                  11,910
02/28/1994         12,032                  11,820
03/31/1994         11,666                  11,438
04/30/1994         11,559                  11,302
05/31/1994         11,636                  11,258
06/30/1994         11,646                  11,299
07/31/1994         11,749                  11,383
08/31/1994         11,842                  11,459
09/30/1994         11,918                  11,452
10/31/1994         11,918                  11,481
11/30/1994         11,864                  11,389
12/31/1994         12,001                  11,523
01/31/1995         12,112                  11,699
02/28/1995         12,438                  12,062
03/31/1995         12,614                  12,224
04/30/1995         12,882                  12,506
05/31/1995         13,248                  12,904
06/30/1995         13,349                  13,009
07/31/1995         13,520                  13,138
08/31/1995         13,616                  13,240
09/30/1995         13,799                  13,394
10/31/1995         13,994                  13,510
11/30/1995         14,158                  13,646
12/31/1995         14,388                  13,866
01/31/1996         14,614                  14,070
02/29/1996         14,622                  14,070
03/31/1996         14,497                  14,025
04/30/1996         14,554                  14,021
05/31/1996         14,595                  14,112
06/30/1996         14,647                  14,204
07/31/1996         14,770                  14,295
08/31/1996         15,002                  14,437
09/30/1996         15,343                  14,760
10/31/1996         15,488                  14,942
11/30/1996         15,817                  15,242
12/31/1996         15,965                  15,355
01/31/1997         16,120                  15,472
02/28/1997         16,361                  15,682
03/31/1997         16,138                  15,468
04/30/1997         16,303                  15,659
05/31/1997         16,666                  16,001
06/30/1997         16,905                  16,243
07/31/1997         17,331                  16,685
08/31/1997         17,317                  16,656
09/30/1997         17,599                  16,927
10/31/1997         17,608                  16,999
11/30/1997         17,768                  17,150
12/31/1997         17,960                  17,323
01/31/1998         18,260                  17,579
02/28/1998         18,349                  17,662
03/31/1998         18,483                  17,815
04/30/1998         18,520                  17,885
05/31/1998         18,605                  18,019
06/30/1998         18,734                  18,118
07/31/1998         18,923                  18,231
08/31/1998         18,153                  17,418
09/30/1998         18,372                  17,532
10/31/1998         18,181                  17,190
11/30/1998         18,940                  17,997
12/31/1998         19,011                  17,991
01/31/1999         19,251                  18,190
02/28/1999         19,084                  18,069
03/31/1999         19,232                  18,271
04/30/1999         19,546                  18,537
05/31/1999         19,163                  18,354
06/30/1999         19,149                  18,314
07/31/1999         19,192                  18,337
08/31/1999         19,107                  18,176
09/30/1999         19,109                  18,152
10/31/1999         19,076                  18,083
11/30/1999         19,330                  18,298
12/31/1999         19,421                  18,438
01/31/2000         19,324                  18,350
02/29/2000         19,361                  18,356
03/31/2000         18,964                  18,071
04/30/2000         18,996                  18,088
05/31/2000         18,892                  17,896
06/30/2000         19,245                  18,288
07/31/2000         19,387                  18,378
08/31/2000         19,657                  18,588
09/30/2000         19,588                  18,422
10/31/2000         19,179                  17,881
11/30/2000         18,806                  17,250
12/31/2000         19,211                  17,717
01/31/2001         19,993                  18,823
02/28/2001         20,195                  19,056
03/31/2001         19,946                  18,710
04/30/2001         19,787                  18,517
05/31/2001         20,002                  18,803
06/30/2001         19,680                  18,365
07/31/2001         19,975                  18,636
08/31/2001         20,137                  18,799
09/30/2001         19,320                  17,666
10/31/2001         19,739                  18,236
11/30/2001         20,080                  18,831
12/31/2001         20,038                  18,679
01/31/2002         20,070                  18,772
02/28/2002         19,866                  18,609
03/31/2002         20,028                  19,017
04/30/2002         20,199                  19,273
05/31/2002         20,025                  19,244
06/30/2002         19,012                  18,205
07/31/2002         17,911                  17,559
08/31/2002         18,633                  18,058
09/30/2002         18,167                  17,819
10/31/2002         18,300                  17,655
11/30/2002         19,420                  18,681
12/31/2002         19,744                  18,884
01/31/2003         20,228                  19,299
02/28/2003         20,521                  19,524
03/31/2003         21,015                  19,963
04/30/2003         22,064                  20,920
05/31/2003         22,276                  21,061
06/30/2003         22,704                  21,597
07/31/2003         22,181                  21,256
08/31/2003         22,525                  21,492
09/30/2003         23,016                  22,033
10/31/2003         23,419                  22,434
11/30/2003         23,632                  22,719
12/31/2003         24,263                  23,205
01/31/2004         24,457                  23,505
02/29/2004         24,330                  23,556
03/31/2004         24,444                  23,765
04/30/2004         24,202                  23,564
05/31/2004         23,854                  23,186
06/30/2004         24,133                  23,480
07/31/2004         24,500                  23,850
08/31/2004         24,995                  24,293
09/30/2004         25,357                  24,621
10/31/2004         25,854                  25,055
11/30/2004         26,009                  25,208
12/31/2004         26,386                  25,510
01/31/2005         26,381                  25,529
02/28/2005         26,748                  25,876
03/31/2005         26,060                  25,183
04/30/2005         25,879                  25,044
05/31/2005         26,471                  25,500
06/30/2005         26,880                  25,902
07/31/2005         27,194                  26,207
08/31/2005         27,344                  26,322
09/30/2005         27,137                  26,122
10/31/2005         26,937                  25,915
11/30/2005         27,149                  26,126
12/31/2005         27,424                  26,375
01/31/2006         27,765                  26,661
02/28/2006         28,044                  26,883
03/31/2006         28,059                  26,952
04/30/2006         28,079                  27,037
05/31/2006         27,911                  26,962
06/30/2006         27,785                  26,803
07/31/2006         28,046                  27,037
08/31/2006         28,439                  27,445
09/30/2006         28,797                  27,799

Allocation Breakdown*

Corporate Bonds & Notes	84.3%
Short-Term Instruments	5.9%
Foreign Currency-Denominated Issues	4.6%
Bank Loan Obligations	3.2%
Convertible Bonds & Notes	1.2%
Other	0.8%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,026.27	$1,019.25
Expenses Paid During Period†	$5.89	$5.87

† Expenses are equal to the annualized expense ratio of 1.16% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Low Duration Fund	Class R:	PLDRX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Extending duration over the benchmark added to returns as yields decreased during the third quarter.

•	Broader-than-benchmark maturity structure detracted from performance as the Fund emphasized short maturities where yields increased the least.

•	An emphasis on mortgage-backed securities was positive for returns. While the sector lagged Treasuries on a like-duration basis, positive security selection added to performance.

•	Corporate bonds were positive for performance as this sector outperformed Treasuries, benefiting from continued strength in the economy and investors’ demand for higher yielding securities.

•	Minimal exposure to high-quality emerging markets was slightly positive for performance as the sector rebounded after a sell-off early in the period, boosted by continued improvement in credit fundamentals and investors’ demand for higher-yielding securities.

•	Tactical exposure to non-U.S. issues with a focus on shorter-maturity U.K. securities detracted from relative returns. These positions underperformed comparable U.S. Treasuries.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Low Duration Fund Class R	2.41%	2.80%	2.75%	4.63%	6.02%
Merrill Lynch 1–3 Year Treasury Index	2.63%	3.74%	2.79%	4.79%	6.03%
Lipper Short Investment Grade Debt Fund Average	2.48%	3.59%	2.78%	4.46%	5.68%

* Cumulative return.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                      PIMCO Low         Merrill Lynch 1-3 Year
                 Duration Fund CLASS R     Treasury Index
                 ---------------------  ---------------------
05/31/1987             $10,000               $10,000
06/30/1987              10,087                10,109
07/31/1987              10,118                10,158
08/31/1987              10,110                10,167
09/30/1987              10,080                10,127
10/31/1987              10,237                10,351
11/30/1987              10,347                10,414
12/31/1987              10,401                10,480
01/31/1988              10,567                10,648
02/29/1988              10,638                10,735
03/31/1988              10,698                10,756
04/30/1988              10,737                10,772
05/31/1988              10,754                10,756
06/30/1988              10,849                10,868
07/31/1988              10,900                10,876
08/31/1988              10,937                10,899
09/30/1988              11,031                11,026
10/31/1988              11,126                11,136
11/30/1988              11,133                11,106
12/31/1988              11,176                11,132
01/31/1989              11,263                11,219
02/28/1989              11,274                11,219
03/31/1989              11,311                11,270
04/30/1989              11,439                11,443
05/31/1989              11,668                11,614
06/30/1989              11,915                11,831
07/31/1989              12,083                12,006
08/31/1989              12,020                11,932
09/30/1989              12,075                12,003
10/31/1989              12,227                12,184
11/30/1989              12,331                12,299
12/31/1989              12,386                12,348
01/31/1990              12,370                12,358
02/28/1990              12,448                12,416
03/31/1990              12,508                12,457
04/30/1990              12,493                12,482
05/31/1990              12,696                12,673
06/30/1990              12,826                12,806
07/31/1990              12,959                12,966
08/31/1990              12,977                13,005
09/30/1990              13,041                13,111
10/31/1990              13,128                13,255
11/30/1990              13,277                13,386
12/31/1990              13,412                13,548
01/31/1991              13,527                13,672
02/28/1991              13,627                13,754
03/31/1991              13,735                13,846
04/30/1991              13,894                13,977
05/31/1991              13,995                14,062
06/30/1991              14,076                14,119
07/31/1991              14,223                14,242
08/31/1991              14,418                14,437
09/30/1991              14,599                14,593
10/31/1991              14,717                14,750
11/30/1991              14,867                14,903
12/31/1991              15,108                15,131
01/31/1992              15,112                15,107
02/29/1992              15,179                15,160
03/31/1992              15,179                15,154
04/30/1992              15,277                15,293
05/31/1992              15,424                15,432
06/30/1992              15,558                15,590
07/31/1992              15,756                15,765
08/31/1992              15,852                15,903
09/30/1992              16,001                16,055
10/31/1992              15,996                15,959
11/30/1992              15,996                15,933
12/31/1992              16,155                16,084
01/31/1993              16,297                16,251
02/28/1993              16,481                16,390
03/31/1993              16,565                16,439
04/30/1993              16,635                16,541
05/31/1993              16,645                16,495
06/30/1993              16,801                16,616
07/31/1993              16,848                16,655
08/31/1993              17,003                16,800
09/30/1993              17,059                16,855
10/31/1993              17,167                16,888
11/30/1993              17,173                16,892
12/31/1993              17,283                16,954
01/31/1994              17,366                17,063
02/28/1994              17,281                16,954
03/31/1994              17,195                16,870
04/30/1994              17,128                16,810
05/31/1994              17,099                16,834
06/30/1994              17,124                16,884
07/31/1994              17,273                17,029
08/31/1994              17,335                17,089
09/30/1994              17,299                17,050
10/31/1994              17,287                17,088
11/30/1994              17,282                17,012
12/31/1994              17,263                17,050
01/31/1995              17,413                17,288
02/28/1995              17,624                17,525
03/31/1995              17,685                17,623
04/30/1995              17,898                17,780
05/31/1995              18,213                18,091
06/30/1995              18,296                18,188
07/31/1995              18,293                18,263
08/31/1995              18,481                18,372
09/30/1995              18,636                18,461
10/31/1995              18,765                18,617
11/30/1995              18,973                18,782
12/31/1995              19,188                18,926
01/31/1996              19,318                19,087
02/29/1996              19,183                19,006
03/31/1996              19,164                18,989
04/30/1996              19,160                19,005
05/31/1996              19,168                19,044
06/30/1996              19,352                19,181
07/31/1996              19,406                19,256
08/31/1996              19,491                19,323
09/30/1996              19,756                19,498
10/31/1996              20,029                19,717
11/30/1996              20,287                19,868
12/31/1996              20,220                19,868
01/31/1997              20,378                19,962
02/28/1997              20,449                20,007
03/31/1997              20,355                20,000
04/30/1997              20,591                20,163
05/31/1997              20,752                20,301
06/30/1997              20,903                20,440
07/31/1997              21,227                20,665
08/31/1997              21,204                20,684
09/30/1997              21,378                20,841
10/31/1997              21,523                20,996
11/30/1997              21,573                21,047
12/31/1997              21,726                21,191
01/31/1998              21,878                21,396
02/28/1998              21,942                21,415
03/31/1998              22,023                21,502
04/30/1998              22,131                21,603
05/31/1998              22,259                21,718
06/30/1998              22,299                21,831
07/31/1998              22,393                21,933
08/31/1998              22,467                22,209
09/30/1998              22,911                22,503
10/31/1998              22,863                22,613
11/30/1998              22,984                22,594
12/31/1998              23,113                22,673
01/31/1999              23,203                22,763
02/28/1999              23,069                22,652
03/31/1999              23,253                22,810
04/30/1999              23,363                22,883
05/31/1999              23,276                22,868
06/30/1999              23,274                22,940
07/31/1999              23,262                23,012
08/31/1999              23,265                23,079
09/30/1999              23,425                23,229
10/31/1999              23,509                23,291
11/30/1999              23,596                23,335
12/31/1999              23,627                23,368
01/31/2000              23,584                23,359
02/29/2000              23,743                23,515
03/31/2000              23,904                23,661
04/30/2000              23,942                23,722
05/31/2000              24,002                23,820
06/30/2000              24,278                24,067
07/31/2000              24,409                24,219
08/31/2000              24,668                24,398
09/30/2000              24,779                24,573
10/31/2000              24,767                24,705
11/30/2000              24,947                24,939
12/31/2000              25,264                25,236
01/31/2001              25,661                25,552
02/28/2001              25,776                25,718
03/31/2001              25,975                25,933
04/30/2001              26,037                26,002
05/31/2001              26,232                26,149
06/30/2001              26,285                26,238
07/31/2001              26,719                26,532
08/31/2001              26,868                26,685
09/30/2001              27,121                27,124
10/31/2001              27,457                27,380
11/30/2001              27,160                27,321
12/31/2001              27,093                27,331
01/31/2002              27,334                27,386
02/28/2002              27,541                27,519
03/31/2002              27,316                27,333
04/30/2002              27,668                27,638
05/31/2002              27,834                27,749
06/30/2002              27,912                27,982
07/31/2002              28,021                28,323
08/31/2002              28,290                28,420
09/30/2002              28,434                28,655
10/31/2002              28,562                28,720
11/30/2002              28,639                28,634
12/31/2002              28,957                28,903
01/31/2003              29,024                28,900
02/28/2003              29,253                29,020
03/31/2003              29,306                29,073
04/30/2003              29,443                29,128
05/31/2003              29,579                29,237
06/30/2003              29,650                29,282
07/31/2003              29,152                29,122
08/31/2003              29,257                29,142
09/30/2003              29,590                29,406
10/31/2003              29,442                29,297
11/30/2003              29,460                29,282
12/31/2003              29,598                29,452
01/31/2004              29,687                29,512
02/29/2004              29,827                29,653
03/31/2004              29,886                29,746
04/30/2004              29,632                29,459
05/31/2004              29,606                29,431
06/30/2004              29,638                29,429
07/31/2004              29,766                29,536
08/31/2004              30,004                29,740
09/30/2004              29,971                29,714
10/31/2004              30,094                29,804
11/30/2004              30,015                29,657
12/31/2004              30,081                29,719
01/31/2005              30,033                29,709
02/28/2005              29,976                29,641
03/31/2005              29,937                29,643
04/30/2005              30,116                29,809
05/31/2005              30,207                29,921
06/30/2005              30,238                29,980
07/31/2005              30,155                29,895
08/31/2005              30,345                30,081
09/30/2005              30,211                30,006
10/31/2005              30,136                30,003
11/30/2005              30,186                30,099
12/31/2005              30,330                30,214
01/31/2006              30,386                30,265
02/28/2006              30,409                30,289
03/31/2006              30,327                30,331
04/30/2006              30,445                30,426
05/31/2006              30,448                30,472
06/30/2006              30,393                30,528
07/31/2006              30,670                30,752
08/31/2006              30,921                30,968
09/30/2006              31,054                31,129

Allocation Breakdown*

Short-Term Instruments	40.7%
U.S. Government Agencies	25.5%
Corporate Bonds & Notes	14.6%
Mortgage-Backed Securities	13.5%
Asset-Backed Securities	4.3%
Other	1.4%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,024.06	$1,019.55
Expenses Paid During Period†	$5.58	$5.57

† Expenses are equal to the annualized expense ratio of 1.10% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	9

PIMCO Real Return Fund	Class R:	PRRRX

Portfolio Insights

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	Over the six-month period, ten-year real yields declined by 0.08%, compared to a 0.22% decline for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on Treasury Inflation-Protected Securities (“TIPS”) and a nominal yield on a Treasury of the same maturity, was 2.40% on September 30, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.59% on March 31, 2006. The CPI-U change for the six-month period ended September 30, 2006 was 1.55%.

•	The effective duration of the Fund was 7.01 years on September 30, 2006, compared to a duration of 6.43 years for the benchmark. Above-index duration added to performance as nominal yields fell during the period and intermediate to long maturity real yields fell, reflecting slowing U.S. growth.

•	Mortgage exposure was positive due to out-performance versus U.S. Treasuries.

•	Modest euro currency exposure contributed to performance as the euro gained against the U.S. dollar due to a monetary tightening bias by the European Central Bank.

•	Despite nominal yields falling more than real yields, an emphasis on U.S. nominal bonds detracted from performance due to nominal bonds underperforming TIPS on a duration-matched basis.

•	Positions in short to intermediate U.S. nominal bonds detracted from performance as the nominal yield curve continued to flatten from Federal Reserve interest rate hikes early in the period.

•	Modest yen currency holdings detracted from performance, as the yen lost ground against the U.S. dollar from slower than expected interest rate normalization by the Bank of Japan.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)**
PIMCO Real Return Fund Class R	3.62%	0.96%	6.68%	—	7.06%
Lehman Brothers U.S. TIPS Index	4.07%	1.84%	7.24%	—	6.91%
Lipper Treasury Inflation Protected Securities Fund Average	3.57%	1.28%	6.04%	—	5.98%

* Cumulative return.

** The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                   PIMCO
              Real Return Fund    Lehman Brothers
                  CLASS R         U.S. TIPS Index
             -----------------   ----------------
01/31/1997        $10,000           $10,000
02/28/1997         10,029            10,033
03/31/1997         09,933            09,896
04/30/1997         09,988            09,956
05/31/1997         10,042            10,010
06/30/1997         10,015            09,978
07/31/1997         10,132            10,072
08/31/1997         10,148            10,103
09/30/1997         10,162            10,123
10/31/1997         10,285            10,227
11/30/1997         10,332            10,284
12/31/1997         10,273            10,241
01/31/1998         10,327            10,291
02/28/1998         10,310            10,282
03/31/1998         10,327            10,277
04/30/1998         10,375            10,315
05/31/1998         10,411            10,388
06/30/1998         10,442            10,414
07/31/1998         10,517            10,463
08/31/1998         10,518            10,486
09/30/1998         10,757            10,697
10/31/1998         10,807            10,721
11/30/1998         10,784            10,710
12/31/1998         10,733            10,646
01/31/1999         10,884            10,769
02/28/1999         10,853            10,693
03/31/1999         10,912            10,689
04/30/1999         11,086            10,760
05/31/1999         11,159            10,834
06/30/1999         11,139            10,841
07/31/1999         11,152            10,835
08/31/1999         11,202            10,854
09/30/1999         11,244            10,896
10/31/1999         11,259            10,918
11/30/1999         11,340            10,984
12/31/1999         11,268            10,896
01/31/2000         11,329            10,945
02/29/2000         11,406            11,047
03/31/2000         11,743            11,369
04/30/2000         11,886            11,520
05/31/2000         11,845            11,490
06/30/2000         11,997            11,635
07/31/2000         12,084            11,734
08/31/2000         12,192            11,821
09/30/2000         12,286            11,883
10/31/2000         12,410            12,026
11/30/2000         12,585            12,201
12/31/2000         12,696            12,332
01/31/2001         13,013            12,590
02/28/2001         13,248            12,803
03/31/2001         13,344            12,926
04/30/2001         13,440            12,998
05/31/2001         13,609            13,152
06/30/2001         13,586            13,136
07/31/2001         13,801            13,355
08/31/2001         13,833            13,374
09/30/2001         13,903            13,451
10/31/2001         14,206            13,770
11/30/2001         13,877            13,464
12/31/2001         13,704            13,306
01/31/2002         13,763            13,385
02/28/2002         13,984            13,588
03/31/2002         13,870            13,504
04/30/2002         14,275            13,873
05/31/2002         14,515            14,093
06/30/2002         14,710            14,293
07/31/2002         14,929            14,528
08/31/2002         15,475            15,049
09/30/2002         15,816            15,428
10/31/2002         15,332            15,016
11/30/2002         15,370            15,005
12/31/2002         15,934            15,510
01/31/2003         16,014            15,627
02/28/2003         16,560            16,212
03/31/2003         16,257            15,949
04/30/2003         16,218            15,908
05/31/2003         16,996            16,663
06/30/2003         16,843            16,493
07/31/2003         16,042            15,731
08/31/2003         16,353            16,013
09/30/2003         16,940            16,543
10/31/2003         16,975            16,633
11/30/2003         16,982            16,643
12/31/2003         17,166            16,813
01/31/2004         17,356            17,006
02/29/2004         17,761            17,398
03/31/2004         18,036            17,677
04/30/2004         17,201            16,819
05/31/2004         17,471            17,122
06/30/2004         17,471            17,130
07/31/2004         17,658            17,290
08/31/2004         18,090            17,753
09/30/2004         18,114            17,788
10/31/2004         18,310            17,966
11/30/2004         18,321            17,923
12/31/2004         18,616            18,236
01/31/2005         18,549            18,237
02/28/2005         18,491            18,159
03/31/2005         18,532            18,176
04/30/2005         18,866            18,523
05/31/2005         18,987            18,650
06/30/2005         19,036            18,729
07/31/2005         18,666            18,336
08/31/2005         19,080            18,759
09/30/2005         19,036            18,733
10/31/2005         18,758            18,494
11/30/2005         18,735            18,526
12/31/2005         18,971            18,754
01/31/2006         18,996            18,752
02/28/2006         18,986            18,743
03/31/2006         18,549            18,332
04/30/2006         18,562            18,317
05/31/2006         18,607            18,371
06/30/2006         18,626            18,423
07/31/2006         18,915            18,723
08/31/2006         19,229            19,048
09/30/2006         19,223            19,079

Allocation Breakdown*

U.S. Treasury Obligations	77.6%
Short-Term Instruments	13.0%
U.S. Government Agencies	3.9%
Corporate Bonds & Notes	2.3%
Asset-Backed Securities	1.1%
Other	2.1%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,036.19	$1,019.30
Expenses Paid During Period†	$5.87	$5.82

† Expenses are equal to the annualized expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Short-Term Fund	Class R:	PTSRX

Portfolio Insights

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration detracted from performance as the Federal Reserve raised interest rates an additional 0.50% during the first part of the six-month period. This was partially offset by positive returns when the Federal Reserve paused later in the six-month period.

•	The Fund’s curve-steepening bias detracted from performance as the yield curve flattened. Three-month rates increased 0.20% while intermediate rates fell nearly 0.20%, during the six-month period.

•	An emphasis on mortgage-backed securities was a positive contributor to performance as security selection and the yield advantage over Treasuries added to returns while spreads remained stable.

•	Exposure to corporates slightly added to performance as the yield advantage was offset by a slight widening in spreads. Corporates had strong credit fundamentals supported by solid corporate earnings.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yield and collateral protection.

•	Currency strategies modestly added to performance as gains from appreciation in the euro versus the U.S. dollar were slightly offset by a weakening Japanese yen.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)**
PIMCO Short-Term Fund Class R	2.10%	3.49%	2.18%	4.00%	4.95%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.22%	3.68%	4.62%
Lipper Ultra-Short Obligations Fund Average	2.44%	4.10%	2.36%	4.15%	4.64%

* Cumulative return.

** The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                  PIMCO Short-     Citigroup 3-Month
               Term Fund CLASS R  Treasury Bill Index
               -----------------  -------------------
10/31/1987          $10,000            $10,000
11/30/1987          10,055              10,048
12/31/1987          10,112              10,095
01/31/1988          10,177              10,142
02/29/1988          10,216              10,190
03/31/1988          10,268              10,238
04/30/1988          10,321              10,287
05/31/1988          10,376              10,340
06/30/1988          10,431              10,395
07/31/1988          10,481              10,452
08/31/1988          10,544              10,513
09/30/1988          10,609              10,576
10/31/1988          10,698              10,640
11/30/1988          10,767              10,707
12/31/1988          10,826              10,777
01/31/1989          10,901              10,850
02/28/1989          10,974              10,926
03/31/1989          11,066              11,005
04/30/1989          11,146              11,087
05/31/1989          11,244              11,170
06/30/1989          11,325              11,248
07/31/1989          11,416              11,326
08/31/1989          11,473              11,403
09/30/1989          11,549              11,477
10/31/1989          11,653              11,555
11/30/1989          11,727              11,630
12/31/1989          11,790              11,707
01/31/1990          11,843              11,784
02/28/1990          11,912              11,855
03/31/1990          11,987              11,934
04/30/1990          12,032              12,012
05/31/1990          12,142              12,094
06/30/1990          12,217              12,172
07/31/1990          12,298              12,253
08/31/1990          12,360              12,333
09/30/1990          12,439              12,408
10/31/1990          12,530              12,486
11/30/1990          12,627              12,560
12/31/1990          12,724              12,634
01/31/1991          12,812              12,706
02/28/1991          12,878              12,768
03/31/1991          12,934              12,834
04/30/1991          13,010              12,896
05/31/1991          13,080              12,959
06/30/1991          13,126              13,019
07/31/1991          13,200              13,081
08/31/1991          13,280              13,142
09/30/1991          13,349              13,201
10/31/1991          13,423              13,259
11/30/1991          13,452              13,311
12/31/1991          13,503              13,361
01/31/1992          13,550              13,407
02/29/1992          13,575              13,449
03/31/1992          13,597              13,495
04/30/1992          13,651              13,539
05/31/1992          13,691              13,583
06/30/1992          13,743              13,625
07/31/1992          13,796              13,666
08/31/1992          13,828              13,705
09/30/1992          13,861              13,739
10/31/1992          13,874              13,774
11/30/1992          13,887              13,808
12/31/1992          13,925              13,845
01/31/1993          13,968              13,882
02/28/1993          14,002              13,914
03/31/1993          14,063              13,949
04/30/1993          14,108              13,983
05/31/1993          14,162              14,019
06/30/1993          14,216              14,054
07/31/1993          14,264              14,091
08/31/1993          14,298              14,127
09/30/1993          14,331              14,163
10/31/1993          14,378              14,199
11/30/1993          14,430              14,235
12/31/1993          14,495              14,273
01/31/1994          14,517              14,310
02/28/1994          14,531              14,345
03/31/1994          14,505              14,385
04/30/1994          14,526              14,428
05/31/1994          14,533              14,476
06/30/1994          14,597              14,525
07/31/1994          14,662              14,578
08/31/1994          14,718              14,632
09/30/1994          14,731              14,687
10/31/1994          14,768              14,747
11/30/1994          14,779              14,809
12/31/1994          14,839              14,878
01/31/1995          14,910              14,947
02/28/1995          15,045              15,013
03/31/1995          15,075              15,087
04/30/1995          15,234              15,159
05/31/1995          15,385              15,234
06/30/1995          15,433              15,306
07/31/1995          15,524              15,380
08/31/1995          15,594              15,453
09/30/1995          15,737              15,523
10/31/1995          15,848              15,594
11/30/1995          15,992              15,663
12/31/1995          16,124              15,734
01/31/1996          16,199              15,805
02/29/1996          16,225              15,870
03/31/1996          16,275              15,937
04/30/1996          16,348              16,003
05/31/1996          16,431              16,071
06/30/1996          16,519              16,139
07/31/1996          16,563              16,209
08/31/1996          16,666              16,280
09/30/1996          16,824              16,350
10/31/1996          16,955              16,421
11/30/1996          17,106              16,490
12/31/1996          17,170              16,561
01/31/1997          17,267              16,633
02/28/1997          17,342              16,698
03/31/1997          17,349              16,770
04/30/1997          17,444              16,842
05/31/1997          17,568              16,916
06/30/1997          17,680              16,987
07/31/1997          17,815              17,061
08/31/1997          17,866              17,134
09/30/1997          17,983              17,207
10/31/1997          18,022              17,282
11/30/1997          18,100              17,355
12/31/1997          18,197              17,430
01/31/1998          18,301              17,507
02/28/1998          18,361              17,576
03/31/1998          18,481              17,654
04/30/1998          18,562              17,729
05/31/1998          18,644              17,806
06/30/1998          18,703              17,879
07/31/1998          18,812              17,955
08/31/1998          18,816              18,031
09/30/1998          18,938              18,105
10/31/1998          19,006              18,178
11/30/1998          19,067              18,245
12/31/1998          19,145              18,312
01/31/1999          19,216              18,380
02/28/1999          19,291              18,443
03/31/1999          19,424              18,514
04/30/1999          19,511              18,582
05/31/1999          19,511              18,653
06/30/1999          19,578              18,723
07/31/1999          19,642              18,796
08/31/1999          19,703              18,870
09/30/1999          19,788              18,944
10/31/1999          19,881              19,021
11/30/1999          19,972              19,098
12/31/1999          20,050              19,180
01/31/2000          20,096              19,264
02/29/2000          20,205              19,346
03/31/2000          20,332              19,437
04/30/2000          20,403              19,528
05/31/2000          20,510              19,624
06/30/2000          20,633              19,716
07/31/2000          20,736              19,811
08/31/2000          20,862              19,909
09/30/2000          20,979              20,008
10/31/2000          21,067              20,113
11/30/2000          21,236              20,216
12/31/2000          21,401              20,322
01/31/2001          21,545              20,427
02/28/2001          21,685              20,515
03/31/2001          21,778              20,606
04/30/2001          21,837              20,685
05/31/2001          22,003              20,760
06/30/2001          22,036              20,827
07/31/2001          22,186              20,892
08/31/2001          22,259              20,956
09/30/2001          22,355              21,016
10/31/2001          22,433              21,071
11/30/2001          22,464              21,116
12/31/2001          22,496              21,153
01/31/2002          22,543              21,186
02/28/2002          22,565              21,214
03/31/2002          22,559              21,246
04/30/2002          22,606              21,276
05/31/2002          22,654              21,308
06/30/2002          22,631              21,338
07/31/2002          22,520              21,369
08/31/2002          22,664              21,400
09/30/2002          22,712              21,429
10/31/2002          22,764              21,459
11/30/2002          22,953              21,487
12/31/2002          23,026              21,512
01/31/2003          23,114              21,536
02/28/2003          23,218              21,556
03/31/2003          23,246              21,577
04/30/2003          23,320              21,598
05/31/2003          23,369              21,619
06/30/2003          23,390              21,639
07/31/2003          23,297              21,657
08/31/2003          23,317              21,675
09/30/2003          23,429              21,692
10/31/2003          23,406              21,709
11/30/2003          23,401              21,726
12/31/2003          23,460              21,743
01/31/2004          23,472              21,761
02/29/2004          23,528              21,777
03/31/2004          23,568              21,794
04/30/2004          23,511              21,811
05/31/2004          23,523              21,828
06/30/2004          23,537              21,846
07/31/2004          23,554              21,867
08/31/2004          23,594              21,890
09/30/2004          23,613              21,916
10/31/2004          23,657              21,946
11/30/2004          23,681              21,977
12/31/2004          23,712              22,013
01/31/2005          23,743              22,053
02/28/2005          23,750              22,091
03/31/2005          23,766              22,138
04/30/2005          23,833              22,186
05/31/2005          23,900              22,239
06/30/2005          23,924              22,291
07/31/2005          23,974              22,347
08/31/2005          24,053              22,407
09/30/2005          24,065              22,468
10/31/2005          24,073              22,534
11/30/2005          24,111              22,601
12/31/2005          24,207              22,674
01/31/2006          24,295              22,750
02/28/2006          24,337              22,822
03/31/2006          24,393              22,906
04/30/2006          24,488              22,991
05/31/2006          24,544              23,082
06/30/2006          24,578              23,171
07/31/2006          24,703              23,266
08/31/2006          24,814              23,363
09/30/2006          24,901              23,459

Allocation Breakdown*

Short-Term Instruments	55.5%
Corporate Bonds & Notes	18.3%
U.S. Government Agencies	10.7%
Mortgage-Backed Securities	7.5%
Asset-Backed Securities	7.1%
Other	0.9%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,020.99	$1,020.05
Expenses Paid During Period†	$5.07	$5.06

† Expenses are equal to the annualized expense ratio of 1.00% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	11

PIMCO StocksPLUS® Fund	Class R:	PSPRX

Portfolio Insights

•	The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed-income instruments.

•	Duration exposure concentrated in short maturities (less than one year) hurt performance as short-term interest rates increased coincident with Federal Reserve rate hikes, in the first half of the six-month period.

•	An emphasis on mortgage-backed securities was neutral for returns as the Fund’s holdings performed in line with Treasuries.

•	Exposure to credit sensitive assets was marginally negative overall, as both corporate credit and emerging market yield premiums increased.

•	Like other measures of large cap U.S. stock market performance, the S&P 500 Index posted a positive total return over this time period amid firm equity market sentiment.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)**
PIMCO StocksPLUS® Fund Class R	3.51%	8.71%	6.47%	8.00%	10.43%
S&P 500 Index	4.14%	10.79%	6.97%	8.59%	10.67%
Lipper Large-Cap Core Fund Average	2.33%	8.73%	5.54%	6.83%	9.15%

* Cumulative return.

** The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                  PIMCO StocksPLUS/(R)/
                    Fund CLASS R       S&P 500 Index
                 -----------------     -------------
05/31/1993            $10,000            $10,000
06/30/1993             10,049             10,029
07/31/1993             10,024             09,989
08/31/1993             10,400             10,368
09/30/1993             10,293             10,288
10/31/1993             10,514             10,501
11/30/1993             10,390             10,401
12/31/1993             10,572             10,527
01/31/1994             10,913             10,885
02/28/1994             10,572             10,589
03/31/1994             10,099             10,128
04/30/1994             10,221             10,258
05/31/1994             10,406             10,426
06/30/1994             10,179             10,170
07/31/1994             10,570             10,504
08/31/1994             11,046             10,935
09/30/1994             10,852             10,668
10/31/1994             11,020             10,907
11/30/1994             10,677             10,510
12/31/1994             10,810             10,666
01/31/1995             11,103             10,943
02/28/1995             11,596             11,369
03/31/1995             11,906             11,705
04/30/1995             12,286             12,049
05/31/1995             12,835             12,531
06/30/1995             13,110             12,822
07/31/1995             13,519             13,247
08/31/1995             13,604             13,280
09/30/1995             14,174             13,841
10/31/1995             14,143             13,791
11/30/1995             14,816             14,397
12/31/1995             15,094             14,674
01/31/1996             15,627             15,174
02/29/1996             15,662             15,314
03/31/1996             15,861             15,462
04/30/1996             16,051             15,690
05/31/1996             16,412             16,094
06/30/1996             16,560             16,156
07/31/1996             15,781             15,442
08/31/1996             16,107             15,768
09/30/1996             17,041             16,655
10/31/1996             17,574             17,114
11/30/1996             18,871             18,408
12/31/1996             18,458             18,043
01/31/1997             19,586             19,171
02/28/1997             19,723             19,321
03/31/1997             18,825             18,527
04/30/1997             19,981             19,633
05/31/1997             21,234             20,828
06/30/1997             22,105             21,761
07/31/1997             23,913             23,493
08/31/1997             22,609             22,177
09/30/1997             23,774             23,392
10/31/1997             23,006             22,610
11/30/1997             23,931             23,657
12/31/1997             24,366             24,063
01/31/1998             24,683             24,329
02/28/1998             26,325             26,084
03/31/1998             27,638             27,420
04/30/1998             27,956             27,695
05/31/1998             27,391             27,219
06/30/1998             28,440             28,325
07/31/1998             28,108             28,023
08/31/1998             23,810             23,972
09/30/1998             25,619             25,507
10/31/1998             27,625             27,582
11/30/1998             29,195             29,254
12/31/1998             31,063             30,940
01/31/1999             32,104             32,233
02/28/1999             31,006             31,232
03/31/1999             32,302             32,481
04/30/1999             33,571             33,739
05/31/1999             32,672             32,943
06/30/1999             34,560             34,771
07/31/1999             33,406             33,685
08/31/1999             33,205             33,518
09/30/1999             32,465             32,600
10/31/1999             34,507             34,663
11/30/1999             35,059             35,367
12/31/1999             37,075             37,451
01/31/2000             35,139             35,570
02/29/2000             34,591             34,896
03/31/2000             37,812             38,310
04/30/2000             36,617             37,157
05/31/2000             35,848             36,394
06/30/2000             36,719             37,292
07/31/2000             36,242             36,708
08/31/2000             38,645             38,988
09/30/2000             36,500             36,930
10/31/2000             36,317             36,774
11/30/2000             33,557             33,875
12/31/2000             33,809             34,040
01/31/2001             35,104             35,248
02/28/2001             31,850             32,034
03/31/2001             29,706             30,005
04/30/2001             31,961             32,336
05/31/2001             32,293             32,553
06/30/2001             31,560             31,761
07/31/2001             31,279             31,448
08/31/2001             29,293             29,479
09/30/2001             26,900             27,099
10/31/2001             27,559             27,616
11/30/2001             29,507             29,734
12/31/2001             29,734             29,995
01/31/2002             29,395             29,557
02/28/2002             28,940             28,987
03/31/2002             29,964             30,077
04/30/2002             28,259             28,254
05/31/2002             28,036             28,046
06/30/2002             26,037             26,048
07/31/2002             23,863             24,018
08/31/2002             24,264             24,176
09/30/2002             21,651             21,549
10/31/2002             23,619             23,446
11/30/2002             24,993             24,824
12/31/2002             23,669             23,366
01/31/2003             23,129             22,754
02/28/2003             22,858             22,412
03/31/2003             23,098             22,629
04/30/2003             24,926             24,495
05/31/2003             26,274             25,785
06/30/2003             26,553             26,113
07/31/2003             26,884             26,574
08/31/2003             27,425             27,092
09/30/2003             27,203             26,804
10/31/2003             28,661             28,321
11/30/2003             28,904             28,570
12/31/2003             30,451             30,068
01/31/2004             30,981             30,620
02/29/2004             31,448             31,046
03/31/2004             30,967             30,577
04/30/2004             30,323             30,097
05/31/2004             30,678             30,510
06/30/2004             31,270             31,104
07/31/2004             30,197             30,074
08/31/2004             30,394             30,196
09/30/2004             30,688             30,523
10/31/2004             31,183             30,989
11/30/2004             32,405             32,243
12/31/2004             33,474             33,340
01/31/2005             32,601             32,528
02/28/2005             33,204             33,212
03/31/2005             32,553             32,624
04/30/2005             31,944             32,005
05/31/2005             32,891             33,024
06/30/2005             32,863             33,071
07/31/2005             33,984             34,300
08/31/2005             33,712             33,987
09/30/2005             33,844             34,263
10/31/2005             33,126             33,692
11/30/2005             34,322             34,966
12/31/2005             34,287             34,978
01/31/2006             35,210             35,904
02/28/2006             35,244             36,002
03/31/2006             35,543             36,450
04/30/2006             36,062             36,939
05/31/2006             34,955             35,876
06/30/2006             34,854             35,925
07/31/2006             35,133             36,147
08/31/2006             35,899             37,007
09/30/2006             36,793             37,961

Allocation Breakdown*

Short-Term Instruments	44.6%
Corporate Bonds & Notes	22.9%
U.S. Government Agencies	16.9%
Mortgage-Backed Securities	7.2%
Asset-Backed Securities	4.5%
Other	3.9%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,035.10	$1,018.80
Expenses Paid During Period†	$6.38	$6.33

† Expenses are equal to the annualized expense ratio of 1.25% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s administrative fee was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $6.12 for Class R Shares, based upon the Fund’s actual performance, and $6.07 for Class R Shares, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Total Return Fund	Class R:	PTRRX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration for the period contributed to relative performance as intermediate and long yields fell during the six-month period.

•	An emphasis on short and intermediate maturities detracted from performance as short-term maturities underperformed longer-dated maturities.

•	Above benchmark exposure to mortgage-backed securities contributed to performance as mortgage-backed securities outperformed like-duration Treasuries.

•	An underweight to corporate securities detracted from returns as this sector outperformed like-duration Treasuries.

•	An allocation to non-U.S. government securities was negative for returns as interest rates in the U.S. fell more than in other developed countries, as domestic economic growth began to slow during the period.

•	Exposure to foreign currencies detracted from returns as the euro, the Japanese yen and the British pound depreciated relative to the U.S. dollar.

•	A small allocation to emerging market bonds added modestly to performance, as they outperformed relative to Treasuries.

•	A tactical allocation to municipal bonds detracted from performance as municipal yields lagged the movement in Treasury yields over the period.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Total Return Fund Class R	3.21%	2.80%	4.62%	6.36%	7.61%
Lehman Brothers Aggregate Bond Index	3.73%	3.67%	4.81%	6.42%	7.57%
Lipper Intermediate Investment Grade Debt Fund Average	3.30%	3.15%	4.24%	5.66%	7.03%

* Cumulative return.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                 PIMCO Total       Lehman Brothers
            Return Fund CLASS R    Aggregate Bond Index
           ---------------------   --------------------
05/31/1987        $10,000            $10,000
06/30/1987         10,122             10,138
07/31/1987         10,091             10,130
08/31/1987         10,061             10,076
09/30/1987         09,804             09,861
10/31/1987         10,111             10,212
11/30/1987         10,178             10,294
12/31/1987         10,265             10,434
01/31/1988         10,679             10,801
02/29/1988         10,795             10,929
03/31/1988         10,691             10,827
04/30/1988         10,630             10,768
05/31/1988         10,572             10,696
06/30/1988         10,818             10,954
07/31/1988         10,798             10,897
08/31/1988         10,843             10,925
09/30/1988         11,043             11,172
10/31/1988         11,210             11,383
11/30/1988         11,104             11,244
12/31/1988         11,147             11,257
01/31/1989         11,279             11,419
02/28/1989         11,201             11,336
03/31/1989         11,247             11,385
04/30/1989         11,492             11,624
05/31/1989         11,764             11,929
06/30/1989         12,154             12,292
07/31/1989         12,404             12,554
08/31/1989         12,183             12,368
09/30/1989         12,237             12,431
10/31/1989         12,523             12,737
11/30/1989         12,626             12,858
12/31/1989         12,644             12,893
01/31/1990         12,425             12,740
02/28/1990         12,451             12,781
03/31/1990         12,434             12,790
04/30/1990         12,251             12,673
05/31/1990         12,645             13,048
06/30/1990         12,851             13,258
07/31/1990         13,053             13,441
08/31/1990         12,840             13,261
09/30/1990         12,846             13,371
10/31/1990         13,016             13,541
11/30/1990         13,337             13,832
12/31/1990         13,563             14,048
01/31/1991         13,691             14,222
02/28/1991         13,874             14,343
03/31/1991         14,042             14,442
04/30/1991         14,264             14,598
05/31/1991         14,362             14,684
06/30/1991         14,377             14,676
07/31/1991         14,575             14,880
08/31/1991         14,961             15,202
09/30/1991         15,307             15,510
10/31/1991         15,456             15,682
11/30/1991         15,581             15,826
12/31/1991         16,103             16,296
01/31/1992         15,961             16,074
02/29/1992         16,092             16,179
03/31/1992         16,021             16,088
04/30/1992         16,096             16,204
05/31/1992         16,420             16,510
06/30/1992         16,619             16,737
07/31/1992         17,016             17,078
08/31/1992         17,150             17,251
09/30/1992         17,411             17,456
10/31/1992         17,249             17,224
11/30/1992         17,252             17,228
12/31/1992         17,544             17,502
01/31/1993         17,858             17,838
02/28/1993         18,246             18,150
03/31/1993         18,340             18,226
04/30/1993         18,491             18,353
05/31/1993         18,522             18,376
06/30/1993         18,915             18,709
07/31/1993         19,019             18,815
08/31/1993         19,441             19,145
09/30/1993         19,509             19,197
10/31/1993         19,636             19,269
11/30/1993         19,453             19,105
12/31/1993         19,603             19,209
01/31/1994         19,829             19,468
02/28/1994         19,464             19,130
03/31/1994         19,041             18,658
04/30/1994         18,843             18,509
05/31/1994         18,744             18,507
06/30/1994         18,663             18,466
07/31/1994         19,034             18,832
08/31/1994         19,078             18,856
09/30/1994         18,826             18,578
10/31/1994         18,792             18,562
11/30/1994         18,785             18,521
12/31/1994         18,768             18,648
01/31/1995         19,093             19,017
02/28/1995         19,530             19,470
03/31/1995         19,704             19,589
04/30/1995         20,039             19,863
05/31/1995         20,660             20,631
06/30/1995         20,635             20,783
07/31/1995         20,635             20,736
08/31/1995         20,940             20,986
09/30/1995         21,190             21,191
10/31/1995         21,499             21,466
11/30/1995         21,953             21,788
12/31/1995         22,317             22,094
01/31/1996         22,487             22,240
02/29/1996         21,925             21,854
03/31/1996         21,740             21,702
04/30/1996         21,638             21,580
05/31/1996         21,567             21,536
06/30/1996         21,899             21,825
07/31/1996         21,943             21,885
08/31/1996         21,910             21,848
09/30/1996         22,401             22,229
10/31/1996         22,970             22,721
11/30/1996         23,500             23,111
12/31/1996         23,195             22,896
01/31/1997         23,267             22,966
02/28/1997         23,306             23,023
03/31/1997         23,010             22,768
04/30/1997         23,413             23,109
05/31/1997         23,640             23,327
06/30/1997         23,905             23,604
07/31/1997         24,560             24,240
08/31/1997         24,334             24,034
09/30/1997         24,713             24,388
10/31/1997         24,995             24,742
11/30/1997         25,095             24,856
12/31/1997         25,374             25,106
01/31/1998         25,752             25,428
02/28/1998         25,667             25,408
03/31/1998         25,738             25,497
04/30/1998         25,826             25,630
05/31/1998         26,110             25,873
06/30/1998         26,350             26,092
07/31/1998         26,424             26,148
08/31/1998         26,828             26,573
09/30/1998         27,617             27,196
10/31/1998         27,418             27,052
11/30/1998         27,506             27,205
12/31/1998         27,660             27,287
01/31/1999         27,809             27,482
02/28/1999         27,281             27,002
03/31/1999         27,499             27,152
04/30/1999         27,620             27,238
05/31/1999         27,305             26,999
06/30/1999         27,245             26,913
07/31/1999         27,128             26,799
08/31/1999         27,134             26,785
09/30/1999         27,421             27,096
10/31/1999         27,498             27,196
11/30/1999         27,548             27,194
12/31/1999         27,388             27,063
01/31/2000         27,232             26,974
02/29/2000         27,550             27,300
03/31/2000         27,941             27,660
04/30/2000         27,849             27,581
05/31/2000         27,827             27,568
06/30/2000         28,400             28,142
07/31/2000         28,644             28,397
08/31/2000         29,077             28,809
09/30/2000         29,161             28,990
10/31/2000         29,328             29,182
11/30/2000         29,885             29,659
12/31/2000         30,476             30,209
01/31/2001         30,903             30,703
02/28/2001         31,184             30,971
03/31/2001         31,290             31,126
04/30/2001         30,984             30,997
05/31/2001         31,086             31,184
06/30/2001         31,154             31,302
07/31/2001         32,214             32,001
08/31/2001         32,594             32,368
09/30/2001         33,115             32,745
10/31/2001         33,804             33,430
11/30/2001         33,304             32,969
12/31/2001         33,134             32,760
01/31/2002         33,525             33,025
02/28/2002         33,977             33,345
03/31/2002         33,291             32,791
04/30/2002         34,014             33,426
05/31/2002         34,269             33,710
06/30/2002         34,337             34,002
07/31/2002         34,509             34,412
08/31/2002         35,068             34,994
09/30/2002         35,450             35,560
10/31/2002         35,429             35,398
11/30/2002         35,542             35,389
12/31/2002         36,253             36,120
01/31/2003         36,391             36,150
02/28/2003         36,886             36,651
03/31/2003         36,941             36,622
04/30/2003         37,336             36,925
05/31/2003         37,941             37,613
06/30/2003         37,907             37,538
07/31/2003         36,463             36,276
08/31/2003         36,751             36,517
09/30/2003         37,769             37,484
10/31/2003         37,497             37,134
11/30/2003         37,564             37,223
12/31/2003         37,985             37,602
01/31/2004         38,217             37,904
02/29/2004         38,641             38,314
03/31/2004         38,939             38,602
04/30/2004         38,024             37,597
05/31/2004         37,868             37,447
06/30/2004         38,023             37,658
07/31/2004         38,407             38,032
08/31/2004         39,144             38,757
09/30/2004         39,187             38,862
10/31/2004         39,560             39,188
11/30/2004         39,401             38,875
12/31/2004         39,654             39,233
01/31/2005         39,749             39,479
02/28/2005         39,578             39,247
03/31/2005         39,463             39,045
04/30/2005         40,041             39,573
05/31/2005         40,476             40,001
06/30/2005         40,656             40,219
07/31/2005         40,312             39,854
08/31/2005         40,833             40,365
09/30/2005         40,383             39,948
10/31/2005         39,999             39,632
11/30/2005         40,124             39,808
12/31/2005         40,504             40,186
01/31/2006         40,543             40,188
02/28/2006         40,658             40,322
03/31/2006         40,220             39,926
04/30/2006         40,224             39,854
05/31/2006         40,083             39,811
06/30/2006         40,031             39,895
07/31/2006         40,631             40,434
08/31/2006         41,204             41,053
09/30/2006         41,509             41,414

Allocation Breakdown*

U.S. Government Agencies	45.4%
Short-Term Instruments	28.5%
Corporate Bonds & Notes	15.4%
Asset-Backed Securities	3.8%
Mortgage-Backed Securities	3.0%
Other	3.9%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,032.14	$1,019.30
Expenses Paid During Period†	$5.86	$5.82

† Expenses are equal to the annualized expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	13

Benchmark Descriptions

Index	Description

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index.

Lehman Brothers Aggregate Bond Index	Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index.

Merrill Lynch 1–3 Year Treasury Index	Merrill Lynch 1–3 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index.

Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. Performance of the index is calculated using values reflecting the index from December 31, 1996 (the date of inception of the index). For periods prior to the inception date of the index, values reflecting the Merrill Lynch U.S. High Yield BB-B Rated Index (the “Unconstrained Index”) are used, since the Unconstrained Index is the most similar index to the index. It is not possible to invest directly in the index.

S&P 500 Index

S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index.

14	PIMCO Funds

Schedule of Investments All Asset Fund (a)	(Unaudited) September 30, 2006

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 100.2%
CommodityRealReturn Strategy Fund®	70,693,215	$985,463

Convertible Fund	3,539,702	45,167

Developing Local Markets Fund	152,633,335	1,599,597

Diversified Income Fund	4,380,133	48,576

Emerging Markets Bond Fund	55,679,601	628,623

Floating Income Fund	156,113,807	1,631,389

Foreign Bond Fund (Unhedged)	3,702,705	37,582

Fundamental IndexPLUS™ Fund	4,000,539	42,926

	SHARES	VALUE (000S)
Fundamental IndexPLUS™ TR Fund	24,028,317	$255,421

GNMA Fund	7,652,717	84,180

High Yield Fund	43,896,511	426,235

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	32,379,168	400,207

Long-Term U.S. Government Fund	28,526,484	306,089

Low Duration Fund	9,924,897	98,753

Real Return Asset Fund	254,282,388	2,903,905

Real Return Fund	156,991,751	1,719,060

RealEstateRealReturn Strategy Fund	7,435,649	69,746

	SHARES	VALUE (000S)
Short-Term Fund	16,896	$169

StocksPLUS® Fund	736,092	7,780

StocksPLUS® Total Return Fund	4,569,034	55,285

Total Return Fund	45,612,999	476,656

Total Return Mortgage Fund	14,645,796	155,392

Total PIMCO Funds (Cost $11,861,633)		11,978,201

Total Investments 100.2% (Cost $11,861,633)		$11,978,201

Other Assets and Liabilities (Net) (0.2%)		(18,371)

Net Assets 100.0%		$11,959,830

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each affiliated PIMCO Fund.

See Accompanying Notes	Semiannual Report	September 30, 2006	15

Schedule of Investments   Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%
Mizuho Finance Aruba AEC
1.681% due 12/31/2049	JPY	500,000	$4,337

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,754

Total Aruba (Cost $6,154)			6,091

AUSTRALIA 0.1%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	470

Medallion Trust
5.730% due 07/12/2031		$785	787

Total Australia (Cost $1,241)			1,257

AUSTRIA 0.7%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	17,219

Total Austria (Cost $13,824)			17,219

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008	EUR	10,500	14,206

Total Belgium (Cost $10,009)			14,206

CANADA 0.3%
Province of Ontario
6.200% due 06/02/2031	CAD	2,200	2,444

Province of Quebec Canada
5.750% due 12/01/2036		2,600	2,724

Rogers Wireless, Inc.
7.625% due 12/15/2011		2,100	2,034

Total Canada (Cost $6,899)			7,202

CAYMAN ISLANDS 1.3%
Asahi Finance Cayman Ltd.
1.654% due 02/28/2049	JPY	600,000	5,082

Cypress Tree Investment Partners I Ltd.
5.907% due 10/15/2009		$482	488

Mizuho Finance Cayman Ltd.
1.085% due 09/28/2049	JPY	400,000	3,388
1.815% due 12/31/2049		300,000	2,608

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$10,700	10,806

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,114

Pylon Ltd.
7.233% due 12/18/2008		1,350	1,713

SHL Corp. Ltd.
1.128% due 12/25/2024	JPY	15,996	138

Vita Capital Ltd.
6.830% due 01/01/2007		$3,900	3,913

Total Cayman Islands (Cost $32,320)			32,250

DENMARK 0.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	1,209	215

Nykredit Realkredit A/S
6.000% due 10/01/2029		1,917	340

Total Denmark (Cost $344)			555

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FRANCE 12.6%
Axa S.A.
3.750% due 01/01/2017	EUR	828	$1,495

France Government Bond
4.000% due 04/25/2009		8,050	10,308
4.000% due 10/25/2009		30,070	38,593
4.000% due 04/25/2014		39,700	51,421
4.000% due 10/25/2014		111,700	144,706
4.000% due 04/25/2055		600	779
4.750% due 04/25/2035		1,100	1,588
5.250% due 04/25/2008		26,800	34,808
5.750% due 10/25/2032		10,300	16,876
6.000% due 10/25/2025		3,400	5,528

Total France (Cost $280,834)			306,102

GERMANY 25.6%
DSL Bank AG
7.250% due 08/07/2007	GBP	3,000	5,706

Hypothekenbank in Essen AG
5.500% due 02/20/2007	EUR	1,690	2,157

Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		440	563

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,842

Republic of Germany
4.000% due 07/04/2009		2,900	3,716
4.250% due 01/04/2014		63,452	83,412
4.250% due 07/04/2014		81,490	107,305
4.750% due 07/04/2034		4,300	6,215
5.000% due 07/04/2011		100	134
5.000% due 01/04/2012		12,700	17,140
5.250% due 07/04/2010		33,500	44,892
5.250% due 01/04/2011		28,400	38,293
5.375% due 01/04/2010		4,100	5,477
5.500% due 01/04/2031		15,400	24,275
5.625% due 01/04/2028		39,370	62,062
6.250% due 01/04/2024		7,600	12,485
6.250% due 01/04/2030		23,950	40,987
6.500% due 07/04/2027		95,560	165,239

Total Germany (Cost $576,986)			621,900

IRELAND 0.2%
Celtic Residential Irish Mortgage Securitisation
3.332% due 06/13/2035	EUR	1,738	2,210

Emerald Mortgages PLC
3.385% due 04/15/2028		1,675	2,131
3.385% due 01/15/2035		451	575

Total Ireland (Cost $4,076)			4,916

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	4,603
5.500% due 11/01/2010		1,700	2,304

Siena Mortgages SpA
3.465% due 02/05/2037		941	1,190

Total Italy (Cost $8,167)			8,097

JAPAN 21.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	371

Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,891

Japan Government Bond
0.700% due 09/20/2008	JPY	2,980,000	25,273
1.500% due 03/20/2011		12,710,000	109,741
1.500% due 03/20/2014		6,810,000	57,930

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.500% due 03/20/2015	JPY	5,200,000	$43,860
1.600% due 06/20/2014		8,010,000	68,502
1.600% due 09/20/2014		5,710,000	48,710
2.300% due 05/20/2030		700,300	5,879
2.300% due 06/20/2035		7,380,000	60,810
2.400% due 03/20/2034		2,470,000	20,761
2.500% due 09/20/2035		4,060,000	34,823

Japanese Government CPI Linked Bond
5.265% due 06/10/2016 (b)		3,373,440	28,331

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,583

Sumitomo Mitsui Banking Corp.
1.245% due 12/01/2049	JPY	600,000	5,118
1.267% due 12/31/2049		400,000	3,389
1.384% due 09/29/2049		100,000	861
5.625% due 07/29/2049		$1,300	1,267

Total Japan (Cost $559,252)			528,100

JERSEY, CHANNEL ISLANDS 0.3%
Haus Ltd.
3.396% due 12/10/2037	EUR	4,148	5,284

Lloyds TSB Capital
7.375% due 02/07/2049		500	724

SRM Investment Ltd.
3.475% due 08/26/2034		422	536

Total Jersey, Channel Islands (Cost $4,909)			6,544

MEXICO 0.0%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$40	41

Total Mexico (Cost $39)			41

NETHERLAND ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,693

Total Netherland Antilles (Cost $1,703)			1,693

NETHERLANDS 0.7%
Delphinus BV
3.404% due 04/25/2093	EUR	1,500	1,891

Dutch Mortgage Portfolio Loans BV
3.484% due 11/20/2035		1,282	1,633

Dutch Mortgage-Backed Securities BV
3.343% due 10/02/2079		2,967	3,760

Holland Euro-Denominated Mortgage-Backed Series
3.362% due 04/18/2012		907	1,153

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,188

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009		$4,400	4,400

Total Netherlands (Cost $15,949)			16,025

NEW ZEALAND 0.1%
New Zealand Government Bond
4.500% due 02/15/2016	NZD	2,006	1,800

Total New Zealand (Cost $1,230)			1,800

RUSSIA 0.2%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	936

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007		$3,800	$3,817

Total Russia (Cost $4,679)			4,753

SPAIN 3.0%
Hipotebansa Mortgage Securitization Fund
3.258% due 07/18/2022	EUR	1,080	1,362

Spain Government Bond
4.200% due 07/30/2013		2,200	2,877
4.200% due 01/31/2037		2,300	3,041
5.150% due 07/30/2009		37,730	49,811
5.350% due 10/31/2011		11,100	15,166

Total Spain (Cost $55,459)			72,257

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,532

Total Tunisia (Cost $5,560)			5,532

UNITED KINGDOM 6.3%
Bauhaus Securities Ltd.
3.466% due 10/30/2052	EUR	2,579	3,279

Dolerite Funding PLC
5.672% due 08/20/2032		$642	642

HBOS PLC
5.920% due 09/29/2049		5,900	5,718

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007		6,500	6,507

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,500	1,418

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	27,376
4.750% due 06/07/2010		27,900	52,207
5.000% due 03/07/2012		12,830	24,399
8.000% due 09/27/2013		14,100	31,678

Total United Kingdom (Cost $150,716)			153,224

UNITED STATES 32.1%

ASSET-BACKED SECURITIES 1.2%
Amresco Residential Securities Mortgage Loan Trust
6.270% due 06/25/2029		$484	499

Argent Securities, Inc.
5.430% due 11/25/2035		1,776	1,777

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 10/25/2032		107	107
5.730% due 10/27/2032		218	219

Capital One Auto Finance Trust
5.117% due 05/15/2007		1,663	1,664

Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035		135	135

Countrywide Asset-Backed Certificates
5.420% due 07/25/2035		8	8

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032		122	122

FBR Securitization Trust
5.450% due 10/25/2035		551	551
5.450% due 11/25/2035		1,454	1,456

First Alliance Mortgage Loan Trust
5.560% due 12/20/2027		28	28

First NLC Trust
5.440% due 12/25/2035		799	799
5.450% due 02/25/2036		1,742	1,744

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.420% due 01/25/2036	$1,508	$1,509

GE-WMC Mortgage Securities LLC
5.430% due 12/25/2035	1,516	1,517

GSAMP Trust
5.440% due 11/25/2035	624	625

Home Equity Mortgage Trust
5.440% due 02/25/2036	643	643

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	942	943

Mesa Trust Asset-Backed Certificates
5.730% due 12/25/2031	630	633

New Century Home Equity Loan Trust
5.420% due 07/25/2035	100	100

Quest Trust
5.890% due 06/25/2034	879	882

Residential Asset Securities Corp.
5.420% due 01/25/2036	607	608
5.430% due 11/25/2035	897	898
5.580% due 07/25/2032	592	593

SG Mortgage Securities Trust
5.430% due 10/25/2035	439	439

Soundview Home Equity Loan Trust
5.430% due 12/25/2035	716	716
5.440% due 05/25/2035	477	477

Wells Fargo Home Equity Trust
5.560% due 10/25/2035	12,179	12,197

		31,889

BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
7.367% due 12/20/2012	927	934
7.390% due 12/20/2012	3,810	3,821
7.485% due 12/20/2012	238	239

		4,994

CORPORATE BONDS & NOTES 6.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014	1,400	1,415

AT&T, Inc.
5.612% due 11/14/2008	500	502

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	6,500	6,442

AutoZone, Inc.
5.875% due 10/15/2012	2,000	2,000

Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	900	905

Boston Scientific Corp.
5.450% due 06/15/2014	1,500	1,437
6.000% due 06/15/2011	4,700	4,733
6.400% due 06/15/2016	4,300	4,344

Charter One Bank N.A.
5.540% due 04/24/2009	13,550	13,565

CIT Group, Inc.
5.546% due 08/17/2009	7,800	7,809

CMS Energy Corp.
8.900% due 07/15/2008	1,100	1,158

CNA Financial Corp.
6.000% due 08/15/2011	3,600	3,654

CVS Corp.
5.750% due 08/15/2011	900	913

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		$1,000	$972
5.750% due 09/08/2011		1,500	1,495

EchoStar DBS Corp.
5.750% due 10/01/2008		700	696

El Paso Corp.
7.625% due 08/16/2007		1,000	1,018

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	898
5.430% due 12/12/2008		$4,800	4,806

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,400

Harrah's Operating Co., Inc.
6.099% due 02/08/2008		$4,600	4,606

Health Care Property Investors, Inc.
5.950% due 09/15/2011		1,000	1,005

HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,646

JPMorgan & Co., Inc.
9.526% due 02/15/2012		4,670	4,856

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036		4,800	4,859

Lennar Corp.
5.950% due 10/17/2011		900	901

Loews Corp.
5.250% due 03/15/2016		1,200	1,166

Masco Corp.
5.875% due 07/15/2012		1,000	998

May Department Stores Co.
4.800% due 07/15/2009		900	884

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009		2,200	2,202

Mirage Resorts, Inc.
7.250% due 10/15/2006		400	400

Mizuho JGB Investment LLC
9.870% due 12/29/2049		1,200	1,286

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,475

Morgan Stanley Warehouse Facilities
5.640% due 10/30/2006 (i)		15,100	15,100

Nisource Finance Corp.
5.400% due 07/15/2014		1,200	1,163

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,148

SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	7,016

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,786

Toyota Motor Credit Corp.
5.372% due 10/12/2007		11,800	11,808

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	501

U.S. Bancorp
5.354% due 04/28/2009		8,200	8,207

Viacom, Inc.
5.750% due 04/30/2011		3,700	3,696

			144,871

MORTGAGE-BACKED SECURITIES 3.6%
Banc of America Mortgage Securities
5.000% due 05/25/2034		5,766	5,693

See Accompanying Notes	Semiannual Report	September 30, 2006	17

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Alt-A Trust
5.840% due 11/25/2036	$9,165	$9,118

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	18,329	18,117
4.900% due 12/25/2035	1,045	1,036

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	3,048

Countrywide Home Loan Mortgage Pass-Through Trust
5.650% due 03/25/2035	104	104

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	638	635
5.550% due 11/15/2019	1,352	1,354
5.702% due 05/25/2032	102	101
5.880% due 08/25/2033	629	629

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	3,752	3,734

Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	838	840

GSR Mortgage Loan Trust
4.540% due 09/25/2035	2,292	2,261

Impac CMB Trust
5.730% due 07/25/2033	243	243

JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035	10,100	10,661

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	604	603

MASTR Asset Securitization Trust
5.500% due 11/25/2017	1,017	1,005

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025	987	992

Residential Funding Mortgage Security I
6.500% due 03/25/2032	464	467

Washington Mutual, Inc.
5.106% due 10/25/2032	512	510
5.427% due 02/27/2034	1,583	1,611
5.590% due 11/25/2045	2,136	2,145
5.600% due 12/25/2027	5,699	5,700
5.628% due 05/25/2041	75	76
5.640% due 01/25/2045	2,857	2,876

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	13,874	13,751

		87,310

MUNICIPAL BONDS & NOTES 0.7%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	830	882

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,303

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,400	2,644

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	831

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,491

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	23

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$1,780	$1,774

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	209

Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	555

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	600	642

New York State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	314

New York State Tobacco Settlement Financing Corp. Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,597

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2017	600	644

		18,219

	SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.749% due 12/31/2049	640	6,728

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 15.6%
Fannie Mae
4.190% due 11/01/2034	$12,662	12,512
4.960% due 12/01/2034	2,349	2,328
5.000% due 11/25/2032 - 10/01/2036	32,322	30,928
5.450% due 03/25/2034	487	488
5.500% due 11/01/2028 - 10/01/2035	78,693	77,779
5.649% due 04/01/2032	161	162
6.000% due 10/01/2036 - 07/25/2044	93,324	93,772
6.040% due 11/01/2022	54	55
6.450% due 01/01/2023	63	64
6.500% due 02/01/2026 - 10/01/2036	77,490	78,925
6.618% due 08/01/2023	220	224
6.627% due 12/01/2030	52	53

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,895

Freddie Mac
4.400% due 09/01/2035	1,110	1,094
5.000% due 12/15/2031 - 08/15/2035	8,436	7,747
5.632% due 10/25/2044	14,498	14,654
5.680% due 12/15/2030	1,301	1,304
6.817% due 06/01/2022	326	331
9.050% due 06/15/2019	7	7

Government National Mortgage Association
4.750% due 07/20/2022 - 08/20/2027	906	914
5.125% due 11/20/2021 - 11/20/2030	374	377
5.375% due 05/20/2022 - 05/20/2030	2,248	2,271
6.000% due 08/20/2034	6,073	6,121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Small Business Administration
5.980% due 05/01/2022	$6,012	$6,187
6.344% due 08/01/2011	2,001	2,068
6.640% due 02/01/2011	955	992

Tennessee Valley Authority
4.875% due 12/15/2016	16,050	16,085
5.880% due 04/01/2036	8,145	9,055
5.980% due 04/01/2036	1,855	2,075

		378,467

U.S. TREASURY OBLIGATIONS 4.6%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	11,512	10,913
1.625% due 01/15/2015	1,068	1,016
1.875% due 07/15/2015	2,829	2,741
2.000% due 01/15/2014	331	325
2.000% due 07/15/2014	8,759	8,587
2.000% due 01/15/2026	1,232	1,182
3.625% due 04/15/2028	1,248	1,547

U.S. Treasury Bonds
6.125% due 11/15/2027	500	585
8.125% due 08/15/2019	32,600	43,001
8.125% due 05/15/2021	13,800	18,550

U.S. Treasury Notes
4.375% due 12/15/2010	15,600	15,475
5.125% due 05/15/2016	6,600	6,849

		110,771

Total United States (Cost $783,472)		783,249

SHORT-TERM INSTRUMENTS 15.5%

CERTIFICATES OF DEPOSIT 0.5%
Countrywide Funding Corp.
5.360% due 08/16/2007	12,100	12,100

COMMERCIAL PAPER 12.0%
Bank of America Corp.
5.275% due 11/14/2006	37,100	36,866

Danske Corp.
5.270% due 12/27/2006	12,300	12,141
5.275% due 11/20/2006	60,400	59,966

Skandinaviska Enskilda Banken AB
5.280% due 11/16/2006	65,600	65,167

Societe Generale N.A.
5.380% due 10/12/2006	3,900	3,894

Time Warner, Inc.
5.390% due 01/25/2007	9,200	9,043

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	39,900	39,900

UBS Finance Delaware LLC
5.245% due 01/08/2007	65,700	64,738

		291,715

REPURCHASE AGREEMENTS 1.5%
Lehman Brothers, Inc.
5.050% due 10/02/2006	37,000	37,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $37,732. Repurchase proceeds are $37,016.)

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	6,302	6,302

(Dated 09/29/2006. Collateralized by Fannie Mae 2.350% due 04/05/2007 valued at $6,432. Repurchase proceeds are $6,305.)

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS TREASURY BILLS 0.2%
2.905% due 10/31/2006	EUR	3,750	$4,744

U.S. TREASURY BILLS 1.0%
4.835% due 11/30/2006 - 12/14/2006 (a)(c)(e)		$25,820	25,562

Total Short-Term Instruments (Cost $377,479)			377,423

VALUE (000S)
PURCHASED OPTIONS (g) 0.7%
(Cost $14,447)	$16,186

Total Investments (d) 122.8% (Cost $2,915,748)	$2,986,622

Written Options (h) (0.8%) (Premiums $14,992)	(19,158)

Other Assets and Liabilities (Net) (22.0%)	(534,948)

Net Assets 100.0%	$2,432,516

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $12,384 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	As of September 30, 2006 portfolio securities with an aggregate value of $46,356 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $12,435 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	794	$189
90-Day Eurodollar December Futures	Long	12/2007	263	89
90-Day Eurodollar December Futures	Long	12/2008	312	304
90-Day Eurodollar June Futures	Long	06/2007	2,769	1,627
90-Day Eurodollar June Futures	Long	06/2008	263	56
90-Day Eurodollar June Futures	Long	06/2009	312	308
90-Day Eurodollar March Futures	Long	03/2008	263	76
90-Day Eurodollar March Futures	Long	03/2009	312	304
90-Day Eurodollar September Futures	Long	09/2007	1,001	1,057
90-Day Eurodollar September Futures	Long	09/2008	575	354
Canadian Bank Bills December Futures	Long	12/2006	992	576
Canadian Bank Bills June Futures	Short	06/2007	992	(1,041)
Euro-Bond 10-Year Note Futures	Long	12/2006	1,502	1,489
Japan Government 10-Year Bond December Futures	Long	12/2006	324	1,588
U.S. Treasury 5-Year Note December Futures	Long	12/2006	23	16
U.S. Treasury 10-Year Note December Futures	Short	12/2006	1,954	(1,899)
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	498	870

				$5,963

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	840,000	$11
Bank of America	May Department Stores Co. 4.800 due 07/15/2009	Buy	(0.190%	)	09/20/2009		$900	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		1,000	(1)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		3,800	(6)
Bear Stearns & Co., Inc.	Nisource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		1,150	(11)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		1,150	1
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		2,100	3
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011		900	(1)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014		1,400	(2)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014		1,500	23
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014		1,400	(1)
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010		500	10
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		50,900	58
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		500	12
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011		19,900	88

See Accompanying Notes	Semiannual Report	September 30, 2006	19

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	$1,000	$(2)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016	11,100	(83)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	700	17
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	21,800	32
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	7,800	10
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	8,100	45
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	4,600	(43)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%	)	08/20/2016	4,300	(9)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.050%	)	08/20/2016	12,100	(15)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007	9,500	21
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	2,976	21
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	15,600	65
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.130%	)	08/20/2016	8,700	(62)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	1,400	32
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	15,872	114
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	4,600	(157)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	1,000	(2)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	21,700	130
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	1,200	(1)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	1,000	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	12,100	(131)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	1,000	0
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,500	1
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	1,000	23

							$192

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	70,250	$(827)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	383
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		9,800	9
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		5,600	(40)
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		9,000	25
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		5,200	(48)
UBS AG	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	(871)
UBS AG	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	486
Deutsche Bank AG	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035	CAD	1,900	107
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	5.000%	06/15/2015		7,300	304
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	2,300	(86)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	166
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		43,800	(1,072)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	161
Citibank N.A.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		46,100	1,521
Credit Suisse First Boston	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		2,800	(26)
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,600	55
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		98,630	(2,889)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	06/21/2036		2,800	(198)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		16,700	378
HSBC Bank USA	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		13,620	(399)
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		4,770	(140)
JPMorgan Chase & Co.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		29,500	974
Lehman Brothers, Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		3,000	193
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		700	(26)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		200	(2)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		4,200	146
Morgan Stanley	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		3,100	(93)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		5,300	(81)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		89,600	6,600
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		24,600	1,736
UBS AG	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		77,600	169
UBS AG	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		7,600	(258)
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	199
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	79,650	(1,611)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.500%	09/15/2017		27,900	(135)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		10,100	418

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		$7,000	$185
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		212,700	1,243
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		3,000	24
Deutsche Bank AG	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		1,700	30
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		15,000	657
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		5,500	173
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		26,000	178
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		200	0
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		21,900	(981)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	100
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		11,300	(239)
Morgan Stanley	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		62,500	274
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	1,780,000	(350)
Deutsche Bank AG	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		4,120,000	(813)
Goldman Sachs & Co.	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		34,500,000	710
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	(10)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	(581)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		16,980,000	(3,845)
JPMorgan Chase & Co.	6-month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	(23)
Lehman Brothers, Inc.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(871)
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		3,270,000	(665)
Morgan Stanley	6-month JPY-LIBOR	Receive	0.390%	06/18/2007		525,000	28
Morgan Stanley	6-month JPY-LIBOR	Pay	1.000%	09/18/2008		10,500,000	134
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		7,400,000	(1,579)
Morgan Stanley	6-month JPY-LIBOR	Receive	1.980%	09/27/2016		4,800,000	(597)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		$11,400	319
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		6,500	(134)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		25,300	562
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		21,600	(914)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		77,700	(1,618)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		26,200	(777)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2008		34,000	(318)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		200	(6)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		10,000	594
Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2007		73,800	(160)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		28,400	458
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2011		13,300	(11)
UBS AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	(1,045)

							$(4,640)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - OTC Japan Government 10-Year Bond December Futures	JPY 124.000	11/30/2006	400	$34	$0
Put - CME 90-Day Eurodollar December Futures	$ 92.500	12/18/2006	5,186	50	33
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	1,483	14	9

				$98	$42

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
	Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.260%	12/15/2006	GBP 19,500	$43	$40
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	43,300	224	215
C0l - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	05/11/2007	21,000	115	91
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	11/17/2006	101,000	319	77
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	88,000	408	437
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	05/17/2007	64,000	350	285
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/06/2007	16,200	87	77
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	28,900	139	144
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	03/08/2007	$198,000	772	711
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	39,600	202	0
Call - OTC 23-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	2,000	4	3
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006	55,800	243	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.200%	05/09/2007	511,700	2,060	3,534
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2007	211,100	1,368	1,530
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.750%	04/27/2009	9,700	502	953
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.250%	04/27/2009	9,700	676	256
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	22,900	117	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.800%	12/22/2006	76,600	425	57
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	03/08/2007	62,000	290	222

See Accompanying Notes	Semiannual Report	September 30, 2006	21

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.080%	04/19/2007	$106,700	$359	$555
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.150%	05/08/2007	833,700	3,150	5,250
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.190%	05/09/2007	193,700	385	607
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.750%	07/02/2007	108,000	447	447
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.130%	10/25/2006	7,100	11	11
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.000%	03/08/2007	435,000	1,653	1,561

							$14,349	$17,063

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	02/13/2007	$58,100	$0	$(314)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	11/15/2006	40,000	0	(254)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	03/20/2007	35,100	0	(96)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	01/17/2007	44,000	0	(255)

					$0	$ (919)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	787	$342	$1,033
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	693	247	11
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	1,054	554	16
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	533	256	8

				$1,399	$1,068

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call -OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	13,000	$221	$245
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		25,100	459	475
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/06/2007		4,600	93	84
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		8,500	136	160
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		$85,000	808	691
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		17,000	200	0
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.375%	12/15/2006		2,900	38	0
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		24,000	239	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.315%	05/09/2007		222,500	2,080	3,798
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/2007		91,800	1,326	1,555
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007		30,000	335	625
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		9,000	107	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		32,800	431	73
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007		9,900	129	206
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		25,000	278	203
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		46,400	367	644
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007		362,200	3,213	5,810
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		43,400	402	741
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		47,300	494	494
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		3,100	12	21
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		187,000	1,692	1,519

								$13,060	$17,344

Credit Default Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	0.450%	06/20/2008	$19,500	$104	$99

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	120.000	05/21/2007	$110,000	$429	$647

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(i)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$905	$905	0.04%
Morgan Stanley Warehouse Facilities	5.640%	10/30/2006	06/28/2004	15,100	15,100	0.62%

				$16,005	$16,005	0.66%

(j)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	10/01/2036	$6,000	$5,878	$5,912
U.S. Treasury Notes	3.000%	02/15/2009	16,300	15,682	15,787
U.S. Treasury Notes	4.000%	04/15/2010	25,000	24,420	24,999
U.S. Treasury Notes	4.000%	02/15/2015	7,600	7,199	7,331
U.S. Treasury Notes	4.125%	05/15/2015	5,000	4,764	4,911
U.S. Treasury Notes	4.250%	11/15/2013	13,800	13,402	13,733
U.S. Treasury Notes	4.250%	11/15/2014	25,100	24,219	24,942
U.S. Treasury Notes	4.500%	02/15/2016	25,700	25,178	25,651
U.S. Treasury Notes	4.875%	05/31/2011	4,500	4,527	4,633
U.S. Treasury Notes	5.125%	05/15/2016	118,400	121,510	125,428
U.S. Treasury Notes	5.500%	05/15/2009	13,500	13,765	14,099

				$260,544	$267,426

(3) Market value includes $4,526 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	61,089	10/2006	$0	$(951)	$(951)
Sell	CAD	15,107	10/2006	79	0	79
Buy	CLP	296,000	11/2006	7	0	7
Buy		203,300	12/2006	2	0	2
Buy	CNY	33,886	03/2007	0	(35)	(35)
Buy		135,733	05/2007	0	(154)	(154)
Buy		113,995	08/2007	65	0	65
Buy		101,995	09/2007	55	0	55
Sell	DKK	9,802	12/2006	21	0	21
Buy	EUR	1,207	10/2006	0	(2)	(2)
Sell		667,314	10/2006	1,933	(11)	1,922
Buy	GBP	205	10/2006	0	(6)	(6)
Sell		79,201	10/2006	1,508	0	1,508
Sell	HKD	1,587	12/2006	1	0	1
Buy	INR	21,887	02/2007	8	0	8
Buy	JPY	1,009,175	10/2006	0	(45)	(45)
Sell		54,103,598	11/2006	3,617	0	3,617
Buy	KRW	642,500	12/2006	5	0	5
Buy		5,133,125	02/2007	85	0	85
Buy		1,033,648	03/2007	12	0	12
Buy	MXN	7,900	12/2006	0	(3)	(3)
Buy		3,069	01/2007	1	0	1
Sell	NZD	75,441	10/2006	481	(221)	260
Buy	PLN	1,767	11/2006	0	(4)	(4)
Sell		1,283	11/2006	6	0	6
Buy	RUB	15,372	12/2006	0	0	0
Buy		16,234	01/2007	0	0	0
Buy	SGD	9,419	11/2006	0	(1)	(1)
Sell		756	11/2006	3	0	3
Sell	TWD	69,047	10/2006	17	0	17
Buy		235,908	02/2007	0	(167)	(167)

				$7,906	$(1,600)	$6,306

See Accompanying Notes	Semiannual Report	September 30, 2006	23

Schedule of Investments   High Yield Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 3.2%
Aleris International, Inc.
9.625% due 12/31/2006	$4,000	$4,009

Amadeus Global Travel Distribution S.A.
7.749% due 04/08/2012	7,044	7,041
8.117% due 04/08/2013	1,994	2,010
8.617% due 04/08/2014	1,970	1,993

Centennial Cellular Operating Co. LLC
7.318% due 01/20/2011	563	567
7.318% due 02/09/2011	396	399
7.570% due 01/20/2011	396	399
7.617% due 02/09/2011	3,170	3,192
7.650% due 01/20/2011	230	231
7.749% due 01/20/2011	3,963	3,990

Charter Communications Operating LLC
8.125% due 04/25/2013	18,750	18,850

CSC Holdings, Inc.
7.080% due 02/24/2013	46	46
7.110% due 02/24/2013	3,112	3,103
7.122% due 03/29/2013	2,118	2,111
7.218% due 03/29/2013	2,118	2,111

Delphi Corp.
13.750% due 06/14/2011	2,890	2,994

Ferrellgas Partners LP
7.240% due 08/01/2010 (m)	26,000	26,086

Georgia-Pacific Corp.
8.390% due 12/23/2013	25,880	26,150

Goodyear Tire & Rubber Co.
7.954% due 04/30/2010	9,000	9,070

Headwaters, Inc.
7.330% due 04/30/2011	1,463	1,462
7.500% due 04/30/2011	10,690	10,680

HealthSouth Corp.
8.620% due 02/02/2013	29,177	29,319

Hertz Corp.
5.390% due 12/21/2012	1,000	1,007
7.580% due 12/21/2012	2,276	2,292
7.610% due 12/21/2012	340	342
7.700% due 12/21/2012	3,073	3,095
7.730% due 12/21/2012	2,276	2,292

Ineos Group Holdings PLC
7.611% due 10/07/2012	15,800	15,894
7.611% due 10/07/2013	1,250	1,261
8.111% due 10/07/2014	1,250	1,267

Metro-Goldwyn-Mayer, Inc.
8.617% due 04/08/2011	1,463	1,449
8.749% due 04/08/2012	6,484	6,429

Northwest Airlines Corp.
7.900% due 08/22/2008	4,500	4,489

NTL Investment
7.305% due 01/06/2013	4,000	4,018

Primedia, Inc.
7.570% due 09/30/2013	2,000	1,978

Rexel S.A.
7.862% due 11/03/2013	2,000	2,017
8.591% due 04/18/2014	2,000	2,025

Roundy’s Supermarket, Inc.
8.390% due 10/27/2011	5,294	5,345
8.440% due 10/27/2011	5,375	5,426

Smurfit Kappa Funding PLC
7.745% due 11/29/2013	700	705
8.245% due 11/29/2014	700	705

VNU/Nielson Finance LLC
8.190% due 08/08/2013	4,500	4,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Weather Investments II SARL
11.282% due 10/26/2014	$3,000	$3,142

Total Bank Loan Obligations (Cost $225,342)		225,481

CORPORATE BONDS & NOTES 83.3%

BANKING & FINANCE 12.0%
AES Ironwood LLC
8.857% due 11/30/2025	48,801	54,169

AES Red Oak LLC
8.540% due 11/30/2019	14,670	15,696

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	40,704	44,367

Bluewater Finance Ltd.
10.250% due 02/15/2012	30,715	31,253

Bombardier Capital, Inc.
7.090% due 03/30/2007 (m)	21,000	21,113

Consolidated Communications Illinois
9.750% due 04/01/2012	33	35

Credit & Repackaged Securities Ltd.
8.900% due 04/01/2007	5,000	5,049
10.120% due 10/30/2006	9,250	9,308

El Paso Performance-Linked Trust
7.750% due 07/15/2011	11,500	11,874

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,580	1,552

Ford Motor Credit Co.
7.000% due 10/01/2013	1,300	1,208
7.250% due 10/25/2011	3,000	2,832
7.375% due 02/01/2011	144,244	138,575
7.875% due 06/15/2010	46,695	45,511
8.625% due 11/01/2010	6,265	6,246
9.750% due 09/15/2010	2,000	2,067

Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	10,788

General Motors Acceptance Corp.
6.000% due 04/01/2011	19,412	18,638
6.750% due 12/01/2014	6,675	6,527
6.875% due 09/15/2011	3,360	3,346
6.875% due 08/28/2012	21,890	21,693
7.000% due 02/01/2012	19,400	19,357
7.250% due 03/02/2011	56,209	56,583
8.000% due 11/01/2031	18,250	19,135

K&F Acquisition, Inc.
7.750% due 11/15/2014	12,950	13,047

KRATON Polymers LLC
8.125% due 01/15/2014	25,045	24,356

Petroleum Export Ltd. II
6.340% due 06/20/2011	18,564	18,204

Rotech Healthcare, Inc.
9.500% due 04/01/2012	54,257	37,437

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013	5,500	5,734

Sets Trust
8.850% due 04/02/2007	5,000	5,048

Targeted Return Index Securities Trust
7.548% due 05/01/2016	40,020	40,105

Tenneco, Inc.
8.625% due 11/15/2014	12,395	12,302
10.250% due 07/15/2013	30,680	33,441

TNK-BP Finance S.A.
7.500% due 07/18/2016	12,750	13,343

Universal City Development Partners
11.750% due 04/01/2010	24,617	26,648

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Universal City Florida Holding Co. I
8.375% due 05/01/2010	$7,900	$7,969
10.239% due 05/01/2010	1,133	1,170

Ventas Realty LP
6.750% due 04/01/2017	8,250	8,343
7.125% due 06/01/2015	8,975	9,278
8.750% due 05/01/2009	17,040	18,212

Wilmington Trust Co.
10.210% due 01/01/2009 (m)	203	205
10.732% due 01/01/2013 (m)	4,960	5,176

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	16,154

		843,094

INDUSTRIALS 55.6%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	6,150	5,627

Abitibi-Consolidated, Inc.
6.000% due 06/20/2013	5,249	4,291
7.400% due 04/01/2018	1,202	992
8.550% due 08/01/2010	12,925	12,893
8.850% due 08/01/2030	22,530	19,038

Albertson’s, Inc.
7.450% due 08/01/2029	14,800	13,783

Allied Waste North America, Inc.
7.250% due 03/15/2015	56,251	56,110
7.875% due 04/15/2013	52,771	54,222

American Stores Co.
8.000% due 06/01/2026	9,900	10,079

AmeriGas Partners LP
7.125% due 05/20/2016	42,470	42,045
7.250% due 05/20/2015	20,820	20,846

ANR Pipeline Co.
8.875% due 03/15/2010	2,040	2,149

Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,773

Armor Holdings, Inc.
8.250% due 08/15/2013	6,490	6,750

Arvin Capital I
9.500% due 02/01/2027	1,500	1,530

ArvinMeritor, Inc.
8.750% due 03/01/2012	49,560	47,701

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	10,425	10,190

Bowater Canada Finance
7.950% due 11/15/2011	27,140	26,054

Bowater, Inc.
9.375% due 12/15/2021	1,200	1,182
9.500% due 10/15/2012	3,800	3,876

Boyd Gaming Corp.
7.125% due 02/01/2016	15,695	15,263

Buhrmann US, Inc.
7.875% due 03/01/2015	13,790	13,342
8.250% due 07/01/2014	14,890	14,778

Cablemas S.A. de C.V.
9.375% due 11/15/2015	5,000	5,225

CanWest Media, Inc.
8.000% due 09/15/2012	25,883	25,689

Cascades, Inc.
7.250% due 02/15/2013	12,980	12,720

CCO Holdings LLC
8.750% due 11/15/2013	73,080	73,902

CDRV Investors, Inc.
0.000% due 01/01/2015 (e)	15,150	11,287

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Celestica, Inc.
7.625% due 07/01/2013	$18,125	$18,080

Chart Industries, Inc.
9.125% due 10/15/2015	4,265	4,436

Charter Communications Operating LLC
8.000% due 04/30/2012	8,430	8,535
8.375% due 04/30/2014	14,625	14,936

Chesapeake Energy Corp.
6.625% due 01/15/2016	15,575	15,108
6.875% due 01/15/2016	18,395	18,073
7.000% due 08/15/2014	22,515	22,374
7.500% due 09/15/2013	500	510
7.500% due 06/15/2014	12,395	12,596
7.750% due 01/15/2015	6,000	6,150

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	7,325	7,325

Colorado Interstate Gas Co.
6.800% due 11/15/2015	9,100	9,216

Community Health Systems, Inc.
10.000% due 03/13/2007	3,500	3,557
10.228% due 10/19/2006	4,000	4,022

Continental Airlines, Inc.
6.920% due 04/02/2013 (m)	20,917	21,284
7.373% due 06/15/2017	1,246	1,235
7.566% due 09/15/2021	2,950	2,935

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,640	18,773

Corrections Corp. of America
6.750% due 01/31/2014	6,500	6,532
7.500% due 05/01/2011	3,000	3,082

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	9,800	9,971
7.750% due 11/15/2015	20,645	21,006

CSC Holdings, Inc.
7.250% due 04/15/2012	5,665	5,672
7.625% due 04/01/2011	65,005	67,036
7.875% due 02/15/2018	2,200	2,294

DaVita, Inc.
7.250% due 03/15/2015	50,415	49,785

Delhaize America, Inc.
9.000% due 04/15/2031	32,670	38,433

Delta Air Lines, Inc.
7.379% due 05/18/2010	7,067	7,080
7.570% due 05/18/2012	16,204	16,234

Dex Media East LLC
9.875% due 11/15/2009	1,700	1,800

Dex Media West LLC
9.875% due 08/15/2013	43,213	46,886

DirecTV Holdings LLC
6.375% due 06/15/2015	27,565	26,049
8.375% due 03/15/2013	14,253	14,841

Dresser, Inc.
10.125% due 04/15/2011	47,190	49,608

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,391	7,299

DRS Technologies, Inc.
7.625% due 02/01/2018	5,275	5,380

EchoStar DBS Corp.
6.375% due 10/01/2011	33,496	32,700
6.625% due 10/01/2014	12,760	12,170
7.000% due 10/01/2013 (b)	8,775	8,621
7.125% due 02/01/2016	43,870	42,609
8.758% due 10/01/2008	3,205	3,245

El Paso Corp.
7.375% due 12/15/2012	19,050	19,455

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.420% due 02/15/2037	$2,000	$1,930
7.750% due 01/15/2032	4,850	4,996
7.800% due 08/01/2031	38,422	39,575
8.050% due 10/15/2030	9,175	9,588
9.625% due 05/15/2012	3,469	3,859
10.750% due 10/01/2010	21,200	23,426

El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,044

El Paso Production Holding Co.
7.750% due 06/01/2013	37,395	38,423

Equistar Chemicals LP
8.750% due 02/15/2009	9,055	9,417

Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,522

Ferrellgas Partners LP
7.120% due 08/01/2008 (m)	11,000	10,967
8.750% due 06/15/2012	13,843	14,466
8.780% due 08/01/2007 (m)	14,000	14,159
8.870% due 08/01/2009 (m)	7,300	7,622

Ford Motor Co.
7.450% due 07/16/2031	24,053	18,701

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	32,580	33,598

Gaylord Entertainment Co.
8.000% due 11/15/2013	14,720	15,051

General Motors Corp.
8.250% due 07/15/2023	19,810	17,259

Georgia-Pacific Corp.
7.250% due 06/01/2028	16,350	15,369
7.375% due 12/01/2025	32,535	30,908
7.700% due 06/15/2015	10,550	10,550
7.750% due 11/15/2029	5,900	5,694
8.000% due 01/15/2024	47,475	47,000
9.500% due 12/01/2011	625	677

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	27,400	27,948

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	9,380	9,990
10.250% due 06/15/2007	2,000	2,055

Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,002

Hanover Equipment Trust
8.500% due 09/01/2008	19,273	19,610

HCA, Inc.
6.250% due 02/15/2013	3,300	2,764
6.750% due 07/15/2013	22,618	19,197
6.950% due 05/01/2012	14,095	12,386
7.190% due 11/15/2015	28,378	23,769
7.500% due 12/15/2023	3,500	2,731
7.690% due 06/15/2025	12,025	9,447
7.875% due 02/01/2011	15,525	14,923
8.360% due 04/15/2024	1,890	1,570
9.000% due 12/15/2014	7,936	7,460

Herbst Gaming, Inc.
7.000% due 11/15/2014	18,570	18,106
8.125% due 06/01/2012	7,575	7,774

Hertz Corp.
8.875% due 01/01/2014	45,500	47,889

Horizon Lines LLC
9.000% due 11/01/2012	5,448	5,639

Host Marriott LP
6.750% due 06/01/2016	7,825	7,757
7.000% due 08/15/2012	3,000	3,049
7.125% due 11/01/2013	37,180	37,831

Ineos Group Holdings PLC
8.500% due 02/15/2016	35,400	33,896

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ingles Markets, Inc.
8.875% due 12/01/2011	$18,110	$18,970

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	19,850	20,967
11.250% due 06/15/2016	9,000	9,608

Intelsat Corp.
9.000% due 06/15/2016	5,000	5,175

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	15,840	16,117
8.625% due 01/15/2015	50,555	51,945
10.484% due 01/15/2012	9,300	9,474

Invensys PLC
9.875% due 03/15/2011	8,564	9,292

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	4,020	3,729
8.250% due 10/01/2012	8,665	8,340

JET Equipment Trust
7.630% due 08/15/2012 (a)	3,304	2,710
9.410% due 06/15/2010 (a)	944	916
10.000% due 06/15/2012 (a)	7,081	6,869

L-3 Communications Corp.
6.375% due 10/15/2015	19,755	19,311
7.625% due 06/15/2012	29,420	30,450

Legrand France
8.500% due 02/15/2025	13,950	15,868

Lyondell Chemical Co.
8.000% due 09/15/2014	9,125	9,285
8.250% due 09/15/2016	8,125	8,288

Mandalay Resort Group
7.625% due 07/15/2013	9,915	9,841
9.375% due 02/15/2010	25,633	27,523

MGM Mirage
6.625% due 07/15/2015	38,280	36,940
6.875% due 04/01/2016	4,000	3,880
8.375% due 02/01/2011	21,660	22,690

Mirage Resorts, Inc.
7.250% due 08/01/2017	7,625	7,492

NAK Naftogaz Ukrainy
8.125% due 09/30/2009	5,500	5,319

Nalco Co.
7.750% due 11/15/2011	15,825	16,221
8.875% due 11/15/2013	17,350	18,174

Newfield Exploration Co.
6.625% due 09/01/2014	6,400	6,296
6.625% due 04/15/2016	14,100	13,783

Norampac, Inc.
6.750% due 06/01/2013	12,679	12,045

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	10,600	11,196

Nortel Networks Ltd.
10.125% due 07/15/2013	12,375	13,118
10.750% due 07/15/2016	7,175	7,713

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,343

Novelis, Inc.
8.250% due 02/15/2015	18,435	17,605

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	25,025	23,899
7.750% due 05/15/2011	4,050	4,182
8.750% due 11/15/2012	15,285	16,202

Peabody Energy Corp.
6.875% due 03/15/2013	23,960	23,720

Pogo Producing Co.
7.875% due 05/01/2013	9,020	9,234

See Accompanying Notes	Semiannual Report	September 30, 2006	25

Schedule of Investments  High Yield Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PQ Corp.
7.500% due 02/15/2013	$15,150	$14,468

Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	2,800	2,863

Primedia, Inc.
8.000% due 05/15/2013	11,850	10,813
8.875% due 05/15/2011	9,400	9,236

Quiksilver, Inc.
6.875% due 04/15/2015	47,495	45,239

Qwest Communications International, Inc.
7.250% due 02/15/2011	33,580	33,748
7.500% due 02/15/2014	150,366	151,494

Reynolds American, Inc.
7.250% due 06/01/2012	7,119	7,358
7.250% due 06/01/2013	15,975	16,519
7.625% due 06/01/2016	16,395	17,089
7.750% due 06/01/2018	11,870	12,453

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,372
8.875% due 01/15/2016	33,085	33,333

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	6,725	6,658

Rocky River Realty
8.810% due 04/14/2007 (m)	511	515

Rogers Cable, Inc.
6.750% due 03/15/2015	23,305	23,655
7.875% due 05/01/2012	3,500	3,754
8.750% due 05/01/2032	7,100	8,414

Roseton
7.270% due 11/08/2010	35,650	36,207
7.670% due 11/08/2016	38,885	39,687

Sanmina-SCI Corp.
8.125% due 03/01/2016	13,470	13,268

SemGroup LP
8.750% due 11/15/2015	12,000	12,165

Seneca Gaming Corp.
7.250% due 05/01/2012	15,860	15,939

Sensata Technologies BV
8.000% due 05/01/2014	15,400	15,054

Service Corp. International
7.375% due 10/01/2014 (b)	7,800	7,888
7.625% due 10/01/2018 (b)	7,200	7,281

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	4,982
9.625% due 10/01/2012	48,873	51,805

Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012	44,375	42,822
9.750% due 02/01/2011	16,742	17,328

Solectron Global Finance Ltd.
8.000% due 03/15/2016	12,775	12,711

Sonat, Inc.
7.000% due 02/01/2018	7,109	6,931
7.625% due 07/15/2011	16,475	16,969

Station Casinos, Inc.
6.500% due 02/01/2014	12,040	11,333
6.625% due 03/15/2018	4,175	3,789
6.875% due 03/01/2016	30,475	28,723
7.750% due 08/15/2016	30,260	31,546

Suburban Propane Partners LP
6.875% due 12/15/2013	27,380	26,559

Sungard Data Systems, Inc.
9.125% due 08/15/2013	50,810	52,842

Superior Essex Communications LLC
9.000% due 04/15/2012	6,395	6,523

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Telenet Group Holding NV
0.000% due 06/15/2014 (e)	$981	$863

Tenet Healthcare Corp.
6.375% due 12/01/2011	10,409	9,199
7.375% due 02/01/2013	43,110	39,068
9.250% due 02/01/2015	3,600	3,483
9.875% due 07/01/2014	4,035	4,040

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	2,750	2,910

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (m)	10,000	9,967

TransDigm, Inc.
7.750% due 07/15/2014	3,000	3,038

Triad Hospitals, Inc.
7.000% due 11/15/2013	40,148	39,194

Trinity Industries, Inc.
6.500% due 03/15/2014	6,950	6,828

TRW Automotive, Inc.
9.375% due 02/15/2013	34,828	37,266

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	25
9.625% due 09/01/2024 (a)	17,690	64

UGS Corp.
10.000% due 06/01/2012	4,000	4,340

United Airlines, Inc.
6.071% due 09/01/2014	5,020	5,017
6.201% due 03/01/2010	3,691	3,694
6.602% due 03/01/2015	4,626	4,641

Unity Media GmbH
10.375% due 02/15/2015	11,350	10,499

Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,825

Verso Paper Holdings LLC
9.125% due 08/01/2014	24,255	24,528

VWR International, Inc.
6.875% due 04/15/2012	16,100	16,100
8.000% due 04/15/2014	42,913	43,503

Williams Cos., Inc.
7.500% due 01/15/2031	4,800	4,764
7.625% due 07/15/2019	43,005	44,940
7.750% due 06/15/2031	1,771	1,780
7.875% due 09/01/2021	91,028	95,579
8.750% due 03/15/2032	1,000	1,100

Windstream Corp.
8.625% due 08/01/2016	11,975	12,873

Wynn Las Vegas LLC
6.625% due 12/01/2014	100,000	97,500

Xerox Corp.
6.400% due 03/15/2016	13,500	13,500
6.750% due 02/01/2017	6,350	6,477
7.200% due 04/01/2016	12,075	12,739
7.625% due 06/15/2013	15,940	16,817

Young Broadcasting, Inc.
10.000% due 03/01/2011	8,700	8,167

		3,925,255

UTILITIES 15.7%
AES Corp.
8.750% due 05/15/2013	37,290	40,180

American Cellular Corp.
10.000% due 08/01/2011	23,705	24,949

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,740

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cincinnati Bell, Inc.
7.250% due 07/15/2013	$21,375	$21,963
8.375% due 01/15/2014	38,260	38,834

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,431
7.450% due 07/01/2035	5,460	4,969
9.000% due 08/15/2031	20,510	22,099

CMS Energy Corp.
6.875% due 12/15/2015	14,450	14,667
7.500% due 01/15/2009	25,650	26,548
8.500% due 04/15/2011	3,300	3,580

Edison Mission Energy
7.500% due 06/15/2013	10,780	10,942
7.750% due 06/15/2016	11,865	12,073

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	27,660	28,559
10.789% due 05/01/2013	5,100	5,240

Homer City Funding LLC
8.734% due 10/01/2026	11,899	13,238

Insight Midwest LP
9.750% due 10/01/2009	28,728	29,303
10.500% due 11/01/2010	18,603	19,347

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	12,880	13,299

Kinder Morgan Finance Co.
5.700% due 01/05/2016	18,025	16,668

LCI International, Inc.
7.250% due 06/15/2007	3,090	3,113

Midwest Generation LLC
8.560% due 01/02/2016	77,682	82,586
8.750% due 05/01/2034	22,510	24,142

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	7,600	7,733
8.375% due 10/14/2010	7,300	7,583

MSW Energy Holdings LLC
8.500% due 09/01/2010	600	621

Nevada Power Co.
6.500% due 05/15/2018	6,000	6,266

Nextel Communications, Inc.
7.375% due 08/01/2015	33,105	34,190

NRG Energy, Inc.
7.250% due 02/01/2014	27,750	27,611
7.375% due 02/01/2016	66,465	66,216

PSEG Energy Holdings LLC
8.500% due 06/15/2011	61,955	66,292

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	20,200	20,301
7.625% due 08/03/2021	75	73
7.750% due 02/15/2031	275	267
7.900% due 08/15/2010	23,360	24,119

Qwest Corp.
7.200% due 11/10/2026	15,626	15,079
7.500% due 06/15/2023	24,006	23,886
8.875% due 03/15/2012	43,820	48,038

Reliant Energy, Inc.
6.750% due 12/15/2014	47,340	45,269
9.250% due 07/15/2010	33,295	34,710

Rogers Wireless, Inc.
6.375% due 03/01/2014	14,600	14,618
7.500% due 03/15/2015	24,475	26,249
8.000% due 12/15/2012	5,785	6,175

Rural Cellular Corp.
9.875% due 02/01/2010	26,665	27,932

Sierra Pacific Resources
6.750% due 08/15/2017	10,830	10,889
7.803% due 06/15/2012	15,562	16,478
8.625% due 03/15/2014	15,942	17,293

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
South Point Energy Center LLC
8.400% due 05/30/2012		$23,463	$22,891

TECO Energy, Inc.
6.750% due 05/01/2015		8,560	8,817
7.000% due 05/01/2012		4,265	4,436

Tenaska Alabama Partners LP
7.000% due 06/30/2021		20,859	20,544

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		41,674	44,070

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (m)		3,046	3,182

			1,111,298

Total Corporate Bonds & Notes (Cost $5,834,255)			5,879,647

CONVERTIBLE BONDS & NOTES 1.1%

BANKING & FINANCE 0.7%
Deutsche Bank AG
1.800% due 05/29/2009		5,000	5,175
2.000% due 10/07/2009		9,825	9,848

IXIS Financial Products, Inc.
0.800% due 06/15/2009		5,000	5,033
1.650% due 06/15/2009		4,950	4,811
1.875% due 06/15/2009		5,000	4,786

Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009 (h)		4,650	5,032
2.070% due 06/15/2009 (h)		5,000	5,250
3.119% due 06/15/2009 (h)		5,000	5,323

Merrill Lynch & Co., Inc.
2.300% due 06/22/2009		4,900	5,115

			50,373

INDUSTRIALS 0.2%
Allied Waste North America, Inc.
4.250% due 04/15/2034		904	836

Chesapeake Energy Corp.
2.750% due 11/15/2035		2,725	2,800

EchoStar Communications Corp.
5.750% due 05/15/2008		8,000	8,060

			11,696

UTILITIES 0.2%
CMS Energy Corp.
2.875% due 12/01/2024		16,075	18,647

Total Convertible Bonds & Notes (Cost $79,453)			80,716

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.500% due 09/01/2017		31	31

Total U.S. Government Agencies (Cost $32)			31

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		698	677

Total Mortgage-Backed Securities (Cost $661)			677

FOREIGN CURRENCY-DENOMINATED ISSUES 4.6%
Aleris International, Inc.
7.375% due 12/31/2006	EUR	5,000	$6,354

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Amadeus Global Travel Distribution S.A.
6.126% due 04/08/2013	EUR	460	$591
6.628% due 04/08/2014		460	591

Cablecom GmbH
3.360% due 04/15/2011	CHF	20,000	15,989

Cognis Holding GmbH
12.282% due 01/15/2015 (c)	EUR	887	1,061

Ferrovial
5.000% due 04/07/2011	GBP	7,500	13,967

JSG Holding PLC
11.500% due 10/01/2015	EUR	10,174	13,309

JSG Packaging PLC
5.562% due 01/12/2013		1,090	1,391
5.650% due 01/12/2013		820	1,046
5.754% due 01/12/2013		726	927
6.062% due 01/12/2014		1,090	1,391
6.090% due 01/12/2014		726	927
6.150% due 01/12/2014		820	1,046

Lighthouse International Co. S.A.
8.000% due 04/30/2014		35,775	49,164

Nordic Telephone Co. Holdings ApS
5.536% due 11/30/2014		12,300	15,747
6.036% due 11/30/2014		12,176	15,654
6.036% due 11/30/2015		124	159
8.250% due 05/01/2016		18,975	26,107

NTL Cable PLC
8.750% due 04/15/2014		9,000	11,955

Rhodia S.A.
8.000% due 06/01/2010		13,290	17,906

SigmaKalon
5.491% due 06/30/2012		1,527	1,936

Smurfit Kappa Funding PLC
5.741% due 11/29/2013		2,652	3,387
5.835% due 01/12/2013		1,413	1,804
6.241% due 11/29/2014		2,652	3,396
6.335% due 01/12/2014		1,413	1,809
10.125% due 10/01/2012		26,675	37,292

Telenet Communications NV
9.000% due 12/15/2013		10,458	14,786

UPC Broadband Holding BV
5.507% due 03/31/2013		7,636	9,678
5.509% due 12/31/2013		8,645	10,965

UPC Holding BV
7.750% due 01/15/2014		4,525	5,523
8.625% due 01/15/2014		13,375	17,044

Weather Investments II SARL
5.505% due 06/17/2012		4,200	5,321

Wind Acquisitions SARL
6.298% due 06/17/2013		5,900	7,500
6.798% due 06/17/2014		5,900	7,538

Total Foreign Currency-Denominated Issues (Cost $297,770)			323,261

		SHARES
COMMON STOCKS 0.0%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (m)		65,885	504

U.S. Airways Group, Inc. ‘A’		12,224	2

Total Common Stocks (Cost $0)			506

CONVERTIBLE PREFERRED STOCKS 0.1%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,530

Total Convertible Preferred Stocks (Cost $3,627)			3,530

		SHARES	VALUE (000S)
PREFERRED STOCKS 0.7%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	$26,324

Xerox Capital Trust I
8.000% due 02/01/2027		21,680,000	22,222

Total Preferred Stocks (Cost $49,049)			48,546

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.9%

CERTIFICATES OF DEPOSIT 1.1%
Unicredito Italiano SpA
5.355% due 11/20/2006		$77,600	77,601

COMMERCIAL PAPER 2.2%
ANZ National International Ltd.
5.275% due 11/16/2006		17,600	17,484

General Electric Capital Corp.
5.270% due 11/15/2006		8,600	8,545

Santander Finance
5.285% due 11/14/2006		51,100	50,777

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006		10,800	10,729

TotalFinaElf Capital S.A.
5.360% due 10/02/2006		70,500	70,500

			158,035

REPURCHASE AGREEMENTS 1.0%
Lehman Brothers, Inc.
5.050% due 10/02/2006		67,000	67,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $68,308. Repurchase proceeds are $67,028.)

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		6,304	6,304

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $6,434. Repurchase proceeds are $6,307.)

NETHERLANDS TREASURY BILLS 0.5%
2.905% due 10/31/2006	EUR	26,970	34,119

SPAIN TREASURY BILLS 0.6%
2.956% due 12/22/2006		34,700	43,690

U.S. TREASURY BILLS 0.4%
4.866% due 11/30/2006 - 12/14/2006 (d)(f)(i)		$28,565	28,308

Total Short-Term Instruments (Cost $414,971)			415,057

PURCHASED OPTIONS (k) 0.0%
(Cost $31)			20

Total Investments (g) 98.9% (Cost $6,905,191)			$6,977,472

Written Options (l) (0.0%) (Premiums $962)			(1,584)

Other Assets and Liabilities (Net) 1.1%			81,135

Net Assets 100.0%			$7,057,023

See Accompanying Notes	Semiannual Report	September 30, 2006	27

Schedule of Investments  High Yield Fund   (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Security becomes interest bearing at a future date.
(f)	Securities with an aggregate market value of $4,955 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(g)	As of September 30, 2006, portfolio securities with an aggregate value of $161,118 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2006 was $13,918 at a weighted average interest rate of 5.450%. On September 30, 2006, securities valued at $15,605 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $20,877 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	4,530	$2,727
90-Day Eurodollar December Futures	Long	07/1908	1,589	3,103
90-Day Eurodollar June Futures	Long	06/2008	1,362	443
90-Day Eurodollar June Futures	Long	06/2009	227	170
90-Day Eurodollar March Futures	Long	03/2008	3,457	1,831
90-Day Eurodollar March Futures	Long	03/2009	232	172

				$11,008

(j)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY 3,974,000	$51
Bank of America	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	2.350%		03/20/2007	$5,000	27
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	10,000	234
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	35,350	0
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%		09/20/2007	5,900	51
Barclays Bank PLC	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	3.220%		09/20/2008	3,000	34
Barclays Bank PLC	Dow Jones CDX N.A. HY6 Index	Buy	(3.450%	)	06/20/2011	10,000	(120)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.870%		09/20/2011	5,000	48
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.480%		10/20/2011	24,000	154
Barclays Bank PLC	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Buy	(5.270%	)	09/20/2012	900	8
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	4,000	85
Bear Stearns & Co., Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.300%		09/20/2007	1,300	3
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%		12/20/2007	2,000	43
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007	3,000	25
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY6 Index	Buy	(3.250%	)	12/20/2011	93,500	0
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.500%		03/20/2007	5,000	6
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	15,125	27
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.100%	)	09/20/2007	1,300	(1)
Citibank N.A.	Celestica, Inc. 7.875% due 07/01/2011	Sell	3.150%		09/20/2011	10,000	161
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.850%		12/20/2006	3,000	9
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	2,000	45
Deutsche Bank AG	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%		06/20/2007	52,950	131
Deutsche Bank AG	Dow Jones CDX N.A. HY6 Index	Buy	(3.450%	)	06/20/2011	11,500	(289)
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	130,100	186
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%		06/20/2007	2,000	22
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	5,900	138
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	10,000	(11)
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	20,000	19
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	2,000	42
JPMorgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%		03/20/2007	5,100	146
JPMorgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.800%		03/20/2007	3,000	87
JPMorgan Chase & Co.	RH Donelley Corp. 6.875% due 01/15/2013	Buy	(0.500%	)	03/20/2007	3,000	(3)
JPMorgan Chase & Co.	Abitibi-Consolidated, Inc. 8.375% due 04/01/2015	Sell	1.500%		06/20/2007	3,000	1
JPMorgan Chase & Co.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.430%		09/20/2007	5,400	21
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%		03/20/2007	5,000	(7)
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	2,000	(65)
Lehman Brothers, Inc.	RH Donelley Corp. 6.875% due 01/15/2013	Sell	3.500%		03/20/2011	3,000	46
Lehman Brothers, Inc.	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.420%		06/20/2011	5,000	(64)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	30,600	170
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	80,300	(4)

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	$17,000	$(160)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%		12/04/2006	6,500	41
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%		12/20/2006	5,000	39
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%		06/20/2007	31,650	113
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	10,000	16
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	10,000	50
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	5,000	250
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	47,750	0
Morgan Stanley	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.820%		06/20/2007	5,000	14
Morgan Stanley	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%		09/20/2007	5,000	72
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	15,500	125
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%		04/20/2011	25,000	223
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	30,600	183
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	17,000	(184)
Royal Bank of Scotland Group PLC	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%		12/20/2006	2,000	33
Royal Bank of Scotland Group PLC	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.650%		03/20/2007	5,000	(2)
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.000%		12/20/2006	1,775	21
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		12/20/2006	6,800	57

							$2,347

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(k)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	3,254	$31	$20

(l)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 109.000	11/21/2006	5,180	$659	$1,457
Put - CBOT U.S. Treasury 10-Year Note December Futures	105.000	11/21/2006	4,053	303	127

				$962	$1,584

(m)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,030	$21,113	0.30%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	19,159	21,284	0.30%
Ferrellgas Escrow LLC	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,061	10,967	0.15%
Ferrellgas Escrow LLC	8.780%	08/01/2007	06/30/2003	14,322	14,159	0.20%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,969	26,086	0.37%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,778	7,622	0.11%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	NA	NA	07/15/2004	0	504	0.01%
Rocky River Realty	8.810%	04/14/2007	11/22/2000 - 01/13/2005	512	515	0.01%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,960	9,967	0.14%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,028	3,182	0.05%
Wilmington Trust Corp.	10.210%	01/01/2009	06/29/1993	201	205	0.00%
Wilmington Trust Corp.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,863	5,176	0.07%

				$117,883	$120,780	1.71%

(n)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	20,128	12/2006	$311	$0	$311
Buy	EUR	16,038	10/2006	0	(27)	(27)
Sell		314,745	10/2006	1,091	0	1,091
Buy	GBP	273	10/2006	0	(6)	(6)
Buy	JPY	13,407,145	11/2006	0	(3,600)	(3,600)

				$1,402	$(3,633)	$(2,231)

See Accompanying Notes	Semiannual Report	September 30, 2006	29

Schedule of Investments   Low Duration Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 15.0%

BANKING & FINANCE 11.2%
American General Finance Corp.
5.429% due 03/23/2007	$8,700	$8,705

ANZ National International Ltd.
5.539% due 08/07/2009	5,700	5,698

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	2,700	2,676

Bank of America Corp.
5.378% due 09/25/2009	61,900	61,933

Bank of America N.A.
5.485% due 07/25/2008	42,600	42,628

Bear Stearns Cos., Inc.
5.390% due 03/08/2007	81,250	81,307
5.457% due 03/30/2009	20,800	20,829
5.489% due 08/21/2009	9,200	9,212

Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	149

CIT Group, Inc.
5.540% due 12/19/2008	31,200	31,283
5.546% due 08/17/2009	27,200	27,231
5.608% due 05/23/2008	9,200	9,232
5.620% due 09/20/2007	9,200	9,224
5.780% due 07/28/2011	27,400	27,453

Citigroup, Inc.
5.516% due 05/02/2008	33,000	33,055
5.549% due 11/01/2007	3,600	3,606

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	5,727

Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,006
7.100% due 03/15/2007	6,700	6,753

Ford Motor Credit Co.
5.700% due 01/15/2010	500	462
6.340% due 03/21/2007	3,459	3,451
7.200% due 06/15/2007	4,600	4,598
7.750% due 02/15/2007	13,700	13,735

General Electric Capital Corp.
5.430% due 03/16/2009	10,000	10,008
5.466% due 01/15/2008	22,700	22,738
5.520% due 01/05/2009	24,400	24,427
5.570% due 01/20/2010	39,800	39,851

General Motors Acceptance Corp.
7.430% due 12/01/2021	144	145

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	36,400	36,457
5.479% due 06/23/2009	14,200	14,214
5.536% due 11/10/2008	31,800	31,857
5.585% due 07/29/2008	21,600	21,646
5.605% due 10/05/2007	3,000	3,006

HSBC Bank USA N.A.
5.530% due 06/10/2009	9,200	9,236
5.550% due 07/28/2008	22,400	22,443

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	8,000	8,012

HSBC Finance Corp.
5.412% due 10/04/2007	48,200	48,265
5.520% due 09/15/2008	16,600	16,650

International Lease Finance Corp.
3.125% due 05/03/2007	300	296

John Deere Capital Corp.
4.500% due 08/25/2008	900	889

Lehman Brothers Holdings, Inc.
5.492% due 08/21/2009	50,600	50,632
5.598% due 04/03/2009	10,900	10,915

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.601% due 10/22/2008	$29,970	$30,020
5.696% due 11/10/2009	15,000	15,075

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	23,000	23,018
5.615% due 07/27/2007	7,200	7,213
5.685% due 07/25/2011	32,700	32,764

Morgan Stanley
5.550% due 02/09/2009	28,800	28,852
5.623% due 01/18/2008	12,100	12,125

Morgan Stanley Warehouse Facilities
5.640% due 10/30/2006 (j)	42,600	42,600

National Australia Bank Ltd.
5.430% due 09/11/2009	23,500	23,515

Phoenix Quake Ltd.
7.930% due 07/03/2008	6,500	6,559

Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	3,000	2,724

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	6,400	6,436

Pricoa Global Funding I
5.451% due 03/03/2009	22,000	22,030
5.470% due 09/12/2008	10,000	10,017

Prudential Financial, Inc.
4.104% due 11/15/2006	21,500	21,472

Royal Bank of Scotland Group PLC
5.570% due 07/21/2008	28,600	28,630

Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	68,300	68,385

SLM Corp.
5.625% due 07/27/2009	16,200	16,228

Vita Capital Ltd.
6.830% due 01/01/2007	3,800	3,813

Wachovia Bank N.A.
5.429% due 03/23/2009	17,600	17,608

Wachovia Corp.
5.535% due 10/28/2008	21,900	21,933

		1,228,657

INDUSTRIALS 1.8%
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,787

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	80	78
5.640% due 03/07/2007	25,600	25,608
5.870% due 09/10/2007	10,500	10,526
5.918% due 08/03/2009	23,000	23,000

El Paso Corp.
7.625% due 09/01/2008	1,075	1,106

Federal-Mogul Corp.
7.500% due 07/01/2004 (a)	28,600	16,588

FedEx Corp.
5.579% due 08/08/2007	23,350	23,390

HCA, Inc.
5.250% due 11/06/2008	3,450	3,415
8.850% due 01/01/2007	1,200	1,213

Historic TW, Inc.
8.180% due 08/15/2007	5,000	5,117

Kroger Co.
7.800% due 08/15/2007	955	970

Oracle Corp.
5.730% due 01/13/2009	46,470	46,558

Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,572

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sonat, Inc.
6.750% due 10/01/2007	$3,815	$3,853

Transocean, Inc.
5.591% due 09/05/2008	22,400	22,413

TXU Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,590

		203,784

UTILITIES 2.0%
AT&T, Inc.
4.214% due 06/05/2007	34,300	34,108

BellSouth Corp.
5.580% due 08/15/2008	38,350	38,378

Dominion Resources, Inc.
3.660% due 11/15/2006	6,705	6,691
5.664% due 09/28/2007	10,755	10,761

Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	33,915

Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,600

Southern California Edison Co.
5.566% due 02/02/2009	20,470	20,503

Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,511

Telecom Italia Capital S.A.
6.108% due 07/18/2011	24,000	23,842

Telefonica Emisones SAU
5.690% due 06/19/2009	33,000	33,045

		216,354

Total Corporate Bonds & Notes (Cost $1,661,747)		1,648,795

U.S. GOVERNMENT AGENCIES 26.2%
Fannie Mae
0.950% due 03/25/2009 (b)	801	7
4.000% due 05/01/2011	278	268
4.226% due 04/01/2034	4,781	4,721
4.250% due 05/25/2033	12,178	11,772
4.340% due 03/01/2035	10,757	10,773
4.500% due 06/01/2011 - 08/01/2035	5,981	5,866
4.543% due 09/01/2035	16,785	16,634
4.623% due 11/01/2017	46	46
4.668% due 07/01/2035	18,724	18,520
4.672% due 05/01/2035	14,290	14,123
4.686% due 07/01/2035	16,363	16,201
4.708% due 01/01/2035	21,685	21,411
4.722% due 03/01/2035	2,907	2,857
4.750% due 03/01/2035	22,724	22,108
4.875% due 07/01/2017	64	65
4.912% due 10/01/2035	9,892	9,710
5.000% due 12/01/2013 - 10/01/2036	1,436,483	1,413,237
5.031% due 06/01/2035	4,537	4,484
5.130% due 08/01/2017	9	9
5.134% due 12/01/2017 - 02/01/2028	167	168
5.138% due 12/01/2023	44	44
5.259% due 04/01/2018	1,324	1,329
5.337% due 01/01/2021	38	38
5.340% due 06/01/2017	24	24
5.420% due 11/01/2018	5	5
5.480% due 09/01/2032	2,840	2,858
5.500% due 10/01/2008 - 10/01/2036	432,625	427,978
5.569% due 07/25/2017	706	721
5.632% due 07/01/2042	26,265	26,453
5.680% due 03/25/2044	1,348	1,350
5.682% due 09/01/2041	34,995	35,305
5.730% due 05/25/2031 - 06/25/2032	3,913	3,923
5.789% due 11/01/2017	89	89

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.832% due 10/01/2030 - 11/01/2039	$2,728	$2,749
5.892% due 07/01/2017	78	78
5.944% due 04/25/2022	24	24
6.000% due 03/01/2009 - 10/01/2036	89,092	90,485
6.171% due 01/01/2024	17	17
6.265% due 08/01/2029	1,359	1,378
6.418% due 11/01/2027	157	160
6.446% due 02/01/2028	429	442
6.474% due 04/01/2024	307	312
6.500% due 06/01/2008 (b)	188	11
6.500% due 06/01/2008 - 12/25/2042	33,430	34,812
6.620% due 06/01/2022	12	12
6.661% due 01/01/2024	337	342
7.000% due 01/01/2008 - 01/01/2032	7,515	7,558
7.119% due 10/01/2024	302	306
7.245% due 07/01/2023	96	97
7.500% due 02/01/2013	7	7
8.000% due 02/01/2030 - 11/01/2031	4,653	4,909
8.500% due 02/01/2017 - 04/01/2025	235	251
8.800% due 01/25/2019	134	144
9.000% due 03/25/2021 - 01/01/2025	481	523
9.250% due 10/25/2018	8	9
9.500% due 03/25/2020 - 11/01/2025	1,170	1,284
10.000% due 10/01/2009 - 05/01/2022	86	90
10.500% due 07/01/2014 - 12/01/2024	8	9
11.000% due 11/01/2020	8	8
11.250% due 10/01/2015	9	9
11.500% due 11/01/2019 - 02/01/2020	8	9
11.750% due 02/01/2016	11	13
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	3	4
13.250% due 09/01/2011	3	4
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	4	5
16.000% due 09/01/2012 - 12/01/2012	2	2
256.000% due 11/01/2008 (b)	0	1

Federal Home Loan Bank
0.000% due 02/05/2007	11,100	10,684
3.100% due 10/26/2006	500	499
4.000% due 09/15/2015	300	293
4.000% due 01/15/2024 (b)	4,756	575
4.500% due 06/01/2018	54	52
4.507% due 03/01/2035	7,250	7,037
4.610% due 04/01/2035	14,853	14,452
4.642% due 04/01/2035	11,504	11,260
4.711% due 08/01/2035	117,631	115,905
4.714% due 06/01/2035	69,905	68,449
4.724% due 03/01/2035	13,411	13,164
4.803% due 08/01/2035	29,639	29,384
4.895% due 04/01/2035	3,668	3,609
4.917% due 07/01/2035	29,087	28,752
4.960% due 03/01/2035	2,635	2,601
5.000% due 04/15/2016 - 07/15/2024	83,105	82,638
5.061% due 04/01/2035	5,636	5,597
5.390% due 08/15/2032	1,108	1,107
5.500% due 02/15/2014 - 07/15/2034	34,686	34,822
5.590% due 08/25/2031	6,943	6,979
5.610% due 09/25/2031	12,749	12,759
5.613% due 02/01/2020	467	467
5.630% due 05/15/2036	18,290	18,266

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.680% due 12/15/2030	$19,174	$19,219
5.730% due 06/15/2018	6,325	6,333
5.780% due 11/15/2030	15	15
5.875% due 01/01/2017 - 03/01/2017	56	57
5.898% due 11/01/2022	315	319
5.990% due 01/01/2024	461	469
6.000% due 03/01/2011 - 01/01/2033	20,295	20,592
6.057% due 11/01/2023	48	49
6.144% due 10/01/2023	186	188
6.267% due 06/01/2024	102	104
6.325% due 10/15/2020	87	87
6.327% due 10/01/2027	51	51
6.375% due 03/15/2021	55	55
6.500% due 08/15/2011 - 07/25/2043	84,367	86,373
6.625% due 02/01/2023	4	4
6.710% due 03/01/2024	18	19
6.753% due 01/01/2024	149	152
6.897% due 09/01/2023	41	42
7.000% due 01/01/2030 - 04/01/2032	112	115
7.004% due 12/01/2022	76	77
7.157% due 07/01/2018	84	85
7.500% due 07/15/2030	847	859
8.000% due 04/01/2007 - 12/01/2024	487	507
8.250% due 10/01/2007 - 01/01/2009	1	1
8.500% due 01/01/2007 - 11/01/2025	1,139	1,222
9.000% due 12/15/2020 - 08/01/2022	497	517
9.500% due 03/01/2010 - 09/01/2021	148	156
9.750% due 11/01/2008	39	40
10.000% due 03/01/2016 - 05/15/2020	69	73
10.500% due 10/01/2010 - 02/01/2016	3	3

Federal Housing Administration
7.421% due 11/01/2019	37	38
7.430% due 10/01/2020 - 11/01/2025	8,356	8,440

Freddie Mac
3.000% due 02/15/2023	3,139	3,102
10.750% due 09/01/2009 - 08/01/2011	19	20
11.500% due 10/01/2015 - 01/01/2016	4	5
11.750% due 08/01/2015	1	1
14.000% due 09/01/2012 - 04/01/2016	2	2
14.500% due 12/01/2010	1	1
15.000% due 08/01/2011 - 12/01/2011	1	1

Government National Mortgage Association
4.000% due 07/16/2027	6,436	6,374
4.500% due 07/20/2030	40	40
4.750% due 08/20/2022 - 07/20/2027	5,988	6,036
5.000% due 01/20/2032 - 02/20/2032	10,930	10,933
5.125% due 10/20/2023 - 12/20/2027	4,524	4,548
5.375% due 04/20/2016 - 05/20/2030	10,049	10,139
5.500% due 01/20/2031 - 03/20/2031	411	415
5.625% due 03/20/2019	42	42
5.880% due 12/16/2025	221	224
6.000% due 01/15/2029 - 10/15/2032	384	388

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 09/15/2032 - 05/15/2034	$73	$75
7.000% due 03/15/2011 - 10/15/2011	25	25
7.500% due 02/15/2007 - 09/15/2031	323	336
8.000% due 11/15/2006 - 06/20/2031	3,189	3,365
8.500% due 12/15/2021 - 08/15/2030	89	95
9.000% due 03/15/2017 - 11/15/2030	310	336
9.500% due 10/15/2016 - 06/15/2025	29	32
9.750% due 08/15/2017	22	25
10.000% due 10/15/2013 - 11/15/2020	8	9
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	6	7
11.750% due 08/15/2013	4	5
12.000% due 06/20/2015	1	2
13.000% due 10/15/2013	4	5
13.500% due 05/15/2011 - 11/15/2012	8	9
16.000% due 02/15/2012	8	9

Small Business Administration
7.640% due 03/01/2010	359	378

Total U.S. Government Agencies (Cost $2,913,727)		2,881,763

MORTGAGE-BACKED SECURITIES 13.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	67,700	66,433
4.390% due 02/25/2045	21,334	20,764
4.440% due 02/25/2045	65,358	64,013

Banc of America Commercial Mortgage, Inc.
3.366% due 07/11/2043	2,971	2,945

Banc of America Funding Corp.
4.114% due 05/25/2035	305,888	298,291

Banc of America Mortgage Securities
5.405% due 10/20/2032	1,820	1,825
6.500% due 10/25/2031	12,435	12,666

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	67,827	66,201
4.750% due 10/25/2035	201,290	197,779
4.799% due 01/25/2034	21,250	21,019
5.060% due 04/25/2033	12,963	12,993
5.329% due 02/25/2033	4,175	4,162
5.456% due 04/25/2033	27,855	27,682
5.623% due 02/25/2033	2,518	2,510
5.845% due 11/25/2030	257	257

Bear Stearns Alt-A Trust
5.281% due 03/25/2035	43,695	43,345
5.395% due 05/25/2035	44,530	44,672

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	10	10
5.750% due 02/25/2033	345	344

Countrywide Alternative Loan Trust
6.500% due 06/25/2033	9,248	9,277

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	38,579	38,430
5.620% due 04/25/2035	8,462	8,497

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	19,870	19,782
5.351% due 03/25/2032	7,765	7,767
5.660% due 03/25/2032	3,679	3,683
5.751% due 10/25/2032	673	671

See Accompanying Notes	Semiannual Report	September 30, 2006	31

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.880% due 08/25/2033	$213	$213
6.050% due 06/25/2032	452	451

DLJ Acceptance Trust
11.000% due 08/01/2019	104	112

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	204

Drexel Burnham Lambert CMO Trust
6.080% due 05/01/2016	4	4

First Horizon Alternative Mortgage Securities
4.750% due 06/25/2034	24,930	24,731

GSR Mortgage Loan Trust
4.540% due 09/25/2035	115,943	114,410
4.548% due 09/25/2035	16,367	16,305
6.000% due 03/25/2032	1,676	1,668

Impac CMB Trust
5.830% due 04/25/2034	9,344	9,352

Imperial Savings Association
8.428% due 02/25/2018	71	71

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	25,106	25,050

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	26,281	26,268

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	11,819	11,426
3.786% due 11/21/2034	2,251	2,246

MASTR Asset Securitization Trust
5.500% due 09/25/2033	28,837	28,288

Mellon Residential Funding Corp.
5.570% due 06/15/2030	30,667	30,453
5.921% due 07/25/2029	1,204	1,203

Merrill Lynch Mortgage Investors, Inc.
4.488% due 02/25/2035	37,493	36,836

Nationslink Funding Corp.
5.680% due 11/10/2030	415	416

Prime Mortgage Trust
5.730% due 02/25/2019	2,181	2,185
5.730% due 02/25/2034	9,410	9,441

Prudential-Bache CMO Trust
8.400% due 03/20/2021	328	328

Resecuritization Mortgage Trust
5.576% due 04/26/2021	243	237

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	2,837	2,819

Salomon Brothers Mortgage Securities VII
8.000% due 09/25/2030	30	30

Sears Mortgage Securities
12.000% due 02/25/2014	11	11

Sequoia Mortgage Trust
5.630% due 08/20/2032	8,211	8,216

SLH Mortgage Trust
9.600% due 03/25/2021	115	115

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	9,707	9,723
5.660% due 09/19/2032	13,151	13,170
9.482% due 06/25/2029	865	934

Structured Asset Securities Corp.
6.150% due 07/25/2032	773	789
6.669% due 01/25/2032	712	710

Vendee Mortgage Trust
6.500% due 05/15/2029	45,195	46,467

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	$430	$428
6.778% due 02/25/2033	1,049	1,053

Washington Mutual, Inc.
4.816% due 10/25/2032	105	104
5.427% due 02/27/2034	15,120	15,385
5.590% due 09/25/2046	22,517	22,517
5.620% due 10/25/2045	12,675	12,764
5.963% due 06/25/2042	14,631	14,671
5.963% due 08/25/2042	10,149	10,193

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	39,653	39,302
5.388% due 08/25/2035	10,309	10,186

Total Mortgage-Backed Securities (Cost $1,543,678)		1,527,503

ASSET-BACKED SECURITIES 4.5%
ACE Securities Corp.
5.440% due 10/25/2035	57,830	57,875

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	743	744

Argent Securities, Inc.
5.378% due 09/25/2036	15,703	15,712
5.450% due 10/25/2035	8,997	9,003
5.470% due 02/25/2036	30,024	30,046

Asset-Backed Securities Corp. Home Equity
5.850% due 06/15/2031	7	7

Bear Stearns Asset-Backed Securities, Inc.
5.530% due 09/25/2034	8,336	8,347
5.780% due 03/25/2043	6,928	6,947

Chase Funding Mortgage Loan Asset -Backed Certificates
5.970% due 11/25/2031	4,483	4,488

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	3,380	3,390

Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035	2,101	2,102

Community Program Loan Trust
4.500% due 10/01/2018	5,869	5,786

Countrywide Asset-Backed Certificates
5.380% due 10/25/2036	15,200	15,195
5.380% due 03/25/2047	31,300	31,295
5.420% due 07/25/2035	321	321
5.430% due 01/25/2036	8,904	8,911

Equity One Asset-Backed Securities, Inc.
5.610% due 11/25/2032	11,217	11,237

First Franklin Mortgage Loan Asset- Backed Certificates
5.440% due 03/25/2025	413	413

First NLC Trust
5.440% due 09/25/2035	1,957	1,958
5.440% due 12/25/2035	4,916	4,920

Fremont Home Loan Trust
5.420% due 01/25/2036	11,424	11,433

GSAMP Trust
5.440% due 11/25/2035	12,523	12,533

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	11,729	11,775

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	15,172	15,180

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036	19,805	19,821
5.450% due 09/25/2035	10,397	10,405
5.610% due 10/25/2034	8,883	8,894

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.660% due 07/25/2032		$73	$74

Nelnet Student Loan Trust
5.515% due 01/25/2016		955	956

New Century Home Equity Loan Trust
5.440% due 09/25/2035		14,342	14,352

Park Place Securities, Inc.
5.440% due 09/25/2035		7,174	7,180

Quest Trust
5.410% due 12/25/2035		4,892	4,895

Renaissance Home Equity Loan Trust
5.680% due 08/25/2032		479	481

Residential Asset Securities Corp.
5.364% due 08/25/2036		22,050	22,064
5.790% due 06/25/2031		7	7

SACO I, Inc.
5.440% due 09/25/2035		17,488	17,498

Soundview Home Equity Loan Trust
5.430% due 12/25/2035		9,248	9,255
5.440% due 05/25/2035		1,648	1,649
5.440% due 11/25/2035		28,188	28,210

Structured Asset Securities Corp.
4.930% due 01/25/2035		870	855
5.430% due 08/25/2035		5,296	5,300
5.614% due 01/25/2033		754	759

Wachovia Auto Owner Trust
4.820% due 02/20/2009		27,473	27,436

Wells Fargo Home Equity Trust
5.450% due 12/25/2035 (j)		38,242	38,272

WMC Mortgage Loan Pass-Through Certificates
6.010% due 05/15/2030		300	300

Total Asset-Backed Securities (Cost $487,738)			488,281

SOVEREIGN ISSUES 0.2%
Korea Development Bank
5.679% due 11/22/2012		2,200	2,206

Panama Government International Bond
9.375% due 07/23/2012		480	565

Russia Government International Bond
10.000% due 06/26/2007		19,800	20,481

Total Sovereign Issues (Cost $23,354)			23,252

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
JSG Packaging PLC
6.090% due 01/12/2014	EUR	434	554
6.150% due 01/12/2014		489	625
6.464% due 01/12/2014		651	830

Smurfit Kappa Funding PLC
6.241% due 11/29/2014		1,583	2,028
6.335% due 01/12/2014		843	1,080

Total Foreign Currency-Denominated Issues (Cost $4,745)			5,117

		SHARES
PREFERRED STOCKS 0.9%
DG Funding Trust
7.749% due 12/31/2049		9,632	101,257

Home Ownership Funding Corp.
13.331% due 12/31/2049		8,625	1,573

Total Preferred Stocks (Cost $107,332)			102,830

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 41.8%

CERTIFICATES OF DEPOSIT 3.0%
Barclays Bank PLC
5.036% due 01/29/2007	$125,400	$125,393

Citibank New York N.A.
5.335% due 12/20/2006	79,700	79,700

Unicredito Italiano SpA
5.355% due 11/20/2006	125,000	125,001

		330,094

COMMERCIAL PAPER 18.6%
ABN AMRO N.A. Finance
5.240% due 01/12/2007	33,100	32,596

ANZ (Delaware), Inc.
5.250% due 12/12/2006	45,000	44,516
5.340% due 10/26/2006	43,800	43,644
5.360% due 10/25/2006	18,200	18,138
5.375% due 10/27/2006	27,200	27,099

ANZ National International Ltd.
5.275% due 11/16/2006	25,000	24,835

ASB Bank Ltd.
5.350% due 10/05/2006	7,800	7,797
5.375% due 10/26/2006	19,400	19,330

Bank of Ireland
5.255% due 12/12/2006	13,800	13,652
5.280% due 11/27/2006	58,100	57,623
5.365% due 10/26/2006	47,700	47,529

CBA (de) Finance
5.240% due 10/30/2006	38,000	37,845
5.255% due 12/19/2006	14,500	14,329
5.260% due 12/08/2006	15,400	15,243

Citigroup Funding, Inc.
5.260% due 11/16/2006	110,000	109,277
5.265% due 11/17/2006	50,000	49,664

Cox Communications, Inc.
5.449% due 01/16/2007	18,100	18,100

Danske Corp.
5.250% due 10/05/2006	21,600	21,591
5.270% due 11/06/2006	15,000	14,923
5.400% due 10/19/2006	25,000	24,936

Dexia Delaware LLC
5.265% due 10/10/2006	18,200	18,179
5.370% due 10/16/2006	5,000	4,990

Fannie Mae
5.241% due 10/11/2006	47,100	47,038
5.267% due 10/18/2006	700	698
5.279% due 10/04/2006	1,900	1,899

Freddie Mac
5.064% due 11/14/2006	7,778	7,729
5.101% due 10/03/2006	19,600	19,597
5.122% due 11/14/2006	6,400	6,360
5.225% due 10/05/2006	2,300	2,299
5.240% due 10/31/2006	38,215	38,054

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.270% due 11/15/2006	$13,200	$13,115
5.320% due 11/06/2006	11,300	11,242

HBOS Treasury Services PLC
5.320% due 11/07/2006	16,117	16,031
5.365% due 10/25/2006	500	498
5.370% due 10/26/2006	29,200	29,095
5.370% due 11/07/2006	1,800	1,790

Intesa Funding LLC
5.255% due 10/13/2006	31,000	30,950

IXIS Commercial Paper Corp.
5.250% due 10/17/2006	14,400	14,368
5.270% due 12/20/2006	14,000	13,833

Lloyds TSB Bank PLC
5.250% due 10/16/2006	29,500	29,440
5.250% due 10/26/2006	39,800	39,661

Nordea N.A., Inc.
5.255% due 12/08/2006	228,600	226,273
5.385% due 10/18/2006	2,450	2,444

Oesterreichische
5.250% due 10/25/2006	36,650	36,527

San Paolo IMI U.S. Financial Co.
5.280% due 12/29/2006	9,303	9,180

Sanofi Aventis
5.330% due 10/04/2006	24,200	24,193

Santander Finance
5.260% due 12/14/2006	10,400	10,285
5.285% due 11/14/2006	35,200	34,978

Societe Generale N.A.
5.380% due 10/19/2006	15,400	15,361

Spintab AB
5.365% due 10/25/2006	39,500	39,365
5.370% due 11/03/2006	13,500	13,436
5.400% due 10/06/2006	50,000	49,970

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006	15,400	15,298
5.360% due 10/30/2006	25,400	25,294
5.365% due 10/25/2006	13,200	13,155

Statens Bostadsfin Bank
5.380% due 10/19/2006	3,400	3,391
5.385% due 10/19/2006	14,300	14,264

Svenska Handelsbanken, Inc.
5.280% due 11/10/2006	900	895
5.345% due 10/31/2006	22,450	22,353
5.390% due 10/10/2006	20,000	19,976

Swedbank
5.350% due 10/23/2006	17,330	17,276
5.360% due 10/23/2006	15,100	15,053
5.375% due 10/20/2006	5,600	5,585

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	143,300	143,300

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Finance Delaware LLC
5.270% due 10/23/2006		$5,200	$5,184
5.345% due 10/24/2006		9,700	9,668
5.380% due 10/18/2006		7,085	7,068

Unicredit Delaware, Inc.
5.350% due 11/20/2006		1,100	1,092

Viacom, Inc.
5.594% due 05/29/2007		22,900	22,900
5.600% due 03/22/2007		8,200	8,200

Westpac Capital Corp.
5.185% due 10/10/2006		200,000	199,770
5.345% due 10/24/2006		1,500	1,495

Westpac Trust Securities NZ Ltd.
5.380% due 10/12/2006		40,000	39,940

			2,042,702

REPURCHASE AGREEMENTS 4.2%
UBS Warburg LLC
5.070% due 10/02/2006		460,000	460,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 5.250% - 6.125% due 02/15/2029 - 08/15/2029 valued at $112,609 and U.S. Treasury Strips 0.000% due 11/15/2027 - 05/15/2030 valued at $359,334. Repurchase proceeds are $460,192.)

BELGIUM TREASURY BILLS 3.5%
2.751% due 10/12/2006	EUR	300,000	380,125

FRANCE TREASURY BILLS 5.3%
2.842% due 10/12/2006 - 12/21/2006 (c)		458,920	579,051

GERMANY TREASURY BILLS 1.5%
2.787% due 10/18/2006 (c)		130,000	164,642

NETHERLANDS TREASURY BILLS 4.1%
2.877% due 10/31/2006 (c)		358,370	453,378

SPAIN TREASURY BILLS 0.8%
2.890% due 12/22/2006		71,600	90,151

U.S. TREASURY BILLS 0.8%
4.807% due 11/30/2006 - 12/14/2006 (c)(d)(f)		$90,788	89,786

Total Short-Term Instruments (Cost $4,591,002)			4,589,929

PURCHASED OPTIONS (h) 0.2%
(Cost $20,517)			23,106

Total Investments (e) 102.8% (Cost $11,353,840)			$11,290,576

Written Options (i) (0.4%) (Premiums $30,795)			(44,149)

Other Assets and Liabilities (Net) (2.4%)			(259,665)

Net Assets 100.0%			$10,986,762

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $5,934 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $78,319 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

See Accompanying Notes	Semiannual Report	September 30, 2006	33

Schedule of Investments  Low Duration Fund  (Cont.)

(f)	Securities with an aggregate market value of $83,358 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	22,276	$(19,237)
90-Day Eurodollar December Futures	Long	12/2007	17,609	4,992
90-Day Eurodollar June Futures	Long	06/2007	19,529	(11,814)
90-Day Eurodollar March Futures	Long	03/2007	24,035	(22,556)
90-Day Eurodollar March Futures	Long	03/2008	274	175
90-Day Eurodollar September Futures	Long	09/2007	12,268	(3,578)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	6,354	(11,171)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	470	121
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	422	32
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	740	149

				$(62,887)

(g)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	869,000	$11
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		$8,900	208
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		8,000	190
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%		03/20/2007		25,000	53
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%		03/20/2007		9,500	23
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		5,000	117
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007		4,000	22
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007		3,200	28
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%		06/20/2007		12,000	254
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		03/20/2007		300	2
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%		03/20/2007		50,000	103
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%		03/20/2007		40,300	96
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%		03/20/2007		25,000	52
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007		1,500	36
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%		06/20/2008		2,000	126
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010		8,000	(169)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%		06/20/2007		5,000	71
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%		07/20/2007		24,400	66
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007		4,200	23
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%		06/20/2008		5,000	346
UBS AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.750%		03/20/2007		20,000	401
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007		1,500	21
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		5,000	117
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%		06/20/2007		5,000	71

								$2,268

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%		10/15/2010	EUR	23,900	$206
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%		10/15/2010		9,100	98
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%		06/15/2007	GBP	181,700	(1,919)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%		09/20/2009		98,400	(1,899)

								$(3,514)

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(h)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$ 92.000	12/18/2006	6,062	$58	$38
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	6,470	61	40
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	2,875	27	18
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	3,750	36	23
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	11,632	110	73
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	26,527	252	166
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	2,693	26	17
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	650	6	4

				$576	$379

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	96,000	$442	$637
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	45,000	208	278
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		29,500	168	182
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$449,000	681	704
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		160,000	816	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		375,000	2,081	278
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		365,000	1,460	1,310
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		7,800	15	12
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		217,000	1,107	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		184,000	861	660
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		469,200	1,578	2,442
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		648,200	2,826	4,476
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		566,000	2,490	4,529
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007		347,200	1,437	1,437
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		528,000	2,809	4,416
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		134,500	212	211
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007		291,300	750	1,353

								$19,941	$22,925

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	01/17/2007	$34,000	$0	$(198)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	411	$199	$344
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	12,324	9,676	18,024
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	400	219	112

				$10,094	$18,480

See Accompanying Notes	Semiannual Report	September 30, 2006	35

Schedule of Investments Low Duration Fund (Cont.)	(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	37,000	$443	$735
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	12,900	209	244
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		55,700	265	736
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		8,400	168	159
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$193,000	699	1,307
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		68,900	807	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		161,000	2,116	356
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		157,000	1,515	1,275
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		94,000	1,122	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		79,000	879	642
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		204,000	1,612	2,832
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		283,600	2,925	4,841
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		246,000	2,502	4,552
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		152,600	1,595	1,595
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		230,000	2,843	4,582
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		57,800	226	391
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		126,100	775	1,527

								$20,701	$25,774

Straddle Options
Description	Counterparty	Exercise Price (3)	Expiration Date	Notional Amount	Premium (3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$ 0.000	01/17/2007	$34,000	$0	$(105)

(3) Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(j)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	5.640%	10/30/2006	06/28/2004	$42,600	$42,600	0.39%
Wells Fargo Home Equity Trust	5.450%	12/25/2035	09/28/2006	38,256	38,272	0.35%

				$80,856	$80,872	0.74%

(k)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,145	01/2007	$0	$(21)	$(21)
Buy	CAD	39,258	10/2006	0	(204)	(204)
Buy	CLP	2,725,640	11/2006	61	0	61
Buy		18,230	12/2006	0	0	0
Buy	CNY	101,102	03/2007	0	(83)	(83)
Sell	EUR	1,247,915	10/2006	7,742	0	7,742
Sell	GBP	2,112	10/2006	45	0	45
Buy	INR	154,626	03/2007	14	0	14
Buy	JPY	39,993,642	11/2006	0	(10,738)	(10,738)
Buy	KRW	5,990,075	12/2006	44	0	44
Buy		3,041,672	02/2007	50	0	50
Buy		310,992	03/2007	4	0	4
Buy		13,960,662	05/2007	0	(79)	(79)
Buy	MXN	14,401	12/2006	0	(5)	(5)
Buy		38,210	01/2007	10	0	10
Buy	PLN	11,547	11/2006	0	(23)	(23)
Buy	RUB	87,616	01/2007	0	(2)	(2)
Buy		400,569	03/2007	3	(10)	(7)
Buy	SGD	6,789	11/2006	0	(1)	(1)
Buy		5,850	03/2007	0	(8)	(8)
Buy	TWD	135,671	02/2007	0	(92)	(92)
Buy	ZAR	1,509	10/2006	0	(26)	(26)
Sell		1,509	10/2006	4	0	4
Buy		1,509	12/2006	0	(4)	(4)

				$7,977	$(11,296)	$(3,319)

36	PIMCO Funds	See Accompanying Notes

Schedule of Investments Real Return Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Georgia-Pacific Corp.
7.367% due 12/20/2012	$2,597	$2,610
7.390% due 12/20/2012	10,667	10,699
7.485% due 12/20/2012	667	669

Shackleton Re Ltd.
12.968% due 08/01/2008	9,000	8,977
13.468% due 08/01/2008	3,000	3,004
13.489% due 02/07/2008	5,500	5,540

Total Bank Loan Obligations (Cost $31,376)		31,499

CORPORATE BONDS & NOTES 3.4%

BANKING & FINANCE 2.1%
CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,912

Citigroup, Inc.
5.516% due 05/02/2008	14,100	14,123
5.525% due 01/30/2009	16,200	16,215

Export-Import Bank of Korea
5.590% due 10/04/2011 (b)	18,200	18,176
6.500% due 11/15/2006	2,500	2,502

Ford Motor Credit Co.
6.194% due 09/28/2007	10,000	9,911
6.340% due 03/21/2007	20,900	20,852

General Electric Capital Corp.
5.430% due 12/12/2008	12,700	12,717

General Motors Acceptance Corp.
6.125% due 08/28/2007	870	869

Kamp Re 2005 Ltd.
5.430% due 12/14/2007 (a)	5,000	3

Parametric Re Ltd.
7.330% due 11/19/2007	11,500	11,632
9.570% due 05/19/2008	1,500	1,516

Phoenix Quake Ltd.
7.930% due 07/03/2008	50,550	51,012

Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	13,750	12,484

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	9,000	9,050

Rabobank Nederland
5.527% due 01/15/2009	11,300	11,308

Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,848

Vita Capital Ltd.
6.830% due 01/01/2007	34,200	34,317
6.908% due 01/01/2010	5,000	4,878

Wachovia Bank N.A.
5.461% due 12/02/2010	30,500	30,542

		293,867

INDUSTRIALS 1.1%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	4,000	4,020

Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,423	3,432
8.875% due 09/15/2008	5,930	6,226

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,563
7.875% due 12/15/2007	8,200	8,344

EchoStar DBS Corp.
5.750% due 10/01/2008	10,600	10,534

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
El Paso Corp.
6.950% due 12/15/2007	$2,630	$2,669
7.625% due 08/16/2007	4,300	4,375

General Electric Co.
5.430% due 12/09/2008	6,000	6,007

HCA, Inc.
7.250% due 05/20/2008	6,500	6,581

HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,423

Host Marriott LP
9.250% due 10/01/2007	2,370	2,456
9.500% due 01/15/2007	6,100	6,184

Mandalay Resort Group
9.500% due 08/01/2008	2,700	2,876
10.250% due 08/01/2007	10,500	10,894

Mirage Resorts, Inc.
7.250% due 10/15/2006	1,100	1,100

Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,837
8.625% due 02/01/2022	6,900	8,304
9.500% due 09/15/2027	14,850	19,416

Reynolds American, Inc.
6.500% due 06/01/2007	1,701	1,714

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,030

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,700	1,719

Weyerhaeuser Co.
6.125% due 03/15/2007	521	522

		157,226

UTILITIES 0.2%
Citizens Communications Co.
7.625% due 08/15/2008	5,000	5,175

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,191

Embarq Corp.
7.082% due 06/01/2016	4,600	4,701

Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,793

		26,860

Total Corporate Bonds & Notes (Cost $477,696)		477,953

MUNICIPAL BONDS & NOTES 0.5%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,385	3,419

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	2,500	2,632

Connecticut State Health & Educational Facilities Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013	4,000	4,344

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	8,640	9,204

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,515	2,526
6.250% due 06/01/2033	25,000	27,536
6.625% due 06/01/2040	380	427
6.750% due 06/01/2039	1,445	1,633

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	$3,870	$4,160

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,464

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,586

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	1,570	1,680

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	792
6.125% due 06/01/2032	740	784

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	415	456

Total Municipal Bonds & Notes (Cost $60,321)		67,643

U.S. GOVERNMENT AGENCIES 5.7%
Fannie Mae
4.394% due 08/01/2035	569	565
4.588% due 07/01/2035	655	654
4.672% due 05/01/2035	1,981	1,958
4.681% due 04/01/2035	1,478	1,466
4.846% due 06/01/2033	403	404
5.000% due 06/25/2027 - 10/01/2036	27,675	26,932
5.460% due 03/25/2036	6,630	6,632
5.500% due 02/01/2033 - 10/01/2036	503,991	496,614
5.632% due 09/01/2044 - 10/01/2044	11,755	11,829
6.000% due 10/01/2036	203,000	203,952
6.336% due 10/01/2031	671	683

Federal Housing Administration
7.430% due 12/01/2020	102	103

Freddie Mac
5.000% due 01/15/2024	7,758	7,722
5.610% due 09/25/2031	2,760	2,762
5.632% due 10/25/2044	17,228	17,413
5.680% due 12/15/2030	8,145	8,164
6.500% due 01/25/2028	82	84
7.000% due 10/15/2030	392	394

Government National Mortgage Association
6.500% due 05/15/2028 - 04/15/2031	1,434	1,476

Housing Urban Development
5.530% due 08/01/2020	6,000	6,065

Total U.S. Government Agencies (Cost $792,944)		795,872

U.S. TREASURY OBLIGATIONS 113.6%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,212,857	1,149,704
1.625% due 01/15/2015	365,729	347,986
1.875% due 07/15/2013	835,321	813,949
1.875% due 07/15/2015	766,670	742,592
2.000% due 01/15/2014	1,258,519	1,234,872
2.000% due 07/15/2014	546,473	535,757
2.000% due 01/15/2016	56,289	55,014
2.000% due 01/15/2026	638,145	612,221
2.375% due 04/15/2011	19,275	19,301
2.375% due 01/15/2025	1,266,953	1,287,740
2.500% due 07/15/2016	327,580	334,235

See Accompanying Notes	Semiannual Report	September 30, 2006	37

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.000% due 07/15/2012	$1,567,417	$1,626,747
3.375% due 01/15/2007 (h)	538,961	534,456
3.375% due 01/15/2012	65,837	69,319
3.375% due 04/15/2032	37,948	47,132
3.500% due 01/15/2011	799,164	837,312
3.625% due 01/15/2008	1,143,775	1,153,292
3.625% due 04/15/2028	1,065,372	1,320,605
3.875% due 01/15/2009	528,478	543,817
3.875% due 04/15/2029	923,626	1,193,714
4.250% due 01/15/2010	816,104	863,413

U.S. Treasury Bonds
4.500% due 02/15/2036	60,200	57,703
6.250% due 08/15/2023	600	697
6.625% due 02/15/2027	23,700	29,151
7.625% due 02/15/2025	100	134
8.875% due 08/15/2017	12,100	16,351

U.S. Treasury Notes
3.000% due 12/31/2006	1,300	1,294
3.875% due 09/15/2010	109,090	106,333
3.875% due 02/15/2013	20,100	19,312
4.000% due 11/15/2012	6,000	5,813
4.250% due 11/15/2013	4,400	4,305
4.250% due 11/15/2014	2,600	2,536
4.500% due 02/28/2011	50,700	50,526
4.500% due 11/15/2015	1,900	1,882
4.875% due 04/30/2011	350,000	354,006
5.125% due 05/15/2016	29,400	30,507

Total U.S. Treasury Obligations (Cost $15,969,367)		16,003,728

MORTGAGE-BACKED SECURITIES 1.0%
Banc of America Funding Corp.
4.620% due 02/20/2036	50,016	49,774

Bear Stearns Adjustable Rate Mortgage Trust
4.650% due 01/25/2034	4,726	4,710
4.799% due 01/25/2034	2,868	2,836
5.845% due 11/25/2030	642	644

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	3,310	3,281

Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 06/25/2035	15,542	15,528

GSR Mortgage Loan Trust
4.540% due 09/25/2035	38,280	37,774

Harborview Mortgage Loan Trust
5.570% due 03/19/2037	2,921	2,927
5.670% due 06/20/2035	2,168	2,176

Mellon Residential Funding Corp.
5.770% due 12/15/2030	882	886
5.820% due 10/20/2029	552	558

Washington Mutual, Inc.
5.427% due 02/27/2034	4,059	4,130
5.590% due 11/25/2045	13,617	13,672

Total Mortgage-Backed Securities (Cost $138,670)		138,896

ASSET-BACKED SECURITIES 1.7%
Ameriquest Mortgage Securities, Inc.
5.660% due 06/25/2034	6,066	6,072

Argent Securities, Inc.
5.430% due 11/25/2035	1,195	1,195
5.450% due 10/25/2035	181	182

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 01/25/2036	3,677	3,682
5.780% due 03/25/2043	200	201

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	5,080	5,077

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Equity One Asset-Backed Securities, Inc.
5.630% due 04/25/2034	$312	$313

First NLC Trust
5.450% due 02/25/2036	9,931	9,938

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	6,907	6,912

GSAMP Trust
5.450% due 12/25/2035	5,931	5,932

GSR Mortgage Loan Trust
5.430% due 11/25/2030	4,013	4,016

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	4,216	4,219

IXIS Real Estate Capital Trust
5.390% due 08/25/2036	11,633	11,640

Lehman XS Trust
5.410% due 07/25/2046	18,136	17,948
5.420% due 05/25/2046	3,948	3,948

Long Beach Mortgage Loan Trust
5.390% due 04/25/2036	12,388	12,398
5.420% due 01/25/2036	6,377	6,382
5.450% due 09/25/2035	2,128	2,130

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036	3,111	3,113

Merrill Lynch Mortgage Investors, Inc.
5.360% due 05/25/2037	14,906	14,917
5.390% due 04/25/2037	1,890	1,891
5.410% due 01/25/2037	7,337	7,342

Morgan Stanley Capital I
5.400% due 03/25/2036	10,005	10,011

New Century Home Equity Loan Trust
5.400% due 08/25/2036	17,797	17,808

Park Place Securities, Inc.
5.440% due 09/25/2035	753	754

Residential Asset Securities Corp.
5.400% due 04/25/2036	2,637	2,639
5.400% due 07/25/2036	22,779	22,793
5.410% due 01/25/2036	8,271	8,278
5.420% due 01/25/2036	3,824	3,827
5.430% due 10/25/2035	665	666
5.430% due 11/25/2035	3,937	3,940

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	733	734

SACO I, Inc.
5.390% due 05/25/2036	9,935	9,940
5.440% due 11/25/2020	997	998
5.440% due 07/25/2035	136	136

SLC Student Loan Trust
5.360% due 12/15/2010	1,952	1,953

SLM Student Loan Trust
5.495% due 01/26/2015	3,427	3,430
5.515% due 04/25/2014	197	197

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	2,484	2,486
5.400% due 03/25/2036	1,191	1,192
5.430% due 12/25/2035	3,798	3,801
5.440% due 05/25/2035	202	202

Specialty Underwriting & Residential Finance
5.410% due 12/25/2036	8,712	8,719

Structured Asset Securities Corp.
5.430% due 08/25/2035	1,160	1,161

Wachovia Mortgage Loan Trust LLC
5.440% due 10/25/2035	17	16

Total Asset-Backed Securities (Cost $235,175)		235,129

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
5.625% due 01/15/2017		$5,500	$5,448

Russia Government International Bond
10.000% due 06/26/2007		7,000	7,241

Total Sovereign Issues (Cost $12,511)			12,689

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	16,717	19,588
4.250% due 12/01/2021 (d)		2,640	3,168

France Government Bond
1.600% due 07/25/2011 (d)	EUR	6,340	8,024
1.600% due 07/25/2015 (d)		3,132	3,976
3.150% due 07/25/2032 (d)		6,692	11,086

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	5,707
5.500% due 09/15/2066	GBP	12,450	23,409

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)	EUR	2,141	2,794
4.250% due 08/01/2014		1,700	2,217

New Zealand Government Bond
4.500% due 02/15/2016	NZD	10,000	8,973

Pylon Ltd.
4.833% due 12/18/2008	EUR	20,750	26,405
7.233% due 12/18/2008		40,700	51,648

Sweden Government Bond
4.638% due 12/01/2008	SEK	37,000	6,213

United Kingdom Gilt Inflation Linked
2.278% due 01/26/2035	GBP	200	525

Total Foreign Currency-Denominated Issues (Cost $160,845)			173,733

SHORT-TERM INSTRUMENTS 19.1%

COMMERCIAL PAPER 6.9%
ABN AMRO N.A. Finance
5.240% due 01/12/2007		$41,800	41,164

BNP Paribas Finance
5.340% due 10/02/2006		92,300	92,300

Cox Communications, Inc.
5.619% due 01/16/2007		18,200	18,200

Rabobank USA Financial Corp.
5.360% due 10/02/2006		388,400	388,400

Societe Generale N.A.
5.245% due 01/08/2007		229,322	225,962

Time Warner, Inc.
5.390% due 01/25/2007		8,400	8,257

UBS Finance Delaware LLC
5.245% due 01/08/2007		168,500	166,031

Viacom, Inc.
5.594% due 05/29/2007		26,500	26,500

			966,814

REPURCHASE AGREEMENTS 0.4%
Lehman Brothers, Inc.
5.050% due 10/02/2006		56,000	56,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $57,115. Repurchase proceeds are $56,024.)

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 10/02/2006		$5,987	$5,987

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $6,110. Repurchase proceeds are $5,989.)

FRANCE TREASURY BILLS 5.4%
2.841% due 10/5/2006 - 12/28/2006 (c)	EUR	596,460	755,690

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GERMANY TREASURY BILLS 5.3%
2.816% due 10/18/2006 - 01/17/2007 (c)		$587,080	$742,113

NETHERLANDS TREASURY BILLS 0.7%
2.960% due 10/31/2006	EUR	83,500	105,630

U.S. TREASURY BILLS 0.4%
4.794% due 11/30/2006 - 12/14/2006 (c)(e)(f)(h)		$60,920	60,299

Total Short-Term Instruments (Cost $2,691,359)			2,692,533

VALUE (000S)
PURCHASED OPTIONS (j) 0.0%
(Cost $3,000)	$4,764

Total Investments (g) 146.5% (Cost $20,573,264)	$20,634,439

Written Options (k) (0.1%) (Premiums $8,621)	(12,877)

Other Assets and Liabilities (Net) (46.4%)	(6,538,853)

Net Assets 100.0%	$14,082,709

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $4,698 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(f)	Securities with an aggregate market value of $29,720 have been pledged as collateral for delayed-delivery securities on September 30, 2006.
(g)	As of September 30, 2006, portfolio securities with an aggregate value of $101,982 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $26,518 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2,629	$1,039
90-Day Eurodollar December Futures	Long	12/2008	609	282
90-Day Eurodollar June Futures	Long	06/2007	1,023	(332)
90-Day Eurodollar June Futures	Long	06/2009	609	304
90-Day Eurodollar March Futures	Long	03/2007	127	(120)
90-Day Eurodollar March Futures	Long	03/2008	641	334
90-Day Eurodollar March Futures	Long	03/2009	609	282
90-Day Eurodollar September Futures	Long	09/2007	1,188	450
90-Day Eurodollar September Futures	Long	09/2008	609	282
U.S. Treasury 5-Year Note December Futures	Long	12/2006	9,529	6,578
U.S. Treasury 10-Year Note December Futures	Long	12/2006	8,795	9,628
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	330	(769)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	513

				$18,471

(i)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	$20,000	$100
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.780%	12/20/2011	3,900	0
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	06/20/2011	3,800	271
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	06/20/2011	5,000	376
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 09/15/2011	Sell	1.750%	12/20/2011	8,600	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	22
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	8,300	37
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	27
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	1,100	68
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	32
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	18
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	48
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	44
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	53
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	18
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	20
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	45
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	20
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	23,800	131
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	9,800	327
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	5,000	351

						$2,008

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	September 30, 2006	39

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	7,000	$(75)
JPMorgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	(137)
JPMorgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	22
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	39
UBS AG	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	28
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	229
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	70
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	566
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	567
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	117
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	89
Deutsche Bank AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	29
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		127,200	6,832
JPMorgan Chase & Co.	6-month EUR-LIBOR	Receive	2.023%	10/15/2011		31,400	0
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	5.000%	06/17/2015		12,400	535
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	234
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	0
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	0
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	16
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	67
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		277,600	1,476
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(1,134)
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	924
JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	58
UBS AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		20,000	107
Morgan Stanley	6-month JPY-LIBOR	Receive	0.100%	06/15/2007	JPY	2,200,000	51
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	420,000	(299)
Barclays Bank PLC	3-month SEK-LIBOR	Pay	4.500%	06/17/2008	SEK	168,000	905
JPMorgan Chase & Co.	3-month SEK-LIBOR	Pay	4.500%	06/17/2008		46,000	238
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$197,800	(5,868)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		118,950	1,113
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		148,600	(4,422)
BNP Paribas Bank	U.S. CPI Urban Consumers NSA Index	Pay	2.790%	10/07/2015		50,000	(187)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2021		114,500	(4,995)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	(8,505)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2036		6,600	(392)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		126,700	1,186
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		301,300	(6,202)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		213,600	(6,337)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		41,500	665
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		98,800	(2,931)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		148,200	(8,799)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		121,200	(3,597)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2036		93,700	(5,564)
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		34,000	550
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2008		150,000	1,404
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		2,061,000	6,891
UBS AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	(3,460)

							$(37,896)

(j)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	$584,000	$2,570	$4,673
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	117,000	430	936

							$3,000	$5,609

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	03/20/2007	$141,400	$0	$(438)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	03/20/2007	24,600	0	(76)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	03/20/2007	35,300	0	(96)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	03/20/2007	100,000	0	(235)

					$0	$(845)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(k)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$112.000	11/21/2006	2,122	$1,320	$2,653
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	1,266	512	969
Put - CBOT U.S. Treasury 30-Year Bond December Futures	106.000	11/21/2006	2,122	457	33
Put - CBOT U.S. Treasury 30-Year Bond December Futures	108.000	11/21/2006	1,266	530	79

				$2,819	$3,734

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$207,000	$1,076	$3,489
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	73,000	829	22
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	134,000	881	10
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	254,000	2,583	4,700
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	51,000	433	922

							$5,802	$9,143

(l)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	3.125%	09/15/2008	$177,200	$171,763	$172,439
U.S. Treasury Notes	3.250%	08/15/2007	127,800	126,178	126,920
U.S. Treasury Notes	3.375%	02/15/2008	147,500	144,717	145,521
U.S. Treasury Notes	3.625%	05/15/2013	21,600	20,432	20,788
U.S. Treasury Notes	4.500%	02/15/2016	108,600	105,865	108,208
U.S. Treasury Notes	4.750%	05/15/2014	310,200	310,619	318,852
U.S. Treasury Notes	4.875%	08/15/2016	55,000	55,657	56,472

				$935,231	$949,200

(3) Market value includes $9,378 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	13,985	10/2006	$73	$0	$73
Buy	CNY	427,717	09/2007	184	0	184
Sell	EUR	1,187,823	10/2006	4,476	0	4,476
Buy	GBP	1,518	10/2006	0	(27)	(27)
Sell		22,464	10/2006	258	0	258
Buy	JPY	50,496,760	11/2006	0	(12,675)	(12,675)
Sell		7,021,433	11/2006	517	0	517
Sell	NZD	9,977	10/2006	163	0	163
Buy	PLN	4,834	11/2006	0	(10)	(10)
Buy	RUB	40,606	03/2007	0	(2)	(2)
Sell	SEK	46,511	12/2006	68	0	68

				$5,739	$(12,714)	$(6,975)

See Accompanying Notes	Semiannual Report	September 30, 2006	41

Schedule of Investments   Short-Term Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 18.0%

BANKING & FINANCE 10.0%
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)	$3,900	$3,921

CIT Group Holdings, Inc.
5.635% due 01/30/2009	17,100	17,148

CIT Group, Inc.
5.638% due 11/23/2007	75	75

Citigroup, Inc.
5.408% due 12/26/2008	9,700	9,710
5.516% due 05/02/2008	5,300	5,309
5.525% due 01/30/2009	31,900	31,930

Ford Motor Credit Co.
5.590% due 03/13/2007	708	703
6.194% due 09/28/2007	2,000	1,982
6.340% due 03/21/2007	1,000	998
7.875% due 06/15/2010	3,300	3,216

General Electric Capital Corp.
5.506% due 05/10/2010	16,500	16,517

General Motors Acceptance Corp.
6.242% due 03/20/2007	4,450	4,436
6.407% due 01/16/2007	7,422	7,417

Goldman Sachs Group, Inc.
5.479% due 06/23/2009	41,910	41,950
5.664% due 06/28/2010	5,260	5,292
5.841% due 07/23/2009	1,000	1,007

HSBC Finance Corp.
5.300% due 08/15/2007	3,300	3,300
5.486% due 05/10/2007	8,380	8,386
5.520% due 09/15/2008	10,280	10,311

Lehman Brothers Holdings, Inc.
5.599% due 12/23/2010	9,700	9,726

MBNA Corp.
5.910% due 05/05/2008	6,320	6,367

MBNA Europe Funding PLC
5.490% due 09/07/2007	22,900	22,924

Mirage Resorts, Inc.
6.750% due 08/01/2007	3,530	3,565
7.250% due 10/15/2006	2,200	2,200

Morgan Stanley
5.550% due 02/09/2009	10,100	10,118

Morgan Stanley Warehouse Facilities
5.640% due 10/30/2006 (j)	29,200	29,200

National Australia Bank Ltd.
5.430% due 09/11/2009	8,900	8,906

Rabobank Nederland
5.527% due 01/15/2009	14,800	14,810

Riggs Capital Trust
8.625% due 12/31/2026	10,100	10,593
8.875% due 03/15/2027	6,146	6,502

Royal Bank of Scotland Group PLC
5.520% due 04/11/2008	4,100	4,104

Santander U.S. Debt S.A. Unipersonal
5.450% due 09/19/2008	6,000	6,009
5.540% due 02/06/2009	19,200	19,229

SLM Corp.
5.605% due 01/25/2007	870	871

USAA Capital Corp.
7.050% due 11/08/2006	445	446

Vita Capital Ltd.
6.830% due 01/01/2007	3,000	3,010

Wachovia Bank N.A.
5.429% due 03/23/2009	3,300	3,302

		335,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 4.2%
Airgas, Inc.
9.125% due 10/01/2011	$900	$946

Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,500	3,510

Comcast Corp.
5.800% due 07/14/2009	2,100	2,105

CSC Holdings, Inc.
7.250% due 07/15/2008	300	304

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	9,000	9,003
5.870% due 09/10/2007	22,000	22,054

EchoStar DBS Corp.
5.750% due 10/01/2008	9,300	9,242

El Paso Corp.
6.500% due 06/01/2008	3,000	3,019
7.625% due 08/16/2007	10,000	10,175

Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,226

GP Canada Finance Co.
7.200% due 12/15/2006	200	202

HCA, Inc.
5.250% due 11/06/2008	5,350	5,296
7.250% due 05/20/2008	650	658

Historic TW, Inc.
8.180% due 08/15/2007	5,381	5,507

HJ Heinz Co.
6.428% due 12/01/2008	13,500	13,786

Host Marriott LP
9.250% due 10/01/2007	1,196	1,239
9.500% due 01/15/2007	8,465	8,581

JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	6,016

Mandalay Resort Group
10.250% due 08/01/2007	400	415

MGM Mirage
9.750% due 06/01/2007	3,300	3,395

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	8,008

Southern Natural Gas Co.
6.125% due 09/15/2008	1,730	1,739
6.700% due 10/01/2007	4,136	4,179

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	900	910

Transcontinental Gas Pipe Line Corp.
6.787% due 04/15/2008	1,650	1,654

Transocean, Inc.
5.591% due 09/05/2008	4,500	4,502

Williams Cos., Inc.
5.935% due 02/16/2007	2,000	2,005
6.375% due 10/01/2010	7,000	7,000

Xerox Corp.
6.160% due 12/18/2009	2,000	2,015
6.750% due 02/01/2017	100	102
9.750% due 01/15/2009	1,915	2,083

		141,876

UTILITIES 3.8%
AT&T, Inc.
5.612% due 11/14/2008	2,000	2,007

BellSouth Corp.
5.580% due 08/15/2008	1,400	1,401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CMS Energy Corp.
7.500% due 01/15/2009	$9,000	$9,315
8.900% due 07/15/2008	1,300	1,368
9.875% due 10/15/2007	4,100	4,279

ConocoPhillips
5.510% due 04/11/2007	3,800	3,801

Dominion Resources, Inc.
5.664% due 09/28/2007	14,000	14,008

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,465
6.140% due 12/08/2008	9,600	9,623

Florida Power Corp.
5.802% due 11/14/2008	17,400	17,437

NiSource, Inc.
3.628% due 11/01/2006	2,700	2,696

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,209

PSEG Energy Holdings LLC
8.625% due 02/15/2008	2,000	2,085

Public Service Enterprise Group, Inc.
5.765% due 09/21/2008	4,800	4,802

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,421

Qwest Corp.
5.625% due 11/15/2008	2,000	1,995

Verizon Global Funding Corp.
5.535% due 08/15/2007	19,400	19,419

Virginia Electric & Power Co.
5.375% due 02/01/2007	385	385

		125,716

Total Corporate Bonds & Notes (Cost $603,391)		603,082

U.S. GOVERNMENT AGENCIES 10.6%
Fannie Mae
3.500% due 04/25/2011 - 04/25/2017	3,069	3,044
3.604% due 07/01/2034	98	98
3.757% due 06/01/2034	62	63
4.617% due 09/01/2035	1,352	1,338
5.041% due 01/01/2036	688	686
5.134% due 11/01/2025	28	28
5.208% due 05/01/2036	20,172	20,280
5.340% due 02/01/2018 - 04/01/2029	387	389
5.460% due 03/25/2036	1,080	1,081
5.477% due 01/01/2032	1,515	1,525
5.480% due 08/25/2034	2,444	2,444
5.500% due 02/01/2014	1,809	1,818
5.530% due 11/25/2032	1,848	1,850
5.630% due 03/25/2036	4,887	4,881
5.632% due 03/01/2044 - 10/01/2044	24,760	24,907
5.680% due 09/25/2042	620	624
5.741% due 07/01/2029	459	465
5.780% due 10/25/2030	10	11
5.930% due 10/25/2017	486	492
6.000% due 02/25/2008	1	1
6.250% due 10/01/2023	38	39
6.500% due 10/25/2023 (a)	63	5
6.500% due 11/01/2028 - 10/25/2042	1,486	1,516
6.607% due 08/01/2029	3,028	3,076
6.633% due 12/01/2040	1,049	1,070
7.000% due 03/01/2013	72	73
7.095% due 08/01/2026	20	20
9.011% due 06/25/2032	1,064	1,117

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
2.375% due 12/26/2006	$4,600	$4,569
2.620% due 04/23/2007	2,390	2,356
3.000% due 04/20/2009	1,300	1,270
3.500% due 05/13/2008 - 12/12/2008	3,135	3,048
4.000% due 07/30/2008 - 01/16/2009	50,100	49,033
4.020% due 06/30/2009	2,000	1,953
4.150% due 01/12/2009	1,950	1,914
4.250% due 09/26/2008	2,600	2,565
4.330% due 03/16/2010	2,500	2,452
4.400% due 02/08/2010	22,340	21,895
4.500% due 06/22/2010	12,400	12,220

Federal Housing Administration
7.350% due 04/01/2019	182	183
7.430% due 09/01/2022	88	89
7.435% due 02/01/2019	300	303

Freddie Mac
3.000% due 12/15/2021	1,585	1,557
3.500% due 01/15/2013	1,151	1,145
4.000% due 11/15/2022	6,160	6,060
4.250% due 04/05/2007	58,000	57,704
4.500% due 08/15/2027	13,385	13,292
4.900% due 11/03/2008	23,200	23,103
5.632% due 10/25/2044 - 02/25/2045	18,062	18,201
5.730% due 06/15/2031	593	597
5.832% due 07/25/2044	23,126	23,429
6.500% due 08/15/2008 - 07/25/2043	3,056	3,069

Government National Mortgage Association
4.500% due 08/20/2029 - 09/20/2029	4,787	4,790
4.750% due 07/20/2022 - 09/20/2027	859	867
5.000% due 02/20/2032	1,550	1,549
5.125% due 10/20/2017 - 10/20/2027	1,442	1,451
5.250% due 03/20/2029 - 03/20/2030	1,633	1,640
5.375% due 05/20/2021 - 05/20/2030	8,379	8,460
5.625% due 02/20/2019	33	33
5.830% due 02/16/2030	88	89
6.000% due 01/15/2032 - 03/20/2032	9,827	9,867
7.500% due 02/20/2030	227	236
8.000% due 12/15/2030 - 03/15/2032	255	270
8.500% due 06/20/2027	226	242

Small Business Administration
7.540% due 08/10/2009	173	181

Total U.S. Government Agencies (Cost $354,435)		354,623

U.S. TREASURY OBLIGATIONS 0.6%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	128	128
3.500% due 01/15/2011	468	490

U.S. Treasury Notes
3.875% due 09/15/2010	16,340	15,927
4.000% due 03/15/2010	3,900	3,827

Total U.S. Treasury Obligations (Cost $20,483)		20,372

MORTGAGE-BACKED SECURITIES 7.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	3,075	3,018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Banc of America Funding Corp.
4.620% due 02/20/2036	$10,919	$10,866

Banc of America Mortgage Securities
5.405% due 10/20/2032	1,824	1,829
6.500% due 09/25/2033	1,508	1,522
6.791% due 07/20/2032	351	355

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	34,244	33,788

Bear Stearns Alt-A Trust
5.840% due 11/25/2036	7,000	6,965

Commercial Mortgage Pass-Through Certificates
5.510% due 03/15/2020	4,690	4,694

Countrywide Alternative Loan Trust
5.610% due 02/25/2037	7,179	7,183

Countrywide Home Loan Mortgage Pass-Through Trust
5.560% due 05/25/2035	290	291
5.600% due 05/25/2034	191	191
5.670% due 06/25/2035	16,948	16,933
5.776% due 07/19/2031	14	14

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	117	117
5.880% due 08/25/2033	4,007	4,007

First Republic Mortgage Loan Trust
5.630% due 08/15/2032	12,365	12,399
5.650% due 06/25/2030	1,399	1,401
5.680% due 11/15/2031	739	745

Greenwich Capital Acceptance, Inc.
7.614% due 06/25/2024	28	29

GSR Mortgage Loan Trust
4.540% due 09/25/2035	11,204	11,056

GSRPM Mortgage Loan Trust
5.730% due 11/25/2031	4,599	4,608

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	3,516	3,526
5.570% due 03/19/2037	2,921	2,927

Indymac ARM Trust
6.410% due 01/25/2032	6	6
6.542% due 01/25/2032	16	16

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,829	1,794

MASTR Seasoned Securities Trust
6.196% due 09/25/2017	824	838

Mellon Residential Funding Corp.
5.770% due 12/15/2030	4,155	4,171
5.820% due 10/20/2029	6,904	6,975

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025	1,090	1,095

Residential Funding Mortgage Security I
6.500% due 03/25/2032	382	384

Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	119,252	468

Sequoia Mortgage Trust
5.670% due 06/20/2032	182	182
5.680% due 07/20/2033	8,135	8,204
5.710% due 10/20/2027	4,153	4,160

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	14,573	14,595
5.660% due 09/19/2032	202	203
5.680% due 03/19/2034	2,088	2,091

Structured Asset Securities Corp.
6.101% due 02/25/2032	528	526
6.150% due 07/25/2032	1,262	1,288

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	9,100	9,107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	$726	$722

Washington Mutual, Inc.
5.106% due 10/25/2032	1,649	1,640
5.520% due 04/25/2045	476	476
5.563% due 02/25/2046	6,956	6,963
5.600% due 12/25/2027	10,312	10,315
5.650% due 12/25/2027	5,276	5,283
5.677% due 08/25/2046	16,899	16,899
5.963% due 06/25/2042	4,584	4,597
5.963% due 08/25/2042	4,020	4,037

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	10,613	10,387

Total Mortgage-Backed Securities (Cost $246,280)		245,886

ASSET-BACKED SECURITIES 7.0%
ACE Securities Corp.
5.400% due 12/25/2035	2,383	2,385
5.410% due 02/25/2036	701	701

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	13	13
5.680% due 10/25/2031	703	705
5.680% due 08/25/2032	138	138

Argent Securities, Inc.
5.390% due 05/25/2036	452	452
5.400% due 04/25/2036	1,937	1,939
5.410% due 03/25/2036	2,662	2,664
5.430% due 11/25/2035	3,907	3,910
5.470% due 02/25/2036	4,515	4,518

Asset-Backed Securities Corp. Home Equity
5.440% due 11/25/2035	509	510

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 02/25/2036	968	967
5.410% due 12/25/2035	101	101
5.580% due 06/25/2035	1,036	1,037
5.660% due 10/25/2032	1,436	1,438
5.730% due 10/27/2032	126	126
5.780% due 03/25/2043	1,677	1,682

Brazos Student Finance Corp.
5.900% due 06/01/2023	2,794	2,812

Capital One Auto Finance Trust
5.117% due 05/15/2007	1,469	1,470

Carrington Mortgage Loan Trust
5.450% due 12/25/2035	4,447	4,450

Centex Home Equity
5.440% due 10/25/2035	53	53

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	7,143	7,140

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	90	90

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	11,500	11,512

Citigroup Mortgage Loan Trust, Inc.
5.410% due 12/25/2035	2,968	2,970
5.440% due 09/25/2035	58	58

Countrywide Asset-Backed Certificates
5.400% due 06/25/2036	1,428	1,429
5.400% due 07/25/2036	385	385
5.400% due 08/25/2036	312	313
5.400% due 09/25/2036	154	154
5.450% due 11/25/2035	20	20
5.460% due 07/25/2036	2,062	2,063
5.480% due 11/25/2035	547	548
5.490% due 02/25/2036	2,489	2,490
5.500% due 11/25/2035	282	282

See Accompanying Notes	Semiannual Report	September 30, 2006	43

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.700% due 05/25/2032	$171	$171
5.810% due 12/25/2031	88	88

Delta Funding Home Equity Loan Trust
5.740% due 09/15/2029	47	47

Equity One Asset-Backed Securities, Inc.
5.630% due 04/25/2034	1,205	1,211

FBR Securitization Trust
5.440% due 10/25/2035	2,488	2,490
5.450% due 10/25/2035	275	276
5.510% due 09/25/2035	6,733	6,738

First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 05/25/2036	8,196	8,202
5.400% due 01/25/2036	798	798
5.420% due 01/25/2036	4,417	4,420
5.440% due 03/25/2025	66	66
6.052% due 03/25/2034	127	127

First NLC Trust
5.440% due 09/25/2035	379	380
5.440% due 12/25/2035	749	749
5.450% due 02/25/2036	1,452	1,453

Fremont Home Loan Trust
5.390% due 04/25/2036	1,063	1,064
5.420% due 01/25/2036	1,546	1,547

GSAMP Trust
5.400% due 01/25/2036	4,847	4,850
5.420% due 11/25/2035	1,247	1,248
5.440% due 11/25/2035	357	357
5.450% due 12/25/2035	734	734
5.620% due 03/25/2034	122	123
5.650% due 07/25/2032	14	14

Home Equity Asset Trust
5.410% due 05/25/2036	1,186	1,187

Home Equity Mortgage Trust
5.420% due 05/25/2036	106	106

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	1,548	1,550

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	4,630	4,634

Irwin Home Equity
5.870% due 07/25/2032	603	603

JPMorgan Mortgage Acquisition Corp.
5.400% due 05/25/2035	1,937	1,939

Lehman XS Trust
5.410% due 08/25/2046	2,052	2,054

Long Beach Mortgage Loan Trust
5.400% due 03/25/2036	1,999	2,001
5.410% due 02/25/2036	1,268	1,269
5.420% due 01/25/2036	1,472	1,473
5.450% due 09/25/2035	1,303	1,304
5.530% due 11/25/2034	2,122	2,124
5.610% due 10/25/2034	5,199	5,205
5.680% due 03/25/2032	117	120

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036	4,144	4,147
5.440% due 11/25/2035	4,870	4,874

Merrill Lynch Mortgage Investors, Inc.
5.360% due 05/25/2037	789	790
5.400% due 02/25/2037	943	944
5.410% due 01/25/2037	5,347	5,351

Morgan Stanley Capital I
5.400% due 02/25/2036	5,926	5,931
5.660% due 07/25/2032	15	15

Nelnet Student Loan Trust
5.378% due 08/23/2011	279	279

New Century Home Equity Loan Trust
5.390% due 05/25/2036	4,564	4,567

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.400% due 08/25/2036	$881	$881
5.420% due 07/25/2035	439	439

Option One Mortgage Loan Trust
5.870% due 06/25/2032	99	99
5.870% due 08/25/2032	586	586

Quest Trust
5.410% due 03/25/2036	904	905
5.890% due 06/25/2034	1,548	1,554

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	2,141	2,143
5.690% due 11/25/2034	34	34
5.770% due 08/25/2033	1,270	1,274
5.830% due 12/25/2033	215	217

Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036	2,644	2,646
5.410% due 01/25/2036	6,699	6,704
5.890% due 06/25/2032	12	12

Residential Asset Securities Corp.
5.370% due 06/25/2036	2,610	2,612
5.400% due 03/25/2036	147	147
5.400% due 04/25/2036	2,034	2,036
5.410% due 01/25/2036	1,472	1,473
5.420% due 01/25/2036	2,549	2,551
5.430% due 03/25/2035	64	64
5.430% due 10/25/2035	457	458

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	451	452

SACO I, Inc.
5.390% due 05/25/2036	2,520	2,521
5.404% due 04/25/2036	385	385
5.430% due 01/25/2036	379	379
5.440% due 12/25/2035	336	336

Salomon Brothers Mortgage Securities VII
5.630% due 03/25/2032	297	298

Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	755	755

SG Mortgage Securities Trust
5.430% due 10/25/2035	270	270

SLM Student Loan Trust
5.515% due 04/25/2014	197	197

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	2,622	2,624
5.400% due 03/25/2036	905	906
5.400% due 05/25/2036	1,660	1,662
5.440% due 05/25/2035	246	246
5.500% due 04/25/2035	350	350

Specialty Underwriting & Residential Finance
5.410% due 12/25/2036	1,364	1,365
5.670% due 01/25/2034	82	82

Structured Asset Investment Loan Trust
5.420% due 07/25/2035	268	269

Structured Asset Securities Corp.
4.900% due 04/25/2035	5,508	5,306
5.460% due 12/25/2035	210	210
5.614% due 01/25/2033	1,478	1,488

USAA Auto Owner Trust
5.310% due 03/16/2009	6,700	6,705

Wachovia Auto Owner Trust
4.820% due 02/20/2009	6,501	6,492

Washington Mutual Asset-Backed Certificates
5.394% due 04/25/2036	285	285

Wells Fargo Home Equity Trust
5.440% due 11/25/2035	6,425	6,429
5.570% due 10/25/2035	17,200	17,229

Total Asset-Backed Securities (Cost $235,190)		235,221

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 54.7%

CERTIFICATES OF DEPOSIT 3.4%
Citibank New York N.A.
5.335% due 12/20/2006	$4,800	$4,800

Unicredito Italiano SpA
5.355% due 11/20/2006	3,200	3,200
5.360% due 11/27/2006	40,000	40,000
5.485% due 10/10/2006	65,000	65,000

		113,000

COMMERCIAL PAPER 45.4%
ABN AMRO N.A. Finance
5.240% due 01/12/2007	11,100	10,931

ANZ (Delaware), Inc.
5.250% due 12/12/2006	13,600	13,454
5.340% due 10/26/2006	15,000	14,947
5.375% due 10/27/2006	6,675	6,650

ANZ National International Ltd.
5.265% due 12/04/2006	13,400	13,271
5.275% due 11/16/2006	8,900	8,841

ASB Bank Ltd.
5.375% due 10/26/2006	7,000	6,975

Bank of America Corp.
5.260% due 12/14/2006	44,800	44,305
5.268% due 11/20/2006	24,800	24,622
5.275% due 12/01/2006	600	594
5.290% due 11/13/2006	40,000	39,753

Bank of Ireland
5.275% due 11/22/2006	800	794
5.365% due 10/26/2006	36,000	35,871
5.372% due 10/27/2006	75,000	74,720

BNP Paribas Finance
5.240% due 01/19/2007	99,200	97,590

CBA (de) Finance
5.260% due 12/08/2006	5,300	5,246

Citigroup Funding, Inc.
5.290% due 10/18/2006	100,000	99,765

Cox Communications, Inc.
5.449% due 01/16/2007	11,547	11,547
5.449% due 03/15/2007	8,800	8,800

Danske Corp.
5.265% due 12/27/2006	89,400	88,244
5.400% due 10/19/2006	10,000	9,974

General Electric Capital Corp.
5.270% due 11/15/2006	200	199
5.290% due 11/10/2006	110,000	109,370

Intesa Funding LLC
5.255% due 10/13/2006	10,400	10,383
5.260% due 10/16/2006	74,800	74,647

IXIS Commercial Paper Corp.
5.270% due 12/20/2006	4,700	4,644

Lloyds TSB Bank PLC
5.250% due 10/16/2006	8,500	8,483

Rabobank USA Financial Corp.
5.270% due 10/02/2006	88,500	88,500

Royal Bank of Canada
5.260% due 11/21/2006	96,200	95,497

Santander Finance
5.255% due 12/11/2006	14,400	14,247
5.260% due 12/14/2006	800	791
5.285% due 11/14/2006	600	596
5.375% due 10/27/2006	73,000	72,728

Societe Generale N.A.
5.245% due 01/08/2007	103,000	101,491

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Spintab AB
5.365% due 10/25/2006	$1,200	$1,196

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006	5,200	5,166
5.360% due 10/30/2006	8,700	8,664
5.365% due 10/25/2006	4,600	4,584

Time Warner, Inc.
5.390% due 01/22/2007	16,000	15,734
5.390% due 01/25/2007	4,300	4,227

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	45,400	45,400

UBS Finance Delaware LLC
5.245% due 01/08/2007	103,000	101,491
5.250% due 01/11/2007	6,400	6,303

Viacom, Inc.
5.594% due 05/29/2007	8,100	8,100
5.594% due 05/29/2007	1,800	1,738
5.600% due 03/22/2007	4,900	4,900

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Westpac Capital Corp.
5.185% due 10/10/2006		$70,000	$69,919
5.255% due 12/12/2006		28,000	27,699
5.270% due 11/21/2006		14,000	13,898
5.345% due 10/24/2006		1,700	1,694

			1,519,183

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		4,423	4,423

(Dated 09/29/2006. Collateralized by Fannie Mae 2.350% due 04/05/2007 valued at $4,514. Repurchase proceeds are $4,425.)

BELGIUM TREASURY BILLS 1.3%
3.008% due 10/12/2006 - 12/14/2006 (b)	EUR	34,000	42,885

FRANCE TREASURY BILLS 3.9%
2.854% due 10/21/2006 - 12/21/2006 (b)		103,450	130,476

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.6%
4.800% due 11/30/2006 - 12/14/2006 (b)(d)(f)	$20,655	$20,427

Total Short-Term Instruments (Cost $1,831,455)		1,830,394

PURCHASED OPTIONS (h) 0.3%
(Cost $6,317)		10,259

Total Investments (e) 98.6% (Cost $3,297,551)		$3,299,837

Written Options (i) (0.3%) (Premiums $6,873)		(11,122)

Other Assets and Liabilities (Net) 1.7%		57,731

Net Assets 100.0%		$3,346,446

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $6,675 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $49,970 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $12,149 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2,104	$770
90-Day Eurodollar June Futures	Long	06/2008	2,083	544
90-Day Eurodollar March Futures	Long	03/2008	2,082	658
90-Day Eurodollar September Futures	Long	09/2007	57	86
90-Day Eurodollar September Futures	Long	09/2008	2,047	423
U.S. Treasury 5-Year Note December Futures	Long	12/2006	540	351
U.S. Treasury 10-Year Note December Futures	Short	12/2006	1,140	(761)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,769	658

				$2,729

(g)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	$4,800	$10
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	(1)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	9
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	24
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	12
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	13,600	3
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	7
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	45
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	17
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	14
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	31
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	23
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	27
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	28
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	14

						$263

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	September 30, 2006	45

Schedule of Investments  Short-Term Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	$61,500	$575
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	47,400	(1,406)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	7,100	114
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(373)
UBS AG	3-month USD-LIBOR	Pay	4.000%	06/21/2007	410,000	(731)

						$(1,821)

(h)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	5.000%	06/15/2007	GB	P 29,400	$123	$147
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	5.000%	06/15/2007		28,000	103	139
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	5.063%	06/15/2007		28,000	121	165
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.500%	10/04/2006		$42,100	215	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.130%	10/25/2006		2,100	4	3
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.500%	07/09/2007		190,600	943	2,249
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	10/18/2006		230,000	1,000	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	10/04/2006		36,200	185	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.080%	04/19/2007		124,000	417	645
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	06/30/2007		464,700	2,101	5,432
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.750%	07/02/2007		112,200	464	464
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.250%	07/02/2007		121,400	641	1,015

								$6,317	$10,259

(i)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	366	$68	$251
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	366	130	6

				$198	$257

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	8,400	$155	$158
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		7,000	105	133
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		8,000	121	151
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		$18,200	215	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.620%	07/09/2007		62,500	944	2,165
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		99,000	987	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		15,100	180	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		53,900	426	748
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		204,000	2,147	5,536
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		49,200	514	514
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		73,300	881	1,460

								$6,675	$10,865

(j)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005 - 10/28/2005	$3,922	$3,921	0.12%
Morgan Stanley Warehouse Facilities	5.640%	10/30/2006	07/1/2005	29,200	29,200	0.87%

				$33,122	$33,121	0.99%

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(k)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	08/15/2015	$75,800	$73,011	$74,320
U.S. Treasury Notes	5.500%	05/15/2009	6,625	6,755	6,919

				$79,766	$81,239

(2) Market value includes $709 of interest payable on short sales.

(l)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	280	01/2007	$0	$(1)	$(1)
Buy	CLP	63,745	12/2006	1	0	1
Buy	CNY	226,774	03/2007	62	(32)	30
Buy	EUR	26,517	10/2006	0	(42)	(42)
Sell		172,335	10/2006	649	0	649
Sell	GBP	6,296	10/2006	186	0	186
Buy	JPY	16,163,372	11/2006	0	(3,793)	(3,793)
Sell		658,914	11/2006	84	0	84
Buy	MXN	1,430	01/2007	0	0	0
Buy	PLN	1,089	11/2006	0	(2)	(2)
Buy	RUB	7,380	12/2006	0	0	0
Buy		3,190	01/2007	0	0	0
Buy	ZAR	1,750	10/2006	0	(30)	(30)
Sell		1,750	10/2006	4	0	4
Buy		1,750	12/2006	0	(4)	(4)

				$986	$(3,904)	$(2,918)

See Accompanying Notes	Semiannual Report	September 30, 2006	47

Schedule of Investments   StocksPLUS® Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.5%
Georgia-Pacific Corp.
7.367% due 12/20/2012	$927	$934
7.390% due 12/20/2012	3,810	3,821
7.485% due 12/20/2012	238	239

Reynolds American, Inc.
7.250% due 05/31/2012	268	269
7.312% due 05/31/2012	8,710	8,763

Total Bank Loan Obligations (Cost $13,953)		14,026

CORPORATE BONDS & NOTES 22.9%

BANKING & FINANCE 12.7%
American Express Credit Corp.
5.330% due 06/12/2007	2,700	2,701

American General Finance Corp.
5.429% due 03/23/2007	900	901

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	300	297

Bank of America Corp.
5.400% due 06/19/2009	9,600	9,609

Bear Stearns Cos., Inc.
5.489% due 08/21/2009	3,000	3,004

Caterpillar Financial Services Corp.
5.570% due 10/28/2008	400	401

CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,694
5.540% due 12/19/2008	1,500	1,504

Citigroup Global Markets Holdings, Inc.
5.430% due 03/07/2008	7,100	7,108
5.490% due 03/17/2009	2,000	2,003

Citigroup, Inc.
5.408% due 12/26/2008	1,600	1,602
5.525% due 01/30/2009	1,000	1,001

Eli Lilly Services, Inc.
5.440% due 09/12/2008	3,267	3,273

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,100	759

Export-Import Bank of Korea
5.656% due 11/16/2010	5,900	5,908

Ford Motor Credit Co.
5.590% due 03/13/2007	2,700	2,683
6.194% due 09/28/2007	2,600	2,577
6.340% due 03/21/2007	8,500	8,480
7.200% due 06/15/2007	900	900
7.375% due 10/28/2009	600	583

General Electric Capital Corp.
5.520% due 01/05/2009	100	100

General Motors Acceptance Corp.
6.539% due 09/23/2008	7,400	7,357

Goldman Sachs Group, Inc.
5.467% due 03/30/2007	2,200	2,202
5.477% due 12/22/2008	3,600	3,606
5.479% due 06/23/2009	3,100	3,103
5.605% due 10/05/2007	700	701

HSBC Finance Corp.
5.520% due 09/15/2008	1,400	1,404
6.538% due 11/13/2007	10,100	10,201

Lehman Brothers Holdings, Inc.
5.492% due 08/21/2009	2,000	2,001
5.599% due 12/23/2010	2,500	2,507
5.696% due 11/10/2009	1,300	1,307

Morgan Stanley
5.550% due 02/09/2009	2,800	2,805
5.748% due 01/18/2011	3,300	3,310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Phoenix Quake Ltd.
7.930% due 07/03/2008	$500	$505

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	600	603

Prudential Financial, Inc.
5.540% due 06/13/2008	4,400	4,412

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	3,400	3,404

Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	5,800	5,807
5.450% due 09/19/2008	6,500	6,510

Vita Capital Ltd.
6.830% due 01/01/2007	300	301

Wachovia Corp.
5.535% due 10/28/2008	4,170	4,176

		123,310

INDUSTRIALS 5.3%
Cox Communications, Inc.
5.940% due 12/14/2007	1,300	1,307

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	2,900	2,901
5.870% due 09/10/2007	1,800	1,804

El Paso Corp.
7.625% due 08/16/2007	2,360	2,401

General Electric Co.
5.430% due 12/09/2008	9,600	9,611

HCA, Inc.
7.250% due 05/20/2008	590	597

Host Marriott LP
9.500% due 01/15/2007	150	152

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	723

Kraft Foods, Inc.
4.625% due 11/01/2006	2,700	2,698

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,386

Oracle Corp.
5.730% due 01/13/2009	3,800	3,807

Pemex Project Funding Master Trust
5.991% due 12/03/2012	3,600	3,595

Reynolds American, Inc.
6.500% due 06/01/2007	3,000	3,023

Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,223

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	4,000	4,045

Transcontinental Gas Pipe Line Corp.
6.787% due 04/15/2008	5,400	5,414

Transocean, Inc.
5.591% due 09/05/2008	1,900	1,901

Williams Cos., Inc.
5.935% due 02/16/2007	4,300	4,311

		51,899

UTILITIES 4.9%
AT&T, Inc.
4.214% due 06/05/2007	2,900	2,884
5.612% due 11/14/2008	2,000	2,007

CMS Energy Corp.
9.875% due 10/15/2007	6,400	6,680

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Consolidated Natural Gas Co.
5.375% due 11/01/2006	$2,500	$2,500

Dominion Resources, Inc.
5.664% due 09/28/2007	3,000	3,002

Entergy Gulf States, Inc.
6.140% due 12/08/2008	3,000	3,007

Florida Power Corp.
5.802% due 11/14/2008	1,900	1,904

NiSource Finance Corp.
5.968% due 11/23/2009	600	600

NiSource, Inc.
3.628% due 11/01/2006	1,200	1,198

Progress Energy, Inc.
5.957% due 01/15/2010	1,500	1,506

Public Service Enterprise Group, Inc.
5.765% due 09/21/2008	1,800	1,801

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,918

Qwest Corp.
8.640% due 06/15/2013	3,400	3,655

Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,932

Southern California Edison Co.
5.566% due 02/02/2009	2,000	2,003

Telefonica Emisones SAU
5.690% due 06/19/2009	2,600	2,604

		47,201

Total Corporate Bonds & Notes (Cost $222,171)		222,410

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	1,865	1,873

Total Municipal Bonds & Notes (Cost $1,857)		1,873

U.S. GOVERNMENT AGENCIES 16.9%
Fannie Mae
4.617% due 09/01/2035	9,622	9,523
4.713% due 12/01/2033	3,579	3,548
4.784% due 04/01/2035	8,007	7,906
5.000% due 11/01/2019 - 04/25/2033	38,695	38,018
5.134% due 07/01/2018 -11/01/2028	543	547
5.138% due 12/01/2023	4	4
5.158% due 02/01/2027	8	8
5.340% due 04/01/2018	57	57
5.450% due 03/25/2034	2,486	2,489
5.500% due 09/01/2033 - 10/01/2036	46,274	45,636
5.669% due 08/01/2029	49	49
5.730% due 05/25/2031 -11/25/2032	6,870	6,901
5.984% due 09/01/2034	2,345	2,361
6.000% due 01/01/2017 - 10/01/2033	1,561	1,585
6.104% due 12/01/2036	2,349	2,365
6.411% due 11/01/2035	1,728	1,770
6.500% due 09/25/2008 (b)	5	0
6.509% due 05/01/2022	9	9
7.000% due 02/01/2015 - 03/01/2015	1,695	1,747
7.500% due 09/01/2015 - 05/01/2016	1,227	1,270
8.000% due 03/01/2030 - 07/01/2031	253	267

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
0.000% due 02/05/2007	$1,100	$1,059
8.300% due 02/27/2012	2,400	2,191

Freddie Mac
4.714% due 06/01/2035	6,634	6,496
5.000% due 07/15/2024	5,700	5,672
5.256% due 07/01/2019	688	697
5.500% due 08/15/2030	142	141
5.632% due 02/25/2045	3,804	3,781
5.680% due 12/15/2030	1,640	1,644
5.700% due 02/15/2031	231	231
5.730% due 06/15/2018	625	626
6.000% due 03/01/2016 - 10/01/2033	6,570	6,622
6.391% due 12/01/2022	65	65
6.500% due 10/25/2043	3,020	3,070
6.681% due 06/01/2022	32	33
8.500% due 04/01/2025 - 06/01/2025	25	27

Government National Mortgage Association
4.000% due 07/16/2027	649	642
4.750% due 07/20/2018 - 07/20/2027	2,909	2,930
5.125% due 12/20/2022 - 12/20/2027	554	557
5.375% due 02/20/2026 - 02/20/2028	1,385	1,397
5.730% due 09/20/2030	6	6
8.000% due 04/20/2030	257	271

Total U.S. Government Agencies (Cost $165,295)		164,218

U.S. TREASURY OBLIGATIONS 1.6%
Treasury Inflation Protected Securities
3.625% due 01/15/2008 (e)(g)	15,492	15,621

Total U.S. Treasury Obligations (Cost $16,099)		15,621

MORTGAGE-BACKED SECURITIES 7.2%
Banc of America Funding Corp.
4.114% due 05/25/2035	2,366	2,307

Banc of America Mortgage Securities
6.500% due 10/25/2031	1,274	1,298

Bank Mart
4.567% due 03/01/2019 (k)	735	713

Bear Stearns Adjustable Rate Mortgage Trust
4.158% due 01/25/2034	956	960
4.650% due 01/25/2034	2,842	2,832
4.750% due 10/25/2035	9,347	9,222
5.060% due 04/25/2033	857	859
5.329% due 02/25/2033	356	355

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,439	2,418

Countrywide Alternative Loan Trust
6.000% due 10/25/2033	1,939	1,925

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	1,240	1,241
6.050% due 06/25/2032	71	71
6.568% due 06/25/2032	112	113

Fund America Investors Corp. II
6.226% due 06/25/2023	20	20

Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	1,557	1,560

GSR Mortgage Loan Trust
5.680% due 01/25/2034	575	575

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Impac CMB Trust
5.730% due 07/25/2033	$2,296	$2,298
5.830% due 04/25/2034	974	975
6.063% due 10/25/2033	179	179

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	1,792	1,791

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	176	176

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,358	2,313

Mellon Residential Funding Corp.
5.570% due 06/15/2030	5,583	5,545

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	815	810

MLCC Mortgage Investors, Inc.
6.635% due 01/25/2029	2,150	2,176

Prime Mortgage Trust
5.730% due 02/25/2019	231	231
5.730% due 02/25/2034	954	957

Resecuritization Mortgage Trust
5.576% due 04/26/2021	8	7

Residential Funding Mortgage Security I
6.500% due 03/25/2032	867	871

Salomon Brothers Mortgage Securities VII
6.930% due 12/25/2030	1,156	1,153

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	1,201	1,203
9.482% due 06/25/2029	1,092	1,180

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	7,700	7,706

Washington Mutual, Inc.
5.427% due 02/27/2034	2,456	2,499
5.600% due 12/25/2045	2,010	2,018
5.620% due 10/25/2045	1,032	1,039
5.665% due 11/25/2034	1,854	1,858
5.963% due 06/25/2042	3,027	3,036

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	3,843	3,809

Total Mortgage-Backed Securities (Cost $70,620)		70,299

ASSET-BACKED SECURITIES 4.5%
AFC Home Equity Loan Trust
5.480% due 06/25/2028	559	560

Ameriquest Mortgage Securities, Inc.
5.440% due 10/25/2035	141	141

Argent Securities, Inc.
5.450% due 10/25/2035	778	778
5.470% due 02/25/2036	2,703	2,705

Asset-Backed Securities Corp. Home Equity
5.490% due 05/25/2035	2,389	2,392

Chase Funding Mortgage Loan Asset-Backed Certificates
5.700% due 10/25/2032	473	474

Citigroup Mortgage Loan Trust, Inc.
5.430% due 07/25/2035	226	227

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032	466	467

First NLC Trust
5.440% due 12/25/2035	524	524

Fremont Home Loan Trust
5.420% due 01/25/2036	1,131	1,132

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSAMP Trust
5.450% due 12/25/2035		$3,485	$3,486

GSR Mortgage Loan Trust
5.430% due 11/25/2030		1,616	1,618

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036		1,901	1,902
5.530% due 11/25/2034		2,472	2,475
5.610% due 10/25/2034		746	747

New Century Home Equity Loan Trust
5.440% due 09/25/2035		316	316

Novastar Home Equity Loan
5.605% due 04/25/2028		192	192

Residential Asset Mortgage Products, Inc.
5.430% due 05/25/2035		1,535	1,536
5.580% due 02/25/2034		612	613

Residential Asset Securities Corp.
5.440% due 10/25/2035		1,497	1,498

SACO I, Inc.
5.440% due 07/25/2035		53	53

Saxon Asset Securities Trust
5.382% due 11/25/2036 (c)		1,500	1,500

SG Mortgage Securities Trust
5.430% due 10/25/2035		1,990	1,992

SLM Student Loan Trust
5.370% due 04/25/2012		6,400	6,400
5.505% due 07/25/2013		51	51

Soundview Home Equity Loan Trust
5.430% due 12/25/2035		826	826
5.440% due 05/25/2035		159	159

Structured Asset Securities Corp.
5.460% due 12/25/2035		3,051	3,053

Wachovia Auto Owner Trust
4.820% due 02/20/2009		2,554	2,550

Wells Fargo Home Equity Trust
5.450% due 12/25/2035		3,416	3,419

Total Asset-Backed Securities (Cost $43,763)			43,786

SOVEREIGN ISSUES 0.8%
Hydro Quebec
5.562% due 09/29/2049		1,200	1,134

Korea Development Bank
5.679% due 11/22/2012		2,200	2,206

Mexico Government International Bond
6.200% due 01/13/2009		4,700	4,756

Total Sovereign Issues (Cost $7,923)			8,096

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%
New Zealand Government Bond
4.500% due 02/15/2016	NZD	9,750	8,749

Total Foreign Currency-Denominated Issues (Cost $6,675)			8,749

		SHARES
PREFERRED STOCKS 1.0%
DG Funding Trust
7.749% due 12/31/2049		913	9,598

Total Preferred Stocks (Cost $9,564)			9,598

See Accompanying Notes	Semiannual Report	September 30, 2006	49

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 46.6%

COMMERCIAL PAPER 21.9%
Bank of America Corp.
5.250% due 01/12/2007	$300	$296
5.275% due 12/01/2006	19,400	19,222

Barclays U.S. Funding Corp.
5.230% due 12/27/2006	13,300	13,128
5.280% due 11/22/2006	16,400	16,277

BNP Paribas Finance
5.340% due 10/02/2006	15,000	15,000

Cox Communications, Inc.
5.449% due 01/16/2007	1,200	1,200

Danske Corp.
5.255% due 01/18/2007	1,600	1,574
5.265% due 12/27/2006	26,500	26,157
5.270% due 12/27/2006	1,900	1,876

Rabobank USA Financial Corp.
5.270% due 10/02/2006	27,100	27,100
5.360% due 10/02/2006	2,400	2,400

Societe Generale N.A.
5.245% due 01/08/2007	2,400	2,365
5.260% due 12/01/2006	26,700	26,455
5.370% due 10/10/2006	500	499

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TotalFinaElf Capital S.A.
5.360% due 10/02/2006	$27,000	$27,000

UBS Finance Delaware LLC
5.205% due 01/26/2007	9,000	8,845
5.245% due 01/08/2007	20,600	20,298
5.340% due 10/02/2006	400	400

Viacom, Inc.
5.594% due 05/29/2007	1,500	1,500
5.600% due 03/22/2007	800	800

		212,392

REPURCHASE AGREEMENTS 2.4%
Lehman Brothers, Inc.
5.050% due 10/02/2006	23,000	23,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $23,457. Repurchase proceeds are $23,010.)

TRI-PARTY REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 10/02/2006	5,645	5,645

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $5,762. Repurchase proceeds are $5,647.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FRANCE TREASURY BILLS 16.2%
2.820% due 10/12/2006 - 12/21/2006 (d)	EUR	124,340	$157,221

U.S. TREASURY BILLS 5.5%
4.836% due 11/30/2006 - 12/14/2006 (d)(g)		$54,305	53,740

Total Short-Term Instruments (Cost $452,647)			451,998

PURCHASED OPTIONS (i) 0.2%
(Cost $1,547)			1,861

Total Investments (f) 104.3% (Cost $1,012,114)			$1,012,535

Written Options (j) (0.3%) (Premiums $2,053)			(3,360)

Other Assets and Liabilities (Net) (4.0%)			(38,563)

Net Assets 100.0%			$970,612

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	As of September 30, 2006, portfolio securities with an aggregate value of $13,358 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $69,361 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	2,174	$(3,180)
90-Day Eurodollar December Futures	Long	12/2007	201	89
90-Day Eurodollar June Futures	Long	06/2007	281	(38)
90-Day Eurodollar March Futures	Long	03/2008	2	1
90-Day Eurodollar September Futures	Long	09/2007	464	168
S&P 500 Emini Index December Futures	Long	12/2006	9,226	13,324
S&P 500 Index December Futures	Long	12/2006	952	7,428
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	579	(878)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	41	11
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	37	3
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	64	13

				$16,941

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(h)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	76,000	$1
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.450%	12/20/2006		$1,100	14
Barclays Bank PLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		2,800	5
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006		1,900	8
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		2,800	6
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	03/20/2007		900	5
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007		1,500	9
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		2,000	48
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		17,500	35
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007		200	1
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		1,500	36
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007		2,500	63
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007		1,000	10

							$241

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,300	$20
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	11
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	1,400	(15)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(16)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		$100	3

							$3

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.030%	05/15/2007	9	$254

(i)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$92.250	12/18/2006	2,095	$20	$13
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	2,486	24	15
Put - CME S&P 500 Index December Futures	700.000	12/14/2006	2,173	35	0

				$79	$28

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	8,000	$37	$53
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	3,900	18	24
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		2,600	15	16
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$39,000	59	61
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		13,700	70	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		37,000	205	27
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		35,000	140	126
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	07/09/2007		88,700	439	1,047
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		19,000	97	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		19,000	89	68
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		41,400	139	215
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		7,100	30	83
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007		27,000	112	112
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		11,200	18	18

								$1,468	$1,850

See Accompanying Notes	Semiannual Report	September 30, 2006	51

Schedule of Investments StocksPLUS® Fund (Cont.)	(Unaudited) September 30, 2006

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	01/17/2007	$3,000	$0	$(17)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	34	$17	$28
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	918	504	1,343
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	35	19	10

				$540	$1,381

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	3,000	$36	$60
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	1,100	18	21
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		4,700	22	62
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		700	14	13
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$17,000	62	115
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		5,900	69	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		16,000	210	35
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		15,000	145	122
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.620%	07/09/2007		29,100	439	1,008
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		8,000	96	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		8,000	89	65
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		18,000	142	250
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		3,100	31	84
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		11,600	121	121
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		4,800	19	32

								$1,513	$1,988

Straddle Options - Short Positions
Description	Counterparty	Exercise Price (3)	Expiration Date	Notional Amount	Premium (3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	01/17/2007	$3,000	$0	$(9)

(3) Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(k)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as a Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$738	$713	0.07%

(l)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	9,454	03/2007	$0	$(8)	$(8)
Sell	EUR	119,941	10/2006	416	0	416
Buy	GBP	412	10/2006	0	(9)	(9)
Buy	JPY	5,331,128	11/2006	0	(1,431)	(1,431)
Buy	KRW	1,391,621	05/2007	0	(7)	(7)
Sell	NZD	11,459	10/2006	187	0	187
Buy	RUB	25,708	03/2007	0	0	0

				$603	$(1,455)	$(852)

52	PIMCO Funds	See Accompanying Notes

Summary Schedule of Investments Total Return Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $154,139) (g)		$154,348	0.2%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Bank of America Corp.
4.750% - 5.654% due 11/24/2008 - 08/15/2013	$180,100	180,326	0.2%

General Electric Capital Corp.
4.250% - 8.125% due 06/22/2007 - 05/05/2026	1,703,152	1,706,557	1.7%

HBOS Treasury Services PLC
5.547% due 07/17/2009	39,000	39,038	0.0%

Unicredito Italiano NY
5.360% - 5.398% due 09/11/2007 - 12/03/2007	67,000	67,026	0.1%

Other Banking & Finance (g)		10,734,587	11.0%

Total Banking & Finance		12,727,534	13.0%

INDUSTRIALS
Total Industrials (g)		3,024,790	3.1%

UTILITIES
Total Utilities (g)		1,417,095	1.5%

Total Corporate Bonds & Notes (Cost $17,057,331)		17,169,419	17.6%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $800,601) (g)		879,055	0.9%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	1,027,358	988,140	1.0%
5.000% due 10/01/2036	4,273,659	4,108,054	4.2%
5.000% due 11/01/2036	1,943,000	1,867,103	1.9%
5.500% due 04/01/2034	830,950	821,145	0.9%
5.500% due 05/01/2034	2,246,787	2,220,311	2.3%
5.500% due 09/01/2034	1,324,663	1,307,987	1.3%
5.500% due 11/01/2034	1,500,137	1,481,253	1.5%
5.500% due 12/01/2034	392,482	387,541	0.4%
5.500% due 01/01/2035	1,386,095	1,368,391	1.4%
5.500% due 02/01/2035	2,968,285	2,930,228	3.0%
5.500% due 03/01/2035	1,405,234	1,385,923	1.4%
5.500% due 04/01/2035	1,439,923	1,419,933	1.5%
5.500% due 05/01/2035	1,214,615	1,197,659	1.2%
5.500% due 06/01/2035	1,053,326	1,038,589	1.1%
5.500% due 07/01/2035	873,367	861,160	0.9%
5.500% due 08/01/2035	783,969	772,995	0.8%
5.500% due 09/01/2035	827,343	815,761	0.8%
5.500% due 10/01/2035	624,949	616,201	0.6%
5.500% due 01/01/2036	2,068,126	2,039,172	2.1%
5.500% due 04/01/2036	1,117,831	1,101,715	1.1%
5.500% due 05/01/2036	1,339,162	1,319,814	1.4%
5.500% due 06/01/2036	1,294,788	1,276,079	1.3%
5.500% due 10/01/2036	5,479,113	5,398,646	5.5%
6.000% due 10/01/2036	515,900	518,319	0.5%
0.000% - 1122.425% due 01/01/2007 - 01/25/2048 (a)(b)(e)	10,550,679	10,425,185	10.7%

Freddie Mac
3.500% - 1007.500% due 01/01/2007 - 02/25/2045	2,044,450	2,052,908	2.1%

Other U.S. Government Agencies (g)		847,729	0.9%

Total U.S. Government Agencies (Cost $50,847,487)		50,567,941	51.8%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	756,561	768,974	0.8%
3.625% - 4.250% due 01/15/2010 - 04/15/2028	305,481	378,421	0.4%

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
U.S. Treasury Notes
3.000% due 02/15/2008		$45	$44	0.0%
4.500% due 09/30/2011		1,000,000	996,485	1.0%

Total U.S. Treasury Obligations (Cost $2,186,880)			2,143,924	2.2%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $3,355,822) (g)			3,342,847	3.4%

ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $4,220,890) (g)			4,196,893	4.3%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $243,665) (g)			267,646	0.3%

FOREIGN CURRENCY-DENOMINATED ISSUES
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	10,000	12,824	0.0%

Other Foreign Currency- Denominated Issues (g)			430,023	0.5%

Total Foreign Currency-Denominated Issues (Cost $366,568)			442,847	0.5%

PREFERRED STOCKS
Total Preferred Stocks (Cost $40,566) (g)			40,446	0.0%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Barclays Bank PLC
4.485% due 01/29/2007		$556,970	556,940	0.6%

Citibank New York N.A.
5.300% - 5.460% due 10/27/2006 - 12/28/2006		1,699,400	1,699,400	1.7%

Unicredito Italiano NY
5.350% - 5.485% due 10/10/2006 - 03/01/2007		1,203,000	1,203,001	1.2%

Other Certificates of Deposit (g)			79,006	0.1%

Total Certificates of Deposit			3,538,347	3.6%

COMMERCIAL PAPER
Abbey National N.A. LLC
5.240% - 5.265% due 10/02/2006 - 01/08/2007		805,570	799,434	0.8%

Bank of America Corp.
5.235% - 5.385% due 10/10/2006 - 01/12/2007		838,800	830,920	0.8%

CBA (de) Finance
5.240% - 5.260% due 10/18/2006 - 12/18/2006		547,700	545,602	0.5%

Citigroup Funding, Inc.
5.255% - 5.290% due 10/18/2006 - 12/19/2006		681,900	676,562	0.7%

Danske Corp.
5.250% - 5.400% due 10/02/2006 - 01/18/2007		480,473	476,524	0.5%

Fannie Mae
5.063% - 5.310% due 10/11/2006 - 01/10/2007		152,298	151,266	0.2%

Freddie Mac
4.894% - 5.403% due 10/02/2006 - 02/06/2007		110,774	110,335	0.1%

General Electric Capital Corp.
5.240% - 5.370% due 10/10/2006 - 01/18/2007		1,041,000	1,026,158	1.0%

HBOS Treasury Services PLC
5.230% - 5.380% due 10/05/2006 - 01/29/2007		1,005,117	1,000,819	1.0%

See Accompanying Notes	Semiannual Report	September 30, 2006	53

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
Rabobank USA Financial Corp.
5.270% - 5.360% due 10/02/2006 - 10/03/2006	$1,141,700	$1,141,698	1.2%

Societe Generale N.A.
5.245% - 5.380% due 10/10/2006 - 01/31/2007	1,221,900	1,219,997	1.3%

UBS Finance Delaware LLC
5.205% - 5.380% due 10/02/2006 - 01/26/2007	2,027,300	2,004,874	2.1%

Wells Fargo Bank N.A.
5.260% - 5.270% due 10/03/2006 - 11/03/2006	1,160,100	1,160,100	1.2%

Westpac Capital Corp.
5.250% - 5.380% due 10/11/2006 - 01/18/2007	516,900	511,061	0.5%

Westpac Trust Securities NZ Ltd.
5.235% - 5.380% due 10/11/2006 - 12/28/2006	587,600	585,829	0.6%

Other Commercial Paper (g)		4,181,615	4.3%

Total Commercial Paper		16,422,794	16.8%

REPURCHASE AGREEMENTS
Credit Suisse First Boston
5.050% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.000% - 4.500% due 02/15/2009 - 11/15/2012 valued at $1,942,075. Repurchase proceeds are $1,891,496.)	1,890,700	1,890,700	1.9%

Lehman Brothers, Inc.
5.050% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $4,285 and U.S. Treasury Bonds 6.250% - 8.750% due 08/15/2020 - 08/15/2023 valued at $614,850. Repurchase proceeds are $602,954.)	602,700	602,700	0.6%

UBS Warburg LLC
5.070% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 6.625% due 02/15/2027 valued at $78,900; U.S. Treasury Inflation Protected Securities 3.375% due 04/15/2032 valued at $10,995 and U.S. Treasury Strips 0.000% due 02/15/2027 - 02/15/2036 valued at $685,100. Repurchase proceeds are $749,316.)	749,000	749,000	0.8%

Total Repurchase Agreements		3,242,400	3.3%

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
TRI-PARTY REPURCHASE AGREEMENTS
State Street Bank and Trust Co.
4.900% due 10/02/2006 (Dated 09/29/2006. Collateralized by Fannie Mae 2.350% - 2.710% due 11/03/2006 - 04/05/2007 valued at $151,398; Federal Home Loan Bank 4.250% - 7.610% due 10/05/2006 - 04/16/2007 valued at $250,730; Freddie Mac 4.364% due 03/13/2007 valued at $49,000; and U.S. Treasury Notes 3.625% - 4.000% due 11/15/2012 - 02/15/2015 valued at $40,645. Repurchase proceeds are $482,324.)		$482,127	$482,127	0.5%

BELGIUM TREASURY BILLS
Total Belgium Treasury Bills (g)			44,728	0.1%

FRANCE TREASURY BILLS
France Treasury Bills
2.776% - 3.100% due 10/05/2006 - 02/01/2007	EUR	2,792,040	3,524,361	3.6%

Total France Treasury Bills			3,524,361	3.6%

GERMANY TREASURY BILLS
Germany Treasury Bills
2.775% - 3.090% due 10/18/2006 - 01/17/2007		1,793,370	2,265,859	2.3%

Total Germany Treasury Bills			2,265,859	2.3%

NETHERLANDS TREASURY BILLS
Netherlands Treasury Bills
2.811% - 3.067% due 10/31/2006 - 11/30/2006		1,011,860	1,280,016	1.3%

Total Netherlands Treasury Bills			1,280,016	1.3%

SPAIN TREASURY BILLS
Total Spain Treasury Bills (g)			13,423	0.0%

U.S. TREASURY BILLS
U.S. Treasury Bills
4.615% - 5.035% due 10/19/2006 - 12/14/2006 (d)(h)		$965,490	955,166	1.0%

Total U.S. Treasury Bills			955,166	1.0%

Total Short-Term Instruments (Cost $31,792,716)			31,769,221	32.5%

PURCHASED OPTIONS (j)
(Cost $307,951)			464,734	0.5%

Total Investments (Cost $111,374,616) (f)			$111,439,321	114.2%

Written Options (Premiums $356,541) (k)			(585,898)	(0.6%)

Other Assets and Liabilities (Net)			(13,268,617)	(13.6%)

Net Assets			$97,584,806	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains interest only securities.
(b)	The grouping contains principal only securities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $184,206 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	Securities with an aggregate market value of $610,275 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2006.
(f)	As of September 30, 2006, portfolio securities with an aggregate value of $906,401 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of September 30, 2006.

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(h)	Securities with an aggregate market value of $648,230 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	129,385	$(165,946)
90-Day Eurodollar December Futures	Long	12/2007	132,378	60,467
90-Day Eurodollar December Futures	Long	12/2008	207	260
90-Day Eurodollar June Futures	Long	06/2007	155,086	(28,141)
90-Day Eurodollar June Futures	Long	06/2008	5,248	3,085
90-Day Eurodollar March Futures	Long	03/2007	170,121	(87,463)
90-Day Eurodollar March Futures	Long	03/2008	46,327	32,612
90-Day Eurodollar September Futures	Long	09/2007	130,519	16,321
90-Day Eurodollar September Futures	Long	09/2008	3,307	1,071
Euro-Bobl 5-Year Note Futures	Long	12/2006	5,998	2,103
Euro-Bund 10-Year Note Futures	Long	12/2006	4,193	3,601
U.S. Treasury 5-Year Note December Futures	Long	12/2006	14,381	9,986
U.S. Treasury 10-Year Note December Futures	Long	12/2006	7,639	7,335
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	3,105	5,589
United Kingdom 90-Day LIB OR Sterling Interest Rate December Futures	Long	12/2007	10,790	3,844
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	3,043	(3,701)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	3,640	275
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2,112	679
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4,112	1,534
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	6,414	1,289
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1,482	442

				$(134,758)

(i)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	8,849,000	$114
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%		12/20/2006		$20,000	219
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		03/20/2007		25,000	354
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007		10,000	50
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008		2,500	8
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008		3,200	0
Bank of America	Harrah’s Operating Co., Inc. 7.500% due 01/15/2009	Buy	(0.500%	)	03/20/2009		10,600	0
Bank of America	May Department Stores Co. 4.800 due 07/15/2009	Buy	(0.190%	)	09/20/2009		5,000	8
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010		50,000	222
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010		50,000	201
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010		5,000	537
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014		10,600	(37)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		10,600	(5)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013		20,900	(2)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		12/20/2006		15,000	46
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%		12/20/2006		30,000	128
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.675%		03/20/2007		25,000	351
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2007		10,000	197
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007		23,000	521
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		800	19
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007		9,700	234
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007		8,200	39
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009		5,000	2
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		10,000	(8)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011		10,000	(32)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011		5,300	(2)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		10,300	(15)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		8,200	18
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%		06/20/2011		10,000	436
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.130%	)	06/20/2011		10,000	(515)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%		12/20/2006		26,100	128
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.360%		09/20/2007		20,000	102
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%		09/20/2008		10,000	315
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010		3,000	260
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010		5,000	435
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010		2,000	208
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016		10,000	120
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.100%		12/20/2006		15,000	177
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007		10,000	70
Deutsche Bank AG	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010		200,000	(1,319)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		06/20/2011		10,000	434

See Accompanying Notes	Semiannual Report	September 30, 2006	55

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%		06/20/2011	$10,000	$438
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%		06/20/2011	10,000	459
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%		06/20/2011	10,000	492
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%		06/20/2011	10,000	528
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.410%	)	06/20/2011	10,000	(622)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.400%	)	06/20/2011	10,000	(618)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.320%	)	06/20/2011	10,000	(587)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.120%	)	06/20/2011	10,000	(511)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.100%	)	06/20/2011	10,000	(503)
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	300	1
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%		09/20/2011	25,000	937
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.200%	)	09/20/2011	25,000	(370)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	9,000	(12)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%		12/20/2006	3,630	16
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		12/20/2006	3,600	17
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		12/20/2006	5,600	73
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	600	13
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	12,000	303
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,400	41
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%		09/20/2007	10,000	60
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	435
Goldman Sachs & Co.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	595,300	(4,864)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	538
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	10,000	(522)
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	50,000	48
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	5,300	(7)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		06/20/2007	5,000	45
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%		09/20/2007	7,500	8
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.160%		11/20/2006	20,000	12
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		03/20/2007	4,600	25
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2007	5,000	115
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	3,500	85
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	29,300	647
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		09/20/2007	25,000	211
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	10,000	245
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	8,000	(6)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2011	15,000	565
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%		06/20/2011	10,000	636
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	10,300	(1)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.450%	)	06/20/2011	10,000	(637)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.250%	)	06/20/2011	15,000	(841)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	5,000	(9)
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	10,000	70
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	6,950	41
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%		03/20/2016	22,400	17
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.160%		11/20/2006	20,000	5
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.270%		11/20/2006	20,000	27
Lehman Brothers, Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.600%		03/20/2007	15,000	290
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%		03/20/2007	10,000	52
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%		09/20/2007	5,000	15
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,800	43
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%		09/20/2007	10,600	69
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	15,000	104
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	50,000	197
Lehman Brothers, Inc.	People’s China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	50,000	131
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260%	)	09/20/2010	5,900	(110)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	50,000	(651)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	10,000	441
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	538
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	10,000	(522)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	25,000	110
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	30,000	317
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	25,000	(177)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	6,900	(20)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	41,200	245
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	9.150%		12/20/2006	10,000	217
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	4,000	89
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 6/15/2012	Buy	(0.290%	)	06/20/2012	5,000	(6)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	10,500	20
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	15,000	148
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	1

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		12/20/2006	$23,000	$248
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%		12/20/2006	20,000	85
Morgan Stanley	Freddie Mac 5.500% due 07/15/2006	Sell	0.215%		02/26/2007	103,300	108
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	7,300	165
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	18,900	456
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007	41,800	113
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%		09/20/2007	5,900	21
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	10,400	42
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250%	)	09/20/2010	1,300	(24)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	10,000	(247)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	438
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2011	20,000	681
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	20,000	(1,044)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	5,200	(11)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	5,000	5
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	96
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	10,000	(19)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	5,000	(5)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%		03/20/2016	22,400	(16)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	6,200	(1)
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	5,100	0
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	12,300	134
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		12/20/2006	15,000	44
UBS AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.650%		03/20/2007	40,000	782
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%		06/20/2007	10,000	123
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2007	10,000	245
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	6,000	152
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,000	27
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.720%		09/20/2007	25,000	215
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	646
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	5,000	219
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%		06/20/2011	25,000	824
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2011	25,000	1,121
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.500%	)	06/20/2011	25,000	(1,641)
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	25,000	(1,305)
UBS AG	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	10,000	5
Wachovia Bank N.A.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	167,500	(1,691)

							$3,593

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010	BRL	124,738	$0
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	463
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	568
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		100,000	778
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		746,400	34,908
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	633
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	702,200	(7,370)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/16/2011		442,880	(6,266)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	(194)
HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(6,286)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(2,519)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(3,009)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	7
UBS AG	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(4,881)
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	190,000	(86)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		360,000	(158)
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		MXN 483,200	181
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$280,500	15,330
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		2,037,500	19,054
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		137,600	2,238

Semiannual Report	September 30, 2006	57

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2026	$4,100	$240
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2036	75,000	3,432
Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	25,000	1,213
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	1,013,000	(2,005)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	235,000	13,955
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036	286,500	15,919
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016	182,300	5,408
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	190,400	441
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	715,300	34,167
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	48,000	769
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	175,000	7,516
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	205,300	3,286
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016	66,400	1,970
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	187,600	367
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	175,000	7,246
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2016	170,700	5,066
Royal Bank of Canada	3-month USD-LIBOR	Pay	5.000%	12/20/2013	212,100	6,035
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2036	75,000	2,200
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2026	38,700	2,247
Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	50,000	2,413

						$155,276

(j)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	25,205	$239	$157
Put - CME 90-Day Eurodollar December Futures	92.000	12/18/2006	63,487	603	397
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	18,522	176	116
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	28,316	269	177
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	8,529	81	53
Put - CME 90-Day Eurodollar June Futures	91.000	06/18/2007	6,511	62	41
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	68,157	647	426
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	70,330	668	439
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	11,030	105	69
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	25,000	238	156
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	33,374	317	209
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	40,000	380	250
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	42,501	404	266

				$4,189	$2,756

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	815,000	$3,751	$5,410
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		3,827,000	21,655	25,405
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007		1,849,000	10,304	16,328
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		1,748,000	8,450	11,613
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	402,300	1,862	2,486
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		258,700	1,475	1,599
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Pay	5.058%	06/15/2007		638,000	2,890	3,715
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$2,833,000	4,298	4,439
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	03/08/2007		1,786,000	6,965	6,408
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		1,078,300	5,499	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		399,000	2,214	295
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.200%	05/09/2007		1,150,000	4,957	7,942
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		1,022,000	4,088	3,667
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		22,400	42	35
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006		217,000	944	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		217,000	1,107	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		2,275,000	12,626	1,684
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		1,414,000	6,618	5,073
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		3,781,400	12,715	19,678

58	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007	$5,237,800	$22,837	$36,172
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/23/2007	4,417,000	19,324	31,520
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	4,539,700	19,975	36,322
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007	4,463,000	21,422	52,164
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007	2,337,600	9,672	9,672
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	11,981,000	63,009	100,209
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.370%	07/02/2007	6,289,700	24,247	62,344
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	929,400	1,464	1,456
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007	2,358,000	6,072	10,953
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	877,000	3,227	7,017

							$303,709	$463,606

Options on Securities
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2036	$89.000	10/05/2006	$450,000	$53	$0

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	01/17/2007	$280,000	$0	$(1,628)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	100	$18	$69
Call - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2006	29,183	21,000	55,174
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	100	36	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	12,727	4,663	199
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	14,280	4,527	223
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	10,168	6,481	8,516
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	2,922	1,598	822
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	3,725	3,480	4,214

				$41,803	$69,218

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	310,000	$3,714	$6,162
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		1,625,000	21,903	32,384
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		785,000	10,124	19,735
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		741,000	8,366	14,767
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	114,800	1,859	2,172
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		1,774,100	8,656	23,428
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		73,500	1,467	1,391
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		183,000	2,902	3,463
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$1,220,000	4,420	8,261
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		768,000	7,296	6,238
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		463,600	5,431	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		172,000	2,260	380
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	5.315%	05/09/2007		500,000	5,119	8,535
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		439,000	4,236	3,566
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		93,000	928	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		90,000	1,074	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		978,000	12,836	2,160
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		609,000	6,779	4,947
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		1,643,900	12,989	22,826
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		2,291,500	23,638	39,116

See Accompanying Notes	Semiannual Report	September 30, 2006	59

Summary Schedule of Investments Total Return Fund (Cont.)	(Unaudited) September 30, 2006

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007	$1,884,000	$18,840	$31,998
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	1,974,000	20,076	36,525
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	1,940,000	21,437	52,642
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007	1,015,100	10,608	10,608
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	5,207,000	62,924	103,723
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007	2,062,300	23,765	60,539
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	398,200	1,558	2,696
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007	1,020,700	6,277	12,365
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	383,000	3,256	6,920

							$314,738	$517,547

Straddle Options - Short Positions
Description	Counterparty	Exercise Price (3)	Expiration Date	Notional Amount	Premium (3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	01/17/2007	$280,000	$0	$(867)

(3) Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(l)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$587	$564	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	06/24/1993	2,034	1,999	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	509	496	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	57	55	0.00%
Morgan Stanley Warehouse Facilities	1.390%	10/30/2006	06/28/2004	234,600	234,600	0.24%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	825	1,314	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	714	701	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,697	2,765	0.01%
Wilmington Trust Corp.	10.500%	07/01/2008	03/14/2003	178	175	0.00%

				$242,201	$242,669	0.25%

(m)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	334,220	10/2006	$0	$(1,740)	$(1,740)
Buy	CNY	742,913	03/2007	0	(723)	(723)
Sell	EUR	5,814,143	10/2006	43,919	0	43,919
Sell	GBP	39,346	10/2006	1,088	0	1,088
Buy	INR	756,651	11/2006	0	(243)	(243)
Buy		730,634	02/2007	262	0	262
Buy		1,199,042	03/2007	108	0	108
Buy	JPY	308,976,331	11/2006	0	(82,055)	(82,055)
Buy	KRW	18,851,061	11/2006	388	0	388
Buy		33,866,800	12/2006	247	0	247
Buy		51,111,397	02/2007	849	0	849
Buy		26,381,168	03/2007	313	0	313
Buy		133,131,382	05/2007	0	(687)	(687)
Sell	NZD	58,583	10/2006	955	0	955
Buy	RUB	1,334,574	12/2006	31	(2)	29
Buy		995,618	01/2007	1	(20)	(19)
Buy		3,404,488	03/2007	30	(76)	(46)
Buy	SGD	43,496	10/2006	0	(247)	(247)
Sell		15,471	10/2006	4	0	4
Buy		155,184	11/2006	0	(18)	(18)
Buy		15,471	01/2007	0	(4)	(4)
Buy		29,795	03/2007	0	(42)	(42)
Buy	TWD	577,873	10/2006	0	(139)	(139)
Buy		311,248	12/2006	0	(465)	(465)
Buy		2,889,854	02/2007	0	(1,987)	(1,987)

				$48,195	$(88,448)	$(40,253)

60	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2006	61

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class R
09/30/2006+	$12.61	$0.27	$0.09	$0.36	$(0.25)	$0.00
01/31/2006 - 03/31/2006	12.85	0.03	(0.21)	(0.18)	(0.06)	0.00

Foreign Bond Fund (U.S. Dollar-Hedged)
Class R
09/30/2006+	$10.30	$0.15	$0.11	$0.26	$(0.13)	$0.00
03/31/2006	10.56	0.29	0.03	0.32	(0.25)	(0.33)
03/31/2005	10.52	0.21	0.34	0.55	(0.20)	(0.31)
03/31/2004	10.70	0.26	0.02	0.28	(0.25)	(0.21)
12/31/2002 - 03/31/2003	10.58	0.09	0.11	0.20	(0.05)	0.00

High Yield Fund
Class R
09/30/2006+	$9.77	$0.31	$(0.06)	$0.25	$(0.31)	$0.00
03/31/2006	9.70	0.65	0.07	0.72	(0.65)	0.00
03/31/2005	9.69	0.60	0.02	0.62	(0.61)	0.00
03/31/2004	8.90	0.61	0.81	1.42	(0.63)	0.00
12/31/2002 - 03/31/2003	8.52	0.17	0.38	0.55	(0.17)	0.00

Low Duration Fund
Class R
09/30/2006+	$9.90	$0.18	$0.06	$0.24	$(0.19)	$0.00
03/31/2006	10.11	0.30	(0.17)	0.13	(0.30)	(0.04)
03/31/2005	10.31	0.15	(0.14)	0.01	(0.15)	(0.06)
03/31/2004	10.33	0.14	0.07	0.21	(0.18)	(0.05)
12/31/2002 - 03/31/2003	10.27	0.05	0.07	0.12	(0.06)	0.00

Real Return Fund
Class R
09/30/2006+	$10.82	$0.27	$0.12	$0.39	$(0.26)	$0.00
03/31/2006	11.42	0.43	(0.41)	0.02	(0.47)	(0.15)
03/31/2005	11.79	0.25	0.06	0.31	(0.36)	(0.32)
03/31/2004	11.42	0.20	1.00	1.20	(0.32)	(0.51)
12/31/2002 - 03/31/2003	11.26	0.07	0.16	0.23	(0.07)	0.00

Short-Term Fund
Class R
09/30/2006+	$9.98	$0.20	$0.01	$0.21	$(0.20)	$0.00
03/31/2006	10.01	0.31	(0.05)	0.26	(0.29)	0.00
03/31/2005	10.07	0.12	(0.04)	0.08	(0.11)	(0.03)
03/31/2004	10.04	0.07	0.07	0.14	(0.10)	(0.01)
12/31/2002 - 03/31/2003	9.99	0.04	0.06	0.10	(0.05)	0.00

StocksPLUS® Fund
Class R
09/30/2006+	$10.29	$0.18	$0.18	$0.36	$(0.17)	$0.00
03/31/2006	9.63	0.28	0.60	0.88	(0.22)	0.00
03/31/2005	9.63	0.09	0.39	0.48	(0.48)	0.00
03/31/2004	7.71	0.05	2.56	2.61	(0.69)	0.00
12/31/2002 - 03/31/2003	7.90	0.02	(0.21)	(0.19)	0.00	0.00

Total Return Fund
Class R
09/30/2006+	$10.33	$0.21	$0.12	$0.33	$(0.21)	$0.00
03/31/2006	10.57	0.36	(0.16)	0.20	(0.34)	(0.08)
03/31/2005	10.94	0.19	(0.04)	0.15	(0.19)	(0.33)
03/31/2004	10.79	0.19	0.38	0.57	(0.24)	(0.18)
12/31/2002 - 03/31/2003	10.67	0.08	0.12	0.20	(0.08)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

62	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.25)	$12.72	2.91%	$15	1.15	%*	1.15	%*	4.25	%*	41%
0.00	(0.06)	12.61	(1.38)	10	1.15	*	1.15	*	1.25	*	56

$0.00	$(0.13)	$10.43	2.53%	$3,991	1.20	%*	1.20	%*	2.88	%*	249%
0.00	(0.58)	10.30	3.09	4,025	1.20		1.20		2.80		571
0.00	(0.51)	10.56	5.30	998	1.20		1.20		2.02		477
0.00	(0.46)	10.52	2.71	73	1.22		1.20		2.46		711
(0.03)	(0.08)	10.70	1.93	10	1.20	*	1.20	*	3.02	*	589

$0.00	$(0.31)	$9.71	2.63%	$14,012	1.16	%*	1.15	%*	6.35	%*	39%
0.00	(0.65)	9.77	7.67	13,138	1.15		1.15		6.62		105
0.00	(0.61)	9.70	6.60	6,910	1.15		1.15		6.15		62
0.00	(0.63)	9.69	16.33	1,342	1.15		1.15		6.32		105
0.00	(0.17)	8.90	6.44	11	1.15	*	1.15	*	7.57	*	129

$0.00	$(0.19)	$9.95	2.41%	$14,403	1.10	%*	1.10	%*	3.65	%*	42%
0.00	(0.34)	9.90	1.30	15,386	1.12	(c)	1.12	(c)	3.00		68
0.00	(0.21)	10.11	0.17	4,718	1.15		1.15		1.43		278
0.00	(0.23)	10.31	2.00	1,490	1.15		1.15		1.36		247
0.00	(0.06)	10.33	1.21	10	1.15	*	1.15	*	2.09	*	218

$0.00	$(0.26)	$10.95	3.62%	$58,295	1.15	%*	1.15	%*	5.03	%*	283%
0.00	(0.62)	10.82	0.09	57,274	1.15		1.15		3.84		388
0.00	(0.68)	11.42	2.74	40,738	1.15		1.15		2.16		369
0.00	(0.83)	11.79	10.95	8,240	1.15		1.15		1.75		308
0.00	(0.07)	11.42	2.02	10	1.15	*	1.15	*	2.36	*	191

$0.00	$(0.20)	$9.99	2.10%	$665	1.00	%*(b)	1.00	%*(b)	3.98	%*	62%
0.00	(0.29)	9.98	2.64	626	1.00	(b)	1.00	(b)	3.05		230
0.00	(0.14)	10.01	0.84	504	1.10	(b)	1.10	(b)	1.23		356
0.00	(0.11)	10.07	1.38	48	1.15		1.15		0.75		268
0.00	(0.05)	10.04	0.95	10	1.15	*	1.15	*	1.66	*	77

$0.00	$(0.17)	$10.48	3.51%	$2,139	1.25	%*	1.25	%*	3.51	%*	49%
0.00	(0.22)	10.29	9.19	2,360	1.27	(d)	1.27	(d)	2.76		239
0.00	(0.48)	9.63	5.13	1,355	1.30		1.30		0.96		371
0.00	(0.69)	9.63	34.07	135	1.30		1.30		0.47		287
0.00	0.00	7.71	(2.41)	10	1.30	*	1.30	*	(16.53	)*	282

$0.00	$(0.21)	$10.45	3.21%	$268,237	1.15	%*	1.15	%*	4.00	%*	137%
(0.02)	(0.44)	10.33	1.92	220,703	1.15		1.15		3.43		325
0.00	(0.52)	10.57	1.35	104,680	1.15		1.15		1.76		470
0.00	(0.42)	10.94	5.42	31,079	1.15		1.15		1.69		273
0.00	(0.08)	10.79	1.90	2,099	1.15	*	1.15	*	2.91	*	234

(b) PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.

(c) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.

(d) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.

Semiannual Report	September 30, 2006	63

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	Foreign Bond Fund (U.S. Dollar- Hedged)

Assets:
Investments, at value	$0	$2,986,622
Investments in affiliates, at value	11,978,201	0
Cash	3,094	0
Foreign currency, at value	0	30,557
Receivable for investments sold	0	124,453
Receivable for investments in a affiliates sold	34,123	0
Receivable for investments sold on a delayed-delivery basis	0	259,191
Receivable for Fund shares sold	18,003	4,228
Interest and dividends receivable	0	29,494
Interest and dividends receivable from affiliates	43,710	0
Variation margin receivable	0	1,277
Swap premiums paid	0	28,232
Unrealized appreciation on forward foreign currency contracts	0	7,906
Unrealized appreciation on swap agreements	0	20,418
Other assets	0	0
	12,077,131	3,492,378

Liabilities:
Payable for the reverse repurchase agreement	0	0
Payable for investments purchased	0	217,604
Payable for investments in affiliates purchased	70,793	0
Payable for investments purchased on a delayed-delivery basis	0	486,480
Payable for short sales	0	267,426
Payable for Fund shares redeemed	33,916	6,070
Payable to advisor	7,041	0
Dividends payable	0	727
Overdraft due to custodian	0	1,222
Written options outstanding	0	19,158
Accrued investment advisory fee	2,017	510
Accrued administration fee	1,601	615
Accrued distribution fee	1,151	84
Accrued servicing fee	782	132
Variation margin payable	0	2,508
Swap premium received	0	30,857
Unrealized depreciation on forward foreign currency contracts	0	1,600
Unrealized depreciation on swap agreements	0	24,866
Other liabilities	0	3
	117,301	1,059,862

Net Assets	$11,959,830	$2,432,516

Net Assets Consist of:
Paid in capital	$11,945,240	$2,416,687
Undistributed (overdistributed) net investment income	45,112	(64,881)
Accumulated undistributed net realized gain (loss)	(147,090)	6,848
Net unrealized appreciation (depreciation)	116,568	73,862
	$11,959,830	$2,432,516

Net Assets:
Class R	$15	$3,991
Other Classes	11,959,815	2,428,525

Shares Issued and Outstanding:
Class R	1	383

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class R	$12.72	$10.43

Cost of Investments Owned	$0	$2,915,748
Cost of Investments in Affiliates Owned	$11,861,633	$0
Cost of Foreign Currency Held	$0	$30,725
Proceeds Received on Short Sales	$0	$260,544
Premiums Received on Written Options	$0	$14,992

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Fund

$6,977,472	$11,290,576	$20,634,439	$3,299,837	$1,012,535	$111,439,321
0	0	0	0	0	0
15,007	15,472	5,381	164	59	32,659
49,977	11,856	21,742	25,714	1,185	161,315
27,848	5,169	146,971	50,019	324	2,938,353
0	0	0	0	0	0
12,304	0	1,082,189	98,975	0	0
14,202	22,751	34,958	2,133	902	257,269
133,966	34,838	134,051	12,759	3,418	430,978
0	0	0	0	0	0
3,846	3,202	0	9,064	6,295	7,756
56	1,798	96,715	2,010	14	157,846
1,402	7,977	5,739	986	603	48,195
3,257	2,741	27,016	953	529	211,178
0	0	0	1	0	0
7,239,337	11,396,380	22,189,201	3,502,615	1,025,864	115,684,870

14,094	0	0	0	0	0
67,661	166,384	929,167	737	22,870	16,213,532
0	0	0	0	0	0
55,966	126,424	6,044,047	23,758	3,432	408,266
0	0	949,200	81,239	0	0
19,850	41,889	45,745	14,093	12,574	332,592
0	0	0	0	0	0
8,342	4,352	9,212	1,612	0	52,144
0	0	0	0	0	0
1,584	44,149	12,877	11,122	3,360	585,898
1,489	2,362	3,031	768	288	20,543
1,793	2,028	3,647	658	243	17,873
869	438	1,491	246	77	6,258
506	542	1,528	100	62	4,009
4,884	5,663	1,865	9,568	10,855	51,619
733	98	29,064	5,853	5	266,573
3,633	11,296	12,714	3,904	1,455	88,448
910	3,987	62,904	2,511	31	52,309
0	6	0	0	0	0
182,314	409,618	8,106,492	156,169	55,252	18,100,064

$7,057,023	$10,986,762	$14,082,709	$3,346,446	$970,612	$97,584,806

$7,189,651	$11,342,554	$14,288,035	$3,365,373	$1,107,275	$98,266,495
(11,951)	(11,902)	57,682	7,503	27,538	(149,406)
(203,702)	(199,772)	(290,871)	(21,766)	(179,899)	(351,958)
83,025	(144,118)	27,863	(4,664)	15,698	(180,325)
$7,057,023	$10,986,762	$14,082,709	$3,346,446	$970,612	$97,584,806

$14,012	$14,403	$58,295	$665	$2,139	$268,237
7,043,011	10,972,359	14,024,414	3,345,781	968,473	97,316,569

1,444	1,448	5,324	67	204	25,672

$9.71	$9.95	$10.95	$9.99	$10.48	$10.45

$6,905,191	$11,353,840	$20,573,264	$3,297,551	$1,012,114	$111,374,616
$0	$0	$0	$0	$0	$0
$49,927	$11,874	$21,841	$25,891	$1,188	$161,513
$0	$0	$935,231	$79,766	$0	$0
$962	$30,795	$8,621	$6,873	$2,053	$356,541

Semiannual Report	September 30, 2006	65

Statements of Operations

Six Months Ended September 30, 2006 (Unaudited)
(Amounts in thousands)	All Asset Fund	Foreign Bond Fund (U.S. Dollar- Hedged)

Investment Income:
Interest, net of foreign taxes*	$155	$48,702
Dividends, net of foreign taxes*	307,314	226
Miscellaneous income	0	0
Total Income	307,469	48,928

Expenses:
Investment advisory fees	11,535	2,978
Administration fees	9,527	3,629
Distribution fees - Class R	0	5
Servicing fees - Class R	0	5
Distribution and/or servicing fees - Other Classes	11,567	1,328
Trustees’ fees	0	2
Interest expense	22	28
Miscellaneous expense	0	2
Total Expenses	32,651	7,977
Reimbursement by Manager	(63)	0
Net Expenses	32,588	7,977

Net Investment Income	274,881	40,951

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	(11,289)
Net realized gain (loss) on affiliate investments	(151,425)	0
Net realized gain (loss) on futures contracts, options and swaps	0	18,183
Net realized gain (loss) on foreign currency transactions	0	(10,220)
Net change in unrealized appreciation (depreciation) on investments	0	43,866
Net change in unrealized appreciation on affiliate investments	250,788	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	(21,964)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	6,418
Net Gain (Loss)	99,363	24,994

Net Increase in Net Assets Resulting from Operations	$374,244	$65,945

* Includes foreign tax withholding of $0, $3, $0, $63, $0, $0, $0, and $2, respectively.

66	PIMCO Funds	See Accompanying Notes

High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Fund

$261,000	$269,962	$442,914	$95,555	$23,194	$2,431,259
1,101	3,985	5	0	323	1,187
1,547	54	29	20	5	650
263,648	274,001	442,948	95,575	23,522	2,433,096

8,725	14,306	17,780	4,770	1,722	117,672
10,578	12,363	21,572	4,090	1,455	102,240
16	19	71	1	3	305
16	19	71	1	3	305
8,369	6,205	18,194	2,218	850	60,810
8	13	15	4	1	102
177	0	15	0	1	0
6	10	13	3	0	81
27,895	32,935	57,731	11,087	4,035	281,515
0	0	0	0	0	0
27,895	32,935	57,731	11,087	4,035	281,515

235,753	241,066	385,217	84,488	19,487	2,151,581

23,776	(8,628)	(133,696)	1,291	(312)	(138,877)
0	0	0	0	0	0
(13,007)	(12,837)	76,389	(14,934)	(122)	(442,649)
(5,220)	3,928	27,063	10,246	5,523	365,918
(75,454)	66,358	244,458	6,898	4,247	1,104,009
0	0	0	0	0	0
23,346	2,052	(50,632)	4,116	10,009	353,624
(2,026)	5,842	(13,161)	(6,359)	(4,477)	(79,249)
(48,585)	56,715	150,421	1,258	14,868	1,162,776

$187,168	$297,781	$535,638	$85,746	$34,355	$3,314,357

Semiannual Report	September 30, 2006	67

Statements of Changes in Net Assets

	All Asset Fund		Foreign Bond Fund (U.S. Dollar-Hedged)		High Yield Fund

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$274,881	$569,937	$40,951	$74,322	$235,753	$483,673
Net realized gain (loss)	0	0	(3,326)	151,111	5,549	129,948
Net realized gain (loss) on affiliate investments	(151,425)	34,875	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	22,369	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	0	28,320	(148,728)	(54,134)	(79,117)
Net change in unrealized appreciation (depreciation) on affiliate investments	250,788	(194,139)	0	0	0	0
Net increase resulting from operations	374,244	433,042	65,945	76,705	187,168	534,504

Distributions to Shareholders:
From net investment income
Class R	0	0	(50)	(55)	(424)	(726)
Other Classes	(256,873)	(547,412)	(36,196)	(67,147)	(237,229)	(490,448)
From net realized capital gains
Class R	0	0	0	(123)	0	(3)
Other Classes	0	(48,602)	0	(75,877)	0	(2,002)
Tax basis return of capital
Class R	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(256,873)	(596,014)	(36,246)	(143,202)	(237,653)	(493,179)

Fund Share Transactions:
Receipts for shares sold
Class R	5	10	398	3,763	3,351	10,627
Other Classes	1,874,057	6,592,593	442,011	1,335,995	992,624	2,815,841
Issued as reinvestment of distributions
Class R	0	0	48	171	406	711
Other Classes	220,779	500,432	32,528	128,349	186,679	384,414
Cost of shares redeemed
Class R	0	0	(530)	(786)	(2,809)	(5,183)
Other Classes	(1,650,087)	(1,243,266)	(495,800)	(886,102)	(1,389,311)	(2,518,137)
Net increase (decrease) resulting from Fund share transactions	444,754	5,849,769	(21,345)	581,390	(209,060)	688,273

Fund Redemption Fee	146	297	54	100	152	243

Total Increase (Decrease) in Net Assets	562,271	5,687,094	8,408	514,993	(259,393)	729,841

Net Assets:
Beginning of period	11,397,559	5,710,465	2,424,108	1,909,115	7,316,416	6,586,575
End of period*	$11,959,830	$11,397,559	$2,432,516	$2,424,108	$7,057,023	$7,316,416

*Including undistributed (overdistributed) net investment income of:	$45,112	$27,104	$(64,881)	$(69,586)	$(11,951)	$(10,051)

68	PIMCO Funds	See Accompanying Notes

Low Duration Fund		Real Return Fund		Short-Term Fund		StocksPLUS® Fund		Total Return Fund

Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$241,066	$450,383	$385,217	$644,804	$84,488	$135,495	$19,487	$36,734	$2,151,581	$3,466,319
(17,537)	(103,902)	(30,244)	66,460	(3,397)	(9,191)	5,089	36,091	(215,608)	62,853
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
74,252	(98,793)	180,665	(660,421)	4,655	(1,944)	9,779	33,063	1,378,384	(1,607,729)
0	0	0	0	0	0	0	0	0	0
297,781	247,688	535,638	50,843	85,746	124,360	34,355	105,888	3,314,357	1,921,443

(280)	(221)	(1,353)	(2,042)	(13)	(34)	(34)	(44)	(4,941)	(5,429)
(245,880)	(467,043)	(361,204)	(658,071)	(83,775)	(137,119)	(17,437)	(28,343)	(2,161,277)	(3,376,514)

0	(31)	0	(770)	0	0	0	0	0	(1,450)
0	(45,977)	0	(196,735)	0	0	0	0	0	(709,442)

0	0	0	0	0	0	0	0	0	(250)
0	0	0	0	0	0	0	0	0	(135,520)

(246,160)	(513,272)	(362,557)	(857,618)	(83,788)	(137,153)	(17,471)	(28,387)	(2,166,218)	(4,228,605)

1,318	13,856	12,005	36,510	152	2,020	211	1,186	78,535	160,397
1,469,068	4,815,971	2,245,403	5,370,621	1,266,942	3,559,795	77,442	488,836	12,017,683	29,277,243

271	235	1,304	2,749	13	34	34	43	4,560	6,646
217,851	450,398	295,367	694,107	73,125	119,419	15,148	25,264	1,866,247	3,638,411

(2,640)	(3,249)	(12,970)	(19,653)	(125)	(1,929)	(502)	(345)	(38,884)	(45,248)
(2,797,677)	(6,667,794)	(2,764,102)	(5,344,663)	(1,759,380)	(4,137,508)	(190,627)	(927,568)	(11,030,016)	(18,586,348)
(1,111,809)	(1,390,583)	(222,993)	739,671	(419,273)	(458,169)	(98,294)	(412,584)	2,898,125	14,451,101

44	78	50	105	96	47	7	55	549	771

(1,060,144)	(1,656,089)	(49,862)	(66,999)	(417,219)	(470,915)	(81,403)	(335,028)	4,046,813	12,144,710

12,046,906	13,702,995	14,132,571	14,199,570	3,763,665	4,234,580	1,052,015	1,387,043	93,537,993	81,393,283
$10,986,762	$12,046,906	$14,082,709	$14,132,571	$3,346,446	$3,763,665	$970,612	$1,052,015	$97,584,806	$93,537,993

$(11,902)	$(6,808)	$57,682	$35,022	$7,503	$6,803	$27,538	$25,522	$(149,406)	$(134,769)

Semiannual Report	September 30, 2006	69

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Class R of the eight funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollars. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

70	PIMCO Funds

(Unaudited) September 30, 2006

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the All Asset and StocksPLUS® Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset and StocksPLUS® Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the All Asset and StocksPLUS® Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the All Asset and StocksPLUS® Funds are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PLN	Polish Zloty
CNY	Chineses Yuan Renminbi	RUB	Russian Ruble
DEM	German Mark	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Great Britain Pound	TWD	Taiwan Dollar
HKD	Hong Kong Dollar	ZAR	South African Rand
INR	Indian Rupee

(g) Forward Currency Transactions  Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(i) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest

Semiannual Report	September 30, 2006	71

Notes to Financial Statements  (Cont.)

rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

72	PIMCO Funds

(Unaudited) September 30, 2006

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Funds from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2006, there were no open unfunded loan commitments.

(r) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(s) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Semiannual Report	September 30, 2006	73

Notes to Financial Statements  (Cont.)

(t) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Funds’ annual financial statements for the year ending March 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the All Asset and All Asset All Authority Funds invest. PIMCO pays a fee to Research Affiliates at an annual rate of 0.20% for the All Asset Fund and 0.25% for the All Asset All Authority Fund based on average daily net assets.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D	Class R
All Asset Fund	0.20%(1)	0.05%	0.05%	0.40%		0.40%	0.45%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%		0.45%	0.45%
High Yield Fund	0.25%	0.25%	0.25%	0.40%		0.40%	0.40%
Low Duration Fund	0.25%	0.18%	0.18%	0.35%		0.25%	0.35%
Real Return Fund	0.25%	0.20%	0.20%	0.40%		0.40%	0.40%
Short-Term Fund	0.25%	0.20%	0.20%	0.35%	(2)	0.25%	0.35%	(2)
StocksPLUS® Fund	0.35%	0.25%	0.25%	0.40%		0.40%	0.40%
Total Return Fund	0.25%	0.18%	0.18%	0.40%		0.25%	0.40%

(1) PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds.

(2) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees for the Class A, B, C and R shares of the Fund.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

74	PIMCO Funds

(Unaudited) September 30, 2006

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%

Class B
All Funds	0.75%	0.25%

Class C
Low Duration Fund, Real Return Fund, StocksPLUS® Funds	0.50%	0.25%
Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%

Class D
All Funds	—	0.25%

Class R
All Funds	0.25%	0.25%

AGID has contractually agreed (ending March 31, 2007) to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short-Term Fund	A, B, C and R

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $7,602,338 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Semiannual Report	September 30, 2006	75

Notes to Financial Statements  (Cont.)

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2006, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
High Yield Fund	$0	$9,973

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2006 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2006	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$449,421	$687,787	$140,672	$(21,028)	$985,463	$4,554	$(5,814)
Convertible Fund	43,808	852	0	2,797	45,167	852	0
Developing Local Markets Fund	867,245	866,035	132,364	15,863	1,599,597	23,032	2,333
Diversified Income Fund	0	47,929	0	647	48,576	1,219	0
Emerging Markets Bond Fund	1,078,320	54,581	501,569	51,926	628,623	21,654	(8,199)
Floating Income Fund	661,737	1,026,022	63,023	18,505	1,631,389	30,545	88
Foreign Bond Fund (Unhedged)	262,654	1,095	232,531	723	37,582	1,095	(10,499)
Fundamental IndexPLUSTM Fund	46,954	45,128	49,268	2,909	42,926	669	(1,271)
Fundamental IndexPLUSTM TR Fund	398,940	25,451	171,414	13,799	255,421	6,808	(5,274)
GNMA Fund	100,589	1,929	19,130	122	84,180	1,929	(217)
High Yield Fund	732,740	17,945	317,767	8,242	426,235	17,645	(3,804)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	523,531	207,612	329,371	25,945	400,207	14,566	(2,596)
Long-Term U.S. Government Fund	1,069,512	29,517	795,423	(6,193)	306,089	18,255	(53,395)
Low Duration Fund	170,073	55,867	127,068	198	98,753	2,433	(1,782)
Real Return Asset Fund	1,893,771	1,536,580	607,558	16,621	2,903,905	86,249	(18,021)
Real Return Fund	1,510,616	631,947	449,412	(20,580)	1,719,060	52,708	(14,240)
RealEstateRealReturn Strategy Fund	268,280	4,153	192,879	4,969	69,746	4,153	(8,525)
Short-Term Fund	10,608	93	10,508	0	169	93	(24)
StocksPLUS® Fund	7,495	143	0	904	7,780	143	0
StocksPLUS® Total Return Fund	52,774	766	0	6,822	55,285	766	0
Total Return Fund	902,239	13,574	441,408	(5,194)	476,656	13,573	(16,283)
Total Return Mortgage Fund	281,012	4,373	131,193	(1,429)	155,392	4,373	(3,902)
Totals	$11,332,319	$5,259,379	$4,712,558	$116,568	$11,978,201	$307,314	$(151,425)

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

76	PIMCO Funds

(Unaudited) September 30, 2006

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$5,259,079	$4,712,558
Foreign Bond Fund (U.S. Dollar-Hedged)	4,321,891	4,255,421	1,798,748	1,517,512
High Yield Fund	0	0	2,698,502	2,966,218
Low Duration Fund	2,496,516	2,440,893	1,096,144	466,141
Real Return Fund	51,634,161	52,957,625	432,516	315,969
Short-Term Fund	903,888	1,275,771	407,067	361,359
StocksPLUS® Fund	215,986	226,547	74,637	63,846
Total Return Mortgage Fund	2,265,931	2,292,558	29,518	6,989

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Foreign Bond Fund (U.S. Dollar-Hedged)					High Yield Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in JPY	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	6,624	$856,200	GBP 0	JPY 0	$9,246	17,458	$138,000	$5,548
Sales	5,201	10,676,600	51,200	9,600	13,125	32,514	0	6,333
Closing Buys	(4,922)	(10,005,300)	0	(9,600)	(5,558)	(40,739)	(113,600)	(10,741)
Expirations	(3,836)	(158,700)	0	0	(1,821)	0	(24,400)	(178)
Exercised	0	0	0	0	0	0	0	0
Balance at 09/30/2006	3,067	$1,368,800	GBP 51,200	JPY 0	$14,992	9,233	$0	$962

	Low Duration Fund					Real Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	18,432	$2,090,200	GBP 70,500	EUR 0	$30,721	2,263	$0	$1,590
Sales	2,642	1,645,700	21,300	37,000	15,269	39,182	1,125,400	14,728
Closing Buys	0	(1,218,100)	0	0	(8,725)	(5)	0	(3)
Expirations	(6,265)	(464,800)	(14,800)	0	(4,884)	(29,718)	(406,400)	(6,160)
Exercised	(1,674)	0	0	0	(1,586)	(4,946)	0	(1,534)
Balance at 09/30/2006	13,135	$2,053,000	GBP 77,000	EUR 37,000	$30,795	6,776	$719,000	$8,621

	Short-Term Fund				StocksPLUS® Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium
Balance at 03/31/2006	6,675	$423,300	GBP 0	$8,043	3,695	$146,000	GBP 6,200	EUR 0	$3,945
Sales	5,882	830,200	23,400	7,587	355	95,200	1,800	3,000	1,651
Closing Buys	(5,619)	(204,500)	0	(5,516)	0	(67,700)	0	0	(499)
Expirations	(6,206)	(473,800)	0	(3,241)	(686)	(37,000)	(1,500)	0	(1,172)
Exercised	0	0	0	0	(2,377)	0	0	0	(1,872)
Balance at 09/30/2006	732	$575,200	GBP 23,400	$6,873	987	$136,500	GBP 6,500	EUR 3,000	$2,053

	Total Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium
Balance at 03/31/2006	215,582	$15,824,400	GBP 1,893,000	EUR 0	$289,868
Sales	198,948	23,151,300	371,300	3,461,000	329,256
Closing Buys	(100,517)	(9,196,400)	(118,900)	0	(119,018)
Expirations	(131,173)	(4,347,000)	0	0	(54,307)
Exercised	(109,635)	0	0	0	(89,258)
Balance at 09/30/2006	73,205	$25,432,300	GBP 2,145,400	EUR 3,461,000	$356,541

Semiannual Report	September 30, 2006	77

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	0	$5	1	$10	39	$398	356	$3,763
Other Classes	148,966	1,874,057	510,565	6,592,593	42,953	442,011	125,846	1,335,995
Issued as reinvestment of
Class R	0	0	0	0	5	48	16	171
Other Classes	17,735	220,779	39,033	500,432	3,153	32,528	12,262	128,349
Cost of shares redeemed
Class R	0	0	0	0	(52)	(530)	(75)	(786)
Other Classes	(131,418)	(1,650,087)	(96,623)	(1,243,266)	(48,212)	(495,800)	(83,828)	(886,102)
Net increase (decrease) resulting from Fund share transactions	35,283	$444,754	452,976	$5,849,769	(2,114)	$(21,345)	54,577	$581,390

	Real Return Fund				Short-Term Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	1,110	$12,005	3,233	$36,510	15	$152	203	$2,020
Other Classes	207,844	2,245,403	475,133	5,370,621	126,982	1,266,942	355,574	3,559,795
Issued as reinvestment of
Class R	121	1,304	245	2,749	1	13	3	34
Other Classes	27,285	295,367	61,619	694,107	7,326	73,125	11,937	119,419
Cost of shares redeemed
Class R	(1,201)	(12,970)	(1,750)	(19,653)	(12)	(125)	(193)	(1,929)
Other Classes	(255,336)	(2,764,102)	(474,994)	(5,344,663)	(176,336)	(1,759,380)	(413,376)	(4,137,508)
Net increase (decrease) resulting from Fund share transactions	(20,177)	$(222,993)	63,486	$739,671	(42,024)	$(419,273)	(45,852)	$(458,169)

9.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
All Asset Fund	$170,993	$(54,425)	$116,568
Foreign Bond Fund (U.S. Dollar-Hedged)	113,500	(42,626)	70,874
High Yield Fund	157,727	(85,446)	72,281
Low Duration Fund	21,228	(84,492)	(63,264)
Real Return Fund	186,889	(125,714)	61,175
Short-Term Fund	8,315	(6,029)	2,286
StocksPLUS® Fund	4,837	(4,416)	421
Total Return Fund	796,353	(731,648)	64,705

(1) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

78	PIMCO Funds

(Unaudited) September 30, 2006

High Yield Fund				Low Duration Fund
Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

348	$3,351	1,091	$10,627	133	$1,318	1,387	$13,856
103,073	992,624	288,488	2,815,841	148,578	1,469,068	478,600	4,815,971

42	406	73	711	28	271	23	235
19,391	186,679	39,342	384,414	22,007	217,851	44,867	450,398

(291)	(2,809)	(531)	(5,183)	(267)	(2,640)	(323)	(3,249)
(144,283)	(1,389,311)	(258,633)	(2,518,137)	(283,048)	(2,797,677)	(663,366)	(6,667,794)

(21,720)	$(209,060)	69,830	$688,273	(112,569)	$(1,111,809)	(138,812)	$(1,390,583)

StocksPLUS® Fund				Total Return Fund
Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

21	$211	118	$1,186	7,638	$78,535	15,128	$160,397
7,555	77,442	49,335	488,836	1,167,767	12,017,683	2,761,456	29,277,243

3	34	4	43	442	4,560	630	6,646
1,493	15,148	2,514	25,264	180,973	1,866,247	344,365	3,638,411

(49)	(502)	(34)	(345)	(3,783)	(38,884)	(4,282)	(45,248)
(18,705)	(190,627)	(94,265)	(927,568)	(1,072,831)	(11,030,016)	(1,755,422)	(18,586,348)

(9,682)	$(98,294)	(42,328)	$(412,584)	280,206	$2,898,125	1,361,875	$14,451,101

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Semiannual Report	September 30, 2006	79

Notes to Financial Statements  (Cont.)

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

80	PIMCO Funds

Approval of Renewal of the Investment Advisory Contract, Administration Agreement and

Asset Allocation Sub-Advisory Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund a series of the Trust, for an additional one-year term through August 31, 2007. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the renewal of the Agreements and Asset Allocation Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and Asset Allocation Agreement and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the periods ended June 30, 2006 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the periods ended May 31, 2006 (the “Lipper Report”).

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its

Semiannual Report	September 30, 2006	81

Approval of Renewal of the Investment Advisory Contract, Administration Agreement and

Asset Allocation Sub-Advisory Agreement  (Cont.)

shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the All Asset and StocksPLUS® Funds.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and

82	PIMCO Funds

in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreement will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees for the All Asset and StocksPLUS® Funds. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreement. The Board concluded that the Agreements and the Asset Allocation Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreement was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2006	83

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and, Transfer Agent

PFPC, Inc.,

P. O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/05. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2006. For information about any product, contact your financial advisor.    AZ060SA_15912

Semiannual Report    September 30, 2006

Private Account Portfolio Series

Asset-Backed Securities Portfolio

Developing Local Markets Portfolio

Emerging Markets Portfolio

High Yield Portfolio

International Portfolio

Investment Grade Corporate Portfolio

Mortgage Portfolio

Municipal Sector Portfolio

Real Return Portfolio

Short-Term Portfolio

Short-Term Portfolio II

U.S. Government Sector Portfolio

The Portfolios issue shares only in private

placement transactions in accordance

with Regulation D or other applicable

exemptions under the Securities Act of

1933, as amended (the “Securities Act”).

The enclosed Semiannual Report is not

an offer to sell, or a solicitation of any

offer to buy, any security to the public

within the meaning of the Securities Act.

		Page

Chairman’s Letter		1
Important Information About the Portfolio		2
Benchmark Descriptions		16
Financial Highlights		18
Statements of Assets and Liabilities		22
Statements of Operations		24
Statements of Changes in Net Assets		26
Statement of Cash Flows		29
Notes to Financial Statements		86
Approval of Renewal of the Investment Advisory Contract and Administration Agreement		94

FUND	Fund Summary	Schedule of Investments

Asset-Backed Securities Portfolio	4	30
Developing Local Markets Portfolio	5	37
Emerging Markets Portfolio	6	42
High Yield Portfolio	7	47
International Portfolio	8	51
Investment Grade Corporate Portfolio	9	54
Mortgage Portfolio	10	58
Municipal Sector Portfolio	11	66
Real Return Portfolio	12	69
Short-Term Portfolio	13	72
Short-Term Portfolio II	14	76
U.S. Government Sector Portfolio	15	80

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the Private Account Portfolio Series (the “Portfolios”), the separate portfolios of the PIMCO Funds. At the end of the six-month reporting period on September 30, 2006, the Portfolios’ net assets stood at approximately $29 billion. On the following pages you will find specific details as to each Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the bond markets during the six-month period include:

■	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

■	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

■	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	1

Important Information About the Portfolios

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds offering memorandum. Investors should consider the investment objectives, risks, charges and expenses of these Portfolios carefully before investing. This and other information is contained in the Portfolios’ offering memorandum. Please read the offering memorandum carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Portfolio are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Portfolio.

The longer-term performance of many bond funds has benefited from capital gains, in part, resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, mortgage risk, leveraging risk, non-U.S. security risk and specific sector investment risks. A complete description of these risks is contained in the Portfolios’ offering memorandum. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified portfolio. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from these portfolios may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Portfolio Summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Portfolio’s inception.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Portfolios’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.pimco-funds.com, 1-800-927-4648.

2	PIMCO Funds	Private Account Portfolio Series

The following disclosure provides important information regarding each Portfolio’s Expense Example (“Example” or “Expense Example”), which appears on each Portfolio’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Portfolio.

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees, and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from April 1, 2006 to September 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information under this heading, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses, and interest expense.

Semiannual Report	September 30, 2006	3

Asset-Backed Securities Portfolio

Cumulative Returns Through September 30, 2006

                                                         Lehman Brothers
              Asset-Backed         Citigroup 3-Month      Asset-Backed
            Securities Portfolio  Treasury Bill Index   Securities Index
            --------------------  -------------------   ----------------
10/31/2000      $5,000,000          $5,000,000             $5,000,000
11/30/2000       5,130,000           5,025,550              5,071,500
12/31/2000       5,227,452           5,051,984              5,170,392
01/31/2001       5,283,063           5,078,053              5,256,221
02/28/2001       5,338,674           5,099,990              5,307,734
03/31/2001       5,379,080           5,122,480              5,341,703
04/30/2001       5,363,799           5,142,151              5,345,975
05/31/2001       5,419,831           5,160,971              5,382,329
06/30/2001       5,462,340           5,177,538              5,399,552
07/31/2001       5,622,693           5,193,795              5,505,923
08/31/2001       5,689,938           5,209,585              5,568,141
09/30/2001       5,816,771           5,224,536              5,678,946
10/31/2001       5,953,143           5,238,224              5,759,020
11/30/2001       5,848,242           5,249,382              5,699,906
12/31/2001       5,838,283           5,258,568              5,678,248
01/31/2002       5,882,056           5,266,771              5,715,724
02/28/2002       5,947,717           5,273,828              5,768,308
03/31/2002       5,872,319           5,281,582              5,705,434
04/30/2002       5,999,020           5,289,187              5,817,831
05/31/2002       6,059,616           5,297,067              5,859,138
06/30/2002       6,127,139           5,304,482              5,931,145
07/31/2002       6,204,838           5,312,228              6,012,994
08/31/2002       6,299,187           5,319,930              6,058,692
09/30/2002       6,380,000           5,327,272              6,124,126
10/31/2002       6,351,968           5,334,677              6,090,680
11/30/2002       6,301,511           5,341,505              6,066,491
12/31/2002       6,345,712           5,347,915              6,163,368
01/31/2003       6,334,164           5,353,744              6,170,737
02/28/2003       6,391,904           5,358,669              6,243,826
03/31/2003       6,397,974           5,364,081              6,256,337
04/30/2003       6,438,689           5,369,177              6,286,315
05/31/2003       6,508,485           5,374,385              6,372,198
06/30/2003       6,497,953           5,379,276              6,372,216
07/31/2003       6,327,573           5,383,956              6,260,262
08/31/2003       6,368,699           5,388,372              6,271,880
09/30/2003       6,475,007           5,392,467              6,390,359
10/31/2003       6,451,245           5,396,835              6,351,083
11/30/2003       6,480,947           5,401,044              6,356,646
12/31/2003       6,536,583           5,405,365              6,410,507
01/31/2004       6,573,688           5,409,635              6,453,560
02/29/2004       6,641,713           5,413,584              6,517,282
03/31/2004       6,698,250           5,417,861              6,558,229
04/30/2004       6,586,509           5,422,033              6,448,730
05/31/2004       6,561,677           5,426,425              6,440,040
06/30/2004       6,600,671           5,430,874              6,439,347
07/31/2004       6,663,237           5,436,034              6,481,905
08/31/2004       6,744,572           5,441,904              6,567,425
09/30/2004       6,764,486           5,448,380              6,578,612
10/31/2004       6,827,587           5,455,681              6,613,259
11/30/2004       6,777,106           5,463,428              6,573,196
12/31/2004       6,836,543           5,472,443              6,603,086
01/31/2005       6,862,220           5,482,239              6,619,437
02/28/2005       6,842,962           5,491,887              6,594,521
03/31/2005       6,855,169           5,503,420              6,580,889
04/30/2005       6,926,509           5,515,418              6,641,425
05/31/2005       6,971,908           5,528,489              6,686,162
06/30/2005       7,014,516           5,541,481              6,707,851
07/31/2005       6,988,318           5,555,501              6,668,711
08/31/2005       7,073,461           5,570,334              6,735,186
09/30/2005       7,044,451           5,585,541              6,702,062
10/31/2005       7,031,159           5,601,963              6,684,892
11/30/2005       7,057,742           5,618,657              6,709,969
12/31/2005       7,111,269           5,636,636              6,740,876
01/31/2006       7,131,568           5,655,519              6,757,444
02/28/2006       7,138,334           5,673,447              6,765,413
03/31/2006       7,133,166           5,694,439              6,757,877
04/30/2006       7,167,231           5,715,622              6,775,788
05/31/2006       7,167,231           5,738,142              6,779,927
06/30/2006       7,176,525           5,760,348              6,787,505
07/31/2006       7,252,431           5,783,966              6,858,287
08/31/2006       7,342,138           5,808,143              6,932,169
09/30/2006       7,405,103           5,831,956              6,981,152

Allocation Breakdown‡

Asset-Backed Securities	43.0%
Mortgage-Backed Securities	25.1%
Short-Term Instruments	15.7%
U.S. Government Agencies	14.7%
Corporate Bonds & Notes	1.5%

‡	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the Period Ended September 30, 2006
	6 Months*	1 Year	5 Years	Portfolio Inception (10/31/00)
Asset-Backed Securities Portfolio	3.81%	5.12%	4.95%	6.87%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.22%	2.64%
Lehman Brothers Asset-Backed Securities Index	3.30%	4.16%	4.22%	5.81%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,038.12	$1,016.90
Expenses Paid During Period†	$8.33	$8.24

† Expenses are equal to the Portfolio’s annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The Asset-Backed Securities Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements.

»	Duration exposure, or sensitivity to changes in interest rates, above that of the benchmark contributed to performance as interest rates fell during the period.

»	Overweights to the manufactured housing and home equity sectors added to returns as these sectors outperformed the broader ABS Index.

»	Out-of-index positions in floating rate home equity ABS added to returns as they outperformed the benchmark.

»	A bias toward a steepening yield curve in the Portfolio detracted from performance as short interest rates rose and longer rates fell during the period.

4	PIMCO Funds	Private Account Portfolio Series

Developing Local Markets Portfolio

Cumulative Returns Through September 30, 2006

             Developing         Citigroup         JPMorgan Emerging
            Local Markets    3-Month Treasury       Local Markets
              Portfolio         Bill Index       Index Plus (Unhedged)
            -------------    ----------------    ---------------------
07/31/2004   $5,000,000         $5,000,000           $5,000,000
08/31/2004    5,050,000          5,005,400            5,013,535
09/30/2004    5,130,790          5,011,356            5,111,701
10/31/2004    5,235,908          5,018,072            5,214,278
11/30/2004    5,466,168          5,025,197            5,424,985
12/31/2004    5,629,433          5,033,489            5,582,221
01/31/2005    5,583,748          5,042,499            5,538,594
02/28/2005    5,715,727          5,051,374            5,672,958
03/31/2005    5,598,860          5,061,982            5,556,300
04/30/2005    5,629,455          5,073,017            5,554,837
05/31/2005    5,609,059          5,085,040            5,516,919
06/30/2005    5,651,951          5,096,990            5,540,579
07/31/2005    5,687,852          5,109,885            5,601,908
08/31/2005    5,749,398          5,123,528            5,642,065
09/30/2005    5,767,508          5,137,516            5,659,553
10/31/2005    5,741,622          5,152,620            5,641,094
11/30/2005    5,808,927          5,167,975            5,700,242
12/31/2005    5,876,387          5,184,512            5,761,181
01/31/2006    6,065,425          5,201,880            5,926,918
02/28/2006    6,087,029          5,218,370            5,937,756
03/31/2006    6,066,747          5,237,678            5,913,393
04/30/2006    6,235,117          5,257,162            6,070,461
05/31/2006    6,126,491          5,277,876            5,954,605
06/30/2006    6,110,837          5,298,301            5,896,192
07/31/2006    6,209,664          5,320,024            6,043,033
08/31/2006    6,253,587          5,342,262            6,089,817
09/30/2006    6,230,528          5,364,165            6,064,539

Allocation Breakdown‡

Corporate Bonds & Notes	49.4%
Short-Term Instruments	22.9%
Asset-Backed Securities	15.5%
Sovereign Issues	7.2%
Mortgage-Backed Securities	2.8%
Other	2.2%

‡	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the Period Ended September 30, 2006
	6 Months*	1 Year	Portfolio Inception (07/30/04)**
Developing Local Markets Portfolio	2.70%	8.03%	10.67%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	3.30%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	2.56%	7.16%	9.32%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,026.98	$1,024.47
Expenses Paid During Period†	$0.61	$0.61

† Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The Developing Local Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of non-U.S. countries, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Cooperation and Development (“OECD”) economies for the past five consecutive years.

»	An overweight to Brazil boosted returns as high real interest rates, ratings upgrades and positive trends in the current account supported the Brazilian currency.

»	An overweight in South Korea contributed to relative performance as several Asian currencies appreciated in-line with the upward move in the Chinese yuan.

»	An underweight to Turkey also helped returns as the Turkish lira decreased during the late-spring sell-off, due to concerns about the country’s current account deficit and an overall increase in global risk aversion.

»	An underweight to Hungary detracted from performance as the Hungarian forint maintained its value despite political turmoil in the third quarter, rising due to tighter monetary policy from that country’s central bank.

»	An underweight in the Philippines detracted from relative performance as the country’s fiscal performance was better than market expectations.

»	An underweight to Israel detracted from relative performance as the Israeli shekel climbed to its strongest level since 2001 due to strong economic performance.

Semiannual Report	September 30, 2006	5

Emerging Markets Portfolio

Cumulative Returns Through September 30, 2006

                  Emerging         Citigroup 3-Month     Emerging Markets
             Markets Portfolio    Treasury Bill Index    Sector Fund Index
             -----------------    -------------------    -----------------
04/30/1998    $5,000,000             $5,000,000              $5,000,000
05/31/1998     4,944,400              5,021,600               5,047,428
06/30/1998     4,891,710              5,042,239               5,090,235
07/31/1998     5,001,037              5,063,568               5,101,064
08/31/1998     4,265,043              5,085,139               5,184,080
09/30/1998     4,536,231              5,105,936               5,305,472
10/31/1998     4,749,812              5,126,463               5,277,418
11/30/1998     5,137,475              5,145,328               5,307,372
12/31/1998     5,122,302              5,164,366               5,323,329
01/31/1999     5,110,595              5,183,628               5,361,325
02/28/1999     5,142,926              5,201,305               5,267,734
03/31/1999     5,296,664              5,221,174               5,296,926
04/30/1999     5,438,686              5,240,493               5,313,704
05/31/1999     5,274,822              5,260,616               5,267,162
06/30/1999     5,334,460              5,280,132               5,250,379
07/31/1999     5,345,462              5,300,778               5,228,031
08/31/1999     5,349,303              5,321,769               5,225,370
09/30/1999     5,457,620              5,342,630               5,286,033
10/31/1999     5,547,013              5,364,428               5,305,536
11/30/1999     5,655,067              5,386,101               5,305,158
12/31/1999     5,752,317              5,409,099               5,279,572
01/31/2000     5,696,409              5,432,846               5,203,021
02/29/2000     5,851,645              5,455,989               5,371,731
03/31/2000     5,876,326              5,481,577               5,398,143
04/30/2000     5,786,748              5,507,287               5,316,713
05/31/2000     5,655,366              5,534,217               5,189,641
06/30/2000     5,882,949              5,560,172               5,386,330
07/31/2000     6,004,247              5,587,083               5,490,451
08/31/2000     6,180,129              5,614,740               5,658,634
09/30/2000     6,069,929              5,642,645               5,578,139
10/31/2000     5,970,828              5,672,213               5,476,057
11/30/2000     6,032,766              5,701,197               5,520,962
12/31/2000     6,281,231              5,731,185               5,763,332
01/31/2001     6,430,168              5,760,759               5,935,081
02/28/2001     6,443,119              5,785,645               5,959,414
03/31/2001     6,482,300              5,811,160               6,005,901
04/30/2001     6,443,053              5,833,475               5,945,959
05/31/2001     6,560,794              5,854,825               6,094,608
06/30/2001     6,751,888              5,873,620               6,224,426
07/31/2001     6,838,451              5,892,063               6,166,593
08/31/2001     6,911,696              5,909,975               6,360,386
09/30/2001     6,782,173              5,926,936               6,230,639
10/31/2001     7,089,213              5,942,464               6,324,623
11/30/2001     7,328,022              5,955,122               6,383,446
12/31/2001     7,390,112              5,965,543               6,433,027
01/31/2002     7,522,327              5,974,850               6,514,726
02/28/2002     7,675,418              5,982,856               6,652,840
03/31/2002     7,632,274              5,991,651               6,637,540
04/30/2002     7,716,609              6,000,279               6,708,559
05/31/2002     7,716,609              6,009,219               6,735,394
06/30/2002     7,410,562              6,017,631               6,572,549
07/31/2002     7,160,688              6,026,417               6,405,133
08/31/2002     7,553,347              6,035,155               6,745,163
09/30/2002     7,343,183              6,043,484               6,650,159
10/31/2002     7,787,122              6,051,884               7,014,582
11/30/2002     7,983,619              6,059,631               7,168,887
12/31/2002     8,321,912              6,066,902               7,405,462
01/31/2003     8,512,606              6,073,515               7,500,253
02/28/2003     8,817,717              6,079,102               7,686,874
03/31/2003     9,118,878              6,085,242               7,818,765
04/30/2003     9,613,042              6,091,023               8,113,219
05/31/2003     9,906,452              6,096,932               8,397,077
06/30/2003     9,912,372              6,102,480               8,375,918
07/31/2003     9,596,943              6,107,789               8,085,946
08/31/2003     9,833,515              6,112,798               8,216,868
09/30/2003    10,119,009              6,117,444               8,487,326
10/31/2003    10,183,307              6,122,399               8,483,720
11/30/2003    10,311,905              6,127,174               8,564,315
12/31/2003    10,554,353              6,132,076               8,744,808
01/31/2004    10,639,699              6,136,920               8,794,697
02/29/2004    10,658,664              6,141,400               8,850,586
03/31/2004    10,877,377              6,146,252               9,035,456
04/30/2004    10,239,771              6,150,985               8,601,714
05/31/2004    10,154,122              6,155,967               8,490,281
06/30/2004    10,365,217              6,161,015               8,619,039
07/31/2004    10,596,626              6,166,868               8,808,142
08/31/2004    11,069,087              6,173,528               9,128,973
09/30/2004    11,204,745              6,180,875               9,232,801
10/31/2004    11,391,491              6,189,157               9,373,402
11/30/2004    11,499,607              6,197,946               9,407,245
12/31/2004    11,824,646              6,208,172               9,630,242
01/31/2005    11,929,568              6,219,285               9,692,656
02/28/2005    11,992,521              6,230,231               9,752,320
03/31/2005    11,693,465              6,243,314               9,507,333
04/30/2005    11,971,881              6,256,925               9,684,364
05/31/2005    12,368,088              6,271,754               9,956,738
06/30/2005    12,562,494              6,286,492              10,092,867
07/31/2005    12,540,797              6,302,397              10,059,447
08/31/2005    12,801,160              6,319,224              10,243,218
09/30/2005    13,002,234              6,336,476              10,348,041
10/31/2005    12,759,408              6,355,105              10,208,529
11/30/2005    12,958,084              6,374,043              10,368,365
12/31/2005    13,221,696              6,394,440              10,562,556
01/31/2006    13,385,070              6,415,862              10,674,089
02/28/2006    13,676,811              6,436,200              10,892,042
03/31/2006    13,382,280              6,460,014              10,681,371
04/30/2006    13,370,458              6,484,045              10,663,852
05/31/2006    13,063,091              6,509,592              10,454,724
06/30/2006    13,092,291              6,534,784              10,454,997
07/31/2006    13,547,884              6,561,577              10,793,710
08/31/2006    13,871,594              6,589,004              11,077,668
09/30/2006    13,959,195              6,616,019              11,149,672

Allocation Breakdown‡

Short-Term Instruments	42.7%
Brazil	17.9%
Mexico	9.2%
Venezuela	6.8%
Panama	3.0%
Other	20.4%

‡	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the Period Ended September 30, 2006
	6 Months*	1 Year	5 Years	Portfolio Inception (04/03/98)**
Emerging Markets Portfolio	4.31%	7.35%	15.53%	12.79%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.22%	3.40%
Emerging Markets Sector Fund Index	4.38%	7.75%	12.34%	9.96%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/03/98. Index comparisons began on 03/31/98.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,043.06	$1,024.47
Expenses Paid During Period†	$0.61	$0.61

† Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The Emerging Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income securities of issuers that are tied economically to countries with emerging securities markets.

»	PIMCO considers an emerging securities market to be one located in any country defined as an emerging or developing economy by the World Bank.

»	The JPMorgan EMBI Global spread closed the third quarter at 2.08% over Treasuries, just shy of its record tight level. Spreads widened 0.17% for the six-month period.

»	An overweight to Brazil boosted returns, as debt buybacks, solid trade performance, ratings upgrades, and increased levels of international reserves supported that country’s performance.

»	An underweight in Turkey contributed to relative performance as that country’s bonds declined substantially in the second quarter due to worries about its large current account deficit, a significant sell-off in the Turkish lira, and an increasing inflation rate.

»	An overweight to Ecuador detracted from returns as its bonds declined in the third quarter, due to the rise of a populist candidate in the presidential polls, and the fall in oil prices.

»	An underweight in the Philippines detracted from returns as the country’s fiscal performance was better than market expectations.

»	Below-index spread duration contributed to performance as emerging markets spreads widened slightly during the six-month period.

»	A short-end curve focus detracted from returns as the yield curve inverted.

6	PIMCO Funds	Private Account Portfolio Series

High Yield Portfolio

Cumulative Returns Through September 30, 2006

                High Yield     Citigroup 3-Month     Merrill Lynch U.S. High
                Portfolio     Treasury Bill Index    Yield, BB-B Rated Index
                ----------    -------------------    -----------------------
 12/31/2000    $5,000,000         $5,000,000              $5,000,000
 01/31/2001     5,252,838          5,025,801               5,312,451
 02/28/2001     5,237,358          5,047,512               5,378,059
 03/31/2001     5,010,239          5,069,771               5,280,394
 04/30/2001     4,889,700          5,089,240               5,227,063
 05/31/2001     4,894,941          5,107,866               5,306,721
 06/30/2001     4,750,311          5,124,263               5,183,552
 07/31/2001     4,820,089          5,140,352               5,260,634
 08/31/2001     4,846,927          5,155,979               5,306,558
 09/30/2001     4,594,269          5,170,776               4,985,935
 10/31/2001     4,687,470          5,184,324               5,148,078
 11/30/2001     4,764,224          5,195,367               5,316,988
 12/31/2001     4,752,885          5,204,458               5,269,984
 01/31/2002     4,776,041          5,212,578               5,295,806
 02/28/2002     4,747,096          5,219,562               5,246,927
 03/31/2002     4,802,011          5,227,236               5,360,050
 04/30/2002     4,843,104          5,234,762               5,430,536
 05/31/2002     4,813,752          5,242,562               5,420,162
 06/30/2002     4,529,565          5,249,900               5,026,333
 07/31/2002     4,206,025          5,257,566               4,830,760
 08/31/2002     4,397,752          5,265,189               4,983,265
 09/30/2002     4,262,343          5,272,456               4,907,571
 10/31/2002     4,324,206          5,279,784               4,862,815
 11/30/2002     4,577,843          5,286,542               5,145,585
 12/31/2002     4,654,347          5,292,886               5,201,776
 01/31/2003     4,768,177          5,298,655               5,318,400
 02/28/2003     4,844,063          5,303,530               5,379,934
 03/31/2003     4,975,225          5,308,886               5,501,842
 04/30/2003     5,265,232          5,313,930               5,767,086
 05/31/2003     5,303,899          5,319,084               5,805,611
 06/30/2003     5,440,473          5,323,925               5,954,989
 07/31/2003     5,341,194          5,328,557               5,856,137
 08/31/2003     5,433,855          5,332,926               5,923,307
 09/30/2003     5,571,264          5,336,979               6,070,322
 10/31/2003     5,700,512          5,341,302               6,181,228
 11/30/2003     5,761,735          5,345,469               6,260,162
 12/31/2003     5,921,211          5,349,745               6,395,506
 01/31/2004     5,977,138          5,353,971               6,478,072
 02/29/2004     5,949,174          5,357,880               6,492,131
 03/31/2004     5,957,818          5,362,112               6,549,649
 04/30/2004     5,936,464          5,366,241               6,494,305
 05/31/2004     5,872,401          5,370,588               6,390,203
 06/30/2004     5,933,628          5,374,992               6,471,229
 07/31/2004     6,013,518          5,380,098               6,573,151
 08/31/2004     6,122,458          5,385,909               6,695,280
 09/30/2004     6,213,833          5,392,318               6,785,667
 10/31/2004     6,348,105          5,399,543               6,905,297
 11/30/2004     6,415,241          5,407,211               6,947,491
 12/31/2004     6,510,015          5,416,133               7,030,652
 01/31/2005     6,517,611          5,425,828               7,035,572
 02/28/2005     6,616,363          5,435,377               7,131,748
 03/31/2005     6,448,524          5,446,791               6,939,906
 04/30/2005     6,370,360          5,458,665               6,900,902
 05/31/2005     6,526,688          5,471,602               7,026,913
 06/30/2005     6,642,104          5,484,461               7,151,711
 07/31/2005     6,737,445          5,498,336               7,248,473
 08/31/2005     6,761,280          5,513,017               7,272,683
 09/30/2005     6,715,171          5,528,067               7,207,665
 10/31/2005     6,674,522          5,544,320               7,166,221
 11/30/2005     6,715,171          5,560,842               7,201,837
 12/31/2005     6,792,940          5,578,637               7,266,366
 01/31/2006     6,900,371          5,597,325               7,381,392
 02/28/2006     6,949,954          5,615,069               7,415,421
 03/31/2006     7,000,928          5,635,844               7,455,317
 04/30/2006     6,992,514          5,656,810               7,479,323
 05/31/2006     6,967,270          5,679,098               7,467,505
 06/30/2006     6,961,490          5,701,076               7,441,668
 07/31/2006     7,038,650          5,724,450               7,518,540
 08/31/2006     7,158,675          5,748,378               7,646,055
 09/30/2006     7,248,004          5,771,947               7,744,842

Allocation Breakdown‡

Industrials	54.6%
Banking & Finance	16.4%
Utilities	15.3%
Bank Loan Obligations	6.6%
Short-Term Instruments	1.6%
Other	5.5%

‡	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the Period Ended September 30, 2006
	6 Months*	1 Year	5 Years	Portfolio Inception (12/08/00)**
High Yield Portfolio	3.53%	7.93%	9.55%	6.94%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.22%	2.58%
Merrill Lynch U.S. High Yield BB-B Rated Index	3.88%	7.45%	9.21%	8.29%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 12/08/00. Index comparisons began on 11/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,035.29	$1,024.77
Expenses Paid During Period†	$0.31	$0.30

† Expenses are equal to the Portfolio’s annualized expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

»	Security selection in the healthcare sector detracted from relative performance as leveraged buyout (“LBO”) activity weighed heavily on higher-rated bonds.

»	An underweight to consumer non-cyclicals hurt performance as the industry category was well supported by multiple sub-sectors such as tobacco, wholesale foods, and food/drug retailers.

»	Although an overweight to energy detracted from relative performance as the sector slumped on declines in energy commodity prices, security selection contributed to performance as pipeline companies outperformed the broader sector.

»	An underweight to building products contributed positively to relative performance as the sector significantly underperformed on weaker demand and rising inventories.

»	An underweight to metals and mining, one of the worst performing sectors over the period, added to returns.

Semiannual Report	September 30, 2006	7

International Portfolio

Cumulative Returns Through September 30, 2006

                                   Citigroup       JPMorgan Government Bond
                International    3-Month Treasury     Indicies Global ex-U.S.
                  Portfolio          Bill Index         Index Hedged in USD
                -------------    ----------------    ------------------------
12/31/1989        $5,000,000       $5,000,000            $5,000,000
01/31/1990         4,944,945        5,032,999             4,894,002
02/28/1990         4,859,860        5,063,247             4,822,549
03/31/1990         4,924,925        5,097,222             4,826,888
04/30/1990         4,894,711        5,130,507             4,824,957
05/31/1990         4,980,318        5,165,137             4,945,583
06/30/1990         5,060,889        5,198,815             4,971,299
07/31/1990         5,189,338        5,233,230             4,995,162
08/31/1990         5,101,993        5,267,300             4,923,731
09/30/1990         5,096,855        5,299,640             4,900,097
10/31/1990         5,191,047        5,332,656             5,035,831
11/30/1990         5,295,705        5,364,279             5,113,886
12/31/1990         5,353,791        5,396,144             5,164,511
01/31/1991         5,461,621        5,426,794             5,262,640
02/28/1991         5,537,103        5,453,222             5,343,157
03/31/1991         5,493,971        5,481,524             5,351,704
04/30/1991         5,571,350        5,508,000             5,390,773
05/31/1991         5,598,986        5,534,659             5,432,283
06/30/1991         5,576,878        5,560,230             5,392,084
07/31/1991         5,627,372        5,586,751             5,422,820
08/31/1991         5,756,415        5,613,065             5,504,703
09/30/1991         5,868,626        5,637,986             5,585,071
10/31/1991         5,919,955        5,662,738             5,629,192
11/30/1991         5,937,064        5,685,275             5,634,259
12/31/1991         6,117,563        5,706,595             5,727,223
01/31/1992         6,123,555        5,726,339             5,781,061
02/29/1992         6,153,514        5,744,206             5,800,139
03/31/1992         6,096,592        5,763,736             5,758,379
04/30/1992         6,127,014        5,782,411             5,783,140
05/31/1992         6,212,196        5,801,435             5,836,343
06/30/1992         6,193,943        5,819,129             5,828,173
07/31/1992         6,193,943        5,836,587             5,809,522
08/31/1992         6,193,943        5,853,221             5,810,685
09/30/1992         6,298,508        5,867,912             5,890,873
10/31/1992         6,465,397        5,882,758             6,010,455
11/30/1992         6,465,397        5,897,406             6,001,441
12/31/1992         6,545,751        5,913,212             6,069,258
01/31/1993         6,570,432        5,929,000             6,124,490
02/28/1993         6,704,914        5,942,754             6,235,345
03/31/1993         6,743,338        5,957,731             6,239,086
04/30/1993         6,717,722        5,972,208             6,239,709
05/31/1993         6,763,200        5,987,437             6,274,653
06/30/1993         6,912,627        6,002,405             6,402,655
07/31/1993         6,997,086        6,018,132             6,474,365
08/31/1993         7,128,240        6,033,839             6,609,031
09/30/1993         7,141,356        6,048,864             6,637,449
10/31/1993         7,252,837        6,064,469             6,725,728
11/30/1993         7,292,542        6,079,812             6,772,807
12/31/1993         7,480,184        6,095,863             6,913,004
01/31/1994         7,466,522        6,111,835             6,878,440
02/28/1994         7,271,176        6,126,626             6,723,674
03/31/1994         7,184,356        6,143,903             6,662,489
04/30/1994         7,133,711        6,162,212             6,615,184
05/31/1994         6,943,674        6,182,670             6,541,754
06/30/1994         6,768,255        6,203,629             6,475,028
07/31/1994         6,804,801        6,226,087             6,517,762
08/31/1994         6,723,527        6,249,248             6,455,193
09/30/1994         6,686,585        6,272,682             6,461,002
10/31/1994         6,716,139        6,298,337             6,486,200
11/30/1994         6,775,247        6,325,041             6,577,654
12/31/1994         6,768,742        6,354,390             6,562,527
01/31/1995         6,845,010        6,383,875             6,634,060
02/28/1995         6,940,344        6,411,964             6,719,640
03/31/1995         7,092,879        6,443,574             6,856,718
04/30/1995         7,226,348        6,474,568             6,965,740
05/31/1995         7,283,548        6,506,552             7,194,219
06/30/1995         7,216,814        6,537,394             7,170,476
07/31/1995         7,359,816        6,568,905             7,260,826
08/31/1995         7,512,351        6,600,040             7,323,992
09/30/1995         7,579,085        6,629,675             7,439,711
10/31/1995         7,741,153        6,660,104             7,523,038
11/30/1995         8,028,929        6,689,542             7,687,792
12/31/1995         8,172,816        6,720,181             7,759,288
01/31/1996         8,323,303        6,750,354             7,853,176
02/29/1996         8,071,081        6,777,963             7,760,509
03/31/1996         8,162,452        6,806,702             7,824,921
04/30/1996         8,314,737        6,834,746             7,918,820
05/31/1996         8,294,432        6,864,067             7,972,668
06/30/1996         8,406,606        6,892,827             8,038,841
07/31/1996         8,518,966        6,922,743             8,099,132
08/31/1996         8,682,399        6,953,132             8,206,850
09/30/1996         8,938,478        6,982,893             8,381,658
10/31/1996         9,277,524        7,013,478             8,519,953
11/30/1996         9,585,748        7,042,935             8,690,353
12/31/1996         9,541,698        7,073,148             8,702,521
01/31/1997         9,589,950        7,103,775             8,811,304
02/28/1997         9,650,264        7,131,551             8,867,695
03/31/1997         9,456,645        7,162,645             8,820,698
04/30/1997         9,529,482        7,193,156             8,915,963
05/31/1997         9,711,574        7,224,950             8,962,325
06/30/1997         9,917,871        7,255,296             9,114,683
07/31/1997        10,149,939        7,286,566             9,259,609
08/31/1997        10,027,798        7,317,972             9,270,720
09/30/1997        10,224,042        7,348,998             9,434,811
10/31/1997        10,088,868        7,381,040             9,495,192
11/30/1997        10,150,311        7,412,114             9,563,560
12/31/1997        10,134,127        7,444,283             9,687,886
01/31/1998        10,367,431        7,477,113             9,816,715
02/28/1998        10,323,686        7,506,872             9,904,106
03/31/1998        10,542,817        7,540,202             9,992,250
04/30/1998        10,601,551        7,572,172            10,043,212
05/31/1998        10,807,121        7,604,885            10,180,804
06/30/1998        10,940,178        7,636,140            10,224,581
07/31/1998        10,940,178        7,668,442            10,319,668
08/31/1998        10,688,849        7,701,109            10,522,966
09/30/1998        10,956,920        7,732,606            10,772,362
10/31/1998        10,778,275        7,763,692            10,756,203
11/30/1998        10,867,598        7,792,262            10,872,370
12/31/1998        11,270,457        7,821,093            10,859,322
01/31/1999        11,396,384        7,850,266            10,993,977
02/28/1999        11,097,307        7,877,036            10,920,319
03/31/1999        11,144,530        7,907,125            11,050,270
04/30/1999        11,160,271        7,936,383            11,190,608
05/31/1999        10,939,899        7,966,858            11,144,727
06/30/1999        10,924,617        7,996,414            10,971,984
07/31/1999        10,908,762        8,027,681            10,943,457
08/31/1999        10,861,194        8,059,471            10,963,155
09/30/1999        10,988,621        8,091,064            11,004,817
10/31/1999        10,972,649        8,124,075            11,031,228
11/30/1999        10,924,733        8,156,897            11,095,206
12/31/1999        11,003,998        8,191,726            11,128,492
01/31/2000        10,938,693        8,227,689            11,129,607
02/29/2000        10,922,366        8,262,738            11,211,964
03/31/2000        11,069,547        8,301,490            11,375,657
04/30/2000        11,020,203        8,340,425            11,437,085
05/31/2000        11,135,340        8,381,210            11,528,579
06/30/2000        11,250,597        8,420,517            11,583,916
07/31/2000        11,300,305        8,461,272            11,667,320
08/31/2000        11,300,305        8,503,155            11,669,652
09/30/2000        11,383,888        8,545,416            11,770,012
10/31/2000        11,400,579        8,590,195            11,865,348
11/30/2000        11,617,574        8,634,090            12,075,364
12/31/2000        11,843,083        8,679,505            12,209,400
01/31/2001        12,033,264        8,724,293            12,354,192
02/28/2001        12,119,709        8,761,981            12,460,339
03/31/2001        12,274,582        8,800,621            12,554,379
04/30/2001        11,752,260        8,834,416            12,469,309
05/31/2001        11,543,331        8,866,749            12,534,149
06/30/2001        11,583,758        8,895,212            12,603,088
07/31/2001        12,164,706        8,923,143            12,717,775
08/31/2001        12,534,401        8,950,270            12,824,606
09/30/2001        12,919,899        8,975,956            12,877,187
10/31/2001        13,760,945        8,999,473            13,112,839
11/30/2001        13,349,370        9,018,642            13,056,452
12/31/2001        13,094,399        9,034,424            12,948,085
01/31/2002        13,554,202        9,048,518            12,962,329
02/28/2002        13,954,031        9,060,643            12,973,994
03/31/2002        13,075,219        9,073,963            12,907,829
04/30/2002        13,315,867        9,087,029            13,012,382
05/31/2002        13,315,867        9,100,568            13,029,153
06/30/2002        13,583,820        9,113,307            13,197,377
07/31/2002        13,624,673        9,126,614            13,325,390
08/31/2002        13,461,259        9,139,847            13,485,295
09/30/2002        13,901,122        9,152,461            13,639,028
10/31/2002        13,552,569        9,165,182            13,633,339
11/30/2002        13,983,135        9,176,914            13,658,436
12/31/2002        14,613,804        9,187,926            13,855,117
01/31/2003        15,278,068        9,197,940            13,963,687
02/28/2003        15,749,481        9,206,402            14,059,578
03/31/2003        15,470,918        9,215,701            14,042,205
04/30/2003        15,535,202        9,224,456            14,073,611
05/31/2003        16,092,326        9,233,403            14,296,990
06/30/2003        16,199,466        9,241,806            14,222,923
07/31/2003        15,106,645        9,249,847            14,065,017
08/31/2003        15,706,625        9,257,432            13,963,625
09/30/2003        16,263,749        9,264,468            14,117,015
10/31/2003        15,535,202        9,271,972            13,985,203
11/30/2003        15,278,068        9,279,204            13,997,939
12/31/2003        16,081,099        9,286,627            14,129,010
01/31/2004        16,168,655        9,293,964            14,192,381
02/29/2004        16,606,435        9,300,748            14,327,842
03/31/2004        17,248,511        9,308,096            14,366,359
04/30/2004        16,752,361        9,315,263            14,253,898
05/31/2004        16,577,249        9,322,809            14,229,724
06/30/2004        16,534,769        9,330,453            14,212,042
07/31/2004        16,653,086        9,339,317            14,269,107
08/31/2004        17,067,195        9,349,404            14,470,907
09/30/2004        17,111,216        9,360,530            14,553,568
10/31/2004        17,504,230        9,373,073            14,645,998
11/30/2004        18,048,403        9,386,382            14,773,050
12/31/2004        18,280,482        9,401,870            14,864,676
01/31/2005        18,567,110        9,418,699            15,009,719
02/28/2005        18,376,025        9,435,276            14,937,692
03/31/2005        18,696,150        9,455,090            15,051,514
04/30/2005        18,791,864        9,475,702            15,241,690
05/31/2005        18,919,483        9,498,160            15,368,371
06/30/2005        19,092,123        9,520,480            15,534,312
07/31/2005        19,027,073        9,544,567            15,465,253
08/31/2005        19,319,797        9,570,051            15,590,821
09/30/2005        19,029,572        9,596,178            15,574,004
10/31/2005        18,761,077        9,624,390            15,494,063
11/30/2005        18,626,830        9,653,071            15,580,249
12/31/2005        18,738,228        9,683,961            15,696,605
01/31/2006        18,964,444        9,716,402            15,667,238
02/28/2006        18,964,444        9,747,203            15,703,344
03/31/2006        19,277,467        9,783,268            15,565,720
04/30/2006        19,772,737        9,819,661            15,477,680
05/31/2006        19,848,933        9,858,351            15,567,574
06/30/2006        19,731,665        9,896,503            15,561,392
07/31/2006        19,731,665        9,937,078            15,718,862
08/31/2006        19,615,823        9,978,615            15,987,187
09/30/2006        19,658,665       10,019,528            16,087,345

Allocation Breakdown‡

United States	23.7%
France Treasury Bills	22.5%
Commercial Paper	20.8%
Italy	11.6%
Belgium Treasury Bills	4.2%
Other	17.2%

‡	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the Period Ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/13/89)**
International Portfolio	1.97%	3.30%	8.76%	8.20%	8.51%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.22%	3.68%	4.26%
JPMorgan Government Bond Indicies Global ex-U.S. Index Hedged in USD	3.35%	3.30%	4.55%	6.74%	7.21%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 12/13/89. Index comparisons began on 11/30/89.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,019.75	$1,024.47
Expenses Paid During Period†	$0.61	$0.61

† Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The International Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a portfolio of fixed-income instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”) or asset-backed securities (“ABS”).

»	An underweight to shorter maturities and a curve flattening bias added to returns as interest rate increases by the European Central Bank and a tightening bias led to a flattening of the yield curve.

»	A focus on the short-to-intermediate portion of the U.K yield curve detracted from returns. Near maturity U.K. yields rose as the Bank of England raised interest rates, while the long-end of the yield curve inverted further on strong pension-related buying.

»	An underweight to Japanese bonds detracted from returns as weak inflation data pushed back the Bank of Japan’s rate normalization process causing yields to fall.

»	A long position in the euro versus the U.S dollar contributed to returns as the euro benefited from interest rate hikes by the European Central Bank.

»	A long position in the Japanese yen versus the U.S. dollar detracted from returns as the yen fell following a delay in the Bank of Japan’s interest rate normalization process.

8	PIMCO Funds	Private Account Portfolio Series

Investment Grade Corporate Portfolio

Cumulative Returns Through September 30, 2006

                Investment         Citigroup        Lehman Brothers Credit
             Grade Corporate    3-Month Treasury    Investment Grade Index
                Portfolio          Bill Index         (Ex-Aa3 and Higher)
             ---------------    ----------------    ----------------------
01/31/2000      $5,000,000          $5,000,000          $5,000,000
02/29/2000       5,060,120           5,021,300           5,047,502
03/31/2000       5,115,509           5,044,849           5,085,355
04/30/2000       5,080,160           5,068,510           5,032,471
05/31/2000       5,090,260           5,093,295           5,010,829
06/30/2000       5,186,549           5,117,182           5,143,615
07/31/2000       5,227,630           5,141,949           5,207,398
08/31/2000       5,294,388           5,167,402           5,273,011
09/30/2000       5,341,134           5,193,084           5,296,213
10/31/2000       5,351,556           5,220,296           5,291,975
11/30/2000       5,424,508           5,246,972           5,355,477
12/31/2000       5,504,589           5,274,571           5,451,339
01/31/2001       5,606,525           5,301,788           5,612,158
02/28/2001       5,665,541           5,324,691           5,656,490
03/31/2001       5,708,401           5,348,173           5,691,564
04/30/2001       5,703,006           5,368,711           5,672,209
05/31/2001       5,751,565           5,388,360           5,730,068
06/30/2001       5,773,561           5,405,657           5,760,437
07/31/2001       5,932,115           5,422,630           5,916,546
08/31/2001       6,019,593           5,439,115           5,997,011
09/30/2001       6,093,290           5,454,725           5,964,625
10/31/2001       6,181,759           5,469,016           6,116,722
11/30/2001       6,093,290           5,480,666           6,067,790
12/31/2001       6,082,761           5,490,256           6,024,100
01/31/2002       6,116,648           5,498,822           6,076,512
02/28/2002       6,122,296           5,506,190           6,114,184
03/31/2002       6,036,071           5,514,285           6,002,909
04/30/2002       6,121,730           5,522,225           6,073,142
05/31/2002       6,110,309           5,530,452           6,156,345
06/30/2002       5,949,690           5,538,194           6,144,031
07/31/2002       5,700,579           5,546,281           6,104,093
08/31/2002       6,036,589           5,554,323           6,273,789
09/30/2002       5,979,543           5,561,988           6,382,325
10/31/2002       5,950,029           5,569,719           6,289,141
11/30/2002       6,215,655           5,576,848           6,412,674
12/31/2002       6,432,682           5,583,540           6,612,278
01/31/2003       6,594,746           5,589,626           6,640,275
02/28/2003       6,750,576           5,594,768           6,781,307
03/31/2003       6,872,717           5,600,419           6,787,526
04/30/2003       7,188,559           5,605,739           6,940,977
05/31/2003       7,428,598           5,611,177           7,177,540
06/30/2003       7,507,477           5,616,283           7,158,266
07/31/2003       7,056,384           5,621,170           6,845,802
08/31/2003       7,243,266           5,625,779           6,906,264
09/30/2003       7,509,211           5,630,055           7,161,606
10/31/2003       7,489,467           5,634,615           7,085,547
11/30/2003       7,568,443           5,639,010           7,123,116
12/31/2003       7,791,351           5,643,521           7,207,029
01/31/2004       7,840,708           5,647,980           7,284,129
02/29/2004       7,868,912           5,652,103           7,377,537
03/31/2004       7,919,404           5,656,568           7,450,506
04/30/2004       7,719,815           5,660,924           7,209,412
05/31/2004       7,684,174           5,665,509           7,156,126
06/30/2004       7,743,004           5,670,155           7,187,727
07/31/2004       7,858,571           5,675,541           7,281,329
08/31/2004       8,053,591           5,681,671           7,460,647
09/30/2004       8,147,322           5,688,432           7,507,924
10/31/2004       8,264,445           5,696,055           7,584,368
11/30/2004       8,271,765           5,704,143           7,509,168
12/31/2004       8,418,316           5,713,555           7,615,652
01/31/2005       8,443,673           5,723,782           7,680,876
02/28/2005       8,469,029           5,733,856           7,636,819
03/31/2005       8,317,648           5,745,897           7,527,414
04/30/2005       8,343,267           5,758,423           7,625,518
05/31/2005       8,462,823           5,772,071           7,738,404
06/30/2005       8,591,436           5,785,635           7,803,536
07/31/2005       8,626,009           5,800,273           7,728,768
08/31/2005       8,703,799           5,815,759           7,851,045
09/30/2005       8,675,847           5,831,636           7,721,838
10/31/2005       8,649,476           5,848,781           7,628,209
11/30/2005       8,684,637           5,866,211           7,676,757
12/31/2005       8,779,632           5,884,983           7,756,640
01/31/2006       8,905,958           5,904,697           7,739,703
02/28/2006       8,942,051           5,923,415           7,780,226
03/31/2006       8,887,780           5,945,332           7,655,966
04/30/2006       8,869,586           5,967,448           7,625,080
05/31/2006       8,869,586           5,990,960           7,605,072
06/30/2006       8,885,964           6,014,145           7,616,510
07/31/2006       9,024,374           6,038,803           7,733,356
08/31/2006       9,172,012           6,064,045           7,884,710
09/30/2006       9,279,095           6,088,908           7,977,211

Allocation Breakdown‡

Industrials	42.4%
Banking & Finance	29.8%
Utilities	17.6%
Short-Term Instruments	8.8%
Preferred Stocks	0.5%
Other	0.9%

‡	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the Period Ended September 30, 2006
	6 Months*	1 Year	5 Years	Portfolio Inception (01/26/00)**
Investment Grade Corporate Portfolio	4.40%	6.95%	8.77%	9.67%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.22%	3.00%
Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)	4.20%	3.31%	5.99%	7.26%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 01/26/00. Index comparisons began on 01/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,044.01	$1,024.82
Expenses Paid During Period†	$0.26	$0.25

† Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The Investment Grade Corporate Portfolio seeks to achieve its investment objectives by allocating, under normal circumstances, at least 80% of its assets to a portfolio of corporate fixed-income securities of varying maturities, which may be composed of options, futures contracts, and/or swap agreements.

»	Below-index duration detracted from returns, especially in the third quarter of 2006, as U.S. interest rates fell.

»	An emphasis on BBB-rated issues detracted from returns as higher-quality securities outperformed. However, an allocation to below investment-grade securities added to returns as high-yield bonds outperformed high-grade bonds.

»	An underweight to energy contributed to returns while the market focused on the adequate supply situation.

»	Below-index exposure to consumer cyclicals benefited performance, particularly in the third quarter of 2006, as fears of a slowing consumer economy weighed upon the sector.

»	An overweight allocation to natural gas detracted from relative performance, especially in the second quarter of 2006, as unseasonably warm weather lowered earnings.

»	A below-index position in basic industries helped returns as management of these companies continued to focus on enhancing shareholder value.

»	An underweight to consumer non-cyclicals detracted from relative performance, as this sector remained relatively insulated from the risk of an economic downturn.

»	An above-index emphasis on banking contributed to relative performance as these entities performed well following an increase in fee income as a percentage of total revenue.

»	An underweight of the capital goods sector detracted from returns as positive demand trends and growth boosted this industry.

»	An overweight allocation to securities issued by emerging market sovereigns added to performance as these securities benefited from declining interest rates in the U.S. and rating upgrades, which reflected continued fundamental strength.

Semiannual Report	September 30, 2006	9

Mortgage Portfolio

Cumulative Returns Through September 30, 2006

                Mortgage      Citigroup 3-Month      Lehman Brothers
                Portfolio    Treasury Bill Index     Mortgage Index
               -----------   -------------------     ---------------
01/31/2000     $5,000,000        $5,000,000             $5,000,000
02/29/2000      5,085,000         5,021,300              5,057,992
03/31/2000      5,160,295         5,044,849              5,113,319
04/30/2000      5,155,266         5,068,510              5,116,834
05/31/2000      5,150,236         5,093,295              5,119,160
06/30/2000      5,251,091         5,117,182              5,228,612
07/31/2000      5,286,605         5,141,949              5,262,172
08/31/2000      5,357,635         5,167,402              5,341,959
09/30/2000      5,403,807         5,193,084              5,397,315
10/31/2000      5,439,832         5,220,296              5,436,104
11/30/2000      5,537,616         5,246,972              5,517,836
12/31/2000      5,658,808         5,274,571              5,606,715
01/31/2001      5,723,113         5,301,788              5,693,999
02/28/2001      5,771,341         5,324,691              5,726,594
03/31/2001      5,808,778         5,348,173              5,759,835
04/30/2001      5,803,394         5,368,711              5,767,801
05/31/2001      5,857,229         5,388,360              5,806,081
06/30/2001      5,880,595         5,405,657              5,818,499
07/31/2001      6,016,973         5,422,630              5,921,792
08/31/2001      6,082,434         5,439,115              5,974,028
09/30/2001      6,174,761         5,454,725              6,063,523
10/31/2001      6,263,130         5,469,016              6,147,334
11/30/2001      6,213,422         5,480,666              6,090,543
12/31/2001      6,218,386         5,490,256              6,067,605
01/31/2002      6,270,495         5,498,822              6,123,797
02/28/2002      6,339,974         5,506,190              6,193,491
03/31/2002      6,254,812         5,514,285              6,127,890
04/30/2002      6,389,136         5,522,225              6,243,896
05/31/2002      6,441,697         5,530,452              6,289,227
06/30/2002      6,518,560         5,538,194              6,341,427
07/31/2002      6,613,032         5,546,281              6,413,719
08/31/2002      6,683,886         5,554,323              6,464,387
09/30/2002      6,748,696         5,561,988              6,510,285
10/31/2002      6,736,783         5,569,719              6,535,192
11/30/2002      6,724,870         5,576,848              6,530,556
12/31/2002      6,780,479         5,583,540              6,598,758
01/31/2003      6,793,012         5,589,626              6,614,857
02/28/2003      6,849,412         5,594,768              6,659,205
03/31/2003      6,861,208         5,600,419              6,659,768
04/30/2003      6,899,011         5,605,739              6,687,574
05/31/2003      6,924,213         5,611,177              6,693,111
06/30/2003      6,927,303         5,616,283              6,704,053
07/31/2003      6,787,357         5,621,170              6,578,467
08/31/2003      6,863,691         5,625,779              6,625,270
09/30/2003      6,966,639         5,630,055              6,738,151
10/31/2003      6,960,224         5,634,615              6,714,803
11/30/2003      6,985,884         5,639,010              6,728,817
12/31/2003      7,055,247         5,643,521              6,801,132
01/31/2004      7,095,333         5,647,980              6,843,724
02/29/2004      7,155,463         5,652,103              6,901,407
03/31/2004      7,199,158         5,656,568              6,931,635
04/30/2004      7,097,952         5,660,924              6,808,230
05/31/2004      7,091,205         5,665,509              6,793,332
06/30/2004      7,152,635         5,670,155              6,853,442
07/31/2004      7,220,820         5,675,541              6,914,857
08/31/2004      7,329,917         5,681,671              7,021,499
09/30/2004      7,351,298         5,688,432              7,032,150
10/31/2004      7,406,623         5,696,055              7,088,840
11/30/2004      7,385,876         5,704,143              7,071,139
12/31/2004      7,445,932         5,713,555              7,120,944
01/31/2005      7,481,355         5,723,782              7,158,844
02/28/2005      7,453,017         5,733,856              7,125,694
03/31/2005      7,446,343         5,745,897              7,112,451
04/30/2005      7,539,512         5,758,423              7,191,166
05/31/2005      7,596,847         5,772,071              7,247,812
06/30/2005      7,630,948         5,785,635              7,274,118
07/31/2005      7,602,043         5,800,273              7,237,655
08/31/2005      7,681,532         5,815,759              7,301,756
09/30/2005      7,636,476         5,831,636              7,263,374
10/31/2005      7,570,708         5,848,781              7,212,748
11/30/2005      7,599,938         5,866,211              7,236,233
12/31/2005      7,681,745         5,884,983              7,306,989
01/31/2006      7,703,947         5,904,697              7,330,553
02/28/2006      7,748,350         5,923,415              7,364,687
03/31/2006      7,681,856         5,945,332              7,302,230
04/30/2006      7,696,787         5,967,448              7,302,636
05/31/2006      7,674,391         5,990,960              7,288,764
06/30/2006      7,688,396         6,014,145              7,302,846
07/31/2006      7,809,354         6,038,803              7,407,452
08/31/2006      7,922,752         6,064,045              7,515,151
09/30/2006      7,990,128         6,088,908              7,567,677

Allocation Breakdown‡

U.S. Government Agencies	76.2%
Short-Term Instruments	14.7%
Asset-Backed Securities	4.9%
Mortgage-Backed Securities	4.0%
U.S. Treasury Obligations	0.2%

‡	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the Period Ended September 30, 2006
	6 Months*	1 Year	5 Years	Portfolio Inception (01/31/00)
Mortgage Portfolio	4.01%	4.63%	5.29%	7.29%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.22%	3.00%
Lehman Brothers Mortgage Index	3.64%	4.19%	4.53%	6.42%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,040.12	$1,024.82
Expenses Paid During Period†	$0.26	$0.25

† Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The Mortgage Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities

»	Duration positioning above the index added to returns as the 10-year Treasury yield declined during the period.

»	A modest overweight to 30-year conventional mortgages (FNMA and FHLMC) contributed to performance as they outpaced the broader index.

»	An overweight to 30-year GNMA mortgages late in the period detracted from performance as they underperformed.

»	A bias toward a steepening yield curve in the Portfolio detracted from performance as short interest rates rose and longer rates fell during the period.

»	Exposure to floating rate asset-backed securities contributed positively to returns as they outperformed the mortgage index.

10	PIMCO Funds	Private Account Portfolio Series

Municipal Sector Portfolio

Cumulative Returns Through September 30, 2006

                                                             Lehman Brothers
                 Municipal Sector     Citigroup 3-Month      Long Municipal
                     Portfolio       Treasury Bill Index       Bond Index
                 ----------------    -------------------     ----------------
08/31/2000           5,000,000            5,000,000            5,000,000
09/30/2000           4,959,960            5,024,850            4,948,658
10/31/2000           5,015,015            5,051,181            5,020,837
11/30/2000           5,075,075            5,076,992            5,079,702
12/31/2000           5,324,825            5,103,697            5,262,601
01/31/2001           5,365,356            5,130,033            5,286,899
02/28/2001           5,400,821            5,152,194            5,311,515
03/31/2001           5,491,989            5,174,915            5,370,586
04/30/2001           5,400,625            5,194,787            5,281,662
05/31/2001           5,537,671            5,213,800            5,343,327
06/30/2001           5,626,381            5,230,536            5,389,866
07/31/2001           5,708,518            5,246,960            5,507,195
08/31/2001           5,831,724            5,262,911            5,617,734
09/30/2001           5,717,714            5,278,015            5,562,110
10/31/2001           5,681,428            5,291,843            5,652,894
11/30/2001           5,748,817            5,303,115            5,602,972
12/31/2001           5,656,523            5,312,395            5,514,870
01/31/2002           5,764,678            5,320,683            5,622,952
02/28/2002           5,910,688            5,327,812            5,692,909
03/31/2002           5,768,464            5,335,645            5,560,490
04/30/2002           5,850,247            5,343,328            5,659,179
05/31/2002           5,904,769            5,351,289            5,698,366
06/30/2002           5,937,878            5,358,780            5,754,583
07/31/2002           5,993,011            5,366,604            5,844,481
08/31/2002           5,948,904            5,374,386            5,933,253
09/30/2002           6,052,278            5,381,803            6,112,844
10/31/2002           5,894,049            5,389,283            5,971,639
11/30/2002           5,865,794            5,396,182            5,943,983
12/31/2002           6,048,370            5,402,657            6,089,780
01/31/2003           5,995,106            5,408,545            6,057,361
02/28/2003           6,089,797            5,413,521            6,149,937
03/31/2003           6,065,467            5,418,989            6,148,018
04/30/2003           6,107,298            5,424,137            6,190,774
05/31/2003           6,322,428            5,429,398            6,372,665
06/30/2003           6,289,333            5,434,339            6,347,746
07/31/2003           5,963,086            5,439,067            6,041,972
08/31/2003           6,005,377            5,443,528            6,088,593
09/30/2003           6,234,351            5,447,665            6,293,256
10/31/2003           6,209,927            5,452,077            6,279,727
11/30/2003           6,307,625            5,456,330            6,392,546
12/31/2003           6,384,325            5,460,695            6,463,051
01/31/2004           6,439,894            5,465,009            6,520,240
02/29/2004           6,575,731            5,468,998            6,623,525
03/31/2004           6,525,992            5,473,319            6,620,283
04/30/2004           6,282,438            5,477,533            6,411,492
05/31/2004           6,244,968            5,481,970            6,356,052
06/30/2004           6,273,603            5,486,465            6,381,361
07/31/2004           6,374,586            5,491,678            6,484,342
08/31/2004           6,538,684            5,497,609            6,650,993
09/30/2004           6,580,206            5,504,151            6,708,984
10/31/2004           6,650,412            5,511,526            6,794,435
11/30/2004           6,567,442            5,519,353            6,746,253
12/31/2004           6,683,816            5,528,460            6,868,321
01/31/2005           6,742,275            5,538,356            6,996,290
02/28/2005           6,716,293            5,548,103            7,001,866
03/31/2005           6,653,028            5,559,754            6,976,973
04/30/2005           6,803,935            5,571,874            7,107,042
05/31/2005           6,862,985            5,585,080            7,192,976
06/30/2005           6,941,138            5,598,205            7,259,796
07/31/2005           6,914,595            5,612,368            7,254,530
08/31/2005           7,000,861            5,627,353            7,345,426
09/30/2005           6,926,873            5,642,716            7,273,614
10/31/2005           6,846,250            5,659,305            7,215,301
11/30/2005           6,893,280            5,676,170            7,251,892
12/31/2005           6,991,848            5,694,334            7,347,825
01/31/2006           7,039,411            5,713,410            7,359,850
02/28/2006           7,107,359            5,731,521            7,462,915
03/31/2006           7,050,610            5,752,728            7,403,233
04/30/2006           7,043,745            5,774,128            7,395,796
05/31/2006           7,091,802            5,796,878            7,422,844
06/30/2006           7,017,046            5,819,312            7,392,949
07/31/2006           7,141,979            5,843,171            7,505,290
08/31/2006           7,308,555            5,867,596            7,645,437
09/30/2006           7,354,225            5,891,653            7,709,160

Allocation Breakdown‡

Texas	16.4%
Short-Term Instruments	14.3%
New York	9.3%
California	7.1%
New Jersey	5.5%
Illinois	5.0%
Other	42.4%

‡	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the Period Ended September 30, 2006
	6 Months*	1 Year	5 Years	Portfolio Inception (08/21/00)**
Municipal Sector Portfolio	4.31%	6.17%	5.16%	6.54%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.22%	2.74%
Lehman Brothers Long Municipal Bond Index	4.13%	5.99%	6.75%	7.38%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 08/21/00. Index comparisons began on 08/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,043.05	$1,024.82
Expenses Paid During Period†	$0.26	$0.25

† Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The Municipal Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities, or in instruments that provide exposure to the municipal securities sector, such as options, futures contracts, or swap agreements.

»	The Portfolio’s average credit quality was AA at the end of the period similar to the benchmark’s average of AA2/AA3.

»	Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.44%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 3.73% and 3.61%, respectively, during the six-month period.

»	The Portfolio’s effective duration was managed below that of its benchmark throughout the period, which detracted from performance, as municipal yields increased across all maturities.

»	The yield ratio between 10-year municipals and Treasuries declined to 79.48%; 10-year municipal yields declined more than Treasuries and the ratio between 30-year municipals and Treasuries declined to 87.55% for the period.

»	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

»	Exposure to zero coupon municipal bonds helped performance as rates decreased over the six-month period.

Semiannual Report	September 30, 2006	11

Real Return Portfolio

Cumulative Returns Through September 30, 2006

                    Real Return        Citigroup 3-Month    Lehman Brothers
                     Portfolio        Treasury Bill Index   U.S. TIPS Index
                    -----------       -------------------   ----------------
04/30/2000           5,000,000            5,000,000            5,000,000
05/31/2000           4,990,000            5,024,450            4,986,999
06/30/2000           5,070,080            5,048,014            5,049,832
07/31/2000           5,110,239            5,072,447            5,092,997
08/31/2000           5,160,437            5,097,555            5,130,685
09/30/2000           5,210,932            5,122,890            5,157,363
10/31/2000           5,277,151            5,149,735            5,219,768
11/30/2000           5,358,651            5,176,049            5,295,456
12/31/2000           5,398,355            5,203,275            5,352,644
01/31/2001           5,524,020            5,230,125            5,464,518
02/28/2001           5,644,449            5,252,718            5,556,865
03/31/2001           5,691,545            5,275,883            5,610,213
04/30/2001           5,733,549            5,296,143            5,641,628
05/31/2001           5,817,557            5,315,526            5,708,202
06/30/2001           5,815,792            5,332,589            5,701,353
07/31/2001           5,911,657            5,349,333            5,796,567
08/31/2001           5,916,983            5,365,596            5,804,680
09/30/2001           5,965,514            5,380,994            5,838,346
10/31/2001           6,100,602            5,395,092            5,976,716
11/30/2001           5,960,110            5,406,585            5,843,641
12/31/2001           5,902,304            5,416,045            5,775,270
01/31/2002           5,937,160            5,424,495            5,809,343
02/28/2002           6,047,538            5,431,763            5,897,647
03/31/2002           5,987,433            5,439,749            5,861,080
04/30/2002           6,179,263            5,447,582            6,021,089
05/31/2002           6,295,524            5,455,698            6,116,822
06/30/2002           6,428,153            5,463,335            6,203,412
07/31/2002           6,556,716            5,471,312            6,305,765
08/31/2002           6,832,209            5,479,246            6,531,512
09/30/2002           6,998,078            5,486,807            6,696,106
10/31/2002           6,782,468            5,494,434            6,517,363
11/30/2002           6,800,949            5,501,467            6,512,752
12/31/2002           7,076,219            5,508,068            6,731,642
01/31/2003           7,126,674            5,514,072            6,782,370
02/28/2003           7,391,559            5,519,145            7,036,415
03/31/2003           7,260,335            5,524,719            6,922,386
04/30/2003           7,241,279            5,529,968            6,904,591
05/31/2003           7,596,991            5,535,332            7,232,151
06/30/2003           7,527,409            5,540,369            7,158,247
07/31/2003           7,154,255            5,545,189            6,827,826
08/31/2003           7,302,230            5,549,737            6,950,253
09/30/2003           7,592,749            5,553,954            7,180,309
10/31/2003           7,618,575            5,558,453            7,219,273
11/30/2003           7,618,575            5,562,789            7,223,586
12/31/2003           7,702,552            5,567,239            7,297,214
01/31/2004           7,797,729            5,571,637            7,380,973
02/29/2004           7,994,882            5,575,704            7,551,315
03/31/2004           8,121,044            5,580,109            7,672,274
04/30/2004           7,733,356            5,584,406            7,300,025
05/31/2004           7,882,990            5,588,929            7,431,530
06/30/2004           7,884,815            5,593,512            7,434,721
07/31/2004           7,967,813            5,598,826            7,504,178
08/31/2004           8,182,224            5,604,873            7,705,389
09/30/2004           8,199,462            5,611,542            7,720,604
10/31/2004           8,305,126            5,619,062            7,797,833
11/30/2004           8,276,949            5,627,041            7,779,193
12/31/2004           8,413,763            5,636,326            7,914,921
01/31/2005           8,399,092            5,646,415            7,915,525
02/28/2005           8,369,750            5,656,352            7,881,715
03/31/2005           8,402,818            5,668,231            7,888,756
04/30/2005           8,557,607            5,680,587            8,039,400
05/31/2005           8,616,574            5,694,050            8,094,684
06/30/2005           8,644,573            5,707,431            8,129,122
07/31/2005           8,486,026            5,721,871            7,958,466
08/31/2005           8,682,322            5,737,149            8,142,122
09/30/2005           8,660,121            5,752,811            8,130,723
10/31/2005           8,560,491            5,769,724            8,026,824
11/30/2005           8,545,164            5,786,918            8,040,746
12/31/2005           8,665,339            5,805,436            8,139,640
01/31/2006           8,689,657            5,824,884            8,138,873
02/28/2006           8,689,657            5,843,349            8,134,968
03/31/2006           8,492,991            5,864,970            7,956,502
04/30/2006           8,509,230            5,886,787            7,949,775
05/31/2006           8,533,589            5,909,981            7,973,201
06/30/2006           8,561,835            5,932,853            7,995,758
07/31/2006           8,701,923            5,957,178            8,125,835
08/31/2006           8,850,251            5,982,079            8,266,758
09/30/2006           8,855,805            6,006,605            8,280,336

Allocation Breakdown‡

U.S. Treasury Obligations	80.4%
Short-Term Instruments	10.6%
U.S. Government Agencies	6.3%
Corporate Bonds & Notes	0.8%
Mortgage-Backed Securities	0.6%
Other	1.3%

‡	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the Period Ended September 30, 2006
	6 Months*	1 Year	5 Years	Portfolio Inception (04/28/00)**
Real Return Portfolio	4.27%	2.26%	8.22%	9.31%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.22%	2.90%
Lehman Brothers U.S. TIPS Index	4.07%	1.84%	7.24%	8.18%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,042.68	$1,024.82
Expenses Paid During Period†	$0.26	$0.25

† Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

»	For the six-month period, 10-year real yields declined by 0.08%, compared to a 0.22% decline for conventional U.S. Treasury issues of similar maturity.

»	Breakeven inflation, defined as the difference between a real yield on Treasury Inflation-Protected Securities (“TIPS”) and a nominal yield on a Treasury of the same maturity, was 2.40% on September 30, 2006 for the 10-year maturity. This compared to a breakeven yield of 2.59% on March 31, 2006. The CPI-U change for the six-month period ended September 30, 2006 was 1.55%.

»	The effective duration of the Portfolio was 6.94 years on September 30, 2006 compared to a duration of 6.43 years for the benchmark. Above-index duration added to performance as nominal yields fell during the period and intermediate to long maturity real yields fell, reflecting slowing U.S. growth.

»	Mortgage-backed securities exposure contributed to performance due to out-performance versus U.S. Treasuries.

»	Modest euro currency exposure added to performance, as the euro gained against the U.S. dollar due to a monetary tightening bias by the European Central Bank.

»	Despite nominal yields falling more than real yields, an emphasis on U.S. nominal bonds detracted from performance due to nominal bonds underperforming TIPS on a duration-matched basis.

»	Positions in short to intermediate U.S. nominal bonds detracted from performance, as the nominal yield curve continued to flatten from Federal Reserve interest rate hikes early in the period.

»	Modest yen currency holdings detracted from performance, as the yen lost ground against the U.S. dollar from slower than expected interest rate normalization by the Bank of Japan.

12	PIMCO Funds	Private Account Portfolio Series

Short-Term Portfolio

Cumulative Returns Through September 30, 2006

                    Short-Term       Citigroup 3-Month          3-Month
                     Portfolio      Treasury Bill Index       LIBOR Index
                    ----------      -------------------       -----------
04/30/2000           5,000,000            5,000,000            5,000,000
05/31/2000           5,025,000            5,024,450            5,026,559
06/30/2000           5,065,135            5,048,014            5,055,155
07/31/2000           5,100,450            5,072,447            5,083,718
08/31/2000           5,140,809            5,097,555            5,112,155
09/30/2000           5,186,575            5,122,890            5,140,611
10/31/2000           5,212,251            5,149,735            5,169,139
11/30/2000           5,248,198            5,176,049            5,198,251
12/31/2000           5,285,949            5,203,275            5,227,528
01/31/2001           5,301,760            5,230,125            5,255,576
02/28/2001           5,343,921            5,252,718            5,279,848
03/31/2001           5,380,874            5,275,883            5,302,699
04/30/2001           5,402,038            5,296,143            5,324,364
05/31/2001           5,428,493            5,315,526            5,343,622
06/30/2001           5,436,106            5,332,589            5,361,433
07/31/2001           5,490,631            5,349,333            5,378,007
08/31/2001           5,528,798            5,365,596            5,394,572
09/30/2001           5,560,614            5,380,994            5,410,308
10/31/2001           5,599,345            5,395,092            5,421,989
11/30/2001           5,610,411            5,406,585            5,432,245
12/31/2001           5,631,907            5,416,045            5,441,739
01/31/2002           5,649,343            5,424,495            5,450,396
02/28/2002           5,666,779            5,431,763            5,458,885
03/31/2002           5,677,590            5,439,749            5,467,535
04/30/2002           5,700,955            5,447,582            5,476,866
05/31/2002           5,718,478            5,455,698            5,485,635
06/30/2002           5,731,621            5,463,335            5,494,313
07/31/2002           5,719,887            5,471,312            5,502,807
08/31/2002           5,755,087            5,479,246            5,511,109
09/30/2002           5,782,688            5,486,807            5,519,465
10/31/2002           5,806,266            5,494,434            5,527,732
11/30/2002           5,835,740            5,501,467            5,535,841
12/31/2002           5,855,613            5,508,068            5,542,391
01/31/2003           5,873,521            5,514,072            5,548,857
02/28/2003           5,891,428            5,519,145            5,555,052
03/31/2003           5,901,046            5,524,719            5,561,256
04/30/2003           5,919,055            5,529,968            5,567,235
05/31/2003           5,937,065            5,535,332            5,573,259
06/30/2003           5,946,370            5,540,369            5,579,205
07/31/2003           5,922,271            5,545,189            5,584,320
08/31/2003           5,934,320            5,549,737            5,589,485
09/30/2003           5,965,379            5,553,954            5,594,795
10/31/2003           5,965,379            5,558,453            5,600,110
11/30/2003           5,977,491            5,562,789            5,605,524
12/31/2003           5,989,064            5,567,239            5,610,989
01/31/2004           5,995,163            5,571,637            5,616,425
02/29/2004           6,007,361            5,575,704            5,621,667
03/31/2004           6,016,824            5,580,109            5,626,914
04/30/2004           6,016,824            5,584,406            5,632,119
05/31/2004           6,022,932            5,588,929            5,637,610
06/30/2004           6,028,760            5,593,512            5,643,764
07/31/2004           6,041,026            5,598,826            5,651,178
08/31/2004           6,059,425            5,604,873            5,659,089
09/30/2004           6,063,105            5,611,542            5,667,490
10/31/2004           6,075,441            5,619,062            5,676,817
11/30/2004           6,081,609            5,627,041            5,686,894
12/31/2004           6,092,474            5,636,326            5,698,267
01/31/2005           6,098,691            5,646,415            5,710,424
02/28/2005           6,104,908            5,656,352            5,723,415
03/31/2005           6,113,341            5,668,231            5,737,199
04/30/2005           6,138,370            5,680,587            5,751,984
05/31/2005           6,157,142            5,694,050            5,767,275
06/30/2005           6,170,908            5,707,431            5,783,279
07/31/2005           6,183,540            5,721,871            5,800,099
08/31/2005           6,208,805            5,737,149            5,817,886
09/30/2005           6,222,700            5,752,811            5,836,600
10/31/2005           6,235,465            5,769,724            5,856,154
11/30/2005           6,254,612            5,786,918            5,876,861
12/31/2005           6,281,591            5,805,436            5,898,440
01/31/2006           6,300,999            5,824,884            5,920,692
02/28/2006           6,320,406            5,843,349            5,943,721
03/31/2006           6,340,191            5,864,970            5,967,545
04/30/2006           6,366,282            5,886,787            5,992,307
05/31/2006           6,385,851            5,909,981            6,017,903
06/30/2006           6,412,076            5,932,853            6,044,115
07/31/2006           6,445,026            5,957,178            6,071,811
08/31/2006           6,484,566            5,982,079            6,099,564
09/30/2006           6,512,650            6,006,605            6,127,012

Allocation Breakdown‡

Short-Term Instruments	50.2%
Corporate Bonds & Notes	19.0%
Mortgage-Backed Securities	11.5%
Asset-Backed Securities	9.1%
U.S. Government Agencies	9.0%
Other	1.2%

‡	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the Period Ended September 30, 2006
	6 Months*	1 Year	5 Years	Portfolio Inception (04/20/00)**
Short-Term Portfolio	2.72%	4.66%	3.21%	4.19%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.22%	2.90%
3-Month LIBOR Index	2.67%	4.98%	2.52%	3.22%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/20/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,027.21	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

† Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

»	The Portfolio’s above-benchmark duration detracted from performance as the Federal Reserve raised interest rates an additional 0.50% during the first part of the six-month period. This was partially offset by positive returns when the Federal Reserve paused later in the reporting period.

»	The Portfolio’s curve-steepening bias detracted from performance, as the yield curve flattened. Three-month rates increased 0.20% while intermediate rates fell nearly 0.20%, during the six-month period.

»	An emphasis on mortgage-backed securities was a positive contributor to performance as security selection and the yield advantage over treasuries added to returns while spreads remained stable.

»	Exposure to corporates slightly added to performance as the yield advantage was offset by a slight widening in spreads. Corporates had strong credit fundamentals supported by solid corporate earnings.

»	Asset-backed bonds helped returns amid strong demand for their relatively high yield and collateral protection.

Semiannual Report	September 30, 2006	13

Short-Term Portfolio II

Cumulative Returns Through September 30, 2006

                    Short-Term        Citigroup 3-Month         3-Month
                   Portfolio II      Treasury Bill Index      LIBOR Index
                   ------------      -------------------      -----------
03/31/2003           5,000,000            5,000,000            5,000,000
04/30/2003           5,024,950            5,004,750            5,005,375
05/31/2003           5,049,900            5,009,605            5,010,792
06/30/2003           5,054,118            5,014,163            5,016,137
07/31/2003           5,044,090            5,018,526            5,020,736
08/31/2003           5,049,104            5,022,642            5,025,380
09/30/2003           5,069,416            5,026,459            5,030,154
10/31/2003           5,064,396            5,030,530            5,034,933
11/30/2003           5,069,416            5,034,454            5,039,800
12/31/2003           5,079,822            5,038,482            5,044,714
01/31/2004           5,084,857            5,042,462            5,049,601
02/29/2004           5,094,926            5,046,143            5,054,314
03/31/2004           5,098,702            5,050,129            5,059,031
04/30/2004           5,098,702            5,054,018            5,063,711
05/31/2004           5,103,745            5,058,112            5,068,648
06/30/2004           5,109,829            5,062,259            5,074,181
07/31/2004           5,119,947            5,067,069            5,080,846
08/31/2004           5,135,125            5,072,541            5,087,960
09/30/2004           5,142,179            5,078,577            5,095,512
10/31/2004           5,152,342            5,085,383            5,103,898
11/30/2004           5,167,585            5,092,604            5,112,958
12/31/2004           5,179,691            5,101,007            5,123,184
01/31/2005           5,189,948            5,110,137            5,134,113
02/28/2005           5,195,076            5,119,131            5,145,793
03/31/2005           5,201,775            5,129,881            5,158,186
04/30/2005           5,222,417            5,141,065            5,171,479
05/31/2005           5,243,059            5,153,249            5,185,227
06/30/2005           5,255,445            5,165,359            5,199,616
07/31/2005           5,265,851            5,178,427            5,214,738
08/31/2005           5,286,665            5,192,254            5,230,730
09/30/2005           5,298,373            5,206,429            5,247,555
10/31/2005           5,303,639            5,221,736            5,265,136
11/30/2005           5,319,440            5,237,296            5,283,753
12/31/2005           5,342,716            5,254,056            5,303,155
01/31/2006           5,369,564            5,271,657            5,323,160
02/28/2006           5,385,673            5,288,368            5,343,865
03/31/2006           5,404,496            5,307,935            5,365,285
04/30/2006           5,426,092            5,327,680            5,387,548
05/31/2006           5,442,290            5,348,672            5,410,560
06/30/2006           5,458,936            5,369,371            5,434,127
07/31/2006           5,491,690            5,391,385            5,459,028
08/31/2006           5,513,526            5,413,921            5,483,980
09/30/2006           5,541,739            5,436,118            5,508,658

Allocation Breakdown‡

Short-Term Instruments	57.4%
Corporate Bonds & Notes	13.5%
Asset-Backed Securities	12.4%
U.S. Government Agencies	8.7%
Mortgage-Backed Securities	7.8%
Other	0.2%

‡	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the Period Ended September 30, 2006
	6 Months*	1 Year	Portfolio Inception (03/17/03)**
Short-Term Portfolio II	2.54%	4.59%	3.01%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.42%
3-Month LIBOR Index	2.67%	4.98%	2.81%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 03/17/03. Index comparisons began on 03/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,025.40	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

† Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The Short-Term Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

»	The Portfolio’s above-benchmark duration hurt performance, as the Federal Reserve raised interest rates an additional 0.50% during the first part of the six-month period. This was partially offset by positive returns when the Federal Reserve paused later in the reporting period.

»	The Portfolio’s curve-steepening bias detracted from performance as the yield curve flattened. Three-month rates increased 0.20% while intermediate rates fell nearly 0.20%, during the six-month period.

»	An emphasis on mortgage-backed securities was a positive contributor to performance as security selection and the yield advantage over treasuries added to returns while spreads remained stable.

»	Exposure to corporates slightly added to performance as the yield advantage was offset by a slight widening in spreads. Corporates had strong credit fundamentals supported by solid corporate earnings.

»	Asset-backed bonds helped returns amid strong demand for their relatively high yield and collateral protection.

»	Small positions in emerging markets detracted from performance as spreads widened.

»	Currency strategies had a slightly negative impact on returns primarily due to the depreciation of the Japanese yen against the U.S. dollar.

14	PIMCO Funds	Private Account Portfolio Series

U.S. Government Sector Portfolio

Cumulative Returns Through September 30, 2006

                                                             Lehman Brothers
                  U.S. Government      Citigroup 3-Month       Government
                  Sector Portfolio    Treasury Bill Index      Bond Index
                  ----------------    -------------------    ---------------
01/31/2000           5,000,000            5,000,000            5,000,000
02/29/2000           5,135,000            5,021,300            5,071,000
03/31/2000           5,330,522            5,044,849            5,160,250
04/30/2000           5,295,386            5,068,510            5,145,801
05/31/2000           5,290,367            5,093,295            5,148,888
06/30/2000           5,466,324            5,117,182            5,240,538
07/31/2000           5,537,250            5,141,949            5,291,372
08/31/2000           5,668,968            5,167,402            5,369,684
09/30/2000           5,638,655            5,193,084            5,384,719
10/31/2000           5,741,644            5,220,296            5,436,412
11/30/2000           5,896,128            5,246,972            5,543,510
12/31/2000           6,050,053            5,274,571            5,653,825
01/31/2001           6,098,844            5,301,788            5,710,929
02/28/2001           6,207,268            5,324,691            5,776,034
03/31/2001           6,185,103            5,348,173            5,796,250
04/30/2001           5,999,822            5,368,711            5,737,128
05/31/2001           6,032,519            5,388,360            5,756,061
06/30/2001           6,064,012            5,405,657            5,782,538
07/31/2001           6,329,832            5,422,630            5,921,319
08/31/2001           6,479,355            5,439,115            5,994,744
09/30/2001           6,559,965            5,454,725            6,099,052
10/31/2001           6,874,215            5,469,016            6,256,408
11/30/2001           6,509,461            5,480,666            6,116,050
12/31/2001           6,371,290            5,490,256            6,062,841
01/31/2002           6,517,683            5,498,822            6,102,249
02/28/2002           6,594,062            5,506,190            6,158,390
03/31/2002           6,327,341            5,514,285            6,024,753
04/30/2002           6,604,122            5,522,225            6,168,142
05/31/2002           6,662,053            5,530,452            6,205,151
06/30/2002           6,797,324            5,538,194            6,291,985
07/31/2002           7,044,736            5,546,281            6,430,409
08/31/2002           7,200,997            5,554,323            6,557,731
09/30/2002           7,421,071            5,561,988            6,711,490
10/31/2002           7,335,997            5,569,719            6,657,541
11/30/2002           7,270,555            5,576,848            6,600,212
12/31/2002           7,418,345            5,583,540            6,760,129
01/31/2003           7,411,495            5,589,626            6,743,181
02/28/2003           7,527,942            5,594,768            6,851,972
03/31/2003           7,489,007            5,600,419            6,832,427
04/30/2003           7,530,269            5,605,739            6,864,092
05/31/2003           7,743,454            5,611,177            7,042,259
06/30/2003           7,698,133            5,616,283            7,005,383
07/31/2003           7,345,388            5,621,170            6,715,808
08/31/2003           7,386,888            5,625,779            6,753,375
09/30/2003           7,672,935            5,630,055            6,949,690
10/31/2003           7,554,568            5,634,615            6,850,755
11/30/2003           7,554,568            5,639,010            6,858,647
12/31/2003           7,637,752            5,643,521            6,919,414
01/31/2004           7,700,816            5,647,980            6,976,717
02/29/2004           7,812,929            5,652,103            7,060,276
03/31/2004           7,905,732            5,656,568            7,122,435
04/30/2004           7,652,973            5,660,924            6,908,113
05/31/2004           7,617,868            5,665,509            6,882,564
06/30/2004           7,655,247            5,670,155            6,910,476
07/31/2004           7,732,786            5,675,541            6,974,846
08/31/2004           7,894,914            5,681,671            7,110,684
09/30/2004           7,916,651            5,688,432            7,125,142
10/31/2004           7,980,438            5,696,055            7,181,873
11/30/2004           7,881,214            5,704,143            7,096,523
12/31/2004           7,954,782            5,713,555            7,160,003
01/31/2005           7,991,575            5,723,782            7,204,909
02/28/2005           7,932,705            5,733,856            7,154,016
03/31/2005           7,914,568            5,745,897            7,130,181
04/30/2005           8,040,549            5,758,423            7,244,608
05/31/2005           8,136,888            5,772,071            7,328,517
06/30/2005           8,194,439            5,785,635            7,369,805
07/31/2005           8,089,860            5,800,273            7,280,875
08/31/2005           8,224,318            5,815,759            7,388,251
09/30/2005           8,106,402            5,831,636            7,300,836
10/31/2005           8,046,076            5,848,781            7,249,500
11/30/2005           8,083,780            5,866,211            7,282,285
12/31/2005           8,172,178            5,884,983            7,349,833
01/31/2006           8,141,657            5,904,697            7,337,263
02/28/2006           8,118,765            5,923,415            7,348,919
03/31/2006           7,996,619            5,945,332            7,282,745
04/30/2006           7,988,916            5,967,448            7,262,447
05/31/2006           7,942,692            5,990,960            7,263,904
06/30/2006           7,922,988            6,014,145            7,284,189
07/31/2006           8,078,646            6,038,803            7,371,147
08/31/2006           8,242,087            6,064,045            7,475,253
09/30/2006           8,333,226            6,088,908            7,541,797

Allocation Breakdown‡

Short-Term Instruments	35.4%
U.S. Treasury Obligations	18.8%
U.S. Government Agencies	18.7%
Mortgage-Backed Securities	12.7%
Asset-Backed Securities	10.1%
Other	4.3%

‡	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the Period Ended September 30, 2006
	6 Months*	1 Year	5 Years	Portfolio Inception (01/31/00)
U.S. Government Sector Portfolio	4.21%	2.80%	4.90%	7.96%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.22%	3.00%
Lehman Brothers Government Bond Index	3.56%	3.30%	4.34%	6.36%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,042.08	$1,024.82
Expenses Paid During Period†	$0.26	$0.25

† Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The U.S. Government Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities of varying maturities, or in securities that provide exposure to the U.S. government securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities (“MBS”).

»	Above-Index duration positively affected relative performance while the level of interest rates decreased across almost all maturities over the six-month reporting period.

»	An emphasis on zero- to one-year maturity detracted from performance because the rates in this segment of the yield curve rose throughout the six-month period.

»	Over the six-month period, allocation to interest rate swaps added value relative to the benchmark as swap spreads narrowed.

»	Modest out-of-benchmark allocation to long Treasury Inflation-Protected Securities (“TIPS”) negatively affected relative performance, as long TIPS underperformed like-duration Treasuries. Long nominal yields fell more than long real yields over the six-month period.

»	Underweight to short and intermediate agency debentures detracted from relative performance as they outperformed like-duration Treasuries over the six-month period.

Semiannual Report	September 30, 2006	15

Benchmark Descriptions

Index	Description

3-Month LIBOR Index	3-Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in the index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.

Emerging Markets Sector Fund Index	Emerging Markets Sector Fund Index consists of custom weights of selected countries within the Emerging Markets Bond Index from JP Morgan. It is not possible to invest directly in the index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least $10 billion of external trade. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. Dollars of major non-U.S. bond markets. It is not possible to invest directly in the index.

Lehman Brothers Aggregate Bond Index	Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index.

Lehman Brothers Asset-Backed Securities Index	Lehman Brothers Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included. It is not possible to invest directly in the index.

Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)	Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index.

Lehman Brothers Government Bond Index	Lehman Brothers Government Bond Index is an Unmanaged index consists of securities issued by the U.S. Government with a maturity of one year or more. It is not possible to invest directly in the index.

Lehman Brothers Long Municipal Bond Index	Lehman Brothers Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in the index.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in the index.

Merrill Lynch U.S. High Yield BB-B Rated Index	Merrill Lynch U.S. High Yield BB-B Rated Index is comprised of fixed-income securities rated BB and B. The index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. It is not possible to invest directly in such an unmanaged index. Prior to 1/97, data represents that of ML High Yield Cash Pay, BB-B rated. Merrill Lynch High Yield Cash Pay BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay- in-kind bonds and deferred interest bonds that are not yet accruing a coupon. It is not possible to invest directly in the index.

16	PIMCO Funds	Private Account Portfolio Series

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2006	17

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Asset-Backed Securities Portfolio
09/30/2006+	$10.47	$0.31	$0.08	$0.39	$(0.26)	$0.00
03/31/2006	10.57	0.55	(0.13)	0.42	(0.52)	0.00
03/31/2005	10.79	0.43	(0.18)	0.25	(0.47)	0.00
03/31/2004	11.00	0.38	0.12	0.50	(0.44)	(0.27)
03/31/2003	10.66	0.52	0.43	0.95	(0.48)	(0.13)
03/31/2002	10.56	0.64	0.31	0.95	(0.60)	(0.25)

Developing Local Markets Portfolio
09/30/2006+	$11.17	$0.29	$0.01	$0.30	$(0.23)	$0.00
03/31/2006	10.98	0.42	0.47	0.89	(0.29)	(0.41)
7/30/2004 - 03/31/2005	10.00	0.15	1.04	1.19	(0.21)	0.00

Emerging Markets Portfolio
09/30/2006+	$11.32	$0.33	$0.15	$0.48	$(0.31)	$0.00
03/31/2006	10.92	0.70	0.84	1.54	(0.71)	(0.43)
03/31/2005	11.43	0.54	0.29	0.83	(0.81)	(0.53)
03/31/2004	11.81	0.68	1.47	2.15	(0.88)	(1.65)
03/31/2003	10.86	0.82	1.15	1.97	(0.82)	(0.20)
03/31/2002	9.91	0.84	0.86	1.70	(0.75)	0.00

High Yield Portfolio
09/30/2006+	$8.32	$0.32	$(0.03)	$0.29	$(0.30)	$0.00
03/31/2006	8.25	0.64	0.05	0.69	(0.62)	0.00
03/31/2005	8.37	0.61	0.06	0.67	(0.79)	0.00
03/31/2004	7.72	0.68	0.80	1.48	(0.83)	0.00
03/31/2003	8.18	0.70	(0.46)	0.24	(0.70)	0.00
03/31/2002	9.56	0.77	(1.18)	(0.41)	(0.71)	(0.26)

International Portfolio
09/30/2006+	$5.06	$0.08	$0.02	$0.10	$(0.17)	$0.00
03/31/2006	5.86	0.14	0.02	0.16	(0.66)	(0.30)
03/31/2005	5.91	0.11	0.36	0.47	(0.26)	(0.26)
03/31/2004	7.22	0.22	0.46	0.68	(0.92)	(1.07)
03/31/2003	6.52	0.38	0.77	1.15	(0.36)	(0.09)
03/31/2002	7.05	0.30	0.15	0.45	(0.82)	(0.16)

Investment Grade Corporate Portfolio
09/30/2006+	$9.77	$0.29	$0.13	$0.42	$(0.27)	$0.00
03/31/2006	9.74	0.57	0.09	0.66	(0.60)	(0.03)
03/31/2005	11.11	0.58	(0.03)	0.55	(0.68)	(1.24)
03/31/2004	10.88	0.76	0.85	1.61	(0.95)	(0.43)
03/31/2003	10.57	0.78	0.59	1.37	(0.81)	(0.25)
03/31/2002	10.58	0.69	(0.09)	0.60	(0.53)	(0.08)

Mortgage Portfolio
09/30/2006+	$10.29	$0.28	$0.13	$0.41	$(0.26)	$0.00
03/31/2006	10.39	0.49	(0.16)	0.33	(0.42)	(0.01)
03/31/2005	10.67	0.36	0.08	0.44	(0.47)	(0.17)
03/31/2004	10.89	0.34	0.18	0.52	(0.46)	(0.28)
03/31/2003	10.71	0.45	0.57	1.02	(0.46)	(0.38)
03/31/2002	10.79	0.62	0.20	0.82	(0.60)	(0.30)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

18	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.26)	$10.60	3.81%	$478,230	1.63	%*	0.05	%*	5.82	%*	18%
0.00	(0.52)	10.47	4.06	314,685	1.57		0.05		5.19		67
0.00	(0.47)	10.57	2.34	211,671	0.51		0.05		3.98		79
0.00	(0.71)	10.79	4.69	211,206	0.12		0.05		3.51		379
0.00	(0.61)	11.00	8.95	208,719	0.15		0.05		4.65		177
0.00	(0.85)	10.66	9.17	98,848	0.05		0.05		5.88		569

$0.00	$(0.23)	$11.24	2.70%	$234,482	0.12	%*	0.12	%*	5.15	%*	5%
0.00	(0.70)	11.17	8.36	204,449	0.12		0.12		3.78		9
0.00	(0.21)	10.98	11.98	127,000	0.12	*	0.12	*	2.13	*	199

$0.00	$(0.31)	$11.49	4.31%	$823,951	0.12	%*	0.12	%*	5.85	%*	107%
0.00	(1.14)	11.32	14.44	1,092,908	0.13		0.12		6.09		301
0.00	(1.34)	10.92	7.50	1,522,558	0.12		0.12		4.81		449
0.00	(2.53)	11.43	19.28	1,269,208	0.13		0.12		5.61		419
0.00	(1.02)	11.81	19.48	1,336,575	0.13		0.12		7.60		305
0.00	(0.75)	10.86	17.74	1,005,646	0.13		0.12		7.99		265

$0.00	$(0.30)	$8.31	3.53%	$221,957	0.06	%*	0.05	%*	7.82	%*	54%
0.00	(0.62)	8.32	8.57	317,019	0.05		0.05		7.66		114
0.00	(0.79)	8.25	8.24	211,569	0.05		0.05		7.20		117
0.00	(0.83)	8.37	19.75	177,339	0.06		0.05		8.30		128
0.00	(0.70)	7.72	3.61	400,794	0.05		0.05		9.08		182
0.00	(0.97)	8.18	(4.16)	397,455	0.06		0.05		8.95		104

$0.00	$(0.17)	$4.99	1.97%	$2,832,197	0.12	%*	0.12	%*	3.02	%*	405%
0.00	(0.96)	5.06	3.11	1,890,305	0.12		0.12		2.57		967
0.00	(0.52)	5.86	8.39	2,662,343	0.12		0.12		1.96		288
0.00	(1.99)	5.91	11.49	3,168,509	0.14		0.12		3.31		763
0.00	(0.45)	7.22	18.32	1,520,328	0.12		0.12		5.72		328
0.00	(0.98)	6.52	6.52	1,808,687	0.13		0.12		4.40		298

$0.00	$(0.27)	$9.92	4.40%	$1,055,368	0.05	%*	0.05	%*	6.00	%*	18%
0.00	(0.63)	9.77	6.85	1,052,499	0.05		0.05		5.81		49
0.00	(1.92)	9.74	5.03	976,440	0.05		0.05		5.46		22
0.00	(1.38)	11.11	15.23	1,306,285	0.05		0.05		6.70		90
0.00	(1.06)	10.88	13.86	4,211,671	0.07		0.05		7.51		199
0.00	(0.61)	10.57	5.74	4,947,469	0.05		0.05		6.40		361

$0.00	$(0.26)	$10.44	4.01%	$13,118,273	0.05	%*	0.05	%*	5.40	%*	324%
0.00	(0.43)	10.29	3.16	13,131,692	0.05		0.05		4.70		616
(0.08)	(0.72)	10.39	3.43	8,805,626	0.05		0.05		3.36		725
0.00	(0.74)	10.67	4.93	4,112,744	0.05		0.05		3.19		823
0.00	(0.84)	10.89	9.69	6,747,404	0.07		0.05		4.00		687
0.00	(0.90)	10.71	7.68	5,314,257	0.22		0.05		5.66		685

Semiannual Report	September 30, 2006	19

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Municipal Sector Portfolio
09/30/2006+	$10.27	$0.25	$0.19	$0.44	$(0.23)	$0.00
03/31/2006	10.14	0.46	0.14	0.60	(0.47)	0.00
03/31/2005	10.45	0.45	(0.25)	0.20	(0.46)	(0.05)
03/31/2004	10.15	0.49	0.27	0.76	(0.46)	0.00
03/31/2003	10.58	0.57	(0.03)	0.54	(0.62)	(0.35)
03/31/2002	10.82	0.62	(0.09)	0.53	(0.48)	(0.29)

Real Return Portfolio
09/30/2006+	$10.46	$0.33	$0.11	$0.44	$(0.31)	$0.00
03/31/2006	11.40	0.62	(0.48)	0.14	(0.76)	(0.32)
03/31/2005	11.94	0.42	(0.03)	0.39	(0.60)	(0.33)
03/31/2004	11.43	0.35	0.96	1.31	(0.35)	(0.45)
03/31/2003	10.30	0.48	1.62	2.10	(0.78)	(0.19)
03/31/2002	10.84	0.56	(0.01)	0.55	(0.53)	(0.56)

Short-Term Portfolio
09/30/2006+	$9.72	$0.25	$0.01	$0.26	$(0.21)	$0.00
03/31/2006	9.77	0.37	(0.01)	0.36	(0.41)	0.00
03/31/2005	9.85	0.20	(0.04)	0.16	(0.23)	(0.01)
03/31/2004	9.83	0.16	0.03	0.19	(0.15)	(0.02)
03/31/2003	9.72	0.25	0.12	0.37	(0.21)	(0.05)
03/31/2002	10.17	0.56	(0.02)	0.54	(0.87)	(0.12)

Short-Term Portfolio II
09/30/2006+	$10.01	$0.24	$0.01	$0.25	$(0.20)	$0.00
03/31/2006	10.08	0.37	0.02	0.39	(0.46)	0.00
03/31/2005	10.11	0.20	0.00	0.20	(0.22)	(0.01)
03/31/2004	10.02	0.12	0.07	0.19	(0.10)	0.00
3/17/2003 - 03/31/2003	10.00	0.01	0.01	0.02	0.00	0.00

U.S. Government Sector Portfolio
09/30/2006+	$10.38	$0.25	$0.18	$0.43	$(0.21)	$0.00
03/31/2006	10.68	0.42	(0.30)	0.12	(0.40)	(0.02)
03/31/2005	11.26	0.26	(0.25)	0.01	(0.26)	(0.33)
03/31/2004	10.89	0.22	0.38	0.60	(0.23)	0.00
03/31/2003	9.83	0.35	1.43	1.78	(0.34)	(0.38)
03/31/2002	11.35	0.75	(0.51)	0.24	(0.79)	(0.97)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.06%.

20	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.23)	$10.48	4.31%	$273,634	0.05	%*	0.05	%*	4.83	%*	32%
(0.47)	10.27	5.98	371,200	0.05		0.05		4.45		97
(0.51)	10.14	1.95	343,054	0.05		0.05		4.41		87
(0.46)	10.45	7.59	368,097	0.05		0.05		4.74		136
(0.97)	10.15	5.15	249,882	0.05		0.05		5.39		372
(0.77)	10.58	5.03	145,514	0.05		0.05		5.70		1361

$(0.31)	$10.59	4.27%	$961,247	0.05	%*	0.05	%*	6.26	%*	293%
(1.08)	10.46	1.07	964,745	0.05		0.05		5.48		414
(0.93)	11.40	3.47	1,689,226	0.05		0.05		3.65		447
(0.80)	11.94	11.85	1,422,613	0.05		0.05		3.03		372
(0.97)	11.43	21.26	654,735	0.07		0.05		4.23		308
(1.09)	10.30	5.20	94,457	0.06		0.05		5.14		502

$(0.21)	$9.77	2.72%	$1,455,869	0.05	%*	0.05	%*	5.04	%*	70%
(0.41)	9.72	3.71	1,383,307	0.05		0.05		3.75		205
(0.24)	9.77	1.60	2,914,175	0.05		0.05		2.00		283
(0.17)	9.85	1.96	4,226,476	0.05		0.05		1.59		280
(0.26)	9.83	3.94	2,432,457	0.05		0.05		2.56		212
(0.99)	9.72	5.51	114,868	1.05		0.05		5.58		96

$(0.20)	$10.06	2.54%	$553,075	0.05	%*	0.05	%*	4.81	%*	40%
(0.46)	10.01	3.90	481,318	0.05		0.05		3.65		109
(0.23)	10.08	2.02	1,626,755	0.05		0.05		2.01		326
(0.10)	10.11	1.97	2,413,972	0.05		0.05		1.20		232
0.00	10.02	0.20	20,102	0.05	*(b)	0.05	*(b)	2.16	*	11

$(0.21)	$10.60	4.21%	$7,596,055	0.05	%*	0.05	%*	4.87	%*	147%
(0.42)	10.38	1.04	6,869,541	0.05		0.05		3.88		628
(0.59)	10.68	0.11	7,553,665	0.05		0.05		2.32		366
(0.23)	11.26	5.56	7,226,151	0.05		0.05		2.03		709
(0.72)	10.89	18.36	4,438,204	0.05		0.05		3.25		819
(1.76)	9.83	2.30	545,294	0.07		0.05		6.77		785

Semiannual Report	September 30, 2006	21

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Asset-Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio

Assets:
Investments, at value	$595,659	$224,044	$810,298	$217,574
Repurchase agreement, at value	18,371	981	16,108	765
Cash	116	182	17	535
Foreign currency, at value	0	4	574	176
Receivable for investments sold	2,289	0	26,771	452
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for Portfolio shares sold	2,110	20,438	6,270	0
Interest and dividends receivable	2,126	1,606	8,444	4,339
Variation margin receivable	0	0	0	0
Swap premiums paid	1,158	0	0	0
Unrealized appreciation on forward foreign currency contracts	0	2,276	300	26
Unrealized appreciation on swap agreements	1,490	108	16,325	124
Other assets	0	0	0	0
	623,319	249,639	885,107	223,991

Liabilities:
Payable for the reverse repurchase agreement	$120,400	$0	$0	$577
Payable for investments purchased	6,500	5,855	26,789	1,411
Payable for investments purchased on a delayed-delivery basis	12,457	1,200	26,820	0
Payable for short sales	1,507	0	0	0
Payable for Portfolio shares redeemed	930	4,238	4,890	0
Overdraft due to custodian	0	0	0	0
Written options outstanding	0	0	325	0
Accrued investment advisory fee	7	4	14	4
Accrued administration fee	10	18	70	6
Variation margin payable	36	0	360	12
Swap premium received	1,794	0	234	20
Unrealized depreciation on forward foreign currency contracts	0	3,840	800	3
Unrealized depreciation on swap agreements	1,448	2	854	0
Other liabilities	0	0	0	1
	145,089	15,157	61,156	2,034

Net Assets	$478,230	$234,482	$823,951	$221,957

Net Assets Consist of:
Paid in capital	$479,954	$227,284	$715,672	$228,520
Undistributed net investment income	3,399	2,115	6,962	6,199
Accumulated undistributed net realized gain (loss)	(4,677)	6,410	45,905	(14,975)
Net unrealized appreciation (depreciation)	(446)	(1,327)	55,412	2,213
	$478,230	$234,482	$823,951	$221,957

Shares Issued and Outstanding:	45,106	20,860	71,738	26,708

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)	$10.60	$11.24	$11.49	$8.31

Cost of Investments Owned	$595,909	$223,921	$773,981	$215,650
Cost of Repurchase Agreements Owned	$18,371	$981	$16,108	$765
Cost of Foreign Currency Held	$0	$4	$574	$176
Proceeds Received on Short Sales	$1,502	$0	$0	$0
Premiums Received on Written Options	$0	$0	$197	$0

22	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

International Portfolio	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio

$4,323,900	$1,050,711	$19,697,223	$231,494	$1,315,803	$1,464,771	$567,209	$8,338,470
9,586	2,666	502,000	37,242	5,660	19,508	7,713	429,557
24	17	1,394	93	0	1	63	0
3,931	0	0	0	336	0	1,465	0
2,147	66	4,379,914	0	0	369	226	2,612
0	0	284,022	0	129,235	39,561	5,091	632,711
20,320	6,620	145,720	2,280	6,890	64,905	400	100,170
32,182	15,905	49,506	3,321	8,344	4,042	1,422	33,263
106	75	333	62	0	2,563	0	5,734
90,101	0	8,621	0	9,232	840	293	54,806
9,362	0	0	0	315	0	73	0
25,545	1,928	4,749	1,027	2,505	780	6	50,218
9	0	0	0	0	0	0	0
4,517,213	1,077,988	25,073,482	275,519	1,478,320	1,597,340	583,961	9,647,541

$0	$0	$0	$0	$0	$0	$0	$0
29,035	17,101	9,131,340	0	73,061	8,054	13,774	1,066,716
1,591,327	0	1,137,831	0	323,672	17,842	10,794	63,425
0	0	1,549,234	0	104,144	39,940	3,628	639,767
15,920	4,410	115,330	1,870	5,280	64,905	0	80,370
0	0	0	0	0	0	0	7
2,791	829	7,850	0	924	4,083	1,491	91,405
48	18	222	6	16	26	9	126
241	27	333	9	24	39	14	189
7	0	7	0	128	2,716	95	13,592
4,889	26	5,210	0	2,413	2,955	393	57,545
14,040	0	0	0	985	0	450	0
25,874	203	6,977	0	6,426	911	238	38,344
844	6	875	0	0	0	0	0
1,685,016	22,620	11,955,209	1,885	517,073	141,471	30,886	2,051,486

$2,832,197	$1,055,368	$13,118,273	$273,634	$961,247	$1,455,869	$553,075	$7,596,055

$2,782,055	$1,033,636	$13,229,562	$258,365	$970,346	$1,462,784	$550,928	$7,705,453
36,075	7,127	88,249	3,368	4,807	13,876	4,283	45,483
(11,198)	(12,605)	(177,735)	(598)	(2,599)	(19,274)	(1,846)	(216,184)
25,265	27,210	(21,803)	12,499	(11,307)	(1,517)	(290)	61,303
$2,832,197	$1,055,368	$13,118,273	$273,634	$961,247	$1,455,869	$553,075	$7,596,055

567,798	106,422	1,256,098	26,106	90,786	149,022	54,996	716,531

$4.99	$9.92	$10.44	$10.48	$10.59	$9.77	$10.06	$10.60

$4,295,975	$1,024,730	$19,709,913	$218,652	$1,323,571	$1,464,878	$566,798	$8,301,251
$9,586	$2,666	$502,000	$37,242	$5,660	$19,508	$7,713	$429,557
$3,961	$0	$0	$0	$338	$0	$1,484	$0
$0	$0	$1,546,203	$0	$102,570	$39,219	$3,564	$627,346
$2,476	$835	$5,050	$0	$639	$2,592	$985	$54,946

Semiannual Report	September 30, 2006	23

Statements of Operations

Six Months Ended September 30, 2006 (Amounts in thousands)	Asset- Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio

Investment Income:
Interest, net of foreign taxes*	$13,521	$5,162	$25,069	$9,353
Dividends	0	0	(149)	11
Miscellaneous income	397	3	0	55
Total Income	13,918	5,165	24,920	9,419

Expenses:
Investment advisory fees	37	19	83	24
Administration fees	56	97	414	36
Trustees’ fees	1	0	1	0
Interest expense	2,947	0	19	7
Miscellaneous expense	0	0	1	0
Total Expenses	3,041	116	518	67

Net Investment Income	10,877	5,049	24,402	9,352

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(639)	8	10,313	(913)
Net realized gain (loss) on futures contracts, options and swaps	(771)	19	3,936	(294)
Net realized gain (loss) on foreign currency transactions	0	5,085	(618)	(360)
Net change in unrealized appreciation (depreciation) on investments	2,463	213	(10,283)	(986)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	2,241	74	5,964	550
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(5,227)	(300)	75
Net Gain (Loss)	3,294	172	9,012	(1,928)

Net Increase in Net Assets Resulting from Operations	$14,171	$5,221	$33,414	$7,424

*Includes foreign tax withholding of $0, $1, $0, $2, $7, $6, $0, $0, $0, $0, $4 , and $0, respectively.

24	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

International Portfolio	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio

$39,612	$31,994	$350,161	$9,071	$32,175	$40,091	$11,420	$177,634
0	158	0	0	0	0	0	0
66	3	2,340	0	10	4	5	0
39,678	32,155	352,501	9,071	32,185	40,095	11,425	177,634

252	106	1,285	37	102	157	47	717
1,260	159	1,928	55	152	236	70	1,076
3	1	14	0	1	2	0	8
25	0	0	0	0	0	0	19
2	0	12	1	0	1	0	6
1,542	266	3,239	93	255	396	117	1,826

38,136	31,889	349,262	8,978	31,930	39,699	11,308	175,808

(5,048)	175	(81,280)	(253)	(5,931)	(698)	34	(15,132)
(170,624)	1,321	339	2,499	3,909	(1,519)	(1,051)	(92,824)
220,542	0	0	0	1,799	0	520	0
1,665	10,238	245,091	6,063	17,726	4,694	1,025	84,302
(36,089)	2,115	(6,363)	(1,164)	(2,031)	(523)	314	154,568

1,731	0	0	0	(1,020)	0	(362)	0
12,177	13,849	157,787	7,145	14,452	1,954	480	130,914

$50,313	$45,738	$507,049	$16,123	$46,382	$41,653	$11,788	$306,722

Semiannual Report	September 30, 2006	25

Statements of Changes in Net Assets

	Asset-Backed Securities Portfolio		Developing Local Markets Portfolio		Emerging Markets Portfolio		High Yield Portfolio

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,877	$11,959	$5,049	$6,010	$24,402	$91,617	$9,352	$22,905
Net realized gain (loss)	(1,410)	(2,068)	5,112	4,565	13,631	98,025	(1,567)	2,502
Net change in unrealized appreciation (depreciation)	4,704	(1,404)	(4,940)	2,393	(4,619)	20,293	(361)	567
Net increase resulting from operations	14,171	8,487	5,221	12,968	33,414	209,935	7,424	25,974

Distributions to Shareholders:
From net investment income	(9,653)	(11,161)	(3,987)	(4,408)	(22,025)	(89,404)	(8,341)	(22,452)
From net realized capital gains	0	0	0	(6,280)	0	(56,060)	0	0

Total Distributions	(9,653)	(11,161)	(3,987)	(10,688)	(22,025)	(145,464)	(8,341)	(22,452)

Portfolio Share Transactions:
Receipts for shares sold	178,720	133,163	58,985	101,854	83,979	318,022	48,721	198,559
Issued as reinvestment of distributions	9,261	10,767	3,968	10,672	21,556	142,733	8,341	22,394
Cost of shares redeemed	(28,954)	(38,242)	(34,154)	(37,357)	(385,881)	(954,876)	(151,207)	(119,025)
Net increase (decrease) resulting from Portfolio share transactions	159,027	105,688	28,799	75,169	(280,346)	(494,121)	(94,145)	101,928

Total Increase (Decrease) in Net Assets	163,545	103,014	30,033	77,449	(268,957)	(429,650)	(95,062)	105,450

Net Assets:
Beginning of period	314,685	211,671	204,449	127,000	1,092,908	1,522,558	317,019	211,569
End of period*	$478,230	$314,685	$234,482	$204,449	$823,951	$1,092,908	$221,957	$317,019

*Including undistributed net investment income of:	$3,399	$2,175	$2,115	$1,053	$6,962	$4,585	$6,199	$5,188

26	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

International Portfolio		Investment Grade Corporate Portfolio		Mortgage Portfolio		Municipal Sector Portfolio

Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$38,136	$53,036	$31,889	$59,795	$349,262	$509,275	$8,978	$15,970
44,870	101,769	1,496	(9,433)	(80,941)	(67,354)	2,246	(3,720)
(32,693)	(78,261)	12,353	16,802	238,728	(158,088)	4,899	8,215
50,313	76,544	45,738	67,164	507,049	283,833	16,123	20,465

(88,041)	(217,136)	(29,419)	(61,806)	(319,939)	(457,786)	(8,074)	(16,247)
0	(87,001)	0	(2,900)	0	(6,995)	0	(45)

(88,041)	(304,137)	(29,419)	(64,706)	(319,939)	(464,781)	(8,074)	(16,292)

1,469,459	651,786	63,640	150,533	1,333,592	7,305,557	35,930	43,646
82,252	294,674	28,413	62,704	309,545	451,086	7,812	15,731
(572,091)	(1,490,905)	(105,503)	(139,636)	(1,843,666)	(3,249,629)	(149,357)	(35,404)
979,620	(544,445)	(13,450)	73,601	(200,529)	4,507,014	(105,615)	23,973

941,892	(772,038)	2,869	76,059	(13,419)	4,326,066	(97,566)	28,146

1,890,305	2,662,343	1,052,499	976,440	13,131,692	8,805,626	371,200	343,054
$2,832,197	$1,890,305	$1,055,368	$1,052,499	$13,118,273	$13,131,692	$273,634	$371,200

$36,075	$85,980	$7,127	$4,657	$88,249	$58,926	$3,368	$2,464

Semiannual Report	September 30, 2006	27

Statements of Changes in Net Assets

	Real Return Portfolio		Short-Term Portfolio		Short-Term Portfolio II		U.S. Government Sector Portfolio

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$31,930	$54,108	$39,699	$76,776	$11,308	$28,795	$175,808	$296,216
Net realized gain (loss)	(223)	31,989	(2,217)	(3,351)	(497)	1,302	(107,956)	(46,654)
Net change in unrealized appreciation (depreciation)	14,675	(63,835)	4,171	1,649	977	(35)	238,870	(138,240)
Net increase resulting from operations	46,382	22,262	41,653	75,074	11,788	30,062	306,722	111,322

Distributions to Shareholders:
From net investment income	(29,019)	(57,654)	(34,206)	(75,700)	(9,838)	(31,394)	(147,019)	(277,312)
From net realized capital gains	0	(19,400)	0	0	0	0	0	(14,002)

Total Distributions	(29,019)	(77,054)	(34,206)	(75,700)	(9,838)	(31,394)	(147,019)	(291,314)

Portfolio Share Transactions:
Receipts for shares sold	416,969	585,183	452,115	1,037,999	121,900	237,360	1,271,707	5,849,248
Issued as reinvestment of distributions	28,318	76,491	33,807	75,168	9,838	31,394	141,053	279,721
Cost of shares redeemed	(466,148)	(1,331,363)	(420,807)	(2,643,409)	(61,931)	(1,412,859)	(845,949)	(6,633,101)
Net increase (decrease) resulting from Portfolio share transactions	(20,861)	(669,689)	65,115	(1,530,242)	69,807	(1,144,105)	566,811	(504,132)

Total Increase (Decrease) in Net Assets	(3,498)	(724,481)	72,562	(1,530,868)	71,757	(1,145,437)	726,514	(684,124)

Net Assets:
Beginning of period	964,745	1,689,226	1,383,307	2,914,175	481,318	1,626,755	6,869,541	7,553,665
End of period*	$961,247	$964,745	$1,455,869	$1,383,307	$553,075	$481,318	$7,596,055	$6,869,541

*Including undistributed net investment income of:	$4,807	$1,896	$13,876	$8,383	$4,283	$2,813	$45,483	$16,694

28	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Statement of Cash Flows	(Unaudited) September 30, 2006

Amounts in thousands	Asset-Backed Securities Portfolio

(Decrease) in Cash from:

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$14,171

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(267,102)
Proceeds from sales of long-term securities and principal paydowns	159,974
Sale of short-term portfolio investments, net	(82,406)
Increase in interest receivable	(515)
Decrease in receivable for investments sold	1,435
Increase in swap premiums paid	1,190
Decrease in payable for investments purchased	(124)
Increase in management fee payable	1
Increase in administration fee payable	1
Proceeds from futures transactions	212
Net premium amortization on investments	161
Proceeds from short sale transactions	1,502
Unrealized appreciation on investments	(4,704)
Net realized loss on investments	1,410
Net cash used for operating activities	(174,794)

Cash flows received from financing activities*:
Proceeds from shares sold	177,530
Payment on shares redeemed	(28,024)
Cash dividend paid	(392)
Net borrowing (repayment) of reverse repurchase agreement	24,505
Net cash received from financing activities	173,619

Net (Decrease) in Cash	(1,175)

Cash:
Beginning of period	1,291
End of period	$116

*Include reinvestment of dividends of $9,261.

See Accompanying Notes	Semiannual Report	September 30, 2006	29

Schedule of Investments  Asset-Backed Securities Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.9%

BANKING & FINANCE 1.5%
General Electric Capital Corp.
5.430% due 03/16/2009	$3,000	$3,002

General Motors Acceptance Corp.
6.242% due 03/20/2007	2,000	1,994

Preferred Term Securities XII
5.940% due 03/24/2034	2,250	2,247

		7,243

INDUSTRIALS 0.4%
CVS Lease Pass-Through
5.880% due 01/10/2028	1,972	1,957

Total Corporate Bonds & Notes (Cost $9,188)		9,200

U.S. GOVERNMENT AGENCIES 18.9%
Fannie Mae
3.144% due 08/01/2033	352	341
3.541% due 10/01/2033	178	179
3.674% due 09/01/2033	67	68
4.000% due 07/25/2033 - 11/25/2033	122	102
4.090% due 09/01/2033	209	203
4.092% due 05/01/2034	338	333
4.112% due 05/01/2033	1,055	1,042
4.125% due 07/09/2012	100	95
4.250% due 03/25/2033 - 05/25/2033	799	771
4.311% due 01/01/2033	284	278
4.482% due 04/01/2035	478	469
4.490% due 06/01/2035	857	838
4.500% due 07/02/2018 - 09/25/2018	168	158
4.504% due 01/01/2033	479	479
4.511% due 03/01/2035	105	103
4.609% due 07/01/2034	101	100
4.678% due 05/25/2035 (f)	2,000	1,972
4.717% due 03/01/2035	241	235
4.753% due 01/01/2015	43	42
4.786% due 10/01/2018	1,196	1,199
4.824% due 02/01/2035	213	211
4.844% due 09/01/2035	3,312	3,261
4.850% due 07/01/2035	5,510	5,429
4.873% due 01/01/2035	160	158
4.875% due 05/01/2015	61	61
4.919% due 06/01/2033	243	239
4.929% due 01/01/2017	50	50
4.941% due 10/01/2017	40	40
4.947% due 10/01/2016	22	22
4.953% due 01/01/2029	36	36
4.958% due 05/01/2017	74	74
4.964% due 12/01/2017	48	48
4.977% due 10/25/2007 - 09/01/2015	170	170
4.988% due 10/01/2028	61	62
5.000% due 09/25/2014 - 11/25/2032	9,509	9,317
5.058% due 07/01/2035	218	216
5.077% due 10/25/2008	157	156
5.095% due 10/01/2031	124	126
5.126% due 05/01/2033	276	282
5.127% due 09/25/2008	37	37
5.134% due 10/01/2027	17	17
5.145% due 12/01/2014	34	34
5.208% due 05/01/2036	248	250
5.250% due 08/18/2017 - 03/01/2032	241	239
5.275% due 12/01/2035	122	122
5.307% due 09/01/2035	3,423	3,427

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.310% due 02/01/2036	$3,896	$3,886
5.340% due 10/01/2026 - 11/01/2040	366	368
5.370% due 08/25/2043	1,000	992
5.393% due 04/01/2036	1,576	1,577
5.409% due 04/01/2032	255	255
5.484% due 05/01/2025	209	211
5.500% due 04/25/2017 - 04/01/2019	4,470	4,469
5.570% due 08/25/2031 (f)	1,145	1,146
5.570% due 05/25/2032	66	66
5.630% due 12/25/2025 - 04/25/2029	252	253
5.632% due 07/01/2042	987	994
5.730% due 11/17/2030 - 05/18/2032	677	682
5.734% due 12/01/2024	59	60
5.744% due 09/17/2027	15	15
5.780% due 10/25/2030	393	395
5.783% due 10/01/2032	69	70
5.794% due 06/25/2021 - 10/25/2021	170	172
5.815% due 03/01/2027	84	85
5.830% due 08/25/2031	322	328
5.830% due 08/25/2031 (f)	1,144	1,150
5.832% due 11/01/2030 - 10/01/2040	908	912
5.844% due 01/25/2020 - 11/25/2021	259	262
5.850% due 09/16/2028	112	112
5.875% due 09/01/2032	49	49
5.880% due 12/18/2031 (f)	1,198	1,216
5.894% due 12/25/2021	307	308
5.925% due 03/01/2019 - 12/01/2024	41	41
5.930% due 11/18/2031	50	51
5.940% due 11/01/2032	354	353
5.944% due 03/25/2008	61	61
5.960% due 10/01/2032	59	60
5.980% due 11/25/2031	915	931
6.000% due 03/01/2009 - 08/25/2021	983	991
6.090% due 12/01/2008	89	90
6.094% due 05/25/2022	93	95
6.105% due 08/01/2018	48	49
6.220% due 11/01/2019	40	40
6.244% due 08/25/2023	136	138
6.277% due 09/01/2030	91	92
6.310% due 12/01/2017	62	62
6.344% due 12/25/2023	172	176
6.351% due 03/01/2030	73	75
6.444% due 12/25/2008	223	225
6.472% due 02/01/2026	36	37
6.500% due 07/25/2008 - 03/01/2029	460	468
6.592% due 12/01/2025	8	8
6.625% due 07/01/2010	31	32
6.728% due 09/01/2033	99	100
6.750% due 12/25/2023	215	223
6.770% due 01/18/2029	305	310
6.816% due 10/25/2008	81	82
6.828% due 04/01/2018	32	33
6.926% due 03/01/2027	12	13
6.962% due 11/01/2024	135	137
6.970% due 01/01/2028	31	32
7.000% due 02/01/2019 - 07/25/2042	296	303
7.075% due 07/01/2027	9	9
7.090% due 05/01/2031	15	15
7.097% due 08/01/2032	125	127
7.157% due 10/25/2008	112	113
7.250% due 09/01/2032	25	25
7.500% due 04/25/2022	259	264
10.256% due 08/25/2021	126	143

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
3.000% due 06/02/2008	$1,950	$1,889
4.750% due 08/15/2008 - 07/14/2017	1,345	1,330
5.000% due 06/19/2018	500	480

Federal Housing Administration
7.430% due 03/01/2021	18	18

Freddie Mac
2.905% due 10/01/2033	75	75
2.964% due 04/01/2034	272	269
4.000% due 10/15/2033	225	174
4.191% due 04/01/2035	1,147	1,130
4.205% due 04/01/2034	435	427
4.400% due 11/01/2033	153	151
4.417% due 01/01/2035	405	392
4.500% due 08/15/2017 - 09/15/2018	225	211
4.680% due 10/15/2022	67	66
4.683% due 09/01/2035	427	417
4.836% due 03/01/2025	124	123
4.881% due 09/25/2023	1,573	1,576
4.930% due 11/01/2035	3,868	3,816
5.000% due 02/15/2011 - 09/15/2035	2,346	2,245
5.004% due 05/01/2035	299	297
5.164% due 11/01/2024	391	391
5.196% due 12/01/2024	611	613
5.250% due 07/30/2018	100	97
5.356% due 04/01/2035	881	874
5.440% due 02/01/2036	222	222
5.453% due 04/01/2036	600	601
5.470% due 07/01/2032	128	129
5.500% due 10/15/2015	100	100
5.521% due 01/01/2032	82	83
5.572% due 04/01/2033	85	87
5.580% due 10/15/2032	105	104
5.632% due 02/25/2045	131	130
5.634% due 08/01/2032	50	51
5.680% due 12/15/2029	105	106
5.684% due 04/01/2036	266	266
5.690% due 10/25/2029	4	4
5.759% due 03/01/2036	1,401	1,402
5.775% due 09/15/2023	370	370
5.780% due 12/15/2031	40	40
5.781% due 03/01/2033	73	74
5.832% due 07/25/2044	654	663
5.836% due 04/01/2032	144	146
5.875% due 02/01/2017 - 05/15/2023	391	392
5.880% due 08/15/2029 - 08/15/2031	898	908
5.898% due 08/01/2031	422	425
6.000% due 08/15/2019	86	87
6.025% due 03/15/2020	108	108
6.035% due 03/01/2028	27	28
6.061% due 11/01/2023	13	14
6.084% due 05/15/2023	172	176
6.321% due 08/01/2029	66	67
6.378% due 02/01/2026	47	48
6.425% due 12/15/2023	498	502
6.475% due 05/15/2023	55	57
6.500% due 03/15/2009 - 07/25/2043	155	157
6.506% due 09/01/2028	111	113
6.529% due 02/01/2022	17	17
6.540% due 09/15/2014	64	66
7.033% due 04/01/2031	36	37
7.135% due 08/01/2023	41	41
7.549% due 01/25/2012	381	385
9.250% due 11/15/2019	37	36
11.720% due 11/15/2007	149	150

30	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Government National Mortgage Association
4.500% due 09/20/2028 - 09/20/2029	$42	$42
4.750% due 09/20/2018	28	28
4.875% due 11/20/2031	71	71
5.000% due 01/20/2034	116	116
5.125% due 10/20/2026 - 12/20/2027	115	116
5.250% due 02/20/2030	333	335
5.375% due 04/20/2016 - 05/20/2032	594	600
5.730% due 02/20/2029 - 09/20/2030	822	825
5.875% due 05/20/2016 - 04/20/2019	41	42
5.880% due 10/16/2029	243	246

Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,335

Total U.S. Government Agencies (Cost $89,694)		90,337

MORTGAGE-BACKED SECURITIES 32.2%
American Home Mortgage Investment Trust
4.992% due 06/25/2045	936	933

Asset Securitization Corp.
7.384% due 08/13/2029	750	763
7.490% due 04/14/2029	73	75

Banc of America Mortgage Securities
4.113% due 06/25/2034	470	461
5.405% due 10/20/2032	123	124
6.500% due 09/25/2033	141	142

Bear Stearns Adjustable Rate Mortgage Trust
4.912% due 10/25/2034	1,589	1,595
5.329% due 02/25/2033	76	75
5.761% due 02/25/2036	947	953
5.845% due 11/25/2030	128	129

Bear Stearns Alt-A Trust
5.380% due 02/25/2036	75	75
5.724% due 08/25/2036	3,398	3,417

Bear Stearns Commercial Mortgage Securities
5.980% due 03/15/2019	2,500	2,502

Bear Stearns Mortgage Securities, Inc.
5.959% due 06/25/2030	995	1,013

Carey Commercial Mortgage Trust
5.970% due 09/20/2019 (f)	1,822	1,838

CBA Commercial Small Balance Commercial Mortgage
5.610% due 12/25/2036 (f)	1,490	1,498

CC Mortgage Funding Corp.
5.898% due 01/25/2035	3,897	3,894

Charlotte Gateway Village LLC
6.410% due 12/01/2016	1,949	2,048

Chase Mortgage Finance Corp.
5.000% due 11/25/2033	354	342
5.398% due 01/25/2036	378	376

Citicorp Mortgage Securities, Inc.
5.000% due 12/25/2033	266	263
5.720% due 11/25/2018	64	64

Citigroup Mortgage Loan Trust, Inc.
4.687% due 08/25/2035	858	845
5.629% due 08/25/2035	2,777	2,725
6.500% due 06/25/2016	6,719	6,816

Commercial Mortgage Pass-Through Certificates
5.362% due 02/05/2019 (f)	3,000	3,019
5.665% due 02/05/2019	3,000	3,035
6.715% due 02/01/2009	1,390	1,453

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Alternative Loan Trust
5.540% due 03/20/2046	$1,502	$1,505
5.580% due 05/25/2035	1,113	1,114
5.600% due 02/25/2036	654	655
5.620% due 11/25/2035	482	484
5.640% due 10/25/2035	677	678
5.750% due 06/25/2033	1,217	1,211
6.000% due 10/25/2032	9	9

Countrywide Home Loan Mortgage Pass-Through Trust
4.500% due 10/25/2018	380	342
4.510% due 02/19/2034	114	112
5.600% due 02/25/2035	857	859
5.620% due 04/25/2035	531	533
5.630% due 03/25/2035	440	441
5.650% due 03/25/2035	3,645	3,662
5.720% due 02/25/2035	1,104	1,111
5.745% due 04/25/2035	1,181	1,153
5.790% due 09/25/2034 (f)	1,095	1,102
5.920% due 08/25/2034	5,113	5,147

CS First Boston Mortgage Securities Corp.
3.006% due 03/15/2036	573	559
4.832% due 04/15/2037	2,000	1,932
5.351% due 03/25/2032	304	304
5.810% due 01/25/2033	133	133
6.500% due 04/25/2033	193	194
7.000% due 02/25/2033	315	315

Denver Arena Trust
6.940% due 11/15/2019	1,910	1,946

Drexel Burnham Lambert CMO Trust
6.080% due 05/01/2016	305	305

First Horizon Alternative Mortgage Securities
4.475% due 03/25/2035	1,554	1,537
4.750% due 06/25/2034	3,072	3,047

First Horizon Asset Securities, Inc.
4.922% due 02/25/2035	681	675

First Republic Mortgage Loan Trust
5.650% due 06/25/2030	280	280
5.680% due 11/15/2031 (f)	1,242	1,251

GMAC Commercial Mortgage Securities, Inc.
6.500% due 05/15/2035	3,000	3,072

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	188	187

Greenpoint Mortgage Funding Trust
5.550% due 06/25/2045	1,106	1,110
5.560% due 06/25/2045 (f)	1,377	1,378

Greenwich Capital Acceptance, Inc.
7.614% due 06/25/2024	180	180

GS Mortgage Securities Corp. II
6.044% due 08/15/2018	645	660

GSR Mortgage Loan Trust
6.000% due 03/25/2032	4	4

GSRPM Mortgage Loan Trust
6.030% due 01/25/2032 (f)	1,468	1,481

Harborview Mortgage Loan Trust
5.319% due 12/19/2035	223	223
5.520% due 02/19/2046	1,865	1,863
5.550% due 05/19/2035	1,758	1,763
5.570% due 03/19/2037	1,168	1,171
7.080% due 06/20/2035	1,000	916

Hilton Hotel Pool Trust
5.830% due 10/03/2015	2,000	2,022

Impac CMB Trust
5.950% due 04/25/2034 (f)	522	522

Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	207	207

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Indymac ARM Trust
6.542% due 01/25/2032	$70	$69

Indymac Index Mortgage Loan Trust
5.540% due 06/25/2047	766	766
5.570% due 04/25/2035 (f)	1,337	1,341
5.610% due 03/25/2035	1,278	1,284
5.650% due 02/25/2035 (f)	1,479	1,486
5.940% due 09/25/2034	1,000	1,015

Indymac Loan Trust
5.550% due 01/25/2011	150	150

JPMorgan Chase Commercial Mortgage Securities Corp.
3.890% due 01/12/2037	5,000	4,884
5.440% due 02/15/2019	67	67

Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	71	72

LB Mortgage Trust
7.810% due 01/15/2009	102	105
8.427% due 01/20/2017	500	546

LB-UBS Commercial Mortgage Trust
4.394% due 07/15/2030	119	118
6.058% due 06/15/2020	87	89

MASTR Adjustable Rate Mortgages Trust
3.819% due 12/25/2033	33	34

Mellon Residential Funding Corp.
5.770% due 12/15/2030	1,110	1,114
6.452% due 01/25/2029	36	36

Merrill Lynch Mortgage Trust
4.218% due 06/12/2043	1,437	1,413

MLCC Mortgage Investors, Inc.
5.700% due 03/25/2028	30	30

Nationslink Funding Corp.
6.888% due 11/10/2030 (f)	2,445	2,460

Ocwen Residential Mortgage-Backed Securities Corp.
6.852% due 06/25/2039	687	545

Prudential Securities Secured Financing Corp.
6.796% due 05/25/2022	230	229
6.900% due 05/25/2022	144	144

Residential Accredit Loans, Inc.
5.381% due 09/25/2034	98	98

Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	53	53

Residential Asset Securitization Trust
4.750% due 02/25/2019	760	735
5.680% due 10/25/2018	388	387

Residential Funding Mortgage Security I
5.730% due 07/25/2018	330	331
6.500% due 03/25/2032	10	10

Rural Housing Trust 1987-1
8.330% due 04/01/2026	39	38

Salomon Brothers Mortgage Securities VII
4.120% due 09/25/2033	104	103
8.500% due 05/25/2032	849	893

Securitized Asset Sales, Inc.
7.218% due 06/25/2023	72	74

Sequoia Mortgage Trust
5.560% due 02/20/2035	197	197
5.680% due 10/19/2026	380	381
5.730% due 10/20/2027	85	85

Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,041

Structured Adjustable Rate Mortgage Loan Trust
5.820% due 06/25/2034	1,270	1,278

See Accompanying Notes	Semiannual Report	September 30, 2006	31

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036 (f)	$2,934	$2,939
5.750% due 10/19/2033	162	163
6.016% due 05/02/2030	142	141

Structured Asset Securities Corp.
5.860% due 06/25/2032	58	58
6.449% due 02/25/2032	18	18
6.960% due 11/25/2032	25	25
7.106% due 10/25/2031	133	136

Travelers Mortgage Services, Inc.
7.625% due 09/25/2018	89	88

Wachovia Bank Commercial Mortgage Trust
0.125% due 10/15/2041 (b)	101,828	2,181

Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	232	231
6.803% due 11/25/2030	212	212

Washington Mutual, Inc.
3.177% due 09/25/2033	63	63
3.942% due 07/25/2034	470	456
4.161% due 08/25/2034	625	608
4.191% due 08/25/2033	116	114
4.243% due 06/25/2034	99	98
4.674% due 04/25/2035	200	197
4.816% due 10/25/2032	356	354
5.106% due 10/25/2032	51	50
5.340% due 11/25/2041	40	40
5.427% due 02/27/2034	30	31
5.550% due 01/25/2045	665	667
5.600% due 12/25/2027	2,171	2,171
5.620% due 07/25/2045	3,385	3,399
5.620% due 10/25/2045	74	74
5.628% due 05/25/2041	342	345
5.635% due 07/25/2044	14	14
5.635% due 10/25/2044 (f)	1,892	1,899
5.637% due 11/25/2041	824	816
5.640% due 01/25/2045	727	732
5.650% due 07/25/2045	3,175	3,185
5.652% due 12/19/2039 (f)	1,449	1,431
5.745% due 11/25/2034	136	137
5.765% due 10/25/2044 (f)	4,205	4,214
5.795% due 07/25/2044	541	545
5.875% due 07/25/2044	433	435
5.963% due 06/25/2042	173	173
5.963% due 08/25/2042	165	165
5.963% due 04/25/2044	12	12

Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	450	435
4.000% due 08/25/2034	410	400
4.354% due 05/25/2035	1,442	1,422
4.488% due 11/25/2033	164	157
4.524% due 06/25/2034	4,117	4,015
4.545% due 02/25/2035	538	527
4.557% due 01/25/2035	432	426
4.577% due 12/25/2034	22	22
4.595% due 11/25/2034	2,030	2,001
4.666% due 02/25/2033	132	130
4.950% due 03/25/2036	1,219	1,208
5.000% due 10/25/2035	210	208
5.250% due 02/25/2018	982	975

Total Mortgage-Backed Securities (Cost $153,749)		154,072

ASSET-BACKED SECURITIES 55.2%
Aames Mortgage Investment Trust
5.390% due 04/25/2036	293	293
5.730% due 10/25/2035 (f)	3,000	3,008

ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	2,017

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ACE Securities Corp.
5.530% due 06/25/2035	$1,720	$1,722
6.130% due 03/25/2035	2,038	2,039

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	3,000	3,042

American Express Credit Account Master Trust
5.510% due 11/15/2010	75	75
5.830% due 02/15/2012	2,466	2,473

American Home Mortgage Investment Trust
5.510% due 08/25/2035	82	82

American Residential Eagle Certificate Trust
6.330% due 05/25/2028	1,394	1,395

Amortizing Residential Collateral Trust
5.600% due 06/25/2032	74	74
5.610% due 01/25/2032	95	95
5.680% due 08/25/2032	20	20

Amresco Residential Securities Mortgage Loan Trust
5.750% due 06/25/2027	12	11
5.825% due 06/25/2028	273	273
5.840% due 03/25/2027	39	39
5.885% due 06/25/2027	233	234
5.885% due 09/25/2027	563	563

Argent Securities, Inc.
5.410% due 03/25/2036	365	366
5.470% due 02/25/2036	66	66
5.490% due 03/25/2036 (f)	5,500	5,506

Asset-Backed Funding Certificates
5.650% due 10/25/2032	2	2
5.750% due 12/25/2034	2,000	2,012
6.010% due 03/25/2032	2,687	2,688

Asset-Backed Securities Corp. Home Equity
5.440% due 05/25/2036	2,000	2,002
5.730% due 05/25/2036	2,500	2,502
5.850% due 06/15/2031	25	25

Bayview Financial Asset Trust
5.730% due 12/25/2039	958	962

Bear Stearns Asset-Backed Securities, Inc.
5.000% due 03/25/2007 (b)	10,000	202
5.400% due 02/25/2036	252	252
5.410% due 12/25/2035	304	304
5.530% due 09/25/2034	103	103
5.530% due 06/25/2036 (f)	4,378	4,384
5.580% due 06/25/2035	46	46
5.620% due 02/25/2026	207	207
5.660% due 10/25/2032	206	206
5.660% due 01/25/2036	1,434	1,435
5.730% due 10/27/2032	109	110
5.830% due 09/25/2034	752	753
5.830% due 06/25/2035 (f)	10,775	10,844
5.930% due 10/25/2032	247	248
6.080% due 11/25/2042	369	374

Capital One Master Trust
4.600% due 08/17/2009	105	105

Carrington Mortgage Loan Trust
5.450% due 12/25/2035 (f)	954	955

CDC Mortgage Capital Trust
5.640% due 01/25/2033	75	75
6.380% due 01/25/2033	2,784	2,787

Cendant Mortgage Corp.
6.000% due 07/25/2043	475	474

Centex Home Equity
5.160% due 09/25/2034	2,000	1,952
5.810% due 06/25/2034	30	30
6.020% due 09/25/2034	1,400	1,417

Charming Shoppes Master Trust
5.660% due 05/15/2014 (f)	1,000	1,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Chase Credit Card Master Trust
5.690% due 10/15/2009	$50	$50

Chase Funding Mortgage Loan Asset-Backed Certificates
4.515% due 02/25/2014	567	553
4.537% due 09/25/2032	12	11
5.600% due 04/25/2033	14	14

Chase Manhattan Auto Owner Trust
2.570% due 02/16/2010	36	36

CIT Group Home Equity Loan Trust
5.980% due 12/25/2031	1,320	1,327

Collegiate Funding Services Education Loan Trust I
5.590% due 09/30/2013	29	29

Community Program Loan Trust
4.500% due 04/01/2029	500	470

Conseco Finance Securitizations Corp.
5.790% due 05/01/2033	787	787
8.310% due 05/01/2032	2,211	1,854

Conseco Recreational Enthusiast Consumer Trust
5.550% due 08/15/2025	2,299	2,295

Contimortgage Home Equity Trust
5.810% due 06/15/2025	79	79
7.780% due 04/25/2014	126	125

Countrywide Asset-Backed Certificates
4.946% due 10/25/2035	320	314
5.125% due 12/25/2034	3,000	2,966
5.430% due 05/25/2036	70	70
5.490% due 08/25/2035	2	2
5.490% due 02/25/2036	572	572
5.500% due 11/25/2035	480	480
5.540% due 10/25/2035 (f)	3,474	3,480
5.600% due 06/25/2035	896	897
5.630% due 11/25/2033	46	47
5.790% due 11/25/2036	4,000	4,026
5.800% due 11/25/2033	457	460
5.830% due 09/25/2032	382	383
5.930% due 05/25/2032	1,194	1,196
6.230% due 04/25/2032	1,120	1,121

Credit-Based Asset Servicing & Securitization
4.500% due 12/25/2006 (b)	4,196	30
5.430% due 08/25/2035 (f)	3,042	3,043
5.480% due 10/25/2036	3,737	3,786
5.780% due 11/25/2033	3,379	3,387
5.960% due 06/25/2032	1,228	1,231
6.730% due 01/25/2031	1,120	1,127

CS First Boston Mortgage Securities Corp.
5.580% due 01/25/2043	1,695	1,695
5.640% due 01/25/2032	23	23
6.010% due 05/25/2044 (f)	1,179	1,181

DaimlerChrysler Auto Trust
2.880% due 10/08/2009	351	349

Embarcadero Aircraft Securitization Trust
6.430% due 08/15/2025 (a)	1,183	18

EMC Mortgage Loan Trust
5.780% due 12/25/2042	3,202	3,202
6.080% due 08/25/2040	1,307	1,326

Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	1,102	1,034

Equity One Asset-Backed Securities, Inc.
5.580% due 07/25/2034 (f)	182	182
5.670% due 07/25/2034	11	11
7.600% due 02/25/2032 (f)	1,283	1,279
8.015% due 02/25/2032	96	95

FBR Securitization Trust
5.440% due 10/25/2035	59	59

32	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
First Alliance Mortgage Loan Trust
5.540% due 09/20/2027	$53	$53
5.810% due 10/25/2024	37	37
8.020% due 03/20/2031	45	45

First Franklin Mortgage Loan Asset-Backed Certificates
5.420% due 01/25/2036 (f)	3,092	3,094
5.570% due 11/25/2034	9	9
5.710% due 10/25/2034	596	599
5.730% due 04/25/2035	3,000	3,013
5.790% due 09/25/2030 (f)	2,666	2,668

First International Bank N.A.
5.880% due 03/15/2027	223	156

Fleet Home Equity Loan Trust
5.580% due 01/20/2033	409	410

Fremont Home Loan Trust
5.420% due 01/25/2036	38	38

Green Tree Financial Corp.
6.180% due 04/01/2030	1,589	1,555
6.220% due 03/01/2030	122	123
6.240% due 11/01/2016	5	5
6.270% due 06/01/2030	39	39
6.450% due 06/01/2030	450	453
6.530% due 04/01/2030	1,136	1,127
6.810% due 12/01/2027	2,683	2,770
6.860% due 03/15/2028	57	59
6.870% due 04/01/2030	70	70
7.550% due 01/15/2029	2,223	2,338
7.620% due 06/15/2028	186	197

Greenpoint Home Equity Loan Trust
5.600% due 04/15/2029	142	142

GSAA Trust
5.420% due 02/25/2035	60	60

GSAMP Trust
5.400% due 02/25/2036	436	437
5.450% due 12/25/2035	367	367
5.490% due 01/25/2036	5,000	5,004
5.520% due 11/25/2035	1,500	1,502
5.680% due 01/25/2045	668	669
5.880% due 06/25/2034	68	68

GSRPM Mortgage Loan Trust
5.450% due 03/25/2035 (f)	4,019	4,031
5.710% due 09/25/2042	290	292

HFC Home Equity Loan Asset-Backed Certificates
5.860% due 01/20/2034	1,371	1,379

Home Equity Asset Trust
5.490% due 05/25/2036 (f)	7,000	7,007
5.630% due 11/25/2032	1	1
5.860% due 07/25/2034	1,000	1,005

Home Equity Mortgage Trust
5.300% due 05/25/2036	135	136
5.510% due 05/25/2036 (f)	5,000	5,007

Household Mortgage Loan Trust
5.680% due 02/20/2034	172	172

IMC Home Equity Loan Trust
7.310% due 11/20/2028	155	154

Indymac Home Equity Loan Asset-Backed Trust
6.680% due 07/25/2034	1,000	1,016

Irwin Home Equity
6.230% due 02/25/2029	1,735	1,745

IXIS Real Estate Capital Trust
5.390% due 08/25/2036	176	177
5.480% due 09/25/2035 (f)	1,593	1,594

JPMorgan Mortgage Acquisition Corp.
5.440% due 08/25/2036	2,000	2,001
5.450% due 07/25/2035	33	33

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Keystone Owner Trust
7.900% due 01/25/2029	$234	$235
7.930% due 05/25/2025	45	45

LA Arena Funding LLC
7.656% due 12/15/2026	3,133	3,390

Lake Country Mortgage Loan Trust
5.860% due 12/25/2032 (f)	1,862	1,887

Long Beach Mortgage Loan Trust
5.434% due 08/25/2035	67	67
5.610% due 10/25/2034	70	70
5.680% due 03/25/2032	2	2
5.794% due 08/25/2035	2,000	2,010
6.280% due 03/25/2032	820	833

Madison Avenue Manufactured Housing Contract
6.780% due 03/25/2032	1,500	1,522

MASTR Asset-Backed Securities Trust
5.440% due 11/25/2035 (f)	2,799	2,801

Mellon Bank Home Equity Loan Trust
5.570% due 03/20/2027	40	40

Mellon Residential Funding Corp.
7.115% due 02/25/2021 (f)	1,012	1,009

Merrill Auto Trust Securitization
5.340% due 04/25/2008	25	25

Merrill Lynch Mortgage Investors, Inc.
5.360% due 05/25/2037	281	281
5.860% due 06/25/2035	3,000	3,005
6.324% due 09/25/2032	121	121

Mid-State Trust
6.005% due 08/15/2037	1,403	1,428

Money Store Home Equity Trust
5.480% due 08/15/2029	207	208

Morgan Stanley ABS Capital I
5.430% due 04/25/2036	3,000	3,002

Morgan Stanley Capital I
5.660% due 07/25/2032	9	9
7.805% due 01/25/2032	1,215	1,218

National City Auto Receivables Trust
2.110% due 07/15/2008	10	9

Nelnet Student Loan Trust
5.505% due 04/25/2016	4	4

New Century Home Equity Loan Trust
5.420% due 07/25/2035	3	4
5.890% due 07/25/2030	15	16
6.980% due 06/20/2031	4,506	4,513

Nextcard Credit Card Master Note Trust
6.551% due 12/15/2006	465	277

Nomura Asset Acceptance Corp.
5.640% due 01/25/2036 (f)	3,000	3,004

Novastar Home Equity Loan
5.420% due 01/25/2036	1,644	1,645
5.720% due 05/25/2033	15	15

Oakwood Mortgage Investors, Inc.
5.705% due 03/15/2018	608	530

Option One Mortgage Loan Trust
5.830% due 08/20/2030	19	20
5.870% due 06/25/2032	13	14
5.890% due 05/25/2029	2	2
5.900% due 10/25/2032 (f)	5,557	5,563

Origen Manufactured Housing
5.570% due 05/15/2032	29	29
6.440% due 03/15/2032	20	20
7.650% due 03/15/2032	2,000	2,056

Ownit Mortgage Loan Asset-Backed Certificates
5.440% due 03/25/2036	3	3

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Park Place Securities, Inc.
5.920% due 02/25/2035	$2,000	$2,014

Providian Gateway Master Trust
5.560% due 03/15/2011	1,275	1,277

Quest Trust
5.770% due 09/25/2034	102	102
5.890% due 06/25/2034 (f)	457	459
7.030% due 07/20/2034	244	244

Renaissance Home Equity Loan Trust
4.033% due 11/25/2034	118	117
4.934% due 08/25/2035	140	138
5.480% due 11/25/2035	32	33
5.830% due 12/25/2033	323	326
5.950% due 03/25/2033	60	60
6.130% due 08/25/2032	2,000	2,012

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	6,000	5,999
5.430% due 03/25/2035	35	35
5.580% due 01/25/2033	516	517
5.580% due 02/25/2034	7	7
5.690% due 04/25/2033	11	11
5.707% due 08/25/2034 (f)	3,000	2,984
5.720% due 02/25/2033	27	27
5.900% due 07/25/2034 (f)	2,000	1,955
5.942% due 04/25/2034 (f)	2,000	2,023

Residential Asset Securities Corp.
5.390% due 04/25/2036	147	147
5.460% due 03/25/2036 (f)	2,000	2,002
5.620% due 06/25/2033	73	73
5.760% due 03/25/2035	7,000	7,025
6.155% due 09/25/2031	509	513
7.140% due 04/25/2032	764	769

Residential Funding Mortgage Securities II, Inc.
5.620% due 12/25/2032	39	39
8.350% due 03/25/2025	177	177

SACO I, Inc.
5.500% due 06/25/2036 (b)	19,614	1,109
5.510% due 05/25/2036 (f)	7,000	7,004
5.540% due 03/25/2036	3,978	3,981
5.830% due 07/25/2035	5,553	5,571
6.030% due 10/25/2034	2,966	2,971

Salomon Brothers Mortgage Securities VII
5.810% due 03/25/2028	440	441

Saxon Asset Securities Trust
5.450% due 11/25/2035	59	59
5.580% due 03/25/2032	33	33

SLM Student Loan Trust
5.790% due 06/15/2018	92	92

Soundview Home Equity Loan Trust
5.450% due 06/25/2035	90	90
5.640% due 05/25/2030	1,307	1,308

Specialty Underwriting & Residential Finance
5.430% due 12/25/2035	10	10
5.450% due 06/25/2036	105	106

Structured Asset Securities Corp.
3.375% due 08/25/2031	133	121
4.900% due 04/25/2035	1,311	1,263
5.460% due 12/25/2035	1,052	1,053
5.614% due 01/25/2033	21	22
5.980% due 05/25/2034	231	231
6.380% due 01/25/2033	255	257

Structured Settlements Fund
7.250% due 12/20/2015	169	172

Terwin Mortgage Trust
5.450% due 07/25/2035	43	43
5.510% due 07/25/2036 (f)	671	672

Truman Capital Mortgage Loan Trust
5.810% due 11/25/2031	21	22
6.480% due 11/25/2032	170	171

See Accompanying Notes	Semiannual Report	September 30, 2006	33

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	$1,000	$434

USAA Auto Owner Trust
2.060% due 04/15/2008	7	7

Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	333
7.905% due 02/07/2026 (f)	837	884

White River Capital, Inc.
5.090% due 07/08/2008	11	11

WMC Mortgage Loan Pass-Through Certificates
6.155% due 03/20/2029	125	125

World Financial Network Credit Card Master Trust
6.330% due 03/15/2013	2,000	2,017

Total Asset-Backed Securities (Cost $265,261)		264,040

SHORT-TERM INSTRUMENTS 20.2%

COMMERCIAL PAPER 15.7%
Abbey National N.A. LLC
5.260% due 10/05/2006	10,800	10,795

BNP Paribas Finance
5.340% due 10/02/2006	13,100	13,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rabobank USA Financial Corp.
5.270% due 10/02/2006	$10,800	$10,800
5.360% due 10/02/2006	3,500	3,500

Sanofi Aventis
5.250% due 11/15/2006	10,800	10,731

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	13,100	13,100

UBS Finance Delaware LLC
5.340% due 10/02/2006	13,100	13,100

		75,126

REPURCHASE AGREEMENTS 3.9%
Credit Suisse First Boston
5.050% due 10/02/2006	7,600	7,600
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.000% due 02/15/2009 valued at $7,816. Repurchase proceeds are $7,603.)

Lehman Brothers, Inc.
5.050% due 10/02/2006	5,000	5,000
(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $5,099. Repurchase proceeds are $5,002.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
State Street Bank and Trust Co.
4.900% due 10/02/2006	$5,771	$5,771
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.875% due 04/30/2011 valued at $5,888. Repurchase proceeds are $5,773.)

		18,371

U.S. TREASURY BILLS 0.6%
4.804% due 12/14/2006 (c)(d)(g)	2,910	2,878

Total Short-Term Instruments (Cost $96,379)		96,375

PURCHASED OPTIONS (i) 0.0%
(Cost $9)		6

Total Investments (e) 128.4% (Cost $614,280)		$614,030

Other Assets and Liabilities (Net) (28.4%)		(135,800)

Net Assets 100.0%		$478,230

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $1,236 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $34,947 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowing outstanding during the period ended September 30 ,2006 was $111,227 at a weighted average interest rate of 5.220%. On September 30, 2006, securities valued at $123,855 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,149 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	1,200	$(525)
90-Day Eurodollar September Futures	Long	09/2007	568	291

				$(234)

(h)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 07/25/2033	Sell	4.500%		07/25/2033	$1,617	$13
Barclays Bank PLC	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%	)	02/25/2034	1,000	(1)
Barclays Bank PLC	Specialty Underwriting & Residential Finance Trust floating rate based on 1-month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%	)	02/25/2035	1,000	(1)
Barclays Bank PLC	Structured Asset Investment Loan Trust floating rate based on 1-month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%	)	02/25/2035	1,000	(1)
Barclays Bank PLC	Camber 6.838% due 07/12/2043	Buy	(1.400%	)	06/28/2046	3,000	(23)
Barclays Bank PLC	Camber 8.758% due 07/12/2043	Buy	(3.300%	)	06/28/2046	2,000	(18)
Bear Stearns & Co., Inc.	Indymac Home Equity Loan Asset-Back Trust floating rate based on 1-month USD-LIBOR plus 0.630% due 06/25/2030	Buy	(0.450%	)	06/25/2030	3,596	(3)
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	1,000	18

34	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%	)	11/12/2037	$1,000	$(18)
Bear Stearns & Co., Inc.	KLIO Funding Corp. floating rate based on 1-month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%	)	04/23/2039	1,000	(17)
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%	)	03/08/2040	2,000	(42)
Bear Stearns & Co., Inc.	LB-UBS Commercial Mortgage Trust 5.404% due 09/15/2040	Buy	(1.170%	)	09/15/2040	1,000	(26)
Citibank N.A.	ABS Home Equity Index	Sell	1.540%		07/25/2045	4,000	13
Credit Suisse First Boston	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 2.2250% due 07/25/2032	Buy	(2.250%	)	07/25/2032	3,849	97
Deutsche Bank AG	Park Place Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.200% due 03/25/2035	Buy	(2.650%	)	03/25/2035	5,000	41
Deutsche Bank AG	Park Place Securities, Inc. floating rate based on 1-month USD-LIBOR plus 1.250% due 05/25/2035	Buy	(1.100%	)	05/25/2035	2,000	1
Deutsche Bank AG	CMBX N.A. BBB-1 Index	Sell	1.340%		10/12/2052	2,000	5
Goldman Sachs & Co.	Ameriquest Mortgage Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.100% due 05/25/2033	Sell	2.100%		05/25/2033	2,500	37
Goldman Sachs & Co.	Ameriquest Mortgage Securities, Inc. floating rate based on 1-month USD-LIBOR plus 1.860% due 01/25/2034	Sell	1.860%		01/25/2034	2,500	57
Goldman Sachs & Co.	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 02/25/2034	Buy	(2.000%	)	02/25/2034	2,500	(5)
Goldman Sachs & Co.	Park Place Securities, Inc. floating rate based on 1-month USD-LIBOR plus 3.500% due 09/25/2034	Sell	5.000%		09/25/2034	2,000	58
Goldman Sachs & Co.	ABS Home Equity Index	Sell	0.170%		05/25/2046	3,000	1
JPMorgan Chase & Co.	Park Place Securities, Inc. floating rate based on 1-month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(3.000%	)	09/25/2034	2,000	(6)
JPMorgan Chase & Co.	Encore Credit Receivables Trust 6.680% due 10/25/2035	Buy	(1.500%	)	10/25/2035	2,000	(3)
JPMorgan Chase & Co.	FBR Securitization Trust 7.180% due 10/25/2035	Sell	3.500%		10/25/2035	3,000	56
Lehman Brothers, Inc.	Encore Credit Receivables Trust floating rate based on 1-month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%		10/25/2035	2,000	9
Lehman Brothers, Inc.	Baldwin Segregated Portfolio 7.388% due 06/25/2038	Buy	(2.500%	)	06/25/2038	2,000	109
Lehman Brothers, Inc.	GSC ABS CDO Ltd. 7.152% due 11/12/2045	Buy	(1.400%	)	11/12/2045	1,000	(4)
Lehman Brothers, Inc.	Citius Funding Ltd. 6.700% due 05/05/2046	Buy	(1.440%	)	05/05/2046	1,000	(4)
Lehman Brothers, Inc.	ABS Home Equity Index	Sell	1.330%		05/25/2046	5,000	9
Lehman Brothers, Inc.	Baldwin Segregated Portfolio 6.138% due 06/25/2046	Buy	(0.800%	)	06/25/2046	2,000	38
Merrill Lynch & Co., Inc.	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 02/25/2034	Sell	2.250%		02/25/2034	2,500	11
Morgan Stanley	Indymac Home Equity Loan Asset-Back Trust floating rate based on 1-month USD-LIBOR plus 0.630% due 06/25/2030	Sell	1.500%		06/25/2030	3,596	59
Morgan Stanley	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 2.250% due 07/25/2032	Sell	2.250%		07/25/2032	3,849	(19)
Morgan Stanley	Morgan Stanley ABS Capital I floating rate based on 1-month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%	)	12/27/2033	1,000	(2)
Morgan Stanley	Park Place Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.200% due 03/25/2035	Sell	3.030%		03/25/2035	5,000	(33)
Royal Bank of Canada	Ameriquest Mortgage Securities, Inc. floating rate based on 1-month USD-LIBOR plus 1.860% due 01/25/2034	Buy	(0.800%	)	01/25/2034	2,500	(5)
Royal Bank of Scotland Group PLC	Ameriquest Mortgage Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.100% due 05/25/2033	Buy	(0.700%	)	05/25/2033	2,500	(3)
Royal Bank of Scotland Group PLC	FBR Securitization Trust 7.180% due 10/25/2035	Buy	(3.000%	)	10/25/2035	3,000	(10)
UBS AG	Asset-Backed Funding Certificates floating rate based on 1-month USD-LIBOR plus 3.500% due 11/25/2032	Buy	(2.350%	)	11/25/2032	2,500	(29)
UBS AG	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	1,000	(7)

							$352

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011	$5,700	$91
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	14,000	(414)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	37,000	592
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016	5,900	175
UBS AG	3-month USD-LIBOR	Pay	4.000%	12/15/2007	36,000	(439)
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/21/2009	55,500	(315)

						$(310)

See Accompanying Notes	Semiannual Report	September 30, 2006	35

Schedule of Investments Asset-Backed Securities Portfolio (Cont.)	(Unaudited) September 30, 2006

(i)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$ 92.500	12/18/2006	49	$1	$1
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	858	8	5

				$9	$6

(j)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	10/01/2036	$1,500	$1,502	$1,507

36	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Developing Local Markets Portfolio	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 47.4%

BANKING & FINANCE 28.6%
Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	$400	$385

Banco Nacional de Desenvolvimento Economico e Social
5.873% due 06/16/2008	100	99

Banco Santander Chile
5.740% due 12/09/2009	1,000	1,003

Bank of America Corp.
5.378% due 09/25/2009	1,400	1,401

Bank of America N.A.
5.485% due 07/25/2008	1,000	1,001

Banque Centrale de Tunisie
7.500% due 09/19/2007	2,120	2,169

Bear Stearns Cos., Inc.
5.715% due 01/31/2011	1,500	1,504

Caterpillar Financial Services Corp.
5.454% due 08/11/2009	700	700
5.460% due 03/10/2009	500	501
5.470% due 05/18/2009	1,100	1,101

Charter One Bank N.A.
5.540% due 04/24/2009	1,000	1,001

CIT Group Holdings, Inc.
5.635% due 01/30/2009	2,200	2,206

CIT Group, Inc.
5.460% due 12/19/2007	2,500	2,504

Citigroup, Inc.
5.500% due 05/18/2011	900	901
5.560% due 05/18/2010	500	502

Export-Import Bank of Korea
4.125% due 02/10/2009	100	98
4.250% due 11/27/2007	3,700	3,652
4.250% due 11/06/2008	75	74
4.500% due 08/12/2009	200	196

General Electric Capital Corp.
5.510% due 12/15/2009	1,200	1,204

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	1,400	1,402
5.479% due 06/23/2009	700	701
5.536% due 11/10/2008	1,700	1,703
5.585% due 07/29/2008	1,300	1,303
5.591% due 03/02/2010	500	501

HBOS Treasury Services PLC
5.547% due 07/17/2009	1,500	1,501

HSBC Finance Corp.
5.520% due 09/15/2008	1,400	1,404
5.696% due 11/16/2009	700	704
6.538% due 11/13/2007	1,800	1,818

Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007	500	506

Industry & Construction Bank St Petersburg OJSC
6.875% due 07/29/2008	300	304

International Lease Finance Corp.
5.620% due 05/24/2010	1,000	1,003

John Deere Capital Corp.
5.399% due 07/15/2008	700	700
5.557% due 04/15/2008	800	801

JPMorgan Chase & Co.
5.698% due 10/02/2009	890	894

Korea Development Bank
4.750% due 07/20/2009	100	99

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Holdings, Inc.
5.492% due 08/21/2009	$2,000	$2,001
5.599% due 12/23/2010	1,100	1,103
5.601% due 10/22/2008	2,500	2,504
5.601% due 01/23/2009	1,000	1,002

Malaysia Global Sukuk, Inc.
6.590% due 07/03/2007	1,200	1,208

MBNA Europe Funding PLC
5.490% due 09/07/2007	700	701

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	900	901
5.575% due 01/30/2009	500	501

Mirage Resorts, Inc.
6.750% due 08/01/2007	200	202
6.750% due 02/01/2008	150	152
7.250% due 10/15/2006	400	400

Morgan Stanley
5.550% due 02/09/2009	1,000	1,002
5.751% due 01/22/2009	500	501

National Australia Bank Ltd.
5.430% due 09/11/2009	1,600	1,601

Pemex Finance Ltd.
9.690% due 08/15/2009	1,380	1,495

Petroleum Export Ltd.
4.633% due 06/15/2010	83	82
5.265% due 06/15/2011	279	271

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	1,500	1,502

SLM Corp.
5.625% due 07/27/2009	1,700	1,703

UBS Luxembourg S.A. for Sberbank
7.240% due 10/24/2006	500	503

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	3,850	3,868
8.385% due 07/30/2007	1,000	1,023

Wachovia Bank N.A.
5.460% due 05/25/2010	750	751
5.461% due 12/02/2010	1,000	1,001

Wachovia Corp.
5.510% due 03/15/2011	1,000	1,002

Wells Fargo & Co.
5.449% due 03/23/2010	2,600	2,604

		67,130

INDUSTRIALS 12.7%
ABN AMRO Bank Luxemburg SA for OJSC Oil Co. Rosneft
12.750% due 11/20/2006	200	203

Allied Waste North America, Inc.
8.500% due 12/01/2008	200	210

Anadarko Petroleum Corp.
5.790% due 09/15/2009	1,500	1,503

Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008	100	110

Cisco Systems, Inc.
5.479% due 02/20/2009	300	301

Comcast Corp.
5.800% due 07/14/2009	700	702

Cox Communications, Inc.
5.940% due 12/14/2007	1,000	1,005

CSC Holdings, Inc.
7.875% due 12/15/2007	400	407

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CSN Iron S.A.
9.125% due 06/01/2007	$1,300	$1,326

CSN Islands VII Corp.
10.750% due 09/12/2008	100	108

DaimlerChrysler N.A. Holding Corp.
5.918% due 08/03/2009	700	700

EchoStar DBS Corp.
5.750% due 10/01/2008	1,250	1,242

El Paso Corp.
6.950% due 12/15/2007	300	304
7.625% due 08/16/2007	200	204
7.625% due 09/01/2008	200	206

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	100	110

FedEx Corp.
5.579% due 08/08/2007	400	401

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	1,000	1,028

HCA, Inc.
7.000% due 07/01/2007	300	303

Hewlett-Packard Co.
5.524% due 05/22/2009	200	200

Hilton Hotels Corp.
7.950% due 04/15/2007	300	305

HJ Heinz Co.
6.428% due 12/01/2008	700	715

Host Marriott LP
9.250% due 10/01/2007	1,400	1,451

JC Penney Corp., Inc.
7.600% due 04/01/2007	300	303

Mandalay Resort Group
10.250% due 08/01/2007	600	622

MGM Mirage
9.750% due 06/01/2007	1,465	1,507

Oracle Corp.
5.730% due 01/13/2009	1,000	1,002

Pemex Project Funding Master Trust
7.307% due 10/15/2009	1,000	1,035
8.500% due 02/15/2008	1,000	1,037
8.850% due 09/15/2007	1,600	1,652

Qwest Communications International, Inc.
8.905% due 02/15/2009	100	102

Reynolds American, Inc.
6.500% due 06/01/2007	400	403

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007	2,775	2,842

Salomon Brothers AG for OAO Siberian Oil Co.
11.500% due 02/13/2007	1,000	1,024

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	1,050	1,111

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	400	400

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	700	708

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	200	197

Transocean, Inc.
5.591% due 09/05/2008	700	700

United Technologies Corp.
5.470% due 06/01/2009	200	200

See Accompanying Notes	Semiannual Report	September 30, 2006	37

Schedule of Investments  Developing Local Markets Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Walt Disney Co.
5.490% due 09/10/2009	$1,200	$1,202

Williams Cos., Inc.
5.935% due 02/16/2007	400	401

Xerox Corp.
6.160% due 12/18/2009	300	302

		29,794

UTILITIES 6.1%
America Movil S.A. de C.V.
6.115% due 04/27/2007	1,200	1,203

AT&T, Inc.
4.214% due 06/05/2007	800	795
5.495% due 05/15/2008	600	601
5.612% due 11/14/2008	300	301

BellSouth Corp.
5.580% due 08/15/2008	1,200	1,201

CMS Energy Corp.
7.500% due 01/15/2009	100	104
8.900% due 07/15/2008	100	105
9.875% due 10/15/2007	500	522

Deutsche Telekom International Finance BV
5.569% due 03/23/2009	200	200

Dominion Resources, Inc.
5.664% due 09/28/2007	2,200	2,201

Entergy Gulf States, Inc.
6.140% due 12/08/2008	1,200	1,203

FirstEnergy Corp.
5.500% due 11/15/2006	120	120

Florida Power Corp.
5.802% due 11/14/2008	1,600	1,603

Korea Electric Power Corp.
4.250% due 09/12/2007	525	519

Qwest Corp.
5.625% due 11/15/2008	600	598

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	399	388

Romanian Thermal Power Plants
9.317% due 12/23/2007	514	528

Verizon Global Funding Corp.
5.535% due 08/15/2007	500	501

Vodafone Group PLC
5.427% due 06/29/2007	1,500	1,500

		14,193

Total Corporate Bonds & Notes (Cost $110,986)		111,117

U.S. GOVERNMENT AGENCIES 1.4%
Fannie Mae
5.632% due 09/01/2044	602	606

Freddie Mac
4.500% due 04/15/2019	91	90
5.590% due 08/25/2031	434	435
5.610% due 09/25/2031	452	452
5.632% due 02/25/2045	1,377	1,369
5.680% due 12/15/2030	396	397

Total U.S. Government Agencies (Cost $3,352)		3,349

MORTGAGE-BACKED SECURITIES 2.7%
Commercial Mortgage Pass-Through Certificates
5.430% due 04/15/2017	283	284

Countrywide Alternative Loan Trust
5.400% due 10/25/2046	396	397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	$419	$420

Harborview Mortgage Loan Trust
5.570% due 03/19/2037	389	390

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	697	696

Sequoia Mortgage Trust
4.082% due 04/20/2035	620	609

Structured Asset Mortgage Investments, Inc.
5.400% due 08/25/2036	498	498
5.550% due 05/25/2036	489	490

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	422	422

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	1,500	1,501

Washington Mutual, Inc.
5.590% due 09/25/2046	399	399
5.620% due 08/25/2045	108	108
5.667% due 10/25/2046	200	201

Total Mortgage-Backed Securities (Cost $6,415)		6,415

ASSET-BACKED SECURITIES 14.9%
ACE Securities Corp.
5.400% due 12/25/2035	314	314
5.400% due 10/25/2036	200	200
5.440% due 10/25/2035	743	744

Ameriquest Mortgage Securities, Inc.
5.410% due 01/25/2036	194	194
5.410% due 03/25/2036	48	48
5.440% due 10/25/2035	55	55

Argent Securities, Inc.
5.376% due 10/25/2036	500	501
5.378% due 09/25/2036	289	289
5.410% due 03/25/2036	310	310
5.430% due 11/25/2035	323	323
5.450% due 10/25/2035	259	259

Asset-Backed Funding Certificates
5.364% due 09/25/2036	576	576
5.440% due 06/25/2035	92	92
5.680% due 06/25/2034	797	798

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 02/25/2036	42	42
5.530% due 09/25/2034	962	963

Carrington Mortgage Loan Trust
5.370% due 05/25/2036	161	161

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	1,000	1,001

Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	395	395
5.440% due 09/25/2035	34	34

Countrywide Asset-Backed Certificates
5.380% due 01/25/2037	238	238
5.380% due 03/25/2047	400	400
5.400% due 07/25/2036	231	231
5.409% due 07/25/2036	300	300
5.416% due 07/25/2036	200	200
5.430% due 01/25/2036	175	175
5.430% due 10/25/2036	600	600
5.460% due 07/25/2036	229	229
5.490% due 02/25/2036	296	296
5.520% due 01/25/2036	750	751

DaimlerChrysler Auto Trust
5.250% due 05/08/2009 (a)	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FBR Securitization Trust
5.440% due 10/25/2035	$207	$207
5.510% due 09/25/2035	1,485	1,486

First Franklin Mortgage Loan Asset-Backed Certificates
5.420% due 01/25/2036	368	368

First NLC Trust
5.440% due 09/25/2035	53	53
5.440% due 12/25/2035	100	100

Fremont Home Loan Trust
5.412% due 02/27/2037 (a)	600	600
5.420% due 01/25/2036	754	755

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	197	197

GSAMP Trust
5.394% due 09/25/2036	300	300
5.440% due 11/25/2035	223	223

Home Equity Asset Trust
5.440% due 02/25/2036	509	509

Home Equity Mortgage Trust
5.420% due 05/25/2036	106	106
5.440% due 02/25/2036	214	214

Indymac Residential Asset-Backed Trust
5.380% due 11/25/2036	200	200
5.420% due 03/25/2036	553	553

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	565	566
5.440% due 08/25/2036	400	400
5.480% due 08/25/2036	200	200

Lehman XS Trust
5.410% due 04/25/2046	686	686
5.410% due 08/25/2046	489	489
5.420% due 05/25/2046	172	172

Long Beach Mortgage Loan Trust
5.364% due 07/25/2036	189	189
5.390% due 04/25/2036	346	346
5.400% due 03/25/2036	606	606
5.410% due 02/25/2036	302	302
5.420% due 01/25/2036	368	368
5.530% due 11/25/2034	420	420
5.610% due 10/25/2034	933	934

MASTR Asset-Backed Securities Trust
5.380% due 03/25/2036	295	296
5.410% due 01/25/2036	563	564

Merrill Lynch Mortgage Investors, Inc.
5.380% due 05/25/2037	645	645
5.394% due 07/25/2037	300	300
5.400% due 02/25/2037	269	270
5.406% due 09/25/2037	500	500

Morgan Stanley Capital I
5.400% due 02/25/2036	758	759

New Century Home Equity Loan Trust
5.400% due 08/25/2036	441	441
5.440% due 09/25/2035	421	422
5.450% due 10/25/2035	115	115

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	143	143

Option One Mortgage Loan Trust
5.430% due 11/25/2035	323	323

Park Place Securities, Inc.
5.490% due 09/25/2035	61	61

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	233	233

Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036	397	397
5.410% due 10/25/2036	300	300
5.440% due 05/25/2025	249	249

38	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Asset Securities Corp.
5.364% due 08/25/2036	$384	$385
5.370% due 06/25/2036	360	360
5.400% due 02/25/2036	142	142
5.400% due 07/25/2036	648	649
5.404% due 10/25/2036	300	300
5.410% due 01/25/2036	350	351
5.430% due 03/25/2035	8	8
5.440% due 10/25/2035	312	312

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	226	226

SACO I, Inc.
5.404% due 04/25/2036	96	96
5.440% due 11/25/2020	172	173
5.440% due 07/25/2035	11	11
5.440% due 12/25/2035	112	112

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	500	500

Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	189	189

SG Mortgage Securities Trust
5.430% due 10/25/2035	169	169

SLC Student Loan Trust
5.360% due 12/15/2010	135	135

SLM Student Loan Trust
5.370% due 04/25/2012	200	200
5.455% due 01/25/2013	301	301

Soundview Home Equity Loan Trust
5.380% due 10/25/2036	500	500
5.400% due 05/25/2036	332	332
5.440% due 11/25/2035	292	293
5.500% due 04/25/2035	159	159

Structured Asset Investment Loan Trust
5.420% due 07/25/2035	56	56

Structured Asset Securities Corp.
4.900% due 04/25/2035	459	442

Total Asset-Backed Securities (Cost $34,881)		34,887

SOVEREIGN ISSUES 6.9%
Chile Government International Bond
5.900% due 01/28/2008	800	803

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Development Bank of Kazakhstan JSC
7.125% due 10/10/2007		$100	$102

Guatemala Government Bond
8.500% due 08/03/2007		1,100	1,127

Korea Development Bank
3.875% due 03/02/2009		200	194
5.250% due 11/16/2006		100	100
5.900% due 10/20/2009		3,080	3,102

Mexico Government International Bond
4.625% due 10/08/2008		200	197
6.200% due 01/13/2009		3,100	3,136

Russia Government International Bond
8.250% due 03/31/2010		1,978	2,082
10.000% due 06/26/2007		1,600	1,655

South Africa Government International Bond
8.375% due 10/17/2006		1,000	1,001

Ukraine Government International Bond
11.000% due 03/15/2007		569	583

Venezuela Government International Bond
6.250% due 03/30/2007		238	237
6.438% due 12/18/2007		179	179
9.125% due 06/18/2007		1,570	1,608

Total Sovereign Issues (Cost $16,073)			16,106

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%
Aries Vermoegensverwaltungs GmbH
6.182% due 10/25/2007	EUR	500	655

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	10,000	923

Total Foreign Currency-Denominated Issues (Cost $1,614)			1,578

SHORT-TERM INSTRUMENTS 22.0%

COMMERCIAL PAPER 21.1%
Barclays U.S. Funding Corp.
5.280% due 11/22/2006		$5,200	5,161
5.300% due 11/15/2006		1,000	993

Danske Corp.
5.270% due 12/27/2006		1,800	1,777
5.375% due 10/26/2006		4,500	4,484

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dexia Delaware LLC
5.270% due 11/10/2006		$2,000	$1,988
5.360% due 10/16/2006		900	898

DnB NORBank ASA
5.275% due 11/13/2006		5,500	5,466

General Electric Capital Corp.
5.350% due 10/26/2006		3,200	3,189

HBOS Treasury Services PLC
5.260% due 12/08/2006		1,900	1,881
5.265% due 11/22/2006		500	496
5.370% due 10/25/2006		2,400	2,392

Societe Generale N.A.
5.290% due 12/18/2006		5,500	5,436

Spintab AB
5.350% due 11/03/2006		3,400	3,384

Swedbank
5.275% due 11/09/2006		2,600	2,586

UBS Finance Delaware LLC
5.265% due 11/16/2006		3,900	3,874
5.280% due 11/16/2006		1,100	1,093
5.355% due 10/24/2006		1,200	1,196

Viacom, Inc.
5.594% due 05/29/2007		1,000	1,000

Westpac Capital Corp.
5.265% due 11/21/2006		2,300	2,283

			49,577

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.900% due 10/02/2006		981	981

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $1,002. Repurchase proceeds are $981.)

EGYPT TREASURY BILLS 0.5%
7.575% due 01/30/2007 (b)	EGP	6,000	$1,015

Total Short-Term Instruments (Cost $51,581)			51,573

Total Investments (c) 96.0% (Cost $224,902)			$225,025

Other Assets and Liabilities (Net) 4.0%			9,457

Net Assets 100.0%			$234,482

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $5,803 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.060%	01/02/2009	BRL	700	$8
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.125%	01/02/2009		500	6
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		500	6
Morgan Stanley	BRL-CDI-Compounded	Pay	17.930%	10/02/2006		2,650	18
Morgan Stanley	BRL-CDI-Compounded	Pay	16.120%	07/02/2007		1,150	11
Morgan Stanley	BRL-CDI-Compounded	Pay	14.630%	01/02/2009		3,309	21
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	2,550	(1)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		2,550	(1)
Goldman Sachs & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		10,000	2
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		7,700	9
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		4,000	27

							$106

See Accompanying Notes	Semiannual Report	September 30, 2006	39

Schedule of Investments  Developing Local Markets Portfolio  (Cont.)

(e)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	2,715	10/2006	$16	$0	$16
Sell		2,715	10/2006	0	(7)	(7)
Buy		9,416	11/2006	74	0	74
Sell		1,078	11/2006	0	(32)	(32)
Buy		3,712	12/2006	6	(1)	5
Buy		8,063	01/2007	0	(40)	(40)
Buy	CLP	220,461	10/2006	2	0	2
Sell		220,461	10/2006	0	(4)	(4)
Buy		3,635,938	12/2006	30	0	30
Buy		1,744,862	01/2007	0	(146)	(146)
Sell		220,461	02/2007	0	(2)	(2)
Buy	CNY	18,612	11/2006	3	(9)	(6)
Buy		20,847	02/2007	5	0	5
Buy		3,088	03/2007	0	(3)	(3)
Buy		28,862	07/2007	12	0	12
Buy	COP	4,694,633	10/2006	46	(15)	31
Sell		950,430	10/2006	0	(5)	(5)
Buy		5,642,650	01/2007	0	(3)	(3)
Buy	CZK	402,883	10/2006	222	(32)	190
Sell		218,577	10/2006	0	(18)	(18)
Buy		243,194	12/2006	18	(1)	17
Buy	EUR	3,828	10/2006	0	(24)	(24)
Sell		525	10/2006	2	(1)	1
Buy	HKD	76,338	10/2006	0	(50)	(50)
Sell		38,900	10/2006	6	0	6
Buy		76,482	11/2006	1	(28)	(27)
Buy	IDR	32,330,795	01/2007	56	(11)	45
Buy		19,237,500	02/2007	0	(13)	(13)
Buy	ILS	17,960	10/2006	207	0	207
Sell		8,326	10/2006	0	0	0
Buy		8,326	12/2006	0	0	0
Buy	INR	67,560	10/2006	24	0	24
Sell		67,560	10/2006	0	(2)	(2)
Buy		144,393	11/2006	0	(34)	(34)
Buy		26,018	02/2007	8	0	8
Buy		93,273	04/2007	4	0	4
Buy	JPY	34,865	10/2006	0	(4)	(4)
Buy		334,871	11/2006	0	(90)	(90)
Buy	KRW	4,260,710	10/2006	46	0	46
Sell		4,260,710	10/2006	10	0	10
Buy		6,494,049	11/2006	6	(22)	(16)
Buy		3,318,210	01/2007	0	(6)	(6)
Buy		1,328,544	03/2007	16	0	16
Buy	KZT	65,934	12/2006	0	(7)	(7)
Buy	MXN	121,974	10/2006	370	(20)	350
Sell		115,962	10/2006	0	(15)	(15)
Buy		136,483	11/2006	205	(10)	195
Sell		5,238	11/2006	0	(16)	(16)
Buy		11,115	12/2006	8	0	8
Sell		10,126	12/2006	3	0	3
Buy		115,962	01/2007	14	0	14
Buy	MYR	6,406	12/2006	0	(15)	(15)
Buy		14,200	01/2007	0	(60)	(60)
Buy	PLN	21,565	10/2006	57	0	57
Sell		21,565	10/2006	0	(11)	(11)
Buy		44,796	11/2006	0	(288)	(288)
Buy		26,132	12/2006	11	(1)	10
Buy	RUB	103,722	10/2006	31	0	31
Sell		103,722	10/2006	11	0	11
Buy		204,328	11/2006	97	0	97
Buy		832	12/2006	0	0	0
Buy		104,081	01/2007	0	(12)	(12)
Buy		14,674	08/2007	0	(3)	(3)
Buy	SGD	15,335	10/2006	0	(45)	(45)
Buy		20,013	11/2006	0	(123)	(123)
Buy		15,335	01/2007	0	(4)	(4)
Buy		1,897	03/2007	0	(3)	(3)
Buy	SKK	310,259	10/2006	189	0	189
Sell		153,431	10/2006	2	(59)	(57)
Buy		35,170	11/2006	0	(7)	(7)
Buy	THB	49,800	10/2006	27	0	27
Sell		49,800	10/2006	2	0	2
Buy		107,520	11/2006	0	(13)	(13)

40	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	THB	21,981	11/2006	$0	$(8)	$(8)
Buy		26,387	12/2006	0	(1)	(1)
Buy	TRY	6,050	10/2006	177	(29)	148
Sell		6,050	10/2006	0	(10)	(10)
Buy		12,735	11/2006	93	(506)	(413)
Buy		6,050	01/2007	5	0	5
Buy	TWD	111,937	11/2006	0	(158)	(158)
Buy		64,009	02/2007	0	(37)	(37)
Buy	ZAR	44,391	10/2006	0	(679)	(679)
Sell		44,391	10/2006	154	0	154
Buy		35,533	11/2006	0	(991)	(991)
Buy		51,483	12/2006	0	(106)	(106)

				$2,276	$(3,840)	$(1,564)

See Accompanying Notes	Semiannual Report	September 30, 2006	41

Schedule of Investments    Emerging Markets Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 0.7%
Argentina Bonos
5.590% due 08/03/2012	$7,790	$5,488

Total Argentina (Cost $5,477)		5,488

BRAZIL 17.9%
Brazilian Government International Bond
7.125% due 01/20/2037	$10	10
8.000% due 01/15/2018	13,723	15,109
8.250% due 01/20/2034	22,020	25,378
8.750% due 02/04/2025	2,500	2,984
8.875% due 10/14/2019	7,300	8,676
8.875% due 04/15/2024	7,835	9,441
10.000% due 08/07/2011	4,200	4,950
10.125% due 05/15/2027	13,594	18,277
10.250% due 06/17/2013	4,450	5,444
10.500% due 07/14/2014	19,825	24,960
11.000% due 08/17/2040	19,950	26,010
12.750% due 01/15/2020	150	229

Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008	2,100	2,299

CSN Islands VII Corp.
10.750% due 09/12/2008	2,025	2,195

Petrobras International Finance Co.
7.750% due 09/15/2014	650	722
9.125% due 02/01/2007	1,075	1,090

Total Brazil (Cost $129,984)		147,774

CAYMAN ISLANDS 0.4%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	$3,280	3,304

Total Cayman Islands (Cost $3,275)		3,304

CHILE 0.5%
Banco Santander Chile
5.375% due 12/09/2014	$1,500	1,480

CODELCO, Inc.
5.625% due 09/21/2035	2,700	2,602

Total Chile (Cost $4,149)		4,082

CHINA 0.0%
China Development Bank
5.000% due 10/15/2015	$500	484

Total China (Cost $495)		484

COLOMBIA 2.4%
Colombia Government International Bond
8.250% due 12/22/2014	$14,500	16,080
10.000% due 01/23/2012	920	1,077
10.375% due 01/28/2033	635	867
10.750% due 01/15/2013	1,220	1,496

Total Colombia (Cost $19,622)		19,520

ECUADOR 0.0%
Ecuador Government International Bond
10.000% due 08/15/2030	$470	435

Total Ecuador (Cost $373)		435

EGYPT 0.1%
Petroleum Export Ltd.
5.265% due 06/15/2011	$929	920

Total Egypt (Cost $929)		920

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EL SALVADOR 0.5%
AES El Salvador Trust
6.750% due 02/01/2016	$4,250	$4,218

El Salvador Government International Bond
8.500% due 07/25/2011	125	139

Total El Salvador (Cost $4,369)		4,357

GUATEMALA 0.7%
Guatemala Government Bond
9.250% due 08/01/2013	$4,717	5,502

Total Guatemala (Cost $4,798)		5,502

KAZAKHSTAN 1.0%
ATF Bank JSC
9.000% due 05/11/2016	$650	664

Intergas Finance BV
6.875% due 11/04/2011	500	512

Kazkommerts International BV
8.500% due 04/16/2013	950	996

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	6,450	6,410

Total Kazakhstan (Cost $8,708)		8,582

LUXEMBOURG 0.3%
TNK-BP Finance S.A.
7.500% due 07/18/2016	$2,600	2,755

Total Luxembourg (Cost $2,704)		2,755

MALAYSIA 1.6%
Petroliam Nasional Bhd.
7.750% due 08/15/2015	$8,422	9,803

TNB Capital L Ltd.
5.250% due 05/05/2015	3,200	3,145

Total Malaysia (Cost $12,375)		12,948

MEXICO 9.3%
America Movil S.A. de C.V.
5.750% due 01/15/2015	$600	592

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	1,000	1,065

Mexico Government International Bond
5.625% due 01/15/2017	400	396
6.750% due 09/27/2034	200	213
7.500% due 04/08/2033	5,210	6,023
8.125% due 12/30/2019	1,406	1,691
8.300% due 08/15/2031	4,532	5,663
11.375% due 09/15/2016	310	446
11.500% due 05/15/2026	3,000	4,758

	SHARES
Mexico Government International Bond Rights
0.000% due 06/30/2007 (a)	90,175,000	1,781

	PRINCIPAL AMOUNT (000S)
Pemex Project Funding Master Trust
5.750% due 12/15/2015	$5,000	4,891
6.125% due 08/15/2008	125	126
6.625% due 06/15/2035	400	393
7.375% due 12/15/2014	9,361	10,143
7.875% due 02/01/2009	550	577
8.000% due 11/15/2011	8,855	9,745

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.625% due 02/01/2022		$9,128	$10,986
9.125% due 10/13/2010		570	639
9.250% due 03/30/2018		5,955	7,363
9.500% due 09/15/2027		6,065	7,930

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	10,000	923

Total Mexico (Cost $71,201)			76,344

MOROCCO 0.0%
Kingdom of Morocco
5.688% due 01/05/2009		$340	342

Total Morocco (Cost $332)			342

NETHERLANDS 0.0%
HSBK Europe BV
7.750% due 05/13/2013		$350	358

Total Netherlands (Cost $349)			358

PAKISTAN 0.6%
Pakistan Government International Bond
7.125% due 03/31/2016		$4,750	4,670

Total Pakistan (Cost $4,687)			4,670

PANAMA 3.0%
Panama Government International Bond
6.700% due 01/26/2036		$21,342	21,235
7.125% due 01/29/2026		1,900	2,000
9.625% due 02/08/2011		1,179	1,353

Total Panama (Cost $20,798)			24,588

PERU 2.8%
Peru Government International Bond
5.000% due 03/07/2017		$5,193	5,148
9.125% due 02/21/2012		12,791	14,742

Southern Copper Corp.
7.500% due 07/27/2035		2,800	2,944

Total Peru (Cost $22,583)			22,834

RUSSIA 2.3%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	3,500	4,682
8.625% due 04/28/2034		$800	998

Gazprom International S.A.
7.201% due 02/01/2020		650	683

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	1,017

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		2,400	2,848

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013		2,050	2,137

Russia Government International Bond
5.000% due 03/31/2030		256	286
11.000% due 07/24/2018		800	1,156
12.750% due 06/24/2028		1,600	2,876

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,108

TNK-BP Finance S.A.
7.500% due 07/18/2016		1,000	1,047

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007		50	50

Total Russia (Cost $18,152)			18,888

42	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH AFRICA 1.7%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	10,052	$13,205
8.500% due 06/23/2017		$631	766

Total South Africa (Cost $12,553)			13,971

TUNISIA 1.3%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	450	581
7.375% due 04/25/2012		$2,114	2,302
7.500% due 08/06/2009	EUR	1,869	2,574
8.250% due 09/19/2027		$4,000	4,912

Total Tunisia (Cost $7,989)			10,369

UKRAINE 2.2%
Ukraine Government International Bond
7.650% due 06/11/2013		$4,838	5,120
8.902% due 08/05/2009		11,895	12,659

Total Ukraine (Cost $17,176)			17,779

UNITED STATES 1.1%

CORPORATE BONDS & NOTES 0.4%
Pemex Project Funding Master Trust
6.690% due 06/15/2010		$3,000	3,070

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
5.500% due 05/01/2036 - 06/01/2036		5,480	5,401

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
4.875% due 04/30/2011		996	1,007

Total United States (Cost $9,311)			9,478

URUGUAY 0.2%
Uruguay Government International Bond
8.000% due 11/18/2022		$1,300	1,378

Total Uruguay (Cost $1,294)			1,378

VENEZUELA 6.8%
Venezuela Government International Bond
5.375% due 08/07/2010		$8,250	8,023
6.000% due 12/09/2020		6,550	5,879
6.511% due 04/20/2011		3,600	3,569
7.650% due 04/21/2025		12,050	12,713

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.500% due 10/08/2014	$5,200	$5,772
9.250% due 09/15/2027	415	509
9.375% due 01/13/2034	12,900	15,977
10.750% due 09/19/2013	2,710	3,320

	SHARES
Venezuela Government International Bond Rights
0.000% due 04/15/2020 (a)	5,000	175

Total Venezuela (Cost $53,085)		55,937

	PRINCIPAL AMOUNT (000S)
VIETNAM 0.1%
Socialist Republic of Vietnam
6.875% due 01/15/2016	$600	628

Total Vietnam (Cost $590)		628

SHORT-TERM INSTRUMENTS 42.8%

COMMERCIAL PAPER 40.1%
Abbey National N.A. LLC
5.240% due 10/26/2006	$22,600	22,521

Bank of America Corp.
5.275% due 11/14/2006	2,400	2,385
5.275% due 12/01/2006	100	99
5.400% due 11/09/2006	22,600	22,471

Barclays U.S. Funding Corp.
5.385% due 10/11/2006	22,500	22,470
5.405% due 10/20/2006	1,900	1,895

BNP Paribas Finance
5.265% due 11/22/2006	22,800	22,630

Caisse d’Amortissement de la Dette Sociale
5.285% due 11/10/2006	22,500	22,371

Danske Corp.
5.265% due 12/27/2006	400	395
5.355% due 10/26/2006	22,200	22,121
5.370% due 10/30/2006	1,900	1,892

Dexia Delaware LLC
5.355% due 10/23/2006	18,400	18,343
5.370% due 10/12/2006	5,900	5,891

Fortis Funding LLC
5.240% due 10/25/2006	2,700	2,691
5.370% due 10/24/2006	22,200	22,127

IXIS Commercial Paper Corp.
5.275% due 11/07/2006	22,500	22,381
Lloyds TSB Bank PLC
5.245% due 10/27/2006	22,500	22,418

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Skandinaviska Enskilda Banken AB
5.270% due 11/16/2006	$1,200	$1,192
5.285% due 11/15/2006	22,500	22,355

Societe Generale N.A.
5.245% due 01/08/2007	2,400	2,365
5.266% due 12/21/2006	22,600	22,327

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	19,900	19,900

UBS Finance Delaware LLC
5.245% due 01/08/2007	1,300	1,281
5.355% due 10/24/2006	5,100	5,083
5.375% due 10/11/2006	18,500	18,475

Westpac Capital Corp.
5.365% due 10/16/2006	2,500	2,495

		330,574

REPURCHASE AGREEMENTS 1.2%
Lehman Brothers, Inc.
5.050% due 10/02/2006	10,000	10,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $10,206. Repurchase proceeds are $10,004.)

TRI-PARTY REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
4.900% due 10/02/2006	6,108	6,108

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $6,232. Repurchase proceeds are $6,110.)

U.S. TREASURY BILLS 0.7%
4.792% due 11/30/2006 - 12/14/2006 (b)(c)(e)	6,020	5,954

Total Short-Term Instruments (Cost $352,653)		352,636

PURCHASED OPTIONS (g) 0.0%
(Cost $78)		55

Total Investments (d) 100.3% (Cost $790,089)		$826,406

Written Options (h) (0.0%) (Premiums $197)		(325)

Other Assets and Liabilities (Net) (0.3%)		(2,130)

Net Assets 100.0%		$823,951

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Non-income producing security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $839 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $5,212 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	1,060	$878
90-Day Eurodollar December Futures	Long	12/2008	32	19
90-Day Eurodollar June Futures	Long	06/2009	15	6
90-Day Eurodollar March Futures	Long	03/2009	3	1

See Accompanying Notes	Semiannual Report	September 30, 2006	43

Schedule of Investments  Emerging Markets Portfolio  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar September Futures	Long	09/2007	141	$104
90-Day Eurodollar September Futures	Long	09/2008	324	190
U.S. Treasury 5-Year Note December Futures	Long	12/2006	2,784	1,834
U.S. Treasury 10-Year Note December Futures	Long	12/2006	1,073	1,151
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	35	72

				$4,255

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%		03/20/2011	$11,000	$(43)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.460%		04/20/2011	20,000	362
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	9,000	47
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	8,000	45
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.700%		09/20/2011	500	4
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016	5,000	(51)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016	5,000	(45)
Citibank N.A.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.790%		07/20/2011	300	1
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	1,350	(4)
Citibank N.A.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.800%		11/15/2013	9,500	1,260
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	7,000	(3)
Credit Suisse First Boston	Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%		03/11/2009	30,000	5,431
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%		01/16/2013	6,000	722
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.580%		06/20/2016	5,000	99
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	800	(2)
Goldman Sachs & Co.	Brazilian Government International Bond 14.500% due 10/15/2009	Sell	27.750%		11/04/2007	3,650	1,494
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%		04/08/2013	5,300	582
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	10,000	10
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	50	0
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%		04/20/2011	31,000	181
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%		08/20/2011	8,000	52
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.050%		09/20/2011	5,250	118
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%		01/04/2013	18,000	2,215
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%		01/21/2014	10,700	1,068
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.500%		04/20/2016	10,000	169
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	11,150	128
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	5,000	(58)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%	)	03/20/2008	5,000	(161)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%	)	09/20/2008	5,000	(166)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.780%	)	09/20/2010	3,900	(144)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.140%		07/20/2011	2,700	20

44	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%	07/20/2011	$672	$3
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	25,000	127
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	4,700	88
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	2,230	50
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	6,025	(13)
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2016	20,000	(145)
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	2,800	52
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.740%	11/18/2013	10,000	1,287
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	134
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011	1,000	8
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%	07/20/2011	600	5
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.390%	05/20/2016	20,500	133
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	5,000	(2)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%	09/20/2011	1,000	1
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	1,000	1
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	4,700	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	600	1
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	4,500	37

						$15,098

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.060%	01/02/2009	BRL	3,000	$34
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.125%	01/02/2009		2,000	24
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	14.280%	01/04/2010		3,000	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		2,000	25
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.360%	01/04/2010		3,000	0
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	5,700	(1)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		5,700	(2)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		20,000	(14)
Goldman Sachs & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		50,000	8
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		37,100	42
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		38,000	257

							$373

See Accompanying Notes	Semiannual Report	September 30, 2006	45

Schedule of Investments  Emerging Markets Portfolio  (Cont.)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$101.000	11/21/2006	1,232	$23	$19
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	3,184	30	20
Put - CME 90-Day Eurodollar December Futures	93.000	12/18/2006	188	2	1
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	900	9	6
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	969	9	6
Put - CME 90-Day Eurodollar March Futures	92.500	03/19/2007	500	5	3

				$78	$55

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$107.000	11/21/2006	190	$89	$249
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	91	39	70
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	190	45	3
Put - CBOT U.S. Treasury 30-Year Bond December Futures	107.000	11/21/2006	91	24	3

				$197	$325

(i)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,182	10/2006	$25	$0	$25
Sell		4,182	10/2006	0	(10)	(10)
Buy		4,182	12/2006	9	0	9
Buy	CLP	344,624	10/2006	6	0	6
Sell		344,624	10/2006	0	(3)	(3)
Buy		529,000	11/2006	12	0	12
Buy		231,500	12/2006	2	0	2
Buy		344,624	02/2007	3	0	3
Buy	CNY	7,770	03/2007	0	(5)	(5)
Buy		23,884	09/2007	14	0	14
Sell	EUR	14,909	10/2006	56	0	56
Buy	INR	1,266	11/2006	0	0	0
Buy	JPY	1,276,108	11/2006	0	(343)	(343)
Sell	KRW	3,173,300	12/2006	0	(23)	(23)
Buy		1,171,009	02/2007	19	0	19
Buy		3,964,497	03/2007	47	0	47
Buy	MXN	3,774	12/2006	0	(1)	(1)
Buy	PLN	14,548	10/2006	7	0	7
Sell		14,548	10/2006	0	(39)	(39)
Buy		19,525	11/2006	0	(84)	(84)
Sell		14,548	12/2006	0	(7)	(7)
Buy	RUB	28,127	12/2006	1	0	1
Buy		40,784	01/2007	0	(1)	(1)
Buy		83,758	09/2007	0	(2)	(2)
Buy	SGD	442	10/2006	0	(3)	(3)
Buy		4,079	11/2006	0	(9)	(9)
Buy	TWD	20,580	11/2006	0	(9)	(9)
Buy		55,435	02/2007	0	(39)	(39)
Buy	ZAR	12,060	10/2006	0	(205)	(205)
Sell		12,060	10/2006	99	0	99
Buy		6,945	12/2006	0	(17)	(17)

				$300	$(800)	$(500)

46	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments High Yield Portfolio	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.5%
Cebridge Connections, Inc.
7.620% due 11/06/2013	$2,000	$1,985

Centennial Cellular Operating Co. LLC
7.318% due 01/20/2011	60	60
7.318% due 02/09/2011	42	42
7.570% due 01/20/2011	42	42
7.617% due 02/09/2011	336	338
7.650% due 01/20/2011	24	25
7.749% due 01/20/2011	420	423

Eastman Kodak Co.
7.439% due 10/14/2012	133	133
7.439% due 10/18/2012	331	332
7.639% due 10/18/2012	335	336
7.640% due 10/18/2012	168	168
7.750% due 10/18/2012	1,029	1,030

Goodyear Tire & Rubber Co.
7.954% due 04/30/2010	1,000	1,008

Headwaters, Inc.
7.330% due 04/30/2011	81	81
7.500% due 04/30/2011	593	592

HealthSouth Corp.
8.580% due 02/02/2013	3	3
8.620% due 02/02/2013	1,247	1,253

Hertz Corp.
5.390% due 12/21/2012	167	168
7.580% due 12/21/2012	379	382
7.610% due 12/21/2012	57	57
7.620% due 12/21/2012	370	373
7.700% due 12/21/2012	142	143
7.730% due 12/21/2012	379	382

Metro-Goldwyn-Mayer, Inc.
8.617% due 04/08/2012	1,995	1,978

Roundy’s Supermarket, Inc.
7.240% due 11/01/2011	5	5
8.390% due 10/27/2011	985	994
8.440% due 10/27/2011	1,000	1,010

Service Corp. International
5.000% due 04/02/2016	1,000	1,000

Total Bank Loan Obligations (Cost $14,357)		14,343

CORPORATE BONDS & NOTES 84.9%

BANKING & FINANCE 15.8%
AES Ironwood LLC
8.857% due 11/30/2025	803	891

AES Red Oak LLC
8.540% due 11/30/2019	740	792

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	1,576	1,718

Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	1,000	1,005

Consolidated Communications Illinois
9.750% due 04/01/2012	296	314

Ferrellgas Escrow LLC
6.750% due 05/01/2014	500	491

Ford Motor Credit Co.
7.000% due 10/01/2013	500	464
7.375% due 02/01/2011	12,166	11,688
8.625% due 11/01/2010	160	159

Forest City Enterprises, Inc.
7.625% due 06/01/2015	225	231

General Motors Acceptance Corp.
6.000% due 04/01/2011	887	852
6.750% due 12/01/2014	4,900	4,791

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.875% due 08/28/2012	$1,075	$1,065
7.000% due 02/01/2012	270	269
7.250% due 03/02/2011	1,310	1,319
8.000% due 11/01/2031	1,075	1,127

K&F Acquisition, Inc.
7.750% due 11/15/2014	360	363

KRATON Polymers LLC
8.125% due 01/15/2014	950	924

Rotech Healthcare, Inc.
9.500% due 04/01/2012	2,245	1,549

Targeted Return Index Securities Trust
7.548% due 05/01/2016	2,000	2,004

Tenneco, Inc.
8.625% due 11/15/2014	560	556
10.250% due 07/15/2013	760	828

Universal City Florida Holding Co. I
10.239% due 05/01/2010	50	52

Ventas Realty LP
6.750% due 04/01/2017	1,050	1,062

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	450	499

		35,013

INDUSTRIALS 54.0%
Abitibi-Consolidated, Inc.
7.400% due 04/01/2018	450	371
8.550% due 08/01/2010	450	449
8.850% due 08/01/2030	555	469

Albertson’s, Inc.
7.450% due 08/01/2029	600	559

Allied Waste North America, Inc.
7.125% due 05/15/2016	600	595
7.250% due 03/15/2015	2,370	2,364

AmeriGas Partners LP
7.125% due 05/20/2016	2,050	2,029
7.250% due 05/20/2015	500	501

Arco Chemical Co.
10.250% due 11/01/2010	225	245

Arvin Capital I
9.500% due 02/01/2027	510	520

ArvinMeritor, Inc.
8.125% due 09/15/2015	705	643

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	1,025	1,002

Bowater Canada Finance
7.950% due 11/15/2011	610	586

Buhrmann US, Inc.
8.250% due 07/01/2014	900	893

CanWest Media, Inc.
8.000% due 09/15/2012	830	824

Cascades, Inc.
7.250% due 02/15/2013	360	353

CCO Holdings LLC
8.750% due 11/15/2013	2,185	2,210

Celestica, Inc.
7.625% due 07/01/2013	500	499

Chart Industries, Inc.
9.125% due 10/15/2015	275	286

Charter Communications Operating LLC
8.375% due 04/30/2014	1,215	1,241

Chesapeake Energy Corp.
6.625% due 01/15/2016	900	873
6.875% due 01/15/2016	525	516

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 08/15/2014	$925	$919
7.500% due 06/15/2014	50	51

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	500	500

Community Health Systems, Inc.
10.000% due 03/13/2007	1,500	1,525

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	50	43

Corrections Corp. of America
6.750% due 01/31/2014	270	271

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	275	280
7.750% due 11/15/2015	350	356

CSC Holdings, Inc.
7.250% due 04/15/2012	500	501
7.625% due 04/01/2011	1,475	1,521
7.875% due 02/15/2018	500	521

DaVita, Inc.
7.250% due 03/15/2015	1,350	1,333

Delhaize America, Inc.
9.000% due 04/15/2031	980	1,153

Delta Air Lines, Inc.
7.379% due 05/18/2010	197	198
7.570% due 05/18/2012	375	376

Dex Media West LLC
8.500% due 08/15/2010	25	26
9.875% due 08/15/2013	425	461

DirecTV Holdings LLC
6.375% due 06/15/2015	360	340
8.375% due 03/15/2013	700	729

Dresser, Inc.
10.125% due 04/15/2011	1,540	1,619

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	574	567

DRS Technologies, Inc.
7.625% due 02/01/2018	450	459

Dynegy Holdings, Inc.
8.375% due 05/01/2016	1,200	1,227

EchoStar DBS Corp.
6.375% due 10/01/2011	125	122
7.125% due 02/01/2016	3,180	3,089

El Paso Corp.
7.375% due 12/15/2012	500	511
7.750% due 01/15/2032	450	463
7.875% due 06/15/2012	2,400	2,502
8.050% due 10/15/2030	300	314

El Paso Production Holding Co.
7.750% due 06/01/2013	1,650	1,695

Ferrellgas Partners LP
8.750% due 06/15/2012	1,595	1,667

Ford Motor Co.
7.450% due 07/16/2031	2,000	1,555

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	900	928

Gaylord Entertainment Co.
8.000% due 11/15/2013	500	511

General Motors Corp.
8.250% due 07/15/2023	1,325	1,154

Georgia-Pacific Corp.
7.375% due 12/01/2025	1,170	1,111
7.700% due 06/15/2015	200	200
7.750% due 11/15/2029	800	772
8.000% due 01/15/2024	2,150	2,128

See Accompanying Notes	Semiannual Report	September 30, 2006	47

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Greif, Inc.
8.875% due 08/01/2012	$685	$719

Hanover Compressor Co.
8.625% due 12/15/2010	120	125

Hanover Equipment Trust
8.500% due 09/01/2008	438	446

HCA, Inc.
6.250% due 02/15/2013	50	42
6.950% due 05/01/2012	1,000	879
7.190% due 11/15/2015	850	712
7.690% due 06/15/2025	900	707

Herbst Gaming, Inc.
7.000% due 11/15/2014	450	439
8.125% due 06/01/2012	450	462

Hertz Corp.
8.875% due 01/01/2014	761	801

Horizon Lines LLC
9.000% due 11/01/2012	505	523

Host Marriott LP
6.750% due 06/01/2016	425	421
7.125% due 11/01/2013	900	916

Ineos Group Holdings PLC
8.500% due 02/15/2016	650	622

Ingles Markets, Inc.
8.875% due 12/01/2011	1,325	1,388

Intelsat Bermuda Ltd.
8.250% due 01/15/2013	50	51
9.250% due 06/15/2016	885	935

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	540	549
8.625% due 01/15/2015	905	930
10.484% due 01/15/2012	775	790

Invensys PLC
9.875% due 03/15/2011	496	538

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	270	250

JET Equipment Trust
7.630% due 08/15/2012 (a)	352	288
10.000% due 06/15/2012 (a)	489	475

JSG Funding PLC
9.625% due 10/01/2012	1,532	1,624

L-3 Communications Corp.
6.375% due 10/15/2015	647	632

Legrand France
8.500% due 02/15/2025	670	762

Lyondell Chemical Co.
8.000% due 09/15/2014	275	280
8.250% due 09/15/2016	250	255

Mandalay Resort Group
7.625% due 07/15/2013	1,931	1,917

MGM Mirage
6.875% due 04/01/2016	700	679

Mirage Resorts, Inc.
7.250% due 08/01/2017	825	811

Nalco Co.
7.750% due 11/15/2011	650	666
8.875% due 11/15/2013	400	419

Newfield Exploration Co.
6.625% due 09/01/2014	450	443
6.625% due 04/15/2016	245	239

Nortel Networks Ltd.
10.125% due 07/15/2013	380	403
10.750% due 07/15/2016	205	220

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Novelis, Inc.
8.250% due 02/15/2015	$700	$668

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	930	888
8.750% due 11/15/2012	245	260

Pacific Energy Partners LP
6.250% due 09/15/2015	450	445

Pogo Producing Co.
7.875% due 05/01/2013	540	553

PQ Corp.
7.500% due 02/15/2013	600	573

Primedia, Inc.
8.875% due 05/15/2011	420	413

Quiksilver, Inc.
6.875% due 04/15/2015	1,475	1,405

Qwest Communications International, Inc.
7.250% due 02/15/2011	450	452
7.500% due 02/15/2014	4,425	4,458

Reynolds American, Inc.
7.625% due 06/01/2016	650	678
7.750% due 06/01/2018	685	719

RH Donnelley Corp.
6.875% due 01/15/2013	175	161
8.875% due 01/15/2016	2,200	2,216

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	550	544

Rogers Cable, Inc.
6.750% due 03/15/2015	1,160	1,177

Roseton
7.270% due 11/08/2010	1,055	1,071

Sanmina-SCI Corp.
8.125% due 03/01/2016	425	419

SemGroup LP
8.750% due 11/15/2015	315	319

Seneca Gaming Corp.
7.250% due 05/01/2012	600	603

Sensata Technologies BV
8.000% due 05/01/2014	425	415

Service Corp. International
7.375% due 10/01/2014 (b)	250	253
7.625% due 10/01/2018 (b)	225	228

Smurfit Capital Funding PLC
7.500% due 11/20/2025	450	423

Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012	950	917
9.750% due 02/01/2011	172	178

Solectron Global Finance Ltd.
8.000% due 03/15/2016	250	249

Southern Natural Gas Co.
7.350% due 02/15/2031	850	885

Station Casinos, Inc.
6.875% due 03/01/2016	2,385	2,248
7.750% due 08/15/2016	685	714

Suburban Propane Partners LP
6.875% due 12/15/2013	875	849

Sungard Data Systems, Inc.
9.125% due 08/15/2013	1,505	1,565

Superior Essex Communications LLC
9.000% due 04/15/2012	700	714

Tenet Healthcare Corp.
7.375% due 02/01/2013	1,545	1,400
9.875% due 07/01/2014	175	175

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Triad Hospitals, Inc.
7.000% due 11/15/2013	$1,195	$1,167

TRW Automotive, Inc.
9.375% due 02/15/2013	1,080	1,156

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	148	1
9.625% due 09/01/2024 (a)	662	2

Verso Paper Holdings LLC
9.125% due 08/01/2014	710	718

VWR International, Inc.
6.875% due 04/15/2012	1,850	1,850
8.000% due 04/15/2014	450	456

Williams Cos., Inc.
7.500% due 01/15/2031	1,850	1,836
7.625% due 07/15/2019	790	826
7.750% due 06/15/2031	905	910
8.750% due 03/15/2032	600	660

Windstream Corp.
8.625% due 08/01/2016	525	564

Wynn Las Vegas LLC
6.625% due 12/01/2014	3,150	3,071

Xerox Corp.
6.400% due 03/15/2016	450	450
6.750% due 02/01/2017	400	408
7.625% due 06/15/2013	1,490	1,572

		119,155

UTILITIES 15.1%
AES Corp.
8.750% due 05/15/2013	1,325	1,428

Cincinnati Bell, Inc.
7.250% due 07/15/2013	225	231
8.375% due 01/15/2014	895	908

Citizens Communications Co.
9.000% due 08/15/2031	765	824

CMS Energy Corp.
6.875% due 12/15/2015	200	203
8.500% due 04/15/2011	300	326

Edison Mission Energy
7.500% due 06/15/2013	375	381
7.750% due 06/15/2016	300	305

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	1,070	1,105

Homer City Funding LLC
8.734% due 10/01/2026	295	328

Insight Midwest LP
10.500% due 11/01/2010	1,335	1,388

Kinder Morgan Finance Co.
5.700% due 01/05/2016	550	509

Midwest Generation LLC
8.560% due 01/02/2016	1,728	1,837
8.750% due 05/01/2034	1,200	1,287

MSW Energy Holdings II LLC
7.375% due 09/01/2010	990	995

MSW Energy Holdings LLC
8.500% due 09/01/2010	185	191

Nevada Power Co.
6.500% due 05/15/2018	225	235

Nextel Communications, Inc.
7.375% due 08/01/2015	850	878

NRG Energy, Inc.
7.250% due 02/01/2014	250	249
7.375% due 02/01/2016	2,055	2,047

48	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PSEG Energy Holdings LLC
8.500% due 06/15/2011	$1,450	$1,552
8.625% due 02/15/2008	100	104

Qwest Corp.
7.200% due 11/10/2026	2,000	1,930
7.500% due 06/15/2023	2,474	2,462
8.875% due 03/15/2012	800	877
8.875% due 06/01/2031	250	262

Reliant Energy, Inc.
6.750% due 12/15/2014	1,410	1,348
9.250% due 07/15/2010	700	730

Rogers Wireless, Inc.
7.250% due 12/15/2012	620	652
7.500% due 03/15/2015	825	885

Sierra Pacific Resources
6.750% due 08/15/2017	350	352
7.803% due 06/15/2012	450	476
8.625% due 03/15/2014	450	488

South Point Energy Center LLC
8.400% due 05/30/2012	903	881

Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,583	1,559

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	1,300	1,375

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (i)	1,851	1,932

		33,520

Total Corporate Bonds & Notes (Cost $187,506)		188,499

CONVERTIBLE BONDS & NOTES 1.2%
CMS Energy Corp.
2.875% due 12/01/2024	650	754

Deutsche Bank AG
1.800% due 05/29/2009	200	207
2.000% due 10/07/2009	250	251

EchoStar Communications Corp.
5.750% due 05/15/2008	200	202

IXIS Financial Products, Inc.
0.800% due 06/15/2009	200	201
1.650% due 06/15/2009	150	146
1.875% due 06/15/2009	200	191

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009 (f)		$200	$216
2.070% due 06/15/2009 (f)		200	210
3.119% due 06/15/2009 (f)		200	213

Merrill Lynch & Co., Inc.
2.300% due 06/22/2009		150	157

Total Convertible Bonds & Notes (Cost $2,701)			2,748

MORTGAGE-BACKED SECURITIES 0.1%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		187	181

Total Mortgage-Backed Securities (Cost $123)			181

FOREIGN CURRENCY-DENOMINATED ISSUES 3.9%
Amadeus Global Travel Distribution S.A.
6.126% due 04/08/2013	EUR	1,500	1,924

JSG Holding PLC
11.500% due 10/01/2015		341	447

Lighthouse International Co. S.A.
8.000% due 04/30/2014		965	1,326

Nordic Telephone Co. Holdings ApS
5.536% due 11/30/2014		500	640
6.036% due 11/30/2014		500	643
8.250% due 05/01/2016		900	1,238

SigmaKalon
5.491% due 06/30/2012		985	1,248

Telenet Communications NV
9.000% due 12/15/2013		336	475

UPC Holding BV
7.750% due 01/15/2014		605	739

Total Foreign Currency-Denominated Issues (Cost $7,819)			8,680

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%
Chesapeake Energy Corp.
4.500% due 12/31/2049		1,400	131

Total Convertible Preferred Stocks (Cost $140)			131

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	200	$204

Total Preferred Stocks (Cost $216)		204

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.6%

COMMERCIAL PAPER 0.8%
Societe Generale N.A.
5.266% due 12/21/2006	$1,100	1,087
TotalFinaElf Capital S.A.
5.360% due 10/02/2006	600	600

		1,687

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	765	765

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $781. Repurchase proceeds are $765.)

U.S. TREASURY BILLS 0.5%
4.833% due 11/30/2006 - 12/14/2006 (c)(d)(g)	1,110	1,101

Total Short-Term Instruments (Cost $3,553)		3,553

Total Investments (e) 98.4% (Cost $216,415)		$218,339

Other Assets and Liabilities (Net) 1.6%		3,618

Net Assets 100.0%		$221,957

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $248 have been pledged as collateral for swap contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $3,748 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowing outstanding during the period ended September 30, 2006 was $570 at a weighted average interest rate of 5.450%. On September 30, 2006, securities valued at $639 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $109 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note December Futures	Long	12/2006	125	$141

See Accompanying Notes	Semiannual Report	September 30, 2006	49

Schedule of Investments High Yield Portfolio (Cont.)	(Unaudited) September 30, 2006

(h)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	$1,000	$11
Bank of America	AES Corp. 8.750% due 05/15/2013	Sell	1.500%		12/20/2007	1,000	12
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007	1,000	8
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	0.820%		12/20/2007	1,500	0
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	1,000	22
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	5,800	8
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	0.750%		12/20/2007	1,000	0
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	1.100%		12/20/2007	1,000	8
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	1,600	37
JPMorgan Chase & Co.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.300%		12/20/2007	1,000	15
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%		06/20/2007	800	3

							$124

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/12/2003	$1,001	$1,005	0.45%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	1,951	1,932	0.87%

				$2,952	$2,937	1.32%

(j)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	7,642	10/2006	$26	$0	$26
Buy	JPY	46,000	11/2006	0	(3)	(3)

				$26	$(3)	$23

50	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments International Portfolio	(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.1%
Medallion Trust
5.730% due 07/12/2031		$1,638	$1,640

Total Australia (Cost $1,638)			1,640

CAYMAN ISLANDS 0.0%
SHL Corp. Ltd.
1.128% due 12/25/2024	JPY	31,993	276

Total Cayman Islands (Cost $290)			276

CROATIA 0.0%
Croatia Government International Bond
6.375% due 07/31/2010		$1,091	1,098

Total Croatia (Cost $1,083)			1,098

FRANCE 2.3%
Axa S.A.
3.750% due 01/01/2017	EUR	1,357	2,452

France Government Bond
4.000% due 04/25/2014		25,000	32,381
4.000% due 04/25/2055		22,500	29,212

Total France (Cost $61,610)			64,045

GERMANY 0.1%
Republic of Germany
4.250% due 01/04/2014	EUR	1,000	1,315
4.250% due 07/04/2014		500	658

Total Germany (Cost $2,009)			1,973

ITALY 17.7%
Italy Buoni Poliennali Del Tesoro
7.750% due 11/01/2006	EUR	395,000	502,565

Total Italy (Cost $505,245)			502,565

JERSEY, CHANNEL ISLANDS 0.7%
Haus Ltd.
3.396% due 12/10/2037	EUR	10,546	13,409

Lloyds TSB Capital
7.375% due 02/07/2049		5,250	7,607

Total Jersey, Channel Islands (Cost $14,744)			21,016

MEXICO 0.0%
Mexico Government International Bond
8.300% due 08/15/2031		$900	1,125

Total Mexico (Cost $836)			1,125

NEW ZEALAND 0.1%
New Zealand Government Bond
4.500% due 02/15/2016	NZD	3,523	3,161

Total New Zealand (Cost $1,771)			3,161

SPAIN 0.3%
Hipotebansa Mortgage Securitization Fund
3.258% due 07/18/2022	EUR	3,320	4,188

Spain Government Bond
4.200% due 01/31/2037		3,000	3,966

Total Spain (Cost $6,986)			8,154

SUPRANATIONAL 0.2%
European Investment Bank
5.500% due 12/07/2009	GBP	2,300	4,358

Total Supranational (Cost $3,295)			4,358

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
TUNISIA 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		$500	$544
7.500% due 08/06/2009	EUR	1,800	2,479

Total Tunisia (Cost $2,330)			3,023

UNITED KINGDOM 0.3%
Bauhaus Securities Ltd.
3.466% due 10/30/2052	EUR	7,200	9,153

Total United Kingdom (Cost $6,132)			9,153

UNITED STATES 36.3%

ASSET-BACKED SECURITIES 0.0%
Advanta Mortgage Loan Trust
5.705% due 11/25/2029		$29	29

CORPORATE BONDS & NOTES 0.0%
Kroger Co.
5.500% due 02/01/2013		100	99

MORTGAGE-BACKED SECURITIES 0.0%
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		193	193

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025		32	32

			225

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
5.500% due 10/01/2036		4,500	4,434
6.000% due 12/01/2033		13	13
6.500% due 05/01/2028 - 07/01/2029		495	508
7.000% due 09/25/2023		153	160
8.800% due 01/25/2019		216	231

Freddie Mac
6.500% due 07/15/2028		3,344	3,435

Government National Mortgage Association
4.750% due 08/20/2022 - 09/20/2026		891	899
5.125% due 11/20/2022 - 11/20/2024		1,361	1,371
5.375% due 03/20/2022 - 06/20/2030		4,509	4,560
7.500% due 09/15/2025 - 11/15/2030		3,691	3,878
8.500% due 07/15/2008 - 07/15/2030		45	48

			19,537

U.S. TREASURY OBLIGATIONS 35.6%
U.S. Treasury Bonds
6.000% due 02/15/2026		1,400	1,602

U.S. Treasury Notes
3.000% due 12/31/2006		500,000	497,598
3.500% due 11/15/2006		500,000	499,297
3.875% due 09/15/2010		8,760	8,539

			1,007,036

Total United States (Cost $1,027,247)			1,026,926

SHORT-TERM INSTRUMENTS 93.8%

CERTIFICATES OF DEPOSIT 1.4%
Citibank New York N.A.
5.335% due 12/20/2006		39,000	39,000

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 31.8%
Abbey National N.A. LLC
5.240% due 10/26/2006		$13,900	$13,851

ASB Bank Ltd.
5.375% due 10/26/2006		4,100	4,085

Bank of America Corp.
5.250% due 01/12/2007		29,100	28,658
5.260% due 12/14/2006		300	297
5.275% due 12/01/2006		57,400	56,874

BNP Paribas Finance
5.240% due 01/19/2007		13,600	13,380
5.267% due 11/27/2006		71,900	71,311

Danske Corp.
5.270% due 12/27/2006		61,500	60,706
5.400% due 10/19/2006		11,200	11,171

Dexia Delaware LLC
5.250% due 12/20/2006		77,900	76,973

ING U.S. Funding LLC
5.340% due 10/23/2006		65,200	64,997

Rabobank USA Financial Corp.
5.270% due 10/02/2006		78,500	78,500
5.360% due 10/02/2006		6,700	6,700

Santander Finance
5.255% due 12/11/2006		73,129	72,353

Societe Generale N.A.
5.265% due 12/21/2006		71,900	71,034
5.380% due 10/19/2006		2,300	2,294

Spintab AB
5.365% due 10/25/2006		11,300	11,261

Statens Bostadsfin Bank
5.385% due 10/19/2006		6,900	6,883

TotalFinaElf Capital S.A.
5.360% due 10/02/2006		78,100	78,100

UBS Finance Delaware LLC
5.205% due 01/26/2007		500	491
5.245% due 01/08/2007		78,100	76,958
5.250% due 01/11/2007		9,000	8,865

Westpac Capital Corp.
5.250% due 01/18/2007		8,200	8,069
5.255% due 12/12/2006		78,200	77,359

			901,170

REPURCHASE AGREEMENTS 0.3%
Credit Suisse First Boston
5.050% due 10/02/2006		9,100	9,100

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.000% due 02/15/2009 valued at $9,349. Repurchase proceeds are $9,104.)

TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 10/02/2006		486	486

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $497. Repurchase proceeds are $486.)

BELGIUM TREASURY BILLS 6.5%
2.677% due 10/12/2006	EUR	145,000	183,735

FINLAND TREASURY BILLS 4.5%
2.943% due 10/10/2006		100,000	126,722

FRANCE TREASURY BILLS 34.4%
2.896% due 10/19/2006 - 12/21/2006 (a)		771,140	973,819

See Accompanying Notes	Semiannual Report	September 30, 2006	51

Schedule of Investments  International Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
JAPAN FINANCING BILLS 2.5%
0.325% due 10/02/2006	JPY	8,200,000	$69,418

NETHERLANDS TREASURY BILLS 2.2%
2.918% due 10/31/2006	EUR	50,000	63,254

PORTUGAL TREASURY BILLS 3.3%
2.738% due 11/17/2006		75,000	94,783

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SPAIN TREASURY BILLS 6.2%
3.219% due 02/23/2007	EUR	140,000	$175,189

U.S. TREASURY BILLS 0.7%
4.041% due 12/14/2006 (a)(b)(d)		$21,145	20,912

Total Short-Term Instruments (Cost $2,641,799)			2,657,588

PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (f) 1.0%
(Cost $28,546)	$27,385

Total Investments (c) 153.0% (Cost $4,305,561)	$4,333,486

Written Options (g) (0.1%)
(Premiums $2,476)	(2,791)

Other Assets and Liabilities (Net) (52.9%)	(1,498,498)

Net Assets 100.0%	$2,832,197

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $6,923 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $12,222 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $1,132 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Futures	Short	12/2006	314	$(252)
U.S. Treasury 5-Year Note December Futures	Long	12/2006	115	75
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	163	15
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	238	18

				$(144)

(e)	Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.500%	06/17/2015	EUR	30,900	$123
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		242,000	(7,089)
Deutsche Bank AG	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		250,000	14,199
HSBC Bank USA	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		23,000	(674)
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	12/15/2014		6,500	168
Lehman Brothers, Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		40,000	257
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		162,000	9,826
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	300,000	(174)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		382,000	(7,733)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		65,000	966
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		574,100	(3,645)
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/20/2008		12,900	6
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		324,000	(6,559)

							$(329)

(f)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Put - OTC 2-Year Interest Rate Swap	UBS Warburg LLC	6-month EUR-LIBOR	Receive	90.000%	10/25/2006	EUR	395,000	$50	$1
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	157,100	727	971
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		103,500	590	639
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Pay	5.058%	06/15/2007		256,000	1,160	1,490

								$2,527	$3,101

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC U.S. dollar versus Japanese yen	JPY	126.000	10/16/2006	$350,000	$25,069	$24,048
Call - OTC U.S. dollar versus Japanese yen		120.000	12/11/2006	68,000	950	236

					$26,019	$24,284

52	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

(g)	Written options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	44,900	$727	$850
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		29,600	591	560
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		73,000	1,158	1,381

								$2,476	$2,791

(h)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	58,542	10/2006	$0	$(305)	$(305)
Sell	EUR	1,203,943	10/2006	8,633	0	8,633
Buy	GBP	7,036	10/2006	0	(130)	(130)
Sell		3,989	10/2006	85	0	85
Buy	JPY	8,200,000	10/2006	0	(426)	(426)
Sell		44,097,000	10/2006	589	0	589
Buy		175,681,605	11/2006	0	(13,179)	(13,179)
Sell	NZD	3,401	10/2006	55	0	55

				$9,362	$(14,040)	$(4,678)

See Accompanying Notes	Semiannual Report	September 30, 2006	53

Schedule of Investments  Investment Grade Corporate Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 89.6%

BANKING & FINANCE 29.7%
AFLAC, Inc.
6.500% due 04/15/2009	$1,000	$1,031

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	2,400	2,428

American International Group, Inc.
2.875% due 05/15/2008	1,000	966
6.250% due 05/01/2036	5,000	5,271

Anadarko Finance Co.
6.750% due 05/01/2011	2,700	2,840

Archstone-Smith Trust
7.900% due 02/15/2016	75	84

AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	155

Bank of America Corp.
4.750% due 08/01/2015	2,400	2,308

Barclays Bank PLC
6.860% due 09/29/2049	360	386

Barnett Capital II
7.950% due 12/01/2026	750	782

Bear Stearns Cos., Inc.
5.715% due 01/31/2011	6,400	6,417

BNP Paribas
5.186% due 06/29/2049	16,000	15,192

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	6,873

CIT Group, Inc.
5.460% due 12/19/2007	500	501
5.500% due 11/30/2007	860	863
5.620% due 09/20/2007	3,535	3,544

Citigroup Capital II
7.750% due 12/01/2036	750	777

Citigroup, Inc.
6.125% due 08/25/2036	13,900	14,346

Ford Motor Credit Co.
4.950% due 01/15/2008	4,900	4,766
6.194% due 09/28/2007	3,000	2,973
6.340% due 03/21/2007	1,800	1,796

General Motors Acceptance Corp.
4.900% due 07/15/2008	50	48
6.242% due 03/20/2007	4,000	3,987
6.750% due 12/01/2014	100	98
6.875% due 08/28/2012	100	99
8.000% due 11/01/2031	120	126

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	3,500	3,505
5.841% due 07/23/2009	2,000	2,015

HBOS Capital Funding LP
6.071% due 06/29/2049	10,600	10,771

HBOS PLC
5.375% due 11/29/2049	3,600	3,541
5.920% due 09/29/2049	5,000	4,845

HSBC Capital Funding LP
4.610% due 12/29/2049	27,000	25,097

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	3,000	3,005

HSBC Finance Corp.
4.125% due 12/15/2008	14,450	14,143

HSBC Holdings PLC
6.500% due 05/02/2036	8,500	9,054

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	1,900	1,923

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Chase & Co.
5.750% due 01/02/2013	$5,000	$5,120

KFW International Finance
5.750% due 01/15/2008	70	71

MBNA America Bank N.A.
7.125% due 11/15/2012	1,300	1,423

MBNA Capital B
6.289% due 02/01/2027	2,000	1,998

Metropolitan Life Global Funding I
4.625% due 08/19/2010	2,000	1,960

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,518

Mizuho JGB Investment LLC
9.870% due 12/29/2049	2,900	3,107

Morgan Stanley
4.750% due 04/01/2014	5,000	4,762

National City Bank of Pennsylvania
7.250% due 10/21/2011	853	931

Prudential Financial, Inc.
4.104% due 11/15/2006	1,000	999

Rabobank Capital Funding II
5.260% due 12/29/2049	5,000	4,901

Rabobank Capital Funding Trust
5.254% due 12/29/2049	15,000	14,506

RBS Capital Trust III
5.512% due 09/29/2049	24,400	23,746

Resona Bank Ltd.
5.850% due 09/29/2049	6,900	6,758

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	9,170	10,243

Societe Generale N.A.
6.136% due 10/29/2049	1,000	1,000

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,000	4,875

Tiers Trust
8.125% due 09/15/2017	733	817

UBS Preferred Funding Trust V
6.243% due 05/29/2049	17,400	18,015

UFJ Finance Aruba AEC
6.750% due 07/15/2013	24,882	26,665

USB Capital IX
6.189% due 04/15/2049	9,600	9,718

Wachovia Capital Trust III
5.800% due 03/15/2042	4,000	4,015

Washington Mutual, Inc.
5.250% due 09/15/2017	4,550	4,387

Wells Fargo & Co.
5.600% due 01/12/2011	3,300	3,306

Westfield Group
5.700% due 10/01/2016	2,000	1,999

Wilmington Trust Corp.
10.500% due 07/01/2008 (k)	88	89

		313,485

INDUSTRIALS 42.3%
Albertson’s, Inc.
8.000% due 05/01/2031	5,000	4,886

Anadarko Petroleum Corp.
5.950% due 09/15/2016	3,100	3,143
6.450% due 09/15/2036	3,100	3,177

Beckman Coulter, Inc.
7.450% due 03/04/2008	325	333

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Boston Scientific Corp.
5.450% due 06/15/2014	$1,300	$1,246
6.000% due 06/15/2011	2,500	2,518

Cardinal Health, Inc.
5.640% due 10/02/2009 (b)	2,600	2,600

CBS Corp.
5.625% due 08/15/2012	10,000	9,901

Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	350	454

Comcast Corp.
5.300% due 01/15/2014	5,000	4,877
5.900% due 03/15/2016	2,900	2,907

Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	15,314
7.056% due 09/15/2009	5,000	5,166

Cox Communications, Inc.
5.940% due 12/14/2007	2,700	2,714
7.125% due 10/01/2012	5,100	5,442
7.750% due 11/01/2010	100	108

Cyprus Amax Minerals Co.
7.375% due 05/15/2007	70	71

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	440	430
8.000% due 06/15/2010	270	291

Delta Air Lines, Inc.
7.570% due 05/18/2012	11,150	11,171

Duke Energy Field Services LLC
5.375% due 10/15/2015	2,000	1,952

El Paso Corp.
6.750% due 05/15/2009	6,400	6,464
6.950% due 06/01/2028	8,730	8,250
7.750% due 06/15/2010	18,533	19,274
7.750% due 01/15/2032	30,275	31,183
7.800% due 08/01/2031	63,375	65,276
8.050% due 10/15/2030	11,200	11,704

Fund American Cos., Inc.
5.875% due 05/15/2013	2,500	2,474

Gannett Co., Inc.
5.750% due 06/01/2011	4,000	4,039

Hewlett-Packard Co.
5.524% due 05/22/2009	1,800	1,803

Hilton Hotels Corp.
7.625% due 05/15/2008	220	226

HJ Heinz Co.
6.428% due 12/01/2008	2,150	2,196

HJ Heinz Finance Co.
6.000% due 03/15/2012	3,000	3,056

Humana, Inc.
6.450% due 06/01/2016	5,000	5,190

Kern River Funding Corp.
4.893% due 04/30/2018	14,077	13,666

Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	5,000	5,306

Mazda Manufacturing Corp.
10.500% due 07/01/2008 (k)	239	242

Mazda Motor Corp.
10.500% due 07/01/2008 (k)	36	37

News America Holdings, Inc.
9.250% due 02/01/2013	4,800	5,682

Norfolk Southern Corp.
5.640% due 05/17/2029	77	75
7.800% due 05/15/2027	3	4

Oracle Corp.
5.000% due 01/15/2011	2,400	2,379
5.730% due 01/13/2009	850	852

54	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Packaging Corp. of America
4.375% due 08/01/2008	$2,800	$2,750

Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	888	894

Pemex Project Funding Master Trust
7.375% due 12/15/2014	29,920	32,418
7.875% due 02/01/2009	32,550	34,161
8.500% due 02/15/2008	1,800	1,866
9.250% due 03/30/2018	5,900	7,295
9.375% due 12/02/2008	11,825	12,718

Pioneer Natural Resources Co.
5.875% due 07/15/2016	1,000	941

Plum Creek Timberlands LP
5.875% due 11/15/2015	2,500	2,477

Raytheon Co.
6.150% due 11/01/2008	148	151

Rowan Cos., Inc.
5.880% due 03/15/2012	1,601	1,633

Sonat, Inc.
6.750% due 10/01/2007	3,940	3,979

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	2,700	2,852

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	3,078	3,240
7.156% due 12/15/2011	1,129	1,173

Temple-Inland, Inc.
6.750% due 03/01/2009	2,500	2,567

Time Warner, Inc.
7.700% due 05/01/2032	5,000	5,600

United Airlines, Inc.
6.071% due 09/01/2014	2,185	2,184
6.602% due 03/01/2015	2,826	2,835
8.390% due 01/21/2011 (a)	2,438	219
10.020% due 03/22/2014 (a)	943	424
10.125% due 03/22/2015 (a)	2,237	1,029
10.850% due 02/19/2015 (a)	1,000	445

United Technologies Corp.
5.470% due 06/01/2009	1,800	1,802

United Telecom, Inc.
6.890% due 07/01/2008 (k)	1,000	1,002

Univision Communications, Inc.
7.850% due 07/15/2011	5,517	5,491

USX Corp.
6.850% due 03/01/2008	1,520	1,549

Valero Energy Corp.
8.750% due 06/15/2030	15,000	19,125

Viacom, Inc.
5.740% due 06/16/2009	3,000	3,004

Walt Disney Co.
5.490% due 09/10/2009	2,100	2,103

Waste Management, Inc.
7.000% due 10/15/2006	4,964	4,966
7.375% due 08/01/2010	90	97

XTO Energy, Inc.
4.900% due 02/01/2014	5,000	4,765
6.100% due 04/01/2036	5,000	4,963

Yum! Brands, Inc.
6.250% due 04/15/2016	2,500	2,582
7.650% due 05/15/2008	3,000	3,109

		446,488

UTILITIES 17.6%
AT&T Corp.
7.300% due 11/15/2011	6,000	6,510

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Beaver Valley II Funding
8.625% due 06/01/2007	$137	$139
9.000% due 06/01/2017	1,488	1,685

BVPS II Funding Corp.
8.330% due 12/01/2007	1,846	1,852
8.890% due 06/01/2017	1,500	1,728

Carolina Power & Light Co.
6.800% due 08/15/2007	156	158

CenturyTel, Inc.
8.375% due 10/15/2010	2,100	2,286

Cincinnati Gas & Electric
6.900% due 06/01/2025	2,821	3,080

Cingular Wireless LLC
6.500% due 12/15/2011	450	472

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
7.430% due 11/01/2009	11,500	12,169

Consumers Energy Co.
5.000% due 02/15/2012	1,900	1,858
5.375% due 04/15/2013	600	595
5.500% due 08/15/2016	2,250	2,220

Deutsche Telekom International Finance BV
8.000% due 06/15/2010	2,500	2,729

Duke Energy Corp.
6.450% due 10/15/2032	5,000	5,363

El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,427

Embarq Corp.
7.995% due 06/01/2036	5,000	5,310

Energy East Corp.
6.750% due 07/15/2036	1,300	1,365

Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	8,963

Entergy Gulf States, Inc.
3.600% due 06/01/2008	9,400	9,116

Entergy Louisiana LLC
4.670% due 06/01/2010	400	387

Entergy Mississippi, Inc.
4.350% due 04/01/2008	1,600	1,574

FirstEnergy Corp.
6.450% due 11/15/2011	5,000	5,222

Florida Power Corp.
5.802% due 11/14/2008	2,300	2,305

France Telecom S.A.
7.750% due 03/01/2011	4,532	4,970

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	3,000	3,043
7.520% due 09/15/2008	350	364

New Cingular Wireless Services, Inc.
7.500% due 05/01/2007	1,000	1,012

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	70	73

Ohio Power Co.
6.375% due 07/15/2033	5,500	5,398

PNPP II Funding Corp.
8.510% due 11/30/2006	37	37
9.120% due 05/30/2016	1,523	1,748

Potomac Electric Power
6.250% due 10/15/2007	960	968

PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300	3,213

PPL Energy Supply LLC
6.200% due 05/15/2016	5,000	5,176

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Progress Energy, Inc.
7.100% due 03/01/2011	$400	$429
7.750% due 03/01/2031	11,500	13,974

PSEG Power LLC
3.750% due 04/01/2009	2,500	2,410
8.625% due 04/15/2031	2,000	2,601

Qwest Capital Funding, Inc.
6.500% due 11/15/2018	3,000	2,730
7.250% due 02/15/2011	13,650	13,718

Qwest Corp.
6.875% due 09/15/2033	9,880	9,065
8.875% due 03/15/2012	6,000	6,578

System Energy Resources, Inc.
5.129% due 01/15/2014	2,700	2,645

Telecom Italia Capital S.A.
5.250% due 10/01/2015	9,850	9,143
7.200% due 07/18/2036	200	206

Telefonica Emisones SAU
5.984% due 06/20/2011	3,500	3,570

TXU Energy Co. LLC
7.000% due 03/15/2013	3,400	3,574

Verizon Communications, Inc.
5.350% due 02/15/2011	5,000	5,018

Vodafone Group PLC
5.427% due 06/29/2007	1,400	1,400

Xcel Energy, Inc.
6.500% due 07/01/2036	1,200	1,270

		185,850

Total Corporate Bonds & Notes (Cost $921,657)		945,823

U.S. GOVERNMENT AGENCIES 0.0%
Government National Mortgage Association
8.500% due 07/15/2030 - 08/15/2030	135	145

Total U.S. Government Agencies (Cost $139)		145

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities
3.375% due 01/15/2007 (d)(g)	642	637

Total U.S. Treasury Obligations (Cost $643)		637

MORTGAGE-BACKED SECURITIES 0.2%
Denver Arena Trust
6.940% due 11/15/2019	2,183	2,224

Total Mortgage-Backed Securities (Cost $1,951)		2,224

ASSET-BACKED SECURITIES 0.0%
IXIS Real Estate Capital Trust
5.440% due 12/25/2035	174	174

Total Asset-Backed Securities (Cost $174)		174

	SHARES
COMMON STOCKS 0.2%
Devon Energy Corp.	33,898	2,141

Total Common Stocks (Cost $863)		2,141

See Accompanying Notes	Semiannual Report	September 30, 2006	55

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.4%
ERP Operating LP
3.850% due 08/15/2026	3,800,000	$3,868

Total Convertible Preferred Stocks (Cost $3,840)		3,868

PREFERRED STOCKS 0.5%
Goldman Sachs Group, Inc.
6.196% due 12/31/2049	200,000	5,166

Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	261

Total Preferred Stocks (Cost $5,231)		5,427

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.8%

COMMERCIAL PAPER 8.2%
Bank of America Corp.
5.265% due 12/06/2006	$19,500	19,307

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Danske Corp.
5.355% due 10/26/2006	$18,600	$18,533

Fortis Funding LLC
5.370% due 10/24/2006	13,900	13,854

Societe Generale N.A.
5.290% due 12/18/2006	3,300	3,262

Swedbank
5.385% due 10/23/2006	700	698

UBS Finance Delaware LLC
5.375% due 10/26/2006	29,100	28,996

Viacom, Inc.
5.594% due 05/29/2007	2,200	2,200

		86,850

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	2,666	2,666

(Dated 09/29/2006. Collateralized by Fannie Mae 6.550% due 09/26/2036 valued at $2,723. Repurchase proceeds are $2,667.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.3%
4.812% due 11/30/2006 - 12/14/2006 (c)(e)(g)	$3,320	$3,287

Total Short-Term Instruments (Cost $92,814)		92,803

PURCHASED OPTIONS (i) 0.0%
(Cost $84)		135

Total Investments (f) 99.8% (Cost $1,027,396)		$1,053,377

Written Options (j) (0.1%) (Premiums $835)		(829)

Other Assets and Liabilities (Net) 0.3%		2,820

Net Assets 100.0%		$1,055,368

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(f)	As of September 30, 2006, portfolio securities with an aggregate value of $3,487 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $3,676 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/2006	795	$(503)

(h)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	$3,200	$0
Bank of America	Sprint Corp. 8.375% due 03/15/2012	Sell	0.316%		06/20/2011	24,000	(149)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%	)	03/20/2007	4,960	(1)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	2,000	42
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%		06/20/2007	1,600	43
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	7,000	64
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	2,100	12
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	2,800	8
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	1,900	3
Citibank N.A.	Raytheon Co. 7..200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	2,000	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	7,341	65
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	3,900	45
Credit Suisse First Boston	EnCana Corp. 4.750% due 10/15/2013	Sell	0.320%		03/20/2010	2,000	6
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	1,800	6
Goldman Sachs & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.210%		03/20/2010	5,000	7
Goldman Sachs & Co.	Washington Mutual, Inc. 4.000% due 01/15/2009	Buy	(0.385%	)	06/20/2016	4,550	(4)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	1,000	21
HSBC Bank USA	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.570%		09/20/2010	5,000	46
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.710%		12/20/2006	25,000	273
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%		06/20/2007	10,000	134

56	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Temple-Inland, Inc. 6.750% due 03/01/2009	Buy	(0.280%	)	03/20/2009	$2,600	$(3)
JPMorgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%		03/20/2010	6,300	7
JPMorgan Chase & Co.	Halliburton Co. 5.500% due 10/15/2010	Sell	0.290%		03/20/2010	7,000	24
JPMorgan Chase & Co.	Occidental Petroleum Corp. 6.750% due 01/15/2012	Sell	0.250%		03/20/2010	7,000	18
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	2,000	20
JPMorgan Chase & Co.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.330%		09/20/2010	5,000	13
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	4,150	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%	)	03/20/2007	7,341	(5)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	4,960	44
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 5.125% due 05/09/2008	Sell	2.100%		09/20/2008	25,000	338
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.400% due 08/15/2011	Sell	0.280%		03/20/2010	5,000	20
Merrill Lynch & Co., Inc.	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.320%		03/20/2010	5,000	13
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	5,000	17
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%		06/20/2007	10,000	134
Morgan Stanley	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.090%		09/20/2010	10,000	283
Morgan Stanley	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%		06/20/2011	10,000	16
Morgan Stanley	Viacom, Inc. 6.250% due 04/30/2016	Sell	0.510%		06/20/2011	8,000	(27)
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	1,300	(1)
Morgan Stanley	American Electric Power Co., Inc. 5.375% due 03/15/2010	Sell	0.410%		09/20/2011	2,000	7
Morgan Stanley	DTE Energy Co. 7.050% due 06/01/2011	Buy	(0.650%	)	09/20/2016	2,000	(13)
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	3,800	39
Royal Bank of Scotland Group PLC	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.380%	)	03/20/2012	3,100	0
UBS AG	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.290%		06/20/2009	11,000	26
UBS AG	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.420%		09/20/2010	5,000	25
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.760%		09/20/2010	1,600	19
Wachovia Bank N.A.	Ohio Edison Co. 5.450% due 05/01/2015	Sell	0.470%		03/20/2010	10,000	74
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%		06/20/2011	10,000	16

							$1,725

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	$16,200	$84	$135

(j)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 109.000	11/21/2006	2,144	$440	$603
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	1,443	109	22
Put - CBOT U.S. Treasury 10-Year Note December Futures	106.000	11/21/2006	701	206	66

				$755	$691

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	$6,900	$80	$138

(k)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/28/2003	$251	$242	0.02%
Mazda Motor Corp.	10.500%	07/01/2008	03/28/2003	38	37	0.00%
United Telecom, Inc.	6.890%	07/01/2008	06/25/2003	1,044	1,002	0.10%
Wilmington Trust Corp.	10.500%	07/01/2008	03/28/2003	92	89	0.01%

				$1,425	$1,370	0.13%

See Accompanying Notes	Semiannual Report	September 30, 2006	57

Schedule of Investments  Mortgage Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.0%
Delta Air Lines, Inc.
7.379% due 05/18/2010	$939	$940

Total Corporate Bonds & Notes (Cost $939)		940

MUNICIPAL BONDS & NOTES 0.0%
Ennis, Texas Economic Development Corporations Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,530

Total Municipal Bonds & Notes (Cost $916)		1,530

U.S. GOVERNMENT AGENCIES 117.4%
Fannie Mae
0.000% due 06/25/2008 - 08/25/2022 (d)	144	135
2.996% due 08/01/2008	16,405	16,363
3.730% due 10/01/2016	91	89
4.000% due 02/25/2009	13	12
4.500% due 10/01/2021 - 09/01/2035	215,045	207,517
4.507% due 11/01/2017	14	14
4.650% due 02/01/2035	4,667	4,601
4.686% due 07/01/2035	1,899	1,880
4.693% due 05/01/2019	353	355
4.722% due 03/01/2035	1,939	1,905
4.736% due 03/01/2018	17	17
4.748% due 04/01/2019	113	113
4.752% due 02/01/2015	93	93
4.875% due 07/01/2017	5	5
4.876% due 02/01/2026	85	87
5.000% due 06/01/2013 - 10/01/2036	4,622,486	4,501,648
5.024% due 09/01/2017	329	327
5.055% due 04/01/2020	122	124
5.125% due 06/01/2017	60	60
5.130% due 03/01/2017 - 02/01/2018	27	27
5.134% due 12/01/2017 - 03/01/2028	647	649
5.137% due 01/01/2029	68	68
5.147% due 02/01/2032	3,497	3,508
5.160% due 07/01/2024	24	24
5.175% due 06/01/2029	33	33
5.197% due 08/01/2029 - 05/01/2036	191	192
5.208% due 05/01/2036	6,422	6,457
5.216% due 05/01/2036	42	43
5.323% due 02/01/2017	411	411
5.340% due 10/01/2016 - 10/01/2031	355	355
5.347% due 02/01/2030	945	958
5.375% due 12/01/2021 - 08/01/2023	68	67
5.410% due 07/25/2035	21,088	21,107
5.440% due 07/25/2032	497	497
5.470% due 04/25/2035	9,066	9,082
5.500% due 05/01/2009 - 10/01/2036	3,059,416	3,020,094
5.500% due 11/01/2032 - 10/01/2035 (h)	318,095	313,963
5.514% due 09/01/2020	25	25
5.547% due 04/01/2032	42	43
5.567% due 07/01/2032	82	84
5.631% due 08/01/2042	4,883	4,918
5.632% due 08/01/2042 - 10/01/2044	21,337	21,487
5.690% due 02/25/2033	324	325
5.730% due 04/18/2028 - 06/25/2032	3,101	3,109
5.750% due 07/01/2029	6	6

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.780% due 12/25/2029 - 10/18/2030	$155	$156
5.800% due 11/01/2011	1,881	1,933
5.815% due 11/01/2024	5	5
5.830% due 06/25/2030 - 07/25/2034	12,810	12,844
5.832% due 09/01/2040 - 12/01/2040	731	736
5.844% due 09/18/2027	444	449
5.853% due 06/01/2029	89	91
5.855% due 04/01/2030	9	9
5.875% due 06/01/2017	7	7
5.917% due 12/01/2031	44	45
5.950% due 11/01/2026 - 02/25/2044	249	251
5.980% due 09/25/2023	211	214
5.986% due 11/01/2031	156	157
5.994% due 06/25/2022	2	2
6.000% due 03/25/2017 - 10/01/2036	1,707,335	1,716,184
6.116% due 11/01/2031	61	62
6.157% due 01/01/2027	165	167
6.160% due 09/01/2028	22	22
6.235% due 12/01/2029	5	5
6.244% due 04/25/2021	4	4
6.245% due 05/01/2029	111	112
6.250% due 12/25/2013	1,187	1,207
6.262% due 02/01/2009	15,387	15,388
6.265% due 08/01/2029	20	21
6.266% due 02/01/2026	27	28
6.270% due 09/25/2007	149	148
6.280% due 12/01/2026	19	19
6.290% due 02/25/2029	1,500	1,589
6.300% due 06/25/2031 - 10/17/2038	5,144	5,485
6.350% due 06/25/2020	5,705	5,913
6.370% due 02/25/2013	4,855	4,881
6.384% due 10/01/2028	107	109
6.390% due 05/25/2036	2,562	2,665
6.409% due 06/01/2019	13	13
6.410% due 08/01/2016	984	1,045
6.444% due 05/25/2023	136	141
6.450% due 05/01/2008 - 09/01/2016	6,279	6,533
6.475% due 11/01/2035	7,093	7,267
6.479% due 11/01/2025	188	192
6.500% due 09/25/2008 (b)	8	0
6.500% due 02/25/2009 - 06/17/2038	871,402	887,767
6.515% due 11/01/2025	264	269
6.532% due 04/01/2022	76	78
6.565% due 03/01/2024 - 04/01/2024	45	46
6.584% due 02/01/2027	197	200
6.592% due 04/01/2030	63	64
6.608% due 06/01/2023	61	61
6.625% due 12/01/2023	117	120
6.650% due 08/25/2007	136	136
6.651% due 04/01/2030	272	277
6.703% due 08/01/2028	1,441	1,570
6.705% due 09/01/2023	181	182
6.773% due 05/01/2027	339	345
6.822% due 03/01/2025	43	44
6.825% due 08/01/2009	4,458	4,596
6.850% due 12/18/2027	2,509	2,596
6.872% due 07/01/2024	28	29
6.873% due 05/01/2026	65	66
6.875% due 02/01/2018	176	178
6.900% due 09/01/2009	1,561	1,614
6.931% due 08/01/2030	65	66
7.000% due 04/25/2008 - 07/25/2008 (b)	161	8
7.000% due 01/01/2016 - 09/01/2032	6,264	6,502
7.033% due 01/01/2030	280	281

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.085% due 05/01/2028	$15	$15
7.130% due 02/01/2025	145	149
7.250% due 02/01/2009 - 10/01/2011	11	11
7.262% due 03/01/2030	582	588
7.270% due 06/01/2007	164	164
7.277% due 09/01/2030	28	28
7.491% due 08/01/2014	9	9
7.500% due 12/01/2012 - 07/25/2041	5,883	6,180
7.730% due 08/01/2021 - 01/01/2025	2,784	3,118
7.731% due 05/01/2030	168	169
7.750% due 02/01/2008	1	1
7.800% due 10/25/2022 - 06/25/2026	442	463
7.970% due 02/01/2024	135	138
8.000% due 02/01/2007 - 08/01/2030	34	35
8.200% due 04/25/2025	1,351	1,389
8.500% due 04/01/2008 - 11/01/2017	344	361
8.750% due 11/25/2019	59	63
9.000% due 03/01/2010 - 06/01/2027	487	520
9.000% due 05/25/2022 - 06/25/2022 (b)	64	14
9.011% due 06/25/2032	554	582
9.500% due 11/01/2010 - 04/01/2025	786	860
10.000% due 04/01/2020	29	32
15.500% due 10/01/2012	2	3
15.750% due 12/01/2011	1	1
510.000% due 09/25/2019 (b)	1	8
839.670% due 08/25/2020 (b)	1	2

Federal Home Loan Bank
0.000% due 02/27/2012	1,900	1,734

Federal Housing Administration
6.875% due 12/01/2016	314	316
6.896% due 07/01/2020	413	417
7.400% due 02/01/2021	708	715
7.430% due 07/01/2018 - 07/01/2024	8,012	8,091

Freddie Mac
0.000% due 01/15/2009 (d)	55	52
2.675% due 12/15/2023 (b)	163	2
3.500% due 12/15/2022 - 07/15/2032	304	289
4.344% due 03/01/2033	297	296
4.500% due 04/15/2013 - 04/01/2020	2,333	2,312
5.000% due 01/15/2016 - 10/01/2036	1,308,984	1,263,532
5.031% due 07/01/2030	466	466
5.125% due 09/01/2018 - 04/01/2019	43	43
5.250% due 12/01/2018	4	4
5.340% due 05/01/2017 - 09/01/2018	449	450
5.375% due 07/01/2019	74	74
5.384% due 08/01/2018	111	111
5.390% due 08/15/2032	2,245	2,244
5.480% due 12/25/2032	17	17
5.500% due 11/01/2028 - 10/01/2036	1,016,594	1,003,024
5.530% due 03/15/2031	759	761
5.539% due 10/01/2018	24	24
5.570% due 07/25/2031	31	31
5.575% due 05/01/2019 - 07/01/2019	34	34
5.580% due 05/25/2031	598	598
5.585% due 04/01/2025	42	42
5.610% due 09/25/2031	82	82
5.625% due 07/01/2018	58	58

58	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.637% due 11/01/2031	$14	$14
5.680% due 12/15/2029	342	344
5.712% due 03/01/2032	225	226
5.740% due 07/01/2019	244	245
5.780% due 11/15/2030 - 12/15/2031	238	239
5.825% due 03/15/2024 - 09/15/2026	742	746
5.830% due 02/15/2028 - 03/15/2032	312	315
5.832% due 07/25/2044	59,124	59,898
5.846% due 08/01/2031	6	6
5.875% due 01/01/2017 - 05/15/2023	44	44
5.880% due 03/15/2032	12	12
5.949% due 10/01/2024	187	190
5.950% due 09/01/2027	27	28
5.955% due 10/01/2023	150	152
5.970% due 03/01/2029	222	224
5.984% due 11/01/2028	53	54
5.999% due 01/01/2028	186	189
6.000% due 03/01/2017 - 10/01/2036	366,982	368,939
6.052% due 05/01/2032	1,668	1,702
6.087% due 06/01/2022	67	68
6.124% due 11/01/2027	465	473
6.126% due 12/01/2026	38	39
6.242% due 08/01/2027	31	32
6.250% due 12/15/2028	2,428	2,482
6.251% due 05/01/2032	354	357
6.257% due 11/01/2027	43	44
6.262% due 09/01/2026	484	492
6.267% due 06/01/2024	61	62
6.274% due 08/01/2029	173	176
6.280% due 04/15/2031	12,984	13,256
6.297% due 03/01/2027	66	67
6.322% due 09/01/2028	79	81
6.327% due 10/01/2027	51	51
6.335% due 10/01/2023	1,822	1,832
6.359% due 08/01/2031	23	23
6.454% due 11/01/2027	204	207
6.478% due 05/01/2032	2,418	2,438
6.498% due 10/01/2024	129	131
6.500% due 08/15/2008 - 02/15/2032	20,510	20,947
6.500% due 10/15/2013 (b)	136	9
6.515% due 04/01/2031	15	15
6.517% due 09/01/2027	96	97
6.530% due 07/15/2027	3,737	3,855
6.541% due 02/01/2029	625	634
6.625% due 04/01/2018 - 05/01/2023	60	60
6.641% due 02/01/2031	38	38
6.655% due 07/01/2028	1,434	1,455
6.674% due 12/01/2029	801	809
6.687% due 11/01/2029	3,289	3,351
6.742% due 08/01/2030	36	37
6.770% due 01/25/2013	2,404	2,428
6.855% due 06/01/2022	12	12
7.000% due 01/15/2008 - 12/01/2032	2,554	2,623
7.000% due 07/15/2008 - 10/25/2023 (b)	105	20
7.075% due 07/01/2029	194	197
7.080% due 07/01/2027	167	170
7.100% due 05/01/2032	63	64
7.129% due 02/01/2027	345	349
7.135% due 01/01/2029	14	14
7.147% due 09/01/2024	50	51
7.222% due 07/01/2030	5	5
7.500% due 01/01/2008 - 06/01/2031	2,089	2,139
7.500% due 08/15/2029 (b)	42	9
7.645% due 05/01/2025	1,346	1,480
8.000% due 05/01/2008 - 09/01/2030	163	170

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.250% due 06/01/2008 - 12/01/2008	$12	$12
8.425% due 04/25/2030	1,480	1,498
8.500% due 07/01/2008 - 08/01/2027	533	542
9.000% due 12/15/2020 - 02/15/2021	635	639
9.050% due 06/15/2019	116	116
9.500% due 12/15/2020 - 06/01/2021	512	517
10.750% due 09/01/2009 - 05/01/2010	1	1

Government National Mortgage Association
3.250% due 07/16/2026	2,884	2,812
4.000% due 07/16/2026	2,884	2,837
4.500% due 08/20/2027 - 08/20/2033	74,447	74,441
4.750% due 08/20/2017 - 02/20/2032	4,274	4,304
4.875% due 11/20/2031	5,372	5,381
5.000% due 10/20/2028 - 12/20/2032	29,921	29,973
5.125% due 10/20/2018 - 01/20/2030	10,988	11,063
5.250% due 01/20/2028 - 03/20/2030	1,634	1,639
5.375% due 04/20/2017 - 05/20/2032	49,129	49,639
5.500% due 11/15/2028 - 10/01/2036	796,649	791,837
5.530% due 02/16/2032	264	264
5.625% due 11/20/2020	2	2
5.630% due 01/16/2031	45	45
5.680% due 06/20/2032	649	654
5.730% due 06/16/2031	842	849
5.780% due 10/16/2030	118	119
5.830% due 02/16/2030	1,204	1,217
5.875% due 04/20/2019	44	45
5.880% due 12/16/2025	976	987
5.930% due 02/16/2030	149	151
5.980% due 02/16/2030	145	147
6.000% due 12/15/2008 - 10/01/2036	543,166	549,981
6.250% due 03/16/2029	5,000	5,107
6.280% due 03/20/2031	7,137	7,246
6.330% due 02/20/2031	4,086	4,148
6.500% due 05/15/2009 - 09/15/2036	193,942	199,035
6.940% due 03/16/2041	4,640	5,294
7.000% due 09/15/2012 - 02/16/2029	2,220	2,305
7.270% due 12/15/2040	1,749	1,826
7.500% due 12/15/2022 - 11/15/2031	3,092	3,231
7.750% due 10/15/2025	21	22
8.000% due 10/15/2006 - 09/20/2031	6,452	6,991
8.500% due 06/15/2027 - 03/20/2031	1,421	1,524
9.000% due 04/15/2020 - 08/20/2030	144	155
9.500% due 12/15/2021	82	89

Small Business Administration
6.344% due 08/01/2011	667	689
6.640% due 02/01/2011	760	789
7.190% due 12/01/2019	504	531
7.220% due 11/01/2020	1,456	1,540
7.449% due 08/01/2010	671	708
8.017% due 02/10/2010	101	107

Total U.S. Government Agencies (Cost $15,355,866)		15,406,758

U.S. TREASURY OBLIGATIONS 0.3%
Treasury Inflation Protected Securities
3.375% due 01/15/2007 (f)	31,594	31,330

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. Treasury Notes
5.125% due 05/15/2016	$5,550	$5,759

Total U.S. Treasury Obligations (Cost $37,321)		37,089

MORTGAGE-BACKED SECURITIES 6.1%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	12,733	12,495
4.440% due 02/25/2045	6,268	6,139

American Southwest Financial Securities Corp.
7.248% due 11/25/2038	550	556

Asset Securitization Corp.
6.920% due 02/14/2029	87	88

Banc of America Mortgage Securities
4.250% due 04/25/2034	343	339
5.405% due 10/20/2032	1,019	1,022
6.500% due 10/25/2031	391	398
6.791% due 07/20/2032	118	120
6.943% due 06/20/2031	1,059	1,067

Banc of America Structural Security Trust
5.830% due 10/11/2033	474	478

Bear Stearns Adjustable Rate Mortgage Trust
5.329% due 02/25/2033	114	113
5.845% due 11/25/2030	39	39

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	2,071	2,078

Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	93	93
5.910% due 02/14/2031	44	44
7.000% due 05/20/2030	2,040	2,253

Bear Stearns Mortgage Securities, Inc.
5.959% due 06/25/2030	179	182

CC Mortgage Funding Corp.
5.580% due 08/25/2035	2,589	2,591
5.630% due 08/25/2035	2,731	2,734
5.898% due 01/25/2035	2,227	2,225

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	30	29
6.500% due 02/25/2024	956	953

Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (d)	7	6

Commercial Mortgage Pass-Through Certificates
5.510% due 03/15/2020	20,800	20,816

Countrywide Alternative Loan Trust
5.000% due 06/25/2033	2,901	2,878
5.400% due 10/25/2046	9,912	9,920
5.480% due 05/20/2046	262	262
5.540% due 05/25/2035	6,124	6,132
5.550% due 05/25/2035	1,152	1,155
5.580% due 05/25/2035	1,653	1,654
5.610% due 02/25/2037	466	466
6.000% due 10/25/2032	662	663

Countrywide Home Loan Mortgage Pass-Through Trust
3.897% due 11/19/2033	110	109
5.600% due 05/25/2034	445	445
5.610% due 08/25/2034	252	252
5.620% due 04/25/2035	3,696	3,712
5.640% due 03/25/2035	13,815	13,879
5.650% due 03/25/2035	51,422	51,635
5.660% due 02/25/2035	3,477	3,492
5.670% due 02/25/2035	110	111
5.776% due 07/19/2031	25	25
5.920% due 08/25/2034	10,227	10,294
7.094% due 11/19/2033	91	91

See Accompanying Notes	Semiannual Report	September 30, 2006	59

Schedule of Investments  Mortgage Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CS First Boston Mortgage Securities Corp.
4.832% due 04/15/2037	$3,000	$2,897
5.880% due 08/25/2033	370	370
6.050% due 06/25/2032	39	39
7.290% due 09/15/2041	63	66

Denver Arena Trust
6.940% due 11/15/2019	10,938	11,144

DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	1,530	1,546
7.340% due 10/10/2032	5,750	6,076

DLJ Mortgage Acceptance Corp.
6.612% due 11/25/2023	18	18

Fairfax Funding Trust
6.483% due 04/02/2013	250	255

FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	1,035
8.970% due 09/18/2027	4,000	603

Fifth Third Mortgage Loan Trust
6.398% due 11/19/2032	434	431

First Horizon Asset Securities, Inc.
6.154% due 09/25/2033	57	57

First Nationwide Trust
6.750% due 08/21/2031	1,180	1,177

First Republic Mortgage Loan Trust
5.630% due 08/15/2032	34,251	34,346
5.680% due 11/15/2031	10,969	11,049
6.291% due 11/15/2031	2,612	2,874

GGP Mall Properties Trust
5.007% due 11/15/2011	28	28

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	668	679
7.151% due 12/15/2016	2,756	2,785

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	10,005	9,958

Government Lease Trust
6.390% due 05/18/2007	1,384	1,385

Greenpoint Mortgage Funding Trust
5.550% due 06/25/2045	4,931	4,951
5.560% due 06/25/2045	17,124	17,137

GS Mortgage Securities Corp. II
6.044% due 08/15/2018	9,025	9,241

GSRPM Mortgage Loan Trust
5.730% due 11/25/2031	6,370	6,383

Harborview Mortgage Loan Trust
5.520% due 02/19/2046	20,280	20,264
5.550% due 05/19/2035	14,766	14,807

HSI Asset Securitization Corp. Trust
5.460% due 07/25/2035	1,097	1,098

Impac CMB Trust
5.710% due 03/25/2033	4,399	4,404
5.950% due 04/25/2034	3,306	3,308

Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	360	359

Indymac ARM Trust
6.542% due 01/25/2032	42	42

Indymac Index Mortgage Loan Trust
5.410% due 07/25/2046	25,103	25,113
5.570% due 04/25/2035	12,032	12,066

Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (b)	99	22

LB Commercial Conduit Mortgage Trust
6.480% due 02/18/2030	127	128

LB Mortgage Trust
8.427% due 01/20/2017	4,312	4,714

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
LB-UBS Commercial Mortgage Trust
6.133% due 12/15/2030	$470	$490

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	21,801	21,790

MASTR Asset Securitization Trust
5.500% due 09/25/2033	7,530	7,386

MASTR Reperforming Loan Trust
7.000% due 08/25/2034	449	462

Mellon Residential Funding Corp.
5.680% due 11/15/2031	5,081	5,089
5.770% due 12/15/2030	4,838	4,857
6.210% due 11/15/2031	498	503

Merrill Lynch Mortgage Investors, Inc.
0.748% due 04/25/2028 (b)	1,492	62

Merrill Lynch Mortgage Trust
1.753% due 07/12/2034 (b)	65,884	2,540

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025	617	620
6.635% due 01/25/2029	4,000	4,001

Morgan Stanley Capital I
7.500% due 08/15/2022	2,943	2,984

Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	2,952	2,989

Nationslink Funding Corp.
5.680% due 11/10/2030	577	578

Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	446	463

Ocwen Residential Mortgage-Backed Securities Corp.
6.852% due 06/25/2039	806	640

Prime Mortgage Trust
5.000% due 02/25/2019	43	42

Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	849	859

Salomon Brothers Mortgage Securities VII
6.759% due 11/25/2022	12	12

Sequoia Mortgage Trust
4.082% due 04/20/2035	9,595	9,421
5.630% due 08/20/2032	924	925
5.670% due 06/20/2032	381	381
5.680% due 10/19/2026	268	269
5.680% due 07/20/2033	7,024	7,083
5.710% due 10/20/2027	8,985	9,001

SLH Mortgage Trust
9.600% due 03/25/2021	14	14

Specialty Underwriting & Residential Finance
5.376% due 09/25/2037	45,000	45,078

Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,041

Structured Adjustable Rate Mortgage Loan Trust
5.820% due 06/25/2034	3,176	3,194

Structured Asset Mortgage Investments, Inc.
5.453% due 05/25/2022	3,064	2,991
5.510% due 06/25/2036	29,288	29,328
5.540% due 04/25/2036	56,049	56,115
5.550% due 05/25/2036	4,890	4,897
5.560% due 05/25/2045	6,287	6,308
5.660% due 09/19/2032	13,597	13,616
5.680% due 03/19/2034	3,816	3,822
6.016% due 05/02/2030	333	332

Structured Asset Securities Corp.
4.510% due 01/25/2034	9,355	9,344
5.000% due 05/25/2035	28,782	27,496
6.101% due 02/25/2032	8	8

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.150% due 07/25/2032	$18	$19
6.375% due 08/25/2032	1,142	1,146
6.630% due 08/25/2032	16	16
6.669% due 01/25/2032	1,468	1,464

Structured Mortgage Asset Residential Trust
8.000% due 10/25/2007	18	18

Vendee Mortgage Trust
6.500% due 05/15/2008	286	287
6.500% due 03/15/2029	3,043	3,118

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	5,000	5,004

Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 09/25/2032	8,897	8,850
6.803% due 11/25/2030	1,858	1,852

Washington Mutual, Inc.
5.106% due 10/25/2032	66	66
5.520% due 04/25/2045	3,211	3,215
5.590% due 11/25/2045	2,492	2,502
5.600% due 12/25/2027	5,201	5,203
5.620% due 10/25/2045	21,371	21,521
5.640% due 01/25/2045	17,974	18,095
5.730% due 07/25/2045	7,048	7,077
5.745% due 11/25/2034	11,105	11,174
5.777% due 07/25/2046	19,095	19,095
5.875% due 07/25/2044	1,730	1,739
5.963% due 06/25/2042	3,151	3,160
5.963% due 08/25/2042	6,887	6,917

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	11,620	11,373

Total Mortgage-Backed Securities (Cost $798,156)		796,830

ASSET-BACKED SECURITIES 7.5%
Aames Mortgage Investment Trust
5.730% due 10/25/2035	4,000	4,010

ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	2,017

Accredited Mortgage Loan Trust
5.370% due 09/25/2036	9,928	9,935

ACE Securities Corp.
5.400% due 10/25/2036	6,400	6,401
5.460% due 05/25/2036	10,000	10,009
5.530% due 06/25/2035	4,350	4,354
6.030% due 08/25/2030	126	126

Advanta Mortgage Loan Trust
5.705% due 11/25/2029	102	102

Aegis Asset-Backed Securities Trust
5.440% due 10/25/2035	868	869
5.620% due 10/25/2034	1,939	1,941
5.730% due 05/25/2033	2,352	2,358

AFC Home Equity Loan Trust
5.740% due 06/24/2029	1,017	1,023
5.874% due 12/26/2029	49	49

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	3,000	3,042

American Express Credit Account Master Trust
5.440% due 12/15/2009	3,550	3,555

Amortizing Residential Collateral Trust
5.600% due 06/25/2032	120	120
5.620% due 07/25/2032	736	737
5.680% due 10/25/2031	596	597

Amresco Residential Securities Mortgage Loan Trust
5.825% due 06/25/2028	298	298
5.885% due 06/25/2027	1,517	1,519
5.960% due 09/25/2028	2,257	2,259
6.270% due 06/25/2029	445	459

60	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Argent Securities, Inc.
5.390% due 05/25/2036	$3,463	$3,465
5.410% due 01/25/2036	1,043	1,043
5.470% due 02/25/2036	6,295	6,300

Asset-Backed Funding Certificates
5.364% due 09/25/2036	10,744	10,750
5.420% due 07/25/2035	895	896
5.440% due 06/25/2035	1,550	1,551
6.010% due 03/25/2032	1,959	1,961

Asset-Backed Securities Corp. Home Equity
5.390% due 05/25/2036	23,914	23,931
5.390% due 07/25/2036	2,813	2,814
5.440% due 11/25/2035	4,002	4,005
5.850% due 06/15/2031	332	334

Bank One Issuance Trust
5.370% due 02/16/2010	1,000	1,001
5.450% due 06/15/2010	1,000	1,002

Bear Stearns Asset-Backed Securities, Inc.
5.500% due 12/25/2042	762	762
5.530% due 09/25/2034	2,437	2,440
5.620% due 02/25/2026	931	932
5.930% due 10/25/2032	956	959
5.980% due 02/25/2034	1,651	1,653
6.080% due 11/25/2042	2,406	2,433

Carrington Mortgage Loan Trust
5.370% due 05/25/2036	9,458	9,465
5.410% due 01/25/2036	10,215	10,224

CDC Mortgage Capital Trust
6.380% due 01/25/2033	4,029	4,033

Centex Home Equity
5.480% due 06/25/2035	6,918	6,924
5.630% due 01/25/2032	263	263
6.180% due 01/25/2032	2,025	2,028

Charming Shoppes Master Trust
5.660% due 05/15/2014	6,000	6,012

Chase Credit Card Master Trust
5.430% due 10/15/2009	1,105	1,107
5.680% due 02/15/2011	7,000	7,047
5.720% due 06/15/2009	2,000	2,003

Chase Funding Mortgage Loan Asset-Backed Certificates
5.650% due 08/25/2032	1,660	1,661
5.660% due 11/25/2032	2,275	2,279

Chase Issuance Trust
5.350% due 07/15/2010	945	946

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	3,969	3,981
5.620% due 03/25/2033	887	890
5.980% due 12/25/2031	1,672	1,681

Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	7,897	7,901
5.440% due 09/25/2035	697	698

Community Program Loan Trust
4.500% due 10/01/2018	1,118	1,102

Conseco Finance
6.030% due 08/15/2033	4,624	4,634
6.830% due 05/15/2032	2,050	2,068

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	15,700	13,065
8.200% due 02/01/2032	40,000	35,096
8.400% due 02/01/2032	4,272	811

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	17,392	17,403
5.380% due 01/25/2037	12,014	12,022
5.400% due 06/25/2036	3,891	3,894
5.409% due 07/25/2036	8,600	8,600
5.430% due 01/25/2036	2,946	2,948

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.450% due 11/25/2035	$36	$36
5.480% due 11/25/2035	647	647
5.520% due 01/25/2036	5,900	5,905
5.540% due 10/25/2035	869	870
5.780% due 06/25/2033	1,124	1,131

Credit-Based Asset Servicing & Securitization
5.480% due 10/25/2036	5,606	5,679
5.670% due 10/25/2030	1,326	1,327
5.960% due 06/25/2032	1,330	1,333

CS First Boston Mortgage Securities Corp.
6.010% due 05/25/2044	5,600	5,609

Delta Funding Home Equity Loan Trust
5.740% due 09/15/2029	24	24

Embarcadero Aircraft Securitization Trust
6.430% due 08/15/2025 (a)	9,100	137

EMC Mortgage Loan Trust
5.700% due 05/25/2040	1,664	1,670

Equifirst Mortgage Loan Trust
5.570% due 01/25/2034	1,157	1,160

Equity One Asset-Backed Securities, Inc.
7.600% due 02/25/2032	2,566	2,558

FBR Securitization Trust
5.450% due 10/25/2035	1,343	1,344
5.470% due 09/25/2035	1,728	1,729
5.510% due 09/25/2035	4,950	4,954

First Franklin Mortgage Loan Asset-Backed Certificates
5.710% due 10/25/2034	17,882	17,981

First International Bank N.A.
5.880% due 03/15/2027	5,575	3,890
5.910% due 04/15/2026	497	250

First NLC Trust
5.440% due 12/25/2035	499	500

First North American National Bank
5.650% due 07/16/2011	15,000	15,043

First Plus Home Loan Trust
7.670% due 05/10/2024	2,859	2,959

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	4,032	4,035
5.430% due 12/25/2035	337	337

GMAC Mortgage Corp. Loan Trust
5.570% due 01/25/2029	2,974	2,981

Green Tree Financial Corp.
6.240% due 11/01/2016	5,356	5,417
7.060% due 02/01/2031	7,000	6,150
7.400% due 06/15/2027	4,532	4,718
7.550% due 01/15/2029	494	519
8.000% due 07/15/2018	1,831	1,789
8.050% due 10/15/2027	641	673
9.100% due 04/15/2025	3,278	3,470

GSAMP Trust
5.394% due 06/25/2036	38,014	38,041
5.394% due 09/25/2036	8,800	8,800
5.450% due 12/25/2035	3,302	3,302

GSRPM Mortgage Loan Trust
5.710% due 09/25/2042	3,851	3,875

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	3,218	3,230

Home Equity Asset Trust
5.420% due 08/25/2035	1,410	1,411
5.420% due 10/25/2035	5,050	5,054
5.490% due 05/25/2036	8,000	8,008

IMC Home Equity Loan Trust
6.880% due 11/20/2028	622	620
7.520% due 08/20/2028	101	101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	$6,289	$6,294

Irwin Home Equity
6.230% due 02/25/2029	2,603	2,617

JPMorgan Mortgage Acquisition Corp.
5.410% due 10/25/2035	4,872	4,875
5.450% due 09/25/2035	1,279	1,280
5.480% due 08/25/2036	6,300	6,304

Keycorp Student Loan Trust
5.545% due 08/27/2025	826	829

Lehman XS Trust
5.410% due 08/25/2046	13,779	13,791
5.420% due 05/25/2046	2,832	2,832

Long Beach Mortgage Loan Trust
5.360% due 06/25/2036	23,094	23,112
5.390% due 04/25/2036	6,505	6,511
5.410% due 02/25/2036	5,932	5,936
5.420% due 01/25/2036	14,102	14,114
5.630% due 02/25/2034	19	19
6.280% due 03/25/2032	6,708	6,816

MASTR Asset-Backed Securities Trust
5.440% due 11/25/2035	3,975	3,978

Mellon Residential Funding Corp.
7.115% due 02/25/2021	15,329	15,287

Merrill Lynch Mortgage Investors, Inc.
5.406% due 09/25/2037	12,400	12,410

Mesa Trust Asset-Backed Certificates
5.730% due 12/25/2031	2,139	2,149

Mid-State Trust
6.340% due 10/15/2036	2,095	2,128
7.340% due 07/01/2035	1,262	1,333
7.400% due 07/01/2035	54	56
7.790% due 07/01/2035	72	75
7.791% due 03/15/2038	2,713	2,921
8.330% due 04/01/2030	15,256	15,825

Morgan Stanley ABS Capital I
5.370% due 04/25/2036	3,512	3,514
5.370% due 07/25/2036	12,565	12,573

Morgan Stanley Capital I
5.400% due 02/25/2036	10,544	10,551
5.660% due 07/25/2032	16	16

Morgan Stanley Home Equity Loans
5.440% due 08/25/2035	2,982	2,984

Nelnet Student Loan Trust
5.575% due 07/25/2016	2,400	2,407

New Century Home Equity Loan Trust
5.420% due 07/25/2035	328	329
5.440% due 03/25/2035	39	39
5.670% due 02/25/2035	633	634

Nextcard Credit Card Master Note Trust
6.551% due 12/15/2006	3,519	2,096

Novastar Home Equity Loan
5.605% due 04/25/2028	388	389

NPF XII, Inc.
2.200% due 12/01/2003 (a)	13,800	828
2.232% due 10/01/2003 (a)	49,000	2,940
2.462% due 11/01/2003 (a)	3,000	180

Oakwood Mortgage Investors, Inc.
5.705% due 03/15/2018	1,672	1,458
7.500% due 01/15/2021	1,974	1,991

Option One Mortgage Loan Trust
5.900% due 10/25/2032	25,584	25,614
5.930% due 01/25/2032	552	552
6.090% due 12/26/2029	55	55

Origen Manufactured Housing
7.650% due 03/15/2032	13,200	13,572

See Accompanying Notes	Semiannual Report	September 30, 2006	61

Schedule of Investments  Mortgage Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ownit Mortgage Loan Asset-Backed Certificates
5.390% due 03/25/2037	$3,274	$3,277

Popular ABS Mortgage Pass-Through Trust
5.420% due 04/25/2035	326	327

Preferred Credit Corp.
7.590% due 07/25/2026	413	412

Quest Trust
5.410% due 12/25/2035	2,056	2,057
5.770% due 09/25/2034	2,550	2,554
5.980% due 09/25/2034	1,700	1,704

Renaissance Home Equity Loan Trust
5.770% due 08/25/2033	810	813
5.830% due 12/25/2033	6,194	6,250
6.130% due 08/25/2032	3,000	3,017

Residential Asset Mortgage Products, Inc.
4.330% due 11/25/2034	23	23
5.404% due 02/25/2036	5,287	5,292
5.410% due 01/25/2036	2,512	2,514
5.410% due 10/25/2036	24,975	24,971
5.580% due 01/25/2033	3,868	3,876

Residential Asset Securities Corp.
5.390% due 04/25/2036	6,117	6,121
5.404% due 10/25/2036	7,300	7,302
5.430% due 10/25/2035	3,742	3,745
5.570% due 03/25/2034	13	13
5.580% due 07/25/2032	4,274	4,278
5.620% due 06/25/2033	529	529
5.930% due 06/25/2032	325	325
6.155% due 09/25/2031	10,682	10,782

Residential Funding Mortgage Securities II, Inc.
7.850% due 12/25/2024	1,731	1,726
8.350% due 03/25/2025	355	354

Residential Mortgage Loan Trust
6.875% due 09/25/2029	361	362

SACO I, Inc.
5.590% due 06/25/2036	3,474	3,480

Salomon Brothers Mortgage Securities VII
6.230% due 01/25/2032	382	383
6.305% due 10/25/2028	862	863
6.930% due 08/25/2028	1,064	1,063

Saxon Asset Securities Trust
5.382% due 11/25/2036 (c)	10,200	10,202
5.580% due 03/25/2032	2,393	2,396
5.670% due 12/26/2034	5,209	5,224

Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	4,983	4,986

SLM Student Loan Trust
5.455% due 01/25/2013	717	717
5.495% due 01/26/2015	2,578	2,580
5.515% due 04/25/2014	1,299	1,301
6.035% due 07/25/2016	17,907	18,014

SMS Student Loan Trust
5.495% due 10/27/2025	514	514

Soundview Home Equity Loan Trust
5.440% due 11/25/2035	8,187	8,194
5.640% due 05/25/2030	1,542	1,543

Specialty Underwriting & Residential Finance
5.440% due 12/25/2035	67	67
5.670% due 01/25/2034	289	289

Structured Asset Investment Loan Trust
5.410% due 01/25/2036	5,193	5,197

Structured Asset Securities Corp.
5.450% due 02/25/2036	3,000	3,002
5.460% due 12/25/2035	4,576	4,579
5.530% due 10/25/2034	76	76
5.614% due 01/25/2033	17	17

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.730% due 05/25/2034	$2,900	$2,905
6.380% due 01/25/2033	1,783	1,797

Terwin Mortgage Trust
5.510% due 07/25/2036	2,518	2,521

Triton Aviation Finance
8.330% due 06/15/2025 (a)	4,500	0

UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,085

Vanderbilt Mortgage Finance
7.905% due 02/07/2026	138	146

Wells Fargo Home Equity Trust
5.440% due 11/25/2035	27,674	27,690
5.570% due 10/25/2035	50,000	50,086
5.580% due 12/25/2035	18,500	18,549

Total Asset-Backed Securities (Cost $1,044,722)		980,369

SHORT-TERM INSTRUMENTS 22.6%

CERTIFICATES OF DEPOSIT 2.3%
Citibank New York N.A.
5.335% due 12/20/2006	20,000	19,762
5.350% due 11/21/2006	100,000	100,000

Unicredito Italiano SpA
5.355% due 11/20/2006	88,100	88,100
5.360% due 11/27/2006	100,000	100,000

		307,862

COMMERCIAL PAPERS 16.4%
Abbey National N.A. LLC
5.260% due 10/05/2006	278,400	278,278

ABN AMRO N.A. Finance
5.240% due 01/12/2007	38,600	38,012

ANZ (Delaware), Inc.
5.250% due 12/12/2006	58,900	58,266

ANZ National International Ltd.
5.265% due 12/04/2006	56,600	56,057
5.275% due 11/16/2006	37,400	37,153

Bank of Ireland
5.240% due 11/29/2006	4,500	4,462
5.255% due 12/12/2006	18,700	18,499
5.275% due 11/22/2006	78,700	78,112

CBA (de) Finance
5.240% due 10/30/2006	43,500	43,323
5.255% due 12/19/2006	35,000	34,588
5.260% due 11/30/2006	24,000	23,793
5.260% due 12/08/2006	18,400	18,213

Citigroup Funding, Inc.
5.255% due 11/28/2006	100,000	99,168
5.265% due 11/17/2006	150,000	148,991

Fannie Mae
5.158% due 11/08/2006	13,200	13,130

Federal Home Loan Bank
5.145% due 10/27/2006	17,700	17,637

General Electric Capital Corp.
5.270% due 11/15/2006	15,900	15,798

HBOS Treasury Services PLC
5.270% due 11/21/2006	50,000	49,634
5.275% due 11/27/2006	15,400	15,274

ING U.S. Funding LLC
5.240% due 10/31/2006	14,800	14,737

IXIS Commercial Paper Corp.
5.270% due 12/20/2006	16,300	16,106

KFW International Finance
5.230% due 10/05/2006	195,000	194,915

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lloyds TSB Bank PLC
5.250% due 10/16/2006	$60,200	$60,077
5.250% due 10/26/2006	43,600	43,447

Rabobank USA Financial Corp.
5.360% due 10/02/2006	63,500	63,500

Sanofi Aventis
5.250% due 11/17/2006	35,000	34,770

Santander Finance
5.260% due 12/14/2006	9,900	9,791
5.285% due 11/14/2006	107,600	106,921

Societe Generale N.A.
5.220% due 01/08/2007	1,770	1,744

Spintab AB
5.230% due 11/13/2006	9,600	9,541

Stadshypoket Delaware, Inc.
5.280% due 10/13/2006	25,000	24,960
5.360% due 10/30/2006	30,000	29,875

Svenska Handelsbanken, Inc.
5.245% due 11/15/2006	7,000	6,955

Swedbank
5.260% due 10/27/2006	54,750	54,550

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	122,300	122,300

Toyota Motor Credit Corp.
5.220% due 10/26/2006	500	498

UBS Finance Delaware LLC
5.250% due 11/16/2006	5,100	5,067
5.255% due 10/02/2006	13,100	13,100
5.340% due 10/02/2006	184,500	184,500

Westpac Capital Corp.
5.265% due 11/22/2006	100,000	99,254

		2,144,996

REPURCHASE AGREEMENTS 3.8%
Lehman Brothers, Inc.
5.050% due 10/02/2006	102,000	102,000
(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $104,024. Repurchase proceeds are $102,043.)

UBS Warburg LLC
5.070% due 10/02/2006	400,000	400,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $317,332 and U.S. Treasury Strips 0.000% due 02/15/2027 - 11/15/2027 valued at $92,868. Repurchase proceeds are $400,169.)

		502,000

U.S. TREASURY BILLS 0.1%
4.856% due 11/30/2006 - 12/14/2006 (e)(g)(j)	14,200	14,057

Total Short-Term Instruments (Cost $2,969,266)		2,968,915

PURCHASED OPTIONS (l) 0.0%
(Cost $4,727)		6,792

Total Investments (i) 153.9% (Cost $20,211,913)		$20,199,223

Written Options (m) (0.0%) (Premiums $5,050)		(7,850)

Other Assets and Liabilities (Net) (53.9%)		(7,073,100)

Net Assets 100.0%		$13,118,273

62	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Principal only security.
(e)	Coupon represents a weighted average rate.
(f)	Principal amount of security is adjusted for inflation.
(g)	Securities with an aggregate market value of $2,472 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(h)	Securities with an aggregate market value of $313,963 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2006.
(i)	As of September 30, 2006, portfolio securities with an aggregate value of $164,528 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(j)	Securities with an aggregate market value of $9,854 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	710	$(216)
90-Day Eurodollar June Futures	Long	06/2007	11,888	9,182
90-Day Eurodollar June Futures	Short	06/2008	7,753	(9,870)
90-Day Eurodollar March Futures	Long	03/2007	2,931	2,554
U.S. Treasury 10-Year Note December Futures	Short	12/2006	1,963	(1,830)

				$(180)

(k)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Buckingham CDO Ltd. 6.921% due 04/05/2041	Buy	(1.250%	)	04/05/2041	$2,000	$0
Bank of America	ABS Home Equity Index	Buy	(2.670%	)	07/25/2045	8,000	(257)
Bank of America	ABS Home Equity Index	Buy	(0.540%	)	07/25/2045	25,000	(44)
Bank of America	ABS Home Equity Index	Sell	1.540%		07/25/2045	17,500	167
Bank of America	ABS Home Equity Index	Sell	1.330%		05/25/2046	3,000	(7)
Barclays Bank PLC	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 02/25/2034	Buy	(0.490%	)	02/25/2034	4,000	(4)
Barclays Bank PLC	Specialty Underwriting & Residential Finance Trust floating rate based on 1-month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%	)	02/25/2035	4,000	(5)
Barclays Bank PLC	Structured Asset Investment Loan Trust floating rate based on 1-month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%	)	02/25/2035	4,000	(5)
Barclays Bank PLC	First Franklin Mortgage Loan Asset-Backed Certificates 6.680% due 03/25/2036	Buy	(0.870%	)	03/25/2036	5,000	56
Barclays Bank PLC	ABS Home Equity Index	Buy	(1.540%	)	07/25/2045	25,000	20
Barclays Bank PLC	ABS Home Equity Index	Buy	(1.330%	)	05/25/2046	13,000	117
Barclays Bank PLC	Camber 6.838% due 07/12/2043	Buy	(1.400%	)	06/28/2046	2,000	(15)
Bear Stearns & Co., Inc.	Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%	)	11/12/2037	4,000	(71)
Bear Stearns & Co., Inc.	KLIO Funding Corp. floating rate based on 1-month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%	)	04/23/2039	4,000	(84)
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%	)	03/08/2040	1,000	(21)
Bear Stearns & Co., Inc.	LB-UBS Commercial Mortgage Trust 5.404% due 09/15/2040	Buy	(1.170%	)	09/15/2040	4,000	(104)
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(1.540%	)	07/25/2045	25,000	(60)
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(0.540%	)	07/25/2045	10,000	(18)
Bear Stearns & Co., Inc.	ABS Home Equity Index	Sell	2.670%		07/25/2045	3,000	20
Bear Stearns & Co., Inc.	Lancer Funding Ltd. 8.736% due 04/06/2046	Buy	(2.900%	)	04/06/2046	7,500	(34)
Citibank N.A.	ABS Home Equity Index	Buy	(1.540%	)	07/25/2045	5,000	(7)
Citibank N.A.	ABS Home Equity Index	Buy	(0.540%	)	07/25/2045	25,000	34
Citibank N.A.	ABS Home Equity Index	Sell	1.540%		07/25/2045	4,000	12
Citibank N.A.	ABS Home Equity Index	Sell	2.670%		07/25/2045	20,000	(17)
Credit Suisse First Boston	ABS Home Equity Index	Sell	2.670%		07/25/2045	10,000	(8)
Deutsche Bank AG	Morgan Stanley 6.380% due 07/25/2036	Buy	(1.100%	)	07/25/2036	5,000	(42)
Deutsche Bank AG	ABS Home Equity Index	Sell	1.540%		07/25/2045	25,000	60
Deutsche Bank AG	Commercial Mortgage-Backed Index	Sell	1.340%		10/12/2052	8,000	11
Goldman Sachs & Co.	Novastar Home Equity Loan floating rate based on 1-month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(2.200%	)	09/25/2034	10,000	(44)
Goldman Sachs & Co.	Home Equity Asset Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 12/25/2034	Buy	(2.200%	)	12/25/2034	10,000	454

See Accompanying Notes	Semiannual Report	September 30, 2006	63

Schedule of Investments  Mortgage Portfolio  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Vertical CDO Ltd. 6.841% due 04/01/2045	Buy	(1.325%	)	04/01/2045	$2,000	$0
Goldman Sachs & Co.	ABS Home Equity Index	Buy	(2.670%	)	07/25/2045	5,000	(43)
Goldman Sachs & Co.	ABS Home Equity Index	Buy	(1.540%	)	07/25/2045	12,500	(61)
Goldman Sachs & Co.	ABS Home Equity Index	Sell	0.540%		07/25/2045	50,000	(5)
Goldman Sachs & Co.	ABS Home Equity Index	Sell	0.110%		05/25/2046	7,000	0
Goldman Sachs & Co.	ABS Home Equity Index	Sell	0.170%		05/25/2046	7,000	3
Goldman Sachs & Co.	ABS Home Equity Index	Sell	1.330%		05/25/2046	46,500	28
JPMorgan Chase & Co.	Encore Credit Receivables Trust 6.680% due 10/25/2035	Buy	(1.500%	)	10/25/2035	3,000	(5)
JPMorgan Chase & Co.	ABS Home Equity Index	Buy	(1.540%	)	07/25/2045	25,000	61
JPMorgan Chase & Co.	ABS Home Equity Index	Sell	2.670%		07/25/2045	5,000	60
JPMorgan Chase & Co.	ABS Home Equity Index	Buy	(1.330%	)	05/25/2046	17,000	106
JPMorgan Chase & Co.	ABS Home Equity Index	Sell	0.110%		05/25/2046	3,000	1
Lehman Brothers, Inc.	Encore Credit Receivables Trust floating rate based on 1-month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%		10/25/2035	3,000	14
Lehman Brothers, Inc.	Securitized Asset Backed Receivables LLC Trust 6.730% due 10/25/2035	Buy	(0.940%	)	10/25/2035	10,000	(5)
Lehman Brothers, Inc.	Residential Asset Securities Corp. 6.530% due 04/25/2036	Buy	(1.090%	)	04/25/2036	5,000	(3)
Lehman Brothers, Inc.	Altius Funding Ltd. 6.830% due 12/05/2040	Buy	(1.450%	)	12/05/2040	7,000	(34)
Lehman Brothers, Inc.	Altius Funding Ltd. 8.080% due 12/05/2040	Buy	(3.250%	)	12/05/2040	7,000	(63)
Lehman Brothers, Inc.	ABS Home Equity Index	Buy	(0.540%	)	07/25/2045	10,000	(14)
Lehman Brothers, Inc.	GSC ABS CDO Ltd. 7.152% due 11/12/2045	Buy	(1.400%	)	11/12/2045	9,000	(33)
Lehman Brothers, Inc.	Vertical CDO Ltd. 8.790% due 02/09/2046	Buy	(3.200%	)	02/09/2046	2,500	(12)
Lehman Brothers, Inc.	Citius Funding Ltd. 6.700% due 05/05/2046	Buy	(1.440%	)	05/05/2046	12,000	(51)
Lehman Brothers, Inc.	RFC CDO Ltd. 8.405% due 07/15/2051	Buy	(3.100%	)	07/15/2051	5,000	(88)
Merrill Lynch & Co., Inc.	JPMorgan Chase & Co. 7.680% due 05/25/2035	Buy	(1.880%	)	05/25/2035	5,000	50
Merrill Lynch & Co., Inc.	Residential Asset Mortgage Products Inc. 7.780% due 02/25/2036	Buy	(2.370%	)	02/25/2036	5,000	23
Merrill Lynch & Co., Inc.	First Franklin Mortgage Loan Asset-Backed Certificates 8.130% due 03/25/2036	Buy	(1.900%	)	03/25/2036	5,000	(90)
Merrill Lynch & Co., Inc.	Soundview Home Equity Loan Trust 6.424% due 07/25/2036	Buy	(1.050%	)	07/25/2036	5,000	11
Merrill Lynch & Co., Inc.	Altius Funding Ltd. 6.790% due 12/09/2040	Buy	(1.230%	)	12/09/2040	3,000	(3)
Merrill Lynch & Co., Inc.	ABS Home Equity Index	Sell	1.540%		07/25/2045	25,000	119
Merrill Lynch & Co., Inc.	Bering CDP Ltd. 8.673% due 09/07/2046	Buy	(3.270%	)	09/07/2046	2,500	6
Morgan Stanley	Morgan Stanley ABS Capital I floating rate based on 1-month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%	)	12/27/2033	4,000	(6)
Morgan Stanley	ABS Home Equity Index	Sell	1.540%		07/25/2045	25,000	146
Royal Bank of Scotland Group PLC	Home Equity Asset Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 12/25/2034	Buy	(1.500%	)	08/25/2036	5,000	24
Royal Bank of Scotland Group PLC	ABS Home Equity Index	Buy	(2.670%	)	07/25/2045	10,000	21
Royal Bank of Scotland Group PLC	ABS Home Equity Index	Buy	(1.330%	)	05/25/2046	19,500	128
UBS AG	Long Beach Mortgage Loan Trust floating rate based on	Buy	(1.270%	)	02/25/2036	5,000	3
UBS AG	CS First Boston Mortgage Securities Corp. 5.250% due 07/15/2037	Buy	(1.080%	)	07/15/2037	10,000	7
UBS AG	Merrill Lynch Mortgage Trust 5.355% due 06/12/2043	Buy	(1.080%	)	06/12/2043	10,000	(38)
UBS AG	ABS Home Equity Index	Buy	(2.670%	)	07/25/2045	23,000	(29)
UBS AG	ABS Home Equity Index	Buy	(1.540%	)	07/25/2045	3,000	(20)

							$312

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Receive	5.000%		12/15/2014	$6,800	$262
Bank of America	3-month USD-LIBOR	Receive	5.000%		12/20/2016	2,800	(83)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%		12/20/2011	75,800	1,233
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%		12/20/2013	4,000	82
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%		12/20/2016	112,400	(3,334)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%		12/20/2011	76,700	1,229
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.150% interest rate cap	Receive	Premium Amount of $2,211		10/01/2011	39,000	(1,935)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%		12/20/2013	5,700	119
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%		12/20/2016	5,900	(175)
UBS AG	3-month USD-LIBOR	Pay	5.000%		12/20/2008	11,500	62

							$(2,540)

64	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

(l)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	$192,000	$291	$301
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	9,000	46	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007	924,000	4,029	6,381
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	4.730%	02/01/2007	105,500	361	110

							$4,727	$6,792

(m)	Written options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	$82,600	$299	$559
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	4,000	46	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	420,000	4,333	7,169
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	45,400	372	122

							$5,050	$7,850

(n)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2036	$1,390,500	$1,366,769	$1,370,077
Government National Mortgage Association	6.000%	10/01/2036	177,000	179,434	179,157

				$1,546,203	$1,549,234

See Accompanying Notes	Semiannual Report	September 30, 2006	65

Schedule of Investments  Municipal Sector Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 84.1%

ARKANSAS 1.1%
University of Central Arkansas Revenue Notes, (FGIC Insured), Series 2004
5.000% due 11/01/2010	$410	$427
5.000% due 11/01/2011	840	870
5.000% due 11/01/2012	880	911
5.000% due 11/01/2013	925	958

		3,166

CALIFORNIA 7.0%
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,250

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 10/01/2033	1,800	1,895

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	3,500	3,855

Norco, California Redevelopment Agency Tax Allocation Bonds, (RADIAN Insured), Series 2004
5.000% due 03/01/2032	1,000	1,026

Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.250% due 02/01/2030	900	961

Southern California State Public Power Authority Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	6,061

		19,048

COLORADO 1.5%
Colorado State Certificate of Participation Bonds, (MBIA Insured), Series 2005
15.030% due 11/01/2030	800	1,211

Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,452

El Paso County, Colorado Single-Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,411

		4,074

FLORIDA 2.1%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2014	7,000	5,101

Reedy Creek, Florida Improvement District Revenue Bonds, (MBIA Insured), Series 2003
5.250% due 10/01/2013	500	547

		5,648

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
IDAHO 0.4%
Idaho State Health Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 09/01/2035	$1,000	$1,032

ILLINOIS 4.9%
Boone & Winnebago Counties, Illinois Community Unit General Obligation Notes, (FGIC Insured), Series 2003
0.000% due 01/01/2012	1,120	914

Boone, McHenry & Dekalb Counties, Illinois Community Unit General Obligation Bonds, (MBIA Insured), Series 2005
4.488% due 12/01/2020	1,245	1,397

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	769

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2023 (b)	5,965	5,306

Illinois State Development Finance Authority Revenue Bonds, Series 1991
0.000% due 07/15/2025	10,000	4,296

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	833

		13,515

INDIANA 4.6%
Indiana State Ball State University Revenue Bonds, (FSA Insured), Series 2004
5.500% due 07/01/2020	475	550

Indiana State Bond Bank Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2025	2,000	2,087

Indiana State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 07/01/2030	1,475	1,546

Indiana State Fairfield School Building Corporations Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2024	2,850	3,003

Lawrence, Indiana Township School Building Corporations Revenue Notes, (FSA State Aid Withholding Insured), Series 2004
5.000% due 01/15/2011	735	775
5.000% due 01/15/2012	425	453
5.000% due 01/15/2013	450	483

Merrillville, Indiana Multi-School Building Corporations Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/05/2021	2,000	2,081

Southmont, Indiana School Building Corporations Revenue Notes, (FGIC Insured), Series 2004
5.250% due 01/15/2011	445	474
5.250% due 01/15/2012	540	581
5.250% due 07/15/2012	475	514

		12,547

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
IOWA 0.2%
Iowa City, Iowa General Obligation Bonds, Series 2002
5.000% due 06/01/2020	$500	$530

KANSAS 0.3%
Sedgwick County, Kansas Unified School District No. 259 General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 09/01/2012	750	805

LOUISIANA 4.0%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,560	2,705
7.404% due 11/15/2031	7,410	8,181

		10,886

MAINE 0.4%
Maine State Turnpike Authority Revenue Bonds, (FGIC Insured), Series 2000
5.750% due 07/01/2028	1,000	1,086

MASSACHUSETTS 3.4%
Commonwealth of Massachusetts General Obligation Bonds, (AMBAC Insured), Series 2004
5.500% due 08/01/2030	500	599

Commonwealth of Massachusetts General Obligation Bonds, Series 2005
5.000% due 03/01/2025	5,000	5,302

Massachusetts State Bay Transportation Authority Revenue Bonds, (General Obligation Authority Insured), Series 2000
6.000% due 03/01/2028	500	515

Massachusetts State Housing Finance Agency Revenue Bonds, Series 2005
6.000% due 06/01/2034	2,500	2,627

Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	267

		9,310

MICHIGAN 2.9%
Detroit, Michigan Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	200	211

Michigan State Building Authority Revenue Bonds, (MBIA Insured), Series 2004
5.990% due 10/15/2020	4,952	5,794

Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC-GTD Student Loan Insured), Series 2006
8.280% due 03/01/2030	1,700	1,894

		7,899

MINNESOTA 0.2%
Southern Minnesota State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 01/01/2014	500	549

66	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MISSISSIPPI 1.1%
Mississippi State Housing Finance Corporations Revenue Bonds, Series 1983
0.000% due 06/01/2015	$4,180	$2,979

NEVADA 2.9%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2006
7.780% due 11/01/2035	5,000	5,697

Las Vegas, Nevada Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2025	2,085	2,181

		7,878

NEW HAMPSHIRE 0.8%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 07/01/2020	2,000	2,171

NEW JERSEY 5.4%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	2,517

New Jersey State Educational Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2004
5.250% due 07/01/2034	2,000	2,120

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,325	1,413

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	8,000	8,782

		14,832

NEW YORK 9.1%
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
6.260% due 05/15/2029	5,915	6,381

New York City, New York General Obligation Bonds, Series 2005
5.000% due 06/01/2030	6,500	6,811

New York City, New York Municipal Water Finance Authority Revenue Bonds, (MBIA-IBC Insured), Series 2001
5.125% due 06/15/2033	4,090	4,310

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.010% due 06/15/2031	5,000	5,518

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
7.010% due 11/01/2024	1,000	1,152

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.510% due 08/15/2022	750	785

		24,957

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NORTH CAROLINA 1.7%
North Carolina State General Obligation Bonds, Series 2001
6.190% due 09/01/2017	$4,000	$4,591

PENNSYLVANIA 3.0%
Commonwealth of Pennsylvania State General Obligation Notes, (FGIC Insured), Series 2001
6.232% due 12/01/2008	6,750	7,295

Pittsburgh, Pennsylvania Redevelopment Authority Water & Sewer System Revenue Bonds, (FSA Insured), Series 2000
6.190% due 09/01/2021	1,000	1,045

		8,340

PUERTO RICO 0.3%
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	700	759

RHODE ISLAND 1.0%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,891

SOUTH CAROLINA 3.1%
Lexington, South Carolina Health Services District Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,608

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,000	6,890

		8,498

TEXAS 16.1%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.990% due 02/15/2024	750	786

Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2006
9.030% due 05/15/2035	2,000	2,470

Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
5.000% due 02/01/2033	3,000	3,125

Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
4.750% due 08/15/2032	2,000	2,052

El Paso, Texas General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 08/15/2014	750	814

Garland, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.375% due 02/15/2012	100	102

Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.490% due 02/15/2026	750	765

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Houston, Texas Water & Sewer System Revenue Bonds, (AMBAC Insured), Series 1991
0.000% due 12/01/2009	$1,750	$1,556

Lancaster, Texas Independent School District General Obligation Revenue Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	981

Lubbock, Texas Health Facilities Development Revenue Bonds, Series 1998
5.250% due 07/01/2011	575	597

San Antonio, Texas General Obligation Notes, Series 2001
5.000% due 08/01/2010	50	53

San Antonio, Texas Utilities Revenue Bonds, (MBIA Insured), Series 2005
5.990% due 02/01/2030	3,535	3,908

San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2037	3,000	3,051
7.020% due 05/15/2038	6,250	6,673

Sheldon, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2025	2,400	2,507

Socorro, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 08/15/2027	3,540	3,740
5.000% due 08/15/2028	1,545	1,630

Tarrant, Texas Regional Water District Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	5,165

Texas State Capital Area Housing Finance Corporations Revenue Bonds, (FHA/VA Private Mortgage Insured), Series 1984
0.000% due 01/01/2016	6,060	4,138

		44,113

WASHINGTON 4.2%
King County, Washington General Obligation Bonds, (FGIC Insured), Series 2005
9.030% due 01/01/2035	3,410	4,181

Port of Seattle, Washington Revenue Bonds, (MBIA Insured), Series 2000
5.625% due 02/01/2024	1,000	1,055

Washington State General Obligation Bonds, (FGIC Insured), Series 2005
2.472% due 06/01/2016	1,365	1,452

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2012	6,080	4,784

		11,472

WEST VIRGINIA 0.8%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,341

See Accompanying Notes	Semiannual Report	September 30, 2006	67

Schedule of Investments Municipal Sector Portfolio (Cont.)	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WISCONSIN 1.6%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2027	$2,830	$3,031
6.375% due 06/01/2032	250	271

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	35	35

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.600% due 05/01/2011	930	965

		4,302

Total Municipal Bonds & Notes (Cost $217,376)		230,219

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 14.1%

COMMERCIAL PAPER 0.1%
General Electric Capital Corp.
5.250% due 01/17/2007	$300	$295

REPURCHASE AGREEMENTS 13.6%
Lehman Brothers, Inc.
5.050% due 10/02/2006	32,000	32,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $32,635. Repurchase proceeds are $32,013.)

State Street Bank and Trust Co.
4.900% due 10/02/2006	5,242	5,242

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.375% due 11/15/2008 valued at $5,348. Repurchase proceeds are $5,244.)

		37,242

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.4%
4.819% due 11/30/2006 - 12/14/2006 (a)(c)	$990	$980

Total Short-Term Instruments (Cost $38,518)		38,517

Total Investments 98.2% (Cost $255,894)		$268,736

Other Assets and Liabilities (Net) 1.8%		4,898

Net Assets 100.0%		$273,634

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities with an aggregate market value of $980 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note December Futures	Short	12/2006	250	$(140)
U.S. Treasury 10-Year Note December Futures	Short	12/2006	490	(475)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	522	(755)

				$(1,370)

(d)	Swap agreements outstanding on September 30, 2006:

Total Return Swaps
Counterparty	Receive Pay Total Return	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3.940% 30-year Municipal Market Data Index	11/15/2006	$25,000	$514
Lehman Brothers, Inc.	3.940% 30-year Municipal Market Data Index	11/16/2006	25,000	513

				$1,027

68	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Real Return Portfolio	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.1%

BANKING & FINANCE 1.0%
Citigroup, Inc.
5.525% due 01/30/2009	$600	$601

Export-Import Bank of Korea
5.590% due 10/04/2011 (a)	1,300	1,298

General Electric Capital Corp.
5.430% due 12/12/2008	600	601

Rabobank Nederland
5.527% due 01/15/2009	500	500

Travelers Property Casualty Corp.
3.750% due 03/15/2008	800	783

Vita Capital Ltd.
6.830% due 01/01/2007	3,600	3,612

Wachovia Bank N.A.
5.461% due 12/02/2010	2,100	2,103

		9,498

UTILITIES 0.1%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	640	657

Total Corporate Bonds & Notes (Cost $10,174)		10,155

MUNICIPAL BONDS & NOTES 0.4%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,000	1,081

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	255	258

Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	300	323

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	500	560

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	300	307

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	528

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	1,145	1,259

Total Municipal Bonds & Notes (Cost $3,772)		4,316

U.S. GOVERNMENT AGENCIES 8.7%
Fannie Mae
4.681% due 04/01/2035	739	733
4.708% due 01/01/2035	467	461
5.500% due 01/01/2024 - 10/01/2036	76,287	75,179
5.632% due 09/01/2044 - 10/01/2044	468	471
6.000% due 10/01/2036	6,000	6,028
6.892% due 09/01/2018	88	90

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
5.610% due 09/25/2031	$141	$142
5.680% due 12/15/2030	339	340

Government National Mortgage Association
6.500% due 05/15/2026 - 06/15/2028	115	118

Total U.S. Government Agencies (Cost $83,513)		83,562

U.S. TREASURY OBLIGATIONS 110.5%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	81,875	77,612
1.625% due 01/15/2015	4,476	4,259
1.875% due 07/15/2013	97,172	94,685
1.875% due 07/15/2015	77,943	75,495
2.000% due 01/15/2014	38,327	37,606
2.000% due 01/15/2026	66,850	64,134
2.375% due 04/15/2011	14,405	14,425
2.375% due 01/15/2025	79,026	80,323
2.500% due 07/15/2016	55,422	56,548
3.000% due 07/15/2012	47,955	49,770
3.375% due 01/15/2007 (f)	39,304	38,975
3.375% due 01/15/2012	11,461	12,067
3.500% due 01/15/2011	35,133	36,810
3.625% due 01/15/2008	79,926	80,591
3.625% due 04/15/2028	148,441	184,003
3.875% due 01/15/2009	20,115	20,699
3.875% due 04/15/2029	15,969	20,638
4.250% due 01/15/2010	75,186	79,544

U.S. Treasury Bonds
4.500% due 02/15/2036	2,700	2,588
6.625% due 02/15/2027	2,500	3,075

U.S. Treasury Notes
3.625% due 05/15/2013	2,000	1,889
3.875% due 09/15/2010	13,270	12,935
4.500% due 02/28/2011	2,100	2,093
4.500% due 11/15/2015	1,400	1,387
4.875% due 04/30/2011	9,200	9,305
5.125% due 05/15/2016	400	415

Total U.S. Treasury Obligations (Cost $1,070,633)		1,061,871

MORTGAGE-BACKED SECURITIES 0.8%
Bear Stearns Adjustable Rate Mortgage Trust
5.845% due 11/25/2030	642	644

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	174	173

Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 06/25/2035	1,184	1,183

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,613	1,591

Washington Mutual, Inc.
5.590% due 11/25/2045	623	625
5.620% due 10/25/2045	3,832	3,859

Total Mortgage-Backed Securities (Cost $8,058)		8,075

ASSET-BACKED SECURITIES 0.8%
Asset-Backed Funding Certificates
5.440% due 06/25/2035	74	74

Bear Stearns Asset-Backed Securities, Inc.
5.780% due 03/25/2043	191	191

Carrington Mortgage Loan Trust
5.450% due 12/25/2035	582	583

Lehman XS Trust
5.410% due 07/25/2046	1,228	1,215

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Long Beach Mortgage Loan Trust
5.530% due 11/25/2034		$23	$23

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036		1,244	1,246

Merrill Lynch Mortgage Investors, Inc.
5.410% due 01/25/2037		311	311
5.487% due 06/25/2036		1,469	1,469

Option One Mortgage Loan Trust
5.430% due 11/25/2035		599	600

Park Place Securities, Inc.
5.440% due 09/25/2035		34	34

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035		31	31

Residential Asset Securities Corp.
5.400% due 04/25/2036		151	151

Soundview Home Equity Loan Trust
5.400% due 02/25/2036		92	92
5.400% due 03/25/2036		57	57

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,180	1,137
5.430% due 08/25/2035		63	63

Total Asset-Backed Securities (Cost $7,321)			7,277

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	1,384	1,622

Pylon Ltd.
4.833% due 12/18/2008	EUR	3,164	4,026

Total Foreign Currency-Denominated Issues (Cost $5,151)			5,648

SHORT-TERM INSTRUMENTS 14.6%

COMMERCIAL PAPER 3.2%
TotalFinaElf Capital S.A.
5.360% due 10/02/2006		$26,300	26,300

UBS Finance Delaware LLC
5.340% due 10/02/2006		4,600	4,600

			30,900

REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 10/02/2006		5,660	5,660

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $5,778. Repurchase proceeds are $5,662.)

FRANCE TREASURY BILLS 4.4%
2.904% due 10/12/2006- 12/07/2006 (b)	EUR	33,670	42,537

GERMANY TREASURY BILLS 0.3%
3.075% due 01/17/2007		2,100	2,638

NETHERLANDS TREASURY BILLS 5.8%
2.911% due 10/31/2006 (b)		44,180	55,890

U.S. TREASURY BILLS 0.3%
4.811% due 11/30/2006 - 12/14/2006 (b)(d)(f)		$2,655	2,627

Total Short-Term Instruments (Cost $140,412)			140,252

See Accompanying Notes	Semiannual Report	September 30, 2006	69

Schedule of Investments  Real Return Portfolio  (Cont.)

PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (h) 0.0%
(Cost $197)	$307

Total Investments (e) 137.5% (Cost $1,329,231)	$1,321,463

Written Options (i) (0.1%) (Premiums $639)	(924)

Other Assets and Liabilities (Net) (37.4%)	(359,293)

Net Assets 100.0%	$961,247

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $4,026 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $1,765 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	41	$17
90-Day Eurodollar June Futures	Long	06/2007	20	(2)
90-Day Eurodollar March Futures	Long	03/2008	40	20
90-Day Eurodollar September Futures	Long	09/2007	41	8
U.S. Treasury 5-Year Note December Futures	Long	12/2006	1,514	1,029
U.S. Treasury 10-Year Note December Futures	Long	12/2006	291	306
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	369	532

				$1,910

(g)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	$500	$10
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	300	0
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	300	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	300	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	4,300	21
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,000	66
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,000	5

						$108

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR 1,600	$17
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016	4,000	(2)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	1,800	15
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015	1,400	69
JPMorgan Chase & Co.	5-year French CPI Ex Tobacco Daily Reference Index	Receive	2.028%	10/15/2011	3,700	0
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011	6,900	0
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010	1,600	17
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016	2,200	1
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Pay	2.275%	10/15/2016	2,200	0
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP 16,000	85
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036	2,200	57
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016	$5,800	(172)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	7,100	67
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016	7,400	(220)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008	7,500	70
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013	8,300	(171)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	145,100	(4,304)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	7,500	(222)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	42,100	(1,249)

70	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2008	$124,900	$1,169
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016	2,900	(86)
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	100	2
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2008	10,300	96
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009	219,000	732

						$(4,029)

(h)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	$38,000	$167	$304
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	8,000	30	64

							$197	$368

Straddle Options
Description	Counterparty	Exercise Price (1)	Expiration Date	Notional Amount	Cost (1)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	03/20/2007	$17,700	$0	$(55)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	03/20/2007	2,400	0	(6)

					$0	$(61)

(1) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$112.000	11/21/2006	137	$85	$171
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	8	3	6
Put - CBOT U.S. Treasury 30-Year Bond December Futures	106.000	11/21/2006	137	30	2
Put - CBOT U.S. Treasury 30-Year Bond December Futures	108.000	11/21/2006	8	3	1

				$121	$180

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$22,000	$114	$371
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	13,000	148	4
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	9,000	59	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	16,000	163	296
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	4,000	34	72

							$518	$744

(j)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
Treasury Inflation Protected Securities	2.000%	01/15/2016	$45,456	$44,445	$44,648
U.S. Treasury Notes	3.625%	05/15/2013	4,000	3,765	3,843
U.S. Treasury Notes	4.250%	11/15/2013	35,700	34,669	35,526
U.S. Treasury Notes	4.500%	02/15/2016	20,200	19,691	20,127

				$102,570	$104,144

(1) Market value includes $1,002 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	1,583	10/2006	$8	$0	$8
Sell	EUR	72,246	10/2006	272	0	272
Buy	GBP	88	10/2006	0	(1)	(1)
Buy	JPY	3,664,182	11/2006	0	(984)	(984)
Sell		467,628	11/2006	35	0	35

				$315	$(985)	$(670)

See Accompanying Notes	Semiannual Report	September 30, 2006	71

Schedule of Investments  Short-Term Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 19.4%

BANKING & FINANCE 12.5%
CIT Group, Inc.
5.000% due 11/24/2008	$10,700	$10,662
5.555% due 08/15/2008	2,250	2,255
5.608% due 05/23/2008	700	703

Citigroup Global Markets Holdings, Inc.
5.490% due 03/17/2009	7,200	7,211

Citigroup, Inc.
5.408% due 12/26/2008	3,600	3,604
5.516% due 05/02/2008	2,200	2,204

First Union National Bank of Florida
6.180% due 02/15/2036	600	640

Ford Motor Credit Co.
6.340% due 03/21/2007	8,200	8,181

General Electric Capital Corp.
5.430% due 12/12/2008	6,000	6,008
5.490% due 06/15/2009	8,000	8,024

General Motors Acceptance Corp.
6.407% due 01/16/2007	4,450	4,447

Goldman Sachs Group, Inc.
5.467% due 03/30/2007	2,500	2,502
5.479% due 06/23/2009	17,000	17,016
5.591% due 03/02/2010	2,000	2,005
5.830% due 02/26/2008	1,000	1,006
5.841% due 07/23/2009	12,100	12,189

HSBC Finance Corp.
5.300% due 08/15/2007	8,100	8,100
5.440% due 02/28/2007	6,700	6,704
5.696% due 05/10/2010	5,050	5,079
6.538% due 11/13/2007	4,000	4,040

Lehman Brothers Holdings, Inc.
5.599% due 12/23/2010	4,000	4,011

MBNA Europe Funding PLC
5.490% due 09/07/2007	11,300	11,312

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	8,100	8,106

Morgan Stanley
5.640% due 01/12/2007	200	200

Morgan Stanley Warehouse Facilities
5.783% due 10/30/2006 (i)	16,500	16,500

Riggs Capital Trust
8.625% due 12/31/2026	5,500	5,768
8.875% due 03/15/2027	1,100	1,164

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	11,500	11,512

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	4,700	4,721

Wachovia Bank N.A.
5.429% due 03/23/2009	6,200	6,203

		182,077

INDUSTRIALS 3.8%
Comcast Corp.
5.800% due 07/14/2009	900	902

ConocoPhillips
5.510% due 04/11/2007	3,800	3,801

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	10,700	10,704
5.870% due 09/10/2007	12,500	12,530

Hewlett-Packard Co.
5.524% due 05/22/2009	7,700	7,714

Historic TW, Inc.
8.180% due 08/15/2007	3,900	3,991

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HJ Heinz Co.
6.428% due 12/01/2008	$6,800	$6,944

Transocean, Inc.
5.591% due 09/05/2008	8,100	8,105

		54,691

UTILITIES 3.1%
BellSouth Corp.
5.580% due 08/15/2008	3,800	3,803

Dominion Resources, Inc.
3.660% due 11/15/2006	600	599
5.664% due 09/28/2007	5,100	5,103

Entergy Gulf States, Inc.
3.600% due 06/01/2008	8,850	8,583

FirstEnergy Corp.
5.500% due 11/15/2006	222	222

Florida Power Corp.
5.802% due 11/14/2008	3,400	3,407

Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,194

Public Service Enterprise Group, Inc.
5.765% due 09/21/2008	2,600	2,601

Southwestern Public Service Co.
5.125% due 11/01/2006	6,000	5,998

Verizon Global Funding Corp.
5.535% due 08/15/2007	1,100	1,101

Vodafone Group PLC
5.427% due 06/29/2007	7,700	7,701

		45,312

Total Corporate Bonds & Notes (Cost $282,591)		282,080

U.S. GOVERNMENT AGENCIES 9.2%
Fannie Mae
3.000% due 01/25/2025	78	76
3.500% due 02/25/2013 - 01/25/2025	2,696	2,672
4.250% due 04/25/2028	175	172
5.197% due 05/01/2036	5	5
5.208% due 05/01/2036	2,717	2,732
5.450% due 03/25/2034	1,000	1,001
5.500% due 11/01/2008 - 11/25/2035	13,216	13,258
5.569% due 06/01/2032	168	172
5.632% due 03/01/2044	916	921
5.730% due 06/25/2032	39	39
5.741% due 07/01/2029	99	100
5.950% due 02/25/2044	6,454	6,429
6.475% due 11/01/2035	1,872	1,918
6.494% due 09/25/2023 - 10/25/2023	391	404
6.500% due 12/25/2042	540	550
6.599% due 11/01/2025	250	256
6.633% due 12/01/2040	567	579
7.242% due 09/01/2029	517	523
7.405% due 06/01/2030	172	173
7.500% due 05/01/2028	158	164
7.775% due 05/01/2030	29	29
8.000% due 10/01/2026	240	254
9.000% due 04/01/2020 - 01/01/2026	318	344
9.500% due 07/01/2021 - 06/01/2025	229	251

Federal Home Loan Bank
0.000% due 02/05/2007	16,000	15,400

Freddie Mac
2.500% due 04/15/2013	1,723	1,678
3.000% due 05/15/2022	100	97
3.500% due 03/15/2022	1,961	1,922

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.800% due 02/17/2009	$5,000	$4,853
4.000% due 01/15/2021 - 10/15/2023	892	878
4.250% due 04/05/2007	22,000	21,888
4.500% due 11/15/2013 - 08/15/2027	2,671	2,650
4.900% due 11/03/2008	10,700	10,655
5.000% due 08/15/2016 - 02/15/2025	1,333	1,329
5.500% due 08/15/2030	38	38
5.590% due 08/25/2031	1,572	1,580
5.610% due 09/25/2031	1,878	1,879
5.632% due 10/25/2044 - 02/25/2045	603	606
5.637% due 11/01/2031	764	774
5.680% due 12/15/2030	4,751	4,762
5.832% due 07/25/2044	11,929	12,086
6.000% due 10/01/2033	600	604
6.038% due 07/01/2019	19	19
6.250% due 03/15/2028	4,242	4,268
6.479% due 03/01/2030	596	605

Government National Mortgage Association
4.000% due 09/16/2025	600	592
4.500% due 09/20/2029	858	858
4.750% due 07/20/2026	52	52
5.125% due 10/20/2029	3,602	3,626
5.250% due 01/20/2030	48	48
5.375% due 01/20/2027	1,451	1,462
5.680% due 06/20/2032	225	226
5.730% due 06/20/2030 - 02/16/2032	404	406
5.830% due 04/16/2032	240	243
6.000% due 01/15/2032 - 03/20/2032	1,221	1,222
8.500% due 12/20/2026 - 11/20/2027	103	111

Small Business Administration
5.090% due 10/01/2025	3,531	3,500

Total U.S. Government Agencies (Cost $134,616)		133,939

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Notes
3.875% due 09/15/2010	8,160	7,954
5.000% due 07/31/2008	5,000	5,025

Total U.S. Treasury Obligations (Cost $12,967)		12,979

MORTGAGE-BACKED SECURITIES 11.7%
Banc of America Mortgage Securities
5.405% due 10/20/2032	1,273	1,277
6.500% due 09/25/2033	1,408	1,421

Bear Stearns Adjustable Rate Mortgage Trust
4.001% due 11/25/2034	6,473	6,523
4.650% due 01/25/2034	2,214	2,207
4.750% due 10/25/2035	16,760	16,536
4.799% due 01/25/2034	1,479	1,463
5.623% due 02/25/2033	66	66

Countrywide Home Loan Mortgage Pass-Through Trust
5.600% due 05/25/2034	303	303
5.650% due 03/25/2035	23,472	23,544
5.670% due 06/25/2035	8,881	8,873

CS First Boston Mortgage Securities Corp.
5.660% due 03/25/2032	721	721
5.880% due 08/25/2033	864	864
6.500% due 04/25/2033	627	629
6.786% due 11/25/2032	83	84

First Republic Mortgage Loan Trust
5.630% due 08/15/2032	4,170	4,182
5.650% due 06/25/2030	1,399	1,401
5.680% due 11/15/2031	739	745

72	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GGP Mall Properties Trust
5.007% due 11/15/2011	$17	$17

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	8,004	7,967

GSR Mortgage Loan Trust
4.540% due 09/25/2035	4,838	4,774
6.000% due 03/25/2032	104	103

GSRPM Mortgage Loan Trust
5.730% due 11/25/2031	2,084	2,088

Impac CMB Trust
6.230% due 10/25/2033	2,867	2,871

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	8,860	8,856

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,354	2,309

Residential Funding Mortgage Security I
6.500% due 03/25/2032	279	280

Sequoia Mortgage Trust
5.640% due 11/20/2033	311	311
5.680% due 07/20/2033	5,903	5,953
5.710% due 10/20/2027	1,233	1,235

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	3,228	3,232
5.660% due 09/19/2032	2,023	2,026
5.680% due 03/19/2034	1,889	1,892

Structured Asset Securities Corp.
5.450% due 03/25/2033	4,434	4,310
6.721% due 05/25/2032	430	433

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	8,100	8,106

Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	620	617
6.431% due 02/25/2031	102	102
6.778% due 02/25/2033	542	544

Washington Mutual, Inc.
5.106% due 10/25/2032	452	449
5.590% due 09/25/2046	797	797
5.600% due 12/25/2027	5,382	5,384
5.620% due 10/25/2045	6,190	6,234
5.640% due 01/25/2045	18,286	18,409
5.677% due 08/25/2046	8,005	8,005
5.963% due 06/25/2042	2,323	2,329

Total Mortgage-Backed Securities (Cost $170,852)		170,472

ASSET-BACKED SECURITIES 9.3%
ACE Securities Corp.
5.440% due 10/25/2035	5,073	5,077

AFC Home Equity Loan Trust
6.040% due 12/22/2027	69	69

Ameriquest Mortgage Securities, Inc.
5.440% due 10/25/2035	78	79

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	56	56
5.680% due 10/25/2031	837	838

Asset-Backed Funding Certificates
5.440% due 06/25/2035	242	243
5.680% due 06/25/2034	2,029	2,032

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 10/25/2032	672	673
5.660% due 01/25/2036	2,805	2,808
5.780% due 03/25/2043	1,639	1,644

Centex Home Equity
5.570% due 03/25/2030	3,574	3,580

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	$167	$167

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	7,387	7,392
5.380% due 01/25/2037	7,723	7,728
5.409% due 07/25/2036	1,600	1,600
5.416% due 07/25/2036	4,800	4,804
5.430% due 01/25/2036	678	679
5.430% due 10/25/2036	7,800	7,796
5.450% due 11/25/2035	11	11
5.700% due 05/25/2032	153	154

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032	353	353

Equity One Asset-Backed Securities, Inc.
5.630% due 04/25/2034	1,063	1,068

First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 05/25/2036	683	684
6.052% due 03/25/2034	105	105

First NLC Trust
5.450% due 02/25/2036	697	697

Fremont Home Loan Trust
5.412% due 02/27/2037	1,100	1,100
5.420% due 01/25/2036	415	415

GSAMP Trust
5.390% due 04/25/2036	655	656
5.394% due 09/25/2036	2,200	2,200
5.440% due 09/25/2035	578	578

GSR Mortgage Loan Trust
5.430% due 11/25/2030	613	614

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	2,709	2,719

Home Equity Asset Trust
5.630% due 11/25/2032	8	8

Indymac Residential Asset-Backed Trust
5.370% due 08/25/2036	1,076	1,077
5.430% due 03/25/2036	530	530

Irwin Home Equity
5.870% due 07/25/2032	803	804

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	2,733	2,734

Long Beach Mortgage Loan Trust
5.390% due 04/25/2036	623	623
5.610% due 10/25/2034	5,758	5,766
5.680% due 03/25/2032	95	97

Merrill Lynch Mortgage Investors, Inc.
5.406% due 09/25/2037	6,900	6,905

Morgan Stanley ABS Capital I
5.370% due 07/25/2036	4,953	4,956

Morgan Stanley Capital I
5.660% due 07/25/2032	30	31

New Century Home Equity Loan Trust
5.400% due 08/25/2036	1,145	1,146
5.440% due 09/25/2035	632	632
5.450% due 10/25/2035	384	384

Option One Mortgage Loan Trust
5.430% due 11/25/2035	2,904	2,906

Park Place Securities, Inc.
5.440% due 09/25/2035	1,079	1,080
5.490% due 09/25/2035	490	490

Quest Trust
5.410% due 12/25/2035	1,869	1,870

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Renaissance Home Equity Loan Trust
5.680% due 08/25/2032	$115	$115
5.770% due 08/25/2033	726	728
5.830% due 12/25/2033	2,087	2,106

Residential Asset Mortgage Products, Inc.
5.430% due 05/25/2035	832	833
5.440% due 05/25/2025	2,385	2,387

Residential Asset Securities Corp.
5.400% due 07/25/2036	6,482	6,486
5.404% due 10/25/2036	1,400	1,401

SACO I, Inc.
5.440% due 11/25/2020	320	321

Salomon Brothers Mortgage Securities VII
5.630% due 03/25/2032	768	770

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	4,900	4,901
5.600% due 01/25/2032	159	159

SBI Heloc Trust
5.494% due 08/25/2036	700	700

Soundview Home Equity Loan Trust
5.370% due 11/25/2036	2,828	2,830
5.440% due 11/25/2035	5,389	5,393

Specialty Underwriting & Residential Finance
5.670% due 01/25/2034	50	50

Structured Asset Securities Corp.
5.614% due 01/25/2033	801	807

Wells Fargo Home Equity Trust
5.440% due 11/25/2035	7,553	7,557
5.570% due 10/25/2035	7,200	7,212

WMC Mortgage Loan Pass-Through Certificates
6.010% due 05/15/2030	300	300

Total Asset-Backed Securities (Cost $135,599)		135,714

SHORT-TERM INSTRUMENTS 51.2%

CERTIFICATES OF DEPOSIT 2.1%
Citibank New York N.A.
5.460% due 10/27/2006	30,000	30,000

COMMERCIAL PAPER 47.2%
Abbey National N.A. LLC
5.240% due 10/26/2006	1,400	1,395

ANZ (Delaware), Inc.
5.340% due 10/26/2006	6,300	6,278

ASB Bank Ltd.
5.370% due 10/19/2006	44,700	44,587
5.375% due 10/26/2006	300	299

Bank of America Corp.
5.250% due 01/12/2007	1,500	1,477
5.268% due 11/20/2006	44,900	44,578

Bank of Ireland
5.365% due 10/26/2006	15,100	15,046
5.372% due 10/27/2006	30,000	29,888

Barclays U.S. Funding Corp.
5.230% due 12/27/2006	4,400	4,343
5.235% due 12/22/2006	41,900	41,388

BNP Paribas Finance
5.240% due 01/19/2007	1,600	1,574
5.267% due 11/27/2006	44,800	44,433

Danske Corp.
5.255% due 01/18/2007	5,100	5,018
5.355% due 10/26/2006	5,000	4,982
5.370% due 10/30/2006	2,000	1,992

See Accompanying Notes	Semiannual Report	September 30, 2006	73

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dexia Delaware LLC
5.250% due 12/20/2006	$41,900	$41,401

DnB NORBank ASA
5.365% due 10/17/2006	3,900	3,891

Fortis Funding LLC
5.240% due 10/25/2006	41,900	41,760

HBOS Treasury Services PLC
5.230% due 12/27/2006	42,000	41,457

ING U.S. Funding LLC
5.340% due 10/16/2006	44,700	44,607

Santander Finance
5.375% due 10/27/2006	45,000	44,832

Societe Generale N.A.
5.265% due 12/21/2006	44,800	44,260
5.380% due 10/12/2006	2,400	2,396

Spintab AB
5.270% due 11/17/2006	41,400	41,121
5.365% due 10/25/2006	7,700	7,674

Stadshypoket Delaware, Inc.
5.360% due 10/30/2006	3,600	3,585
5.365% due 10/25/2006	1,900	1,893

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TotalFinaElf Capital S.A.
5.360% due 10/02/2006	$26,300	$26,300

UBS Finance Delaware LLC
5.245% due 01/08/2007	1,700	1,675
5.260% due 12/01/2006	44,800	44,389

Westpac Capital Corp.
5.270% due 11/21/2006	3,700	3,673
5.345% due 10/24/2006	20,900	20,832

Westpac Trust Securities NZ Ltd.
5.380% due 10/27/2006	25,000	24,906

		687,930

REPURCHASE AGREEMENTS 1.0%
Lehman Brothers, Inc.
5.050% due 10/02/2006	14,000	14,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 6.875% due 08/15/2025 valued at $14,325. Repurchase proceeds are $14,006.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.900% due 10/02/2006	$5,508	$5,508

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $5,619. Repurchase proceeds are $5,510.)

U.S. TREASURY BILLS 0.5%
4.769% due 11/30/2006 - 12/14/2006 (b)(c)(e)	7,810	7,726

Total Short-Term Instruments (Cost $745,267)		745,164

PURCHASED OPTIONS (g) 0.3%
(Cost $2,494)		3,931

Total Investments (d) 102.0% (Cost $1,484,386)		$1,484,279

Written Options (h) (0.3%) (Premiums $2,592)		(4,083)

Other Assets and Liabilities (Net) (1.7%)		(24,327)

Net Assets 100.0%		$1,455,869

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $2,722 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $55,799 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $5,004 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	842	$326
90-Day Eurodollar June Futures	Long	06/2008	806	190
90-Day Eurodollar March Futures	Long	03/2008	806	235
90-Day Eurodollar September Futures	Long	09/2007	36	54
90-Day Eurodollar September Futures	Long	09/2008	806	167
U.S. Treasury 10-Year Note December Futures	Short	12/2006	437	(380)

				$592

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	$8,100	$20
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,000	66
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	700	11

						$97

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008	$53,000	$496
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	19,800	(587)
UBS AG	3-month USD-LIBOR	Pay	4.000%	06/21/2007	177,700	(324)
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2008	20,000	187

						$(228)

74	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	650	$6	$4

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	$20,500	$105	$0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	07/09/2007	96,700	479	1,141
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006	115,300	502	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007	74,100	249	385
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007	158,800	716	1,856
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007	60,000	248	248
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	35,500	189	297

							$2,488	$3,927

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 108.000	11/21/2006	140	$26	$96
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	140	50	2

				$76	$98

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	$9,000	$107	$0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.620%	07/09/2007	31,700	478	1,098
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	49,600	495	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	32,200	254	447
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	68,600	720	1,861
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007	25,800	270	270
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	15,500	192	309

							$2,516	$3,985

(i)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley Warehouse Facilities	5.783%	10/30/2006	06/28/2004	$16,500	$16,500	1.13%

(j)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
U.S. Treasury Notes	4.250%	08/15/2015	$37,700	$36,313	$36,964
U.S. Treasury Notes	5.500%	05/15/2009	2,850	2,906	2,976

				$39,219	$39,940

(1) Market value includes $343 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2006	75

Schedule of Investments  Short-Term Portfolio II

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 14.0%

BANKING & FINANCE 7.7%
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)	$1,000	$1,005

Citigroup Global Markets Holdings, Inc.
5.490% due 03/17/2009	1,300	1,302

Citigroup, Inc.
5.408% due 12/26/2008	1,400	1,402
5.516% due 05/02/2008	1,000	1,002

Ford Motor Credit Co.
6.194% due 09/28/2007	700	694
6.340% due 03/21/2007	4,600	4,589
7.875% due 06/15/2010	150	146

General Electric Capital Corp.
5.506% due 05/10/2010	1,800	1,802

Goldman Sachs Group, Inc.
5.479% due 06/23/2009	7,100	7,107

HSBC Finance Corp.
5.520% due 09/15/2008	1,000	1,003

Lehman Brothers Holdings, Inc.
5.599% due 12/23/2010	1,500	1,504

MBNA Europe Funding PLC
5.490% due 09/07/2007	3,600	3,604

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	2,200	2,202

Mirage Resorts, Inc.
6.750% due 08/01/2007	1,500	1,515

Morgan Stanley
5.550% due 02/09/2009	1,200	1,202

National Australia Bank Ltd.
5.430% due 09/11/2009	2,700	2,702

Riggs Capital Trust
8.625% due 12/31/2026	2,290	2,402

Royal Bank of Scotland PLC
5.520% due 04/11/2008	1,200	1,201

Santander U.S. Debt S.A. Unipersonal
5.450% due 09/19/2008	2,200	2,203

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	1,600	1,607

Wachovia Bank N.A.
5.429% due 03/23/2009	2,500	2,501

		42,695

INDUSTRIALS 4.0%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	1,000	1,005

CSC Holdings, Inc.
7.250% due 07/15/2008	1,500	1,523
7.875% due 12/15/2007	300	305

ConocoPhillips
5.510% due 04/11/2007	1,600	1,600

EchoStar DBS Corp.
5.750% due 10/01/2008	1,100	1,093

Enterprise Products Operating LP
4.000% due 10/15/2007	1,300	1,281

Historic TW, Inc.
8.180% due 08/15/2007	1,500	1,535

HJ Heinz Co.
6.428% due 12/01/2008	2,100	2,144

Host Marriott LP
9.500% due 01/15/2007	5,000	5,069

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JC Penney Corp., Inc.
6.500% due 12/15/2007	$2,000	$2,021

Southern Natural Gas Co.
6.125% due 09/15/2008	1,100	1,106
6.700% due 10/01/2007	1,000	1,010

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,100	1,112

Williams Cos., Inc.
6.375% due 10/01/2010	1,050	1,050

Xerox Corp.
6.750% due 02/01/2017	200	204

		22,058

UTILITIES 2.3%
AT&T, Inc.
5.612% due 11/14/2008	300	301

BellSouth Corp.
5.580% due 08/15/2008	1,200	1,201

CMS Energy Corp.
8.900% due 07/15/2008	950	1,000

Dominion Resources, Inc.
5.664% due 09/28/2007	1,700	1,701

Entergy Gulf States, Inc.
3.600% due 06/01/2008	4,400	4,267

Florida Power Corp.
5.802% due 11/14/2008	700	702

Ohio Edison Co.
4.000% due 05/01/2008	40	39

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,100	1,107

Verizon Global Funding Corp.
5.535% due 08/15/2007	2,500	2,502

		12,820

Total Corporate Bonds & Notes (Cost $77,663)		77,573

U.S. GOVERNMENT AGENCIES 9.1%
Fannie Mae
3.500% due 04/25/2017	1,374	1,366
4.500% due 09/25/2012	2,102	2,085
4.875% due 07/01/2017	17	17
4.889% due 01/01/2018	74	74
5.017% due 11/01/2018	15	16
5.134% due 02/01/2024	8	8
5.161% due 06/01/2024	8	8
5.340% due 11/01/2017 - 11/01/2018	59	59
5.450% due 03/25/2034	5,087	5,094
5.500% due 07/01/2017 - 11/01/2017	1,940	1,945
5.632% due 03/01/2044	2,988	3,005
5.680% due 09/25/2042	961	966
5.730% due 12/01/2017	7	7
5.765% due 01/01/2033	119	121
5.794% due 09/17/2027	19	19
5.832% due 10/01/2040	40	40
5.844% due 02/25/2022 - 07/18/2027	17	17
5.944% due 08/25/2022	3	3
5.950% due 02/25/2044	2,408	2,399
5.994% due 12/25/2022	2	2
6.044% due 09/25/2022	2	2
6.194% due 02/25/2023	1	1
6.344% due 08/25/2022	1	1
6.475% due 11/01/2035	2,660	2,725
6.494% due 09/25/2023	214	221
6.499% due 09/01/2031	1,858	1,890
7.375% due 09/01/2031	103	104

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
3.000% due 10/10/2008	$3,000	$2,887
3.250% due 07/10/2013	200	191
3.500% due 05/20/2008	540	528
4.000% due 02/18/2009	5,000	4,889

Freddie Mac
3.300% due 12/30/2008	4,000	3,839
4.250% due 04/05/2007	7,425	7,387
4.500% due 08/15/2027	1,664	1,653
5.000% due 05/15/2021	182	182
5.317% due 11/01/2018	46	46
5.340% due 06/01/2017 - 09/01/2017	39	39
5.353% due 02/01/2036	27	27
5.375% due 06/01/2018	100	100
5.500% due 11/01/2016 - 08/15/2030	224	224
5.832% due 07/25/2044	5,755	5,831
6.025% due 03/15/2020	1	1
6.125% due 03/15/2023	2	2
6.228% due 12/01/2025	28	28
6.600% due 11/01/2028	25	25

Government National Mortgage Association
4.750% due 07/20/2027	32	33
5.375% due 04/20/2030	44	44

Total U.S. Government Agencies (Cost $50,129)		50,151

MORTGAGE-BACKED SECURITIES 8.1%
Banc of America Funding Corp.
4.620% due 02/20/2036	1,213	1,207

Bear Stearns Adjustable Rate Mortgage Trust
4.001% due 11/25/2034	6,526	6,577
4.650% due 01/25/2034	1,024	1,021
4.799% due 01/25/2034	543	537

CC Mortgage Funding Corp.
5.580% due 08/25/2035	2,766	2,769

Countrywide Alternative Loan Trust
5.610% due 02/25/2037	2,890	2,892

Countrywide Home Loan Mortgage Pass-Through Trust
5.600% due 05/25/2034	796	797
5.670% due 06/25/2035	4,070	4,067

CS First Boston Mortgage Securities Corp.
5.660% due 03/25/2032	41	41

First Republic Mortgage Loan Trust
5.630% due 08/15/2032	2,195	2,201

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,613	1,591

GSRPM Mortgage Loan Trust
6.030% due 01/25/2032	917	925

Harborview Mortgage Loan Trust
5.700% due 02/19/2034	3,012	3,020

Mellon Residential Funding Corp.
5.770% due 12/15/2030	3,358	3,371

Sequoia Mortgage Trust
5.640% due 11/20/2033	2,689	2,691
5.710% due 10/20/2027	1,384	1,387

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	1,174	1,176
5.610% due 02/25/2036	92	93

Washington Mutual, Inc.
5.600% due 12/25/2027	4,613	4,614
5.677% due 05/25/2046	537	537
5.963% due 06/25/2042	507	508

76	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/2035	$2,700	$2,658

Total Mortgage-Backed Securities (Cost $44,625)		44,680

ASSET-BACKED SECURITIES 12.9%
ACE Securities Corp.
5.384% due 10/25/2036	2,700	2,702
5.400% due 10/25/2036	2,700	2,701

Advanta Mortgage Loan Trust
5.705% due 11/25/2029	77	77

Aegis Asset-Backed Securities Trust
5.440% due 10/25/2035	488	489

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	43	43

Argent Securities, Inc.
5.890% due 06/25/2034	1,382	1,387

Asset-Backed Funding Certificates
5.680% due 06/25/2034	2,681	2,685

Asset-Backed Securities Corp. Home Equity
5.605% due 09/25/2034	2,223	2,223

Bear Stearns Asset-Backed Securities, Inc.
5.500% due 12/25/2042	511	512
5.660% due 01/25/2036	249	250

Chase Funding Mortgage Loan Asset-Backed Certificates
5.650% due 08/25/2032	201	201

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	2,200	2,202

Contimortgage Home Equity Trust
6.010% due 03/15/2027	5	5

Countrywide Asset-Backed Certificates
5.409% due 07/25/2036	2,700	2,700
5.450% due 11/25/2035	5	5
5.700% due 05/25/2032	48	48

Equity One Asset-Backed Securities, Inc.
5.610% due 11/25/2032	998	1,000

First Franklin Mortgage Loan Asset-Backed Certificates
6.052% due 03/25/2034	32	32

Fremont Home Loan Trust
5.412% due 02/27/2037 (a)	2,700	2,700

GSAMP Trust
5.394% due 09/25/2036	2,700	2,700
5.520% due 10/25/2033	69	69
5.620% due 03/25/2034	2,386	2,391

Home Equity Asset Trust
5.790% due 02/25/2033	1	1

Indymac Residential Asset-Backed Trust
5.380% due 11/25/2036	1,900	1,900

JPMorgan Mortgage Acquisition Corp.
5.480% due 08/25/2036	2,700	2,702

Merrill Lynch Mortgage Investors, Inc.
5.360% due 05/25/2037	1,929	1,930
5.394% due 07/25/2037	2,700	2,701

New Century Home Equity Loan Trust
5.390% due 05/25/2036	1,521	1,522

Novastar Home Equity Loan
5.605% due 04/25/2028	5	4

Renaissance Home Equity Loan Trust
5.690% due 11/25/2034	939	944
5.770% due 08/25/2033	702	704

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	2,700	2,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Asset Securities Corp.
5.404% due 10/25/2036	$2,700	$2,701

Quest Trust
5.376% due 10/25/2036	2,700	2,703

SACO I, Inc.
5.430% due 01/25/2036	682	682

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	2,700	2,700
5.600% due 01/25/2032	76	76

SBI HELOC Trust
5.494% due 08/25/2036	2,700	2,700

Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	1,887	1,888

SLM Student Loan Trust
5.370% due 04/25/2012	4,100	4,100
5.485% due 01/25/2018	1,286	1,287
5.495% due 01/26/2015	1,790	1,791
5.505% due 07/25/2013	45	45

Soundview Home Equity Loan Trust
5.500% due 04/25/2035	494	494

Structured Asset Securities Corp.
5.460% due 12/25/2035	1,630	1,632
5.614% due 01/25/2033	52	52

Truman Capital Mortgage Loan Trust
5.670% due 01/25/2034	653	655

Wachovia Mortgage Loan Trust LLC
5.440% due 10/25/2035	58	58

Wells Fargo Home Equity Trust
5.440% due 11/25/2035	2,649	2,651
5.570% due 10/25/2035	2,700	2,705

Total Asset-Backed Securities (Cost $71,107)		71,150

SHORT-TERM INSTRUMENTS 59.7%

COMMERCIAL PAPER 55.6%
Abbey National N.A. LLC
5.245% due 01/08/2007	14,300	14,091

Bank of America Corp.
5.265% due 12/06/2006	3,100	3,069
5.275% due 12/01/2006	300	297
5.375% due 10/27/2006	12,200	12,154
5.385% due 10/10/2006	1,100	1,099

Bank of Ireland
5.260% due 12/05/2006	15,100	14,953

Barclays U.S. Funding Corp.
5.265% due 12/07/2006	3,200	3,168
5.280% due 11/22/2006	12,100	12,010
5.385% due 10/26/2006	1,400	1,395

BNP Paribas Finance
5.240% due 01/19/2007	3,000	2,951
5.265% due 11/22/2006	12,300	12,208
5.267% due 11/27/2006	1,300	1,289

Cox Communications, Inc.
5.580% due 03/15/2007	900	900
5.619% due 01/16/2007	1,594	1,594

Danske Corp.
5.255% due 01/18/2007	9,500	9,347
5.265% due 12/27/2006	4,000	3,948
5.375% due 10/26/2006	3,100	3,089

Dexia Delaware LLC
5.250% due 12/20/2006	4,300	4,250
5.360% due 10/27/2006	2,000	1,993
5.380% due 10/13/2006	10,300	10,283

DnB NORBank ASA
5.250% due 01/16/2007	10,200	10,039

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.265% due 02/20/2007		$4,500	$4,406
5.265% due 02/21/2007		1,900	1,860

Fortis Funding LLC
5.240% due 10/25/2006		15,100	15,049

General Electric Capital Corp.
5.250% due 01/17/2007		3,200	3,149
5.370% due 10/10/2006		11,600	11,586

HBOS Treasury Services PLC
5.260% due 12/06/2006		4,400	4,357
5.365% due 11/01/2006		11,000	10,951

IXIS Commercial Paper Corp.
5.250% due 10/16/2006		15,100	15,069
5.255% due 12/15/2006		1,400	1,384

Lloyds TSB Bank PLC
5.245% due 10/27/2006		15,100	15,045

San Paolo IMI U.S. Financial Co.
5.265% due 12/01/2006		12,300	12,187

Skandinaviska Enskilda Banken AB
5.255% due 12/08/2006		3,100	3,068
5.270% due 11/16/2006		1,400	1,391
5.360% due 10/27/2006		12,200	12,155

Societe Generale N.A.
5.245% due 01/08/2007		3,100	3,055
5.260% due 12/01/2006		7,200	7,134
5.265% due 12/21/2006		6,400	6,323

TotalFinaElf Capital S.A.
5.360% due 10/02/2006		4,600	4,600

Toyota Motor Credit Corp.
5.245% due 10/10/2006		15,100	15,082

UBS Finance Delaware LLC
5.245% due 01/08/2007		3,100	3,055
5.265% due 11/16/2006		3,300	3,278
5.280% due 11/16/2006		10,300	10,232

Viacom, Inc.
5.594% due 05/29/2007		1,800	1,769
5.600% due 03/22/2007		900	900

Westpac Capital Corp.
5.255% due 12/12/2006		7,800	7,716
5.270% due 11/21/2006		8,800	8,736

			307,664

REPURCHASE AGREEMENTS 1.4%
State Street Bank and Trust Co.
4.900% due 10/02/2006		7,713	7,713

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $7,869. Repurchase proceeds are $7,716.)

GERMANY TREASURY BILLS 2.2%
2.794% due 10/18/2006	EUR	9,670	12,247

U.S. TREASURY BILLS 0.5%
4.811% due 11/30/2006 - 12/14/2006 (b)(c)(e)		$2,600	2,572

Total Short-Term Instruments (Cost $330,219)			330,196

PURCHASED OPTIONS (g) 0.2%
(Cost $768)			1,172

Total Investments (d) 104.0% (Cost $574,511)			$574,922

Written Options (h) (0.3%) (Premiums $985)			(1,491)

Other Assets and Liabilities (Net) (3.7%)			(20,356)

Net Assets 100.0%			$553,075

See Accompanying Notes	Semiannual Report	September 30, 2006	77

Schedule of Investments  Short-Term Portfolio II  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $494 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $24,351 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $2,078 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	344	$113
90-Day Eurodollar June Futures	Long	06/2008	344	81
90-Day Eurodollar March Futures	Long	03/2008	344	101
90-Day Eurodollar September Futures	Long	09/2008	344	71
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	278	104

				$470

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	$900	$6

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	$6,900	$(205)
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	1,500	(31)
UBS AG	3-month USD-LIBOR	Pay	4.000%	06/21/2007	31,700	(2)

						$(238)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	130	$1	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP 11,300	$47	$56
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	4,000	15	20
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.063%	06/15/2007	7,000	30	41
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	$4,700	24	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	07/09/2007	41,800	207	493
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	11,600	59	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007	8,500	29	44
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007	19,000	91	222
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007	36,100	150	150
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	9,800	52	82
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	39,900	63	63

							$767	$1,171

78	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	264	$49	$181
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	264	94	4

				$143	$185

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP 3,200	$59	$60
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	1,000	15	19
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	2,000	30	38
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	$2,000	24	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.620%	07/09/2007	13,700	207	475
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	5,000	60	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	3,700	29	51
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	8,000	88	217
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007	15,500	162	162
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	8,400	101	167
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	17,200	67	117

							$842	$1,306

(i)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
U.S. Treasury Notes	4.250%	08/15/2015	$3,700	$3,564	$3,628

(1) Market value includes $27 of interest payable on short sales.

(j)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/20/2007	07/12/2005	$1,006	$1,005	0.18%

(k)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	164	01/2007	$0	$(1)	$(1)
Buy	CLP	37,459	12/2006	0	0	0
Buy	CNY	35,208	03/2007	10	(4)	6
Sell	EUR	9,509	10/2006	36	0	36
Sell	GBP	657	10/2006	19	0	19
Buy	IDR	1,243,200	02/2007	2	0	2
Buy	INR	3,158	03/2007	0	0	0
Buy	JPY	1,795,376	11/2006	0	(423)	(423)
Buy	KRW	241,280	03/2007	3	0	3
Buy	MXN	838	01/2007	0	0	0
Buy	PLN	637	11/2006	0	(1)	(1)
Buy	RUB	4,317	12/2006	0	0	0
Buy		1,866	01/2007	0	0	0
Buy	SGD	125	11/2006	0	0	0
Buy	TWD	1,864	02/2007	0	(1)	(1)
Buy	ZAR	1,020	10/2006	0	(17)	(17)
Sell		1,020	10/2006	3	0	3
Buy		1,020	12/2006	0	(3)	(3)

				$73	$(450)	$(377)

See Accompanying Notes	Semiannual Report	September 30, 2006	79

Schedule of Investments  U.S. Government Sector Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.4%

BANKING & FINANCE 2.0%
Allstate Life Global Funding Trusts
5.545% due 01/25/2008	$11,600	$11,621

Goldman Sachs Group, Inc.
5.647% due 01/09/2007	60,000	60,037
5.660% due 10/27/2006	7,700	7,702
5.664% due 06/28/2010	11,600	11,670
5.889% due 10/07/2011	2,000	2,016

Lehman Brothers Holdings, Inc.
5.601% due 01/23/2009	10,000	10,016

Morgan Stanley
5.550% due 02/09/2009	24,300	24,344

Postal Square LP
6.500% due 06/15/2022	4,030	4,265

Pricoa Global Funding I
5.565% due 01/25/2008	10,000	10,019

SLM Corp.
5.705% due 07/25/2007	1,000	1,003

U.S. Trade Funding Corp.
4.260% due 11/15/2014	11,148	10,887

		153,580

INDUSTRIALS 0.3%
DaimlerChrysler N.A. Holding Corp.
5.870% due 09/10/2007	15,000	15,037

Walt Disney Co.
5.490% due 09/10/2009	8,600	8,611

		23,648

UTILITIES 0.1%
Public Service Enterprise Group, Inc.
5.765% due 09/21/2008	3,000	3,002

Total Corporate Bonds & Notes (Cost $179,903)		180,230

MUNICIPAL BONDS & NOTES 0.2%
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	27,400	13,576

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,965	2,955

Total Municipal Bonds & Notes (Cost $15,228)		16,531

U.S. GOVERNMENT AGENCIES 21.6%
Fannie Mae
3.852% due 10/01/2033	27,008	26,467
4.500% due 10/25/2015 - 10/25/2022	16,933	16,638
4.605% due 01/01/2018	124	124
4.678% due 05/25/2035	10,700	10,552
4.750% due 03/01/2035	4,824	4,694
4.886% due 12/01/2035	1,858	1,845
4.928% due 01/01/2018	35	36
4.942% due 09/01/2017	30	31
5.000% due 10/25/2013	988	982
5.095% due 02/01/2026	15	15
5.213% due 01/01/2036	9,810	9,791
5.250% due 06/15/2008 - 01/28/2013	7,935	7,938
5.253% due 06/01/2032	30	30
5.333% due 03/01/2018	41	41

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.340% due 11/01/2020	$38	$38
5.361% due 09/01/2033	17	18
5.380% due 12/01/2029	109	112
5.389% due 05/01/2032	83	85
5.410% due 07/25/2035	7,255	7,261
5.415% due 09/01/2032	7	7
5.420% due 09/25/2035	14,305	14,318
5.440% due 07/25/2032	932	932
5.450% due 06/25/2033 - 03/25/2034	6,507	6,507
5.460% due 03/25/2036	7,661	7,663
5.490% due 03/25/2032	1,294	1,295
5.499% due 12/01/2029	17	17
5.500% due 03/25/2028 - 10/01/2036	188,304	186,081
5.523% due 11/28/2035	3,272	3,274
5.525% due 12/01/2029	168	171
5.590% due 06/25/2032	7	7
5.600% due 08/01/2014	59	59
5.632% due 02/01/2041 - 10/01/2044	32,092	32,288
5.650% due 11/01/2014	34	34
5.670% due 11/25/2032	35	35
5.680% due 05/25/2042	1,361	1,366
5.723% due 12/01/2032	37	38
5.750% due 09/01/2022	9	10
5.783% due 10/01/2032	104	105
5.794% due 08/25/2021 - 03/25/2022	217	219
5.800% due 02/09/2026	30,000	30,053
5.832% due 11/01/2030	5	5
5.875% due 12/01/2031	39	40
5.944% due 08/25/2022	71	71
5.950% due 02/25/2044	14,256	14,200
6.000% due 12/01/2022 - 10/01/2033	473	477
6.044% due 04/25/2022	92	93
6.160% due 09/01/2028	217	219
6.210% due 08/06/2038	14,200	16,481
6.230% due 04/25/2032	1,525	1,563
6.262% due 12/01/2029	22	23
6.391% due 06/01/2025	22	22
6.408% due 12/01/2022	78	79
6.411% due 11/01/2035	3,136	3,212
6.472% due 10/01/2025	42	43
6.475% due 11/01/2035	7,980	8,175
6.588% due 05/01/2025	28	29
6.660% due 06/01/2028	71	73
6.710% due 06/01/2021	3,807	3,875
6.752% due 09/01/2031	275	280
6.902% due 01/01/2029	87	88
6.919% due 07/01/2018	1,009	1,038
6.933% due 09/01/2026	1,083	1,106
6.972% due 03/01/2026	58	59
7.097% due 08/01/2028	14	15
7.125% due 05/01/2022	16	16
7.250% due 07/01/2028	10	10

Farmer Mac
7.277% due 07/25/2011	2,502	2,516

Federal Farm Credit Bank
3.060% due 01/30/2007	16,235	16,118
5.100% due 10/15/2012	2,000	1,972

Federal Home Loan Bank
0.000% due 02/05/2007	14,000	13,475
2.850% due 08/06/2007	6,000	5,886
3.450% due 01/23/2008	17,205	16,863
3.875% due 10/23/2006	148,000	147,883
4.000% due 07/14/2008 - 03/18/2011	50,110	48,917
4.070% due 07/16/2014	1,000	936
4.125% due 11/17/2008	44,600	43,805
4.280% due 05/18/2009	46,660	45,811
5.120% due 01/10/2013	5,000	4,929
5.125% due 08/15/2019	98,000	98,499

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
0.000% due 12/11/2025	$9,084	$3,400
3.000% due 05/15/2022	2,300	2,228
3.500% due 10/15/2011 - 05/15/2022	3,084	3,039
3.750% due 11/15/2006	155,415	155,138
4.000% due 05/15/2016 - 10/15/2023	35,531	35,007
4.250% due 04/15/2023	3,800	3,749
4.375% due 11/16/2007	10,000	9,924
4.463% due 08/01/2019	62	61
4.500% due 02/15/2015 - 09/15/2035	16,836	15,537
4.522% due 02/01/2018	72	72
4.651% due 02/01/2035	9,535	9,301
4.714% due 06/01/2035	31,487	30,831
4.839% due 02/01/2032	141	144
5.000% due 03/18/2014 - 01/15/2034	88,486	87,179
5.043% due 03/01/2035	914	907
5.061% due 12/01/2031	35	36
5.199% due 02/01/2032	52	53
5.422% due 02/01/2025	23	23
5.500% due 08/15/2030 - 06/15/2034	10,444	10,176
5.570% due 07/25/2031	1,378	1,379
5.625% due 11/23/2035	74,000	72,606
5.632% due 10/25/2044 - 02/25/2045	19,947	20,084
5.636% due 08/01/2020	63	63
5.680% due 12/15/2030 - 06/15/2031	5,128	5,137
5.700% due 02/15/2031	36	36
5.723% due 09/01/2031	2	2
5.730% due 05/15/2029	410	410
5.750% due 01/15/2012 - 12/01/2031	127,424	132,397
5.830% due 06/15/2030 - 12/15/2032	1,765	1,789
5.832% due 07/25/2044	10,434	10,570
5.880% due 06/15/2031	510	517
5.922% due 10/01/2031	14	14
6.000% due 12/01/2027	62	63
6.075% due 02/15/2027	41	41
6.418% due 01/01/2032	121	123
6.500% due 10/25/2043	2,746	2,791
6.544% due 04/01/2027	51	51
6.585% due 02/01/2024	102	102
6.625% due 04/01/2032	21	21
6.627% due 07/01/2020	302	307
6.686% due 03/01/2025	4	4
6.913% due 07/01/2029	75	77
6.927% due 05/01/2032	37	38
7.000% due 12/01/2031	134	138
7.231% due 08/01/2031	10	10

Government National Mortgage Association
4.750% due 07/20/2025 - 08/20/2026	1,651	1,664
5.000% due 05/20/2034	23,779	20,924
5.125% due 10/20/2023 - 10/20/2024	221	222
5.250% due 02/20/2030	3,625	3,637
5.375% due 04/20/2023 - 04/20/2032	3,288	3,317
6.500% due 04/15/2029 - 06/15/2029	187	192
8.500% due 03/20/2025	118	125

Housing Urban Development
4.930% due 08/01/2014	4,000	3,974

Small Business Administration
4.500% due 03/01/2023	1,272	1,228
4.760% due 09/01/2025	35,157	34,304
4.770% due 04/01/2024	10,489	10,255
4.875% due 09/10/2013	2,226	2,191

80	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.930% due 01/01/2024	$8,340	$8,228
5.136% due 08/10/2013	21,543	21,539
5.240% due 08/01/2023	5,275	5,291
5.875% due 05/25/2021 - 01/25/2022	1,633	1,647
6.000% due 03/25/2025 - 07/25/2025	2,444	2,470
6.100% due 01/25/2019 - 11/25/2024	1,970	1,991
7.060% due 11/01/2019	2,074	2,161
7.220% due 11/01/2020	1,942	2,054
7.449% due 08/01/2010	288	304
8.017% due 02/10/2010	1,519	1,608

Tennessee Valley Authority
5.375% due 04/01/2056	22,600	23,296

Total U.S. Government Agencies (Cost $1,642,908)		1,638,276

U.S. TREASURY OBLIGATIONS 21.6%
Treasury Inflation Protected Securities (d)
2.000% due 01/15/2026	5,639	5,410
2.375% due 01/15/2025	31,521	32,038

U.S. Treasury Bonds
4.500% due 02/15/2036	754,650	723,344
6.000% due 02/15/2026	332,300	380,302
6.250% due 08/15/2023	900	1,045
7.500% due 11/15/2024	4,000	5,275

U.S. Treasury Notes
4.500% due 09/30/2011	500,000	498,243

Total U.S. Treasury Obligations (Cost $1,638,461)		1,645,657

MORTGAGE-BACKED SECURITIES 14.7%
Banc of America Funding Corp.
4.620% due 02/20/2036	50,115	49,873

Banc of America Mortgage Securities
5.405% due 10/20/2032	1,035	1,038
6.500% due 09/25/2033	1,750	1,766

Bear Stearns Adjustable Rate Mortgage Trust
4.001% due 11/25/2034	13,794	13,902
4.625% due 10/25/2035	18,251	17,813
4.650% due 01/25/2034	1,685	1,680
4.750% due 10/25/2035	28,765	28,382
5.060% due 04/25/2033	1,302	1,305
5.307% due 04/25/2033	124	124
5.329% due 02/25/2033	606	604
5.386% due 04/25/2033	1,492	1,484

Bear Stearns Alt-A Trust
5.840% due 11/25/2036	115,900	115,715

CBA Commercial Small Balance Commercial Mortgage
5.610% due 12/25/2036	7,452	7,490

CC Mortgage Funding Corp.
5.580% due 08/25/2035	6,667	6,674
5.630% due 08/25/2035	2,660	2,663

Citicorp Mortgage Securities, Inc.
5.750% due 02/25/2033	28	28

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	35,580	35,037
4.900% due 10/25/2035	72,215	71,382
4.900% due 12/25/2035	6,533	6,476

Commercial Mortgage Pass-Through Certificates
5.510% due 03/15/2020	7,700	7,706

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	3,309	3,267
5.410% due 09/20/2046	14,587	14,573
5.500% due 03/25/2036	13,320	13,309

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.530% due 05/25/2036	$1,863	$1,860
5.540% due 05/25/2035	4,453	4,459
5.540% due 03/20/2046	16,361	16,389

Countrywide Home Loan Mortgage Pass-Through Trust
5.560% due 05/25/2035	7,372	7,383
5.600% due 05/25/2034	412	413
5.610% due 08/25/2034	820	821
5.620% due 04/25/2035	2,169	2,179
5.660% due 02/25/2035	5,007	5,028
5.670% due 02/25/2035	2,980	2,996
5.670% due 06/25/2035	518	518
5.745% due 04/25/2035	2,657	2,675
5.924% due 09/20/2036	24,871	25,096

CS First Boston Mortgage Securities Corp.
5.660% due 03/25/2032	922	923
5.702% due 05/25/2032	149	148
5.880% due 04/25/2033	142	142
5.880% due 08/25/2033	3,132	3,132
6.300% due 11/15/2030	527	537
6.568% due 06/25/2032	234	235

CSAB Mortgage-Backed Trust
5.430% due 06/25/2036	11,237	11,242

Downey Savings & Loan Association Mortgage Loan Trust
5.590% due 08/19/2045	3,504	3,511

First Republic Mortgage Loan Trust
5.580% due 11/15/2030	1,717	1,705
5.650% due 06/25/2030	1,866	1,868

GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	410	436

Greenpoint Mortgage Funding Trust
5.550% due 06/25/2045	3,825	3,840

GSR Mortgage Loan Trust
4.548% due 09/25/2035	1,984	1,969
5.479% due 04/25/2036	19,514	19,749

GSRPM Mortgage Loan Trust
6.030% due 01/25/2032	734	740

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	10,195	10,224
5.700% due 02/19/2034	6,077	6,093

Impac CMB Trust
5.730% due 07/25/2033	372	373

Indymac Index Mortgage Loan Trust
5.410% due 07/25/2046	619	620
5.650% due 02/25/2035	20,701	20,808
5.660% due 09/25/2034	5,457	5,468

JPMorgan Mortgage Trust
5.371% due 02/25/2036	19,282	19,179

LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	4,200	4,093

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	21,901	21,890

MASTR Adjustable Rate Mortgages Trust
5.178% due 05/25/2034	1,201	1,197

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,448	1,420

Mellon Residential Funding Corp.
5.680% due 11/15/2031	4,990	4,999
5.770% due 12/15/2030	5,179	5,200

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	898	893

Morgan Stanley Capital I
4.490% due 01/13/2041	350	338
5.420% due 07/15/2019	2,400	2,401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Prime Mortgage Trust
5.000% due 02/25/2019	$7,670	$7,517

Residential Accredit Loans, Inc.
5.540% due 04/25/2046	31,637	31,574
5.730% due 01/25/2033	3,446	3,460
5.730% due 03/25/2033	8,441	8,467

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	1,621	1,611
8.500% due 10/25/2031	2,294	2,396

Residential Funding Mortgage Security I
6.500% due 03/25/2032	516	518

Sequoia Mortgage Trust
5.670% due 06/20/2032	835	835
5.680% due 10/19/2026	5,140	5,149
5.680% due 07/20/2033	8,276	8,345
5.800% due 07/20/2033	4,986	5,023

Structured Adjustable Rate Mortgage Loan Trust
6.064% due 01/25/2035	2,647	2,665

Structured Asset Mortgage Investments, Inc.
5.400% due 08/25/2036	7,083	7,084
5.520% due 06/25/2036	1,851	1,852
5.550% due 05/25/2036	54,200	54,280
5.620% due 07/19/2034	1,985	1,987
5.680% due 03/19/2034	2,585	2,589

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	24,940	24,916

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	38,200	38,230

Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	387	386
6.778% due 02/25/2033	22	22
7.215% due 05/25/2033	197	197

Washington Mutual, Inc.
4.062% due 10/25/2033	6,300	6,169
5.427% due 02/27/2034	2,030	2,065
5.520% due 04/25/2045	4,202	4,208
5.543% due 06/25/2046	13,672	13,680
5.560% due 04/25/2045	12,672	12,709
5.590% due 11/25/2045	7,654	7,685
5.590% due 09/25/2046	8,473	8,472
5.600% due 12/25/2027	13,976	13,979
5.600% due 12/25/2045	5,179	5,199
5.620% due 10/25/2045	9,506	9,573
5.628% due 05/25/2041	2,530	2,546
5.667% due 10/25/2046	4,300	4,315
5.677% due 05/25/2046	3,041	3,041
5.677% due 08/25/2046	51,191	51,191
5.777% due 07/25/2046	21,989	21,989
5.963% due 06/25/2042	4,757	4,770

Wells Fargo Mortgage-Backed Securities Trust
4.319% due 07/25/2035	12,100	11,837
4.488% due 11/25/2033	789	753
4.950% due 03/25/2036	94,867	94,027

Total Mortgage-Backed Securities (Cost $1,113,375)		1,114,792

ASSET-BACKED SECURITIES 11.7%

ACE Securities Corp.
5.400% due 12/25/2035	3,826	3,829
5.400% due 10/25/2036	6,300	6,301
5.410% due 02/25/2036	3,632	3,635
5.440% due 10/25/2035	1,443	1,444
5.480% due 12/25/2035	5,700	5,706

Ameriquest Mortgage Securities, Inc.
5.410% due 01/25/2036	5,267	5,271
5.410% due 03/25/2036	2,964	2,966
5.440% due 10/25/2035	157	157
5.660% due 06/25/2034	3,458	3,462

See Accompanying Notes	Semiannual Report	September 30, 2006	81

Schedule of Investments  U.S. Government Sector Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Argent Securities, Inc.
5.376% due 10/25/2036	$13,300	$13,317
5.378% due 09/25/2036	7,129	7,133
5.390% due 05/25/2036	4,215	4,218
5.400% due 04/25/2036	3,140	3,142
5.410% due 03/25/2036	7,135	7,141
5.430% due 11/25/2035	2,744	2,747
5.470% due 02/25/2036	4,548	4,551

Asset-Backed Funding Certificates
5.680% due 06/25/2034	21,110	21,143

Asset-Backed Securities Corp. Home Equity
5.850% due 06/15/2031	486	488
5.870% due 11/15/2031	88	88

Basic Asset-Backed Securities Trust
5.410% due 04/25/2036	3,079	3,082

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 02/25/2036	2,693	2,690
5.410% due 12/25/2035	2,130	2,131
5.580% due 06/25/2035	1,151	1,152
5.600% due 09/25/2035	2,595	2,597
5.660% due 10/25/2032	206	206
5.830% due 11/25/2042	6,158	6,179

Carrington Mortgage Loan Trust
5.370% due 05/25/2036	2,737	2,739
5.395% due 07/25/2036	12,551	12,559

Centex Home Equity
5.380% due 06/25/2036	11,534	11,541
5.440% due 10/25/2035	532	533

Chase Funding Mortgage Loan Asset-Backed Certificates
5.830% due 10/25/2031	2,182	2,184

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	1,401	1,405

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	23,900	23,926

Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	9,279	9,283
5.400% due 08/25/2036	7,230	7,235
5.410% due 12/25/2035	6,272	6,277
5.630% due 11/25/2034	2,942	2,948

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,664

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	20,478	20,491
5.380% due 10/25/2036	10,400	10,397
5.380% due 01/25/2037	13,826	13,835
5.380% due 03/25/2047	10,300	10,298
5.390% due 09/25/2046	9,539	9,539
5.400% due 06/25/2036	4,140	4,143
5.400% due 07/25/2036	2,999	3,002
5.400% due 08/25/2036	2,890	2,892
5.416% due 07/25/2036	10,000	10,008
5.430% due 10/25/2036	13,900	13,894
5.460% due 07/25/2036	3,437	3,439
5.490% due 02/25/2036	4,681	4,683
5.810% due 12/25/2031	445	445

Credit-Based Asset Servicing & Securitization
5.430% due 08/25/2035	2,947	2,949

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032	230	231

FBR Securitization Trust
5.440% due 10/25/2035	1,777	1,779
5.450% due 11/25/2035	2,208	2,210

First Franklin Mortgage Loan Asset-Backed Certificates
5.354% due 07/25/2036	4,000	4,003
5.400% due 01/25/2036	2,321	2,323
5.420% due 01/25/2036	14,501	14,513

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.440% due 03/25/2025	$60	$61
5.790% due 09/25/2030	965	966
6.052% due 03/25/2034	173	173

First NLC Trust
5.450% due 02/25/2036	12,545	12,554

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	3,865	3,867

Fremont Home Loan Trust
5.420% due 01/25/2036	6,108	6,113

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	4,720	4,723
5.430% due 12/25/2035	3,031	3,034

GSAMP Trust
5.400% due 01/25/2036	5,153	5,157
5.400% due 02/25/2036	4,537	4,541
5.420% due 11/25/2035	2,102	2,104
5.440% due 11/25/2035	2,629	2,631
5.680% due 06/25/2034	284	284

GSR Mortgage Loan Trust
5.430% due 11/25/2030	3,456	3,458

GSRPM Mortgage Loan Trust
5.710% due 09/25/2042	3,976	4,000

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	2,078	2,086

Home Equity Asset Trust
5.410% due 05/25/2036	3,040	3,041
5.790% due 02/25/2033	1	1

Home Equity Mortgage Trust
5.420% due 05/25/2036	1,850	1,851

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	2,956	2,958

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	8,155	8,161
5.430% due 03/25/2036	3,946	3,949

JPMorgan Mortgage Acquisition Corp.
5.364% due 08/25/2036	3,095	3,097
5.380% due 08/25/2036	13,476	13,483
5.390% due 01/25/2032	3,899	3,901
5.400% due 05/25/2035	3,487	3,490
5.400% due 02/25/2036	1,304	1,304
5.480% due 08/25/2036	4,700	4,703

LA Arena Funding LLC
7.656% due 12/15/2026	89	97

Lehman XS Trust
5.410% due 04/25/2046	12,948	12,940
5.410% due 07/25/2046	33,815	33,465
5.410% due 08/25/2046	13,974	13,986
5.420% due 05/25/2046	6,094	6,093

Long Beach Mortgage Loan Trust
5.380% due 08/25/2036	7,861	7,866
5.390% due 04/25/2036	8,789	8,796
5.400% due 03/25/2036	4,604	4,608
5.420% due 01/25/2036	8,155	8,161
5.610% due 10/25/2034	23,337	23,366

MASTR Asset-Backed Securities Trust
5.400% due 02/25/2036	28,645	28,665
5.410% due 01/25/2036	4,252	4,255
5.440% due 11/25/2035	10,133	10,141

MBNA Credit Card Master Note Trust
5.830% due 03/15/2010	11,100	11,154

Merrill Lynch Mortgage Investors, Inc.
5.390% due 03/25/2037	4,119	4,122
5.390% due 04/25/2037	2,793	2,795
5.394% due 07/25/2037	8,100	8,104
5.487% due 06/25/2036	4,196	4,198

Mid-State Trust
7.340% due 07/01/2035	360	381

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley ABS Capital I
5.370% due 07/25/2036	$14,858	$14,868

Morgan Stanley Capital I
5.400% due 03/25/2036	6,003	6,007
5.660% due 07/25/2032	47	47

Nelnet Student Loan Trust
5.051% due 10/27/2014	3,500	3,501
5.378% due 08/23/2011	4,735	4,738
5.575% due 10/25/2016	4,200	4,206

New Century Home Equity Loan Trust
5.390% due 05/25/2036	3,195	3,197
5.400% due 08/25/2036	9,339	9,345

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	20,615	20,632

NPF XII, Inc.
2.462% due 11/01/2003 (a)	10,000	600

Popular ABS Mortgage Pass-Through Trust
5.440% due 09/25/2035	771	771

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	1,303	1,304
5.680% due 08/25/2032	22	22
5.830% due 12/25/2033	2,451	2,473

Residential Asset Mortgage Products, Inc.
5.410% due 01/25/2036	16,598	16,610
5.430% due 03/25/2035	1,155	1,156
5.580% due 02/25/2034	438	439

Residential Asset Securities Corp.
5.370% due 06/25/2036	6,120	6,125
5.400% due 03/25/2036	1,906	1,908
5.400% due 04/25/2036	4,596	4,600
5.400% due 07/25/2036	13,241	13,250
5.410% due 01/25/2036	5,117	5,121
5.420% due 01/25/2036	6,251	6,256
5.430% due 03/25/2035	100	100
5.430% due 08/25/2035	1,285	1,286
5.870% due 04/25/2032	1,199	1,201

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	2,143	2,145

SACO I, Inc.
5.404% due 04/25/2036	1,250	1,251
5.440% due 12/25/2035	1,121	1,122
5.600% due 12/25/2035	1,392	1,392

Salomon Brothers Mortgage Securities VII
5.630% due 03/25/2032	582	584
6.230% due 01/25/2032	147	147

Saxon Asset Securities Trust
5.382% due 11/25/2036 (b)	13,900	13,902
5.590% due 08/25/2032	44	44
5.600% due 01/25/2032	242	242

SBI HELOC Trust
5.494% due 08/25/2036	6,500	6,500

Securitized Asset-Backed Receivables LLC Trust
5.400% due 10/25/2035	1,441	1,442
5.450% due 01/25/2036	482	482

SG Mortgage Securities Trust
5.430% due 10/25/2035	1,316	1,317

SLM Student Loan Trust
5.455% due 01/25/2013	1,908	1,908
5.495% due 01/25/2013	1,322	1,323
5.505% due 07/25/2013	62	62

Soundview Home Equity Loan Trust
5.370% due 11/25/2036	10,748	10,755
5.380% due 10/25/2036	13,000	12,998
5.400% due 02/25/2036	4,692	4,696
5.400% due 03/25/2036	2,156	2,157
5.400% due 05/25/2036	5,247	5,251

82	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.430% due 12/25/2035	$1,486	$1,487
5.440% due 05/25/2035	867	868

Structured Asset Securities Corp.
5.730% due 05/25/2034	1,144	1,146

Susquehanna Auto Lease Trust
4.991% due 04/16/2007	754	759

Truman Capital Mortgage Loan Trust
5.670% due 01/25/2034	389	390

USAA Auto Owner Trust
5.030% due 11/17/2008	2,899	2,898

Wachovia Auto Owner Trust
4.820% due 02/20/2009	4,256	4,251

Wachovia Mortgage Loan Trust LLC
5.440% due 10/25/2035	777	777

Wachovia Student Loan Trust
5.514% due 10/25/2013	3,600	3,600

Washington Mutual Asset-Backed Certificates
5.394% due 04/25/2036	2,594	2,596

Wells Fargo Home Equity Trust
5.440% due 11/25/2035	40,074	40,097

Total Asset-Backed Securities (Cost $895,087)		889,380

SOVEREIGN ISSUES 1.3%

Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	27,089

Israel Government AID Bond
0.000% due 11/01/2024	178,000	70,856

Total Sovereign Issues (Cost $96,071)		97,945

SHORT-TERM INSTRUMENTS 40.9%

CERTIFICATES OF DEPOSIT 5.8%
Citibank New York N.A.
5.335% due 12/06/2006	115,000	115,000
5.335% due 12/20/2006	2,700	2,700
5.365% due 11/17/2006	100,000	100,000

Countrywide Funding Corp.
4.911% due 10/18/2006	39,600	39,600

Unicredito Italiano SpA
5.355% due 11/20/2006	46,200	46,200
5.360% due 11/27/2006	70,000	70,000
5.385% due 02/15/2007	70,000	70,000

		443,500

COMMERCIAL PAPER 27.0%
Abbey National N.A. LLC
5.230% due 10/26/2006	2,800	2,790

ABN AMRO N.A. Finance
5.240% due 01/12/2007	21,800	21,468

ANZ (Delaware), Inc.
5.250% due 12/12/2006	30,400	30,073
5.340% due 10/26/2006	4,500	4,484
5.360% due 10/25/2006	4,000	3,986

ANZ National International Ltd.
5.265% due 12/04/2006	29,200	28,920
5.275% due 11/16/2006	19,800	19,669
5.380% due 10/11/2006	10,500	10,486

ASB Bank Ltd.
5.375% due 10/26/2006	7,600	7,573

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Ireland
5.245% due 12/05/2006	$22,200	$22,200
5.255% due 12/12/2006	8,900	8,900
5.275% due 11/22/2006	38,200	37,915
5.365% due 10/26/2006	36,800	36,668

BNP Paribas Finance
5.274% due 12/01/2006	200,000	198,166

Caisse d’Amortissement de la Dette Sociale
5.260% due 11/01/2006	5,700	5,675

CBA (de) Finance
5.240% due 10/30/2006	23,200	23,105
5.250% due 10/31/2006	108,000	107,543
5.260% due 11/30/2006	31,100	30,832
5.260% due 12/08/2006	8,800	8,710

Danske Corp.
5.245% due 10/16/2006	6,600	6,587
5.250% due 12/08/2006	96,700	95,716
5.270% due 11/06/2006	8,800	8,755
5.400% due 10/19/2006	18,900	18,852

Dexia Delaware LLC
5.270% due 10/16/2006	701	700

DnB NORBank ASA
5.220% due 01/19/2007	1,500	1,476
5.250% due 11/22/2006	700	695
5.270% due 11/08/2006	3,100	3,083

General Electric Capital Corp.
5.270% due 11/15/2006	5,200	5,166
5.290% due 11/10/2006	100,000	99,427

HBOS Treasury Services PLC
5.260% due 12/08/2006	1,900	1,881
5.265% due 12/06/2006	4,900	4,852
5.265% due 12/08/2006	10,800	10,690
5.270% due 11/21/2006	40,000	39,707
5.320% due 11/07/2006	50,000	49,734

ING U.S. Funding LLC
5.240% due 10/26/2006	3,700	3,687

Intesa Funding LLC
5.255% due 10/13/2006	20,500	20,467

IXIS Commercial Paper Corp.
5.270% due 12/20/2006	17,300	17,094

Lloyds TSB Bank PLC
5.250% due 10/16/2006	27,100	27,045
5.250% due 10/26/2006	25,700	25,610

Nordea N.A., Inc.
5.240% due 12/07/2006	17,400	17,225

Oesterreichische
5.250% due 10/25/2006	2,600	2,591

Royal Bank of Canada
5.260% due 11/21/2006	100,000	99,269

San Paolo IMI U.S. Financial Co.
5.255% due 12/14/2006	15,000	14,834

Sanofi Aventis
5.250% due 11/10/2006	29,200	29,034
5.250% due 11/17/2006	14,200	14,107

Santander Finance
5.255% due 12/14/2006	700	692
5.260% due 12/14/2006	6,200	6,131
5.285% due 11/14/2006	44,100	43,822

Skandinaviska Enskilda Banken AB
5.255% due 12/15/2006	2,500	2,472

Spintab AB
5.275% due 12/21/2006	21,900	21,636

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.280% due 11/10/2006	$34,800	$34,601
5.365% due 10/25/2006	16,700	16,643

Stadshypoket Delaware, Inc.
5.260% due 11/13/2006	19,200	19,082
5.280% due 10/13/2006	17,000	16,973
5.300% due 11/16/2006	10,400	10,331
5.360% due 10/30/2006	16,300	16,232
5.365% due 10/25/2006	8,500	8,471

Statens Bostadsfin Bank
5.255% due 11/28/2006	13,800	13,685
5.260% due 11/28/2006	21,000	20,825

Svenska Handelsbanken, Inc.
5.245% due 11/15/2006	10,900	10,830
5.255% due 12/26/2006	65,500	64,662
5.390% due 10/10/2006	6,136	6,129

UBS Finance Delaware LLC
5.250% due 10/16/2006	4,100	4,092
5.255% due 10/30/2006	100,000	99,591
5.270% due 10/24/2006	16,900	16,846

Wells Fargo Bank N.A.
5.260% due 10/03/2006	200,000	200,000

Westpac Capital Corp.
5.185% due 10/10/2006	15,100	15,083
5.265% due 11/22/2006	100,000	99,254
5.345% due 10/24/2006	23,200	23,124

Westpac Trust Securities NZ Ltd.
5.380% due 10/12/2006	50,000	49,925

		2,048,579

REPURCHASE AGREEMENTS 5.5%

Lehman Brothers, Inc.
5.050% due 10/02/2006	421,000	421,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.875% due 08/15/2009 valued at $429,753. Repurchase proceeds are $421,177.)

TRI-PARTY REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
4.900% due 10/02/2006	8,557	8,557

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% - 6.550% due 10/15/2008 - 09/26/2036 valued at $8,731. Repurchase proceeds are $8,560.)

U.S. TREASURY BILLS 2.5%

4.955% due 11/30/2006 - 12/14/2006 (c)(e)(g)	187,810	185,852

Total Short-Term Instruments (Cost $3,107,599)		3,107,488

PURCHASED OPTIONS (I) 1.0%
(Cost $42,176)		77,728

Total Investments (f) 115.4% (Cost $8,730,808)		$8,768,027

Written Options (j) (1.2%) (Premiums $54,946)		(91,405)

Other Assets and Liabilities (Net) (14.2%)		(1,080,567)

Net Assets 100.0%		$7,596,055

See Accompanying Notes	Semiannual Report	September 30, 2006	83

Schedule of Investments  U.S. Government Sector Portfolio  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $29,689 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(f)	As of September 30, 2006, portfolio securities with an aggregate value of $172,183 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $112,777 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	26,745	$(16,686)
90-Day Eurodollar December Futures	Long	12/2007	25,408	13,352
90-Day Eurodollar June Futures	Long	06/2007	15,062	7,318
90-Day Eurodollar June Futures	Long	06/2008	11,145	11,124
90-Day Eurodollar March Futures	Long	03/2008	16,830	18,755
U.S. Treasury 5-Year Note December Futures	Long	12/2006	29,702	20,059
U.S. Treasury 10-Year Note December Futures	Long	12/2006	10,437	10,608
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	3,875	(8,801)

				$55,729

(h)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized (Depreciation)
Merrill Lynch & Co., Inc.	Altius Funding Ltd. 6.790% due 12/09/2040	Buy	(1.230%	)	12/09/2040	$3,000	$(3)

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	$5,800	$32
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	106,300	(3,154)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2008	1,000,000	9,357
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	67,200	1,076
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	536,230	(15,908)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2008	695,600	6,509
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2011	536,300	8,585
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016	622,000	(18,459)
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	1,326,200	20,822
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016	27,570	(820)
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2009	470,000	3,837

						$11,877

(i)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$ 92.000	12/18/2006	8,468	$80	$53
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	10,200	97	64
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	2,220	21	14
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	12,964	123	81
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	17,215	164	108
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	9,843	94	61
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	10,422	99	65
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	4,003	38	25
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	3,200	30	20

				$746	$491

84	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	$290,000	$1,479	$0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	1,014,000	4,462	8,113
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007	840,000	4,032	9,818
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	3,289,100	17,279	27,510
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.370%	07/02/2007	3,144,800	12,123	31,171
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	4.730%	02/01/2007	600,000	2,055	625

							$41,430	$77,237

(j)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$ 95.000	12/18/2006	5,096	$2,014	$4,268
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	3,049	2,017	4,459

				$4,031	$8,727

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.500%	05/02/2008	$51,200	$1,024	$426
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.500%	05/02/2008	51,200	1,213	775
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	124,000	1,463	0
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	113,000	2,497	941
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	113,000	2,678	1,709
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	51,200	1,024	426
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	51,200	1,208	774
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	441,000	4,485	8,160
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	370,000	4,089	10,040
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	1,429,000	17,235	28,466
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007	1,031,200	11,883	30,271
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	258,000	2,116	690

							$50,915	$82,678

(k)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
U.S. Treasury Bonds	5.375%	02/15/2031	$587,200	$627,346	$639,767

(1) Market value includes $5,362 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2006	85

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 59 separate investment funds, twelve of which are presented herein. The Asset-Backed Securities, Developing Local Markets, Emerging Markets, High Yield, International, Investment Grade Corporate, Mortgage, Municipal Sector, Real Return, Short-Term, Short-Term II and U.S. Government Sector Portfolios (the “Portfolios”) are a series of the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies (“RIC”), the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/

asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Portfolio’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income in the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Portfolio are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items

86	PIMCO Funds	Private Account Portfolio Series

(Unaudited) September 30, 2006

are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Foreign Currency  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	KZT	Kazakhstan Tenge
CLP	Chilean Peso	MXN	Mexican Peso
CNY	Chinese Yuan Renminbi	MYR	Malaysian Ringgit
COP	Colombian Peso	NZD	New Zealand Dollar
CZK	Czech Koruna	PLN	Polish Zloty
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	Great Britain Pound	SKK	Slovak Koruna
HKD	Hong Kong Dollar	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

(f) Forward Currency Transactions  Certain Portfolios may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Portfolio’s Statement of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(g) Futures Contracts  Certain Portfolios are authorized to enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

(h) Inflation-Indexed Bonds  Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

(i) Options Contracts  Certain Portfolios may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Certain options with may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included in a Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are

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Notes to Financial Statements  (Cont.)

treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(j) Payment In-Kind Securities  Certain Portfolios may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

(k) Repurchase Agreements  Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Reverse Repurchase Agreements  Certain Portfolios are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Portfolio may decline below the repurchase price of the security. A Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(m) Restricted Securities  Certain Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(n) Short Sales  Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  Certain Portfolios may invest in swap agreements. Swap transactions are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Portfolio may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolios from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the

88	PIMCO Funds	Private Account Portfolio Series

(Unaudited) September 30, 2006

measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Loan Participations and Assignments  Certain Portfolios may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2006, there were no open unfunded loan commitments.

(q) Mortgage-Related and Other Asset-Backed Securities  Certain Portfolios may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government- sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Portfolios’ annual financial statements for the year ending March 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio, at an annual rate based on average daily net assets of each Portfolio. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

Portfolio Name	Investment Advisory Fee	Administration Fee
Asset-Backed Securities Portfolio	0.02%	0.03%
Developing Local Markets Portfolio	0.02%	0.10%
Emerging Markets Portfolio	0.02%	0.10%
High Yield Portfolio	0.02%	0.03%
International Portfolio	0.02%	0.10%
Investment Grade Corporate Portfolio	0.02%	0.03%
Mortgage Portfolio	0.02%	0.03%
Municipal Sector Portfolio	0.02%	0.03%
Real Return Portfolio	0.02%	0.03%
Short-Term Portfolio	0.02%	0.03%
Short-Term Portfolio II	0.02%	0.03%
U.S. Government Sector Portfolio	0.02%	0.03%

(c) Portfolio Expenses The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and

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Notes to Financial Statements  (Cont.)

employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets Portfolio and Short-Term Portfolio II administrative fees, to the extent that the payment of each Portfolio’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Portfolio’s average daily net assets).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Portfolio’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Portfolios’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows:

Portfolio Name	03/31/2004	03/31/2005	03/31/2006	09/30/2006
Developing Local Markets Portfolio	$0	$0	$0	$0
Short-Term Portfolio II	0	0	0	0

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Distributor  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares.

4.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a portfolio from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2006, the Portfolios below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Portfolio Name	Purchases	Sales
High Yield Portfolio	$0	$17,524
Emerging Markets Portfolio	0	23,763

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance.

90	PIMCO Funds	Private Account Portfolio Series

(Unaudited) September 30, 2006

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
Asset-Backed Securities Portfolio	$97,733	$54,236	$169,210	$29,246
Developing Local Markets Portfolio	500	0	105,203	14,259
Emerging Markets Portfolio	16,976	16,002	562,519	951,995
High Yield Portfolio	0	0	126,354	213,903
International Portfolio	2,030,935	1,286,529	3,362,361	3,744,415
Investment Grade Corporate Portfolio	19,283	19,384	287,259	129,653
Mortgage Portfolio	53,142,787	51,709,778	758,464	200,985
Municipal Sector Portfolio	0	0	99,432	226,389
Real Return Portfolio	3,645,754	3,681,925	4,698	2,457
Short-Term Portfolio	395,276	601,459	194,994	101,119
Short-Term Portfolio II	41,300	56,112	98,528	44,660
U.S. Government Sector Portfolio	7,127,644	6,821,823	1,048,561	246,031

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Asset-Backed Securities Portfolio		High Yield Portfolio			International Portfolio
	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	Notional Amount in $		Notional Amount in GBP	Premium
Balance at 03/31/2006	$3,000	$89	447	$13,400	$174	$200,000	GBP	0	$1,207
Sales	0	0	0	0	0	0		147,500	2,476
Closing Buys	0	0	(447)	(13,400)	(174)	(200,000)		0	(1,207)
Expirations	(3,000)	(89)	0	0	0	0		0	0
Exercised	0	0	0	0	0	0		0	0
Balance at 09/30/2006	$0	$0	0	$0	$0	$0	GBP	147,500	$2,476

	Investment Grade Corporate Portfolio			Mortgage Portfolio			Real Return Portfolio
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	1,230	$0	$329	0	$183,400	$1,423	151	$0	$104
Sales	7,336	6,900	1,317	2,420	502,600	4,964	2,290	85,000	1,020
Closing Buys	0	0	0	0	(134,000)	(1,004)	(17)	0	(16)
Expirations	(4,013)	0	(750)	(2,420)	0	(333)	(1,893)	(21,000)	(446)
Exercised	(265)	0	(61)	0	0	0	(241)	0	(23)
Balance at 09/30/2006	4,288	$6,900	$835	0	$552,000	$5,050	290	$64,000	$639

	Short-Term Portfolio			Short-Term Portfolio II					U.S. Government Sector Portfolio
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	340	$178,200	$1,559	1,177	$62,000	GBP	0	$1,325	29,512	$867,800	$28,351
Sales	2,244	199,600	2,254	528	119,200		6,200	1,136	0	3,271,200	37,691
Closing Buys	0	(100,000)	(637)	0	(53,400)		0	(333)	(3,566)	(55,000)	(2,587)
Expirations	(2,304)	(45,400)	(584)	(134)	(54,300)		0	(338)	(9,943)	0	(3,773)
Exercised	0	0	0	(1,043)	0		0	(805)	(7,858)	0	(4,736)
Balance at 09/30/2006	280	$232,400	$2,592	528	$73,500	GBP	6,200	$985	8,145	$4,084,000	$54,946

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Notes to Financial Statements  (Cont.)

8. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Asset-Backed Securities Portfolio				Developing Local Markets Portfolio				Emerging Markets Portfolio
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	16,930	$178,720	12,603	$133,163	5,226	$58,985	9,116	$101,854	7,463	$83,979	27,549	$318,022
Issued as reinvestment of	885	9,261	1,020	10,767	358	3,968	974	10,672	1,941	21,556	12,478	142,733
Cost of shares redeemed	(2,753)	(28,954)	(3,598)	(38,242)	(3,027)	(34,154)	(3,358)	(37,357)	(34,252)	(385,881)	(82,919)	(954,876)
Net increase (decrease) resulting from Portfolio share transactions	15,062	$159,027	10,025	$105,688	2,557	$28,799	6,732	$75,169	(24,848)	$(280,346)	(42,892)	$(494,121)

	High Yield Portfolio				International Portfolio				Investment Grade Corporate Portfolio
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	5,863	$48,721	24,084	$198,559	287,440	$1,469,459	119,360	$651,786	6,500	$63,640	15,243	$150,533
Issued as reinvestment of	1,023	8,341	2,711	22,394	16,394	82,252	55,327	294,674	2,923	28,413	6,404	62,704
Cost of shares redeemed	(18,291)	(151,207)	(14,321)	(119,025)	(109,793)	(572,091)	(255,212)	(1,490,905)	(10,760)	(105,503)	(14,129)	(139,636)
Net increase (decrease) resulting from Portfolio share transactions	(11,405)	$(94,145)	12,474	$101,928	194,041	$979,620	(80,525)	$(544,445)	(1,337)	$(13,450)	7,518	$73,601

	Mortgage Portfolio				Municipal Sector Portfolio				Real Return Portfolio
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	128,892	$1,333,592	695,281	$7,305,557	3,476	$35,930	4,216	$43,646	39,695	$416,969	53,072	$585,183
Issued as reinvestment of	30,131	309,545	43,308	451,086	759	7,812	1,521	15,731	2,720	28,318	6,906	76,491
Cost of shares redeemed	(178,901)	(1,843,666)	(309,894)	(3,249,629)	(14,278)	(149,357)	(3,418)	(35,404)	(43,822)	(466,148)	(115,953)	(1,331,363)
Net increase (decrease) resulting from Portfolio share transactions	(19,878)	$(200,529)	428,695	$4,507,014	(10,043)	$(105,615)	2,319	$23,973	(1,407)	$(20,861)	(55,975)	$(669,689)

	Short-Term Portfolio				Short-Term Portfolio II				U.S. Government Sector Portfolio
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	46,309	$452,115	105,959	$1,037,999	12,079	$121,900	23,517	$237,360	122,295	$1,271,707	542,472	$5,849,248
Issued as reinvestment of	3,473	33,807	7,723	75,168	983	9,838	3,133	31,394	13,637	141,053	26,086	279,721
Cost of shares redeemed	(43,013)	(420,807)	(269,722)	(2,643,409)	(6,160)	(61,931)	(139,945)	(1,412,859)	(81,230)	(845,949)	(613,745)	(6,633,101)
Net increase (decrease) resulting from Portfolio share transactions	6,769	$65,115	(156,040)	$(1,530,242)	6,902	$69,807	(113,295)	$(1,144,105)	54,702	$566,811	(45,187)	$(504,132)

92	PIMCO Funds	Private Account Portfolio Series

(Unaudited) September 30, 2006

9. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Portfolio Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
Asset-Backed Securities Portfolio	$2,770	$(3,020)	$(250)
Developing Local Markets Portfolio	276	(153)	123
Emerging Markets Portfolio	37,425	(1,108)	36,317
High Yield Portfolio	4,944	(3,020)	1,924
International Portfolio	41,814	(13,889)	27,925
Investment Grade Corporate Portfolio	38,598	(12,617)	25,981
Mortgage Portfolio	111,115	(123,805)	(12,690)
Municipal Sector Portfolio	12,994	(152)	12,842
Real Return Portfolio	5,053	(12,821)	(7,768)
Short-Term Portfolio	3,137	(3,244)	(107)
Short-Term Portfolio II	964	(553)	411
U.S. Government Sector Portfolio	64,829	(27,610)	37,219

(1) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

10. REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Semiannual Report	September 30, 2006	93

Approval of Renewal of the Investment Advisory Contract and Administration Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s Private Account Portfolio Series (the “Portfolios”) for an additional one-year term through August 31, 2007. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews investment performance and a significant amount of information relating to operations, including the Portfolios’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Portfolios.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by PIMCO. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Board received and examined information from PIMCO concerning the Portfolios’ one-, three- and five-, and ten-year performance for the period ended June 30, 2006. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Portfolios and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Portfolios under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Portfolios and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including materials provided in advance of the August 15, 2006 meeting. The Board noted that most of the Portfolios of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over certain periods. The Board considered that a number of the Portfolios’ underperformance was slight, and that certain Portfolios underperforming their benchmark for a given period had outperformed such benchmarks during other periods. The Board discussed the possible reasons for the underperformance of certain Portfolios with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Portfolios. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Portfolios.

94	PIMCO Funds	Private Account Portfolio Series

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Portfolio, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Portfolio returns to current and potential investors. Fees charged to or proposed for different Portfolios for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Portfolios (each as a percentage of average net assets). The Board noted the unique structure of the Portfolios, in that only private account clients of PIMCO are eligible to invest in the Portfolios. The Board took notice of the fact that such clients pay separate account fees to PIMCO, and that under those separate account agreements, PIMCO offsets all of the advisory fees and a portion, and in some cases all, of the administrative fees it receives from the Portfolios against the separate account fees.

The Board also reviewed data comparing the Portfolios’ advisory fees to the rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. The Board considered that Portfolio shareholders generally are large separate account clients who have separately negotiated fee arrangements with PIMCO with respect to their separate accounts. The Board noted that the Portfolios were established primarily as a means of giving certain separate account clients exposure to certain market sectors in a more efficient manner than if the separate account were to invest directly in securities from those market sectors. The Board determined that the Portfolios’ advisory and administrative fees must be evaluated in light of the Portfolios’ purpose and structure.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Portfolios, is reasonable and renewal of the Agreements will likely benefit the Portfolios and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Portfolios as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business. The Board determined that, in evaluating the overall relationship between PIMCO and the Portfolios, it is appropriate to consider the profitability of PIMCO’s separate account business. With respect to potential economies of scale, the Board found that the Portfolios’ fee levels intrinsically reflect certain economies of scale. The Board concluded that the Portfolios’ cost structure was reasonable and that continuation of the Agreements will likely benefit the Portfolios and their shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Portfolios. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO continued to be excellent and favored renewal of the Agreements. The Board concluded that the Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Portfolios, and that the renewal of the Agreements was in the best interests of the Portfolios and their shareholders.

Semiannual Report	September 30, 2006	95

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

Item 2.	Code of Ethics.

Not Applicable.

Item 3.	Audit Committee Financial Expert.

Not Applicable.

Item 4.	Principal Accountant Fees and Services. Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the Total Return Fund) is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its semiannual reports to shareholders for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

September 30, 2006

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
CSC Holdings, Inc.
7.080% due 02/24/2013	$38	$38
7.110% due 02/24/2013	29,398	29,310
7.122% due 03/29/2013	4,314	4,301
7.218% due 03/29/2013	4,314	4,301
Georgia-Pacific Corp.
7.367% due 12/20/2012	5,672	5,710
7.390% due 12/20/2012	35,619	35,729
7.485% due 12/20/2012	1,476	1,481
Myra-Pemex Trust
4.500% due 12/23/2006	49	48
6.313% due 10/20/2006	11	10
6.313% due 12/23/2006	36	36
8.000% due 12/23/2006	398	398
NRG Energy, Inc.
7.367% due 02/01/2013	24,898	25,027
Reynolds American, Inc.
7.250% due 05/31/2012	439	442
7.313% due 05/31/2012	14,274	14,361
Yell Group PLC
7.324% due 02/10/2013	33,000	33,156

Total Bank Loan Obligations (Cost $154,139)		154,348

CORPORATE BONDS & NOTES 17.6%
BANKING & FINANCE 13.0%
Aig-Fp Matched Funding
5.390% due 06/16/2008	100,000	100,756
Allstate Life Global Funding Trusts
5.429% due 03/23/2009	50,000	50,058
American Express Centurion Bank
5.390% due 04/17/2009	89,100	89,180
American Express Credit Corp.
5.330% due 06/12/2007	500	500
5.390% due 03/02/2009	2,480	2,482
American General Corp.
7.500% due 08/11/2010	250	269
American General Finance Corp.
2.750% due 06/15/2008	500	480
4.500% due 11/15/2007	8,946	8,878
5.428% due 06/27/2007	13,000	13,014
5.429% due 03/23/2007	50,100	50,128
5.498% due 06/27/2008	20,000	20,052
5.526% due 08/16/2007	35,715	35,767
American Honda Finance Corp.
5.450% due 03/09/2009	59,680	59,768
5.462% due 05/12/2009	94,600	94,648
American International Group, Inc.
5.050% due 10/01/2015	40,800	39,833
6.250% due 05/01/2036	100,000	105,430
Asahi Finance Cayman Ltd.
5.700% due 12/31/2049	10,000	10,125
Asian Development Bank
5.820% due 06/16/2028	1,100	1,166
ASIF Global Financing
5.508% due 05/03/2007	80,500	80,562
Atlantic & Western Re Ltd.
11.508% due 01/09/2007	19,400	19,227
Australia & New Zealand Banking Group Ltd.
5.470% due 02/18/2008	50,000	50,024
Bank of America Corp.
4.750% due 08/15/2013	500	484
5.378% due 09/25/2009	91,000	91,049
5.399% due 03/24/2009	47,300	47,366
5.409% due 11/24/2008	21,300	21,311
5.654% due 02/11/2009	20,000	20,116
Bank of America N.A.
5.485% due 07/25/2008	4,100	4,103
Bank One Corp.
2.625% due 06/30/2008	500	479
BankAmerica Corp.
6.625% due 10/15/2007	1,000	1,011
Banque Centrale de Tunisie
7.375% due 04/25/2012	4,220	4,596
BBVA U.S. Senior S.A. Unipersonal
5.577% due 04/17/2009	200,000	200,229
Bear Stearns Cos., Inc.
2.875% due 07/02/2008	500	481
5.457% due 03/30/2009	201,700	201,979
5.489% due 08/21/2009	10,000	10,013
5.629% due 02/08/2008	27,350	27,421
5.635% due 04/29/2008	152,605	153,071
5.660% due 09/09/2009	19,980	20,085
5.667% due 01/16/2007	400	400
5.715% due 01/31/2011	50,000	50,137
5.785% due 01/30/2009	201,500	202,808
7.625% due 12/07/2009	80	86
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,126
BNP Paribas
5.186% due 06/29/2049	300	285
Boeing Capital Corp.
7.375% due 09/27/2010	135	146
Capital One Financial Corp.
5.700% due 09/15/2011	10,000	10,081
Caterpillar Financial Services Corp.
3.625% due 11/15/2007	500	491
5.460% due 03/10/2009	15,850	15,877
5.462% due 08/20/2007	12,138	12,154
5.470% due 05/18/2009	82,000	82,113
Charter One Bank N.A.
5.540% due 04/24/2009	100,000	100,114
CIT Group Holdings, Inc.
5.635% due 01/30/2009	226,275	226,909
CIT Group, Inc.
5.460% due 12/19/2007	82,400	82,518
5.462% due 02/21/2008	25,000	25,033
5.500% due 11/30/2007	180	181
5.500% due 06/08/2009	50,000	50,064
5.540% due 12/19/2008	20,000	20,053
5.546% due 08/17/2009	12,000	12,013
5.555% due 08/15/2008	8,400	8,420
5.605% due 02/15/2007	3,000	3,003
5.608% due 05/23/2008	159,355	159,918
5.620% due 09/20/2007	49,455	49,586
5.630% due 05/18/2007	7,090	7,102
5.638% due 11/23/2007	58,936	59,118
7.750% due 04/02/2012	555	615
Citigroup Global Markets Holdings, Inc.
5.609% due 08/03/2009	39,980	40,091
Citigroup, Inc.
4.200% due 12/20/2007	110,800	109,550
5.408% due 12/26/2008	26,655	26,684
5.451% due 06/04/2007	3,800	3,803
5.500% due 05/18/2011	100,000	100,111
5.516% due 05/02/2008	157,585	157,847
5.525% due 01/30/2009	185,000	185,172
5.530% due 06/09/2009	102,559	102,915
5.560% due 05/18/2010	182,550	183,273
CNA Financial Corp.
5.850% due 12/15/2014	10,500	10,429
6.000% due 08/15/2011	10,000	10,151
Commonwealth Bank of Australia
5.370% due 06/08/2009	75,000	75,042
Countrywide Home Loans, Inc.
4.250% due 12/19/2007	205	203
Credit Suisse USA, Inc.
5.520% due 12/09/2008	26,380	26,438
Den Norske Bank ASA
5.490% due 03/10/2008	20,000	20,013
Eli Lilly Services, Inc.
5.440% due 09/12/2008	700	701
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	3,200	2,208
Export-Import Bank of China
4.875% due 07/21/2015	28,200	27,071
Export-Import Bank of Korea
5.590% due 10/04/2011 (c)	88,600	88,483
6.500% due 11/15/2006	9,035	9,042
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	231	263
Ford Motor Credit Co.
5.590% due 03/13/2007	9,500	9,439
5.700% due 01/15/2010	9,650	8,922
6.194% due 09/28/2007	28,830	28,574
6.340% due 03/21/2007	35,700	35,617
7.077% due 01/15/2010	20,300	19,160
7.875% due 06/15/2010	22,528	21,957
General Electric Capital Corp.
4.250% due 06/15/2012	1,450	1,385
5.390% due 05/19/2008	6,000	6,008
5.400% due 08/22/2008	37,500	37,556
5.430% due 12/12/2008	44,000	44,059
5.430% due 03/16/2009	102,500	102,587
5.431% due 03/04/2008	57,600	57,663
5.442% due 05/19/2008	122,000	122,200
5.447% due 06/22/2007	20,015	20,038
5.490% due 06/15/2009	144,965	145,398
5.506% due 05/10/2010	129,600	129,735
5.510% due 12/15/2009	267,290	268,277
5.520% due 01/05/2009	162,750	162,929
5.527% due 06/22/2009	29,760	29,894
5.570% due 01/20/2010	197,600	197,852
5.585% due 04/30/2009	10,479	10,500
5.590% due 04/28/2011	49,970	50,050
5.600% due 07/28/2008	4,005	4,015
5.616% due 02/02/2009	102,768	103,108
5.620% due 10/21/2010	98,800	99,015
5.707% due 01/08/2016	82,800	82,908
5.860% due 05/05/2026	29,950	29,953
6.125% due 02/22/2011	1,100	1,142
8.125% due 05/15/2012	250	285
General Motors Acceptance Corp.
6.242% due 03/20/2007	67,300	67,082
6.407% due 01/16/2007	41,120	41,090
6.457% due 07/16/2007	17,518	17,424
7.430% due 12/01/2021	834	843
See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
Genworth Global Funding Trusts
5.450% due 02/10/2009	$50,000	$50,071
Goldman Sachs Group LP
6.140% due 02/09/2009	10,000	10,124
Goldman Sachs Group, Inc.
3.875% due 01/15/2009	420	409
4.750% due 07/15/2013	500	481
5.250% due 10/15/2013	165	163
5.467% due 03/30/2007	4,100	4,104
5.477% due 12/22/2008	137,575	137,789
5.479% due 06/23/2009	100,000	100,096
5.536% due 11/10/2008	41,000	41,074
5.585% due 07/29/2008	229,470	229,959
5.591% due 03/02/2010	53,584	53,729
5.605% due 10/05/2007	180,100	180,438
5.647% due 01/09/2007	720	720
5.700% due 09/01/2012	1,550	1,578
6.000% due 12/31/2007 (n)	2,045	1,999
6.875% due 01/15/2011	100	106
7.350% due 10/01/2009	150	159
HBOS Capital Funding LP
6.071% due 06/29/2049	10,000	10,161
HBOS PLC
5.920% due 09/29/2049	37,900	36,728
HBOS Treasury Services PLC
5.547% due 07/17/2009	39,000	39,038
Health Care Property Investors, Inc.
5.950% due 09/15/2011	5,000	5,025
HSBC Bank USA N.A.
5.460% due 09/21/2007	800	801
HSBC Capital Funding LP
9.547% due 12/29/2049	43,400	49,297
10.176% due 12/29/2049	20,000	29,467
10.176% due 12/29/2049	46,160	68,029
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	10,000	10,015
HSBC Finance Corp.
5.440% due 02/28/2007	92,400	92,452
5.476% due 08/10/2007	43,000	43,054
5.480% due 06/19/2009	120,000	120,190
5.486% due 05/10/2007	16,000	16,011
5.520% due 09/15/2008	174,850	175,380
5.531% due 12/05/2008	48,900	49,065
5.580% due 05/09/2008	9,350	9,376
5.590% due 02/09/2007	2,400	2,402
5.640% due 07/27/2007	10,000	10,019
5.696% due 11/16/2009	52,979	53,307
5.696% due 05/10/2010	10,000	10,057
5.750% due 01/30/2007	1,750	1,752
6.538% due 11/13/2007	7,500	7,575
7.000% due 05/15/2012	200	216
HSBC Holdings PLC
6.500% due 05/02/2036	45,200	48,145
Infrastructure Finance Corp. Ltd. AID Bonds
2.120% due 03/26/2009	2,000	2,024
International Lease Finance Corp.
5.620% due 05/24/2010	28,180	28,264
5.726% due 07/11/2011	50,000	50,305
5.840% due 04/20/2009	6,500	6,532
5.907% due 01/15/2010	19,630	19,789
iStar Financial, Inc.
5.950% due 10/15/2013	10,000	10,065
JPMorgan & Co., Inc.
6.805% due 02/15/2012	600	624
Jenkins-Empire Associates
6.840% due 08/01/2008	761	756
John Deere Capital Corp.
4.500% due 08/22/2007	1,000	993
4.500% due 08/25/2008	5,100	5,036
5.399% due 07/15/2008	1,000	1,000
5.557% due 04/15/2008	114,360	114,443
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	37,600	38,064
JPMorgan Chase & Co.
4.875% due 03/15/2014	500	483
5.437% due 12/22/2008	15,200	15,229
5.555% due 01/25/2008	20,248	20,287
5.570% due 03/09/2009	10,000	10,041
5.698% due 10/02/2009	52,700	52,960
Lehman Brothers Holdings, Inc.
5.430% due 05/29/2008	49,600	49,648
5.598% due 04/03/2009	50,000	50,069
5.601% due 10/22/2008	1,100	1,102
5.601% due 01/23/2009	108,600	108,779
MBNA Capital B
6.289% due 02/01/2027	7,000	6,992
MBNA Corp.
5.910% due 05/05/2008	10,000	10,074
MBNA Europe Funding PLC
5.490% due 09/07/2007	11,500	11,512
Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	2,000	1,944
5.416% due 06/26/2009	5,000	5,004
5.440% due 06/16/2008	75,000	75,150
5.489% due 08/22/2008	102,575	102,721
5.490% due 06/16/2008	86,655	86,831
5.515% due 03/19/2007	1,220	1,221
5.575% due 01/30/2009	50,000	50,075
5.580% due 10/27/2008	82,000	82,154
5.615% due 07/27/2007	66,923	67,041
5.660% due 10/27/2006	3,000	3,001
5.730% due 02/06/2009	78,400	78,827
Mirage Resorts, Inc.
6.750% due 02/01/2008	27,000	27,304
7.250% due 10/15/2006	8,113	8,113
Morgan Stanley
3.625% due 04/01/2008	500	489
4.250% due 05/15/2010	2,500	2,420
4.750% due 04/01/2014	160	152
5.515% due 04/25/2008	49,970	50,018
5.550% due 02/09/2009	27,385	27,435
5.565% due 11/09/2007	49,400	49,499
5.615% due 07/27/2007	38,370	38,423
5.623% due 01/18/2008	307,047	307,683
5.640% due 01/12/2007	7,280	7,284
5.748% due 01/18/2011	600	602
5.751% due 01/22/2009	252,300	252,583
5.802% due 05/14/2008	85,800	86,142
6.750% due 04/15/2011	200	212
Morgan Stanley Warehouse Facilities
1.390% due 10/30/2006 (n)	234,600	234,600
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	33,126
Natexis AMBS Co. LLC
8.440% due 12/29/2049	14,000	14,707
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	30,701
Pemex Finance Ltd.
8.020% due 05/15/2007	650	655
Petroleum Export Ltd.
5.265% due 06/15/2011	30,837	30,531
Phoenix Quake Ltd.
7.930% due 07/03/2008	36,600	36,935
Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	13,700	12,438
Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	36,600	36,804
Popular North America, Inc.
5.886% due 04/06/2009	25,000	25,077
Premium Asset Trust
5.765% due 09/08/2007	34,900	35,060
Pricoa Global Funding I
5.380% due 11/24/2006	2,000	2,000
5.470% due 09/12/2008	30,000	30,052
Prudential Financial, Inc.
4.104% due 11/15/2006	92	92
5.540% due 06/13/2008	11,030	11,061
Rabobank Capital Funding II
5.260% due 12/29/2049	120	118
Rabobank Capital Funding Trust
5.254% due 12/29/2049	120	116
Rabobank Nederland
5.527% due 01/15/2009	75,000	75,052
Racers, Series 1997
5.705% due 08/15/2007	4,500	4,494
Resona Bank Ltd.
5.850% due 09/29/2049	37,800	37,021
Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	48,700	48,752
5.520% due 04/11/2008	200,000	200,197
5.570% due 07/21/2008	38,000	38,040
7.648% due 08/29/2049	10,195	11,926
9.118% due 03/31/2049	74,200	82,881
Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	1,200	1,201
5.450% due 09/19/2008	107,680	107,847
5.540% due 02/06/2009	91,200	91,338
5.580% due 10/21/2008	43,100	43,134
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,813
5.600% due 09/01/2011	5,000	5,043
SLM Corp.
5.565% due 01/25/2008	70,798	70,925
5.590% due 03/15/2011	60,000	60,052
5.605% due 01/25/2007	2,700	2,702
5.625% due 07/27/2009	118,815	119,018
5.685% due 01/26/2009	115,250	115,722
5.695% due 07/25/2008	92,830	93,190
Sun Life Canada US Capital Trust
8.526% due 05/29/2049	550	581
Textron Financial Corp.
5.570% due 11/07/2008	16,500	16,530
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	486
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	68
6.375% due 03/15/2033	33	34
6.750% due 11/15/2006	1,000	1,001
TXU Eastern Funding Co.
6.450% due 05/15/2005 (a)	15,270	460

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. Bancorp
5.354% due 04/28/2009	$50,000	$50,044
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	65,602
UBS Preferred Funding Trust V
6.243% due 05/29/2049	20,000	20,707
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	5,037
Unicredito Italiano NY
5.360% due 09/11/2007	47,500	47,516
5.398% due 12/03/2007	19,500	19,510
USB Capital IX
6.189% due 04/15/2049	30,400	30,775
Vita Capital Ltd.
6.830% due 01/01/2007	19,600	19,667
Wachovia Bank N.A.
5.358% due 06/27/2008	100,000	100,068
5.429% due 03/23/2009	154,900	154,974
5.460% due 05/25/2010	21,100	21,121
5.461% due 12/02/2010	125,000	125,170
Wachovia Corp.
5.510% due 03/15/2011	36,600	36,682
5.535% due 10/28/2008	81,945	82,067
5.550% due 06/01/2010	17,600	17,660
Wells Fargo & Co.
5.125% due 02/15/2007	3,500	3,497
5.430% due 03/10/2008	25,871	25,903
5.449% due 03/23/2010	100,000	100,142
5.490% due 09/15/2009	329,749	330,570
5.600% due 01/12/2011	10,000	10,017
Wilmington Trust Corp.
10.500% due 07/01/2008 (n)	173	175
XL Capital Europe PLC
6.500% due 01/15/2012	10,000	10,442

		12,727,534

INDUSTRIALS 3.1%
Altria Group, Inc.
7.200% due 02/01/2007	37,000	37,136
America West Airlines, Inc.
6.870% due 01/02/2017	1,530	1,538
American Airlines, Inc.
6.978% due 10/01/2012	20,365	20,940
BellSouth Corp.
4.200% due 09/15/2009	5,000	4,853
BP Canada Finance Co.
3.625% due 01/15/2009	500	486
BP Capital Markets PLC
2.750% due 12/29/2006	225	224
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	4,000	4,020
Caesars Entertainment, Inc.
7.500% due 09/01/2009	200	209
8.875% due 09/15/2008	35,719	37,505
9.375% due 02/15/2007	8,483	8,589
Canadian Natural Resources Ltd.
6.500% due 02/15/2037	25,000	25,428
Chesapeake Energy Corp.
6.875% due 01/15/2016	5,000	4,912
Cisco Systems, Inc.
5.479% due 02/20/2009	73,800	73,978
Coca-Cola Bottling Co. Consolidated
6.850% due 11/01/2007	500	506
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	343
Comcast Cable Communications, Inc.
7.125% due 06/15/2013	400	432
Comcast Corp.
5.800% due 07/14/2009	7,500	7,519
5.850% due 01/15/2010	420	426
7.050% due 03/15/2033	125	134
ConocoPhillips Australia Funding Co.
5.607% due 04/09/2009	215,000	215,344
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	9,397
6.820% due 05/01/2018	5,389	5,522
7.056% due 09/15/2009	40,459	41,806
7.487% due 10/02/2010	1,215	1,270
7.707% due 10/02/2022	3,053	3,265
Cox Communications, Inc.
5.940% due 12/14/2007	118,475	119,085
CSC Holdings, Inc.
7.250% due 07/15/2008	20,710	21,021
7.250% due 04/15/2012	12,000	12,015
7.875% due 12/15/2007	14,314	14,565
CVS Corp.
5.750% due 08/15/2011	6,000	6,084
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010	10,000	9,724
5.640% due 03/07/2007	199,320	199,386
5.740% due 11/17/2006	17,650	17,655
5.820% due 03/13/2009	61,400	61,471
5.870% due 09/10/2007	15,613	15,651
5.875% due 03/15/2011	10,000	10,023
6.019% due 10/31/2008	1,200	1,205
Dell, Inc.
6.550% due 04/15/2008	80	81
Delta Air Lines, Inc.
7.570% due 05/18/2012	9,750	9,768
EchoStar DBS Corp.
5.750% due 10/01/2008	78,021	77,533
8.758% due 10/01/2008	500	506
El Paso Corp.
6.375% due 02/01/2009	24,230	24,291
6.500% due 06/01/2008	53,832	54,168
6.750% due 05/15/2009	31,669	31,986
6.950% due 12/15/2007	30,600	31,059
7.000% due 05/15/2011	12,000	12,135
7.420% due 02/15/2037	9,000	8,685
7.625% due 08/16/2007	16,250	16,534
7.625% due 09/01/2008	31,341	32,242
7.750% due 06/15/2010	15,500	16,120
7.750% due 01/15/2032	110,810	114,134
7.800% due 08/01/2031	17,100	17,613
7.875% due 06/15/2012	28,600	29,816
8.050% due 10/15/2030	12,000	12,540
9.625% due 05/15/2012	12,700	14,129
Enterprise Products Operating LP
4.000% due 10/15/2007	200	197
4.950% due 06/01/2010	50	49
First Data Corp.
4.700% due 08/01/2013	500	480
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	5,000	5,156
Gannett Co., Inc.
5.750% due 06/01/2011	10,000	10,099
General Electric Co.
5.430% due 12/09/2008	117,775	117,907
Harrah’s Operating Co., Inc.
7.125% due 06/01/2007	9,160	9,229
7.500% due 01/15/2009	10,000	10,355
HCA, Inc.
7.250% due 05/20/2008	4,400	4,455
Hess Corp.
6.650% due 08/15/2011	200	210
Hewlett-Packard Co.
5.524% due 05/22/2009	100,000	100,182
Hilton Hotels Corp.
7.625% due 05/15/2008	6,304	6,477
Historic TW, Inc.
8.180% due 08/15/2007	180	184
HJ Heinz Co.
6.428% due 12/01/2008	39,300	40,131
HJ Heinz Finance Co.
6.000% due 03/15/2012	8,000	8,150
Home Depot, Inc.
4.625% due 08/15/2010	215	211
Honeywell International, Inc.
5.450% due 03/13/2009	48,600	48,650
Host Marriott LP
9.250% due 10/01/2007	3,000	3,109
9.500% due 01/15/2007	8,829	8,950
International Business Machines Corp.
5.375% due 02/01/2009	100	101
Kraft Foods, Inc.
4.625% due 11/01/2006	500	500
Lennar Corp.
5.950% due 10/17/2011	9,000	9,010
Mandalay Resort Group
6.500% due 07/31/2009	2,500	2,516
9.500% due 08/01/2008	17,920	19,085
10.250% due 08/01/2007	9,300	9,649
Marathon Oil Corp.
5.375% due 06/01/2007	250	250
Masco Corp.
5.875% due 07/15/2012	5,000	4,989
May Department Stores Co.
4.800% due 07/15/2009	5,000	4,909
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (n)	490	496
Mazda Motor Corp.
10.500% due 07/01/2008 (n)	54	55
MDC Holdings, Inc.
7.000% due 12/01/2012	10,000	10,168
MGM Mirage
8.375% due 02/01/2011	15,000	15,713
9.750% due 06/01/2007	28,775	29,602
Myra-Pemex Trust
6.312% due 12/23/2006	36	36
Norfolk Southern Corp.
6.750% due 02/15/2011	150	159
Northwest Pipeline Corp.
6.625% due 12/01/2007	5,000	5,050
Oracle Corp.
5.730% due 01/13/2009	137,050	137,309
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	222	224

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
Pemex Project Funding Master Trust
5.750% due 12/15/2015	$27,490	$26,892
6.625% due 06/15/2035	46,000	45,252
7.375% due 12/15/2014	22,380	24,249
7.875% due 02/01/2009	3,770	3,957
8.000% due 11/15/2011	100,650	110,765
8.625% due 02/01/2022	38,977	46,909
8.850% due 09/15/2007	1,800	1,858
9.125% due 10/13/2010	85	95
9.250% due 03/30/2018	2,000	2,473
9.375% due 12/02/2008	51,650	55,550
9.500% due 09/15/2027	31,000	40,532
Qwest Communications International, Inc.
7.500% due 11/01/2008	16,227	16,552
7.500% due 02/15/2014	20,783	20,939
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,783
Reynolds American, Inc.
6.500% due 06/01/2007	3,000	3,023
Royal Caribbean Cruises Ltd.
6.750% due 03/15/2008	3,250	3,301
Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,091
Ryland Group, Inc.
5.375% due 06/01/2008	2,500	2,482
SABMiller PLC
5.780% due 07/01/2009	25,000	25,025
Safeway, Inc.
5.718% due 03/27/2009	13,000	13,024
Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	91,200	91,210
Solectron Corp.
7.970% due 11/15/2006	12,500	12,594
Sonat, Inc.
6.750% due 10/01/2007	4,800	4,848
7.625% due 07/15/2011	23,220	23,917
Southern Natural Gas Co.
6.700% due 10/01/2007	4,000	4,041
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	5,500	5,562
Systems 2001 AT LLC
7.156% due 12/15/2011	20,844	21,657
Target Corp.
5.400% due 10/01/2008	200	201
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	14,814
Time Warner, Inc.
6.150% due 05/01/2007	6,100	6,125
6.875% due 05/01/2012	350	371
7.625% due 04/15/2031	120	133
Transocean, Inc.
5.591% due 09/05/2008	13,780	13,788
Tyson Foods, Inc.
6.850% due 04/01/2016	19,200	19,804
Union Pacific Corp.
6.700% due 12/01/2006	1,650	1,653
United Airlines, Inc.
6.071% due 09/01/2014	4,429	4,427
6.201% due 03/01/2010	9,558	9,564
6.602% due 03/01/2015	6,057	6,076
8.030% due 01/01/2013 (a)	465	477
9.060% due 06/17/2015 (a)	3,822	229
9.200% due 03/22/2008 (a)	3,189	1,275
9.210% due 01/21/2017 (a)	9,820	884
10.020% due 03/22/2014 (a)	11,244	5,060
10.125% due 03/22/2015 (a)	13,907	6,397
10.360% due 11/13/2012 (a)	4,000	170
10.850% due 07/05/2014 (a)	34,111	1,194
10.850% due 02/19/2015 (a)	3,000	1,335
11.080% due 05/27/2024 (a)(n)	8,225	1,314
United Technologies Corp.
5.470% due 06/01/2009	107,000	107,141
United Telecom, Inc.
6.890% due 07/01/2008 (n)	700	701
Valero Energy Corp.
7.800% due 06/14/2010	10,000	10,776
Viacom, Inc.
5.750% due 04/30/2011	37,450	37,412
Waste Management, Inc.
7.375% due 08/01/2010	100	107
Weyerhaeuser Co.
6.125% due 03/15/2007	17	17
Williams Cos., Inc.
6.375% due 10/01/2010	14,200	14,200
Xerox Corp.
6.160% due 12/18/2009	1,200	1,209
9.750% due 01/15/2009	15,850	17,237
Yum! Brands, Inc.
7.650% due 05/15/2008	3,000	3,109

		3,024,790

UTILITIES 1.5%
Alabama Power Co.
5.590% due 08/25/2009	17,000	17,068
American Electric Power Co., Inc.
4.709% due 08/16/2007	4,100	4,073
AT&T, Inc.
4.125% due 09/15/2009	250	242
4.214% due 06/05/2007	285,000	283,407
5.495% due 05/15/2008	71,100	71,177
5.612% due 11/14/2008	16,400	16,454
BellSouth Corp.
5.530% due 11/15/2007	20,298	20,329
5.580% due 08/15/2008	93,850	93,918
British Telecommunications PLC
8.375% due 12/15/2010	200	224
8.875% due 12/15/2030	250	334
Cingular Wireless LLC
6.500% due 12/15/2011	80	84
Citizens Communications Co.
7.625% due 08/15/2008	22,500	23,287
CMS Energy Corp.
7.500% due 01/15/2009	22,800	23,598
8.900% due 07/15/2008	8,552	9,001
9.875% due 10/15/2007	10,000	10,437
Consolidated Edison, Inc.
3.625% due 08/01/2008	50	49
Consolidated Natural Gas Co.
5.375% due 11/01/2006	5,000	4,999
Deutsche Telekom International Finance BV
3.875% due 07/22/2008	29,459	28,803
5.569% due 03/23/2009	14,000	14,018
Dominion Resources, Inc.
5.664% due 09/28/2007	600	600
5.700% due 09/17/2012	100	101
DPL, Inc.
8.000% due 03/31/2009	28,000	29,586
El Paso Natural Gas Co.
8.375% due 06/15/2032	20,520	23,594
Entergy Gulf States, Inc.
5.700% due 06/01/2015	50	49
5.800% due 12/01/2009	15,000	14,971
6.140% due 12/08/2008	24,140	24,197
Exelon Corp.
6.750% due 05/01/2011	200	210
FirstEnergy Corp.
5.500% due 11/15/2006	11,400	11,400
Florida Power Corp.
5.802% due 11/14/2008	7,900	7,917
France Telecom S.A.
7.750% due 03/01/2011	870	954
Georgia Power Co.
5.606% due 02/17/2009	14,550	14,605
IPALCO Enterprises, Inc.
8.625% due 11/14/2011	50,858	54,799
KT Corp.
4.875% due 07/15/2015	100	95
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	43,600	44,222
Mountain States Telephone & Telegraph Co.
6.000% due 08/01/2007	2,070	2,065
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	282
Nextel Communications, Inc.
7.375% due 08/01/2015	20,000	20,655
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	130
NiSource Finance Corp.
5.968% due 11/23/2009	25,300	25,316
NiSource, Inc.
3.628% due 11/01/2006	300	299
Ohio Edison Co.
5.450% due 05/01/2015	350	345
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,935
Progress Energy, Inc.
5.957% due 01/15/2010	400	402
6.050% due 04/15/2007	14,250	14,290
7.100% due 03/01/2011	50	54
PSEG Power LLC
5.000% due 04/01/2014	400	382
6.950% due 06/01/2012	172	183
Public Service Enterprise Group, Inc.
5.765% due 09/21/2008	300	300
Qwest Capital Funding, Inc.
6.375% due 07/15/2008	14,700	14,792
7.250% due 02/15/2011	15,500	15,578
Qwest Corp.
5.625% due 11/15/2008	26,100	26,035
7.200% due 11/10/2026	2,150	2,075
7.500% due 10/01/2014	21,500	22,306
7.500% due 06/15/2023	6,850	6,816
7.625% due 06/15/2015	2,000	2,085
8.640% due 06/15/2013	2,800	3,010
8.875% due 03/15/2012	26,725	29,297
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	36	35
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	55,849
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	39,337

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
Scana Corp.
5.550% due 03/01/2008	$24,621	$24,670
Southern California Edison Co.
5.465% due 12/13/2007	38,080	38,116
Southwestern Public Service Co.
5.125% due 11/01/2006	10,690	10,686
Sprint Capital Corp.
6.000% due 01/15/2007	37,670	37,713
7.625% due 01/30/2011	420	453
8.375% due 03/15/2012	750	842
TXU Energy Co. LLC
7.000% due 03/15/2013	420	442
United Telephone Co. of the Northwest
6.890% due 07/01/2008 (n)	2,760	2,765
Verizon Global Funding Corp.
5.535% due 08/15/2007	143,200	143,339
6.125% due 06/15/2007	150	151
7.250% due 12/01/2010	200	215
7.375% due 09/01/2012	200	219
Verizon New England, Inc.
6.500% due 09/15/2011	300	308
Verizon North, Inc.
5.604% due 01/01/2022	3,000	2,864
5.634% due 01/01/2021	3,000	2,861
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	466
Verizon Wireless Capital LLC
5.375% due 12/15/2006	15,335	15,330

		1,417,095

Total Corporate Bonds & Notes (Cost $17,057,331)		17,169,419

MUNICIPAL BONDS & NOTES 0.9%
Alabama State General Obligation Bonds, Series 2002
5.130% due 09/01/2021	13,228	13,850
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
7.010% due 05/15/2035	1,955	2,230
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	1,000	1,065
6.375% due 06/01/2032	7,300	7,893
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.750% due 06/01/2011	8,515	9,068
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037	4,075	4,671
California State Department of Water Resources Revenue Bonds, Series 2000
6.030% due 12/01/2029	2,500	2,635
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	3,149
6.125% due 06/01/2038	2,000	2,125
6.125% due 06/01/2043	2,000	2,120
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	7,683
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.244% due 01/01/2014	7,810	8,053
6.245% due 01/01/2014	8,310	8,832
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
6.243% due 11/01/2013	2,830	3,086
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
6.224% due 11/15/2013	3,765	3,939
6.225% due 11/15/2013	6,680	7,035
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
6.244% due 02/15/2014	4,335	4,700
Detroit, Michigan School District General Obligation Bonds, (FGIC Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	4,583
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032	12,190	3,629
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
0.000% due 08/15/2034	5,265	1,419
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
6.260% due 10/01/2036	2,275	2,385
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,060	2,069
6.250% due 06/01/2033	192,975	212,554
6.750% due 06/01/2039	8,300	9,379
7.875% due 06/01/2042	5,000	6,122
7.900% due 06/01/2042	30	37
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2035	15,000	15,288
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	3,176
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
5.990% due 07/01/2033	1,195	1,289
5.990% due 12/01/2033	5,000	5,414
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	3,295	3,388
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032	55,000	16,837
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA State Aid Withholding Insured), Series 2006
4.750% due 01/15/2027	2,715	2,817
4.750% due 01/15/2028	2,000	2,071
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	60,695	60,493
Los Angeles, California Department of Water & Power Revenue Notes, (FSA insured), Series 2006
6.245% due 07/01/2013	5,900	6,254
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	18,745	19,807
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
6.000% due 08/01/2034	5,000	5,672
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
7.610% due 01/01/2018	2,475	2,953
Michigan State Grosse Pointe Public School System General Obligation Bonds, Series 2005
5.740% due 05/01/2027	5,455	5,839
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
7.010% due 07/01/2030	3,335	3,950
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	1,853	2,138
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,835	4,037
6.000% due 06/01/2037	9,095	9,699
6.125% due 06/01/2042	7,065	7,578
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	13,000	14,086
6.375% due 06/01/2032	112,415	123,401
6.750% due 06/01/2039	1,000	1,121
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA Insured), Series 2005
7.010% due 12/15/2016	500	637
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
5.000% due 06/15/2035	90	93
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
7.010% due 11/01/2024	500	576
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.650% due 08/15/2030	27,700	31,908
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.990% due 02/15/2035	4,022	4,349
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
6.224% due 07/15/2013	6,375	6,759
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,419
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036	47,750	48,938
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	3,400	3,654
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022	31,105	36,460
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	15,800	16,110
University of Iowa Facilities Corporations Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	3,120	3,198
University of Texas Permanent Fund Revenue Bonds, Series 2004
4.750% due 07/01/2030	46,210	47,564

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
Virginia State Tobacco Settlement Financing
Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026	$1,050	$1,103
5.625% due 06/01/2037	10,050	10,544
Washington State Tobacco Settlement Authority
Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	7,563
Wisconsin State Clean Water Revenue Bonds, Series 2002
6.180% due 06/01/2023	500	561

Total Municipal Bonds & Notes (Cost $800,601)		879,055

U.S. GOVERNMENT AGENCIES 51.8%
Fannie Mae
0.000% due 09/01/2007 - 08/25/2023 (d)	65	57
0.950% due 03/25/2009 (b)	1,764	16
1.000% due 09/25/2023	11	10
3.256% due 02/25/2023 (b)	737	22
3.526% due 12/01/2033	4,014	4,005
3.852% due 10/01/2033	153,335	150,262
3.858% due 08/01/2033	70	68
3.970% due 07/01/2019	16	17
4.000% due 02/25/2009 - 09/01/2020	3,773	3,575
4.190% due 10/01/2034	22,598	22,440
4.231% due 11/01/2034	6,478	6,433
4.259% due 03/01/2034	14,161	13,962
4.274% due 02/01/2035	21,561	21,440
4.383% due 10/01/2034	11,251	11,217
4.391% due 12/01/2034	5,582	5,565
4.394% due 03/01/2034	24,214	23,946
4.424% due 11/01/2034	5,809	5,708
4.437% due 10/01/2034	9,375	9,424
4.468% due 09/01/2035	543	535
4.474% due 07/01/2035	10,861	10,725
4.483% due 05/01/2035	68,019	66,857
4.493% due 07/01/2035	10,490	10,387
4.497% due 05/01/2035	13,558	13,416
4.500% due 10/01/2010 - 12/01/2035	27,979	27,642
4.511% due 08/01/2035	18,354	18,180
4.546% due 06/01/2035	8,713	8,658
4.555% due 05/01/2017	3	3
4.606% due 06/01/2015	413	414
4.620% due 05/01/2009	36	35
4.662% due 09/01/2035	5,641	5,634
4.663% due 11/01/2035	35,999	35,437
4.665% due 02/01/2035	7,844	7,765
4.667% due 07/01/2033	61	61
4.678% due 05/25/2035	46,500	45,858
4.680% due 12/01/2012 - 02/01/2035	7,444	7,364
4.692% due 05/01/2035	45,684	44,998
4.696% due 11/01/2035	10,891	10,851
4.700% due 06/01/2035	25,980	25,615
4.716% due 09/01/2035	22,875	22,788
4.732% due 11/01/2034 - 09/01/2035	41,660	41,360
4.733% due 06/01/2035	6,101	5,976
4.765% due 08/01/2035	8,849	8,773
4.805% due 12/01/2018	249	249
4.818% due 11/01/2035	23,505	23,251
4.827% due 02/01/2028	947	951
4.829% due 09/01/2034	50,573	50,115
4.836% due 06/01/2035	398	393
4.870% due 05/01/2013	133	130
4.874% due 01/01/2035	26,694	26,410
4.900% due 01/01/2035	33,094	32,757
4.905% due 02/01/2035	16,601	16,457
4.923% due 07/01/2035	7,460	7,409
4.932% due 01/01/2018	237	240
4.941% due 01/01/2035	34,011	33,675
4.997% due 09/01/2024	444	446
5.000% due 03/01/2009 - 09/25/2042	11,751,820	11,386,765
5.009% due 03/01/2033	231	232
5.011% due 06/01/2035	1,954	1,943
5.024% due 09/01/2017	1,112	1,105
5.025% due 11/01/2022	22	23
5.084% due 10/01/2020	43	43
5.090% due 03/01/2023	489	498
5.104% due 07/01/2035	7,225	7,188
5.107% due 11/01/2024	3,278	3,303
5.134% due 02/01/2028	53	53
5.224% due 05/01/2023	440	446
5.232% due 09/01/2019	869	877
5.291% due 07/01/2019	101	101
5.304% due 09/01/2014	52	52
5.325% due 05/01/2021	31	31
5.333% due 09/01/2035	97	96
5.337% due 01/01/2021	23	23
5.358% due 05/01/2014	144	146
5.375% due 03/01/2023	91	92
5.414% due 02/01/2021	213	217
5.430% due 06/01/2022	41	42
5.444% due 07/01/2024	170	173
5.450% due 01/01/2036	144	143
5.460% due 03/25/2036	42,434	42,444
5.471% due 11/01/2019	211	212
5.480% due 08/25/2034	529	529
5.500% due 05/01/2008 - 10/01/2036	33,703,122	33,251,690
5.500% due 01/01/2033 - 02/01/2035 (h)	617,505	610,275
5.507% due 10/01/2019	593	593
5.528% due 05/01/2030	23	24
5.531% due 03/01/2023	1,307	1,328
5.573% due 09/01/2021	35	35
5.608% due 05/01/2021	52	53
5.632% due 07/01/2042 - 10/01/2044	114,318	115,032
5.673% due 02/01/2022	215	217
5.680% due 07/25/2021 - 05/25/2042	7,441	7,468
5.682% due 09/01/2041	105	106
5.730% due 06/01/2022 - 05/25/2031	1,158	1,163
5.750% due 12/20/2027	1,856	1,830
5.762% due 07/01/2021	48	48
5.780% due 10/18/2030 - 10/25/2030	2,051	2,071
5.788% due 09/01/2023	262	265
5.812% due 02/01/2020	71	72
5.820% due 06/01/2023	22	22
5.830% due 03/25/2017 - 08/25/2030	3,163	3,198
5.832% due 10/01/2030 - 10/01/2040	10,274	10,354
5.856% due 08/01/2022	1,795	1,832
5.870% due 02/01/2018	51	51
5.874% due 12/01/2017	1,104	1,117
5.889% due 01/01/2020	1,256	1,268
5.906% due 02/01/2012	78	80
5.931% due 02/01/2021	172	175
5.940% due 11/01/2023	162	165
5.960% due 04/01/2018	199	203
5.979% due 11/01/2011	178	183
5.981% due 09/01/2025	70	72
5.984% due 09/01/2034	610	614
5.993% due 09/01/2021	9	9
6.000% due 02/01/2009 - 10/01/2036	830,107	836,762
6.020% due 08/01/2027	195	199
6.067% due 01/01/2024	165	169
6.070% due 12/01/2017	6	6
6.079% due 08/01/2025	1,439	1,469
6.090% due 12/01/2008	45	45
6.104% due 12/01/2036	750	756
6.121% due 07/01/2032	213	210
6.122% due 09/01/2022	233	235
6.130% due 04/01/2009	108	109
6.154% due 12/01/2023	23	23
6.158% due 10/01/2026	12	12
6.171% due 01/01/2024	183	187
6.174% due 08/01/2027	1,995	2,010
6.190% due 12/01/2023	226	229
6.210% due 11/01/2023 - 03/01/2026	74	77
6.212% due 12/01/2008	97	98
6.218% due 12/01/2020	983	995
6.227% due 03/01/2019	1,210	1,226
6.230% due 04/25/2032	84	86
6.250% due 01/25/2008 - 02/25/2029	11,588	11,662
6.270% due 09/25/2007	89	89
6.287% due 10/01/2023	43	44
6.290% due 02/25/2029	500	530
6.300% due 10/17/2038	22,156	23,182
6.302% due 12/01/2023	143	145
6.310% due 03/01/2008	84	85
6.319% due 04/01/2027	116	116
6.320% due 10/01/2013	3,986	4,124
6.325% due 12/01/2023	311	317
6.339% due 01/01/2026	163	166
6.355% due 03/01/2025	1,220	1,241
6.370% due 02/25/2013	28,500	28,652
6.390% due 05/25/2036	34,582	35,977
6.399% due 11/01/2021	85	86
6.408% due 12/01/2022	51	52
6.420% due 11/01/2023	67	67
6.429% due 12/01/2025	342	346
6.437% due 10/01/2024	169	172
6.446% due 02/01/2028	96	99
6.475% due 04/01/2027	82	82
6.479% due 11/01/2025 - 12/01/2025	813	828
6.480% due 01/01/2011	97	101
6.500% due 06/01/2008 - 06/25/2044	262,612	269,605

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
6.500% due 09/25/2008 - 10/25/2022 (b)	$50	$3
6.501% due 05/01/2025	394	402
6.509% due 05/01/2022 - 11/01/2025	282	286
6.515% due 11/01/2025	813	827
6.529% due 05/01/2023	297	301
6.540% due 12/01/2007	97	98
6.545% due 08/01/2027	3,206	3,266
6.555% due 08/01/2028	2,057	2,213
6.565% due 09/01/2022	196	197
6.584% due 02/01/2027	574	584
6.599% due 11/01/2025	54	55
6.608% due 02/01/2020 - 06/01/2023	198	200
6.615% due 02/01/2026 - 04/01/2027	88	89
6.620% due 06/01/2025	205	208
6.624% due 07/01/2024	847	862
6.632% due 12/01/2027	798	814
6.656% due 10/01/2024	66	67
6.664% due 08/01/2026	219	222
6.672% due 06/01/2025	975	1,005
6.726% due 11/01/2025	86	88
6.730% due 11/01/2007	994	998
6.740% due 08/25/2007	425	428
6.750% due 10/25/2023	474	492
6.760% due 09/01/2024	314	319
6.770% due 04/01/2027	108	109
6.861% due 06/01/2024	85	87
6.873% due 05/01/2026	83	85
6.900% due 05/25/2023	82	86
6.976% due 06/01/2007	26	26
7.000% due 02/01/2007 - 01/25/2048	24,017	24,826
7.020% due 10/01/2027	227	231
7.057% due 07/01/2026	40	40
7.071% due 05/01/2024	285	294
7.099% due 04/01/2024	538	552
7.110% due 10/01/2009	469	487
7.118% due 08/01/2031	247	253
7.140% due 09/01/2029	12	13
7.162% due 09/25/2008	250	254
7.222% due 04/01/2026	75	77
7.250% due 01/01/2008 - 01/01/2023	2,013	2,043
7.270% due 06/01/2007	131	131
7.291% due 12/01/2010	81	86
7.357% due 08/01/2023	118	119
7.375% due 05/25/2022	1,690	1,769
7.405% due 06/01/2030	496	500
7.421% due 10/01/2024	20	20
7.460% due 08/01/2029	3,686	4,188
7.500% due 11/01/2010 - 07/25/2041	6,995	7,616
7.698% due 08/01/2027	38	38
7.738% due 05/01/2027	105	107
7.750% due 06/01/2009 - 01/25/2022	2,611	2,756
7.780% due 01/01/2018	2,101	2,428
7.800% due 10/25/2022	357	375
7.900% due 11/01/2026 - 12/01/2026	91	93
7.920% due 03/01/2018	2,598	3,033
7.921% due 02/01/2033	8	8
7.980% due 05/01/2030	6,315	6,735
8.000% due 12/01/2007 - 06/01/2032	6,192	6,568
8.000% due 08/18/2027 (b)	16	4
8.060% due 04/01/2030	1,757	1,894
8.080% due 04/01/2030	964	1,040
8.250% due 10/01/2008 - 02/01/2017	23	24
8.490% due 06/01/2025	909	991
8.500% due 01/01/2007 - 10/01/2032	4,998	5,359
8.750% due 01/25/2021	334	360
9.000% due 07/01/2009 - 12/01/2027	2,549	2,753
9.250% due 04/25/2018	32	34
9.300% due 05/25/2018 - 08/25/2019	98	104
9.500% due 11/01/2009 - 07/01/2022	1,619	1,765
9.553% due 09/25/2028	1,033	1,085
9.750% due 11/01/2008	2	2
10.000% due 08/01/2009 - 05/01/2022	205	224
10.500% due 11/01/2013 - 04/01/2022	82	88
11.000% due 11/01/2013 - 11/01/2020	235	261
11.500% due 08/20/2016 - 11/01/2019	11	13
12.000% due 05/01/2016	1	2
12.500% due 10/01/2015	5	6
13.250% due 09/01/2011	3	3
14.750% due 08/01/2012	31	35
15.000% due 10/15/2012	55	63
15.500% due 10/01/2012 - 12/01/2012	5	6
15.750% due 12/01/2011 - 08/01/2012	21	24
16.000% due 09/01/2012	33	38
903.212% due 08/25/2021 (b)	0	10
1000.000% due 04/25/2022 (b)	0	8
1122.425% due 09/25/2008 (b)	0	5
Federal Farm Credit Bank
5.225% due 03/01/2007	2,000	2,000
Federal Home Loan Bank
0.000% due 02/05/2007	47,650	45,863
Federal Housing Administration
2.900% due 05/01/2008	50	49
6.780% due 07/25/2040	7,352	7,352
6.875% due 11/01/2015	2,168	2,187
6.880% due 02/01/2041	11,161	11,329
6.896% due 07/01/2020	11,890	11,994
6.900% due 12/01/2040	22,153	22,485
6.960% due 05/01/2016	4,987	5,012
6.997% due 09/01/2019	123	123
7.110% due 05/01/2019	2,265	2,282
7.211% due 12/01/2021	270	272
7.310% due 06/01/2041	23,010	23,355
7.315% due 08/01/2019	5,559	5,629
7.350% due 04/01/2019 - 11/01/2020	666	671
7.375% due 02/01/2018	172	174
7.400% due 01/25/2020 - 02/01/2021	4,446	4,490
7.430% due 10/01/2018 - 06/25/2024	19,978	20,177
7.450% due 05/01/2021	2,537	2,562
7.460% due 01/01/2023	327	332
7.465% due 11/01/2019	4,826	4,898
7.500% due 03/01/2032	3,205	3,253
7.580% due 12/01/2040	7,231	7,304
7.630% due 08/01/2041	17,348	17,695
7.780% due 11/01/2040	7,231	7,376
8.250% due 01/01/2041	4,621	4,713
8.375% due 02/01/2012	185	188
Freddie Mac
3.500% due 10/15/2011 - 07/15/2032	8,954	8,797
3.750% due 05/15/2015	1,221	1,217
4.000% due 05/01/2011 - 12/15/2024	120,429	118,548
4.050% due 12/01/2026	1,099	1,095
4.125% due 09/15/2007 (b)	122	1
4.160% due 10/25/2023	261	260
4.250% due 03/15/2017 - 04/15/2023	26,204	25,880
4.500% due 11/01/2008 - 05/01/2034	46,296	45,679
4.538% due 08/01/2035	1,959	1,944
4.565% due 01/01/2034	16,302	16,076
4.607% due 09/01/2035	28,349	28,049
4.637% due 07/01/2035	30,550	30,235
4.714% due 06/01/2035	7,546	7,389
4.762% due 01/01/2021	49	49
4.816% due 03/01/2035	6,865	6,782
4.843% due 11/01/2035	42,001	41,515
4.851% due 10/01/2035	48,365	47,791
4.875% due 09/01/2018	105	105
4.894% due 10/01/2035	33,060	32,623
4.910% due 10/01/2035	42,881	42,402
4.915% due 11/01/2034	318	313
4.917% due 07/01/2035	80	79
4.947% due 11/01/2035	32,227	31,842
4.992% due 12/01/2019	5	5
5.000% due 02/01/2007 - 09/01/2035	440,579	435,776
5.041% due 03/01/2022	1,851	1,872
5.073% due 02/15/2008 (b)	20	0
5.122% due 05/01/2035	54,343	54,093
5.123% due 05/01/2023	17	17
5.159% due 01/01/2022	113	112
5.194% due 05/01/2021	1,717	1,717
5.254% due 12/01/2018	484	484
5.315% due 10/01/2020	11	11
5.321% due 05/01/2020	100	101
5.387% due 02/01/2019	370	371
5.390% due 08/15/2032	6,908	6,905
5.424% due 10/01/2020	276	279
5.500% due 10/01/2008 - 10/01/2036	7,001	6,951
5.530% due 02/01/2019 - 11/15/2024	5,719	5,729
5.590% due 08/25/2031	352	354
5.632% due 10/25/2044 - 02/25/2045	70,246	70,300

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
5.680% due 03/15/2025 - 06/15/2031	$15,590	$15,606
5.682% due 07/01/2032	11	11
5.684% due 03/01/2021	1,367	1,370
5.714% due 05/01/2020	22	22
5.730% due 06/15/2018 - 06/15/2031	1,211	1,219
5.747% due 05/01/2018	381	382
5.780% due 01/01/2019 - 12/15/2031	115	117
5.817% due 09/01/2027	108	110
5.828% due 09/01/2023	31	32
5.830% due 09/15/2030 - 01/15/2032	333	335
5.832% due 07/25/2044	939	951
5.875% due 12/01/2016	257	258
5.930% due 11/01/2026	1,108	1,126
5.942% due 05/01/2018	402	403
5.950% due 06/15/2028	37,448	37,650
5.954% due 10/01/2023	646	650
5.955% due 10/01/2023	199	201
5.980% due 02/01/2021	7	7
5.990% due 01/01/2024	115	117
6.000% due 02/15/2008 - 10/01/2036	252,350	255,036
6.038% due 07/01/2019	10	10
6.057% due 11/01/2023	11	11
6.065% due 10/01/2022	50	50
6.090% due 10/25/2023	1,303	1,330
6.125% due 04/01/2017	8	8
6.138% due 12/01/2023	263	267
6.144% due 10/01/2023	285	289
6.150% due 11/01/2023	355	359
6.188% due 06/01/2021	608	616
6.196% due 04/01/2029	236	239
6.200% due 12/15/2008	908	911
6.250% due 04/15/2023 - 12/15/2028	6,429	6,500
6.267% due 06/01/2024	817	828
6.305% due 09/01/2023	253	257
6.322% due 09/01/2028	5	5
6.330% due 05/25/2043	20,963	21,385
6.375% due 06/01/2017	5	5
6.391% due 12/01/2022	32	33
6.400% due 10/15/2008 (b)	3	0
6.401% due 04/01/2024	1,171	1,188
6.440% due 08/01/2023	1,672	1,697
6.469% due 07/01/2025	1,184	1,203
6.500% due 04/01/2008 - 07/25/2043	482,788	495,457
6.500% due 11/15/2008 - 09/15/2023 (b)	144	7
6.520% due 04/01/2025	196	198
6.536% due 02/01/2023	234	238
6.569% due 01/01/2028	52	53
6.579% due 11/01/2028	1,435	1,453
6.603% due 11/01/2020	238	241
6.657% due 03/01/2024	330	335
6.681% due 06/01/2022	44	45
6.718% due 08/01/2023	1	1
6.735% due 07/01/2020	176	177
6.753% due 01/01/2024	75	76
6.771% due 10/01/2026	558	568
6.784% due 05/01/2023	214	214
6.841% due 02/01/2025	39	39
6.847% due 09/01/2023	336	338
6.851% due 06/01/2022	617	628
6.855% due 06/01/2022	231	235
6.897% due 10/01/2024	390	396
6.934% due 09/01/2023	806	823
6.937% due 05/01/2023	147	149
6.950% due 07/15/2021 - 08/15/2021	63	63
6.973% due 05/01/2023	110	112
6.974% due 02/01/2026	434	440
6.984% due 07/01/2023	94	96
6.985% due 07/01/2022	113	115
7.000% due 12/01/2007 - 10/25/2043	67,939	69,955
7.000% due 08/15/2008 - 09/15/2023 (b)	138	9
7.003% due 07/01/2024	226	231
7.031% due 08/01/2023	820	843
7.075% due 01/01/2019 - 06/01/2024	273	277
7.080% due 07/01/2027	20	20
7.088% due 07/01/2023	256	256
7.089% due 04/01/2023	26	26
7.105% due 05/01/2018	62	63
7.106% due 10/01/2023	153	156
7.111% due 08/01/2023	125	126
7.205% due 10/01/2023	234	237
7.211% due 08/01/2023	150	152
7.222% due 07/01/2030	1,642	1,663
7.225% due 06/01/2020	169	174
7.250% due 01/01/2007 - 07/01/2010	1	1
7.328% due 07/01/2019	365	371
7.369% due 09/01/2023	390	396
7.376% due 08/01/2023	56	57
7.500% due 02/01/2007 - 07/01/2032	24,987	25,974
7.645% due 05/01/2025	6,012	6,613
7.750% due 10/01/2011	1	1
8.000% due 10/01/2007 - 09/15/2024	7,335	7,482
8.250% due 12/01/2007 - 06/15/2022	371	371
8.500% due 02/01/2008 - 06/01/2030	4,129	4,174
8.750% due 04/01/2009 - 12/15/2020	174	174
8.900% due 11/15/2020	1,449	1,443
9.000% due 04/01/2009 - 07/01/2030	984	1,004
9.000% due 05/01/2022 (b)	9	1
9.250% due 10/01/2009 - 07/01/2017	5	5
9.500% due 09/01/2016 - 12/01/2022	958	1,008
9.750% due 11/01/2008 - 05/01/2009	2	2
10.000% due 11/01/2011 - 03/01/2021	103	111
10.100% due 09/01/2016	118	130
10.250% due 04/01/2009 - 07/01/2009	90	95
10.500% due 10/01/2017 - 01/01/2021	36	40
10.750% due 09/01/2009 - 12/01/2015	45	46
11.000% due 06/01/2011 - 05/01/2020	86	93
11.250% due 10/01/2009 - 09/01/2015	5	6
11.500% due 01/01/2018	6	7
12.500% due 12/01/2012	2	3
13.250% due 10/01/2013	59	67
14.000% due 04/01/2016	4	4
15.500% due 08/01/2011 - 11/01/2011	3	3
16.250% due 05/01/2011	0	1
884.500% due 01/15/2021 (b)	0	0
1007.500% due 02/15/2022 (b)	0	1
Government National Mortgage Association
4.500% due 07/20/2028 - 07/15/2033	17,335	17,024
4.750% due 08/20/2020 - 02/20/2032	50,939	51,320
5.000% due 02/20/2031 - 08/16/2033	3,928	3,879
5.125% due 12/20/2015 - 12/20/2029	43,447	43,732
5.250% due 01/20/2028 - 03/20/2030	12,610	12,650
5.375% due 02/20/2017 - 05/20/2030	100,508	101,403
5.500% due 01/15/2032 - 11/15/2033	1,166	1,155
5.625% due 02/20/2018 - 03/20/2018	82	82
5.650% due 10/15/2012	5	5
5.730% due 06/20/2030 - 03/16/2032	489	492
5.780% due 10/16/2030	1,538	1,552
5.830% due 02/16/2030 - 04/16/2032	5,451	5,507
5.875% due 04/20/2023	46	46
5.880% due 12/16/2025	175	177
5.930% due 02/16/2030	3,577	3,627
5.980% due 02/16/2030	1,703	1,727
6.000% due 10/15/2008 - 12/15/2033	44,114	44,964
6.500% due 10/15/2008 - 07/15/2040	82,658	85,153
6.670% due 08/15/2040	928	948
6.750% due 06/20/2028 - 10/16/2040	42,586	45,963
7.000% due 11/15/2007 - 11/15/2032	11,247	11,648
7.250% due 07/16/2028	6	6
7.500% due 04/15/2007 - 05/15/2032	12,158	12,555
7.700% due 03/15/2041	6,591	7,009
7.750% due 12/20/2020 - 08/20/2025	48	50
8.000% due 11/15/2006 - 09/15/2031	1,473	1,556
8.250% due 02/15/2007 - 04/15/2020	168	177

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
8.300% due 06/15/2019	$27	$29
8.500% due 09/15/2009 - 04/15/2031	939	1,007
8.750% due 07/15/2007	1	1
9.000% due 08/15/2008 - 08/15/2030	1,207	1,293
9.250% due 12/20/2016	3	3
9.500% due 11/15/2008 - 07/15/2025	796	861
10.000% due 11/15/2009 - 02/15/2025	725	805
10.250% due 02/20/2019	10	11
10.500% due 12/15/2015 - 09/15/2021	135	151
11.000% due 01/15/2010 - 04/20/2019	31	35
11.500% due 04/15/2013 - 10/15/2015	22	25
12.000% due 11/15/2012 - 05/15/2016	109	123
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	6	7
13.500% due 10/15/2012 - 09/15/2014	32	36
15.000% due 08/15/2011 - 11/15/2012	52	60
16.000% due 11/15/2011 - 05/15/2012	60	69
17.000% due 11/15/2011 - 12/15/2011	18	21
Small Business Administration
3.870% due 01/01/2014	1,591	1,535
4.340% due 03/01/2024	294	280
4.504% due 02/01/2014	147	143
4.524% due 02/10/2013	21,400	20,747
4.980% due 11/01/2023	11,515	11,400
5.130% due 09/01/2023	7,521	7,503
5.340% due 11/01/2021	10,078	10,183
6.030% due 02/01/2012	15,304	15,708
6.340% due 03/01/2021	17,287	17,926
6.344% due 08/01/2011	2,034	2,102
6.640% due 02/01/2011	4,883	5,075
6.700% due 12/01/2016	5,749	5,931
6.900% due 12/01/2020	5,338	5,607
6.950% due 11/01/2016	1,441	1,492
7.150% due 03/01/2017	2,498	2,601
7.190% due 12/01/2019	210	221
7.449% due 08/01/2010	14,859	15,680
7.452% due 09/01/2010	8,921	9,392
7.500% due 04/01/2017	1,504	1,572
7.540% due 08/10/2009	10,218	10,706
7.630% due 06/01/2020	9,090	9,685
7.640% due 03/01/2010	5,627	5,936
7.700% due 07/01/2016	176	185
8.017% due 02/10/2010	12,670	13,409

Total U.S. Government Agencies (Cost $50,847,487)		50,567,941

U.S. TREASURY OBLIGATIONS 2.2%
Treasury Inflation Protected Securities (f)
2.375% due 01/15/2025	756,561	768,974
3.625% due 04/15/2028	304,138	377,001
4.250% due 01/15/2010	1,342	1,420
U.S. Treasury Notes
3.000% due 02/15/2008	45	44
4.500% due 09/30/2011	1,000,000	996,485

Total U.S. Treasury Obligations (Cost $2,186,880)		2,143,924

MORTGAGE-BACKED SECURITIES 3.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	336	330
4.390% due 02/25/2045	143,432	139,595
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	11,509	11,631
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	117,900	116,870
Banc of America Funding Corp.
4.114% due 05/25/2035	176,565	172,180
5.250% due 09/20/2034	200	196
Banc of America Mortgage Securities
4.779% due 05/25/2035	17,354	17,337
5.405% due 10/20/2032	144	144
5.500% due 11/25/2033	247	247
6.500% due 09/25/2033	23,091	23,300
6.791% due 07/20/2032	2,360	2,388
Bear Stearns Adjustable Rate Mortgage Trust
4.158% due 01/25/2034	265	266
4.650% due 01/25/2034	628	626
4.750% due 10/25/2035	193,272	190,695
4.799% due 01/25/2034	30	30
5.307% due 04/25/2033	9,157	9,124
5.329% due 02/25/2033	114	113
5.386% due 04/25/2033	24,147	24,009
5.623% due 02/25/2033	18,093	18,036
5.845% due 11/25/2030	19,051	19,101
6.784% due 06/25/2031	1,091	1,100
Bear Stearns Alt-A Trust
4.950% due 01/25/2035	24,574	24,507
5.395% due 05/25/2035	254,503	255,314
5.550% due 04/25/2035	8,843	8,850
5.580% due 07/25/2034	181	181
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	6,416	6,300
5.060% due 11/15/2016	15,313	15,270
5.910% due 02/14/2031	25	25
7.000% due 05/20/2030	45,649	48,680
Bear Stearns Mortgage Securities, Inc.
5.959% due 06/25/2030	597	608
Capco America Securitization Corp.
5.860% due 10/15/2030	4	4
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	246
Citigroup Mortgage Loan Trust, Inc.
4.687% due 08/25/2035	148,029	145,670
4.700% due 12/25/2035	75,769	74,612
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	804	803
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031	70	73
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	145	158
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	1,690	1,668
5.400% due 07/25/2046	14,412	14,424
5.480% due 05/20/2046	7,671	7,683
5.530% due 05/25/2036	7,070	7,059
5.610% due 10/25/2035	3,339	3,344
5.680% due 09/25/2035	7,793	7,834
6.000% due 10/25/2032	6,341	6,350
Countrywide Home Loan Mortgage Pass-Through Trust
3.848% due 10/19/2032	38	38
5.250% due 02/20/2036	71,651	71,017
5.500% due 11/25/2035	10,641	8,891
5.560% due 05/25/2035	42,966	43,033
5.600% due 05/25/2034	5	5
5.620% due 04/25/2035	48,741	48,940
5.776% due 07/19/2031	65	65
CS First Boston Mortgage Securities Corp.
2.611% due 08/15/2036	2,952	2,886
3.006% due 03/15/2036	14,349	14,005
5.351% due 03/25/2032	1,555	1,556
5.550% due 11/15/2019	27,542	27,575
5.660% due 03/25/2032	2,534	2,536
5.702% due 05/25/2032	28	28
5.748% due 05/25/2032	1,165	1,160
5.930% due 12/25/2032	206	206
6.000% due 02/25/2017	540	539
6.000% due 06/25/2017	85	85
6.050% due 06/25/2032	19	19
6.500% due 04/25/2033	6,009	6,032
6.568% due 06/25/2032	33	33
7.290% due 09/15/2041	327	341
7.500% due 12/25/2032	15	15
Denver Arena Trust
6.940% due 11/15/2019	3,343	3,405
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	515	539
DLJ Mortgage Acceptance Corp.
3.844% due 08/01/2021 (n)	581	564
6.781% due 03/25/2023	7	7
8.000% due 03/25/2022	12	12
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	41	41
Federal Agricultural Mortgage Corp.
7.941% due 01/25/2012	577	584
First Nationwide Trust
6.750% due 08/21/2031	12,113	12,088
First Republic Mortgage Loan Trust
5.630% due 08/15/2032	293	293
5.650% due 06/25/2030	5,098	5,104
Fund America Investors Corp. II
6.226% due 06/25/2023	451	454
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	34,578	33,902
GGP Mall Properties Trust
5.007% due 11/15/2011	212	212
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017	64	64
Government Lease Trust
4.000% due 05/18/2011	35,750	34,228
6.390% due 05/18/2007	3,218	3,220
6.480% due 05/18/2011	14,000	14,424
GS Mortgage Securities Corp. II
6.044% due 08/15/2018	14,182	14,522
6.624% due 05/03/2018	55,900	59,469
GSR Mortgage Loan Trust
4.540% due 09/25/2035	127,614	125,926
4.548% due 09/25/2035	119,093	118,596
5.680% due 01/25/2034	96	96
6.000% due 03/25/2032	175	174

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
GSRPM Mortgage Loan Trust
6.030% due 01/25/2032	$4,563	$4,603
Harborview Mortgage Loan Trust
5.570% due 03/19/2037	31,155	31,217
5.670% due 06/20/2035	4,563	4,582
5.680% due 01/19/2035	10,187	10,235
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	3,094	3,091
Indymac ARM Trust
6.410% due 01/25/2032	423	422
6.542% due 01/25/2032	1,985	1,979
7.072% due 08/25/2031	510	508
Indymac Index Mortgage Loan Trust
5.189% due 01/25/2036	30,507	30,708
LB Commercial Conduit Mortgage Trust
6.410% due 06/15/2031	2,104	2,105
LB Mortgage Trust
8.427% due 01/20/2017	32,737	35,784
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	14,760	14,384
4.590% due 04/15/2030	5,479	5,427
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	6,471	6,467
MASTR Adjustable Rate Mortgages Trust
6.163% due 10/25/2032	5,267	5,250
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,648	2,597
MASTR Seasoned Securities Trust
6.196% due 09/25/2017	32,817	33,400
6.500% due 08/25/2032	64,183	64,344
Mellon Residential Funding Corp.
5.570% due 06/15/2030	985	978
5.680% due 11/15/2031	29,017	29,066
5.770% due 12/15/2030	6,213	6,237
5.820% due 10/20/2029	20,958	21,175
5.921% due 07/25/2029	4,326	4,325
6.452% due 01/25/2029	1,716	1,716
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	146	145
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034	31,664	31,542
MLCC Mortgage Investors, Inc.
5.660% due 06/25/2028	8,918	8,965
5.710% due 03/15/2025	514	517
Morgan Stanley Capital I
5.500% due 04/25/2017	90	90
5.900% due 10/15/2035	3,308	3,310
6.160% due 04/03/2014	4,838	4,893
6.170% due 10/03/2034	1,405	1,432
Nationslink Funding Corp.
5.680% due 11/10/2030	2,769	2,777
6.888% due 11/10/2030	373	376
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	4,003	4,157
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	57	57
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)	0	4
PNC Mortgage Acceptance Corp.
7.050% due 10/12/2033	10,205	10,243
Prime Mortgage Trust
5.730% due 02/25/2019	4,788	4,798
5.730% due 02/25/2034	20,716	20,786
Prudential Home Mortgage Securities
7.400% due 11/25/2007	5	5
7.500% due 03/25/2008	211	210
Prudential-Bache CMO Trust
8.400% due 03/20/2021	660	659
RAAC Series 2005-SP1
5.000% due 09/25/2034	16,382	16,276
Regal Trust IV
5.677% due 09/29/2031	2,160	2,157
Resecuritization Mortgage Trust
5.576% due 04/26/2021	9	9
Residential Asset Mortgage Products, Inc.
5.500% due 07/25/2024	9,401	9,410
Residential Funding Mortgage Security I
6.500% due 03/25/2032	1,079	1,084
Salomon Brothers Mortgage Securities VII
5.830% due 05/25/2032	272	272
6.445% due 09/25/2023	16	16
6.759% due 11/25/2022	16	15
6.930% due 12/25/2030	278	277
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	342	344
Sears Mortgage Securities
12.000% due 02/25/2014	103	103
Securitized Asset Sales, Inc.
7.126% due 11/26/2023	180	180
7.218% due 06/25/2023	31	32
Sequoia Mortgage Trust
4.082% due 04/20/2035	60,546	59,447
5.670% due 06/20/2032	454	454
5.680% due 10/19/2026	626	627
5.680% due 07/20/2033	502	506
Structured Adjustable Rate Mortgage Loan Trust
5.354% due 08/25/2034	764	764
5.450% due 01/25/2036	19,847	19,839
6.064% due 01/25/2035	655	659
Structured Asset Mortgage Investments, Inc.
5.520% due 06/25/2036	4,257	4,259
5.640% due 12/25/2035	10,861	10,888
5.660% due 09/19/2032	25,749	25,785
6.016% due 04/30/2030	2	2
6.105% due 05/25/2022	2,297	2,257
Structured Asset Securities Corp.
5.430% due 09/25/2035	12,986	12,995
5.450% due 03/25/2033	16,293	15,839
6.101% due 02/25/2032	4,112	4,099
6.150% due 07/25/2032	6,797	6,936
6.669% due 01/25/2032	10,533	10,503
6.721% due 05/25/2032	434	437
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	42	41
Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	5,962	5,956
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,074
6.800% due 01/25/2028	4,459	4,481
Vendee Mortgage Trust
0.444% due 06/15/2023 (b)	31,320	421
6.500% due 09/15/2024	24,123	24,673
6.820% due 01/15/2030	3,177	3,276
Wachovia Bank Commercial Mortgage Trust
4.061% due 10/15/2041	8,900	8,742
Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	402	400
7.215% due 05/25/2033	542	542
Washington Mutual, Inc.
4.816% due 10/25/2032	7	7
5.106% due 10/25/2032	15,382	15,296
5.410% due 06/25/2046	11,251	11,253
5.427% due 02/27/2034	619	630
5.430% due 05/25/2046	3,477	3,476
5.520% due 04/25/2045	15,855	15,878
5.543% due 06/25/2046	79,532	79,580
5.590% due 11/25/2045	11,926	11,974
5.600% due 12/25/2027	2,194	2,194
5.620% due 08/25/2045	4,144	4,155
5.620% due 10/25/2045	87,694	88,310
5.650% due 12/25/2027	40,984	41,038
5.665% due 11/25/2034	388	389
5.677% due 05/25/2046	6,890	6,890
5.963% due 06/25/2042	5,600	5,615
5.963% due 08/25/2042	686	689
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	465	455
4.319% due 07/25/2035	49,635	48,352
4.950% due 03/25/2036	290,114	287,543
5.091% due 03/25/2036	10,614	10,570

Total Mortgage-Backed Securities (Cost $3,355,822)		3,342,847

ASSET-BACKED SECURITIES 4.3%
Aames Mortgage Investment Trust
5.450% due 10/25/2035	11,573	11,582
ACE Securities Corp.
5.380% due 06/25/2036	25,334	25,350
5.380% due 07/25/2036	48,406	48,399
5.400% due 12/25/2035	24,316	24,337
5.410% due 02/25/2036	20,902	20,920
5.440% due 10/25/2035	700	700
5.480% due 12/25/2035	30,906	30,941
Advanta Mortgage Loan Trust
5.705% due 11/25/2029	418	419
8.250% due 08/25/2030	4,874	4,902
Aegis Asset-Backed Securities Trust
5.440% due 10/25/2035	3,605	3,608
5.620% due 10/25/2034	12,607	12,619
American Express Credit Account Master Trust
5.440% due 11/16/2009	10,000	10,015
Ameriquest Mortgage Securities, Inc.
5.410% due 01/25/2036	5,615	5,620
5.440% due 10/25/2035	1,300	1,301
5.760% due 10/25/2033	73	73
Amortizing Residential Collateral Trust
5.600% due 06/25/2032	555	555
Argent Securities, Inc.
5.390% due 05/25/2036	19,572	19,585
5.400% due 04/25/2036	18,170	18,185
5.410% due 03/25/2036	57,077	57,124
5.450% due 10/25/2035	8,711	8,718
5.450% due 02/25/2036	144,264	144,373
5.470% due 02/25/2036	8,398	8,404
Asset-Backed Funding Certificates
5.440% due 06/25/2035	160	160

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
Asset-Backed Securities Corp. Home Equity
5.390% due 03/25/2036	$2,744	$2,747
5.390% due 07/25/2036	17,438	17,449
5.400% due 03/25/2036	10,528	10,537
5.440% due 11/25/2035	29,650	29,672
5.490% due 05/25/2035	512	513
Basic Asset-Backed Securities Trust
5.410% due 04/25/2036	16,987	16,999
Bear Stearns Asset-Backed Securities, Inc.
5.339% due 06/25/2043	5,591	5,609
5.410% due 12/25/2035	11,004	11,012
5.500% due 12/25/2042	6,823	6,828
5.530% due 09/25/2034	154	154
5.660% due 10/25/2032	8,945	8,960
5.730% due 10/27/2032	4,164	4,183
Brazos Student Finance Corp.
5.900% due 06/01/2023	7,780	7,831
Carrington Mortgage Loan Trust
5.370% due 05/25/2036	14,449	14,459
5.420% due 08/25/2036	14,936	14,945
5.450% due 12/25/2035	15,405	15,415
Cendant Mortgage Corp.
6.000% due 07/25/2043	4,986	4,982
Centex Home Equity
5.380% due 06/25/2036	2,078	2,079
Chase Credit Card Master Trust
5.370% due 09/15/2009	12,115	12,126
5.460% due 03/16/2009	13,215	13,226
Chase Funding Mortgage Loan Asset-Backed Certificates
5.650% due 08/25/2032	4,570	4,573
5.700% due 10/25/2032	191	191
Chase Issuance Trust
5.350% due 07/15/2010	32,000	32,027
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	952	952
Citigroup Mortgage Loan Trust, Inc.
5.430% due 07/25/2035	57	57
5.440% due 09/25/2035	2,285	2,287
Community Program Loan Trust
4.500% due 10/01/2018	9,894	9,753
4.500% due 04/01/2029	26,000	24,433
Conseco Finance
5.780% due 05/15/2032	145	145
Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	115,386	115,458
5.400% due 06/25/2036	43,692	43,729
5.400% due 07/25/2036	17,226	17,242
5.400% due 08/25/2036	14,628	14,639
5.400% due 09/25/2036	32,386	32,409
5.416% due 07/25/2036	50,600	50,640
5.430% due 01/25/2036	164	164
5.450% due 11/25/2035	445	446
5.460% due 07/25/2036	22,269	22,284
5.480% due 11/25/2035	4,259	4,262
5.490% due 02/25/2036	34,251	34,269
5.710% due 03/25/2033	7,316	7,329
Credit-Based Asset Servicing & Securitization
5.440% due 08/25/2035	1,333	1,334
5.450% due 07/25/2035	5,660	5,665
5.880% due 04/25/2032	899	903
CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032	570	571
5.680% due 07/25/2032	2,106	2,109
5.700% due 08/25/2032	1,969	1,971
Delta Funding Home Equity Loan Trust
5.740% due 09/15/2029	293	293
Discover Card Master Trust I
5.705% due 10/16/2013	400	406
Encore Credit Receivables Trust
5.490% due 11/25/2035	13,867	13,878
Equity One Asset-Backed Securities, Inc.
5.610% due 11/25/2032	51	51
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	6	6
Fieldstone Mortgage Investment Corp.
5.410% due 05/25/2036	10,353	10,361
First Alliance Mortgage Loan Trust
5.770% due 01/25/2025	32	32
6.090% due 03/20/2031	2,224	2,226
First Franklin Mortgage Loan Asset-Backed Certificates
5.354% due 07/25/2036	21,819	21,833
5.400% due 01/25/2036	21,844	21,863
5.410% due 04/25/2035	9,449	9,455
5.420% due 01/25/2036	85,734	85,806
First NLC Trust
5.440% due 09/25/2035	1,314	1,315
5.440% due 12/25/2035	100	100
FMAC Loan Receivables Trust
6.500% due 09/15/2020	65	53
7.900% due 04/15/2019	20	19
Ford Credit Auto Owner Trust
5.405% due 09/15/2007	21,791	21,805
Fremont Home Loan Trust
5.380% due 05/25/2036	27,973	27,994
5.420% due 01/25/2036	226	226
5.430% due 11/25/2035	8,868	8,875
5.610% due 01/25/2035	6,387	6,396
Green Tree Financial Corp.
6.160% due 02/01/2031	3,815	3,819
6.240% due 11/01/2016	47	48
6.480% due 12/01/2030	55	55
6.870% due 04/01/2030	1,059	1,066
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	117
GSAMP Trust
5.364% due 08/25/2036	1,173	1,174
5.390% due 04/25/2036	13,403	13,412
5.400% due 01/25/2036	30,123	30,142
5.400% due 02/25/2036	17,102	17,117
5.420% due 11/25/2035	5,655	5,659
GSR Mortgage Loan Trust
5.430% due 11/25/2030	279	279
HFC Home Equity Loan Asset-Backed Certificates
5.520% due 03/20/2036	19,046	19,063
Home Equity Asset Trust
5.410% due 05/25/2036	45,086	45,103
5.420% due 10/25/2035	1,263	1,264
5.430% due 07/25/2035	421	421
5.440% due 02/25/2036	30,359	30,385
5.630% due 11/25/2032	154	154
Home Equity Mortgage Trust
5.420% due 05/25/2036	10,568	10,576
Honda Auto Receivables Owner Trust
5.100% due 09/18/2008	15,200	15,194
HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	19,847	19,863
IMC Home Equity Loan Trust
6.848% due 07/25/2026	97	97
7.310% due 11/20/2028	55	55
7.500% due 04/25/2026	79	79
7.520% due 08/20/2028	32	32
Indymac Home Equity Loan Asset-Backed Trust
5.910% due 07/25/2030	36	36
Indymac Residential Asset-Backed Trust
5.370% due 08/25/2036	44,756	44,790
5.420% due 03/25/2036	46,028	46,062
5.440% due 10/25/2035	48,130	48,169
IXIS Real Estate Capital Trust
5.390% due 08/25/2036	37,546	37,569
5.480% due 09/25/2035	7,963	7,969
JPMorgan Mortgage Acquisition Corp.
5.364% due 08/25/2036	17,758	17,769
5.375% due 10/25/2035	13,348	13,296
5.390% due 01/25/2032	21,565	21,579
5.400% due 02/25/2036	6,992	6,992
5.450% due 09/25/2035	9,908	9,916
5.480% due 08/25/2036	34,876	34,898
Lehman XS Trust
5.410% due 04/25/2046	74,087	74,041
5.420% due 05/25/2046	42,228	42,224
Long Beach Mortgage Loan Trust
5.364% due 07/25/2036	25,618	25,634
5.390% due 04/25/2036	3,183	3,186
5.400% due 03/25/2036	27,905	27,927
5.410% due 02/25/2036	15,274	15,286
5.420% due 01/25/2036	4,265	4,268
5.450% due 09/25/2035	1,281	1,282
5.500% due 06/25/2035	801	801
5.610% due 10/25/2034	71,832	71,921
MASTR Asset-Backed Securities Trust
5.380% due 03/25/2036	25,259	25,279
5.410% due 01/25/2036	54,999	55,044
5.440% due 11/25/2035	57,667	57,711
MBNA Credit Card Master Note Trust
5.830% due 03/15/2010	65,000	65,314
Merrill Lynch Mortgage Investors, Inc.
5.390% due 03/25/2037	31,705	31,730
5.394% due 07/25/2037	46,000	46,022
5.400% due 02/25/2037	18,399	18,414
Metris Master Trust
5.610% due 04/20/2011	3,200	3,207
5.710% due 10/20/2010	12,700	12,708
Mid-State Trust
6.340% due 10/15/2036	25,557	25,961
7.340% due 07/01/2035	1,153	1,219
7.791% due 03/15/2038	4,570	4,922
8.330% due 04/01/2030	26,197	27,174
Morgan Stanley ABS Capital I
5.370% due 04/25/2036	5,531	5,534
5.390% due 03/25/2036	33,870	33,893
5.400% due 12/25/2035	6,652	6,658
5.440% due 07/25/2035	1,361	1,362
Morgan Stanley Capital I
5.400% due 03/25/2036	33,400	33,423
5.660% due 07/25/2032	233	236
See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
Morgan Stanley Home Equity Loans
5.380% due 04/25/2036	$6,772	$6,776
5.410% due 12/25/2035	4,439	4,443
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	5,262	5,420
Nelnet Student Loan Trust
5.051% due 10/27/2014	20,000	20,006
5.378% due 08/23/2011	27,201	27,222
5.495% due 01/26/2015	4,213	4,217
5.575% due 07/25/2016	8,900	8,926
5.575% due 10/25/2016	20,000	20,030
New Century Home Equity Loan Trust
5.390% due 05/25/2036	17,344	17,357
5.410% due 12/25/2035	9,536	9,543
5.440% due 03/25/2035	316	316
5.550% due 03/25/2035	1,200	1,202
7.540% due 06/25/2029	4	4
Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	14,550	14,562
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008	4,637	4,627
4.663% due 02/15/2007	661	662
5.493% due 08/15/2007	8,402	8,410
Nomura Asset Acceptance Corp.
5.470% due 01/25/2036	18,427	18,441
Novastar Home Equity Loan
5.420% due 01/25/2036	18,751	18,766
5.605% due 04/25/2028	165	165
NPF XII, Inc.
2.462% due 11/01/2003 (a)	49,000	2,940
Option One Mortgage Loan Trust
5.400% due 01/25/2036	13,222	13,233
Ownit Mortgage Loan Asset-Backed Certificates
5.390% due 03/25/2037	15,486	15,497
Park Place Securities, Inc.
5.440% due 09/25/2035	1,815	1,816
5.490% due 06/25/2035	10,079	10,086
Popular ABS Mortgage Pass-Through Trust
5.440% due 08/25/2035	4,231	4,234
5.440% due 09/25/2035	3,259	3,261
Quest Trust
5.760% due 12/25/2033	4,223	4,236
5.890% due 06/25/2034	1,353	1,357
Renaissance Home Equity Loan Trust
5.680% due 08/25/2032	1,252	1,256
5.690% due 11/25/2034	335	337
Residential Asset Mortgage Products, Inc.
5.400% due 05/25/2036	10,979	10,986
5.410% due 01/25/2036	18,096	18,110
5.430% due 04/25/2035	11,014	11,022
5.430% due 05/25/2035	338	338
5.630% due 01/25/2034	2,931	2,934
Residential Asset Securities Corp.
5.364% due 06/25/2036	30,687	30,708
5.378% due 09/25/2036	45,467	45,496
5.390% due 04/25/2036	34,899	34,926
5.400% due 03/25/2036	15,470	15,480
5.400% due 04/25/2036	27,123	27,148
5.404% due 10/25/2036	40,660	40,673
5.410% due 01/25/2036	41,005	41,037
5.420% due 01/25/2036	1,821	1,822
5.430% due 03/25/2035	312	313
5.430% due 10/25/2035	26,621	26,643
5.430% due 11/25/2035	14,253	14,264
5.440% due 10/25/2035	333	333
5.500% due 08/25/2035	1,200	1,201
Residential Mortgage Loan Trust
6.875% due 09/25/2029	27	27
SACO I, Inc.
5.390% due 05/25/2036	33,476	33,495
5.404% due 04/25/2036	6,187	6,191
5.430% due 01/25/2036	9,321	9,326
5.440% due 07/25/2035	11	11
5.440% due 12/25/2035	9,383	9,389
5.550% due 06/25/2035	19,609	19,621
5.580% due 12/25/2035	604	605
Salomon Brothers Mortgage Securities VII
5.610% due 09/25/2028	2,434	2,438
5.630% due 03/25/2032	1,745	1,751
Saxon Asset Securities Trust
5.590% due 08/25/2032	889	890
Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	28,688	28,706
5.400% due 10/25/2035	7,459	7,465
SLC Student Loan Trust
5.360% due 12/15/2010	14,946	14,948
SLM Student Loan Trust
5.455% due 01/25/2013	7,777	7,775
5.465% due 01/25/2013	16,356	16,368
5.485% due 07/25/2016	51,613	51,675
5.495% due 01/25/2013	2,728	2,730
5.495% due 01/26/2015	60,663	60,707
5.505% due 07/25/2013	10	10
5.505% due 01/27/2014	35,576	35,598
5.515% due 04/25/2014	1,989	1,991
5.585% due 07/25/2014	7,017	7,025
5.645% due 07/25/2012	14,643	14,665
Soundview Home Equity Loan Trust
5.354% due 07/25/2036	57,848	57,884
5.370% due 11/25/2036	1,886	1,887
5.380% due 10/25/2036	3,800	3,799
5.390% due 06/25/2036	30,273	30,294
5.400% due 02/25/2036	27,705	27,727
5.400% due 03/25/2036	16,430	16,443
5.400% due 05/25/2036	28,956	28,979
5.440% due 05/25/2035	9,107	9,113
5.490% due 07/25/2035	5,430	5,434
5.500% due 04/25/2035	14,696	14,709
Specialty Underwriting & Residential Finance
5.410% due 12/25/2036	30,455	30,480
Structured Asset Investment Loan Trust
5.420% due 07/25/2035	559	560
5.680% due 04/25/2033	2,194	2,196
Structured Asset Securities Corp.
4.900% due 04/25/2035	44,511	42,883
5.380% due 02/25/2036	15,563	15,574
5.410% due 05/25/2035	6,527	6,530
5.430% due 08/25/2035	88	88
5.450% due 03/25/2035	10,840	10,848
5.530% due 10/25/2034	591	592
5.614% due 01/25/2033	6,683	6,729
Susquehanna Auto Lease Trust
4.991% due 04/16/2007	3,551	3,573
Terwin Mortgage Trust
5.450% due 07/25/2035	4,083	4,086
5.480% due 04/25/2036	1,463	1,464
USAA Auto Owner Trust
5.030% due 11/17/2008	15,616	15,609
Wachovia Auto Owner Trust
4.820% due 02/20/2009	542	541
Wachovia Mortgage Loan Trust LLC
5.440% due 10/25/2035	9,335	9,341
Wachovia Student Loan Trust
5.514% due 10/25/2013	20,300	20,300
Washington Mutual Asset-Backed Certificates
5.394% due 04/25/2036	14,307	14,318
Wells Fargo Home Equity Trust
5.440% due 10/25/2035	63,316	63,367
5.440% due 11/25/2035	15,079	15,088
5.450% due 12/25/2035	28,566	28,588
5.570% due 11/25/2035	89,554	89,791
5.580% due 12/25/2035	135,729	136,083
WFS Financial Owner Trust
3.590% due 10/19/2009	21,391	21,197
WMC Mortgage Loan Pass-Through Certificates
6.010% due 05/15/2030	3,822	3,825
6.230% due 10/15/2029	3,690	3,733

Total Asset-Backed Securities (Cost $4,220,890)		4,196,893

SOVEREIGN ISSUES 0.3%
Brazilian Government International Bond
8.000% due 01/15/2018	25,000	27,525
China Development Bank
5.000% due 10/15/2015	29,300	28,363
Colombia Government International Bond
10.750% due 01/15/2013	90	110
Hong Kong Government International Bond
5.125% due 08/01/2014	150	149
Hydro Quebec
5.562% due 09/29/2049	5,600	5,293
Korea Development Bank
4.750% due 07/20/2009	200	197
5.900% due 10/20/2009	100	101
Korea Highway Corp.
5.125% due 05/20/2015	100	98
Mexico Government International Bond
10.375% due 02/17/2009	310	346

	SHARES
Mexico Government International Bond Rights
0.000% due 06/30/2007	2,000,000	40

	PRINCIPAL AMOUNT (000s)
Panama Government International Bond
6.700% due 01/26/2036	$58,230	57,939
8.875% due 09/30/2027	29,750	36,964
9.375% due 07/23/2012	49,060	57,719
9.625% due 02/08/2011	12,600	14,458
Peru Government International Bond
9.125% due 01/15/2008	1,700	1,785
South Africa Government International Bond
6.500% due 06/02/2014	27,000	28,418
Ukraine Government International Bond
6.875% due 03/04/2011	8,000	8,141

Total Sovereign Issues (Cost $243,665)		267,646

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)		VALUE (000s)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	2,300	$3,167
El Paso Corp.
7.125% due 05/06/2009		63,300	83,980
Ford Motor Credit Co.
5.250% due 06/16/2008		15,000	9,502
6.750% due 01/14/2008		8,000	10,190
Gaz Capital for Gazprom
5.875% due 06/01/2015		20,000	26,752
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	12,824
HBOS PLC
4.875% due 03/29/2049		14,090	18,276
Italy Buoni Poliennali Del Tesoro
1.650% due 09/15/2008 (f)		40,137	50,977
JSG Packaging PLC
5.650% due 01/12/2013		2,446	3,123
5.754% due 01/12/2013		2,169	2,768
5.964% due 01/12/2013		3,253	4,153
6.090% due 01/12/2014		1,193	1,523
6.150% due 01/12/2014		1,346	1,718
6.464% due 01/12/2014		1,789	2,284
KBC Bank Funding Trust I
8.220% due 11/29/2049		5,000	7,054
Lloyds TSB Capital
7.375% due 02/07/2049		26,000	37,671
New Zealand Government Bond
4.500% due 02/15/2016	NZD	81,500	73,129
Nordic Telephone Co. Holdings ApS
5.536% due 11/30/2014	EUR	2,000	2,560
6.036% due 11/30/2014		2,000	2,571
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	46,848
Poland Government Bond
5.750% due 03/24/2010	PLN	54,490	17,640
Smurfit Kappa Funding PLC
5.741% due 11/29/2013	EUR	7,915	10,110
5.835% due 01/12/2013		4,217	5,386
6.241% due 11/29/2014		4,353	5,576
6.335% due 01/12/2014		2,319	2,970
United Kingdom Gilt
5.000% due 03/07/2012	GBP	50	95

Total Foreign Currency-Denominated Issues (Cost $366,568)			442,847

	SHARES
PREFERRED STOCKS 0.0%
TECO Energy, Inc.
5.934% due 01/15/2007		1,600,000	40,446

Total Preferred Stocks (Cost $40,566)			40,446

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 32.5%
CERTIFICATES OF DEPOSIT 3.6%
Barclays Bank PLC
4.485% due 01/29/2007		$556,970	556,940
Citibank New York N.A.
5.300% due 12/28/2006		154,400	154,400
5.335% due 12/06/2006		270,000	270,000
5.335% due 12/20/2006		302,800	302,800
5.350% due 11/21/2006		574,000	574,000
5.365% due 11/17/2006		118,200	118,200
5.460% due 10/27/2006		280,000	280,000
Citizens Bank of Massachusetts
5.430% due 11/09/2006		79,000	79,006
Unicredito Italiano SpA
5.350% due 11/20/2006		255,000	255,000
5.360% due 11/27/2006		487,000	487,000
5.385% due 02/15/2007		230,000	230,000
5.405% due 03/01/2007		150,000	150,000
5.485% due 10/10/2006		81,000	81,001

			3,538,347

COMMERCIAL PAPER 16.8%
Abbey National N.A. LLC
5.240% due 10/02/2006		9,270	9,270
5.240% due 10/26/2006		3,600	3,587
5.245% due 10/03/2006		291,000	290,958
5.245% due 01/08/2007		3,200	3,153
5.260% due 11/30/2006		14,700	14,573
5.265% due 12/22/2006		483,800	477,893
Abbey National Treasury Services PLC
5.360% due 12/22/2006		205,000	205,000
ABN AMRO N.A. Finance
5.240% due 01/12/2007		286,000	281,647
ANZ (Delaware), Inc.
5.250% due 12/12/2006		7,200	7,123
5.320% due 10/24/2006		6,300	6,280
5.340% due 10/26/2006		3,100	3,089
ANZ National International Ltd.
5.260% due 12/04/2006		2,225	2,204
5.265% due 12/04/2006		31,000	30,702
5.380% due 10/11/2006		59,000	58,921
5.380% due 10/12/2006		150,000	149,776
ASB Bank Ltd.
5.260% due 12/07/2006		1,000	990
5.350% due 10/26/2006		3,300	3,288
5.350% due 11/03/2006		24,700	24,583
5.375% due 10/26/2006		1,700	1,694
Bank of America Corp.
5.235% due 12/26/2006		81,800	80,754
5.250% due 01/12/2007		246,500	242,748
5.260% due 12/14/2006		61,900	61,216
5.260% due 12/18/2006		10,300	10,180
5.265% due 12/06/2006		19,500	19,307
5.275% due 11/14/2006		8,500	8,446
5.275% due 12/01/2006		87,500	86,698
5.290% due 11/13/2006		41,000	40,747
5.362% due 10/26/2006		230,800	229,975
5.370% due 11/01/2006		3,100	3,086
5.375% due 10/27/2006		31,300	31,183
5.385% due 10/10/2006		16,600	16,580
Bank of Ireland
5.255% due 12/12/2006		160,000	158,278
5.260% due 12/05/2006		1,700	1,683
5.280% due 11/14/2006		91,260	90,684
5.355% due 11/03/2006		2,400	2,389
5.365% due 10/26/2006		3,300	3,288
5.372% due 10/27/2006		115,000	114,571
Barclays U.S. Funding Corp.
5.230% due 12/27/2006		6,500	6,416
5.235% due 12/22/2006		7,900	7,804
5.265% due 12/07/2006		4,000	3,960
5.275% due 11/21/2006		13,100	13,004
5.300% due 11/15/2006		61,300	60,903
5.385% due 10/26/2006		29,500	29,394
5.405% due 10/20/2006		1,000	997
BNP Paribas Finance
5.240% due 01/19/2007		4,400	4,329
5.265% due 11/22/2006		4,600	4,566
5.274% due 12/01/2006		100,000	99,083
5.340% due 10/02/2006		89,600	89,600
Caisse d’Amortissement de la Dette Sociale
5.260% due 11/01/2006		6,800	6,770
5.260% due 01/16/2007		54,300	53,442
5.270% due 11/01/2006		32,000	31,859
CBA (de) Finance
5.240% due 10/30/2006		372,700	371,181
5.250% due 10/18/2006		155,000	154,638
5.250% due 12/08/2006		8,700	8,611
5.255% due 12/15/2006		8,300	8,207
5.260% due 12/18/2006		3,000	2,965
Citigroup Funding, Inc.
5.255% due 11/28/2006		82,000	81,318
5.260% due 12/19/2006		200,000	197,646
5.265% due 11/17/2006		100,000	99,327
5.270% due 11/20/2006		104,200	103,453
5.290% due 10/18/2006		85,400	85,199
5.290% due 11/13/2006		110,300	109,619
Cox Communications, Inc.
5.580% due 03/15/2007		85,000	85,000
5.893% due 01/16/2007		131,900	131,900
Danske Corp.
5.250% due 10/02/2006		300	300
5.250% due 12/04/2006		35,273	34,934
5.250% due 12/08/2006		14,600	14,451
5.255% due 01/18/2007		5,600	5,510
5.265% due 12/27/2006		10,600	10,463
5.270% due 12/21/2006		63,400	62,635
5.270% due 12/27/2006		16,400	16,188
5.275% due 11/20/2006		300,000	297,846
5.355% due 10/26/2006		1,000	996
5.370% due 10/30/2006		1,500	1,494
5.375% due 10/26/2006		11,100	11,060
5.400% due 10/19/2006		20,700	20,647
Dexia Delaware LLC
5.240% due 10/10/2006		8,000	7,991
5.250% due 10/23/2006		3,800	3,788
5.250% due 12/20/2006		1,300	1,285
5.260% due 11/10/2006		6,367	6,331
5.260% due 11/21/2006		2,000	1,985
5.265% due 11/21/2006		9,700	9,629
5.270% due 10/10/2006		2,400	2,397
5.270% due 11/10/2006		9,000	8,949
5.360% due 10/16/2006		6,800	6,786
5.360% due 10/27/2006		9,000	8,966
5.370% due 10/10/2006		14,800	14,782
5.370% due 10/12/2006		100	100
5.380% due 10/13/2006		11,500	11,481
DnB NORBank ASA
5.250% due 12/06/2006		3,600	3,564
5.255% due 12/07/2006		1,500	1,485
5.265% due 02/20/2007		1,600	1,567
5.275% due 11/13/2006		7,700	7,653
5.290% due 10/10/2006		40,000	39,953
Fannie Mae
5.063% due 11/15/2006		12,600	12,519
5.094% due 11/15/2006		34,000	33,786

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
5.098% due 11/15/2006	$6,600	$6,558
5.101% due 11/15/2006	900	894
5.149% due 11/22/2006	1,100	1,092
5.152% due 11/22/2006	200	199
5.165% due 11/08/2006	19,800	19,695
5.252% due 10/11/2006	12,219	12,203
5.257% due 10/11/2006	4,400	4,394
5.278% due 11/22/2006	44,300	43,976
5.280% due 01/10/2007	3,465	3,413
5.310% due 01/03/2007	12,714	12,537
Federal Home Loan Bank
5.056% due 11/01/2006	600	597
5.101% due 11/24/2006	2,500	2,481
5.105% due 11/24/2006	1,600	1,588
5.151% due 10/13/2006	10,500	10,483
5.184% due 10/06/2006	1,400	1,399
5.220% due 10/04/2006	1,100	1,100
5.222% due 10/04/2006	3,200	3,199
5.223% due 10/04/2006	800	800
Freddie Mac
4.894% due 10/03/2006	8,255	8,254
4.994% due 12/12/2006	16,200	16,026
5.123% due 10/03/2006	2,700	2,700
5.132% due 10/02/2006	1,100	1,100
5.133% due 11/14/2006	19,200	19,082
5.143% due 10/10/2006	800	799
5.144% due 10/10/2006	4,100	4,095
5.157% due 10/03/2006	11,800	11,798
5.225% due 10/05/2006	9,300	9,296
5.230% due 10/24/2006	1,200	1,196
5.231% due 02/06/2007	400	392
5.238% due 10/31/2006	1,500	1,494
5.244% due 10/24/2006	30,119	30,022
5.265% due 11/21/2006	1,600	1,589
5.403% due 10/24/2006	2,500	2,492
General Electric Capital Corp.
5.240% due 01/17/2007	400,000	393,624
5.240% due 01/18/2007	400,000	393,568
5.250% due 01/16/2007	40,300	39,663
5.250% due 01/17/2007	40,700	40,051
5.270% due 11/14/2006	11,500	11,428
5.270% due 11/15/2006	8,200	8,147
5.290% due 11/10/2006	82,000	81,530
5.320% due 11/02/2006	11,000	10,950
5.350% due 10/26/2006	18,400	18,334
5.360% due 11/03/2006	600	597
5.370% due 10/10/2006	28,300	28,266
HBOS Treasury Services PLC
5.230% due 12/27/2006	1,900	1,875
5.255% due 12/20/2006	67,200	66,399
5.260% due 12/05/2006	1,400	1,386
5.260% due 12/06/2006	6,100	6,040
5.260% due 12/07/2006	1,900	1,881
5.260% due 12/08/2006	4,400	4,355
5.260% due 12/12/2006	1,500	1,484
5.260% due 12/13/2006	40,500	40,058
5.260% due 12/14/2006	23,000	22,746
5.260% due 12/19/2006	11,400	11,266
5.265% due 11/22/2006	8,500	8,437
5.265% due 12/06/2006	2,200	2,178
5.265% due 12/15/2006	61,565	60,875
5.270% due 11/27/2006	150,000	148,770
5.305% due 01/29/2007	500,000	500,000
5.325% due 11/09/2006	7,300	7,259
5.355% due 10/05/2006	6,200	6,197
5.355% due 10/24/2006	14,200	14,154
5.355% due 11/06/2006	33,852	33,676
5.365% due 11/01/2006	9,700	9,657
5.365% due 11/07/2006	17,600	17,506
5.370% due 10/25/2006	7,100	7,076
5.370% due 10/26/2006	8,100	8,071
5.375% due 10/10/2006	8,800	8,789
5.380% due 10/12/2006	10,700	10,684
HSBC Bank USA N.A.
5.176% due 07/28/2008	50,500	50,500
ING U.S. Funding LLC
5.240% due 12/19/2006	2,500	2,471
5.250% due 12/08/2006	6,958	6,887
5.250% due 12/13/2006	1,000	989
5.255% due 12/18/2006	2,100	2,076
5.260% due 10/10/2006	999	998
5.350% due 10/27/2006	1,300	1,295
5.360% due 10/06/2006	5,200	5,197
5.370% due 10/06/2006	25,020	25,005
5.370% due 10/24/2006	4,400	4,386
Intesa Funding LLC
5.255% due 10/13/2006	266,200	265,773
5.255% due 12/11/2006	66,000	65,299
Istituto Bancario San Paolo
5.355% due 01/16/2007	50,000	50,000
IXIS Commercial Paper Corp.
5.250% due 10/16/2006	1,800	1,796
5.255% due 12/15/2006	1,700	1,681
5.270% due 11/08/2006	1,900	1,890
5.270% due 11/20/2006	150,000	148,924
5.360% due 10/25/2006	13,200	13,155
KFW International Finance
5.250% due 02/14/2007	26,000	25,482
Lloyds TSB Bank PLC
5.245% due 10/27/2006	36,300	36,168
5.250% due 10/16/2006	48,000	47,902
5.250% due 10/26/2006	14,000	13,951
Nordea N.A., Inc.
5.350% due 11/01/2006	2,700	2,688
5.390% due 01/10/2007	37,700	37,137
Oesterreichische
5.250% due 10/13/2006	9,000	8,986
Rabobank USA Financial Corp.
5.270% due 10/02/2006	5,400	5,400
5.350% due 10/03/2006	15,400	15,398
5.360% due 10/02/2006	1,120,900	1,120,900
San Paolo IMI U.S. Financial Co.
5.250% due 01/16/2007	12,300	12,106
5.265% due 11/22/2006	13,500	13,399
5.265% due 12/01/2006	7,200	7,134
Sanofi Aventis
5.230% due 10/25/2006	1,000	997
5.270% due 10/06/2006	6,200	6,196
Santander Finance
5.250% due 12/07/2006	60,500	59,893
5.255% due 12/11/2006	7,000	6,926
5.255% due 12/14/2006	300	297
5.260% due 12/14/2006	87,997	87,025
5.370% due 10/13/2006	2,000	1,997
Skandinaviska Enskilda Banken AB
5.250% due 10/27/2006	2,400	2,391
5.255% due 12/08/2006	7,300	7,226
5.280% due 11/09/2006	6,700	6,663
5.285% due 11/15/2006	9,000	8,942
5.360% due 10/27/2006	13,600	13,549
Societe Generale N.A.
5.245% due 01/08/2007	70,500	69,467
5.250% due 10/10/2006	600	599
5.250% due 10/12/2006	100	100
5.250% due 12/21/2006	1,200	1,186
5.266% due 12/21/2006	22,800	22,525
5.290% due 12/18/2006	39,700	39,238
5.295% due 01/31/2007	1,000,000	1,000,000
5.355% due 10/10/2006	3,000	2,996
5.370% due 10/10/2006	20,100	20,076
5.375% due 10/11/2006	31,500	31,458
5.380% due 10/12/2006	32,400	32,352
Spintab AB
5.260% due 12/05/2006	8,000	7,922
5.265% due 11/22/2006	7,100	7,047
5.270% due 11/14/2006	30,000	29,811
5.270% due 11/17/2006	9,525	9,461
5.270% due 12/21/2006	1,300	1,284
5.340% due 10/02/2006	5,000	5,000
5.340% due 10/23/2006	5,350	5,333
5.350% due 11/02/2006	6,200	6,171
5.350% due 11/03/2006	7,300	7,265
5.365% due 10/25/2006	2,500	2,491
5.400% due 10/06/2006	69,300	69,258
Stadshypoket Delaware, Inc.
5.255% due 11/21/2006	24,600	24,420
5.260% due 11/13/2006	41,400	41,146
5.270% due 11/21/2006	1,500	1,489
5.300% due 11/15/2006	64,400	63,983
5.360% due 10/30/2006	8,500	8,465
Svenska Handelsbanken, Inc.
5.220% due 12/28/2006	400	395
5.240% due 11/27/2006	4,320	4,285
5.250% due 11/01/2006	13,800	13,740
5.390% due 10/10/2006	43,200	43,148
Swedbank
5.210% due 01/22/2007	5,300	5,212
5.240% due 10/18/2006	100	100
5.250% due 10/05/2006	900	900
5.260% due 10/18/2006	1,400	1,397
5.260% due 12/04/2006	6,000	5,942
5.275% due 11/09/2006	8,000	7,955
5.275% due 11/10/2006	18,800	18,693
5.280% due 11/16/2006	7,000	6,954
5.360% due 11/01/2006	6,100	6,073
Time Warner, Inc.
5.390% due 01/22/2007	234,000	230,104
Toronto Dominion Holdings USA, Inc.
5.240% due 10/06/2006	137,100	137,020
TotalFinaElf Capital S.A.
5.230% due 11/14/2006	21,200	21,068
5.360% due 10/02/2006	47,600	47,602
Toyota Motor Credit Corp.
5.245% due 10/10/2006	17,300	17,280
5.250% due 11/13/2006	68,500	68,080
5.350% due 10/26/2006	19,300	19,231
UBS Finance Delaware LLC
5.205% due 01/26/2007	813,700	799,688
5.240% due 10/26/2006	9,900	9,865
5.245% due 01/08/2007	6,600	6,503
5.250% due 10/05/2006	50,000	49,978

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)		VALUE (000s)
5.250% due 10/16/2006		$6,800	$6,786
5.250% due 10/27/2006		2,100	2,092
5.250% due 11/03/2006		100	100
5.250% due 01/11/2007		399,600	393,574
5.255% due 10/02/2006		121,800	121,800
5.255% due 10/27/2006		58,500	58,287
5.255% due 10/30/2006		200,000	199,183
5.255% due 10/31/2006		6,800	6,771
5.260% due 11/16/2006		5,700	5,663
5.260% due 12/01/2006		1,200	1,189
5.265% due 11/16/2006		6,300	6,259
5.270% due 10/24/2006		195,000	194,372
5.280% due 11/16/2006		21,500	21,358
5.340% due 10/02/2006		11,200	11,200
5.350% due 10/11/2006		2,400	2,397
5.355% due 10/24/2006		43,400	43,258
5.370% due 10/10/2006		23,200	23,172
5.375% due 10/11/2006		4,900	4,893
5.375% due 10/26/2006		30,900	30,789
5.380% due 10/06/2006		5,700	5,697
Unicredit Delaware, Inc.
5.265% due 11/28/2006		2,000	1,983
5.280% due 11/28/2006		100	99
5.320% due 11/03/2006		8,700	8,659
5.420% due 11/24/2006		4,200	4,166
Viacom, Inc.
5.594% due 05/29/2007		140,400	140,400
5.600% due 03/22/2007		89,650	89,650
Wells Fargo Bank N.A.
5.260% due 10/03/2006		473,100	473,100
5.270% due 11/03/2006		687,000	687,000
Westpac Capital Corp.
5.250% due 01/18/2007		7,300	7,183
5.255% due 01/18/2007		213,600	210,165
5.260% due 12/11/2006		141,700	140,195
5.265% due 11/21/2006		9,300	9,232
5.270% due 11/16/2006		3,100	3,080
5.280% due 11/10/2006		100,000	99,428
5.345% due 10/24/2006		34,000	33,889
5.380% due 10/11/2006		7,900	7,889
Westpac Trust Securities NZ Ltd.
5.235% due 12/28/2006		48,300	47,669
5.380% due 10/11/2006		269,000	268,638
5.380% due 10/12/2006		103,300	103,146
5.380% due 10/27/2006		167,000	166,376

			16,422,794

REPURCHASE AGREEMENTS 3.3%
Credit Suisse First Boston
5.050% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.000% - 4.500% due 02/15/2009 - 11/15/2012 valued at $1,942,075. Repurchase proceeds are $1,891,496.)		1,890,700	1,890,700
Lehman Brothers, Inc.
5.050% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $4,285 and U.S. Treasury Bonds 6.250% - 8.750% due 08/15/2020 - 08/15/2023 valued at $614,850. Repurchase proceeds are $602,954.)		602,700	602,700
UBS Warburg LLC
5.070% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 6.625% due 02/15/2027 valued at $78,900; U.S. Treasury Inflation Protected Securities 3.375% due 04/15/2032 valued at $10,995 and U.S. Treasury Strips 0.000% due 02/15/2027 - 02/15/2036 valued at $685,100. Repurchase proceeds are $749,316.)		749,000	749,000

			3,242,400

TRI-PARTY REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.900% due 10/02/2006 (Dated 09/29/2006. Collateralized by Fannie Mae 2.350% - 2.710% due 11/03/2006 - 04/05/2007 valued at $151,398; Federal Home Loan Bank 4.250% - 7.610% due 10/05/2006 - 04/16/2007 valued at $250,730; Freddie Mac 4.364% due 03/13/2007 valued at $49,000; and U.S. Treasury Notes 3.625% - 4.000% due 11/15/2012 - 02/15/2015 valued at $40,645. Repurchase proceeds are $482,324.)		482,127	482,127

BELGIUM TREASURY BILLS 0.1%
2.752% due 10/12/2006	EUR	35,300	44,728

FRANCE TREASURY BILLS 3.6%
2.932% due 10/05/2006 - 02/01/2007 (e)		2,792,040	3,524,361

GERMANY TREASURY BILLS 2.3%
2.884% due 10/18/2006 - 01/17/2007 (e)		1,793,370	2,265,859

NETHERLANDS TREASURY BILLS 1.3%
2.899% due 10/31/2006 - 11/30/2006 (e)		1,011,860	1,280,016

SPAIN TREASURY BILLS 0.0%
2.844% due 10/20/2006		10,600	13,423

U.S. TREASURY BILLS 1.0%
4.813% due 10/19/2006 - 12/14/2006 (e)(g)(j)		965,490	955,166

Total Short-Term Instruments (Cost $31,792,716)			31,769,221

Purchased Options (l) 0.5% (Cost $307,951)			464,734
Total Investments (i) 114.2% (Cost $111,374,616)			111,439,321
Written Options (m) (0.6%) (Premiums $356,541)			(585,898)
Other Assets and Liabilities (Net) (13.6%)			(13,268,617)

Net Assets 100.0%			97,584,806

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Principal only security.
(e)	Coupon represents a weighted average rate.
(f)	Principal amount of security is adjusted for inflation.
(g)	Securities with an aggregate market value of $184,206 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(h)	Securities with an aggregate market value of $610,275 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2006.
(i)	As of September 30, 2006, portfolio securities with an aggregate value of $994,924 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(j)	Securities with an aggregate market value of $648,230 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	129,385	$(165,946)
90-Day Eurodollar December Futures	Long	12/2007	132,378	60,467
90-Day Eurodollar December Futures	Long	12/2008	207	260
90-Day Eurodollar June Futures	Long	06/2007	155,086	(28,141)
90-Day Eurodollar June Futures	Long	06/2008	5,248	3,085
90-Day Eurodollar March Futures	Long	03/2007	170,121	(87,463)
90-Day Eurodollar March Futures	Long	03/2008	46,327	32,612
90-Day Eurodollar September Futures	Long	09/2007	130,519	16,321
90-Day Eurodollar September Futures	Long	09/2008	3,307	1,071
Euro-Bobl 5-Year Note Futures	Long	12/2006	5,998	2,103
Euro-Bund 10-Year Note Futures	Long	12/2006	4,193	3,601
U.S. Treasury 5-Year Note December Futures	Long	12/2006	14,381	9,986
U.S. Treasury 10-Year Note December Futures	Long	12/2006	7,639	7,335
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	3,105	5,589
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	10,790	3,844
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	3,043	(3,701)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	3,640	275
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2,112	679
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4,112	1,534
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	6,414	1,289
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1,482	442

				$(134,758)

(k)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%	9/20/2007	JPY 8,849,000	$114
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	12/20/2006	$20,000	219
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	3/20/2007	25,000	354
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	9/20/2007	10,000	50
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370)%	6/20/2008	2,500	8

Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080)%	6/20/2008	3,200	0
Bank of America	Harrah’s Operating Co., Inc. 7.500% due 01/15/2009	Buy	(0.500)%	3/20/2009	10,600	0
Bank of America	May Department Stores Co. 4.800 due 07/15/2009	Buy	(0.190)%	9/20/2009	5,000	8
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	3/20/2010	50,000	222
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	3/20/2010	50,000	201
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	9/20/2010	5,000	537
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690)%	12/20/2014	10,600	(37)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310)%	3/20/2012	10,600	(5)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	3/20/2013	20,900	(2)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	12/20/2006	15,000	46
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	30,000	128
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.675%	3/20/2007	25,000	351
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	6/20/2007	10,000	197
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	6/20/2007	23,000	521
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	6/20/2007	800	19
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007	9,700	234
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	9/20/2007	8,200	39
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140)%	9/20/2009	5,000	2
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520)%	6/20/2010	10,000	(8)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655)%	3/20/2011	10,000	(32)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%)	6/20/2011	5,300	(2)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440)%	9/20/2011	10,300	(15)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370)%	3/20/2012	8,200	18
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%	6/20/2011	10,000	436
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.130)%	6/20/2011	10,000	(515)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%	12/20/2006	26,100	128
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.360%	9/20/2007	20,000	102
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%	9/20/2008	10,000	315
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	9/20/2010	3,000	260
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	9/20/2010	5,000	435
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	9/20/2010	2,000	208
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%	5/20/2016	10,000	120
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.100%	12/20/2006	15,000	177
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%	9/20/2007	10,000	70
Deutsche Bank AG	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850)%	12/20/2010	200,000	(1,319)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	6/20/2011	10,000	434
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	6/20/2011	10,000	438
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%	6/20/2011	10,000	459
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%	6/20/2011	10,000	492
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%	6/20/2011	10,000	528
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.410%)	6/20/2011	10,000	(622)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.400)%	6/20/2011	10,000	(618)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.320)%	6/20/2011	10,000	(587)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.120)%	6/20/2011	10,000	(511)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.100)%	6/20/2011	10,000	(503)
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	7/20/2011	300	1
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%	9/20/2011	25,000	937
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.200)%	9/20/2011	25,000	(370)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785)%	12/20/2011	9,000	(12)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	12/20/2006	3,630	16
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	12/20/2006	3,600	17
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%	12/20/2006	5,600	73
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	6/20/2007	600	13
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	6/20/2007	12,000	303
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007	7,400	41
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	9/20/2007	10,000	60
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	9/20/2010	5,000	435

Goldman Sachs & Co.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850)%	12/20/2010	595,300	(4,864)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	6/20/2011	10,000	538
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150)%	6/20/2011	10,000	(522)
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%	11/20/2006	50,000	48
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	6/20/2007	5,300	(7)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	6/20/2007	5,000	45
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	9/20/2007	7,500	8
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.160%	11/20/2006	20,000	12
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	3/20/2007	4,600	25
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	6/20/2007	5,000	115
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007	3,500	85
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	6/20/2007	29,300	647
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	9/20/2007	25,000	211
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	6/20/2010	10,000	245
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180)%	6/20/2010	8,000	(6)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	6/20/2011	15,000	565
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%	6/20/2011	10,000	636
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330)%	6/20/2011	10,300	(1)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.450)%	6/20/2011	10,000	(637)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.250)%	6/20/2011	15,000	(841)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610)%	9/20/2011	5,000	(9)
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	3/20/2016	10,000	70
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	3/20/2016	6,950	41
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%	3/20/2016	22,400	17
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.160%	11/20/2006	20,000	5
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.270%	11/20/2006	20,000	27
Lehman Brothers, Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.600%	3/20/2007	15,000	290
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	3/20/2007	10,000	52
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	9/20/2007	5,000	15
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007	7,800	43
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	9/20/2007	10,600	69
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%	9/20/2007	15,000	104
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	3/20/2010	50,000	197
Lehman Brothers, Inc.	People’s China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	3/20/2010	50,000	131
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260)%	9/20/2010	5,900	(110)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850)%	12/20/2010	50,000	(651)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	3/20/2011	10,000	441
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	6/20/2011	10,000	538
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150)%	6/20/2011	10,000	(522)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%	10/20/2011	25,000	110
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	5/20/2013	30,000	317
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	3/20/2016	25,000	(177)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	3/20/2016	6,900	(20)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	3/20/2016	41,200	245
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	9.150%	12/20/2006	10,000	217
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	6/20/2007	4,000	89
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 6/15/2012	Buy	(0.290)%	6/20/2012	5,000	(6)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350)%	12/20/2012	10,500	20
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	5/20/2013	15,000	148
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	4/20/2016	300	1
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	12/20/2006	23,000	248
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	20,000	85
Morgan Stanley	Freddie Mac 5.500% due 07/15/2006	Sell	0.215%	2/26/2007	103,300	108
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	6/20/2007	7,300	165
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007	18,900	456
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	6/20/2007	41,800	113
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	9/20/2007	5,900	21

Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	9/20/2007	10,400	42
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250)%	9/20/2010	1,300	(24)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200)%	10/20/2010	10,000	(247)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	3/20/2011	10,000	438
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	6/20/2011	20,000	681
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150)%	6/20/2011	20,000	(1,044)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640)%	6/20/2011	5,200	(11)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580)%	9/20/2012	5,000	5
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	3/20/2013	47,000	96
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600)%	12/20/2013	10,000	(19)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600)%	12/20/2015	5,000	(5)
Morgan Stanley	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%	3/20/2016	22,400	(16)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240)%	9/20/2011	6,200	(1)
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220)%	9/20/2011	5,100	0
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	12,300	134
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%	12/20/2006	15,000	44
UBS AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.650%	3/20/2007	40,000	782
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%	6/20/2007	10,000	123
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	6/20/2007	10,000	245
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	6/20/2007	6,000	152
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007	5,000	27
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.720%	9/20/2007	25,000	215
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	10,000	646
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	3/20/2011	5,000	219
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%	6/20/2011	25,000	824
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	6/20/2011	25,000	1,121
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.500)%	6/20/2011	25,000	(1,641)
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150)%	6/20/2011	25,000	(1,305)
UBS AG	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350)%	9/20/2011	10,000	5
Wachovia Bank N.A.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850)%	12/20/2010	167,500	(1,691)

						$3,593

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	1/4/2010		BRL 124,738	$0
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	463
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	568
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%	6/18/2034		100,000	778
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	6/18/2034		746,400	34,908
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	633
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	6/15/2007	GBP	702,200	(7,370)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	6/16/2011		442,880	(6,266)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	(194)
HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	9/20/2009		325,000	(6,286)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	9/20/2009		130,500	(2,519)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	4.500%	9/20/2009		154,700	(3,009)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	7
UBS AG	6-month GBP-LIBOR	Pay	4.500%	9/20/2009		250,000	(4,881)
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016	MXN	190,000	(86)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		360,000	(158)
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	8.900%	9/12/2016		483,200	181

Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036	$280,500	15,330
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	2,037,500	19,054
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	137,600	2,238
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2026	4,100	240
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2036	75,000	3,432
Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	25,000	1,213
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	1,013,000	(2,005)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	235,000	13,955
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036	286,500	15,919
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016	182,300	5,408
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	190,400	441
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	715,300	34,167
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	48,000	769
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	175,000	7,516
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	205,300	3,286
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016	66,400	1,970
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	187,600	367
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	175,000	7,246
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2016	170,700	5,066
Royal Bank of Canada	3-month USD-LIBOR	Pay	5.000%	12/20/2013	212,100	6,035
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2036	75,000	2,200
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2026	38,700	2,247
Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	50,000	2,413

						$155,276

(l)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	25,205	$239	$157
Put - CME 90-Day Eurodollar December Futures	92.000	12/18/2006	63,487	603	397
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	18,522	176	116
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	28,316	269	177
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	8,529	81	53
Put - CME 90-Day Eurodollar June Futures	91.000	6/18/2007	6,511	62	41
Put - CME 90-Day Eurodollar June Futures	91.250	6/18/2007	68,157	647	426
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	70,330	668	439
Put - CME 90-Day Eurodollar March Futures	92.250	3/19/2007	11,030	105	69
Put - CME 90-Day Eurodollar September Futures	90.250	9/17/2007	25,000	238	156
Put - CME 90-Day Eurodollar September Futures	90.500	9/17/2007	33,374	317	209
Put - CME 90-Day Eurodollar September Futures	90.750	9/17/2007	40,000	380	250
Put - CME 90-Day Eurodollar September Futures	91.000	9/17/2007	42,501	404	266

				$4,189	$2,756

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR- LIBOR	Pay	3.960%	7/2/2007		EUR 815,000	$3,751	$5,410
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR- LIBOR	Pay	3.960%	7/2/2007		3,827,000	21,655	25,405
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR- LIBOR	Pay	4.100%	7/2/2007		1,849,000	10,304	16,328
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR- LIBOR	Pay	3.960%	7/2/2007		1,748,000	8,450	11,613
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP- LIBOR	Pay	5.080%	6/15/2007	GBP	402,300	1,862	2,486
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	6/15/2007		258,700	1,475	1,599
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP- LIBOR	Pay	5.058%	6/15/2007		638,000	2,890	3,715
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD- LIBOR	Pay	5.130%	10/25/2006		$2,833,000	4,298	4,439

Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD- LIBOR	Pay	5.000%	3/8/2007	1,786,000	6,965	6,408
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD- LIBOR	Pay	4.500%	10/4/2006	1,078,300	5,499	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD- LIBOR	Pay	4.800%	12/22/2006	399,000	2,214	295
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD- LIBOR	Pay	5.200%	5/9/2007	1,150,000	4,957	7,942
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD- LIBOR	Pay	5.000%	3/8/2007	1,022,000	4,088	3,667
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD- LIBOR	Pay	5.130%	10/25/2006	22,400	42	35
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD- LIBOR	Pay	4.500%	10/18/2006	217,000	944	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD- LIBOR	Pay	4.500%	10/4/2006	217,000	1,107	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD- LIBOR	Pay	4.800%	12/22/2006	2,275,000	12,626	1,684
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	5.000%	3/8/2007	1,414,000	6,618	5,073
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	5.080%	4/19/2007	3,781,400	12,715	19,678
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	5.200%	5/9/2007	5,237,800	22,837	36,172
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	5.200%	5/23/2007	4,417,000	19,324	31,520
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD -LIBOR	Pay	5.250%	6/7/2007	4,539,700	19,975	36,322
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	5.500%	6/30/2007	4,463,000	21,422	52,164
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	4.750%	7/2/2007	2,337,600	9,672	9,672
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	5.250%	7/2/2007	11,981,000	63,009	100,209
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	5.370%	7/2/2007	6,289,700	24,247	62,344
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD- LIBOR	Pay	5.130%	10/25/2006	929,400	1,464	1,456
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD- LIBOR	Pay	5.170%	2/1/2007	2,358,000	6,072	10,953
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD- LIBOR	Pay	5.250%	6/7/2007	877,000	3,227	7,017

							$303,709	$463,606

Options on Securities

Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2036	$89.000	10/5/2006	$450,000	$53	$0

Straddle Options

Description	Counterparty	Exercise Price(2)	Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	1/17/2007	$280,000	$0	$(1,628)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(m)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	100	$18	$69
Call - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2006	29,183	21,000	55,174
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	100	36	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	12,727	4,663	199
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	14,280	4,527	223
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	10,168	6,481	8,516
Put - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	2,922	1,598	822
Put - CME 90-Day Eurodollar March Futures	95.250	3/19/2007	3,725	3,480	4,214

				$41,803	$69,218

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call -OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR- LIBOR	Receive	4.100%	7/2/2007	EUR	310,000	$3,714	$6,162
Call -OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR- LIBOR	Receive	4.100%	7/2/2007		1,625,000	21,903	32,384
Call -OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR- LIBOR	Receive	4.230%	7/2/2007		785,000	10,124	19,735
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR- LIBOR	Receive	4.100%	7/2/2007		741,000	8,366	14,767
Call -OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP- LIBOR	Receive	4.850%	6/15/2007	GBP	114,800	1,859	2,172
Put -OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP- LIBOR	Pay	4.500%	12/20/2006		1,774,100	8,656	23,428
Call -OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP- LIBOR	Receive	4.850%	6/15/2007		73,500	1,467	1,391
Call -OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP- LIBOR	Receive	4.850%	6/15/2007		183,000	2,902	3,463
Call -OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD- LIBOR	Receive	5.210%	10/25/2006		$1,220,000	4,420	8,261
Call -OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD- LIBOR	Receive	5.040%	3/8/2007		768,000	7,296	6,238
Call -OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD- LIBOR	Receive	4.540%	10/4/2006		463,600	5,431	0
Call -OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD- LIBOR	Receive	4.850%	12/22/2006		172,000	2,260	380
Call -OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD- LIBOR	Receive	5.315%	5/9/2007		500,000	5,119	8,535
Call -OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD- LIBOR	Receive	5.040%	3/8/2007		439,000	4,236	3,566
Call -OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD- LIBOR	Receive	4.560%	10/18/2006		93,000	928	0
Call -OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD- LIBOR	Receive	4.540%	10/4/2006		90,000	1,074	0
Call -OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD- LIBOR	Receive	4.850%	12/22/2006		978,000	12,836	2,160
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.040%	3/8/2007		609,000	6,779	4,947
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.220%	4/19/2007		1,643,900	12,989	22,826
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.315%	5/9/2007		2,291,500	23,638	39,116
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.300%	5/23/2007		1,884,000	18,840	31,998
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.340%	6/7/2007		1,974,000	20,076	36,525
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.600%	6/29/2007		1,940,000	21,437	52,642
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.000%	7/2/2007		1,015,100	10,608	10,608
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.370%	7/2/2007		5,207,000	62,924	103,723
Call -OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.500%	7/2/2007		2,062,300	23,765	60,539
Call -OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD- LIBOR	Receive	5.210%	10/25/2006		398,200	1,558	2,696
Call -OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD- LIBOR	Receive	5.240%	2/1/2007		1,020,700	6,277	12,365
Call -OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD- LIBOR	Receive	5.325%	6/7/2007		383,000	3,256	6,920

								$314,738	$517,547

Straddle Options - Short Positions

Description	Counterparty	Exercise Price(3)	Expiration Date	Notional Amount	Premium(3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	1/17/2007	$280,000	$0	$(867)

(3)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(n)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	8/1/2021	7/21/1992	$587	$564	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	6/24/1993	2,034	1,999	0.00%
Mazda Manufacturing Corp.	10.500%	7/1/2008	8/30/1993	509	496	0.00%
Mazda Motor Corp.	10.500%	7/1/2008	3/14/2003	57	55	0.00%
Morgan Stanley Warehouse Facilities	1.390%	10/30/2006	6/28/2004	234,600	234,600	0.24%
United Airlines, Inc.	11.080%	5/27/2024	12/28/2001	825	1,314	0.00%
United Telecom, Inc.	6.890%	7/1/2008	9/22/2003	714	701	0.00%
United Telephone Co. of the Northwest	6.890%	7/1/2008	5/2/2002	2,697	2,765	0.01%
Wilmington Trust Corp.	10.500%	7/1/2008	3/14/2003	178	175	0.00%

				$242,201	$242,669	0.25%

(o)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	334,220	10/2006	$0	$(1,740)	$(1,740)
Buy	CNY	742,913	03/2007	0	(723)	(723)
Sell	EUR	5,814,143	10/2006	43,919	0	43,919
Sell	GBP	39,346	10/2006	1,088	0	1,088
Buy	INR	756,651	11/2006	0	(243)	(243)
Buy		730,634	02/2007	262	0	262
Buy		1,199,042	03/2007	108	0	108
Buy	JPY	308,976,331	11/2006	0	(82,055)	(82,055)
Buy	KRW	18,851,061	11/2006	388	0	388
Buy		33,866,800	12/2006	247	0	247
Buy		51,111,397	02/2007	849	0	849
Buy		26,381,168	03/2007	313	0	313
Buy		133,131,382	05/2007	0	(687)	(687)
Sell	NZD	58,583	10/2006	955	0	955
Buy	RUB	1,334,574	12/2006	31	(2)	29
Buy		995,618	01/2007	1	(20)	(19)
Buy		3,404,488	03/2007	30	(76)	(46)
Buy	SGD	43,496	10/2006	0	(247)	(247)
Sell		15,471	10/2006	4	0	4
Buy		155,184	11/2006	0	(18)	(18)
Buy		15,471	01/2007	0	(4)	(4)
Buy		29,795	03/2007	0	(42)	(42)
Buy	TWD	577,873	10/2006	0	(139)	(139)
Buy		311,248	12/2006	0	(465)	(465)
Buy		2,889,854	02/2007	0	(1,987)	(1,987)

				$48,195	$(88,448)	$(40,253)

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Code of Ethics—Not Applicable.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 7, 2006

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 7, 2006